Schedule of Investments (unaudited)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 94.7%
U.S. Treasury Bills — 94.7%
5.01%, 12/3/24*(a)	$49,750,000	$49,743,861
4.84%, 1/9/25*	49,740,000	49,504,500
4.56%, 2/13/25*	50,290,000	49,841,690
4.49%, 3/6/25*	50,670,000	50,092,009
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $199,136,752)		199,182,060
	Shares
EXCHANGE-TRADED FUND — 4.0%
United States — 4.0%
WisdomTree Floating Rate Treasury Fund(b)
(Cost: $8,468,626)	168,500	8,475,550

MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(c)
(Cost: $460,207)	460,207	460,207
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 6.5%
United States — 6.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(c)
(Cost: $13,733,172)	13,733,172	13,733,172
TOTAL INVESTMENTS IN SECURITIES — 105.4% (Cost: $221,798,757)		221,850,989
Other Liabilities less Assets — (5.4)%		(11,360,985)
NET ASSETS — 100.0%		$210,490,004

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,462,232 and the total market value of the collateral held by the Fund was $13,733,172.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2024.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2024 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$8,872,655	$1,612,096	$2,013,024	$(591)	$4,414	$8,475,550	$95,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	12/5/2024	117,271	USD	180,000	AUD	$–	$(163)
Bank of America NA	12/5/2024	315,109	USD	440,000	CAD	836	–
Bank of America NA	12/5/2024	129,851	USD	115,000	CHF	–	(769)
Bank of America NA	12/5/2024	187,485	USD	1,360,000	CNH	–	(117)
Bank of America NA	12/5/2024	12,366,360	USD	87,885,000	CNY	189,991	–
Bank of America NA	12/5/2024	770,537	USD	735,000	EUR	–	(7,373)
Bank of America NA	12/5/2024	270,805	USD	215,000	GBP	–	(3,233)
Bank of America NA	12/5/2024	74,278	USD	6,275,000	INR	38	–
Bank of America NA	12/5/2024	345,039	USD	53,240,000	JPY	–	(10,836)
Bank of America NA	12/5/2024	87,305	USD	122,000,000	KRW	–	(164)
Bank of America NA	12/5/2024	16,457,445	USD	331,200,000	MXN	199,203	–
Bank of America NA	12/5/2024	249,881	USD	5,110,000	MXN	–	(963)
Bank of America NA	12/5/2024	70,603	USD	95,000	SGD	–	(376)
Bank of Montreal	12/5/2024	51,539,983	USD	47,320,000	EUR	1,457,368	–
Barclays Bank PLC	12/5/2024	33,390,000	CAD	23,833,805	USD	15,219	–
Barclays Bank PLC	12/5/2024	55,405,000	EUR	58,447,887	USD	191,743	–
Barclays Bank PLC	12/5/2024	389,980,000	MXN	19,183,018	USD	–	(39,332)
Barclays Bank PLC	12/5/2024	7,380,000	SGD	5,500,972	USD	12,939	–
Barclays Bank PLC	12/5/2024	118,550	USD	180,000	AUD	1,116	–
Barclays Bank PLC	12/5/2024	316,767	USD	440,000	CAD	2,494	–
Barclays Bank PLC	12/5/2024	133,492	USD	115,000	CHF	2,871	–
Barclays Bank PLC	12/5/2024	191,583	USD	1,360,000	CNH	3,982	–
Barclays Bank PLC	12/5/2024	794,824	USD	730,000	EUR	22,206	–
Barclays Bank PLC	12/5/2024	278,484	USD	215,000	GBP	4,446	–
Barclays Bank PLC	12/5/2024	350,943	USD	53,200,000	JPY	–	(4,664)
Barclays Bank PLC	12/5/2024	248,773	USD	5,030,000	MXN	1,856	–
Barclays Bank PLC	12/5/2024	4,613,914	USD	6,085,000	SGD	67,552	–
Barclays Bank PLC	12/5/2024	56,902	USD	75,000	SGD	866	–
Barclays Bank PLC	1/8/2025	24,534,562	USD	34,325,000	CAD	–	(16,101)
Barclays Bank PLC	1/8/2025	61,859,492	USD	58,550,000	EUR	–	(202,656)
Barclays Bank PLC	1/8/2025	19,849,798	USD	405,855,000	MXN	38,642	–
Barclays Bank PLC	1/8/2025	5,546,730	USD	7,430,000	SGD	–	(13,116)
BNP Paribas SA	12/5/2024	103,405,000	CNH	14,258,024	USD	5,888	–
BNP Paribas SA	1/8/2025	14,863,091	USD	107,615,000	CNH	–	(6,350)
Canadian Imperial Bank of Commerce	12/5/2024	4,036,055,000	JPY	26,847,614	USD	130,798	–
Canadian Imperial Bank of Commerce	12/5/2024	22,679,716	USD	3,432,550,000	JPY	–	(264,657)
Canadian Imperial Bank of Commerce	1/8/2025	27,433,591	USD	4,105,055,000	JPY	–	(133,684)
Citibank NA	12/5/2024	133,050	USD	185,000,000	KRW	412	–
Citibank NA	12/5/2024	95,688	USD	3,100,000	TWD	215	–
HSBC Holdings PLC	12/5/2024	13,795,000	AUD	8,985,107	USD	14,905	–
HSBC Holdings PLC	12/5/2024	7,714,374	USD	11,720,000	AUD	68,115	–
HSBC Holdings PLC	12/5/2024	4,821,240	USD	405,770,000	INR	20,535	–
HSBC Holdings PLC	12/5/2024	74,413	USD	6,270,000	INR	232	–
HSBC Holdings PLC	12/5/2024	111,740	USD	9,435,000	INR	114	–
HSBC Holdings PLC	12/5/2024	5,797,546	USD	7,955,450,000	KRW	93,798	–
HSBC Holdings PLC	12/5/2024	12,590	USD	400,000	TWD	271	–
HSBC Holdings PLC	1/8/2025	9,258,038	USD	14,210,000	AUD	–	(15,229)
JP Morgan Chase Bank NA	12/5/2024	9,370,425,000	KRW	6,709,840	USD	8,390	–
JP Morgan Chase Bank NA	12/5/2024	152,840,000	TWD	4,703,203	USD	3,892	–
JP Morgan Chase Bank NA	12/5/2024	118,322	USD	180,000	AUD	888	–
JP Morgan Chase Bank NA	12/5/2024	175,437	USD	270,000	AUD	–	(714)
JP Morgan Chase Bank NA	12/5/2024	117,112	USD	180,000	AUD	–	(322)
JP Morgan Chase Bank NA	12/5/2024	316,177	USD	440,000	CAD	1,904	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	12/5/2024	470,711	USD	660,000	CAD	$–	$(698)
JP Morgan Chase Bank NA	12/5/2024	314,104	USD	440,000	CAD	–	(169)
JP Morgan Chase Bank NA	12/5/2024	130,875	USD	115,000	CHF	255	–
JP Morgan Chase Bank NA	12/5/2024	192,854	USD	170,000	CHF	–	(237)
JP Morgan Chase Bank NA	12/5/2024	130,392	USD	115,000	CHF	–	(229)
JP Morgan Chase Bank NA	12/5/2024	188,379	USD	1,360,000	CNH	778	–
JP Morgan Chase Bank NA	12/5/2024	188,089	USD	1,360,000	CNH	488	–
JP Morgan Chase Bank NA	12/5/2024	262,329	USD	1,900,000	CNH	239	–
JP Morgan Chase Bank NA	12/5/2024	778,554	USD	730,000	EUR	5,935	–
JP Morgan Chase Bank NA	12/5/2024	1,162,464	USD	1,100,000	EUR	–	(1,755)
JP Morgan Chase Bank NA	12/5/2024	773,590	USD	730,000	EUR	971	–
JP Morgan Chase Bank NA	12/5/2024	276,625	USD	215,000	GBP	2,587	–
JP Morgan Chase Bank NA	12/5/2024	380,379	USD	300,000	GBP	–	(1,999)
JP Morgan Chase Bank NA	12/5/2024	272,491	USD	215,000	GBP	–	(1,547)
JP Morgan Chase Bank NA	12/5/2024	74,364	USD	6,280,000	INR	64	–
JP Morgan Chase Bank NA	12/5/2024	74,352	USD	6,285,000	INR	–	(6)
JP Morgan Chase Bank NA	12/5/2024	346,220	USD	53,425,000	JPY	–	(10,891)
JP Morgan Chase Bank NA	12/5/2024	346,749	USD	53,125,000	JPY	–	(8,357)
JP Morgan Chase Bank NA	12/5/2024	529,501	USD	79,960,000	JPY	–	(4,979)
JP Morgan Chase Bank NA	12/5/2024	313,598	USD	431,975,000	KRW	3,889	–
JP Morgan Chase Bank NA	12/5/2024	89,625	USD	123,000,000	KRW	1,439	–
JP Morgan Chase Bank NA	12/5/2024	87,143	USD	122,000,000	KRW	–	(326)
JP Morgan Chase Bank NA	12/5/2024	368,259	USD	7,600,000	MXN	–	(4,817)
JP Morgan Chase Bank NA	12/5/2024	253,109	USD	5,135,000	MXN	1,038	–
JP Morgan Chase Bank NA	12/5/2024	249,182	USD	5,090,000	MXN	–	(681)
JP Morgan Chase Bank NA	12/5/2024	71,289	USD	95,000	SGD	310	–
JP Morgan Chase Bank NA	12/5/2024	268,693	USD	360,000	SGD	–	(278)
JP Morgan Chase Bank NA	12/5/2024	71,004	USD	95,000	SGD	26	–
JP Morgan Chase Bank NA	12/5/2024	62,039	USD	2,020,000	TWD	–	(172)
JP Morgan Chase Bank NA	1/8/2025	6,941,130	USD	9,681,280,000	KRW	–	(10,736)
JP Morgan Chase Bank NA	1/8/2025	4,778,566	USD	154,945,000	TWD	–	(8,761)
Morgan Stanley & Co. International	12/5/2024	416,451	USD	635,000	AUD	2,170	–
Morgan Stanley & Co. International	12/5/2024	20,410,008	USD	28,390,000	CAD	132,266	–
Morgan Stanley & Co. International	12/5/2024	1,104,358	USD	1,540,000	CAD	4,403	–
Morgan Stanley & Co. International	12/5/2024	460,907	USD	400,000	CHF	6,575	–
Morgan Stanley & Co. International	12/5/2024	670,898	USD	4,780,000	CNH	11,535	–
Morgan Stanley & Co. International	12/5/2024	2,793,360	USD	2,575,000	EUR	68,027	–
Morgan Stanley & Co. International	12/5/2024	968,982	USD	750,000	GBP	13,035	–
Morgan Stanley & Co. International	12/5/2024	261,807	USD	22,040,000	INR	1,050	–
Morgan Stanley & Co. International	12/5/2024	74,592	USD	6,290,000	INR	175	–
Morgan Stanley & Co. International	12/5/2024	111,387	USD	9,415,000	INR	–	(3)
Morgan Stanley & Co. International	12/5/2024	1,229,015	USD	187,325,000	JPY	–	(23,131)
Morgan Stanley & Co. International	12/5/2024	131,532	USD	185,000,000	KRW	–	(1,106)
Morgan Stanley & Co. International	12/5/2024	87,851	USD	123,000,000	KRW	–	(336)
Morgan Stanley & Co. International	12/5/2024	88,402	USD	123,000,000	KRW	216	–
Morgan Stanley & Co. International	12/5/2024	881,786	USD	17,975,000	MXN	–	(587)
Morgan Stanley & Co. International	12/5/2024	249,191	USD	330,000	SGD	2,634	–
Morgan Stanley & Co. International	12/5/2024	215,940	USD	6,875,000	TWD	4,207	–
Morgan Stanley & Co. International	12/5/2024	93,002	USD	3,030,000	TWD	–	(315)
Morgan Stanley & Co. International	12/5/2024	62,743	USD	2,035,000	TWD	70	–
Morgan Stanley & Co. International	12/5/2024	200,246	USD	6,500,000	TWD	62	–
Morgan Stanley & Co. International	12/5/2024	62,206	USD	2,020,000	TWD	–	(6)
Royal Bank of Canada	12/5/2024	478,060,000	INR	5,651,997	USD	3,978	–
Royal Bank of Canada	12/5/2024	17,986,977	USD	13,950,000	GBP	206,361	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2024

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	12/5/2024	3,983,546	USD	126,860,000	TWD	$76,570	$–
Royal Bank of Canada	1/8/2025	5,790,064	USD	490,595,000	INR	–	(909)
Standard Chartered Bank	12/5/2024	8,630,000	CHF	9,784,983	USD	17,225	–
Standard Chartered Bank	12/5/2024	16,375,000	GBP	20,792,736	USD	78,775	–
Standard Chartered Bank	12/5/2024	174,161	USD	270,000	AUD	–	(1,990)
Standard Chartered Bank	12/5/2024	117,018	USD	180,000	AUD	–	(416)
Standard Chartered Bank	12/5/2024	427,002	USD	600,000	CAD	–	(1,552)
Standard Chartered Bank	12/5/2024	314,807	USD	440,000	CAD	534	–
Standard Chartered Bank	12/5/2024	8,499,786	USD	7,315,000	CHF	191,194	–
Standard Chartered Bank	12/5/2024	191,142	USD	170,000	CHF	–	(1,949)
Standard Chartered Bank	12/5/2024	129,877	USD	115,000	CHF	–	(743)
Standard Chartered Bank	12/5/2024	187,744	USD	1,360,000	CNH	143	–
Standard Chartered Bank	12/5/2024	281,296	USD	2,040,000	CNH	–	(106)
Standard Chartered Bank	12/5/2024	771,445	USD	735,000	EUR	–	(6,465)
Standard Chartered Bank	12/5/2024	789,641	USD	750,000	EUR	–	(4,146)
Standard Chartered Bank	12/5/2024	270,197	USD	215,000	GBP	–	(3,841)
Standard Chartered Bank	12/5/2024	379,716	USD	300,000	GBP	–	(2,663)
Standard Chartered Bank	12/5/2024	448,849	USD	70,000,000	JPY	–	(19,056)
Standard Chartered Bank	12/5/2024	345,660	USD	53,230,000	JPY	–	(10,148)
Standard Chartered Bank	12/5/2024	375,119	USD	7,695,000	MXN	–	(2,620)
Standard Chartered Bank	12/5/2024	252,879	USD	5,145,000	MXN	317	–
Standard Chartered Bank	12/5/2024	107,756	USD	145,000	SGD	–	(579)
Standard Chartered Bank	12/5/2024	74,312	USD	100,000	SGD	–	(402)
Standard Chartered Bank	1/8/2025	10,229,355	USD	8,985,000	CHF	–	(17,904)
Standard Chartered Bank	1/8/2025	21,598,517	USD	17,010,000	GBP	–	(81,523)
						$3,403,266	$(959,953)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$199,182,060	$–	$199,182,060
Exchange-Traded Fund	8,475,550	–	–	8,475,550
Mutual Fund	–	460,207	–	460,207
Investment of Cash Collateral for Securities Loaned	–	13,733,172	–	13,733,172
Total Investments in Securities	$8,475,550	$213,375,439	$–	$221,850,989
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$3,403,266	$–	$3,403,266
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(959,953)	$–	$(959,953)
Total - Net	$8,475,550	$215,818,752	$–	$224,294,302

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

November 30, 2024

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
SGD	Singapore dollar
TWD	Taiwan new dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 61.8%
U.S. Treasury Bills — 61.8%
4.88%, 12/10/24*	$2,300,000	$2,297,691
4.58%, 2/6/25*	2,200,000	2,182,270
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,478,962)		4,479,961
	Shares
EXCHANGE-TRADED FUND — 4.7%
United States — 4.7%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $341,394)	6,800	342,040
	Principal Amount
REPURCHASE AGREEMENT — 31.4%
United States — 31.4%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/24 (tri-party custodian: The Bank of New York Mellon Corp.), 4.58% due 12/2/24; Proceeds at maturity – $2,280,870 (fully collateralized by U.S. Treasury Note, 4.50% due 3/31/26; Market value including accrued interest – $2,325,679)
(Cost: $2,280,000)	2,280,000	2,280,000
TOTAL INVESTMENTS IN SECURITIES — 97.9% (Cost: $7,100,356)		7,102,001
Other Assets less Liabilities — 2.1%		149,077
NET ASSETS — 100.0%		$7,251,078

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2024 were as follows:

Affiliate	Value at 08/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$341,836	$—	$—	$—	$204	$342,040	$4,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	2/6/2025	17,510,000	THB	519,854	USD	$–	$(6,639)
HSBC Holdings PLC	2/6/2025	10,645,000	MXN	522,966	USD	–	(3,126)
HSBC Holdings PLC	2/6/2025	20,115,000	TRY	531,868	USD	10,198	–
HSBC Holdings PLC	2/6/2025	48,250	USD	1,800,000	TRY	–	(257)
Merrill Lynch	2/6/2025	3,705,000	CNH	523,045	USD	–	(10,458)
Morgan Stanley & Co. International	2/6/2025	3,035,000	BRL	518,095	USD	–	(13,929)
Morgan Stanley & Co. International	2/6/2025	499,375,000	CLP	518,858	USD	–	(7,833)
Morgan Stanley & Co. International	2/6/2025	2,318,960,000	COP	518,931	USD	2,640	–
Morgan Stanley & Co. International	2/6/2025	8,270,410,000	IDR	523,709	USD	–	(3,566)
Morgan Stanley & Co. International	2/6/2025	44,170,000	INR	522,969	USD	–	(2,454)
Morgan Stanley & Co. International	2/6/2025	720,115,000	KRW	525,616	USD	–	(9,212)
Morgan Stanley & Co. International	2/6/2025	30,480,000	PHP	522,097	USD	–	(2,732)
Morgan Stanley & Co. International	2/6/2025	2,110,000	PLN	524,686	USD	–	(7,146)
Morgan Stanley & Co. International	2/6/2025	9,330,000	ZAR	523,728	USD	–	(10,265)
Royal Bank of Canada	2/6/2025	2,275,000	MYR	521,490	USD	–	(9,138)
						$12,838	$(86,755)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$4,479,961	$–	$4,479,961
Exchange-Traded Fund	342,040	–	–	342,040
Repurchase Agreement	–	2,280,000	–	2,280,000
Total Investments in Securities	$342,040	$6,759,961	$–	$7,102,001
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$12,838	$–	$12,838
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(86,755)	$–	$(86,755)
Total - Net	$342,040	$6,686,044	$–	$7,028,084

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Currency Strategy Fund (CEW)

November 30, 2024

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 98.9%
U.S. Treasury Notes — 98.9%
4.25%, 12/31/25	$220,000	$219,764
4.25%, 1/31/26	229,000	228,839
4.63%, 2/28/26	227,000	227,887
4.50%, 3/31/26	229,500	230,155
4.88%, 4/30/26	223,500	225,381
4.88%, 5/31/26	223,500	225,512
4.63%, 6/30/26	225,500	226,861
4.38%, 7/31/26	227,500	228,073
3.75%, 8/31/26	231,000	229,231
3.50%, 9/30/26	232,500	229,707
4.13%, 10/31/26(a)	230,000	229,762
4.25%, 11/30/26	230,000	230,427
4.38%, 12/15/26	225,500	226,399
4.00%, 1/15/27	229,000	228,275
4.13%, 2/15/27	229,000	228,830
4.25%, 3/15/27	227,500	228,024
4.50%, 4/15/27	227,500	229,322
4.50%, 5/15/27	216,500	218,344
4.63%, 6/15/27	224,000	226,730
4.38%, 7/15/27	225,500	226,927
3.75%, 8/15/27	231,000	228,898
3.38%, 9/15/27	233,000	228,613
3.88%, 10/15/27	232,000	230,604
4.13%, 11/15/27	233,000	233,209
Total U.S. Treasury Notes		5,465,774
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,473,629)		5,465,774
	Shares
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(b)
(Cost: $10,204)	10,204	10,204
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.2%
United States — 4.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(b)
(Cost: $234,888)	234,888	234,888
TOTAL INVESTMENTS IN SECURITIES — 103.3% (Cost: $5,718,721)		5,710,866
Other Liabilities less Assets — (3.3)%		(179,990)
NET ASSETS — 100.0%		$5,530,876

(a)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $229,762 and the total market value of the collateral held by the Fund was $234,888.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments

Schedule of Investments (unaudited) (continued)

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

November 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$5,465,774	$–	$5,465,774
Mutual Fund	–	10,204	–	10,204
Investment of Cash Collateral for Securities Loaned	–	234,888	–	234,888
Total Investments in Securities	$–	$5,710,866	$–	$5,710,866

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.4%
U.S. Treasury Notes — 99.4%
1.88%, 2/15/32	$378,000	$325,346
2.88%, 5/15/32	363,000	333,960
2.75%, 8/15/32	364,000	330,899
4.13%, 11/15/32	334,000	334,104
3.50%, 2/15/33	345,000	329,610
3.38%, 5/15/33	353,000	333,557
3.88%, 8/15/33	337,000	329,997
4.50%, 11/15/33	325,000	333,099
4.00%, 2/15/34	336,000	331,590
4.38%, 5/15/34	329,000	334,141
3.88%, 8/15/34	340,000	331,951
4.25%, 11/15/34	333,000	335,159
Total U.S. Treasury Notes		3,983,413
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,026,498)		3,983,413
	Shares
MUTUAL FUND — 0.9%
United States — 0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(a)
(Cost: $36,388)	36,388	36,388
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $4,062,886)		4,019,801
Other Liabilities less Assets — (0.3)%		(11,375)
NET ASSETS — 100.0%		$4,008,426

(a)	Rate shown represents annualized 7-day yield as of November 30, 2024.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$3,983,413	$–	$3,983,413
Mutual Fund	–	36,388	–	36,388
Total Investments in Securities	$–	$4,019,801	$–	$4,019,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Bianco Total Return Fund (WTBN)

November 30, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS — 100.0%
United States — 100.0%
iShares 0-5 Year TIPS Bond ETF	$43,145	$4,361,096
iShares 3-7 Year Treasury Bond ETF	7,467	874,610
iShares 7-10 Year Treasury Bond ETF	47,951	4,564,456
iShares BBB Rated Corporate Bond ETF(a)	25,156	2,192,325
iShares MBS ETF	125,467	11,785,115
Schwab Long-Term U.S. Treasury ETF	130,431	4,372,047
Schwab Short-Term U.S. Treasury ETF	26,979	654,241
Simplify MBS ETF	76,756	3,869,270
Vanguard Intermediate-Term Corporate Bond ETF(b)	45,616	3,748,267
Vanguard Long-Term Corporate Bond ETF	27,932	2,206,349
Vanguard Short-Term Corporate Bond ETF	10,547	829,521
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	154,681	4,315,600
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $43,311,016)		43,772,897
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(c)
(Cost: $19,542)	19,542	19,542
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.4%
United States — 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(c)
(Cost: $617,900)	617,900	617,900
TOTAL INVESTMENTS IN SECURITIES — 101.4% (Cost: $43,948,458)		44,410,339
Other Liabilities less Assets — (1.4)%		(625,795)
NET ASSETS — 100.0%		$43,784,544

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $608,058 and the total market value of the collateral held by the Fund was $617,900.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Bianco Total Return Fund (WTBN)

November 30, 2024

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2024 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2024	Dividend Income
iShares BBB Rated Corporate Bond ETF	$344,279	$1,835,105	$4,804	$(59)	$17,804	$2,192,325	$3,239
WisdomTree Bloomberg U.S. Dollar Bullish Fund	346,672	3,986,512	23,868	30	6,254	4,315,600	—
Total	$690,951	$5,821,617	$28,672	$(29)	$24,058	$6,507,925	$3,239

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$43,772,897	$–	$–	$43,772,897
Mutual Fund	–	19,542	–	19,542
Investment of Cash Collateral for Securities Loaned	–	617,900	–	617,900
Total Investments in Securities	$43,772,897	$637,442	$–	$44,410,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2024

Investments	Principal Amount	Value
CORPORATE BONDS — 90.3%
Argentina — 1.4%
Telecom Argentina SA
9.50%, 7/18/31(a)	$310,000	$324,805
Transportadora de Gas del Sur SA
8.50%, 7/24/31(a)	260,000	271,082
YPF SA
9.50%, 1/17/31(a)	350,000	371,224
Total Argentina		967,111
Australia — 0.8%
AngloGold Ashanti Holdings PLC
3.75%, 10/1/30	600,000	543,081
Brazil — 7.1%
Ambipar Lux SARL
9.88%, 2/6/31(a)	275,000	285,803
Braskem Netherlands Finance BV
8.00%, 10/15/34(a)	400,000	401,376
Centrais Eletricas Brasileiras SA
6.50%, 1/11/35(a)	325,000	315,848
Cosan Luxembourg SA
7.25%, 6/27/31(b)	275,000	280,404
CSN Resources SA
8.88%, 12/5/30(a)(c)	200,000	205,001
Embraer Netherlands Finance BV
7.00%, 7/28/30(a)	400,000	424,560
Minerva Luxembourg SA
4.38%, 3/18/31(b)	925,000	792,896
Movida Europe SA
7.85%, 4/11/29(a)	475,000	446,555
NBM U.S. Holdings, Inc.
7.00%, 5/14/26(b)	237,000	238,541
Raizen Fuels Finance SA
5.70%, 1/17/35(a)	650,000	627,997
Sitios Latinoamerica SAB de CV
6.00%, 11/25/29(a)	630,000	634,410
Suzano International Finance BV
5.50%, 1/17/27	250,000	252,734
Total Brazil		4,906,125
Chile — 7.1%
Antofagasta PLC
6.25%, 5/2/34(a)	200,000	207,650
Banco de Credito & Inversiones SA
2.88%, 10/14/31(b)	200,000	172,375
Banco del Estado de Chile
7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(a)(d)(e)	400,000	418,000
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	250,000	240,626
Cencosud SA
5.95%, 5/28/31(a)	400,000	405,752
Chile Electricity Lux Mpc II SARL
5.58%, 10/20/35(a)	700,000	694,530
Engie Energia Chile SA
3.40%, 1/28/30(b)	870,000	771,620
6.38%, 4/17/34(a)	200,000	203,251
Inversiones CMPC SA
6.13%, 2/26/34(a)	300,000	306,375
Latam Airlines Group SA
7.88%, 4/15/30(a)	575,000	588,467
Sociedad Quimica y Minera de Chile SA
5.50%, 9/10/34(a)	650,000	625,856
Telefonica Moviles Chile SA
3.54%, 11/18/31(b)	300,000	235,501
Total Chile		4,870,003
China — 3.6%
Alibaba Group Holding Ltd.
5.25%, 5/26/35(a)	1,000,000	1,003,500
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(a)	300,000	292,414
Lenovo Group Ltd.
3.42%, 11/2/30(b)	400,000	365,024
6.54%, 7/27/32(a)	330,000	354,658
Prosus NV
3.06%, 7/13/31(b)	550,000	471,111
Total China		2,486,707
Colombia — 4.9%
Aris Mining Corp.
8.00%, 10/31/29(a)	500,000	504,065
Bancolombia SA
8.63%, 12/24/34, (8.625% fixed rate until 12/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(e)	525,000	551,741
Ecopetrol SA
8.88%, 1/13/33	950,000	982,077
8.38%, 1/19/36	440,000	433,400
Geopark Ltd.
5.50%, 1/17/27(a)	375,000	361,762
Grupo Energia Bogota SA ESP
7.85%, 11/9/33(a)	475,000	530,813
Total Colombia		3,363,858
Dominican Republic — 1.2%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 6/30/34(a)	775,000	796,557
Ghana — 0.2%
Tullow Oil PLC
10.25%, 5/15/26(a)	188,000	169,670
Guatemala — 1.1%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
5.25%, 4/27/29(a)	360,000	341,100
CT Trust
5.13%, 2/3/32(b)	450,000	410,484
Total Guatemala		751,584
Hong Kong — 2.4%
AIA Group Ltd.
4.95%, 3/30/35(a)	700,000	693,973
Melco Resorts Finance Ltd.
5.75%, 7/21/28(b)	975,000	930,820
Total Hong Kong		1,624,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2024

Investments	Principal Amount	Value
India — 5.3%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(b)	$250,000	$219,375
Biocon Biologics Global PLC
6.67%, 10/9/29(a)	500,000	481,250
IRB Infrastructure Developers Ltd.
7.11%, 3/11/32(a)	575,000	579,025
JSW Steel Ltd.
5.05%, 4/5/32(a)	500,000	448,437
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(d)(e)	700,000	682,281
Periama Holdings LLC
5.95%, 4/19/26(b)	250,000	249,625
Reliance Industries Ltd.
2.88%, 1/12/32(a)	285,000	249,086
Summit Digitel Infrastructure Ltd.
2.88%, 8/12/31(a)	550,000	476,000
Vedanta Resources Finance II PLC
10.88%, 9/17/29(a)	250,000	255,469
Total India		3,640,548
Indonesia — 0.4%
Medco Maple Tree Pte. Ltd.
8.96%, 4/27/29(a)	250,000	263,594
Israel — 2.8%
Bank Leumi Le-Israel BM
3.28%, 1/29/31, (3.275% fixed rate until 1/29/26; 5-year Constant Maturity Treasury Rate + 1.631% thereafter)(b)(e)	400,000	386,150
Energean Israel Finance Ltd.
8.50%, 9/30/33(b)	150,000	149,518
Israel Discount Bank Ltd.
5.38%, 1/26/28(b)	375,000	373,312
Israel Electric Corp. Ltd.
4.25%, 8/14/28(b)	300,000	290,934
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	300,000	288,000
8.13%, 9/15/31	400,000	449,920
Total Israel		1,937,834
Jamaica — 0.7%
Kingston Airport Revenue Finance Ltd.
6.75%, 12/15/36(a)	475,000	488,901
Kazakhstan — 1.1%
KazMunayGas National Co. JSC
3.50%, 4/14/33(b)	625,000	532,031
6.38%, 10/24/48(b)	225,000	217,125
Total Kazakhstan		749,156
Kuwait — 2.3%
MEGlobal BV
4.25%, 11/3/26(b)	500,000	490,625
2.63%, 4/28/28(a)	350,000	319,703
NBK SPC Ltd.
5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(a)(e)	500,000	510,156
NBK Tier 1 Financing 2 Ltd.
4.50%, 8/27/25, (4.50% fixed rate until 11/27/25; 6-year Constant Maturity Treasury Rate + 2.832% thereafter)(a)(d)(e)	300,000	295,731
Total Kuwait		1,616,215
Luxembourg — 0.6%
Altice Financing SA
5.00%, 1/15/28(b)	200,000	160,000
5.75%, 8/15/29(a)	325,000	247,812
Total Luxembourg		407,812
Malaysia — 1.4%
GENM Capital Labuan Ltd.
3.88%, 4/19/31(a)	375,000	334,805
MISC Capital Two Labuan Ltd.
3.75%, 4/6/27(a)	680,000	662,456
Total Malaysia		997,261
Mexico — 8.0%
Banco Mercantil del Norte SA
7.50%, 6/27/29, (7.50% fixed rate until 6/27/29; 10-year Constant Maturity Treasury Rate + 5.47% thereafter)(b)(d)(e)	600,000	582,938
8.75%, 5/20/35, (8.75% fixed rate until 5/20/35; 10-year Constant Maturity Treasury Rate + 4.299% thereafter)(a)(d)(e)	575,000	570,673
BBVA Bancomer SA
8.13%, 1/8/39, (8.125% fixed rate until 1/8/34; 5-year Constant Maturity Treasury Rate + 4.214% thereafter)(a)(e)	400,000	410,166
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy
7.88%, 2/15/39(a)(c)	200,000	209,640
Cemex SAB de CV
5.13%, 6/8/26, (5.125% fixed rate until 9/8/26; 5-year Constant Maturity Treasury Rate + 4.534% thereafter)(b)(d)(e)	625,000	614,258
Comision Federal de Electricidad
6.45%, 1/24/35(a)	425,000	411,081
Grupo Aeromexico SAB de CV
8.63%, 11/15/31(a)	500,000	498,332
Petroleos Mexicanos
6.88%, 8/4/26	725,000	722,303
6.50%, 3/13/27	340,000	332,564
Southern Copper Corp.
3.88%, 4/23/25	700,000	695,891
Trust Fibra Uno
7.38%, 2/13/34(a)	450,000	451,654
Total Mexico		5,499,500
Mongolia — 3.1%
MGM China Holdings Ltd.
4.75%, 2/1/27(b)	525,000	508,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2024

Investments	Principal Amount	Value
7.13%, 6/26/31(b)	$450,000	$457,312
Sands China Ltd.
5.40%, 8/8/28	1,200,000	1,191,750
Total Mongolia		2,157,492
Morocco — 1.7%
OCP SA
6.75%, 5/2/34(a)	900,000	934,074
6.88%, 4/25/44(b)	250,000	247,033
Total Morocco		1,181,107
Nigeria — 0.6%
IHS Holding Ltd.
8.25%, 11/29/31(a)	400,000	394,124
Oman — 0.4%
Oryx Funding Ltd.
5.80%, 2/3/31(a)	250,000	251,218
Panama — 1.6%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	410,181	366,484
4.38%, 5/31/30(a)	189,633	169,432
Sable International Finance Ltd.
7.13%, 10/15/32(a)	600,000	602,370
Total Panama		1,138,286
Peru — 4.7%
Banco de Credito del Peru SA
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(b)(e)	1,000,000	983,085
Hunt Oil Co. of Peru LLC Sucursal Del Peru
8.55%, 9/18/33(a)	600,000	654,000
InRetail Consumer
3.25%, 3/22/28(b)	775,000	718,328
Niagara Energy SAC
5.75%, 10/3/34(a)	650,000	634,465
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
6.24%, 7/3/36(a)	260,000	265,263
Total Peru		3,255,141
Poland — 0.5%
Canpack SA/Canpack U.S. LLC
3.13%, 11/1/25(a)	384,000	373,597
Qatar — 0.6%
Commercial Bank PSQC
4.50%, 3/3/26, (4.50% fixed rate until 9/3/26; 5-year Constant Maturity Treasury Rate + 3.874% thereafter)(b)(d)(e)	400,000	389,788
Russia — 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC
5.95%, 4/15/30, (5.95% fixed rate until 4/15/25; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*(a)(e)(f)	350,000	21,000
Sovcombank Via SovCom Capital DAC
7.75%, 5/6/25, (7.75% fixed rate until 5/6/25; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*(a)(d)(e)(f)	300,000	26,063
Total Russia		47,063
Saudi Arabia — 2.5%
Arabian Centres Sukuk III Ltd.
9.50%, 3/6/29(b)	200,000	202,540
EIG Pearl Holdings SARL
3.55%, 8/31/36(a)	500,000	434,844
Gaci First Investment Co.
5.38%, 1/29/54(b)	350,000	320,687
Saudi Arabian Oil Co.
5.75%, 7/17/54(a)	275,000	269,141
5.75%, 7/17/54(b)	500,000	489,348
Total Saudi Arabia		1,716,560
Singapore — 0.6%
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30, (1.832% fixed rate until 9/10/25; 5-year Constant Maturity Treasury Rate + 1.58% thereafter)(a)(e)	400,000	389,836
South Africa — 1.8%
Anglo American Capital PLC
5.50%, 5/2/33(a)	275,000	279,916
Bidvest Group U.K. PLC
3.63%, 9/23/26(b)	409,000	395,912
Sasol Financing USA LLC
8.75%, 5/3/29(a)	525,000	542,228
Total South Africa		1,218,056
South Korea — 5.3%
GS Caltex Corp.
5.38%, 8/7/28(a)	300,000	304,992
LG Electronics, Inc.
5.63%, 4/24/29(a)	600,000	616,539
LG Energy Solution Ltd.
5.38%, 7/2/29(a)	300,000	303,584
5.50%, 7/2/34(a)	400,000	401,688
POSCO
4.88%, 1/23/27(a)	550,000	549,950
Shinhan Financial Group Co. Ltd.
2.88%, 5/12/26, (2.875% fixed rate until 5/12/26; 5-year Constant Maturity Treasury Rate + 2.064% thereafter)(a)(d)(e)	300,000	289,406
5.00%, 7/24/28(a)	325,000	327,040
SK Hynix, Inc.
2.38%, 1/19/31(a)	500,000	428,850
Woori Bank
6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(a)(d)(e)	425,000	434,828
Total South Korea		3,656,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2024

Investments	Principal Amount	Value
Thailand — 2.5%
Bangkok Bank PCL
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(b)(e)	$1,100,000	$1,010,460
Thaioil Treasury Center Co. Ltd.
4.63%, 11/20/28(b)	700,000	684,537
Total Thailand		1,694,997
Turkey — 5.4%
Akbank TAS
6.80%, 2/6/26(b)	600,000	611,062
9.37%, 3/14/29, (9.369% fixed rate until 6/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(a)(d)(e)	240,000	246,150
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 7/23/29(a)	650,000	667,875
Sisecam U.K. PLC
8.25%, 5/2/29(a)	600,000	612,561
8.63%, 5/2/32(a)	350,000	354,594
Turkiye Garanti Bankasi AS
8.13%, 1/3/35, (8.125% fixed rate until 1/3/30; 5-year Constant Maturity Treasury Rate + 3.836% thereafter)(a)(e)	400,000	401,800
WE Soda Investments Holding PLC
9.50%, 10/6/28(a)	400,000	414,500
9.38%, 2/14/31(b)	200,000	206,033
Yapi ve Kredi Bankasi AS
9.25%, 1/17/34, (9.25% fixed rate until 1/17/29; 5-year Constant Maturity Treasury Rate + 5.278% thereafter)(a)(e)	215,000	226,422
Total Turkey		3,740,997
United Arab Emirates — 3.2%
DP World Ltd.
6.85%, 7/2/37(b)	300,000	331,875
DP World Salaam
6.00%, 10/1/25, (6.00% fixed rate until 1/1/26; 5-year Constant Maturity Treasury Rate + 5.75% thereafter)(b)(d)(e)	300,000	299,436
Emirates NBD Bank PJSC
6.13%, 3/20/25, (6.125% fixed rate until 3/20/25; 6-year Constant Maturity Treasury Rate + 3.656% thereafter)(b)(d)(e)	750,000	747,656
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(b)	192,952	183,474
2.16%, 3/31/34(a)	430,505	373,829
2.94%, 9/30/40(a)	3,521	2,856
Sweihan PV Power Co. PJSC
3.63%, 1/31/49(a)	306,771	257,688
Total United Arab Emirates		2,196,814
United Kingdom — 2.0%
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(a)	700,000	612,269
Standard Chartered PLC
5.69%, 5/14/28, (5.688% fixed rate until 5/14/27; 1-year Constant Maturity Treasury Rate + 1.05% thereafter)(a)(e)	200,000	203,060
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(e)	550,000	570,806
Total United Kingdom		1,386,135
United States — 0.2%
GCC SAB de CV
3.61%, 4/20/32(a)	200,000	173,601
Zambia — 1.1%
First Quantum Minerals Ltd.
6.88%, 10/15/27(b)	200,000	200,242
9.38%, 3/1/29(a)	500,000	535,475
Total Zambia		735,717
TOTAL CORPORATE BONDS
(Cost: $62,301,566)		62,177,716
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Colombia — 0.5%
Colombia Government International Bonds
7.75%, 11/7/36	300,000	301,950
South Africa — 1.0%
Republic of South Africa Government International Bonds
5.88%, 4/20/32	425,000	409,328
7.10%, 11/19/36(a)	300,000	303,428
Total South Africa		712,756
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,013,305)		1,014,706
	Shares
MUTUAL FUND — 6.0%
United States — 6.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(g)
(Cost: $4,123,835)	4,123,835	4,123,835
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(g)
(Cost: $336,600)	336,600	336,600
TOTAL INVESTMENTS IN SECURITIES — 98.3% (Cost: $67,775,306)		67,652,857
Other Assets less Liabilities — 1.7%		1,198,396
NET ASSETS — 100.0%		$68,851,253

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

November 30, 2024

(c)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $318,291 and the total market value of the collateral held by the Fund was $336,600.
(d)	The security has a perpetual maturity; the date displayed is the next call date.
(e)	Rate shown reflects the accrual rate as of November 30, 2024 on securities with variable or step rates
(f)	Security is in default on interest payments.
(g)	Rate shown represents annualized 7-day yield as of November 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	31	3/20/25	$(3,446,812)	$(47,048)
U.S. Treasury Long Bond	2	3/20/25	(239,000)	(6,442)
Ultra 10 Year U.S. Treasury Note	72	3/20/25	(8,265,375)	(155,275)
			$(11,951,187)	$(208,765)
Long Exposure
2 Year U.S. Treasury Note	12	3/31/25	$2,473,313	$6,714
5 Year U.S. Treasury Note	91	3/31/25	9,791,742	77,842
U.S. Treasury Ultra Long Term Bond	29	3/20/25	3,688,437	130,203
			$15,953,492	$214,759
Total - Net			$4,002,305	$5,994

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$–	$62,177,716	$–	$62,177,716
Foreign Government Obligations	–	1,014,706	–	1,014,706
Mutual Fund	–	4,123,835	–	4,123,835
Investment of Cash Collateral for Securities Loaned	–	336,600	–	336,600
Total Investments in Securities	$–	$67,652,857	$–	$67,652,857
Financial Derivative Instruments
Futures Contracts[1]	$214,759	$–	$–	$214,759
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(208,765)	$–	$–	$(208,765)
Total - Net	$5,994	$67,652,857	$–	$67,658,851

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2024

Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS — 84.6%
Brazil — 11.2%
Brazil Letras do Tesouro Nacional
12.95%, 7/1/25(a)	8,000,000	BRL	$1,240,766
13.76%, 1/1/26(a)	6,600,000	BRL	953,836
13.99%, 7/1/26(a)	7,550,000	BRL	1,021,869
13.94%, 7/1/27(a)	4,000,000	BRL	475,982
13.88%, 1/1/28(a)	3,500,000	BRL	390,399
13.72%, 1/1/30(a)	3,000,000	BRL	260,817
Brazil Notas do Tesouro Nacional Serie F
10.00%, 1/1/27	6,780,000	BRL	1,052,617
10.00%, 1/1/29	7,310,000	BRL	1,083,454
10.00%, 1/1/31	2,320,000	BRL	332,600
10.00%, 1/1/33	3,500,000	BRL	489,915
10.00%, 1/1/35	1,500,000	BRL	205,369
Total Brazil			7,507,624
Chile — 2.0%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)	380,000,000	CLP	382,264
4.70%, 9/1/30(b)	275,000,000	CLP	269,271
6.00%, 4/1/33(b)	100,000,000	CLP	104,420
7.00%, 5/1/34(b)	50,000,000	CLP	56,667
5.00%, 3/1/35	300,000,000	CLP	295,424
6.00%, 1/1/43	170,000,000	CLP	191,606
Total Chile			1,299,652
China — 4.4%
China Government Bonds
2.04%, 2/25/27	4,000,000	CNY	560,047
1.62%, 8/15/27	3,220,000	CNY	447,286
2.68%, 5/21/30	6,270,000	CNY	909,263
2.80%, 11/15/32	3,650,000	CNY	535,545
2.27%, 5/25/34	1,000,000	CNY	141,024
3.81%, 9/14/50	2,000,000	CNY	360,872
Total China			2,954,037
Colombia — 4.6%
Colombian TES
7.50%, 8/26/26	1,504,300,000	COP	335,721
5.75%, 11/3/27	1,779,700,000	COP	367,553
6.00%, 4/28/28	1,022,600,000	COP	207,955
7.75%, 9/18/30	862,200,000	COP	174,960
7.00%, 3/26/31	1,269,000,000	COP	244,005
7.00%, 6/30/32	2,041,800,000	COP	378,813
13.25%, 2/9/33	884,500,000	COP	227,173
7.25%, 10/18/34	1,710,400,000	COP	305,127
6.25%, 7/9/36	597,700,000	COP	93,477
9.25%, 5/28/42	2,730,000,000	COP	513,085
7.25%, 10/26/50	1,750,000,000	COP	256,406
Total Colombia			3,104,275
Czech Republic — 2.0%
Czech Republic Government Bonds
0.25%, 2/10/27	1,690,000	CZK	65,835
5.75%, 3/29/29	2,800,000	CZK	127,513
0.05%, 11/29/29	8,550,000	CZK	300,597
1.20%, 3/13/31	23,520,000	CZK	847,375
Total Czech Republic			1,341,320
Egypt — 0.0%
Egypt Government Bonds
14.48%, 4/6/26	200,000	EGP	3,545
Hungary — 3.9%
Hungary Government Bonds
1.00%, 11/26/25	167,300,000	HUF	410,452
9.50%, 10/21/26	170,000,000	HUF	460,194
3.00%, 10/27/27	190,260,000	HUF	448,123
2.00%, 5/23/29	150,000,000	HUF	327,516
3.00%, 8/21/30	27,180,000	HUF	60,148
3.25%, 10/22/31	77,870,000	HUF	169,761
4.75%, 11/24/32	100,000,000	HUF	234,202
2.25%, 4/20/33	95,360,000	HUF	182,993
7.00%, 10/24/35	75,000,000	HUF	201,768
3.00%, 4/25/41	85,000,000	HUF	139,884
Total Hungary			2,635,041
India — 8.3%
India Government Bonds
5.15%, 11/9/25	50,000,000	INR	584,907
7.26%, 1/14/29	50,000,000	INR	605,920
5.79%, 5/11/30	50,000,000	INR	566,595
6.10%, 7/12/31	50,000,000	INR	571,429
7.26%, 8/22/32	30,000,000	INR	366,301
7.18%, 8/14/33	40,000,000	INR	483,161
7.10%, 4/8/34	35,000,000	INR	421,853
7.18%, 7/24/37	50,000,000	INR	610,212
7.16%, 9/20/50	50,000,000	INR	605,310
7.30%, 6/19/53	60,000,000	INR	740,977
Total India			5,556,665
Indonesia — 11.6%
Indonesia Treasury Bonds
6.50%, 6/15/25	3,200,000,000	IDR	201,971
5.50%, 4/15/26	9,297,000,000	IDR	577,128
8.38%, 9/15/26	6,731,000,000	IDR	437,865
6.13%, 5/15/28	1,400,000,000	IDR	86,694
9.00%, 3/15/29	9,875,000,000	IDR	673,257
8.25%, 5/15/29	5,381,000,000	IDR	359,283
7.00%, 9/15/30	13,000,000,000	IDR	824,825
6.50%, 2/15/31	5,082,000,000	IDR	314,366
8.75%, 5/15/31	8,601,000,000	IDR	592,802
8.25%, 6/15/32	4,489,000,000	IDR	304,469
8.38%, 3/15/34	1,300,000,000	IDR	89,422
7.50%, 6/15/35	11,063,000,000	IDR	720,863
8.25%, 5/15/36	11,563,000,000	IDR	796,499
7.50%, 5/15/38	3,300,000,000	IDR	215,618
8.38%, 4/15/39	2,800,000,000	IDR	197,255
7.50%, 4/15/40	9,700,000,000	IDR	636,233
8.75%, 2/15/44	1,390,000,000	IDR	103,001
Perusahaan Penerbit SBSN Indonesia
4.88%, 7/15/26	3,500,000,000	IDR	214,081
6.38%, 3/15/34	4,800,000,000	IDR	293,820
6.88%, 3/15/36	2,350,000,000	IDR	148,712
Total Indonesia			7,788,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2024

Investments	Principal Amount†		Value
Malaysia — 4.8%
Malaysia Government Bonds
4.50%, 4/30/29	900,000	MYR	$210,336
3.89%, 8/15/29	900,000	MYR	205,285
2.63%, 4/15/31	1,050,000	MYR	221,523
4.64%, 11/7/33	2,000,000	MYR	478,767
4.25%, 5/31/35	400,000	MYR	93,246
4.76%, 4/7/37	332,000	MYR	80,862
3.76%, 5/22/40	500,000	MYR	109,654
4.92%, 7/6/48	675,000	MYR	170,159
4.07%, 6/15/50	500,000	MYR	111,386
4.46%, 3/31/53	650,000	MYR	153,165
Malaysia Government Investment Issue
3.47%, 10/15/30	980,000	MYR	218,202
4.19%, 10/7/32	1,000,000	MYR	231,103
4.47%, 9/15/39	1,000,000	MYR	237,805
4.42%, 9/30/41	2,400,000	MYR	565,300
4.29%, 8/14/43	500,000	MYR	115,693
Total Malaysia			3,202,486
Mexico — 4.7%
Mexican Bonos
7.50%, 5/26/33	18,000,000	MXN	754,679
8.00%, 5/24/35	7,000,000	MXN	300,016
10.00%, 11/20/36	5,912,000	MXN	289,076
8.50%, 11/18/38	5,609,000	MXN	240,161
7.75%, 11/13/42	15,527,000	MXN	604,293
8.00%, 11/7/47	12,400,000	MXN	480,110
8.00%, 7/31/53	12,200,000	MXN	467,429
Total Mexico			3,135,764
Peru — 4.4%
Peru Government Bonds
5.94%, 2/12/29	2,375,000	PEN	652,190
6.95%, 8/12/31	800,000	PEN	224,997
6.15%, 8/12/32	2,291,000	PEN	608,385
7.30%, 8/12/33(b)	1,511,000	PEN	426,824
5.40%, 8/12/34	965,000	PEN	236,501
6.90%, 8/12/37	1,500,000	PEN	400,422
5.35%, 8/12/40	1,780,000	PEN	401,650
Total Peru			2,950,969
Poland — 4.8%
Republic of Poland Government Bonds
3.25%, 7/25/25	545,000	PLN	132,566
2.50%, 7/25/26	2,555,000	PLN	604,232
2.50%, 7/25/27	2,175,000	PLN	503,095
7.50%, 7/25/28	2,000,000	PLN	530,801
2.75%, 10/25/29	2,585,000	PLN	569,933
1.25%, 10/25/30	1,205,000	PLN	237,126
6.00%, 10/25/33	2,500,000	PLN	636,399
Total Poland			3,214,152
Romania — 1.8%
Romania Government Bonds
2.50%, 10/25/27	450,000	RON	84,771
4.15%, 1/26/28	690,000	RON	135,975
5.00%, 2/12/29	1,035,000	RON	204,337
8.00%, 4/29/30	1,885,000	RON	413,749
3.65%, 9/24/31	755,000	RON	131,090
4.75%, 10/11/34	560,000	RON	97,876
4.25%, 4/28/36	800,000	RON	130,517
Total Romania			1,198,315
South Africa — 7.4%
Republic of South Africa Government Bonds
8.00%, 1/31/30	10,455,000	ZAR	557,008
7.00%, 2/28/31	10,267,000	ZAR	507,611
8.25%, 3/31/32	10,795,000	ZAR	557,622
8.88%, 2/28/35	14,810,000	ZAR	754,350
6.25%, 3/31/36	7,021,600	ZAR	284,582
8.50%, 1/31/37	12,300,000	ZAR	586,771
9.00%, 1/31/40	14,100,000	ZAR	675,747
6.50%, 2/28/41	4,005,000	ZAR	151,176
8.75%, 1/31/44	5,215,000	ZAR	238,640
8.75%, 2/28/48	13,620,000	ZAR	620,018
Total South Africa			4,933,525
Thailand — 8.0%
Thailand Government Bonds
1.45%, 12/17/24	15,970,000	THB	466,023
3.85%, 12/12/25	5,480,000	THB	162,992
2.25%, 3/17/27	10,000,000	THB	293,559
1.00%, 6/17/27	20,000,000	THB	569,142
2.65%, 6/17/28	10,000,000	THB	298,004
2.88%, 12/17/28	3,752,000	THB	112,982
2.40%, 3/17/29	10,000,000	THB	295,662
1.60%, 12/17/29	15,245,000	THB	434,207
3.65%, 6/20/31	9,000,000	THB	286,264
2.00%, 12/17/31	12,250,000	THB	353,858
3.35%, 6/17/33	7,500,000	THB	237,177
1.60%, 6/17/35	11,130,000	THB	301,965
3.40%, 6/17/36	13,952,000	THB	446,332
3.39%, 6/17/37	5,000,000	THB	160,841
3.30%, 6/17/38	12,522,000	THB	398,478
3.45%, 6/17/43	8,000,000	THB	259,286
2.88%, 6/17/46	10,235,000	THB	297,880
Total Thailand			5,374,652
Turkey — 0.7%
Turkiye Government Bonds
8.00%, 3/12/25	4,657,000	TRY	124,146
10.60%, 2/11/26	6,420,000	TRY	139,033
11.00%, 2/24/27	7,106,000	TRY	138,879
10.50%, 8/11/27	215,000	TRY	3,793
11.70%, 11/13/30	2,305,000	TRY	37,702
Total Turkey			443,553
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $64,296,817)			56,643,739
SUPRANATIONAL BONDS — 7.9%
European Investment Bank
7.75%, 1/30/25	9,850,000	MXN	479,416
8.00%, 5/5/27(b)	7,315,000	ZAR	408,964
Inter-American Development Bank
7.50%, 12/5/24	890,000	MXN	43,543
International Bank for Reconstruction & Development
8.25%, 12/21/26	8,675,000	ZAR	486,808

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2024

Investments	Principal Amount†		Value
6.88%, 2/9/29	10,000,000	MXN	$453,901
7.07%, 6/26/29	16,000,000	MXN	741,947
International Finance Corp.
7.00%, 7/20/27	27,980,000	MXN	1,298,480
7.50%, 1/18/28	19,700,000	MXN	921,646
7.75%, 1/18/30	10,000,000	MXN	463,208
TOTAL SUPRANATIONAL BONDS
(Cost: $5,783,746)			5,297,913
REPURCHASE AGREEMENT — 3.6%
United States — 3.6%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/24 (tri-party custodian: The Bank of New York Mellon Corp.), 4.58% due 12/02/24; Proceeds at maturity – $2,430,927 (fully collateralized by U.S. Treasury Note, 4.50% due 3/31/26; Market value including accrued interest – $2,478,624)
(Cost: $2,430,000)	2,430,000		2,430,000
TOTAL INVESTMENTS IN SECURITIES — 96.1% (Cost: $72,510,563)			64,371,652
Other Assets less Liabilities — 3.9%			2,598,151
NET ASSETS — 100.0%			$66,969,803

†	Principal amount is reported in U.S. dollars unless otherwise noted.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2024.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
EGP	Egyptian pound
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	New Romanian leu
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Local Debt Fund (ELD)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	12/6/2024	117,721	USD	9,940,951	INR	$92	$–
Citibank NA	12/6/2024	846,000,000	CLP	891,906	USD	–	(27,470)
Citibank NA	12/6/2024	15,250,000	MXN	756,868	USD	–	(11,565)
Citibank NA	12/6/2024	3,800,000	TRY	102,839	USD	6,293	–
Citibank NA	12/6/2024	237,586	USD	20,000,000	INR	930	–
Citibank NA	12/6/2024	460,071	USD	9,000,000	MXN	20,220	–
Citibank NA	12/6/2024	111,371	USD	2,250,000	MXN	1,409	–
Citibank NA	12/6/2024	28,414	USD	1,000,000	TRY	–	(305)
HSBC Holdings PLC	12/6/2024	28,000,000	TRY	745,929	USD	58,197	–
HSBC Holdings PLC	12/6/2024	2,717,391	USD	19,000,000	CNY	81,751	–
HSBC Holdings PLC	12/6/2024	2,368,750	USD	198,750,000	INR	16,977	–
HSBC Holdings PLC	12/6/2024	370,960	USD	31,250,000	INR	1,184	–
HSBC Holdings PLC	12/6/2024	882,397	USD	30,800,000	TRY	–	(2,141)
HSBC Holdings PLC	3/12/2025	30,800,000	TRY	799,915	USD	1,918	–
JPMorgan Chase Bank NA	12/6/2024	29,940,951	INR	354,528	USD	–	(242)
JPMorgan Chase Bank NA	3/12/2025	352,686	USD	29,940,951	INR	274	–
Morgan Stanley & Co. International	12/6/2024	19,000,000	CNY	2,693,240	USD	–	(57,600)
Morgan Stanley & Co. International	12/6/2024	1,500,000	MYR	362,363	USD	–	(24,552)
Royal Bank of Canada	12/6/2024	337,572	USD	1,500,000	MYR	–	(239)
Royal Bank of Canada	3/12/2025	7,500,000	MYR	1,685,772	USD	9,752	–
Royal Bank of Canada	3/12/2025	1,500,000	MYR	338,906	USD	198	–
Standard Chartered Bank	12/6/2024	230,000,000	INR	2,744,925	USD	–	(23,376)
Standard Chartered Bank	12/6/2024	915,089	USD	846,000,000	CLP	50,652	–
Standard Chartered Bank	12/6/2024	198,776	USD	4,000,000	MXN	3,286	–
						$253,133	$(147,490)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$–	$56,643,739	$–	$56,643,739
Supranational Bonds	–	5,297,913	–	5,297,913
Repurchase Agreement	–	2,430,000	–	2,430,000
Total Investments in Securities	$–	$64,371,652	$–	$64,371,652
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$253,133	$–	$253,133
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(147,490)	$–	$(147,490)
Total - Net	$–	$64,477,295	$–	$64,477,295

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 99.6%
U.S. Treasury Floating Rate Notes — 99.6%
4.69%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.25%)(a)	$4,520,396,500	$4,524,554,315
4.60%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)(a)	4,625,253,900	4,624,275,959
4.63%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.18%)(a)	4,627,260,900	4,628,763,025
4.65%, 10/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.21%)(a)(b)	3,120,114,600	3,122,274,203
Total U.S. Treasury Floating Rate Notes		16,899,867,502
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $16,893,536,728)		16,899,867,502
	Shares
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(c)
(Cost: $990,900)	990,900	990,900
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.3%
United States — 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(c)
(Cost: $56,168,750)	56,168,750	56,168,750
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $16,950,696,378)		16,957,027,152
Other Assets less Liabilities — 0.1%		9,074,433
NET ASSETS — 100.0%		$16,966,101,585

(a)	Floating rate note. Coupon shown is in effect at November 30, 2024. Date represents the ultimate maturity date.
(b)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $55,038,069 and the total market value of the collateral held by the Fund was $56,168,750.
(c)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Floating Rate Treasury Fund (USFR)

November 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$16,899,867,502	$–	$16,899,867,502
Mutual Fund	–	990,900	–	990,900
Investment of Cash Collateral for Securities Loaned	–	56,168,750	–	56,168,750
Total Investments in Securities	$–	$16,957,027,152	$–	$16,957,027,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 0.0%
U.S. Treasury Bills — 0.0%
4.65%, 12/10/24*	$31,000	$30,969
4.60%, 12/24/24*	4,800	4,787
Total U.S. Treasury Bills		35,756
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $35,751)		35,756
CORPORATE BONDS — 96.3%
Canada — 0.8%
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	376,000	348,185
4.13%, 12/1/31(a)	240,000	216,047
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	353,000	332,820
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(a)	148,000	152,316
Wrangler Holdco Corp.
6.63%, 4/1/32(a)	200,000	206,192
Total Canada		1,255,560
United States — 95.5%
AAR Escrow Issuer LLC
6.75%, 3/15/29(a)	115,000	117,837
ACCO Brands Corp.
4.25%, 3/15/29(a)	339,000	314,960
AdaptHealth LLC
4.63%, 8/1/29(a)	627,000	573,125
Adient Global Holdings Ltd.
8.25%, 4/15/31(a)	243,000	254,139
ADT Security Corp.
4.88%, 7/15/32(a)	319,000	299,462
Advanced Drainage Systems, Inc.
6.38%, 6/15/30(a)	72,000	72,774
AECOM
5.13%, 3/15/27	181,000	180,249
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25%, 3/15/26(a)	60,000	58,155
4.63%, 1/15/27(a)	209,000	205,056
3.50%, 3/15/29(a)	265,000	245,622
4.88%, 2/15/30(a)	678,000	652,751
Allison Transmission, Inc.
5.88%, 6/1/29(a)	275,000	276,897
3.75%, 1/30/31(a)	121,000	108,887
Ally Financial, Inc.
6.70%, 2/14/33	240,000	247,867
AMC Networks, Inc.
10.25%, 1/15/29(a)	546,000	581,751
American Axle & Manufacturing, Inc.
5.00%, 10/1/29(b)	354,000	329,902
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 8/20/26	447,000	439,700
9.38%, 6/1/28(a)	302,000	310,754
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	137,000	131,443
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	204,000	204,247
5.75%, 1/15/28(a)	153,000	152,623
5.38%, 6/15/29(a)(b)	147,000	144,398
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	410,000	356,647
Apache Corp.
4.25%, 1/15/30(b)	21,000	20,019
5.10%, 9/1/40	43,000	38,076
4.75%, 4/15/43	16,000	13,242
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	310,000	276,373
Aramark Services, Inc.
5.00%, 4/1/25(a)	66,000	65,954
5.00%, 2/1/28(a)	149,000	146,447
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	104,000	104,583
6.25%, 4/1/28(a)	129,000	129,542
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	187,000	177,939
5.00%, 2/15/32(a)	382,000	355,665
ASGN, Inc.
4.63%, 5/15/28(a)	230,000	220,555
Avantor Funding, Inc.
4.63%, 7/15/28(a)	659,000	637,272
Avient Corp.
7.13%, 8/1/30(a)	90,000	93,332
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	86,000	79,172
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)	170,000	167,056
B&G Foods, Inc.
5.25%, 9/15/27	615,000	587,868
Bath & Body Works, Inc.
6.63%, 10/1/30(a)	30,000	30,734
Beacon Roofing Supply, Inc.
6.50%, 8/1/30(a)	150,000	154,069
BellRing Brands, Inc.
7.00%, 3/15/30(a)(b)	197,000	204,849
Berry Global, Inc.
4.88%, 7/15/26(a)	59,000	58,895
5.80%, 6/15/31(a)	184,000	190,738
5.65%, 1/15/34(a)	273,000	279,881
Block, Inc.
3.50%, 6/1/31	257,000	230,963
Boyd Gaming Corp.
4.75%, 12/1/27	341,000	334,384
4.75%, 6/15/31(a)	313,000	293,285
Bread Financial Holdings, Inc.
9.75%, 3/15/29(a)	499,000	535,967
Brink's Co.
4.63%, 10/15/27(a)	157,000	153,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

Investments	Principal Amount	Value
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(a)(b)	$258,000	$256,727
4.50%, 4/1/27(a)	376,000	362,380
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	400,000	365,002
6.38%, 6/15/32(a)	670,000	685,534
Cable One, Inc.
4.00%, 11/15/30(a)(b)	399,000	333,056
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	684,000	646,914
7.00%, 2/15/30(a)	410,000	423,450
California Resources Corp.
8.25%, 6/15/29(a)	439,000	451,049
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30(a)	538,000	501,464
4.50%, 8/15/30(a)	238,000	218,605
4.25%, 1/15/34(a)	1,608,000	1,345,922
CDW LLC/CDW Finance Corp.
4.25%, 4/1/28	31,000	30,266
3.25%, 2/15/29	112,000	104,110
3.57%, 12/1/31	170,000	153,137
Centene Corp.
4.25%, 12/15/27	21,000	20,364
4.63%, 12/15/29	1,231,000	1,181,043
3.00%, 10/15/30	561,000	490,656
2.50%, 3/1/31	876,000	737,904
Central Garden & Pet Co.
4.13%, 10/15/30	234,000	215,933
Century Communities, Inc.
3.88%, 8/15/29(a)	254,000	232,253
Charles River Laboratories International, Inc.
4.00%, 3/15/31(a)	317,000	287,596
Chart Industries, Inc.
7.50%, 1/1/30(a)	219,000	229,043
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/45	838,000	826,977
3.70%, 4/1/51	513,000	340,193
Chemours Co.
5.38%, 5/15/27	280,000	275,317
5.75%, 11/15/28(a)	492,000	465,656
Chesapeake Energy Corp.
5.88%, 2/1/29(a)	63,000	63,132
6.75%, 4/15/29(a)	172,000	174,944
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(a)	1,297,000	1,255,075
8.00%, 12/15/27(a)	203,000	203,597
5.25%, 5/15/30(a)	746,000	637,629
4.75%, 2/15/31(a)	1,436,000	1,168,569
Churchill Downs, Inc.
5.50%, 4/1/27(a)	81,000	80,871
4.75%, 1/15/28(a)	340,000	332,357
5.75%, 4/1/30(a)	355,000	352,786
Cinemark USA, Inc.
5.25%, 7/15/28(a)	442,000	432,765
Civitas Resources, Inc.
8.38%, 7/1/28(a)	378,000	394,712
8.63%, 11/1/30(a)	487,000	517,604
8.75%, 7/1/31(a)	508,000	538,951
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a)	683,000	640,187
Clean Harbors, Inc.
4.88%, 7/15/27(a)	151,000	148,528
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	288,000	279,762
3.75%, 2/15/31(a)	274,000	243,211
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(a)(b)	167,000	157,827
6.75%, 4/15/30(a)	309,000	311,388
7.00%, 3/15/32(a)	286,000	288,396
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(a)	835,000	838,670
CNX Resources Corp.
7.38%, 1/15/31(a)	355,000	368,811
Cogent Communications Group LLC
3.50%, 5/1/26(a)	84,000	81,531
Coherent Corp.
5.00%, 12/15/29(a)	273,000	263,942
Coinbase Global, Inc.
3.38%, 10/1/28(a)	585,000	535,091
3.63%, 10/1/31(a)(b)	304,000	264,136
CommScope LLC
6.00%, 3/1/26(a)	530,000	521,869
4.75%, 9/1/29(a)	742,000	615,330
Compass Minerals International, Inc.
6.75%, 12/1/27(a)(b)	235,000	236,747
Comstock Resources, Inc.
6.75%, 3/1/29(a)	854,000	842,689
5.88%, 1/15/30(a)	508,000	480,930
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	292,000	283,702
CoreCivic, Inc.
8.25%, 4/15/29	304,000	323,234
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	701,000	676,492
Credit Acceptance Corp.
9.25%, 12/15/28(a)	159,000	169,494
Crescent Energy Finance LLC
7.63%, 4/1/32(a)	388,000	391,858
7.38%, 1/15/33(a)	439,000	435,928
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	64,000	58,648
Crown Americas LLC
5.25%, 4/1/30	175,000	173,356
CSC Holdings LLC
4.13%, 12/1/30(a)	775,000	584,932
3.38%, 2/15/31(a)	551,000	400,616
4.50%, 11/15/31(a)	1,070,000	804,305

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

Investments	Principal Amount	Value
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(a)	$39,000	$39,460
CVR Energy, Inc.
8.50%, 1/15/29(a)	375,000	369,440
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(a)	344,000	335,001
Darling Ingredients, Inc.
6.00%, 6/15/30(a)	180,000	179,869
DaVita, Inc.
4.63%, 6/1/30(a)	258,000	241,966
3.75%, 2/15/31(a)	1,476,000	1,307,727
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	469,000	489,132
DT Midstream, Inc.
4.38%, 6/15/31(a)	587,000	547,342
Dycom Industries, Inc.
4.50%, 4/15/29(a)	178,000	168,663
Edgewell Personal Care Co.
5.50%, 6/1/28(a)	214,000	211,201
4.13%, 4/1/29(a)	125,000	117,182
Elanco Animal Health, Inc.
6.65%, 8/28/28	204,000	211,283
Elastic NV
4.13%, 7/15/29(a)	227,000	212,522
Element Solutions, Inc.
3.88%, 9/1/28(a)	308,000	296,357
Embecta Corp.
5.00%, 2/15/30(a)(b)	90,000	83,739
Encompass Health Corp.
4.50%, 2/1/28(b)	133,000	129,808
4.75%, 2/1/30	178,000	172,580
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	469,000	497,261
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	204,000	197,841
4.38%, 3/31/29(a)	527,000	496,037
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(b)(c)	410,000	435,874
Entegris, Inc.
5.95%, 6/15/30(a)	154,000	154,803
EQM Midstream Partners LP
6.50%, 7/1/27(a)	463,000	475,113
5.50%, 7/15/28	35,000	35,678
4.50%, 1/15/29(a)	476,000	462,489
4.75%, 1/15/31(a)	783,000	752,984
Esab Corp.
6.25%, 4/15/29(a)	85,000	86,691
Fair Isaac Corp.
4.00%, 6/15/28(a)	147,000	140,289
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	757,000	710,486
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	610,000	573,451
6.75%, 1/15/30(a)	789,000	739,023
FirstCash, Inc.
4.63%, 9/1/28(a)	275,000	263,921
5.63%, 1/1/30(a)	214,000	208,959
Ford Holdings LLC
9.30%, 3/1/30	595,000	687,401
Ford Motor Co.
3.25%, 2/12/32	571,000	488,069
5.29%, 12/8/46(b)	374,000	339,187
Ford Motor Credit Co. LLC
4.54%, 8/1/26	180,000	178,021
4.95%, 5/28/27	286,000	284,352
5.11%, 5/3/29	540,000	531,710
4.00%, 11/13/30	303,000	278,149
6.13%, 3/8/34	400,000	404,417
Fortrea Holdings, Inc.
7.50%, 7/1/30(a)	290,000	293,984
Gap, Inc.
3.63%, 10/1/29(a)	507,000	461,277
3.88%, 10/1/31(a)	374,000	330,139
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 5/31/32(a)	485,000	489,057
Gates Corp.
6.88%, 7/1/29(a)	175,000	180,358
Gen Digital, Inc.
6.75%, 9/30/27(a)	109,000	111,416
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	964,000	975,626
8.88%, 4/15/30(b)	369,000	384,612
7.88%, 5/15/32	336,000	338,827
GEO Group, Inc.
8.63%, 4/15/29	386,000	408,672
10.25%, 4/15/31	403,000	441,390
Glatfelter Corp.
4.75%, 11/15/29(a)	362,000	325,799
Global Atlantic Fin Co.
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(c)	413,000	399,418
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27(a)	265,000	246,010
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	126,000	126,409
4.00%, 1/15/31	304,000	282,394
GN Bondco LLC
9.50%, 10/15/31(a)(b)	475,000	506,286
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 3/1/29(a)	257,000	238,403
Goodyear Tire & Rubber Co.
5.00%, 5/31/26	60,000	59,450
4.88%, 3/15/27(b)	447,000	437,670
5.25%, 7/15/31	985,000	907,016
Graham Packaging Co., Inc.
7.13%, 8/15/28(a)	313,000	309,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

Investments	Principal Amount	Value
Graphic Packaging International LLC
6.38%, 7/15/32(a)	$141,000	$143,826
Gray Television, Inc.
7.00%, 5/15/27(a)(b)	784,000	768,999
10.50%, 7/15/29(a)	552,000	561,332
Griffon Corp.
5.75%, 3/1/28	391,000	386,804
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	250,000	236,729
GXO Logistics, Inc.
6.25%, 5/6/29	59,000	61,061
6.50%, 5/6/34	266,000	281,219
Hanesbrands, Inc.
4.88%, 5/15/26(a)	414,000	409,120
HealthEquity, Inc.
4.50%, 10/1/29(a)	179,000	169,997
Hess Midstream Operations LP
5.13%, 6/15/28(a)	116,000	114,344
4.25%, 2/15/30(a)	415,000	391,030
Hillenbrand, Inc.
6.25%, 2/15/29	70,000	71,384
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/30	222,000	216,466
3.63%, 2/15/32(a)	722,000	638,223
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	367,000	349,231
4.88%, 7/1/31(a)	264,000	239,042
6.63%, 1/15/32(a)	406,000	410,875
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	227,000	239,505
4.88%, 6/1/29(a)	304,000	221,635
Hologic, Inc.
3.25%, 2/15/29(a)	217,000	199,666
Hudson Pacific Properties LP
4.65%, 4/1/29(b)	350,000	285,036
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	942,000	907,811
9.00%, 6/15/30	770,000	764,454
Ingevity Corp.
3.88%, 11/1/28(a)	288,000	269,041
Insight Enterprises, Inc.
6.63%, 5/15/32(a)	80,000	81,883
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	198,149
Iron Mountain, Inc.
4.88%, 9/15/27(a)	309,000	304,610
5.25%, 3/15/28(a)	243,000	239,473
5.25%, 7/15/30(a)	481,000	467,591
4.50%, 2/15/31(a)	456,000	425,238
Kaiser Aluminum Corp.
4.63%, 3/1/28(a)	194,000	186,271
4.50%, 6/1/31(a)	253,000	228,729
Kinetik Holdings LP
5.88%, 6/15/30(a)	382,000	382,251
Kohl's Corp.
4.63%, 5/1/31	315,000	254,957
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	243,000	236,722
4.75%, 6/15/29(a)	143,000	137,418
Lamar Media Corp.
3.63%, 1/15/31	329,000	296,077
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	122,000	119,720
4.13%, 1/31/30(a)	396,000	368,905
Level 3 Financing, Inc.
10.50%, 4/15/29(a)	410,000	459,984
11.00%, 11/15/29(a)	986,000	1,119,940
10.50%, 5/15/30(a)	837,000	921,453
10.00%, 10/15/32(a)	75,460	75,599
Levi Strauss & Co.
3.50%, 3/1/31(a)	137,000	121,590
Light & Wonder International, Inc.
7.00%, 5/15/28(a)	138,000	138,929
7.50%, 9/1/31(a)	161,000	167,824
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)(b)	398,000	390,475
LSB Industries, Inc.
6.25%, 10/15/28(a)(b)	250,000	243,219
Macy's Retail Holdings LLC
5.88%, 4/1/29(a)	219,000	214,318
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	256,000	241,663
Matador Resources Co.
6.88%, 4/15/28(a)	104,000	106,508
6.50%, 4/15/32(a)	397,000	398,735
Match Group Holdings II LLC
4.63%, 6/1/28(a)	152,000	146,318
3.63%, 10/1/31(a)	233,000	202,657
Maxim Crane Works Holdings Capital LLC
11.50%, 9/1/28(a)	337,000	362,380
MGM Resorts International
5.50%, 4/15/27(b)	504,000	505,003
4.75%, 10/15/28	223,000	217,032
6.50%, 4/15/32(b)	135,000	136,815
Michaels Cos., Inc.
5.25%, 5/1/28(a)	564,000	410,069
Midcap Financial Issuer Trust
6.50%, 5/1/28(a)	602,000	589,291
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	414,000	393,269
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)(b)	344,000	235,761
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	682,000	621,614
Moog, Inc.
4.25%, 12/15/27(a)	114,000	109,942
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26	325,000	295,049
5.00%, 10/15/27(b)	935,000	796,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

Investments	Principal Amount	Value
4.63%, 8/1/29(b)	$606,000	$443,742
3.50%, 3/15/31(b)	346,000	226,201
Murphy Oil USA, Inc.
4.75%, 9/15/29	146,000	141,031
3.75%, 2/15/31(a)	215,000	192,677
Nabors Industries, Inc.
7.38%, 5/15/27(a)	712,000	714,323
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	431,000	431,264
5.13%, 12/15/30(a)	700,000	666,647
Navient Corp.
5.00%, 3/15/27	25,000	24,708
4.88%, 3/15/28(b)	268,000	257,798
5.50%, 3/15/29	475,000	456,199
9.38%, 7/25/30	301,000	331,793
11.50%, 3/15/31	295,000	335,926
NCR Atleos Corp.
9.50%, 4/1/29(a)	456,000	499,697
NCR Voyix Corp.
5.13%, 4/15/29(a)	580,000	557,849
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 9/30/28(a)	300,000	279,009
Newell Brands, Inc.
5.70%, 4/1/26	405,000	407,256
6.63%, 9/15/29	423,000	435,561
Newmark Group, Inc.
7.50%, 1/12/29	280,000	297,103
News Corp.
3.88%, 5/15/29(a)	135,000	126,941
5.13%, 2/15/32(a)	141,000	136,660
Nexstar Media, Inc.
5.63%, 7/15/27(a)	875,000	863,845
4.75%, 11/1/28(a)	615,000	581,142
NextEra Energy Operating Partners LP
4.50%, 9/15/27(a)	222,000	211,277
7.25%, 1/15/29(a)	443,000	453,087
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	425,000	434,341
8.38%, 2/15/32(a)	926,000	948,918
Noble Finance II LLC
8.00%, 4/15/30(a)	311,000	318,600
Nordstrom, Inc.
5.00%, 1/15/44	182,000	140,198
NRG Energy, Inc.
5.25%, 6/15/29(a)	171,000	168,018
5.75%, 7/15/29(a)	343,000	339,420
3.63%, 2/15/31(a)	620,000	552,948
NuStar Logistics LP
6.00%, 6/1/26	148,000	149,382
6.38%, 10/1/30	285,000	294,642
Occidental Petroleum Corp.
3.50%, 6/15/25	277,000	276,527
6.45%, 9/15/36	793,000	836,890
6.60%, 3/15/46	480,000	509,254
4.40%, 8/15/49	784,000	594,994
Olin Corp.
5.13%, 9/15/27	24,000	23,718
5.00%, 2/1/30	284,000	273,248
ON Semiconductor Corp.
3.88%, 9/1/28(a)	85,000	80,619
OneMain Finance Corp.
7.13%, 3/15/26	509,000	520,926
6.63%, 1/15/28	216,000	220,848
5.38%, 11/15/29	780,000	761,011
4.00%, 9/15/30	627,000	565,037
Option Care Health, Inc.
4.38%, 10/31/29(a)	185,000	172,347
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	611,000	581,667
5.13%, 4/30/31(a)	1,504,000	1,376,465
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(a)	70,000	66,007
4.63%, 3/15/30(a)(b)	359,000	338,015
Owens & Minor, Inc.
6.63%, 4/1/30(a)	268,000	259,649
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	46,000	45,942
7.25%, 5/15/31(a)(b)	286,000	286,333
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(a)	303,000	287,086
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/27(a)	118,000	113,075
Paramount Global
4.95%, 1/15/31	1,370,000	1,306,770
4.38%, 3/15/43	888,000	684,492
4.95%, 5/19/50	534,000	428,758
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	1,064,000	1,026,160
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	43,000	42,696
4.88%, 5/15/29(a)	354,000	340,119
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28(b)	305,000	302,056
7.88%, 9/15/30(a)	263,000	270,239
Penske Automotive Group, Inc.
3.75%, 6/15/29	52,000	48,032
Performance Food Group, Inc.
5.50%, 10/15/27(a)	358,000	356,703
4.25%, 8/1/29(a)	297,000	279,594
Permian Resources Operating LLC
8.00%, 4/15/27(a)	83,000	85,543
5.88%, 7/1/29(a)	327,000	325,608
7.00%, 1/15/32(a)	170,000	175,099
Phinia, Inc.
6.75%, 4/15/29(a)	145,000	149,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

Investments	Principal Amount	Value
Pilgrim's Pride Corp.
4.25%, 4/15/31	$271,000	$253,540
3.50%, 3/1/32	389,000	342,899
6.25%, 7/1/33	577,000	605,450
Post Holdings, Inc.
5.50%, 12/15/29(a)	102,000	99,853
4.63%, 4/15/30(a)	1,624,000	1,524,578
4.50%, 9/15/31(a)	194,000	177,002
Prestige Brands, Inc.
3.75%, 4/1/31(a)	275,000	247,280
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(a)	470,000	470,780
3.38%, 8/31/27(a)	292,000	275,205
6.25%, 1/15/28(a)	296,000	295,958
PROG Holdings, Inc.
6.00%, 11/15/29(a)	312,000	304,985
PTC, Inc.
4.00%, 2/15/28(a)	92,000	88,069
Qorvo, Inc.
4.38%, 10/15/29	30,000	28,362
QVC, Inc.
6.88%, 4/15/29(a)(b)	556,000	466,565
Range Resources Corp.
8.25%, 1/15/29	37,000	38,225
4.75%, 2/15/30(a)	72,000	68,588
Regal Rexnord Corp.
6.05%, 4/15/28	130,000	133,794
6.30%, 2/15/30	440,000	459,591
6.40%, 4/15/33	210,000	221,704
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	135,000	132,612
6.50%, 4/1/32(a)	184,000	187,073
Rithm Capital Corp.
6.25%, 10/15/25(a)	34,000	34,011
8.00%, 4/1/29(a)	464,000	465,746
RLJ Lodging Trust LP
3.75%, 7/1/26(a)	57,000	55,551
4.00%, 9/15/29(a)	212,000	193,643
ROBLOX Corp.
3.88%, 5/1/30(a)	309,000	281,397
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	202,000	190,738
Sabra Health Care LP
3.20%, 12/1/31	121,000	106,093
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32(b)	279,000	285,095
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(a)	489,000	476,361
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 2/1/28(a)	144,000	145,565
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	238,000	230,601
Sensata Technologies BV
4.00%, 4/15/29(a)	456,000	425,702
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	335,000	299,572
Service Corp. International
3.38%, 8/15/30	644,000	577,846
Service Properties Trust
8.38%, 6/15/29	410,000	408,264
8.63%, 11/15/31(a)	378,000	400,233
8.88%, 6/15/32(b)	310,000	298,016
Silgan Holdings, Inc.
4.13%, 2/1/28	111,000	106,894
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	342,000	231,741
4.13%, 12/1/30(a)	135,000	105,812
Sirius XM Radio, Inc.
4.00%, 7/15/28(a)	822,000	773,315
5.50%, 7/1/29(a)	1,636,000	1,600,213
4.13%, 7/1/30(a)	754,000	680,654
3.88%, 9/1/31(a)	273,000	236,888
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28(a)	307,000	320,331
Six Flags Entertainment Corp.
7.25%, 5/15/31(a)	309,000	319,554
Skyworks Solutions, Inc.
3.00%, 6/1/31	124,000	108,168
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	274,000	258,492
4.88%, 11/15/31(a)	342,000	315,621
Southwestern Energy Co.
5.38%, 3/15/30	186,000	185,007
4.75%, 2/1/32	486,000	463,223
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	253,000	252,693
Stagwell Global LLC
5.63%, 8/15/29(a)	538,000	518,880
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	244,000	237,835
7.25%, 4/1/29(a)	145,000	149,547
Station Casinos LLC
4.63%, 12/1/31(a)	509,000	460,670
StoneX Group, Inc.
7.88%, 3/1/31(a)	212,000	224,230
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 6/1/31(a)	361,000	329,958
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	275,000	254,143
Sunoco LP
7.25%, 5/1/32(a)	673,000	705,042
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	352,000	336,926
4.50%, 4/30/30	208,000	196,903
Surgery Center Holdings, Inc.
7.25%, 4/15/32(a)	315,000	324,373
Synchrony Financial
7.25%, 2/2/33	356,000	376,159
Talen Energy Supply LLC
8.63%, 6/1/30(a)	145,000	156,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

Investments	Principal Amount	Value
Talos Production, Inc.
9.00%, 2/1/29(a)	$350,000	$366,386
9.38%, 2/1/31(a)	399,000	419,325
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	340,000	332,816
TEGNA, Inc.
4.63%, 3/15/28	1,049,000	1,004,192
5.00%, 9/15/29	310,000	293,324
Teleflex, Inc.
4.25%, 6/1/28(a)	167,000	160,558
Tempur Sealy International, Inc.
4.00%, 4/15/29(a)	329,000	306,474
3.88%, 10/15/31(a)	466,000	413,283
Tenet Healthcare Corp.
6.13%, 10/1/28	106,000	106,401
4.38%, 1/15/30	329,000	308,869
6.13%, 6/15/30	525,000	528,103
Tenneco, Inc.
8.00%, 11/17/28(a)	1,225,000	1,165,736
Terex Corp.
5.00%, 5/15/29(a)	222,000	214,197
Thor Industries, Inc.
4.00%, 10/15/29(a)	286,000	263,087
TopBuild Corp.
4.13%, 2/15/32(a)	230,000	207,746
Townsquare Media, Inc.
6.88%, 2/1/26(a)(b)	264,000	263,842
TransDigm, Inc.
5.50%, 11/15/27	2,000	1,987
6.75%, 8/15/28(a)	378,000	386,525
4.63%, 1/15/29	634,000	602,079
6.38%, 3/1/29(a)	533,000	542,567
4.88%, 5/1/29	907,000	865,529
Transocean, Inc.
8.75%, 2/15/30(a)	2,550	2,665
Travel & Leisure Co.
6.63%, 7/31/26(a)	196,000	198,536
4.50%, 12/1/29(a)	227,000	214,563
TreeHouse Foods, Inc.
4.00%, 9/1/28(b)	306,000	277,122
TriNet Group, Inc.
3.50%, 3/1/29(a)	240,000	220,414
Tronox, Inc.
4.63%, 3/15/29(a)	509,000	469,145
TTM Technologies, Inc.
4.00%, 3/1/29(a)	189,000	176,870
U.S. Foods, Inc.
6.88%, 9/15/28(a)	106,000	109,674
4.75%, 2/15/29(a)	223,000	216,044
4.63%, 6/1/30(a)	235,000	224,950
United Natural Foods, Inc.
6.75%, 10/15/28(a)	364,000	358,515
United Rentals North America, Inc.
5.50%, 5/15/27	153,000	153,286
3.88%, 11/15/27	211,000	204,074
4.88%, 1/15/28	120,000	118,235
3.88%, 2/15/31	975,000	892,911
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	318,000	320,648
7.13%, 3/15/29(a)	442,000	453,332
Vail Resorts, Inc.
6.50%, 5/15/32(a)	65,000	66,795
Valvoline, Inc.
3.63%, 6/15/31(a)	240,000	209,013
VeriSign, Inc.
5.25%, 4/1/25	1,000	1,000
Vertiv Group Corp.
4.13%, 11/15/28(a)	178,000	169,810
VFH Parent LLC/Valor Co-Issuer, Inc.
7.50%, 6/15/31(a)	235,000	243,047
VICI Properties LP
5.13%, 5/15/32	142,000	140,803
5.63%, 5/15/52	123,000	119,468
6.13%, 4/1/54	302,000	314,179
VICI Properties LP/VICI Note Co., Inc.
5.75%, 2/1/27(a)	146,000	147,501
Victoria's Secret & Co.
4.63%, 7/15/29(a)(b)	372,000	336,417
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	162,000	161,969
5.00%, 7/31/27(a)	237,000	234,956
4.38%, 5/1/29(a)	117,000	112,010
7.75%, 10/15/31(a)	555,000	590,459
6.88%, 4/15/32(a)	100,000	103,897
Vontier Corp.
1.80%, 4/1/26	9,000	8,633
2.95%, 4/1/31	216,000	188,611
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	29,000	28,068
3.20%, 4/15/30	100,000	81,251
4.10%, 4/15/50(b)	293,000	191,748
Weatherford International Ltd.
8.63%, 4/30/30(a)	448,000	467,107
WESCO Distribution, Inc.
7.25%, 6/15/28(a)	26,000	26,640
6.63%, 3/15/32(a)	315,000	324,709
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(b)(c)	275,000	260,649
William Carter Co.
5.63%, 3/15/27(a)	19,000	19,085
Williams Scotsman, Inc.
4.63%, 8/15/28(a)	546,000	526,050
Wolverine World Wide, Inc.
4.00%, 8/15/29(a)	362,000	319,628
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	170,000	163,122
Xerox Holdings Corp.
5.00%, 8/15/25(a)(b)	292,000	289,983
5.50%, 8/15/28(a)	525,000	435,753
XHR LP
4.88%, 6/1/29(a)	83,000	79,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

Investments	Principal Amount	Value
XPO, Inc.
7.13%, 2/1/32(a)	$206,000	$214,861
Yum! Brands, Inc.
3.63%, 3/15/31	52,000	47,142
Zebra Technologies Corp.
6.50%, 6/1/32(a)	80,000	82,085
ZipRecruiter, Inc.
5.00%, 1/15/30(a)	309,000	284,670
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(a)	308,000	283,527
Total United States		153,862,813
TOTAL CORPORATE BONDS
(Cost: $154,027,484)		155,118,373
	Shares
MUTUAL FUND — 1.4%
United States — 1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(d)
(Cost: $2,195,791)	2,195,791	2,195,791
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.6%
United States — 4.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(d)
(Cost: $7,445,084)	7,445,084	7,445,084
TOTAL INVESTMENTS IN SECURITIES — 102.3% (Cost: $163,704,110)		164,795,004
Other Liabilities less Assets — (2.3)%		(3,719,097)
NET ASSETS — 100.0%		$161,075,907

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,190,655 and the total market value of the collateral held by the Fund was $7,445,084.
(c)	Rate shown reflects the accrual rate as of November 30, 2024 on securities with variable or step rates
(d)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	111	3/31/25	$(22,878,141)	$(66,068)
5 Year U.S. Treasury Note	1,036	3/31/25	(111,475,219)	(924,672)
U.S. Treasury Ultra Long Term Bond	30	3/20/25	(3,815,625)	(147,020)
Ultra 10 Year U.S. Treasury Note	18	3/20/25	(2,066,344)	(39,130)
			$(140,235,329)	$(1,176,890)
Long Exposure
10 Year U.S. Treasury Note	14	3/20/25	$1,556,625	$21,196
U.S. Treasury Long Bond	2	3/20/25	239,000	6,425
			$1,795,625	$27,621
Total - Net			$(138,439,704)	$(1,149,269)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$35,756	$–	$35,756
Corporate Bonds	–	155,118,373	–	155,118,373
Mutual Fund	–	2,195,791	–	2,195,791
Investment of Cash Collateral for Securities Loaned	–	7,445,084	–	7,445,084
Total Investments in Securities	$–	$164,795,004	$–	$164,795,004
Financial Derivative Instruments
Futures Contracts[1]	$27,621	$–	$–	$27,621
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,176,890)	$–	$–	$(1,176,890)
Total - Net	$(1,149,269)	$164,795,004	$–	$163,645,735

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 26.6%
Federal Farm Credit Bank — 0.2%
5.00%, 7/30/26	$30,000	$30,349
1.00%, 10/7/26	150,000	141,452
1.23%, 9/10/29	100,000	87,051
Total Federal Farm Credit Bank		258,852
Federal Home Loan Bank — 0.2%
1.00%, 7/27/26, Series 0004	125,000	118,275
3.25%, 11/16/28	135,000	131,196
Total Federal Home Loan Bank		249,471
Federal Home Loan Mortgage Corp. — 8.0%
3.00%, 4/1/27	5,334	5,243
2.50%, 3/1/28	7,330	7,131
2.50%, 4/1/28	18,527	17,995
3.50%, 1/1/29	8,212	8,063
2.50%, 6/1/29	15,506	14,940
5.50%, 7/24/29	300,000	300,282
3.00%, 8/1/29	7,838	7,621
2.50%, 1/1/30	9,604	9,221
2.50%, 2/1/30	13,867	13,296
3.00%, 4/1/30	14,505	14,028
6.75%, 3/15/31	20,000	22,817
3.00%, 4/1/31	65,245	62,715
2.50%, 12/1/31	17,809	16,852
3.00%, 7/1/32	58,871	56,330
6.25%, 7/15/32	39,000	44,215
3.50%, 9/1/32	15,168	14,693
2.50%, 11/1/32	8,578	8,079
3.00%, 1/1/33	7,815	7,460
3.00%, 9/1/33	5,492	5,218
4.00%, 11/1/33	5,170	5,085
4.00%, 5/1/34	17,553	17,144
2.50%, 5/1/35	7,499	6,958
3.00%, 5/1/35	12,415	11,816
3.50%, 6/1/35	11,977	11,457
2.00%, 8/1/35	48,881	44,399
2.00%, 10/1/35	119,862	108,815
2.50%, 10/1/35	58,875	54,556
1.50%, 12/1/35	156,650	137,967
1.50%, 2/1/36	74,361	65,440
2.00%, 3/1/36	22,899	20,583
1.50%, 4/1/36	73,906	65,216
2.00%, 7/1/36	32,788	29,509
1.50%, 8/1/36	51,139	44,815
1.50%, 1/1/37	27,604	24,158
4.00%, 9/1/37	17,694	17,213
3.50%, 10/1/37	18,418	17,660
5.50%, 4/1/38	15,345	15,805
4.50%, 7/1/38	19,447	19,243
5.50%, 10/1/38	18,695	18,930
5.50%, 7/1/39	22,328	22,599
4.50%, 12/1/40	22,417	22,184
1.50%, 1/1/41	59,317	48,883
4.00%, 2/1/41	33,749	32,662
2.00%, 4/1/41	64,176	55,054
2.00%, 6/1/41	36,701	31,457
2.00%, 8/1/41	83,115	71,178
1.50%, 12/1/41	60,833	50,277
2.00%, 12/1/41	19,736	16,922
1.50%, 1/1/42	20,608	17,032
2.50%, 1/1/42	19,223	16,894
3.50%, 3/1/42	20,750	19,397
3.50%, 6/1/42	244,573	228,342
3.00%, 7/1/43	40,261	36,573
3.00%, 8/1/43	42,989	38,975
4.00%, 12/1/43	7,352	7,061
3.00%, 1/1/44	42,265	38,368
3.50%, 9/1/44	31,633	29,538
4.00%, 9/1/44	19,576	18,766
3.50%, 1/1/45	46,570	43,230
4.50%, 7/1/45	11,857	11,734
3.50%, 8/1/45	20,723	19,230
3.50%, 9/1/45	7,329	6,801
3.50%, 9/1/45	17,942	16,627
4.00%, 11/1/45	13,894	13,299
3.00%, 1/1/46	87,756	78,580
3.50%, 3/1/46	13,900	12,881
3.50%, 4/1/46	55,533	51,327
3.50%, 5/1/46	6,076	5,616
3.00%, 9/1/46	66,934	59,825
3.00%, 9/1/46	137,037	122,322
4.50%, 9/1/46	28,763	28,345
3.00%, 11/1/46	28,037	25,026
4.00%, 11/1/46	7,720	7,364
3.00%, 2/1/47	8,412	7,509
3.00%, 2/1/47	121,690	109,359
4.00%, 2/1/47	6,511	6,211
4.50%, 4/1/47	5,817	5,698
3.50%, 5/1/47	6,025	5,563
3.50%, 7/1/47	72,389	67,585
3.50%, 8/1/47	3,141	2,900
3.50%, 8/1/47	31,484	29,071
4.00%, 8/1/47	3,499	3,330
4.00%, 8/1/47	4,866	4,625
4.00%, 8/1/47	6,598	6,280
3.50%, 10/1/47	8,860	8,181
3.50%, 11/1/47	115,272	106,615
4.00%, 2/1/48	4,268	4,057
4.00%, 2/1/48	8,674	8,255
4.00%, 7/1/48	60,348	57,534
5.00%, 3/1/49	23,877	23,839
3.50%, 7/1/49	21,234	19,562
3.50%, 8/1/49	29,428	27,070
4.00%, 8/1/49	47,463	45,030
2.50%, 9/1/49	77,926	66,053
3.00%, 10/1/49	74,750	66,182
5.00%, 10/1/49	8,493	8,474
3.00%, 12/1/49	41,272	36,727
3.00%, 12/1/49	209,953	186,834
3.00%, 2/1/50	45,480	40,395
3.50%, 4/1/50	42,707	39,454
3.50%, 4/1/50	49,504	45,607
4.00%, 5/1/50	58,659	55,706
2.50%, 6/1/50	49,772	42,349
2.50%, 6/1/50	159,998	135,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.00%, 6/1/50	$24,013	$21,409
3.00%, 6/1/50	60,696	53,655
2.50%, 7/1/50	39,440	33,495
2.50%, 7/1/50	72,199	61,596
2.00%, 8/1/50	449,428	364,340
2.50%, 8/1/50	47,919	40,548
2.50%, 8/1/50	89,716	76,677
1.50%, 11/1/50	112,586	86,397
2.00%, 11/1/50	51,738	41,869
1.50%, 12/1/50	38,684	29,726
1.50%, 1/1/51	38,395	29,458
2.00%, 1/1/51	242,519	196,304
2.50%, 1/1/51	58,854	49,711
4.50%, 1/1/51	38,061	37,134
2.00%, 3/1/51	111,392	90,684
2.50%, 3/1/51	30,920	26,107
1.50%, 4/1/51	237,649	182,247
2.50%, 5/1/51	241,947	204,009
2.50%, 5/1/51	294,615	247,339
3.00%, 7/1/51	88,957	78,802
2.50%, 9/1/51	177,060	149,077
2.00%, 10/1/51	247,709	199,552
2.00%, 10/1/51	260,129	209,719
2.50%, 10/1/51	120,506	102,546
2.00%, 12/1/51	81,597	66,196
2.50%, 12/1/51	125,233	105,324
2.00%, 1/1/52	97,387	78,463
2.50%, 1/1/52	43,435	36,601
2.50%, 2/1/52	247,743	209,497
3.50%, 2/1/52	88,631	80,849
3.00%, 3/1/52	43,303	37,864
2.00%, 4/1/52	349,526	280,968
2.50%, 4/1/52	158,863	134,379
3.00%, 4/1/52	127,250	111,266
3.50%, 5/1/52	40,232	36,554
3.50%, 5/1/52	41,966	38,304
4.00%, 6/1/52	41,609	39,051
4.00%, 6/1/52	75,586	71,349
5.00%, 7/1/52	81,758	80,981
2.00%, 8/1/52	165,993	133,671
4.50%, 8/1/52	23,676	22,795
3.50%, 9/1/52	71,154	64,590
4.50%, 9/1/52	86,619	83,397
5.00%, 9/1/52	42,617	42,087
4.00%, 10/1/52	45,493	42,708
4.00%, 10/1/52	72,360	68,372
4.50%, 10/1/52	22,824	21,971
3.50%, 12/1/52	89,378	81,192
4.50%, 1/1/53	22,783	21,921
4.50%, 1/1/53	24,067	23,164
5.50%, 2/1/53	21,178	21,407
5.00%, 4/1/53	44,957	44,153
5.00%, 4/1/53	206,996	203,216
5.50%, 4/1/53	22,084	22,085
5.00%, 5/1/53	90,503	88,850
5.50%, 5/1/53	23,808	23,821
5.50%, 6/1/53	306,671	306,486
5.00%, 7/1/53	45,766	44,931
5.50%, 9/1/53	338,760	338,494
6.00%, 9/1/53	202,174	204,662
6.50%, 10/1/53	139,630	142,984
5.00%, 11/1/53	47,650	46,780
6.00%, 12/1/53	68,945	70,302
6.00%, 12/1/53	168,209	170,280
4.50%, 1/1/54	47,581	45,750
6.00%, 2/1/54	69,436	70,864
6.50%, 2/1/54	19,726	20,186
6.50%, 2/1/54	22,468	23,282
5.00%, 3/1/54	93,742	92,415
6.50%, 3/1/54	61,282	62,753
Total Federal Home Loan Mortgage Corp.		10,618,937
Federal National Mortgage Association — 10.2%
4.00%, 9/1/25	850	845
5.50%, 10/1/25	2,344	2,341
4.00%, 7/1/26	72	72
1.88%, 9/24/26	74,000	71,109
3.50%, 10/1/26	9,341	9,227
3.00%, 11/1/26	3,897	3,834
3.50%, 12/1/26	903	893
3.00%, 2/1/27	13,010	12,785
3.00%, 6/1/27	11,491	11,282
3.00%, 9/1/27	6,133	6,008
2.50%, 8/1/28	6,234	6,038
3.00%, 9/1/28	5,605	5,462
3.00%, 11/1/28	3,658	3,564
7.25%, 5/15/30	115,000	132,408
3.50%, 4/1/31	10,389	10,107
2.50%, 6/1/31	7,329	6,948
2.50%, 7/1/31	7,995	7,568
3.00%, 8/1/31	45,971	44,445
2.50%, 10/1/31	8,859	8,390
2.50%, 10/1/31	167,352	158,365
3.50%, 11/1/31	14,699	14,413
2.50%, 4/1/32	9,861	9,346
2.50%, 9/1/32	28,298	26,778
3.50%, 1/1/33	7,608	7,368
3.50%, 2/1/33	17,125	16,649
3.00%, 6/1/33	49,061	46,508
5.00%, 10/1/33	60,736	61,516
6.00%, 2/1/34	20,385	21,167
4.00%, 3/1/34	5,098	5,059
3.00%, 6/1/34	5,238	4,990
4.00%, 8/1/34	5,922	5,774
3.00%, 1/1/35	6,716	6,398
2.50%, 8/1/35	14,820	14,005
2.00%, 9/1/35	41,929	38,039
1.50%, 10/1/35	31,577	27,832
2.00%, 10/1/35	69,981	63,435
1.50%, 12/1/35	56,924	50,135
2.00%, 12/1/35	187,497	169,785
3.50%, 1/1/36	6,481	6,188
2.00%, 3/1/36	13,862	12,536
1.50%, 4/1/36	93,870	82,328
3.00%, 4/1/36	13,704	12,822
2.00%, 6/1/36	49,088	44,355
3.50%, 7/1/36	15,900	15,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.00%, 9/1/36	$66,667	$62,202
2.00%, 10/1/36	104,195	93,729
1.50%, 11/1/36	128,808	112,790
2.00%, 11/1/36	237,685	213,775
1.50%, 12/1/36	92,584	81,049
2.50%, 12/1/36	42,947	39,642
2.00%, 1/1/37	17,738	15,952
2.50%, 3/1/37	18,060	16,627
3.00%, 4/1/37	40,974	39,117
2.00%, 6/1/37	59,968	53,926
2.00%, 6/1/37	68,576	61,871
3.50%, 7/1/37	14,505	13,835
3.00%, 9/1/37	20,175	19,061
4.00%, 10/1/37	17,679	17,198
3.50%, 4/1/38	8,073	7,699
4.50%, 9/1/39	7,270	7,201
4.50%, 8/1/40	14,958	14,784
2.00%, 9/1/40	13,776	11,835
2.50%, 9/1/40	46,924	41,559
4.50%, 9/1/40	136,227	134,643
5.50%, 9/1/40	26,840	27,594
2.50%, 12/1/40	25,918	22,930
3.50%, 2/1/41	140,963	131,609
2.00%, 3/1/41	17,289	14,838
2.00%, 5/1/41	58,460	50,129
1.50%, 6/1/41	38,226	31,593
2.50%, 10/1/41	91,988	80,929
2.00%, 11/1/41	115,782	99,024
3.00%, 2/1/42	18,668	17,045
2.00%, 4/1/42	61,969	52,566
3.50%, 6/1/42	5,094	4,756
5.00%, 11/1/42	19,526	19,457
3.00%, 1/1/43	45,153	40,978
3.00%, 4/1/43	33,632	30,492
3.00%, 5/1/43	28,207	25,575
3.00%, 6/1/43	55,064	49,954
4.00%, 6/1/43	3,284	3,166
4.00%, 11/1/43	5,867	5,628
4.00%, 9/1/44	28,941	27,707
4.00%, 12/1/44	65,494	62,864
3.50%, 2/1/45	49,644	46,349
3.50%, 4/1/45	31,216	28,928
3.50%, 6/1/45	52,190	48,417
4.00%, 6/1/45	22,421	21,507
3.50%, 12/1/45	29,877	27,687
3.50%, 2/1/46	15,057	13,954
3.50%, 4/1/46	5,295	4,894
3.00%, 5/1/46	34,585	30,871
3.50%, 5/1/46	11,631	10,750
4.00%, 7/1/46	8,600	8,194
3.00%, 9/1/46	19,380	17,299
4.00%, 10/1/46	9,466	9,018
2.50%, 11/1/46	7,294	6,311
3.00%, 11/1/46	12,219	10,942
3.00%, 11/1/46	40,858	36,670
3.00%, 11/1/46	78,448	70,024
4.00%, 2/1/47	7,320	6,974
4.00%, 5/1/47	6,242	5,933
4.00%, 5/1/47	11,416	10,851
4.00%, 8/1/47	6,461	6,140
3.50%, 11/1/47	7,619	7,026
3.00%, 12/1/47	45,383	40,510
3.50%, 1/1/48	8,029	7,404
4.00%, 1/1/48	42,249	40,158
4.00%, 4/1/48	158,382	150,573
4.50%, 5/1/48	13,583	13,255
4.50%, 6/1/48	155,154	151,401
4.50%, 7/1/48	20,871	20,366
4.00%, 9/1/48	57,192	54,372
4.00%, 11/1/48	67,841	64,483
5.00%, 5/1/49	30,803	30,754
3.00%, 9/1/49	91,099	81,219
4.00%, 9/1/49	51,815	49,157
3.00%, 10/1/49	62,605	55,605
4.00%, 10/1/49	8,376	7,946
5.00%, 11/1/49	29,424	29,392
2.50%, 1/1/50	49,845	42,251
4.50%, 3/1/50	54,762	53,549
5.00%, 3/1/50	17,881	17,854
3.00%, 4/1/50	77,168	68,240
3.50%, 4/1/50	6,873	6,309
3.50%, 5/1/50	102,997	94,861
4.00%, 5/1/50	39,260	37,199
2.50%, 6/1/50	187,658	158,853
2.50%, 7/1/50	34,342	29,209
2.50%, 7/1/50	57,525	48,695
2.50%, 7/1/50	64,833	55,006
3.00%, 7/1/50	105,541	93,353
2.00%, 8/1/50	181,466	147,878
2.50%, 8/1/50	81,570	68,999
3.00%, 8/1/50	25,478	22,740
2.00%, 9/1/50	90,265	73,779
2.00%, 9/1/50	333,346	269,971
2.50%, 9/1/50	70,609	60,392
2.50%, 9/1/50	171,192	146,636
2.00%, 11/1/50	158,701	128,382
2.50%, 11/1/50	139,778	119,264
1.50%, 12/1/50	29,533	22,739
1.50%, 12/1/50	64,861	49,769
2.00%, 12/1/50	87,363	70,672
2.00%, 12/1/50	147,860	119,612
2.00%, 12/1/50	192,205	156,593
2.00%, 12/1/50	365,999	298,260
3.00%, 12/1/50	51,027	45,005
1.50%, 1/1/51	34,539	26,499
1.50%, 2/1/51	31,282	24,047
2.50%, 2/1/51	91,942	78,556
2.50%, 2/1/51	355,895	300,493
1.50%, 3/1/51	26,855	20,730
1.50%, 3/1/51	93,411	71,642
2.00%, 3/1/51	157,510	126,476
2.00%, 3/1/51	234,412	192,305
2.00%, 3/1/51	501,646	409,436
2.00%, 4/1/51	18,516	15,061
2.50%, 5/1/51	237,771	201,063
2.50%, 6/1/51	185,990	158,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
2.50%, 8/1/51	$206,601	$174,013
1.50%, 9/1/51	44,367	34,020
2.00%, 9/1/51	390,728	314,767
2.50%, 9/1/51	123,686	104,138
2.50%, 9/1/51	143,051	120,080
3.50%, 9/1/51	43,494	39,692
2.00%, 10/1/51	700,999	564,720
1.50%, 11/1/51	64,470	49,435
2.50%, 11/1/51	67,180	56,847
3.00%, 11/1/51	96,559	84,894
2.00%, 12/1/51	622,100	500,773
3.00%, 12/1/51	94,528	82,582
2.50%, 1/1/52	158,681	135,165
3.00%, 1/1/52	70,060	61,189
2.00%, 2/1/52	73,438	59,916
2.00%, 2/1/52	168,388	135,668
2.50%, 3/1/52	180,101	152,199
2.50%, 4/1/52	41,645	35,261
3.00%, 5/1/52	78,803	68,896
3.00%, 5/1/52	115,555	101,831
3.50%, 5/1/52	26,973	24,561
3.50%, 5/1/52	99,503	91,528
3.00%, 6/1/52	49,006	42,954
3.50%, 6/1/52	84,378	77,014
4.00%, 7/1/52	43,151	40,616
4.50%, 8/1/52	42,501	40,885
2.50%, 9/1/52	96,188	80,986
4.00%, 9/1/52	126,513	118,594
5.00%, 9/1/52	41,404	40,764
4.00%, 10/1/52	108,225	101,450
4.50%, 10/1/52	51,515	49,582
4.00%, 11/1/52	88,947	83,461
4.50%, 11/1/52	66,136	63,643
4.50%, 11/1/52	84,085	81,404
5.50%, 11/1/52	21,426	21,475
4.50%, 12/1/52	23,445	22,573
5.50%, 12/1/52	64,467	64,548
5.00%, 1/1/53	31,044	30,536
5.50%, 1/1/53	23,778	23,801
4.00%, 2/1/53	22,623	21,196
4.50%, 2/1/53	65,726	63,229
5.00%, 2/1/53	113,604	111,673
5.50%, 2/1/53	22,054	22,259
5.50%, 2/1/53	42,448	42,766
6.00%, 3/1/53	66,722	67,560
5.50%, 4/1/53	31,129	31,132
4.50%, 7/1/53	32,391	31,144
5.50%, 7/1/53	22,160	22,145
5.00%, 8/1/53	23,092	22,679
5.00%, 8/1/53	46,507	45,687
5.50%, 8/1/53	95,506	96,195
6.00%, 9/1/53	21,103	21,363
6.00%, 11/1/53	23,081	23,517
6.50%, 11/1/53	19,621	20,092
6.00%, 12/1/53	97,227	98,572
6.50%, 1/1/54	41,630	42,683
6.50%, 4/1/54	55,218	56,550
5.50%, 6/1/54	118,611	118,446
5.50%, 7/1/54	34,120	34,256
6.50%, 8/1/54	72,112	74,662
5.00%, 9/1/54	24,724	24,296
Total Federal National Mortgage Association		13,545,941
Government National Mortgage Association — 5.9%
2.50%, 7/20/28	18,858	18,289
2.00%, 5/20/36	28,792	25,677
5.00%, 2/20/43	15,070	15,298
5.00%, 4/20/44	35,081	35,504
3.50%, 7/20/44	40,234	37,525
5.00%, 7/20/44	6,108	6,183
5.00%, 8/20/44	5,713	5,783
4.50%, 9/20/44	21,284	21,012
3.50%, 10/20/44	25,975	24,226
3.00%, 1/20/45	9,025	8,151
4.00%, 4/20/45	53,314	51,309
3.00%, 7/20/45	66,753	60,175
3.50%, 12/20/45	12,108	11,232
3.50%, 1/20/46	48,931	45,394
3.00%, 5/20/46	161,335	145,038
2.50%, 10/20/46	47,785	41,569
3.00%, 12/20/46	5,830	5,241
4.00%, 12/20/46	13,292	12,684
4.00%, 1/20/47	11,908	11,364
4.50%, 1/20/47	15,637	15,408
3.00%, 2/20/47	37,592	33,795
3.50%, 2/20/47	44,369	41,128
3.50%, 3/20/47	40,633	37,586
3.50%, 4/20/47	21,772	20,139
4.00%, 4/20/47	63,784	60,820
3.00%, 5/20/47	25,894	23,244
4.00%, 7/20/47	58,357	55,667
4.00%, 8/20/47	12,367	11,797
3.50%, 9/20/47	34,449	31,866
4.50%, 10/20/47	5,383	5,276
3.50%, 1/20/48	82,928	76,711
4.00%, 1/20/48	23,589	22,493
3.00%, 2/20/48	107,015	96,171
3.50%, 2/20/48	36,480	33,745
3.50%, 3/20/48	11,953	11,057
3.50%, 4/20/48	21,244	19,651
3.50%, 6/20/48	35,403	32,692
3.50%, 7/20/48	30,262	27,945
4.00%, 9/20/48	18,865	17,969
4.50%, 9/20/48	10,717	10,481
3.50%, 10/20/48	93,633	86,464
4.50%, 1/20/49	10,817	10,579
3.50%, 3/20/49	5,352	4,942
4.00%, 3/20/49	19,345	18,417
4.50%, 3/20/49	5,038	4,927
5.00%, 3/20/49	9,477	9,454
4.00%, 4/20/49	8,088	7,696
4.50%, 4/20/49	28,473	27,846
3.50%, 7/20/49	30,007	27,666
3.50%, 8/20/49	17,609	16,236
3.00%, 9/20/49	47,738	42,675
3.00%, 10/20/49	56,648	50,624
4.00%, 10/20/49	22,114	21,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
2.50%, 11/20/49	$33,565	$28,904
3.00%, 1/20/50	5,404	4,831
3.50%, 1/20/50	3,857	3,556
4.50%, 1/20/50	7,790	7,619
3.00%, 5/20/50	20,659	18,426
2.50%, 6/20/50	27,548	23,680
3.00%, 6/20/50	38,533	34,359
3.50%, 7/20/50	45,208	41,682
5.00%, 7/20/50	37,038	37,312
2.00%, 8/20/50	113,300	93,560
2.50%, 8/20/50	56,542	48,035
2.50%, 8/20/50	121,050	103,980
2.50%, 9/20/50	35,874	30,804
3.00%, 9/20/50	161,883	144,267
4.00%, 9/20/50	31,922	30,398
2.00%, 11/20/50	230,534	190,260
2.50%, 11/20/50	47,996	41,183
3.00%, 11/20/50	61,545	54,832
2.50%, 12/20/50	143,931	123,456
2.00%, 3/20/51	234,435	193,443
2.50%, 3/20/51	381,293	327,041
3.00%, 7/20/51	49,233	43,790
2.00%, 8/20/51	37,238	30,713
2.50%, 8/20/51	176,387	151,154
3.00%, 8/20/51	52,060	46,296
1.50%, 9/20/51	19,677	15,489
2.00%, 9/20/51	396,028	326,597
2.50%, 9/20/51	336,359	288,188
3.00%, 9/20/51	174,211	154,895
2.00%, 10/20/51	142,861	117,804
2.00%, 11/20/51	264,046	217,713
2.50%, 11/20/51	69,761	59,749
2.00%, 1/20/52	28,473	23,472
3.50%, 2/20/52	20,097	18,456
2.00%, 3/20/52	83,288	68,615
3.00%, 5/20/52	91,683	81,419
3.50%, 6/20/52	92,220	84,524
3.50%, 7/20/52	42,582	39,022
4.50%, 7/20/52	322,036	311,545
4.00%, 8/20/52	43,192	40,761
3.50%, 9/20/52	21,600	19,792
4.00%, 9/20/52	134,870	127,280
4.50%, 9/20/52	43,007	41,605
5.50%, 12/20/52	48,268	48,473
5.00%, 2/20/53	240,265	237,596
4.50%, 4/20/53	45,861	44,343
5.00%, 5/20/53	68,237	67,375
5.00%, 7/20/53	46,333	45,747
6.00%, 7/20/53	174,809	177,174
4.00%, 11/20/53	23,630	22,301
6.50%, 12/20/53	17,192	17,492
5.50%, 3/20/54	23,841	23,894
6.00%, 4/20/54	24,216	24,502
6.00%, 8/20/54	49,634	50,218
5.00%, 10/20/54	49,912	49,227
2.50%, 12/15/54(a)	100,000	85,588
3.50%, 12/15/54(a)	25,000	22,886
4.00%, 12/15/54(a)	50,000	47,095
5.00%, 12/15/54(a)	75,000	73,972
5.50%, 12/15/54(a)	600,000	600,957
6.00%, 12/15/54(a)	250,000	252,700
6.50%, 12/15/54(a)	225,000	228,764
7.00%, 12/15/54(a)	75,000	76,787
4.50%, 12/20/54(a)	50,000	48,283
4.50%, 1/15/55(a)	25,000	24,149
5.00%, 1/15/55(a)	50,000	49,305
5.50%, 1/15/55(a)	25,000	25,017
6.00%, 1/15/55(a)	25,000	25,248
Total Government National Mortgage Association		7,855,480
Tennessee Valley Authority — 0.0%
5.25%, 9/15/39	30,000	31,963
Uniform Mortgage-Backed Securities — 2.1%
4.50%, 1/15/39(a)	25,000	24,731
5.00%, 12/15/39(a)	50,000	50,166
6.50%, 11/1/54(a)	525,000	537,889
3.00%, 12/1/54(a)	125,000	109,115
3.50%, 12/1/54(a)	25,000	22,687
4.00%, 12/1/54(a)	50,000	46,828
5.00%, 12/1/54(a)	50,000	49,071
5.50%, 12/1/54(a)	325,000	324,492
6.00%, 12/1/54(a)	725,000	734,033
6.50%, 12/15/54(a)	375,000	384,184
7.00%, 12/15/54(a)	200,000	207,307
3.50%, 1/15/55(a)	25,000	22,696
4.00%, 1/15/55(a)	25,000	23,422
5.00%, 1/15/55(a)	100,000	98,158
5.50%, 1/15/55(a)	50,000	49,909
6.50%, 1/15/55(a)	25,000	25,609
Total Uniform Mortgage-Backed Securities		2,710,297
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $37,582,339)		35,270,941
U.S. GOVERNMENT OBLIGATIONS — 44.2%
U.S. Treasury Bonds — 8.8%
4.38%, 2/15/38	50,000	50,746
4.50%, 5/15/38	100,000	102,609
4.38%, 11/15/39	220,000	221,169
4.38%, 5/15/40	90,000	90,387
1.13%, 8/15/40	325,000	204,750
1.38%, 11/15/40	240,000	156,825
1.88%, 2/15/41	220,000	155,444
2.25%, 5/15/41	325,000	243,090
1.75%, 8/15/41	330,000	225,844
2.00%, 11/15/41	325,000	230,369
2.38%, 2/15/42	775,000	581,613
3.13%, 2/15/42	520,000	439,034
3.00%, 5/15/42	250,000	206,348
3.25%, 5/15/42	210,000	179,862
2.75%, 8/15/42	50,000	39,555
4.00%, 11/15/42	105,000	99,446
3.13%, 2/15/43	70,000	58,269
3.88%, 5/15/43	310,000	287,598
4.38%, 8/15/43	180,000	178,481
4.50%, 2/15/44	480,000	482,400
4.63%, 5/15/44	220,000	224,606
3.13%, 8/15/44	155,000	127,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.13%, 8/15/44	$90,000	$85,866
3.00%, 11/15/44	230,000	184,323
4.63%, 11/15/44	150,000	153,431
2.50%, 2/15/45	265,000	194,506
3.00%, 5/15/45	50,000	39,941
2.50%, 5/15/46	395,000	285,511
2.88%, 11/15/46	70,000	53,944
3.00%, 2/15/47	250,000	196,367
3.00%, 5/15/47	25,000	19,598
2.75%, 8/15/47	350,000	261,625
2.75%, 11/15/47	100,000	74,602
3.00%, 2/15/48	300,000	234,070
3.13%, 5/15/48	40,000	31,878
3.38%, 11/15/48	580,000	482,623
3.00%, 2/15/49	320,000	248,350
2.88%, 5/15/49	280,000	212,034
2.38%, 11/15/49	60,000	40,866
2.00%, 2/15/50	295,000	183,937
1.25%, 5/15/50	100,000	51,195
1.38%, 8/15/50	475,000	250,414
1.63%, 11/15/50	230,000	129,609
1.88%, 2/15/51	500,000	300,664
2.38%, 5/15/51	500,000	338,242
2.00%, 8/15/51	100,000	61,797
1.88%, 11/15/51	485,000	289,333
2.25%, 2/15/52	200,000	130,969
3.00%, 8/15/52	135,000	104,266
3.63%, 2/15/53	450,000	393,117
3.63%, 5/15/53	425,000	371,543
4.13%, 8/15/53	250,000	238,926
4.75%, 11/15/53	150,000	158,953
4.25%, 2/15/54	310,000	303,461
4.63%, 5/15/54	485,000	505,234
4.25%, 8/15/54	305,000	299,019
4.50%, 11/15/54	165,000	168,790
Total U.S. Treasury Bonds		11,664,513
U.S. Treasury Notes — 35.4%
4.00%, 12/15/25	385,000	383,639
0.38%, 12/31/25	295,000	282,756
2.63%, 12/31/25	235,000	230,814
0.38%, 1/31/26	355,000	339,219
2.63%, 1/31/26	340,000	333,625
4.25%, 1/31/26	510,000	509,641
1.63%, 2/15/26	95,000	92,052
0.50%, 2/28/26	670,000	639,536
2.50%, 2/28/26	600,000	587,203
4.63%, 2/28/26	800,000	803,125
4.63%, 3/15/26	250,000	251,064
0.75%, 3/31/26	300,000	286,471
2.25%, 3/31/26	360,000	350,698
3.75%, 4/15/26	180,000	178,787
0.75%, 4/30/26	595,000	566,656
4.88%, 4/30/26	445,000	448,746
1.63%, 5/15/26	255,000	245,657
3.63%, 5/15/26	65,000	64,441
0.88%, 6/30/26	100,000	94,916
0.63%, 7/31/26	380,000	358,284
1.88%, 7/31/26	255,000	245,572
4.38%, 7/31/26	415,000	416,046
1.50%, 8/15/26	500,000	478,047
0.75%, 8/31/26	490,000	461,787
1.38%, 8/31/26	235,000	223,989
3.75%, 8/31/26	580,000	575,559
3.50%, 9/30/26	410,000	405,075
4.63%, 10/15/26	200,000	201,570
1.13%, 10/31/26	45,000	42,496
4.13%, 10/31/26(b)	465,000	464,519
1.25%, 11/30/26	580,000	547,907
1.63%, 11/30/26	310,000	295,154
4.25%, 11/30/26	330,000	330,612
4.38%, 12/15/26	350,000	351,395
1.25%, 12/31/26	465,000	438,371
1.75%, 12/31/26	255,000	242,987
1.50%, 1/31/27	590,000	557,873
2.25%, 2/15/27	505,000	484,997
4.13%, 2/15/27	100,000	99,926
1.13%, 2/28/27	150,000	140,385
1.88%, 2/28/27	450,000	428,273
2.50%, 3/31/27	400,000	385,734
4.50%, 4/15/27	150,000	151,201
0.50%, 4/30/27	160,000	146,769
2.75%, 4/30/27	220,000	213,134
2.38%, 5/15/27	230,000	220,683
4.50%, 5/15/27	235,000	237,001
0.50%, 5/31/27	360,000	329,245
2.63%, 5/31/27	135,000	130,228
0.50%, 6/30/27	670,000	611,113
4.38%, 7/15/27	350,000	352,215
0.38%, 7/31/27	135,000	122,381
3.75%, 8/15/27	420,000	416,177
0.50%, 8/31/27	350,000	317,529
3.38%, 9/15/27	350,000	343,410
3.88%, 10/15/27	265,000	263,406
0.50%, 10/31/27	300,000	270,609
4.13%, 11/15/27	270,000	270,243
0.63%, 11/30/27	90,000	81,264
0.63%, 12/31/27	230,000	207,135
0.75%, 1/31/28	250,000	225,313
3.50%, 1/31/28	550,000	540,246
2.75%, 2/15/28	300,000	287,930
1.13%, 2/29/28	500,000	455,098
1.25%, 3/31/28	800,000	729,500
1.25%, 4/30/28	695,000	632,423
2.88%, 5/15/28	460,000	442,049
1.25%, 5/31/28	580,000	526,713
1.25%, 6/30/28	525,000	475,679
1.00%, 7/31/28	850,000	761,414
1.13%, 8/31/28	565,000	507,264
1.25%, 9/30/28	850,000	764,734
1.38%, 10/31/28	375,000	338,364
1.50%, 11/30/28	450,000	407,285
1.38%, 12/31/28	500,000	449,453
3.75%, 12/31/28	300,000	296,109
1.75%, 1/31/29	300,000	273,293
4.00%, 1/31/29	365,000	363,731
1.88%, 2/28/29	265,000	242,403

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.25%, 2/28/29	$295,000	$296,936
2.38%, 3/31/29	300,000	279,680
4.13%, 3/31/29	115,000	115,130
2.88%, 4/30/29	100,000	95,187
2.38%, 5/15/29	240,000	223,509
2.75%, 5/31/29	460,000	434,718
4.50%, 5/31/29	210,000	213,478
3.25%, 6/30/29	155,000	149,599
4.25%, 6/30/29	405,000	407,800
2.63%, 7/31/29	390,000	366,128
4.00%, 7/31/29	645,000	643,060
1.63%, 8/15/29	70,000	62,809
3.13%, 8/31/29	300,000	287,637
3.63%, 8/31/29	390,000	382,642
4.00%, 10/31/29	550,000	548,303
4.13%, 10/31/29(b)	320,000	320,900
4.13%, 11/30/29	325,000	326,104
1.50%, 2/15/30	225,000	198,000
4.00%, 2/28/30	650,000	647,537
3.50%, 4/30/30	500,000	486,035
0.63%, 5/15/30	225,000	187,251
3.75%, 6/30/30	100,000	98,332
4.00%, 7/31/30	106,000	105,520
0.63%, 8/15/30	180,000	148,521
4.63%, 9/30/30	100,000	102,727
0.88%, 11/15/30	225,000	187,400
4.38%, 11/30/30	600,000	608,672
3.75%, 12/31/30	700,000	686,984
4.00%, 1/31/31	275,000	273,496
1.13%, 2/15/31	630,000	529,963
4.13%, 3/31/31	265,000	265,248
4.63%, 4/30/31	410,000	421,884
1.63%, 5/15/31	425,000	365,732
4.63%, 5/31/31	250,000	257,246
4.25%, 6/30/31	380,000	383,058
4.13%, 7/31/31	550,000	550,473
1.25%, 8/15/31	350,000	291,813
3.75%, 8/31/31	20,000	19,575
4.13%, 10/31/31	150,000	150,164
1.38%, 11/15/31	240,000	200,475
4.13%, 11/30/31	325,000	325,355
1.88%, 2/15/32	515,000	443,262
2.88%, 5/15/32	360,000	331,200
2.75%, 8/15/32	800,000	727,250
4.13%, 11/15/32	165,000	165,052
3.38%, 5/15/33	840,000	793,734
3.88%, 8/15/33	825,000	807,855
4.50%, 11/15/33	415,000	425,343
4.00%, 2/15/34	585,000	577,322
4.38%, 5/15/34	825,000	837,891
3.88%, 8/15/34	725,000	707,838
4.25%, 11/15/34	250,000	251,621
Total U.S. Treasury Notes		46,981,797
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $58,980,424)		58,646,310
CORPORATE BONDS — 24.2%
Australia — 0.1%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,278
5.00%, 9/30/43	23,000	22,487
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(c)	10,000	9,857
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	30,000	25,915
4.42%, 7/24/39	10,000	9,235
Woodside Finance Ltd.
5.10%, 9/12/34	25,000	24,540
5.70%, 9/12/54	25,000	24,738
Total Australia		127,050
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 1/23/31	50,000	50,918
4.60%, 4/15/48	169,000	159,392
Total Belgium		210,310
Brazil — 0.0%
Suzano Austria GmbH
3.75%, 1/15/31	41,000	36,993
Vale Overseas Ltd.
6.13%, 6/12/33	20,000	20,677
Total Brazil		57,670
Canada — 0.6%
Bank of Nova Scotia
2.95%, 3/11/27	30,000	29,001
2.15%, 8/1/31	50,000	42,343
Barrick North America Finance LLC
5.70%, 5/30/41	50,000	51,493
Brookfield Finance, Inc.
4.85%, 3/29/29	25,000	25,105
4.70%, 9/20/47	3,000	2,730
Canadian National Railway Co.
3.85%, 8/5/32	50,000	47,397
Canadian Natural Resources Ltd.
3.85%, 6/1/27	18,000	17,648
Canadian Pacific Railway Co.
4.80%, 9/15/35	35,000	34,624
Cenovus Energy, Inc.
6.75%, 11/15/39	5,000	5,572
Enbridge, Inc.
5.63%, 4/5/34	25,000	25,798
6.70%, 11/15/53	10,000	11,499
Kinross Gold Corp.
4.50%, 7/15/27	15,000	14,928
Manulife Financial Corp.
3.70%, 3/16/32	50,000	46,623
Nutrien Ltd.
2.95%, 5/13/30	40,000	36,542
5.63%, 12/1/40	5,000	5,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Rogers Communications, Inc.
3.20%, 3/15/27	$100,000	$96,752
4.50%, 3/15/43	50,000	43,586
Royal Bank of Canada
5.20%, 7/20/26	10,000	10,114
4.52%, 10/18/28, (4.522% fixed rate until 10/18/27; Secured Overnight Financing Index + 0.86% thereafter)(c)	50,000	49,844
4.65%, 10/18/30, (4.65% fixed rate until 10/18/29; Secured Overnight Financing Index + 1.08% thereafter)(c)	50,000	49,821
3.88%, 5/4/32	50,000	47,103
Suncor Energy, Inc.
3.75%, 3/4/51	60,000	44,738
TELUS Corp.
2.80%, 2/16/27	6,000	5,757
Toronto-Dominion Bank
5.53%, 7/17/26	15,000	15,199
5.52%, 7/17/28	10,000	10,290
4.46%, 6/8/32	20,000	19,452
TransCanada PipeLines Ltd.
4.25%, 5/15/28	16,000	15,786
5.85%, 3/15/36	50,000	52,158
Total Canada		856,975
France — 0.1%
TotalEnergies Capital International SA
3.46%, 2/19/29	120,000	115,413
3.46%, 7/12/49	20,000	14,954
Total France		130,367
Germany — 0.1%
Deutsche Bank AG
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	100,000	91,420
Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(c)	150,000	155,441
Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	225,000	221,059
4.15%, 3/7/39(b)	30,000	27,799
Mizuho Financial Group, Inc.
2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	103,000	87,260
Sumitomo Mitsui Financial Group, Inc.
3.45%, 1/11/27	25,000	24,451
3.35%, 10/18/27(b)	16,000	15,474
3.20%, 9/17/29(b)	30,000	27,969
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	25,000	18,929
Total Japan		422,941
Mexico — 0.1%
America Movil SAB de CV
2.88%, 5/7/30	200,000	181,387
Southern Copper Corp.
6.75%, 4/16/40	5,000	5,474
Total Mexico		186,861
Netherlands — 0.3%
Cooperatieve Rabobank UA
4.80%, 1/9/29	250,000	252,705
ING Groep NV
6.08%, 9/11/27, (6.083% fixed rate until 9/11/26; Secured Overnight Financing Rate + 1.56% thereafter)(c)	200,000	204,227
Total Netherlands		456,932
Norway — 0.1%
Equinor ASA
2.38%, 5/22/30	35,000	31,495
3.95%, 5/15/43	70,000	60,367
Total Norway		91,862
Spain — 0.2%
Banco Santander SA
5.29%, 8/18/27	200,000	201,912
Switzerland — 0.2%
UBS AG
5.00%, 7/9/27	200,000	201,813
United Kingdom — 0.9%
Astrazeneca Finance LLC
2.25%, 5/28/31	100,000	87,023
AstraZeneca PLC
4.00%, 1/17/29	25,000	24,605
Barclays PLC
3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	225,000	170,810
BAT Capital Corp.
3.22%, 9/6/26(b)	25,000	24,367
3.98%, 9/25/50	100,000	74,985
British Telecommunications PLC
9.63%, 12/15/30	36,000	44,364
Diageo Capital PLC
2.13%, 4/29/32	30,000	25,084
Diageo Investment Corp.
7.45%, 4/15/35	25,000	29,908
HSBC Holdings PLC
3.90%, 5/25/26	25,000	24,718
5.89%, 8/14/27, (5.887% fixed rate until 8/14/26; Secured Overnight Financing Rate + 1.57% thereafter)(c)	200,000	203,215
4.95%, 3/31/30	175,000	175,936
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	200,000	211,692
Smith & Nephew PLC
5.15%, 3/20/27	25,000	25,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Vodafone Group PLC
5.25%, 5/30/48	$40,000	$38,696
Total United Kingdom		1,160,647
United States — 20.9%
3M Co.
2.88%, 10/15/27(b)	19,000	18,205
3.05%, 4/15/30(b)	10,000	9,280
3.63%, 10/15/47	48,000	37,106
Abbott Laboratories
6.15%, 11/30/37	53,000	59,498
AbbVie, Inc.
5.05%, 3/15/34	75,000	76,091
4.05%, 11/21/39	75,000	66,926
4.40%, 11/6/42	40,000	36,230
4.75%, 3/15/45	2,000	1,877
4.25%, 11/21/49	14,000	12,077
AEP Texas, Inc.
5.70%, 5/15/34	60,000	61,958
AES Corp.
5.45%, 6/1/28	35,000	35,457
Aetna, Inc.
3.88%, 8/15/47	23,000	17,426
Air Lease Corp.
1.88%, 8/15/26	24,000	22,872
4.63%, 10/1/28	25,000	24,910
3.13%, 12/1/30	50,000	45,269
Air Products & Chemicals, Inc.
4.60%, 2/8/29	50,000	50,380
2.70%, 5/15/40	66,000	49,426
Aircastle Ltd.
4.25%, 6/15/26	25,000	24,734
Alabama Power Co.
4.30%, 7/15/48, Series A	12,000	10,483
3.45%, 10/1/49	34,000	25,586
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	51,000	51,133
Allstate Corp.
4.20%, 12/15/46	50,000	42,300
Ally Financial, Inc.
8.00%, 11/1/31	13,000	14,651
Alphabet, Inc.
1.90%, 8/15/40	45,000	30,846
Altria Group, Inc.
4.80%, 2/14/29	25,000	25,004
2.45%, 2/4/32	20,000	16,845
5.38%, 1/31/44(b)	43,000	42,624
Amazon.com, Inc.
5.20%, 12/3/25	19,000	19,127
1.20%, 6/3/27	25,000	23,208
3.60%, 4/13/32	77,000	72,513
3.88%, 8/22/37	15,000	13,652
4.05%, 8/22/47	50,000	43,336
2.70%, 6/3/60	55,000	33,733
Ameren Illinois Co.
3.80%, 5/15/28	23,000	22,523
American Express Co.
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(c)	21,000	20,967
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	50,000	52,413
American Homes 4 Rent LP
4.25%, 2/15/28	10,000	9,854
American Honda Finance Corp.
2.30%, 9/9/26	5,000	4,816
4.90%, 3/12/27	50,000	50,461
4.60%, 4/17/30	50,000	49,872
American International Group, Inc.
4.75%, 4/1/48	28,000	25,873
American Tower Corp.
3.60%, 1/15/28	58,000	56,183
3.80%, 8/15/29	25,000	23,991
3.10%, 6/15/50	10,000	6,835
2.95%, 1/15/51	50,000	33,192
American University
3.67%, 4/1/49, Series 2019	15,000	12,066
American Water Capital Corp.
3.75%, 9/1/47	40,000	31,465
Amgen, Inc.
5.15%, 3/2/28	100,000	101,593
4.56%, 6/15/48	25,000	21,986
4.40%, 2/22/62	110,000	90,537
Aon Corp./Aon Global Holdings PLC
5.00%, 9/12/32	50,000	50,563
Apache Corp.
5.10%, 9/1/40	20,000	17,710
Apple, Inc.
2.05%, 9/11/26	75,000	72,136
3.20%, 5/11/27	52,000	50,735
3.00%, 6/20/27	10,000	9,713
1.65%, 5/11/30(b)	55,000	47,905
3.35%, 8/8/32	25,000	23,425
3.85%, 8/4/46	11,000	9,324
2.65%, 2/8/51	74,000	48,585
2.80%, 2/8/61	75,000	47,737
Aptiv PLC
5.40%, 3/15/49	25,000	22,620
Arrow Electronics, Inc.
2.95%, 2/15/32	25,000	21,641
Arthur J Gallagher & Co.
5.45%, 7/15/34	25,000	25,695
5.75%, 7/15/54	25,000	25,851
Ascension Health
4.85%, 11/15/53	14,000	13,489
AT&T, Inc.
2.75%, 6/1/31(b)	43,000	38,199
2.25%, 2/1/32	26,000	21,947
6.38%, 3/1/41	25,000	27,402
4.75%, 5/15/46	10,000	9,118
5.15%, 2/15/50	25,000	23,876
3.55%, 9/15/55	55,000	39,214
3.80%, 12/1/57	25,000	18,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.85%, 6/1/60	$100,000	$74,107
AutoZone, Inc.
4.00%, 4/15/30	25,000	24,138
Avangrid, Inc.
3.80%, 6/1/29(b)	25,000	23,999
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	46,362
Bank of America Corp.
5.93%, 9/15/27, (5.933% fixed rate until 9/15/26; Secured Overnight Financing Rate + 1.34% thereafter)(c)	10,000	10,197
3.25%, 10/21/27	100,000	96,732
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(b)(c)	285,000	241,743
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(c)	100,000	100,525
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	31,695
7.75%, 5/14/38	100,000	121,595
4.75%, 4/21/45, Series L	10,000	9,358
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(c)	60,000	53,421
Baxter International, Inc.
2.27%, 12/1/28	90,000	81,729
Becton Dickinson & Co.
2.82%, 5/20/30	37,000	33,545
4.69%, 12/15/44	22,000	19,969
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	115,000	110,569
3.80%, 7/15/48	36,000	28,337
Berkshire Hathaway Finance Corp.
1.85%, 3/12/30	50,000	44,020
2.85%, 10/15/50	50,000	33,648
Berry Global, Inc.
1.57%, 1/15/26	40,000	38,576
Biogen, Inc.
3.15%, 5/1/50	40,000	26,847
Blue Owl Capital Corp.
3.13%, 4/13/27	75,000	70,852
Boardwalk Pipelines LP
4.45%, 7/15/27	18,000	17,838
3.40%, 2/15/31	15,000	13,668
Boeing Co.
3.83%, 3/1/59	165,000	110,316
Bon Secours Mercy Health, Inc.
3.21%, 6/1/50, Series 20-2	30,000	21,295
BorgWarner, Inc.
2.65%, 7/1/27	12,000	11,454
4.95%, 8/15/29	25,000	25,092
Boston Properties LP
3.40%, 6/21/29	100,000	92,726
BP Capital Markets America, Inc.
4.81%, 2/13/33	75,000	74,404
4.89%, 9/11/33	15,000	14,911
3.38%, 2/8/61	50,000	34,044
Bristol-Myers Squibb Co.
3.90%, 2/20/28	127,000	125,181
4.13%, 6/15/39	10,000	9,018
4.25%, 10/26/49	50,000	42,805
5.65%, 2/22/64	50,000	51,308
Broadcom, Inc.
4.15%, 11/15/30	70,000	67,795
2.45%, 2/15/31(d)	70,000	61,166
3.75%, 2/15/51(d)	70,000	53,970
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	10,000	11,072
5.15%, 9/1/43	48,000	48,221
3.90%, 8/1/46	5,000	4,120
5.20%, 4/15/54	25,000	24,996
Cadence Design Systems, Inc.
4.70%, 9/10/34	25,000	24,613
Camden Property Trust
3.15%, 7/1/29	6,000	5,651
2.80%, 5/15/30	20,000	18,190
Campbell Soup Co.
5.30%, 3/20/26	50,000	50,354
4.15%, 3/15/28	20,000	19,694
Capital One Financial Corp.
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	100,000	94,492
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,609
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(c)	15,000	15,971
Cardinal Health, Inc.
4.70%, 11/15/26	50,000	50,000
4.90%, 9/15/45	29,000	26,543
Carlisle Cos., Inc.
3.75%, 12/1/27	12,000	11,713
2.75%, 3/1/30	25,000	22,628
Carrier Global Corp.
5.90%, 3/15/34	43,000	45,647
Caterpillar, Inc.
3.25%, 9/19/49	34,000	25,081
4.75%, 5/15/64	25,000	23,207
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	25,000	18,087
Cboe Global Markets, Inc.
3.00%, 3/16/32	30,000	26,701
CBRE Services, Inc.
4.88%, 3/1/26	16,000	16,009
5.95%, 8/15/34	10,000	10,565
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	25,000	23,421
3.25%, 2/15/29	25,000	23,239
Celanese U.S. Holdings LLC
6.60%, 11/15/28	10,000	10,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
6.80%, 11/15/30	$10,000	$10,536
6.95%, 11/15/33	10,000	10,706
Cencora, Inc.
3.45%, 12/15/27	25,000	24,209
CenterPoint Energy Houston Electric LLC
2.35%, 4/1/31, Series AE	10,000	8,702
CenterPoint Energy Resources Corp.
1.75%, 10/1/30	74,000	63,056
Charles Schwab Corp.
1.65%, 3/11/31	60,000	50,172
2.90%, 3/3/32	50,000	44,200
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	10,000	10,219
6.10%, 6/1/29	50,000	51,502
2.30%, 2/1/32	106,000	85,765
6.83%, 10/23/55	43,000	43,910
3.85%, 4/1/61	89,000	57,101
Cheniere Energy Partners LP
5.95%, 6/30/33	30,000	31,349
Chevron USA, Inc.
3.25%, 10/15/29	26,000	24,724
Children's Hospital
2.93%, 7/15/50, Series 2020	10,000	6,739
Chubb INA Holdings LLC
4.15%, 3/13/43	60,000	52,630
Cigna Group
3.40%, 3/1/27	10,000	9,743
3.88%, 10/15/47	15,000	11,718
5.60%, 2/15/54	50,000	50,215
Cintas Corp. No. 2
3.70%, 4/1/27	48,000	47,175
Cisco Systems, Inc.
4.85%, 2/26/29	140,000	142,462
Citigroup, Inc.
4.45%, 9/29/27	108,000	106,931
6.63%, 1/15/28	100,000	106,263
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	100,000	101,205
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	19,517
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	100,000	88,020
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	70,000	60,982
5.41%, 9/19/39, (5.411% fixed rate until 9/19/34; 5-year Constant Maturity Treasury Rate + 1.73% thereafter)(c)	75,000	73,561
Citizens Financial Group, Inc.
3.25%, 4/30/30	50,000	45,911
Cleco Corporate Holdings LLC
3.74%, 5/1/26	5,000	4,902
CME Group, Inc.
2.65%, 3/15/32	50,000	43,976
4.15%, 6/15/48	5,000	4,375
Coca-Cola Co.
1.65%, 6/1/30	100,000	86,481
5.00%, 5/13/34	25,000	25,647
4.65%, 8/14/34	25,000	24,970
2.60%, 6/1/50	5,000	3,246
Comcast Corp.
2.35%, 1/15/27	20,000	19,147
3.55%, 5/1/28	20,000	19,391
4.15%, 10/15/28	50,000	49,347
4.55%, 1/15/29	260,000	260,631
6.45%, 3/15/37	27,000	30,051
4.60%, 10/15/38	15,000	14,150
4.00%, 8/15/47	15,000	12,245
5.35%, 5/15/53	15,000	14,821
5.65%, 6/1/54	50,000	51,590
5.50%, 5/15/64	10,000	10,001
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	22,794
7.00%, 10/1/28	69,000	74,231
ConocoPhillips Co.
5.05%, 9/15/33	10,000	10,176
6.50%, 2/1/39	9,000	10,171
5.30%, 5/15/53	40,000	39,388
5.55%, 3/15/54	10,000	10,190
5.70%, 9/15/63	20,000	20,598
Consolidated Edison Co. of New York, Inc.
4.00%, 11/15/57, Series C	23,000	18,151
3.70%, 11/15/59	60,000	44,809
Constellation Brands, Inc.
3.15%, 8/1/29	50,000	46,704
5.25%, 11/15/48	19,000	18,426
Constellation Energy Generation LLC
5.75%, 10/1/41	50,000	51,058
Consumers Energy Co.
4.63%, 5/15/33	25,000	24,774
3.10%, 8/15/50	41,000	29,725
Corebridge Financial, Inc.
6.05%, 9/15/33	25,000	26,492
4.40%, 4/5/52	25,000	21,087
Corning, Inc.
5.85%, 11/15/68(b)	18,000	18,397
5.45%, 11/15/79	10,000	9,665
Costco Wholesale Corp.
1.38%, 6/20/27	100,000	93,046
Crown Castle, Inc.
2.10%, 4/1/31	50,000	42,081
5.20%, 9/1/34	20,000	19,915
3.25%, 1/15/51	15,000	10,405
CSX Corp.
2.40%, 2/15/30(b)	20,000	17,949
4.30%, 3/1/48	20,000	17,372
3.35%, 9/15/49	25,000	18,481
4.50%, 8/1/54	18,000	16,000
Cummins, Inc.
5.45%, 2/20/54	20,000	20,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
CVS Health Corp.
3.25%, 8/15/29	$25,000	$23,150
5.70%, 6/1/34(b)	50,000	51,085
5.30%, 12/5/43	23,000	21,414
5.63%, 2/21/53	60,000	57,431
6.00%, 6/1/63	25,000	24,759
Darden Restaurants, Inc.
3.85%, 5/1/27	53,000	51,910
Dell International LLC/EMC Corp.
6.02%, 6/15/26	11,000	11,175
4.90%, 10/1/26	25,000	25,069
3.38%, 12/15/41	10,000	7,689
3.45%, 12/15/51	4,000	2,876
Devon Energy Corp.
5.60%, 7/15/41	15,000	14,533
DH Europe Finance II SARL
3.25%, 11/15/39	25,000	20,286
Diamondback Energy, Inc.
5.40%, 4/18/34	50,000	50,647
Digital Realty Trust LP
3.60%, 7/1/29	17,000	16,263
Dignity Health
5.27%, 11/1/64	25,000	23,978
Discovery Communications LLC
5.20%, 9/20/47	10,000	8,266
Dollar General Corp.
3.50%, 4/3/30	25,000	23,152
5.45%, 7/5/33(b)	10,000	10,011
Dollar Tree, Inc.
4.20%, 5/15/28(b)	50,000	48,934
Dominion Energy, Inc.
2.85%, 8/15/26, Series D	100,000	97,013
Dow Chemical Co.
5.25%, 11/15/41	50,000	48,131
DTE Electric Co.
1.90%, 4/1/28, Series A	60,000	55,268
Duke Energy Carolinas LLC
3.70%, 12/1/47	43,000	33,561
Duke Energy Corp.
3.15%, 8/15/27	100,000	96,374
3.95%, 8/15/47	70,000	55,352
Duke Energy Progress LLC
3.40%, 4/1/32	100,000	91,843
4.10%, 5/15/42	25,000	21,609
Eaton Corp.
4.70%, 8/23/52	25,000	23,371
Eaton Vance Corp.
3.50%, 4/6/27	18,000	17,611
eBay, Inc.
4.00%, 7/15/42	15,000	12,409
Ecolab, Inc.
3.25%, 12/1/27	25,000	24,141
2.13%, 8/15/50	13,000	7,412
Edison International
5.25%, 3/15/32	50,000	50,623
Elevance Health, Inc.
4.63%, 5/15/42	59,000	53,545
3.60%, 3/15/51	50,000	37,102
Eli Lilly & Co.
5.50%, 3/15/27	25,000	25,732
5.10%, 2/9/64	50,000	48,810
Emerson Electric Co.
1.80%, 10/15/27	28,000	26,114
Energy Transfer LP
5.95%, 12/1/25	15,000	15,131
3.90%, 7/15/26	5,000	4,934
6.05%, 12/1/26	10,000	10,246
4.20%, 4/15/27	20,000	19,796
5.50%, 6/1/27	50,000	50,901
6.40%, 12/1/30	10,000	10,716
5.60%, 9/1/34	50,000	51,213
6.25%, 4/15/49	70,000	73,462
EnLink Midstream Partners LP
4.85%, 7/15/26	50,000	49,981
Entergy Corp.
2.40%, 6/15/31	25,000	21,512
Entergy Louisiana LLC
4.00%, 3/15/33	35,000	32,818
4.20%, 4/1/50	40,000	33,487
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	49,832
4.25%, 2/15/48	64,000	54,709
EPR Properties
4.75%, 12/15/26	50,000	49,747
Equifax, Inc.
5.10%, 12/15/27	50,000	50,616
4.80%, 9/15/29	25,000	24,922
Equinix, Inc.
2.95%, 9/15/51	21,000	13,688
Equitable Holdings, Inc.
4.35%, 4/20/28	59,000	58,307
Essential Utilities, Inc.
5.38%, 1/15/34	20,000	20,407
Essex Portfolio LP
2.65%, 9/1/50	30,000	18,189
Estee Lauder Cos., Inc.
1.95%, 3/15/31	40,000	33,733
Evergy Metro, Inc.
4.95%, 4/15/33	25,000	25,028
Eversource Energy
4.25%, 4/1/29, Series O	8,000	7,851
Exelon Corp.
4.45%, 4/15/46	50,000	43,715
Expedia Group, Inc.
3.80%, 2/15/28	5,000	4,862
Extra Space Storage LP
5.35%, 1/15/35	50,000	50,391
Exxon Mobil Corp.
2.28%, 8/16/26	30,000	29,008
4.33%, 3/19/50	43,000	37,547
FedEx Corp.
4.40%, 1/15/47	63,000	53,482
Fidelity National Information Services, Inc.
3.10%, 3/1/41	50,000	38,020

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(c)	$50,000	$51,519
Fiserv, Inc.
4.75%, 3/15/30	25,000	24,993
5.15%, 8/12/34	50,000	50,183
Flex Ltd.
6.00%, 1/15/28	100,000	102,948
Florida Power & Light Co.
4.13%, 6/1/48	53,000	45,097
FMC Corp.
4.50%, 10/1/49	72,000	58,398
Ford Motor Co.
4.35%, 12/8/26	100,000	98,704
3.25%, 2/12/32	50,000	42,738
Ford Motor Credit Co. LLC
7.35%, 11/4/27	100,000	105,518
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	15,000	14,047
Fox Corp.
6.50%, 10/13/33	40,000	43,085
5.48%, 1/25/39(b)	5,000	4,926
GATX Corp.
6.05%, 6/5/54	25,000	27,145
GE Capital Funding LLC
4.55%, 5/15/32	50,000	49,074
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	100,000	102,897
4.80%, 8/14/29	25,000	25,058
General Dynamics Corp.
3.75%, 5/15/28	23,000	22,508
General Mills, Inc.
4.88%, 1/30/30	25,000	25,134
5.25%, 1/30/35	25,000	25,284
General Motors Co.
4.20%, 10/1/27	71,000	69,930
6.60%, 4/1/36	68,000	73,658
General Motors Financial Co., Inc.
5.80%, 6/23/28	10,000	10,298
5.75%, 2/8/31	25,000	25,754
Genuine Parts Co.
4.95%, 8/15/29	50,000	50,054
Gilead Sciences, Inc.
5.25%, 10/15/33	10,000	10,289
5.10%, 6/15/35	25,000	25,383
5.65%, 12/1/41	38,000	39,488
5.55%, 10/15/53	10,000	10,383
5.60%, 11/15/64	25,000	25,692
Global Payments, Inc.
5.40%, 8/15/32(b)	50,000	50,879
Globe Life, Inc.
5.85%, 9/15/34	60,000	61,906
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	23,000	23,419
4.00%, 1/15/30	30,000	28,244
Goldman Sachs Group, Inc.
5.95%, 1/15/27	23,000	23,639
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(c)	21,000	20,857
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	175,000	185,347
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(c)	50,000	49,675
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(c)	25,000	24,767
6.45%, 5/1/36	22,000	24,151
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(c)	45,000	39,781
4.75%, 10/21/45	40,000	37,333
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(c)	50,000	50,972
Halliburton Co.
4.50%, 11/15/41	30,000	26,895
Hartford HealthCare Corp.
3.45%, 7/1/54	25,000	18,672
Hasbro, Inc.
3.55%, 11/19/26(b)	20,000	19,575
HCA, Inc.
5.20%, 6/1/28	10,000	10,130
5.63%, 9/1/28	43,000	43,984
3.63%, 3/15/32	15,000	13,557
5.50%, 6/1/33	10,000	10,126
5.45%, 9/15/34	20,000	20,051
6.10%, 4/1/64	45,000	45,582
Healthcare Realty Holdings LP
3.75%, 7/1/27	5,000	4,865
2.00%, 3/15/31	20,000	16,648
Hershey Co.
2.30%, 8/15/26	93,000	89,858
Hess Corp.
7.13%, 3/15/33	50,000	56,948
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	23,000	24,760
Home Depot, Inc.
4.40%, 3/15/45	50,000	44,954
3.35%, 4/15/50	100,000	74,104
5.30%, 6/25/54	25,000	25,359
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,664
4.50%, 1/15/34	50,000	48,986
3.81%, 11/21/47	30,000	24,392
Hormel Foods Corp.
1.80%, 6/11/30	20,000	17,257
Host Hotels & Resorts LP
5.50%, 4/15/35	25,000	25,124
HP, Inc.
3.00%, 6/17/27	20,000	19,223
Hubbell, Inc.
3.15%, 8/15/27	48,000	46,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Humana, Inc.
5.75%, 3/1/28	$100,000	$102,758
4.80%, 3/15/47	18,000	15,701
Huntington Bancshares, Inc.
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(c)	25,000	25,326
6.14%, 11/18/39, (6.141% fixed rate until 11/18/34; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)	35,000	35,844
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	22,610
4.20%, 5/1/30	3,000	2,869
Hyatt Hotels Corp.
5.38%, 12/15/31	50,000	50,606
Illinois Tool Works, Inc.
3.90%, 9/1/42	10,000	8,571
Ingersoll Rand, Inc.
5.70%, 8/14/33	10,000	10,448
Intel Corp.
4.88%, 2/10/28	85,000	85,200
3.90%, 3/25/30	25,000	23,834
5.20%, 2/10/33(b)	30,000	30,049
5.15%, 2/21/34(b)	30,000	29,911
3.25%, 11/15/49	95,000	62,199
Intercontinental Exchange, Inc.
3.75%, 12/1/25	5,000	4,964
3.10%, 9/15/27	5,000	4,826
4.60%, 3/15/33	50,000	49,239
3.00%, 6/15/50	40,000	27,348
International Business Machines Corp.
2.85%, 5/15/40	100,000	74,682
4.00%, 6/20/42	80,000	68,150
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	5,000	4,502
International Paper Co.
4.80%, 6/15/44	4,000	3,697
4.35%, 8/15/48	19,000	16,194
Intuit, Inc.
1.35%, 7/15/27	25,000	23,159
Invitation Homes Operating Partnership LP
2.70%, 1/15/34	15,000	12,317
IQVIA, Inc.
6.25%, 2/1/29	10,000	10,451
Jabil, Inc.
5.45%, 2/1/29	50,000	50,879
Jacobs Engineering Group, Inc.
6.35%, 8/18/28	34,000	35,667
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	10,000	9,522
6.75%, 3/15/34	70,000	76,496
Jefferies Financial Group, Inc.
6.45%, 6/8/27	25,000	25,941
JetBlue Pass-Through Trust
4.00%, 11/15/32, Series 2020-1, Class A	36,913	34,902
JM Smucker Co.
6.50%, 11/15/53	10,000	11,238
John Deere Capital Corp.
4.95%, 7/14/28	10,000	10,191
2.45%, 1/9/30(b)	35,000	31,728
4.70%, 6/10/30	10,000	10,110
5.15%, 9/8/33, Series I	10,000	10,319
Johnson & Johnson
2.95%, 3/3/27	21,000	20,415
3.40%, 1/15/38	50,000	43,217
5.25%, 6/1/54	30,000	31,229
Johnson Controls International PLC
6.00%, 1/15/36	13,000	14,005
JPMorgan Chase & Co.
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(c)	150,000	148,713
6.07%, 10/22/27, (6.07% fixed rate until 10/22/26; Secured Overnight Financing Rate + 1.33% thereafter)(c)	15,000	15,367
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(c)	75,000	74,298
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	13,000	12,655
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	46,346
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(c)	20,000	19,650
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,368
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,958
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	125,000	109,201
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(c)	100,000	103,707
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(c)	50,000	49,706
5.63%, 8/16/43	43,000	45,044
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(c)	75,000	61,735
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	55,000	38,875
Juniper Networks, Inc.
2.00%, 12/10/30	17,000	14,324
Kaiser Foundation Hospitals
3.00%, 6/1/51, Series 2021	60,000	41,906
Kenvue, Inc.
5.05%, 3/22/28	11,000	11,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
5.00%, 3/22/30	$10,000	$10,236
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	8,000	7,724
4.42%, 12/15/46	23,000	19,910
Keysight Technologies, Inc.
4.60%, 4/6/27	25,000	24,985
Kimberly-Clark Corp.
3.90%, 5/4/47	50,000	41,147
Kimco Realty OP LLC
3.80%, 4/1/27	35,000	34,384
Kinder Morgan Energy Partners LP
5.40%, 9/1/44	89,000	85,602
Kraft Heinz Foods Co.
3.75%, 4/1/30	16,000	15,314
4.38%, 6/1/46	55,000	46,794
Kroger Co.
5.00%, 9/15/34	25,000	24,906
5.15%, 8/1/43	18,000	17,287
5.40%, 1/15/49	19,000	18,924
Lam Research Corp.
4.00%, 3/15/29	19,000	18,671
Legg Mason, Inc.
5.63%, 1/15/44	5,000	5,156
Leland Stanford Junior University
1.29%, 6/1/27	25,000	23,237
Lincoln National Corp.
5.85%, 3/15/34	50,000	52,113
Linde, Inc.
3.20%, 1/30/26	25,000	24,665
2.00%, 8/10/50	15,000	8,441
Lockheed Martin Corp.
4.80%, 8/15/34	25,000	24,908
6.15%, 9/1/36, Series B	49,000	54,357
Lowe's Cos., Inc.
4.05%, 5/3/47	15,000	12,221
3.50%, 4/1/51	25,000	18,058
5.80%, 9/15/62	50,000	51,334
LYB International Finance BV
5.25%, 7/15/43	25,000	23,709
4.88%, 3/15/44	5,000	4,515
LYB International Finance III LLC
3.80%, 10/1/60	5,000	3,544
LyondellBasell Industries NV
4.63%, 2/26/55	20,000	16,751
Marathon Petroleum Corp.
5.00%, 9/15/54	3,000	2,626
Markel Group, Inc.
3.35%, 9/17/29	50,000	47,213
Marriott International, Inc.
3.50%, 10/15/32, Series GG	50,000	45,079
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	28,000	27,756
4.38%, 3/15/29	75,000	74,573
2.38%, 12/15/31	25,000	21,466
5.15%, 3/15/34	25,000	25,652
5.70%, 9/15/53	10,000	10,598
Martin Marietta Materials, Inc.
3.50%, 12/15/27	5,000	4,850
2.40%, 7/15/31	50,000	43,219
Masco Corp.
4.50%, 5/15/47	20,000	17,285
Mass General Brigham, Inc.
3.19%, 7/1/49, Series 2020	50,000	36,592
Massachusetts Institute of Technology
3.89%, 7/1/16	49,000	37,687
Mastercard, Inc.
4.35%, 1/15/32	50,000	49,184
Mayo Clinic
3.20%, 11/15/61, Series 2021	25,000	17,044
McCormick & Co., Inc.
4.20%, 8/15/47	20,000	17,032
McDonald's Corp.
4.45%, 3/1/47	80,000	70,525
Medtronic, Inc.
4.38%, 3/15/35	10,000	9,668
Merck & Co., Inc.
4.50%, 5/17/33	15,000	14,828
4.15%, 5/18/43	50,000	44,099
5.00%, 5/17/53	15,000	14,492
Meta Platforms, Inc.
4.60%, 5/15/28	15,000	15,142
4.30%, 8/15/29	125,000	124,708
3.85%, 8/15/32	50,000	47,586
5.60%, 5/15/53	20,000	21,154
5.75%, 5/15/63	15,000	16,018
MetLife, Inc.
5.38%, 7/15/33	10,000	10,415
Micron Technology, Inc.
5.88%, 9/15/33	25,000	26,203
Microsoft Corp.
3.45%, 8/8/36	50,000	44,814
2.53%, 6/1/50	100,000	65,096
3.95%, 8/8/56	30,000	25,556
Mid-America Apartments LP
3.95%, 3/15/29(b)	25,000	24,391
Molson Coors Beverage Co.
5.00%, 5/1/42	30,000	28,839
Mondelez International, Inc.
2.75%, 4/13/30	100,000	90,942
Moody's Corp.
4.88%, 12/17/48	30,000	28,047
Morgan Stanley
4.35%, 9/8/26	171,000	169,876
3.59%, 7/22/28(c)	272,000	263,444
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	20,000	20,452
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	15,000	14,147
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	54,259
3.97%, 7/22/38(c)	61,000	54,303
4.30%, 1/27/45	20,000	17,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(c)	$50,000	$33,120
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(c)	20,000	20,716
Mosaic Co.
4.88%, 11/15/41	10,000	9,141
Motorola Solutions, Inc.
2.30%, 11/15/30	25,000	21,681
Mount Sinai Hospital
3.74%, 7/1/49, Series 2019	26,000	17,677
MPLX LP
4.00%, 3/15/28	18,000	17,608
4.70%, 4/15/48	75,000	65,064
Nasdaq, Inc.
3.95%, 3/7/52	53,000	41,537
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/28	5,000	4,837
3.90%, 11/1/28	18,000	17,585
4.02%, 11/1/32	18,000	17,092
New York & Presbyterian Hospital
2.61%, 8/1/60	25,000	14,972
Newmont Corp./Newcrest Finance Pty Ltd.
5.30%, 3/15/26	50,000	50,344
3.25%, 5/13/30	50,000	46,585
NextEra Energy Capital Holdings, Inc.
3.50%, 4/1/29	145,000	138,439
3.00%, 1/15/52(b)	75,000	49,881
NIKE, Inc.
2.85%, 3/27/30	17,000	15,712
3.38%, 11/1/46	20,000	15,303
NiSource, Inc.
4.38%, 5/15/47	25,000	21,680
3.95%, 3/30/48	18,000	14,502
Nordson Corp.
4.50%, 12/15/29	25,000	24,684
Norfolk Southern Corp.
3.15%, 6/1/27	23,000	22,304
5.55%, 3/15/34	25,000	26,139
4.05%, 8/15/52	5,000	4,071
3.70%, 3/15/53	25,000	19,058
5.35%, 8/1/54	10,000	10,025
Northern Trust Corp.
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(c)	25,000	24,048
Northrop Grumman Corp.
4.70%, 3/15/33	100,000	99,089
NOV, Inc.
3.95%, 12/1/42	13,000	10,188
NSTAR Electric Co.
4.95%, 9/15/52	25,000	23,821
NVIDIA Corp.
3.50%, 4/1/50	50,000	39,572
Occidental Petroleum Corp.
8.88%, 7/15/30	10,000	11,576
6.63%, 9/1/30	10,000	10,617
6.13%, 1/1/31	10,000	10,397
6.45%, 9/15/36	15,000	15,830
6.60%, 3/15/46	10,000	10,609
Oglethorpe Power Corp.
5.95%, 11/1/39	40,000	41,945
Ohio Power Co.
1.63%, 1/15/31, Series Q	78,000	64,867
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	18,000	17,817
4.75%, 1/15/28	23,000	22,871
3.63%, 10/1/29	31,000	28,979
Oncor Electric Delivery Co. LLC
4.55%, 9/15/32	100,000	98,864
ONEOK, Inc.
4.00%, 7/13/27(b)	18,000	17,704
4.55%, 7/15/28	50,000	49,802
6.05%, 9/1/33	10,000	10,566
4.20%, 10/3/47	38,000	30,049
5.20%, 7/15/48	25,000	23,270
Oracle Corp.
2.30%, 3/25/28	96,000	89,417
4.90%, 2/6/33	117,000	116,827
4.30%, 7/8/34	50,000	47,270
5.38%, 7/15/40	42,000	41,950
3.65%, 3/25/41	20,000	16,208
4.00%, 11/15/47	60,000	48,043
O'Reilly Automotive, Inc.
3.55%, 3/15/26	17,000	16,754
3.90%, 6/1/29	13,000	12,607
Otis Worldwide Corp.
5.13%, 11/19/31	50,000	50,817
Owens Corning
4.30%, 7/15/47	23,000	19,344
Pacific Gas & Electric Co.
2.95%, 3/1/26	14,000	13,676
2.50%, 2/1/31	125,000	108,770
6.40%, 6/15/33	50,000	53,898
PacifiCorp
4.10%, 2/1/42	50,000	41,772
3.30%, 3/15/51	50,000	34,624
Paramount Global
3.38%, 2/15/28	5,000	4,721
4.85%, 7/1/42	15,000	12,428
4.95%, 5/19/50	20,000	16,058
Parker-Hannifin Corp.
4.25%, 9/15/27	75,000	74,586
3.25%, 6/14/29	13,000	12,320
6.25%, 5/15/38, Series A	15,000	16,514
PayPal Holdings, Inc.
2.85%, 10/1/29	125,000	115,889
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	20,000	18,186
PECO Energy Co.
3.90%, 3/1/48	20,000	16,382
5.25%, 9/15/54	50,000	50,193
PepsiCo, Inc.
2.63%, 3/19/27	14,000	13,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
2.75%, 3/19/30	$30,000	$27,556
3.38%, 7/29/49	65,000	48,964
2.75%, 10/21/51	15,000	9,902
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/26	25,000	24,986
4.45%, 5/19/28	35,000	34,955
4.65%, 5/19/30	25,000	25,042
4.75%, 5/19/33	40,000	39,629
5.30%, 5/19/53	20,000	19,795
5.34%, 5/19/63	35,000	34,072
Pfizer, Inc.
3.00%, 12/15/26	10,000	9,723
3.60%, 9/15/28	50,000	48,752
7.20%, 3/15/39	39,000	47,124
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	75,000	75,128
Philip Morris International, Inc.
4.75%, 2/12/27	100,000	100,538
2.10%, 5/1/30	75,000	65,845
1.75%, 11/1/30	30,000	25,406
4.88%, 11/15/43	32,000	30,181
Phillips 66
5.88%, 5/1/42	47,000	49,181
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	5,000	4,360
Pilgrim's Pride Corp.
6.25%, 7/1/33(b)	30,000	31,479
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	15,000	14,956
PNC Financial Services Group, Inc.
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(c)	10,000	10,329
3.45%, 4/23/29	20,000	19,099
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(b)(c)	20,000	20,512
2.55%, 1/22/30	85,000	76,634
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	20,000	22,415
PPL Electric Utilities Corp.
5.00%, 5/15/33	100,000	101,495
Procter & Gamble Co.
2.80%, 3/25/27(b)	25,000	24,250
3.00%, 3/25/30(b)	35,000	32,738
Progressive Corp.
3.00%, 3/15/32	25,000	22,480
3.95%, 3/26/50	12,000	9,870
Prologis LP
5.25%, 6/15/53	40,000	39,658
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	33,000	25,768
Prudential Financial, Inc.
3.70%, 3/13/51	50,000	38,334
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	40,000	40,501
Public Service Co. of Colorado
3.60%, 9/15/42	165,000	132,514
Public Service Electric & Gas Co.
3.60%, 12/1/47	86,000	67,233
Public Storage Operating Co.
5.35%, 8/1/53	15,000	15,095
Puget Sound Energy, Inc.
4.22%, 6/15/48	25,000	21,262
QUALCOMM, Inc.
4.50%, 5/20/52	25,000	22,096
Quest Diagnostics, Inc.
5.00%, 12/15/34	25,000	24,815
Radian Group, Inc.
4.88%, 3/15/27	25,000	24,864
Raymond James Financial, Inc.
4.65%, 4/1/30	25,000	25,138
Realty Income Corp.
3.00%, 1/15/27	5,000	4,844
3.95%, 8/15/27	5,000	4,940
4.90%, 7/15/33	45,000	44,607
Regency Centers LP
5.10%, 1/15/35	25,000	24,994
Republic Services, Inc.
6.20%, 3/1/40	50,000	55,211
Rockwell Automation, Inc.
4.20%, 3/1/49	13,000	11,323
Roper Technologies, Inc.
3.80%, 12/15/26	30,000	29,582
1.40%, 9/15/27	15,000	13,812
Royalty Pharma PLC
5.15%, 9/2/29	75,000	75,621
RTX Corp.
5.75%, 11/8/26	10,000	10,207
3.50%, 3/15/27	50,000	48,830
6.00%, 3/15/31	10,000	10,657
4.80%, 12/15/43	5,000	4,652
4.35%, 4/15/47	56,000	48,474
4.05%, 5/4/47	35,000	28,862
6.40%, 3/15/54	15,000	17,180
S&P Global, Inc.
2.90%, 3/1/32	70,000	62,319
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	25,000	25,281
5.00%, 3/15/27	12,000	12,059
4.20%, 3/15/28	75,000	73,926
Sabra Health Care LP
5.13%, 8/15/26	28,000	28,046
3.90%, 10/15/29	10,000	9,429
Salesforce, Inc.
2.70%, 7/15/41	25,000	18,425
3.05%, 7/15/61	25,000	16,403
San Diego Gas & Electric Co.
3.70%, 3/15/52	25,000	19,188
Sempra
5.40%, 8/1/26	25,000	25,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.00%, 2/1/48	$35,000	$28,131
Shell Finance US, Inc.
4.13%, 5/11/35	25,000	23,679
4.38%, 5/11/45	50,000	44,069
Shell International Finance BV
5.50%, 3/25/40	27,000	28,096
Sherwin-Williams Co.
2.95%, 8/15/29	10,000	9,282
4.50%, 6/1/47	5,000	4,421
3.80%, 8/15/49	5,000	3,908
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	2,000	1,956
Simon Property Group LP
3.30%, 1/15/26(b)	5,000	4,931
3.25%, 11/30/26	23,000	22,440
3.38%, 6/15/27	100,000	97,504
6.25%, 1/15/34	50,000	54,313
Sonoco Products Co.
5.00%, 9/1/34	30,000	29,346
Southern California Edison Co.
4.65%, 10/1/43	69,000	63,395
Southern California Gas Co.
2.95%, 4/15/27	25,000	24,134
5.75%, 6/1/53	25,000	26,337
Southern Co.
4.40%, 7/1/46	40,000	34,888
4.00%, 1/15/51, Series B, (4.00% fixed rate until 1/15/26; 5-year Constant Maturity Treasury Rate + 3.733% thereafter)(c)	100,000	98,237
Southern Co. Gas Capital Corp.
4.40%, 6/1/43	21,000	18,592
Southwest Airlines Co.
5.13%, 6/15/27	37,000	37,345
Southwestern Electric Power Co.
3.25%, 11/1/51	75,000	50,954
Spectra Energy Partners LP
4.50%, 3/15/45	50,000	42,957
Sprint Capital Corp.
6.88%, 11/15/28	50,000	53,760
Stanford Health Care
3.80%, 11/15/48, Series 2018	18,000	14,884
Starbucks Corp.
2.45%, 6/15/26	5,000	4,850
2.00%, 3/12/27	20,000	18,942
3.50%, 11/15/50	50,000	36,994
State Street Corp.
5.27%, 8/3/26	10,000	10,126
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	25,000	25,883
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter) (c)	75,000	73,314
Steel Dynamics, Inc.
3.45%, 4/15/30	90,000	84,386
Sutter Health
3.16%, 8/15/40, Series 20A	25,000	19,683
Synchrony Financial
3.70%, 8/4/26	5,000	4,892
Sysco Corp.
3.30%, 7/15/26	63,000	61,712
6.60%, 4/1/50	25,000	28,506
Tampa Electric Co.
4.45%, 6/15/49	60,000	52,230
Tapestry, Inc.
4.13%, 7/15/27	14,000	13,746
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,521
6.50%, 3/30/34	10,000	10,893
6.25%, 7/1/52	25,000	26,573
Target Corp.
4.00%, 7/1/42	35,000	30,592
Teledyne FLIR LLC
2.50%, 8/1/30	25,000	22,125
Texas Instruments, Inc.
4.15%, 5/15/48	64,000	55,121
Thermo Fisher Scientific, Inc.
5.00%, 12/5/26	50,000	50,521
4.95%, 11/21/32	50,000	50,750
5.09%, 8/10/33	10,000	10,197
Time Warner Cable LLC
6.75%, 6/15/39	15,500	15,754
5.88%, 11/15/40	50,000	46,339
TJX Cos., Inc.
3.88%, 4/15/30	20,000	19,358
T-Mobile USA, Inc.
5.38%, 4/15/27	60,000	60,267
4.95%, 3/15/28	50,000	50,462
4.80%, 7/15/28	10,000	10,040
3.38%, 4/15/29	50,000	47,311
5.20%, 1/15/33	50,000	50,707
5.75%, 1/15/34	10,000	10,515
5.80%, 9/15/62	100,000	103,459
Toll Brothers Finance Corp.
4.88%, 3/15/27	50,000	50,125
Toyota Motor Credit Corp.
5.00%, 3/19/27, Series B	50,000	50,633
3.05%, 1/11/28	15,000	14,393
4.55%, 8/9/29	100,000	100,035
5.55%, 11/20/30	10,000	10,448
TPG Operating Group II LP
5.88%, 3/5/34	50,000	52,613
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	45,000	43,899
Transcontinental Gas Pipe Line Co. LLC
4.45%, 8/1/42	15,000	13,422
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	15,575
4.30%, 8/25/45	50,000	43,986
2.55%, 4/27/50	10,000	6,319
Trinity Health Corp.
2.63%, 12/1/40, Series 2021	40,000	29,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Truist Financial Corp.
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(c)	$15,000	$15,273
1.13%, 8/3/27	56,000	51,135
3.88%, 3/19/29	65,000	62,586
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	15,665
Tucson Electric Power Co.
1.50%, 8/1/30	23,000	19,319
TWDC Enterprises 18 Corp.
3.70%, 12/1/42	5,000	4,130
3.00%, 7/30/46	48,000	34,174
Tyson Foods, Inc.
4.88%, 8/15/34	28,000	27,470
U.S. Bancorp
5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	115,000	120,452
UDR, Inc.
2.10%, 8/1/32	25,000	20,365
Union Electric Co.
2.95%, 6/15/27	18,000	17,349
5.13%, 3/15/55	25,000	24,354
Union Pacific Corp.
4.00%, 4/15/47	19,000	15,846
3.84%, 3/20/60	58,000	44,365
3.75%, 2/5/70	20,000	14,521
United Airlines Pass-Through Trust
5.80%, 1/15/36, Series 2023-1, Class A	58,659	60,495
United Parcel Service, Inc.
2.40%, 11/15/26	5,000	4,820
6.20%, 1/15/38	15,000	16,671
5.20%, 4/1/40	50,000	50,460
3.40%, 11/15/46	5,000	3,835
UnitedHealth Group, Inc.
3.10%, 3/15/26	34,000	33,508
4.25%, 1/15/29	100,000	99,258
3.75%, 10/15/47	40,000	31,731
4.45%, 12/15/48	15,000	13,217
5.38%, 4/15/54	50,000	50,127
5.63%, 7/15/54	30,000	31,203
5.20%, 4/15/63	60,000	58,023
University of Southern California
3.84%, 10/1/47, Series 2017	30,000	25,362
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	40,000	39,420
Ventas Realty LP
4.75%, 11/15/30	14,000	13,913
4.38%, 2/1/45	10,000	8,525
Verizon Communications, Inc.
4.02%, 12/3/29	20,000	19,427
1.68%, 10/30/30	66,000	55,568
5.05%, 5/9/33	10,000	10,141
4.50%, 8/10/33	80,000	77,481
2.88%, 11/20/50	85,000	55,493
2.99%, 10/30/56	40,000	25,387
3.00%, 11/20/60	57,000	35,429
Viatris, Inc.
2.70%, 6/22/30	10,000	8,787
3.85%, 6/22/40	30,000	23,428
4.00%, 6/22/50	25,000	18,013
Virginia Electric & Power Co.
5.30%, 8/15/33	50,000	51,258
Visa, Inc.
2.75%, 9/15/27	63,000	60,618
1.10%, 2/15/31	100,000	82,353
Vulcan Materials Co.
3.50%, 6/1/30	81,000	76,100
Walmart, Inc.
5.25%, 9/1/35	50,000	53,102
5.00%, 10/25/40	25,000	25,559
4.05%, 6/29/48	40,000	34,851
Walt Disney Co.
2.75%, 9/1/49	50,000	33,184
Warnermedia Holdings, Inc.
3.76%, 3/15/27	35,000	33,916
4.05%, 3/15/29	15,000	14,208
4.28%, 3/15/32	40,000	36,160
5.05%, 3/15/42	40,000	33,871
5.39%, 3/15/62	25,000	20,020
Washington University
3.52%, 4/15/54, Series 2022	39,000	30,181
Waste Management, Inc.
4.63%, 2/15/30	66,000	66,154
Wells Fargo & Co.
3.00%, 4/22/26	128,000	125,120
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	109,000	105,939
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	25,000	26,327
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	80,000	87,472
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	105,000	100,140
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(c)	50,000	44,899
Welltower OP LLC
4.25%, 4/1/26	28,000	27,831
4.25%, 4/15/28	40,000	39,499
2.75%, 1/15/31	25,000	22,244
Western Midstream Operating LP
6.35%, 1/15/29	50,000	52,272
Western Union Co.
2.75%, 3/15/31	75,000	64,738
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	36,000	35,121
Westlake Corp.
5.00%, 8/15/46	5,000	4,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Williams Cos., Inc.
7.50%, 1/15/31, Series A	$36,000	$40,505
6.30%, 4/15/40	10,000	10,830
5.75%, 6/24/44	50,000	50,944
Willis North America, Inc.
4.50%, 9/15/28	100,000	99,275
WRKCo, Inc.
3.90%, 6/1/28	50,000	48,630
WW Grainger, Inc.
4.45%, 9/15/34	25,000	24,529
Wyeth LLC
5.95%, 4/1/37	10,000	10,782
Xylem, Inc.
3.25%, 11/1/26	5,000	4,875
Total United States		27,764,173
TOTAL CORPORATE BONDS
(Cost: $33,389,991)		32,116,374
FOREIGN GOVERNMENT AGENCIES — 0.6%
Canada — 0.1%
Province of British Columbia
2.25%, 6/2/26	25,000	24,236
4.80%, 11/15/28	15,000	15,275
Province of New Brunswick
3.63%, 2/24/28	20,000	19,493
Province of Ontario
1.13%, 10/7/30	50,000	41,754
Province of Quebec
2.50%, 4/20/26	25,000	24,359
7.50%, 9/15/29	31,000	35,208
Total Canada		160,325
Germany — 0.3%
Kreditanstalt fuer Wiederaufbau
0.63%, 1/22/26	200,000	191,801
3.63%, 4/1/26	110,000	109,015
4.40%, 4/18/36(e)	50,000	30,460
Landwirtschaftliche Rentenbank
2.50%, 11/15/27, Series 37	26,000	24,801
Total Germany		356,077
Japan — 0.2%
Japan Bank for International Cooperation
4.63%, 7/19/28	200,000	201,897
Sweden — 0.0%
Svensk Exportkredit AB
5.18%, 5/11/37(e)	50,000	26,443
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $773,220)		744,742
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Chile — 0.1%
Chile Government International Bonds
3.50%, 1/25/50	200,000	147,851
Indonesia — 0.1%
Indonesia Government International Bonds
3.50%, 2/14/50	115,000	86,742
Mexico — 0.2%
Mexico Government International Bonds
6.75%, 9/27/34	25,000	26,205
4.28%, 8/14/41	245,000	190,312
Total Mexico		216,517
Panama — 0.1%
Panama Government International Bonds
6.70%, 1/26/36	175,000	173,289
Peru — 0.1%
Peru Government International Bonds
3.00%, 1/15/34	50,000	41,581
5.63%, 11/18/50	25,000	24,625
3.23%, 7/28/21	40,000	22,952
Total Peru		89,158
Philippines — 0.2%
Philippines Government International Bonds
5.00%, 7/17/33	200,000	200,630
Poland — 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27	100,000	102,547
4.88%, 10/4/33	75,000	74,028
Total Poland		176,575
Uruguay — 0.0%
Uruguay Government International Bonds
4.98%, 4/20/55	64,000	59,480
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,253,822)		1,150,242
SUPRANATIONAL BONDS — 1.4%
Asian Development Bank
0.50%, 2/4/26	225,000	215,259
2.50%, 11/2/27	20,000	19,093
4.50%, 8/25/28	80,000	80,894
4.13%, 1/12/34	75,000	74,260
Corp. Andina de Fomento
2.25%, 2/8/27	165,000	157,093
Council Of Europe Development Bank
3.75%, 5/25/26	60,000	59,513
European Investment Bank
4.38%, 3/19/27	300,000	301,379
4.38%, 10/10/31	100,000	101,033
3.75%, 2/14/33	50,000	48,464
Inter-American Development Bank
3.50%, 9/14/29	75,000	72,964
4.38%, 7/17/34(b)	75,000	75,529
International Bank for Reconstruction & Development
4.00%, 8/27/26	100,000	99,627
3.13%, 6/15/27	25,000	24,386
2.50%, 11/22/27	194,000	185,109
0.88%, 5/14/30	468,000	393,849
4.00%, 7/25/30	25,000	24,802
TOTAL SUPRANATIONAL BONDS
(Cost: $1,955,540)		1,933,254
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
United States — 1.4%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	75,000	68,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.18%, 2/15/55, Series 2022-BNK39, Class AS	$113,000	$98,086
2.14%, 3/15/63, Series 2020-BNK28, Class AS	100,000	84,829
Barclays Commercial Mortgage Trust
2.99%, 11/15/52, Series 2019-C5, Class ASB	98,251	94,815
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS*(c)	60,000	46,420
1.98%, 8/15/54, Series 2021-B28, Class ASB	75,000	66,973
3.79%, 4/15/55, Series 2022-B34, Class A5*(c)	50,000	45,512
4.59%, 5/15/55, Series 2022-B35, Class A5*(c)	30,000	28,597
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.67%, 3/25/26, Series K055, Class A2	49,885	48,712
3.43%, 1/25/27, Series K063, Class A2*(c)	20,000	19,599
3.25%, 11/25/27, Series K072, Class A1	39,351	38,554
4.57%, 12/25/28, Series K514, Class A2	100,000	100,173
3.69%, 1/25/29, Series K088, Class A2	115,000	111,910
5.18%, 3/25/29, Series K520, Class A2*(c)	65,000	66,632
2.52%, 10/25/29, Series K101, Class A2	50,000	45,930
2.54%, 10/25/29, Series K102, Class A2	60,000	55,152
2.35%, 11/25/31, Series K137, Class A2*(c)	35,000	30,550
3.00%, 6/25/32, Series K147, Class A2*(c)	60,000	54,288
4.35%, 1/25/33, Series K154, Class A2*(c)	75,000	74,107
4.20%, 5/25/33, Series K157, Class A2	50,000	48,840
1.24%, 1/25/35, Series K1516, Class A1	83,245	68,065
Federal National Mortgage Association-Aces
2.49%, 5/25/26, Series 2016-M6, Class A2	43,034	41,780
2.55%, 12/25/26, Series 2017-M3, Class A2*(c)	32,307	31,127
3.16%, 3/25/28, Series 2018-M4, Class A2*(c)	17,866	17,193
3.66%, 9/25/28, Series 2019-M1, Class A2*(c)	20,897	20,322
3.61%, 2/25/31, Series 2019-M4, Class A2	4,171	3,959
1.76%, 11/25/31, Series 2022-M3, Class A2*(c)	50,000	41,632
3.89%, 9/25/32, Series 2023-M4, Class A2*(c)	50,000	47,650
Morgan Stanley Bank of America Merrill Lynch Trust
3.60%, 5/15/50, Series 2017-C33, Class A5	90,000	87,615
Morgan Stanley Capital I Trust
3.52%, 7/15/52, Series 2019-H7, Class AS	100,000	91,692
2.44%, 6/15/54, Series 2021-L6, Class A4*(c)	50,000	42,920
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	48,648
4.07%, 12/15/51, Series 2018-C15, Class A3	17,669	17,097
Wells Fargo Commercial Mortgage Trust
3.64%, 3/15/50, Series 2017-RB1, Class A5	68,000	64,981
2.40%, 7/15/53, Series 2020-C58, Class AS	100,000	83,542
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $2,096,581)		1,936,139
MUNICIPAL BONDS — 0.7%
United States — 0.7%
California Earthquake Authority
5.60%, 7/1/27, Series A	150,000	150,920
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series B	48,515	55,075
City of Houston
3.96%, 3/1/47	50,000	44,371
Commonwealth of Massachusetts
4.11%, 7/15/31, Series B	59,402	58,465
Dallas Fort Worth International Airport
4.51%, 11/1/51, Series A	100,000	92,257
Louisiana Local Government Environmental Facilities & Community Development Authority
3.62%, 2/1/29, Series A	57,335	56,367
New York City Municipal Water Finance Authority
5.44%, 6/15/43, Series AA	50,000	50,219
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	106,512
4.81%, 10/15/65, Series 192	25,000	24,043
Port of Morrow
2.54%, 9/1/40, Series 1	20,000	15,219
Sales Tax Securitization Corp.
3.82%, 1/1/48, Series B	50,000	42,453
State of California
7.55%, 4/1/39	90,000	110,360
State of Mississippi
5.25%, 11/1/34, Series F	75,000	76,000
Texas Department of Transportation State Highway Fund
5.18%, 4/1/30, Series B-BUILD	50,000	50,514
University of California
3.35%, 7/1/29, Series BD	10,000	9,613
University of Michigan
3.50%, 4/1/52, Series A	50,000	39,853
TOTAL MUNICIPAL BONDS
(Cost: $1,129,436)		982,241
ASSET-BACKED SECURITIES — 0.4%
United States — 0.4%
BMW Vehicle Lease Trust
5.98%, 2/25/27, Series 2023-2, Class A4	100,000	101,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Chase Issuance Trust
4.63%, 1/15/31, Series 2024-A2, Class A	$100,000	$100,901
GM Financial Consumer Automobile Receivables Trust
4.86%, 6/18/29, Series 2024-1, Class A4	125,000	126,305
Toyota Auto Receivables Owner Trust
4.71%, 2/15/28, Series 2023-B, Class A3	50,000	50,102
Verizon Master Trust
3.67%, 1/22/29, Series 2022-6, Class A	100,000	99,350
World Omni Auto Receivables Trust
5.27%, 9/17/29, Series 2024-B, Class A3	100,000	101,578
TOTAL ASSET-BACKED SECURITIES
(Cost: $575,313)		579,781
REPURCHASE AGREEMENT — 0.9%
United States — 0.9%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/24 (tri-party custodian: The Bank of New York Mellon Corp.), 4.58% due 12/2/24; Proceeds at maturity – $1,130,431 (fully collateralized by Government National Mortgage Association, 4.50%-6.50% due 2/20/54-3/20/54; Market value including accrued interest – $1,187,137)
(Cost: $1,130,000)	1,130,000	1,130,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.1%
United States — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(f)
(Cost: $1,481,960)	1,481,960	1,481,960
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS — 102.4%
(Cost: $140,348,626)		135,971,984
TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS — (0.1)%
Uniform Mortgage-Backed Securities — (0.1)%
3.00%, 12/15/39(a)	(50,000)	(47,097)
3.50%, 12/15/39(a)	(25,000)	(23,957)
1.50%, 1/15/40(a)	(25,000)	(21,847)
3.00%, 1/15/40(a)	(50,000)	(47,125)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $139,584)		(140,026)
Other Liabilities less Assets — (2.3)%		(3,060,787)
NET ASSETS — 100.0%		$132,771,171

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(b)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,445,212 and the total market value of the collateral held by the Fund was $1,481,960.
(c)	Rate shown reflects the accrual rate as of November 30, 2024 on securities with variable or step rates
(d)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2024.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	164	3/31/25	$(33,801,937)	$(73,887)
5 Year U.S. Treasury Note	682	3/31/25	(73,384,266)	(369,316)
U.S. Treasury Ultra Long Term Bond	68	3/20/25	(8,648,750)	(296,888)
Ultra 10 Year U.S. Treasury Note	325	3/20/25	(37,308,984)	(306,346)
			$(153,143,937)	$(1,046,437)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$35,270,941	$–	$35,270,941
U.S. Government Obligations	–	58,646,310	–	58,646,310
Corporate Bonds	–	32,116,374	–	32,116,374
Foreign Government Agencies	–	744,742	–	744,742
Foreign Government Obligations	–	1,150,242	–	1,150,242
Supranational Bonds	–	1,933,254	–	1,933,254
Commercial Mortgage-Backed Securities	–	1,936,139	–	1,936,139
Municipal Bonds	–	982,241	–	982,241
Asset-Backed Securities	–	579,781	–	579,781
Repurchase Agreement	–	1,130,000	–	1,130,000
Investment of Cash Collateral for Securities Loaned	–	1,481,960	–	1,481,960
Total Investments in Securities	$–	$135,971,984	$–	$135,971,984
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$–	$(140,026)	$–	$(140,026)
Financial Derivative Instruments
Futures Contracts[1]	$(1,046,437)	$–	$–	$(1,046,437)
Total - Net	$(1,046,437)	$135,831,958	$–	$134,785,521

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2024

Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 1.9%
Cayman Islands — 1.9%
LCM 28 Ltd.
7.03%, 10/20/30, Series 28A, Class C, (7.029% fixed rate until 10/20/24; 3-month Secured Overnight Financing Rate + 2.412% thereafter)(a)(b)	$400,000	$400,426
LCM XVIII LP
6.73%, 4/20/31, Series 18A, Class CR, (6.729% fixed rate until 10/20/24; 3-month Secured Overnight Financing Rate + 2.112% thereafter)(a)(b)	300,000	300,508
Sound Point CLO XXIX Ltd.
7.19%, 4/25/34, Series 2021-1A, Class C1, (7.187% fixed rate until 10/25/24; 3-month Secured Overnight Financing Rate + 2.562% thereafter)(a)(b)	300,000	300,312
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost: $982,612)		1,001,246
COLLATERALIZED MORTGAGE OBLIGATIONS — 31.9%
Chase Home Lending Mortgage Trust
6.50%, 1/25/55, Series 2024-1, Class A9*(a)(b)	342,052	344,580
CIM Trust
2.50%, 4/25/51, Series 2021-J2, Class A19*(a)(b)	283,767	231,384
Federal Home Loan Mortgage Corp. REMICs
4.50%, 7/15/25, Series 3000, Class BC	1,049	1,044
4.00%, 5/15/28, Series 4669, Class EV	144,654	143,874
6.00%, 7/15/29, Series 2175, Class TH	17,210	17,397
6.00%, 5/15/32, Series 2448, Class ZQ	25,263	25,597
3.00%, 8/15/32, Series 4092, Class AY	200,000	189,352
6.00%, 8/15/32, Series 2485, Class WG	11,679	12,084
5.50%, 11/15/32, Series 2519, Class ZD	54,627	55,421
5.50%, 11/15/32, Series 2520, Class PH	81,925	84,039
5.37%, 6/15/34, Series 2812, Class MF*(b)	100,456	99,962
5.50%, 6/15/34, Series 2810, Class ME	19,753	20,321
5.50%, 9/15/34, Series 2861, Class Z	166,353	168,755
5.00%, 11/15/34, Series 2893, Class PE	131,890	133,540
6.00%, 11/15/36, Series 3244, Class LZ	147	146
5.00%, 4/15/40, Series 3658, Class CZ, PIK	358,519	355,524
4.50%, 9/15/40, Series 3726, Class QZ	468,876	462,617
4.00%, 1/15/41, Series 4179, Class AZ	349,011	337,150
3.50%, 5/15/41, Series 4229, Class MA	108,741	105,900
3.00%, 12/15/41, Series 4273, Class GM	40,897	39,345
4.00%, 5/15/42, Series 4048, Class CE	150,000	140,826
3.00%, 11/15/42, Series 4136, Class ZG, PIK	997,058	898,648
3.00%, 5/15/43, Series 4322, Class DJ	32,595	31,808
4.50%, 12/15/43, Series 4283, Class EW*(b)	227,656	223,225
3.00%, 6/15/44, Series 4483, Class CA	130,171	124,092
2.25%, 8/15/44, Series 4406, Class AC	55,824	49,203
3.50%, 9/15/46, Series 4774, Class LP	213,739	206,653
3.00%, 4/25/49, Series 4908, Class BD	281,183	250,892
5.00%, 11/25/50, Series 5058, Class BC, REMIC	277,280	273,546
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2*(a)(b)	547,845	507,550
4.00%, 8/25/56, Series 2017-2, Class M1*(a)(b)	323,762	321,449
4.75%, 5/25/57, Series 2018-1, Class M*(b)	208,467	203,189
3.00%, 8/25/57, Series 2018-3, Class HT	123,939	106,874
2.50%, 5/25/60, Series 2020-3, Class M5TU	341,973	299,827
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.50%, 12/25/46, Series 2017-SC01, Class 2A	307,112	269,467
Federal National Mortgage Association REMICs
3.50%, 8/25/26, Series 2011-80, Class HE	34,321	33,963
2.00%, 11/25/30, Series 2015-93, Class AD	58,605	56,622
6.50%, 10/25/31, Series 2001-52, Class YZ	14,481	14,990
3.00%, 6/25/33, Series 2014-36, Class QA	22,384	21,928
4.00%, 8/25/33, Series 2014-58, Class VM	32,709	32,546
4.50%, 10/25/34, Series 2004-75, Class ZG	4,167	4,136
5.10%, 5/25/35, Series 2005-40, Class FB*(b)	34,344	34,193
4.75%, 8/25/35, Series 2005-80, Class SZ, PIK	124,536	121,869
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	221,249	234,597
4.50%, 10/25/36, Series 2009-19, Class PW	132,598	131,592
5.10%, 12/25/36, Series 2006-120, Class PF*(b)	31,438	31,080
5.50%, 2/25/37, Series 2007-6, Class PA	53,132	53,296
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	289,886	272,004
5.00%, 4/25/37, Series 2007-26, Class JZ	137,424	138,847
5.00%, 3/25/38, Series 2008-16, Class EA	4,823	4,782
6.00%, 8/25/39, Series 2009-62, Class Z	245,644	257,020
5.00%, 11/25/39, Series 2009-89, Class PH	106,580	108,235
3.50%, 5/25/40, Series 2010-43, Class MC	72,730	71,566
5.00%, 7/25/40, Series 2010-80, Class PZ	193,809	195,565
5.00%, 9/25/40, Series 2010-102, Class PN	585,640	591,060
3.00%, 2/25/41, Series 2011-134, Class NJ	25,865	25,287
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	14,481	12,376
5.00%, 6/25/41, Series 2011-52, Class GB	476,216	483,482
5.25%, 9/25/41, Series 2011-84, Class PZ	256,975	259,287
1.75%, 6/25/42, Series 2013-37, Class JA	84,911	81,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2024

Investments	Principal Amount	Value
2.50%, 11/25/42, Series 2012-152, Class TB	$231,000	$189,997
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	82,465	69,127
3.00%, 3/25/44, Series 2015-42, Class CA	144,328	136,953
3.00%, 3/25/46, Series 2016-9, Class D	120,278	109,383
2.50%, 9/25/46, Series 2016-63, Class CA	33,319	25,099
Flagstar Mortgage Trust
2.50%, 9/25/51, Series 2021-8INV, Class A6*(a)(b)	462,626	408,882
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	104,525	104,028
5.00%, 4/20/34, Series 2004-31, Class ZB	121,557	120,824
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	154,558
5.50%, 4/20/37, Series 2007-24, Class PC	18,379	18,398
5.50%, 5/20/38, Series 2008-42, Class QB	42,395	43,285
2.00%, 8/20/39, Series 2011-52, Class KY	31,942	30,640
6.00%, 8/20/39, Series 2009-64, Class KZ, PIK	435,941	469,165
4.50%, 9/16/40, Series 2010-125, Class BZ	177,085	176,706
3.00%, 7/16/41, Series 2011-135, Class WH	204,777	179,330
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	120,258
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	688,975	646,140
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	227,602
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	350,952	300,621
GS Mortgage-Backed Securities Trust
2.50%, 1/25/52, Series 2021-PJ8, Class A8*(a)(b)	439,704	387,236
JP Morgan Mortgage Trust
3.58%, 5/25/45, Series 2015-3, Class B3*(a)(b)	85,069	78,746
2.94%, 7/25/51, Series 2021-3, Class B1*(a)(b)	213,933	177,908
2.50%, 8/25/52, Series 2022-2, Class A25A*(a)(b)	380,471	308,451
Mello Mortgage Capital Acceptance
2.50%, 8/25/51, Series 2021-INV2, Class A3*(a)(b)	5,346	4,389
OBX Trust
5.93%, 11/25/63, Series 2024-NQM1, Class A1*(a)(b)	294,363	296,277
6.18%, 5/25/64, Series 2024-NQM10, Class A1*(a)(b)	360,118	364,103
Provident Funding Mortgage Trust
3.24%, 2/25/50, Series 2020-1, Class B1*(a)(b)	356,106	306,331
Rate Mortgage Trust
3.00%, 1/25/52, Series 2022-J1, Class A19*(a)(b)	646,305	548,809
RCKT Mortgage Trust
3.00%, 2/25/50, Series 2020-1, Class A13*(a)(b)	110,236	94,976
Seasoned Loans Structured Transaction
3.50%, 6/25/28, Series 2018-1, Class A1	241,491	232,610
Seasoned Loans Structured Transaction Trust
2.75%, 11/25/29, Series 2019-3, Class A2C	85,000	77,446
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1*(a)(b)	107,587	100,564
6.00%, 4/25/54, Series 2024-3, Class A19*(a)(b)	325,264	325,258
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $17,900,922)		16,841,258
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.2%
United States — 5.2%
Benchmark Mortgage Trust
3.67%, 1/15/51, Series 2018-B1, Class A5*(b)	400,000	384,594
2.50%, 12/15/62, Series 2019-B14, Class D(a)	380,000	243,483
Cantor Commercial Real Estate Lending
2.50%, 1/15/53, Series 2019-CF3, Class D*(a)(b)	250,000	166,619
CFCRE Commercial Mortgage Trust
4.20%, 6/15/50, Series 2017-C8, Class B*(b)	300,000	280,637
CSAIL Commercial Mortgage Trust
5.04%, 11/15/51, Series 2018-C14, Class B*(b)	250,000	231,498
Federal Home Loan Mortgage Corp. Multiclass Certificates
1.77%, 9/25/45, Series 2021-P011, Class X1*(b)(c)	395,311	44,911
GS Mortgage Securities Trust
2.01%, 12/12/53, Series 2020-GSA2, Class A5	400,000	333,647
HIT Trust
7.80%, 7/15/39, Series 2022-HI32, Class B*(a)(b)	387,656	388,840
Washington State Housing Finance Commission
0.73%, 12/20/35, Series 2021-1, Class X*(b)(c)	5,976,593	250,001
Wells Fargo Commercial Mortgage Trust
4.59%, 1/15/60, Series 2017-RC1, Class C	250,000	233,769
WFRBS Commercial Mortgage Trust
4.23%, 8/15/47, Series 2014-C21, Class C*(b)	200,000	184,744
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $2,871,920)		2,742,743
U.S. GOVERNMENT AGENCIES — 58.2%
Federal Home Loan Mortgage Corp. — 4.6%
4.00%, 1/1/42	172,978	165,600
3.50%, 8/1/46	220,785	203,792
3.50%, 9/1/47	242,943	224,029
2.00%, 9/1/51	405,370	334,644
2.00%, 1/1/52	850,888	693,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2024

Investments	Principal Amount	Value
2.50%, 2/1/52	$429,556	$363,669
2.50%, 2/1/52	532,943	451,165
Total Federal Home Loan Mortgage Corp.		2,436,620
Federal National Mortgage Association — 37.7%
4.00%, 11/1/43	227,303	218,097
4.00%, 5/1/47	175,210	166,860
4.00%, 12/1/47	171,121	162,875
2.50%, 11/1/50	416,259	355,266
2.00%, 12/1/51	463,143	372,317
2.50%, 12/1/51	643,749	547,056
2.00%, 1/1/52	1,908,487	1,531,279
2.50%, 2/1/52	778,717	654,483
2.00%, 3/1/52	3,243,264	2,604,155
2.50%, 4/1/52	1,202,849	1,010,923
3.00%, 5/1/52	1,835,537	1,612,142
2.50%, 6/1/52	1,759,413	1,476,788
3.50%, 7/1/52	1,135,936	1,031,267
3.50%, 9/1/52	1,379,978	1,252,601
4.50%, 9/1/52	945,919	910,093
5.00%, 9/1/52	1,324,920	1,304,609
3.00%, 10/1/52	1,180,541	1,030,809
4.00%, 1/1/53	1,077,429	1,009,771
5.50%, 6/1/53	964,972	964,880
5.50%, 9/1/54	1,367,872	1,366,910
4.00%, 4/1/55	345,361	325,249
4.50%, 6/1/56	59,310	57,555
Total Federal National Mortgage Association		19,965,985
Government National Mortgage Association — 15.9%
3.00%, 8/20/44	7,913	7,158
3.00%, 12/20/44	378,326	342,226
3.00%, 3/20/45	140,707	127,281
3.00%, 4/20/45	298,237	269,604
3.00%, 7/20/45	33,569	30,169
3.50%, 7/20/47	301,968	279,655
4.50%, 8/20/47	294,324	288,564
3.50%, 12/20/47	276,601	255,749
4.50%, 5/20/49	48,903	47,742
2.50%, 6/20/51	728,289	623,340
2.50%, 9/20/51	1,719,170	1,470,247
2.00%, 10/20/51	2,334,086	1,920,079
2.00%, 12/20/51	463,631	381,392
4.00%, 10/20/52	184,755	173,861
5.50%, 2/20/54	468,812	472,123
5.50%, 1/15/55(d)	1,700,000	1,700,422
Total Government National Mortgage Association		8,389,612
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $30,922,223)		30,792,217
ASSET-BACKED SECURITIES — 1.5%
United States — 1.5%
GM Financial Consumer Automobile Receivables Trust
5.71%, 2/16/29, Series 2023-4, Class A4	385,000	396,036
Tesla Auto Lease Trust
4.82%, 10/20/27, Series 2024-B, Class A3(a)	400,000	399,433
TOTAL ASSET-BACKED SECURITIES
(Cost: $800,408)		795,469
	Shares
MUTUAL FUND — 4.2%
United States — 4.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(e)
(Cost: $2,231,347)	2,231,347	$2,231,347
TOTAL INVESTMENTS IN SECURITIES — 102.9% (Cost: $55,709,432)		54,404,280
Other Liabilities less Assets — (2.9)%		(1,524,627)
NET ASSETS — 100.0%		$52,879,653

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown reflects the accrual rate as of November 30, 2024 on securities with variable or step rates.
(c)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(e)	Rate shown represents annualized 7-day yield as of November 30, 2024.

ABBREVIATIONS:
PIK	Payment In Kind
REMICs	Real Estate Mortgage Investment Conduits

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Mortgage Plus Bond Fund (MTGP)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	4	3/31/25	$824,438	$2,368
5 Year U.S. Treasury Note	11	3/31/25	1,183,617	9,705
10 Year U.S. Treasury Note	5	3/20/25	555,937	1,818
U.S. Treasury Long Bond	1	3/20/25	119,500	3,212
U.S. Treasury Ultra Long Term Bond	1	3/20/25	127,188	4,896
			$2,810,680	$21,999

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$–	$1,001,246	$–	$1,001,246
Collateralized Mortgage Obligations	–	16,841,258	–	16,841,258
Commercial Mortgage-Backed Securities	–	2,742,743	–	2,742,743
U.S. Government Agencies	–	30,792,217	–	30,792,217
Asset-Backed Securities	–	795,469	–	795,469
Mutual Fund	–	2,231,347	–	2,231,347
Total Investments in Securities	$–	$54,404,280	$–	$54,404,280
Financial Derivative Instruments
Futures Contracts[1]	$21,999	$–	$–	$21,999
Total - Net	$21,999	$54,404,280	$–	$54,426,279

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 18.1%
Federal Agricultural Mortgage Corp. — 0.1%
3.88%, 9/3/26	$800,000	$793,313
Federal Farm Credit Bank — 0.5%
2.20%, 2/23/27	705,000	672,585
4.50%, 7/8/27	140,000	141,144
3.50%, 9/10/29	700,000	681,209
2.38%, 3/16/32	2,062,000	1,813,232
2.90%, 4/12/32	631,000	574,360
3.50%, 9/1/32	1,237,000	1,169,169
3.40%, 4/25/34	1,650,000	1,518,348
3.55%, 1/11/39	730,000	644,569
Total Federal Farm Credit Bank		7,214,616
Federal Home Loan Bank — 0.8%
1.10%, 8/20/26	1,930,000	1,829,749
4.00%, 10/9/26	250,000	249,345
0.92%, 2/26/27	230,000	213,697
2.00%, 12/14/29	120,000	108,559
4.75%, 3/14/31	680,000	696,746
3.50%, 6/11/32	825,000	781,087
4.75%, 3/10/34	1,000,000	1,026,839
5.63%, 3/14/36	5,380,000	5,913,742
3.63%, 6/22/43	55,000	46,015
Total Federal Home Loan Bank		10,865,779
Federal Home Loan Mortgage Corp. — 2.1%
1.50%, 2/12/25	580,000	576,593
0.38%, 7/21/25	417,000	406,547
6.75%, 9/15/29	685,000	764,222
6.25%, 7/15/32	713,000	808,337
4.50%, 8/1/41	270,688	267,543
6.40%, 2/1/42(a)	142,563	144,918
3.00%, 4/1/45	989,488	892,914
3.00%, 4/1/45	992,045	896,671
4.00%, 11/1/45	1,382,135	1,322,989
3.50%, 12/1/46	1,317,171	1,220,236
3.50%, 12/1/47	692,565	641,364
3.50%, 3/1/48	2,011,635	1,863,611
4.50%, 7/1/48	225,575	220,397
2.00%, 5/1/51	321,088	259,424
2.00%, 1/1/52	3,334,530	2,722,074
3.00%, 1/1/52	1,453,896	1,291,622
2.50%, 2/1/52	608,714	515,621
2.50%, 2/1/52	708,683	600,521
2.50%, 2/1/52	1,508,588	1,275,611
2.50%, 3/1/52	992,223	839,014
2.50%, 3/1/52	1,337,476	1,130,435
2.50%, 4/1/52	2,434,192	2,058,180
3.50%, 5/1/52	2,401,024	2,192,458
3.00%, 7/1/52	6,565,866	5,739,623
Total Federal Home Loan Mortgage Corp.		28,650,925
Federal National Mortgage Association — 9.6%
2.50%, 9/1/27	346,928	337,998
7.13%, 1/15/30	1,528,000	1,739,171
2.50%, 6/1/30	505,603	483,933
2.50%, 7/1/30	276,759	264,380
3.00%, 9/1/30	291,993	281,813
6.63%, 11/15/30	983,000	1,110,122
2.50%, 7/1/36	1,306,993	1,205,467
2.00%, 12/1/36	4,913,695	4,418,641
2.00%, 4/1/37	2,356,372	2,113,992
5.63%, 7/15/37(b)	2,608,000	2,901,346
3.00%, 10/1/37	1,812,218	1,707,712
5.00%, 4/1/39	433,380	434,858
2.00%, 11/1/40	3,523,969	3,024,664
4.00%, 11/1/40	1,738,711	1,677,750
4.00%, 12/1/40	226,653	218,687
4.00%, 2/1/41	309,111	298,273
4.50%, 6/1/41	473,111	466,978
4.50%, 7/1/41	518,825	512,099
4.50%, 8/1/41	191,930	189,442
4.00%, 11/1/41	184,168	177,558
5.00%, 5/1/42	182,687	184,966
3.50%, 10/1/42	691,377	645,492
3.50%, 10/1/42	1,087,320	1,008,401
3.00%, 7/1/43	1,579,316	1,431,871
3.00%, 9/1/43	724,802	657,134
4.00%, 6/1/45	1,245,633	1,190,798
4.00%, 7/1/45	394,963	378,548
4.00%, 7/1/45	416,695	399,951
3.50%, 1/1/46	841,678	782,137
3.50%, 2/1/46	611,175	567,940
3.50%, 2/1/46	1,260,655	1,171,475
4.00%, 2/1/46	420,409	401,924
3.00%, 8/1/46	337,965	304,136
4.00%, 2/1/48	718,930	683,373
2.50%, 6/1/50	3,561,839	3,045,296
2.50%, 7/1/50	3,097,481	2,622,020
2.50%, 8/1/50	4,317,176	3,687,084
2.00%, 5/1/51	2,493,615	2,038,702
2.50%, 5/1/51	1,277,000	1,085,858
2.50%, 6/1/51	4,733,279	3,989,615
2.50%, 9/1/51	638,636	541,035
2.00%, 10/1/51	3,401,507	2,740,228
2.00%, 11/1/51	4,719,810	3,854,220
2.00%, 12/1/51	2,905,171	2,338,580
2.50%, 12/1/51	3,008,639	2,561,332
2.50%, 1/1/52	3,377,393	2,862,359
2.00%, 2/1/52	891,685	717,782
2.00%, 2/1/52	980,673	798,474
2.00%, 2/1/52	2,044,182	1,661,776
2.00%, 2/1/52	2,188,473	1,781,876
2.00%, 2/1/52	3,793,350	3,089,568
2.00%, 2/1/52	4,319,018	3,522,918
2.00%, 2/1/52	5,131,728	4,170,139
2.50%, 2/1/52	1,214,963	1,030,504
2.50%, 2/1/52	3,548,601	2,990,256
3.50%, 2/1/52	640,957	587,718
2.00%, 3/1/52	1,086,407	881,322
2.00%, 3/1/52	1,376,020	1,113,425
2.50%, 3/1/52	3,817,555	3,238,945
3.50%, 3/1/52	511,355	469,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
2.00%, 4/1/52	$1,789,706	$1,457,196
3.50%, 6/1/52	1,296,583	1,177,932
3.00%, 7/1/52	2,425,520	2,120,295
4.00%, 8/1/52	2,808,082	2,633,169
4.50%, 8/1/52	1,972,816	1,910,086
5.00%, 9/1/52	2,815,454	2,771,949
4.50%, 10/1/52	3,050,789	2,936,282
5.00%, 5/1/53	3,359,459	3,298,111
6.00%, 5/1/53	621,516	629,166
5.50%, 8/1/53	6,206,269	6,201,761
6.00%, 9/1/53	4,220,695	4,272,651
6.50%, 10/1/53	4,048,556	4,145,782
4.00%, 4/1/54	3,196,242	2,993,576
Total Federal National Mortgage Association		127,341,430
Government National Mortgage Association — 3.3%
4.50%, 6/20/41	216,885	215,246
4.50%, 7/20/41	352,011	349,349
4.50%, 10/20/41	448,200	444,812
4.00%, 10/20/43	693,322	668,414
4.00%, 3/20/46	362,529	345,935
4.00%, 3/20/46	578,896	552,397
3.50%, 3/20/47	3,159,268	2,928,317
3.50%, 9/20/47	1,098,393	1,015,954
3.50%, 1/20/48	576,704	534,546
4.50%, 1/20/50	559,954	547,627
2.00%, 1/20/51	1,038,435	856,704
2.00%, 2/20/51	2,404,607	1,984,336
2.50%, 3/20/51	1,058,078	907,529
2.50%, 5/20/51	1,642,352	1,408,162
2.50%, 8/20/51	1,515,650	1,298,823
2.50%, 10/20/51	1,547,691	1,325,801
3.00%, 10/20/51	1,062,170	933,909
3.00%, 10/20/51	1,714,816	1,524,425
3.00%, 11/20/51	2,398,795	2,109,131
3.00%, 12/20/51	1,547,233	1,374,970
2.50%, 4/20/52	1,682,788	1,440,957
4.50%, 7/20/52	593,224	573,898
5.50%, 1/20/53	1,458,277	1,464,275
5.50%, 4/20/53	293,264	294,243
5.00%, 5/20/53	2,183,599	2,155,989
6.00%, 8/20/53	1,241,256	1,258,047
6.50%, 10/20/53	889,562	905,116
5.00%, 4/20/54	2,016,773	1,989,087
5.50%, 9/20/54	4,496,956	4,507,085
6.00%, 9/20/54	7,396,596	7,483,692
Total Government National Mortgage Association		43,398,776
Tennessee Valley Authority — 1.5%
0.75%, 5/15/25	159,000	156,352
3.88%, 3/15/28(b)	1,670,000	1,658,205
7.13%, 5/1/30	2,062,000	2,351,636
1.50%, 9/15/31	50,000	41,996
5.88%, 4/1/36	310,000	348,869
5.47%, 3/15/37(c)	1,698,000	919,061
5.25%, 9/15/39(b)	370,000	394,206
5.38%, 1/15/42(c)	800,000	326,970
3.50%, 12/15/42(b)	10,010,000	8,534,819
4.25%, 9/15/52	3,049,000	2,762,935
5.38%, 4/1/56	650,000	698,483
4.63%, 9/15/60	400,000	381,876
4.25%, 9/15/65	859,000	757,473
Total Tennessee Valley Authority		19,332,881
Uniform Mortgage-Backed Securities — 0.2%
2.00%, 1/15/55(d)	3,538,000	2,842,963
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $244,237,258)		240,440,683
U.S. GOVERNMENT OBLIGATIONS — 27.8%
U.S. Treasury Bonds — 5.1%
5.00%, 5/15/37	14,900	16,065
4.50%, 5/15/38	15,600	16,007
3.88%, 8/15/40	325,300	307,942
1.88%, 2/15/41	71,745,600	50,692,751
4.38%, 5/15/41	15,800	15,832
4.50%, 2/15/44	485,000	487,425
4.63%, 5/15/44	414,900	423,587
4.63%, 11/15/44	8,118,900	8,304,588
3.38%, 11/15/48	5,000,000	4,160,547
4.63%, 5/15/54	966,100	1,006,404
4.25%, 8/15/54	2,625,800	2,574,310
Total U.S. Treasury Bonds		68,005,458
U.S. Treasury Notes — 22.7%
4.13%, 1/31/25	3,127,000	3,124,862
4.63%, 2/28/25	1,560,000	1,560,366
3.88%, 3/31/25	737,500	736,146
3.88%, 4/30/25	346,300	345,529
4.25%, 5/31/25	146,600	146,483
2.88%, 6/15/25	2,112,900	2,096,310
3.00%, 7/15/25	252,300	250,250
5.00%, 8/31/25	435,600	437,344
0.25%, 10/31/25	43,092,000	41,512,241
5.00%, 10/31/25	69,400	69,776
4.88%, 11/30/25	22,400	22,511
4.25%, 12/31/25	26,000	25,972
3.88%, 1/15/26	1,554,400	1,547,235
0.38%, 1/31/26	181,338,800	173,277,724
4.00%, 2/15/26	2,445,500	2,437,285
4.63%, 3/15/26	1,376,800	1,382,662
4.50%, 3/31/26	294,000	294,838
3.75%, 4/15/26	1,505,400	1,495,256
3.63%, 5/15/26	161,000	159,616
4.13%, 6/15/26	86,500	86,363
4.50%, 7/15/26	103,900	104,344
4.38%, 7/31/26	1,984,000	1,988,999
4.38%, 8/15/26	268,800	269,561
3.75%, 8/31/26	642,300	637,382
4.63%, 9/15/26	259,100	260,983
4.13%, 10/31/26(b)	7,241,000	7,233,504
2.00%, 11/15/26	443,500	425,708
4.63%, 11/15/26	26,800	27,025
1.25%, 11/30/26	630,200	595,330
1.50%, 1/31/27	2,334,200	2,207,096
4.13%, 2/15/27	622,500	622,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
4.25%, 3/15/27	$345,500	$346,296
4.63%, 6/15/27	110,000	111,341
3.75%, 8/15/27	3,000,000	2,972,695
3.38%, 9/15/27	1,320,000	1,295,147
3.88%, 10/15/27	1,000,000	993,984
4.13%, 11/15/27	6,109,000	6,114,489
3.50%, 1/31/28	1,468,600	1,442,555
4.00%, 2/29/28	1,349,500	1,345,125
3.63%, 3/31/28	2,144,600	2,113,269
3.50%, 4/30/28	1,146,500	1,124,869
3.63%, 5/31/28	606,200	597,036
2.88%, 8/15/28	10,800	10,344
4.38%, 8/31/28	457,200	461,486
4.88%, 10/31/28	741,700	762,473
4.38%, 11/30/28	321,500	324,853
3.75%, 12/31/28	214,300	211,521
4.13%, 3/31/29	497,000	497,563
3.25%, 6/30/29	18,800	18,145
4.00%, 7/31/29	1,199,900	1,196,291
3.63%, 8/31/29	143,000	140,302
3.50%, 9/30/29	403,300	393,422
4.13%, 10/31/29	33,500	33,594
3.63%, 3/31/30	68,300	66,819
3.50%, 4/30/30	78,300	76,113
3.75%, 5/31/30	150,000	147,551
4.00%, 7/31/30	211,400	210,442
0.63%, 8/15/30	35,760,000	29,506,191
4.13%, 3/31/31	94,000	94,088
1.63%, 5/15/31	20,500	17,641
4.13%, 7/31/31	888,200	888,963
3.75%, 8/31/31	142,000	138,983
3.63%, 9/30/31	396,800	385,454
4.13%, 11/15/32	25,400	25,408
3.50%, 2/15/33	164,900	157,544
3.88%, 8/15/33	934,600	915,178
4.50%, 11/15/33	179,900	184,384
4.38%, 5/15/34	1,201,100	1,219,867
3.88%, 8/15/34	529,400	516,868
Total U.S. Treasury Notes		302,439,033
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $365,043,172)		370,444,491
CORPORATE BONDS — 41.0%
Argentina — 0.0%
YPF SA
9.00%, 6/30/29(a)(e)	178,000	184,564
Australia — 0.5%
AngloGold Ashanti Holdings PLC
6.50%, 4/15/40	55,000	56,170
Australia & New Zealand Banking Group Ltd.
5.73%, 9/18/34, (5.731% fixed rate until 9/18/29; 5-year Constant Maturity Treasury Rate + 1.618% thereafter)(a)(f)	200,000	203,764
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	55,000	55,263
6.42%, 3/1/26	18,000	18,409
5.25%, 9/8/26	47,000	47,570
4.75%, 2/28/28	55,000	55,400
5.10%, 9/8/28	38,000	38,763
5.25%, 9/8/30	18,000	18,551
4.90%, 2/28/33	15,000	15,090
5.25%, 9/8/33	30,000	30,835
4.13%, 2/24/42	65,000	57,323
5.00%, 9/30/43	163,000	159,364
5.50%, 9/8/53	53,000	54,814
Commonwealth Bank of Australia
2.85%, 5/18/26(f)	35,000	34,226
1.13%, 6/15/26(f)	50,000	47,574
2.63%, 9/6/26(f)	40,000	38,796
2.55%, 3/14/27(f)	194,000	186,387
3.15%, 9/19/27(f)	30,000	29,044
3.90%, 3/16/28(f)	54,000	53,257
1.88%, 9/15/31(b)(f)	495,000	418,858
3.90%, 7/12/47(f)	65,000	54,148
CSL Finance PLC
3.85%, 4/27/27(f)	20,000	19,594
4.05%, 4/27/29(f)	20,000	19,489
4.25%, 4/27/32(f)	40,000	38,584
5.11%, 4/3/34(f)	20,000	20,243
4.63%, 4/27/42(f)	20,000	18,383
4.75%, 4/27/52(f)	40,000	36,590
5.42%, 4/3/54(f)	74,000	74,447
4.95%, 4/27/62(f)	20,000	18,469
FMG Resources August 2006 Pty. Ltd.
6.13%, 4/15/32(f)	174,000	175,086
Glencore Finance Canada Ltd.
6.90%, 11/15/37(f)	20,000	22,485
6.00%, 11/15/41(f)	20,000	20,686
5.55%, 10/25/42(f)	20,000	19,760
Glencore Funding LLC
1.63%, 9/1/25(f)	40,000	39,083
1.63%, 4/27/26(f)	25,000	23,949
4.00%, 3/27/27(f)	40,000	39,362
5.34%, 4/4/27(f)	35,000	35,463
3.88%, 10/27/27(f)	20,000	19,545
5.40%, 5/8/28(f)	20,000	20,415
6.13%, 10/6/28(f)	46,000	48,109
4.88%, 3/12/29(f)	30,000	30,121
5.37%, 4/4/29(f)	45,000	45,870
2.50%, 9/1/30(f)	40,000	35,216
6.38%, 10/6/30(f)	30,000	32,070
2.85%, 4/27/31(f)	25,000	22,036
2.63%, 9/23/31(f)	41,000	35,363
5.70%, 5/8/33(f)	20,000	20,722
6.50%, 10/6/33(f)	42,000	45,809
5.63%, 4/4/34(f)	50,000	51,298
3.88%, 4/27/51(f)	20,000	15,299
3.38%, 9/23/51(f)	20,000	13,986
5.89%, 4/4/54(f)	20,000	20,554
Goodman U.S. Finance Five LLC
4.63%, 5/4/32(f)	20,000	19,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Goodman U.S. Finance Four LLC
4.50%, 10/15/37(f)	$13,000	$11,842
Goodman U.S. Finance Three LLC
3.70%, 3/15/28(f)	21,000	20,153
Macquarie Bank Ltd.
6.80%, 1/18/33(f)	225,000	245,208
Macquarie Group Ltd.
2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(a)(f)	166,000	143,511
5.49%, 11/9/33, (5.491% fixed rate until 11/9/32; Secured Overnight Financing Rate + 2.865% thereafter)(a)(f)	110,000	112,301
Mineral Resources Ltd.
8.13%, 5/1/27(f)	29,000	29,183
8.00%, 11/1/27(f)	31,000	31,628
9.25%, 10/1/28(f)	45,000	47,226
8.50%, 5/1/30(f)	26,000	26,603
National Australia Bank Ltd.
1.89%, 1/12/27(f)	257,000	243,931
3.91%, 6/9/27	347,000	343,006
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(f)	476,000	418,914
NBN Co. Ltd.
5.75%, 10/6/28(f)	210,000	218,085
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	55,000	59,644
5.20%, 11/2/40	9,000	9,066
2.75%, 11/2/51	178,000	116,266
Rio Tinto Finance USA PLC
5.00%, 3/9/33	82,000	83,947
4.75%, 3/22/42	25,000	23,857
5.13%, 3/9/53	149,000	146,458
Santos Finance Ltd.
3.65%, 4/29/31(f)	79,000	71,222
6.88%, 9/19/33(f)	35,000	37,911
South32 Treasury Ltd.
4.35%, 4/14/32(f)	29,000	27,175
Transurban Finance Co. Pty. Ltd.
4.13%, 2/2/26(f)	22,000	21,792
3.38%, 3/22/27(f)	48,000	46,496
2.45%, 3/16/31(f)	37,000	31,879
Westpac Banking Corp.
1.95%, 11/20/28	25,000	22,760
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(a)	528,000	520,450
5.41%, 8/10/33, (5.405% fixed rate until 8/10/32; 1-year Constant Maturity Treasury Rate + 2.68% thereafter)(a)	20,000	20,181
6.82%, 11/17/33	160,000	177,853
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(a)	25,000	21,589
4.42%, 7/24/39	3,000	2,770
2.96%, 11/16/40	65,000	48,448
3.13%, 11/18/41	73,000	54,934
Woodside Finance Ltd.
4.50%, 3/4/29(f)	106,000	103,946
Total Australia		6,311,300
Austria — 0.0%
Oesterreichische Kontrollbank AG
0.50%, 2/2/26	415,000	396,376
Bahrain — 0.0%
Bapco Energies BSC Closed
7.50%, 10/25/27(e)	200,000	207,269
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 2/1/46	849,000	814,267
Anheuser-Busch InBev Finance, Inc.
4.90%, 2/1/46	341,000	325,280
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	262,000	264,867
8.20%, 1/15/39	401,000	522,125
4.35%, 6/1/40	262,000	243,986
5.55%, 1/23/49	219,000	228,901
4.50%, 6/1/50	48,000	44,982
4.75%, 4/15/58	48,000	44,983
5.80%, 1/23/59	53,000	57,499
4.60%, 6/1/60	17,000	15,809
KBC Group NV
5.80%, 1/19/29, (5.796% fixed rate until 1/19/28; 1-year Constant Maturity Treasury Rate + 2.10% thereafter)(a)(f)	200,000	204,967
Total Belgium		2,767,666
Bermuda — 0.0%
Bacardi Ltd.
4.70%, 5/15/28(f)	312,000	309,467
RenaissanceRe Finance, Inc.
3.45%, 7/1/27	21,000	20,387
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	28,000	26,691
5.75%, 6/5/33	15,000	15,428
Triton Container International Ltd.
2.05%, 4/15/26(f)	25,000	23,990
3.15%, 6/15/31(f)	25,000	21,665
Triton Container International Ltd./TAL International Container Corp.
3.25%, 3/15/32	42,000	36,290
XL Group Ltd.
5.25%, 12/15/43	16,000	15,393
Total Bermuda		469,311
Brazil — 0.3%
Banco do Brasil SA
3.25%, 9/30/26(e)	200,000	193,706
Braskem Netherlands Finance BV
7.25%, 2/13/33(e)	224,000	216,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
BRF SA
4.88%, 1/24/30(e)	$200,000	$189,185
Cosan Luxembourg SA
7.50%, 6/27/30(e)	200,000	205,701
CSN Inova Ventures
6.75%, 1/28/28(b)(e)	200,000	193,102
Gerdau Trade, Inc.
4.88%, 10/24/27(e)	200,000	199,781
Klabin Austria GmbH
5.75%, 4/3/29(e)	200,000	198,301
MARB BondCo PLC
3.95%, 1/29/31(e)	200,000	172,720
Minerva Luxembourg SA
4.38%, 3/18/31(e)	200,000	170,777
Petrobras Global Finance BV
5.60%, 1/3/31	214,000	211,717
6.90%, 3/19/49	177,000	174,270
Raizen Fuels Finance SA
5.30%, 1/20/27(e)	200,000	200,564
Samarco Mineracao SA
9.00%, 6/30/31, PIK(e)	161,007	156,840
Suzano Austria GmbH
3.75%, 1/15/31	245,000	221,056
Vale Overseas Ltd.
6.13%, 6/12/33	22,000	22,745
8.25%, 1/17/34	46,000	55,518
6.88%, 11/21/36	193,000	212,126
6.88%, 11/10/39	104,000	113,890
Vale SA
5.63%, 9/11/42	44,000	43,813
Yara International ASA
3.80%, 6/6/26(f)	20,000	19,656
4.75%, 6/1/28(f)	41,000	40,791
3.15%, 6/4/30(f)	31,000	28,053
7.38%, 11/14/32(e)	150,000	168,132
Total Brazil		3,408,688
Canada — 1.3%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(f)	20,000	19,087
3.50%, 2/15/29(f)	50,000	46,382
4.00%, 10/15/30(f)	169,000	153,663
6297782 LLC
5.58%, 10/1/34(f)	113,000	113,263
Air Canada Pass-Through Trust
10.50%, 7/15/26, Series 2020-1, Class C(f)	200,000	214,926
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(a)	71,000	71,496
4.75%, 1/18/82, (4.75% fixed rate until 4/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(a)	31,000	29,274
Alimentation Couche-Tard, Inc.
3.55%, 7/26/27(f)	40,000	38,820
2.95%, 1/25/30(f)	30,000	27,350
5.27%, 2/12/34(f)	35,000	35,182
3.44%, 5/13/41(f)	25,000	19,411
4.50%, 7/26/47(f)	20,000	17,051
3.80%, 1/25/50(f)	30,000	22,937
3.63%, 5/13/51(f)	15,000	10,969
5.62%, 2/12/54(f)	25,000	25,044
Bank of Montreal
5.30%, 6/5/26	99,000	100,085
1.25%, 9/15/26	95,000	89,649
5.27%, 12/11/26	84,000	85,169
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(a)	73,000	69,947
2.65%, 3/8/27	91,000	87,538
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(a)	486,000	465,949
Bank of Nova Scotia
4.50%, 12/16/25	143,000	142,251
2.95%, 3/11/27	51,000	49,302
2.45%, 2/2/32	345,000	295,260
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(a)	89,000	83,462
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	321,000	338,989
Baytex Energy Corp.
8.50%, 4/30/30(f)	33,000	34,183
7.38%, 3/15/32(f)	24,000	23,956
Bell Canada
2.15%, 2/15/32, Series US-5	43,000	35,686
5.10%, 5/11/33	61,000	60,606
5.20%, 2/15/34	16,000	16,016
4.46%, 4/1/48	340,000	289,715
4.30%, 7/29/49	54,000	44,482
3.20%, 2/15/52, Series US-6	35,000	23,516
Bombardier, Inc.
7.13%, 6/15/26(f)	14,000	14,130
7.88%, 4/15/27(f)	50,000	50,192
6.00%, 2/15/28(f)	96,000	96,077
7.50%, 2/1/29(f)	43,000	44,911
8.75%, 11/15/30(f)	31,000	33,558
7.25%, 7/1/31(b)(f)	46,000	47,613
7.00%, 6/1/32(f)	31,000	31,716
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 4/15/50	77,000	55,708
Brookfield Finance, Inc.
4.85%, 3/29/29	173,000	173,725
4.35%, 4/15/30	100,000	97,879
3.50%, 3/30/51	142,000	104,185
3.63%, 2/15/52	32,000	23,656
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(f)	25,000	24,974
5.00%, 6/15/29(f)	14,000	13,282
4.88%, 2/15/30(f)	20,000	18,801
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	37,000	35,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
1.25%, 6/22/26	$55,000	$52,288
5.62%, 7/17/26	33,000	33,486
5.93%, 10/2/26	62,000	63,425
3.45%, 4/7/27(b)	73,000	71,229
5.00%, 4/28/28	278,000	280,923
5.99%, 10/3/28	51,000	53,278
3.60%, 4/7/32	21,000	19,336
6.09%, 10/3/33	23,000	24,699
Canadian National Railway Co.
2.75%, 3/1/26	37,000	36,209
6.90%, 7/15/28	35,000	37,872
3.85%, 8/5/32	16,000	15,167
5.85%, 11/1/33	6,000	6,466
6.25%, 8/1/34	27,000	30,028
6.20%, 6/1/36	34,000	37,682
6.38%, 11/15/37	16,000	18,097
3.20%, 8/2/46	35,000	26,043
3.65%, 2/3/48	33,000	26,364
4.45%, 1/20/49	35,000	31,558
2.45%, 5/1/50	33,000	20,567
4.40%, 8/5/52	38,000	33,923
6.13%, 11/1/53	16,000	18,309
Canadian Natural Resources Ltd.
3.85%, 6/1/27	75,000	73,534
2.95%, 7/15/30	35,000	31,572
7.20%, 1/15/32	30,000	33,620
6.45%, 6/30/33	25,000	26,830
5.85%, 2/1/35	30,000	31,020
6.50%, 2/15/37	40,000	42,798
6.25%, 3/15/38	100,000	105,644
6.75%, 2/1/39	35,000	38,323
4.95%, 6/1/47	70,000	63,357
Canadian Pacific Railway Co.
1.75%, 12/2/26	60,000	56,724
4.00%, 6/1/28	30,000	29,457
2.88%, 11/15/29	30,000	27,648
2.05%, 3/5/30	35,000	30,799
7.13%, 10/15/31	25,000	28,367
2.45%, 12/2/31	100,000	87,188
4.80%, 9/15/35	51,000	50,452
5.95%, 5/15/37	40,000	42,763
3.00%, 12/2/41	90,000	68,501
4.30%, 5/15/43	40,000	35,281
4.80%, 8/1/45	50,000	46,664
4.95%, 8/15/45	40,000	38,229
4.70%, 5/1/48	45,000	41,344
3.50%, 5/1/50	50,000	37,687
3.10%, 12/2/51	165,000	114,514
4.20%, 11/15/69	40,000	31,542
6.13%, 9/15/15	80,000	86,205
Cenovus Energy, Inc.
6.75%, 11/15/39	108,000	120,362
5.40%, 6/15/47	51,000	48,130
3.75%, 2/15/52	68,000	50,125
CI Financial Corp.
7.50%, 5/30/29(f)	64,000	68,263
4.10%, 6/15/51	47,000	34,989
Dye & Durham Ltd.
8.63%, 4/15/29(f)	23,000	24,243
Element Fleet Management Corp.
6.27%, 6/26/26(f)	31,000	31,596
5.64%, 3/13/27(f)	31,000	31,565
6.32%, 12/4/28(f)	31,000	32,685
Emera U.S. Finance LP
3.55%, 6/15/26(b)	46,000	45,106
2.64%, 6/15/31	32,000	27,601
Empower Finance 2020 LP
1.36%, 9/17/27(f)	17,000	15,475
1.78%, 3/17/31(f)	17,000	14,167
3.08%, 9/17/51(f)	29,000	19,401
Enbridge, Inc.
1.60%, 10/4/26	30,000	28,399
5.90%, 11/15/26	45,000	46,010
4.25%, 12/1/26	45,000	44,653
5.25%, 4/5/27	46,000	46,705
3.70%, 7/15/27	45,000	44,118
6.00%, 11/15/28	45,000	47,187
5.30%, 4/5/29	46,000	46,906
3.13%, 11/15/29	70,000	64,981
6.20%, 11/15/30	55,000	58,750
5.70%, 3/8/33	165,000	171,479
2.50%, 8/1/33	79,000	65,163
5.63%, 4/5/34	86,000	88,745
4.50%, 6/10/44	45,000	38,938
5.50%, 12/1/46	70,000	70,188
4.00%, 11/15/49	45,000	35,768
3.40%, 8/1/51	93,000	66,633
6.70%, 11/15/53	115,000	132,241
5.95%, 4/5/54	74,000	77,844
7.20%, 6/27/54, (7.20% fixed rate until 6/27/34; 5-year Constant Maturity Treasury Rate + 2.97% thereafter)(a)	25,000	26,053
7.38%, 3/15/55, (7.375% fixed rate until 3/15/30; 5-year Constant Maturity Treasury Rate + 3.122% thereafter)(a)	89,000	92,768
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	35,012
4.63%, 4/29/30	45,000	44,559
3.38%, 3/3/31	45,000	40,951
5.63%, 8/16/32	55,000	56,671
6.00%, 12/7/33	45,000	47,067
6.35%, 3/22/54	145,000	154,736
Federation des Caisses Desjardins du Quebec
5.70%, 3/14/28(f)	291,000	299,014
Fortis, Inc.
3.06%, 10/4/26	68,000	65,966
Garda World Security Corp.
6.00%, 6/1/29(f)	126,000	119,671
goeasy Ltd.
9.25%, 12/1/28(f)	22,000	23,557
7.63%, 7/1/29(f)	16,000	16,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(f)	$12,000	$11,680
4.58%, 5/17/48(f)	21,000	18,637
Great-West Lifeco Finance Delaware LP
4.15%, 6/3/47(f)	29,000	24,094
Hudbay Minerals, Inc.
4.50%, 4/1/26(e)	25,000	24,652
6.13%, 4/1/29(e)	25,000	25,250
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC
9.00%, 2/15/29(f)	41,000	42,654
Intact Financial Corp.
5.46%, 9/22/32(f)	25,000	25,639
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28(f)	28,000	27,793
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/30(f)	30,000	31,867
10.50%, 12/15/30(f)	22,000	23,845
Kinross Gold Corp.
4.50%, 7/15/27	30,000	29,856
6.25%, 7/15/33	60,000	63,976
Magna International, Inc.
5.50%, 3/21/33	43,000	44,575
Manulife Financial Corp.
4.15%, 3/4/26	73,000	72,661
2.48%, 5/19/27	37,000	35,264
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(a)	46,000	45,013
3.70%, 3/16/32	15,000	13,987
5.38%, 3/4/46	33,000	33,560
Mattamy Group Corp.
5.25%, 12/15/27(f)	20,000	19,760
4.63%, 3/1/30(f)	37,000	34,998
Methanex Corp.
5.13%, 10/15/27	29,000	28,496
5.25%, 12/15/29	29,000	28,369
5.65%, 12/1/44	12,000	10,787
National Bank of Canada
5.60%, 7/2/27, (5.60% fixed rate until 7/2/26; Secured Overnight Financing Rate + 1.036% thereafter)(a)	250,000	253,054
New Gold, Inc.
7.50%, 7/15/27(f)	143,000	144,605
Nutrien Ltd.
5.95%, 11/7/25	30,000	30,346
4.00%, 12/15/26	25,000	24,652
4.90%, 3/27/28	46,000	46,429
4.20%, 4/1/29	55,000	54,028
2.95%, 5/13/30	36,000	32,888
4.13%, 3/15/35	40,000	36,467
5.88%, 12/1/36	50,000	52,710
5.63%, 12/1/40	40,000	40,576
6.13%, 1/15/41	35,000	37,461
4.90%, 6/1/43	45,000	41,826
5.25%, 1/15/45	40,000	38,641
5.00%, 4/1/49	70,000	65,397
3.95%, 5/13/50	45,000	35,741
5.80%, 3/27/53	70,000	73,172
Open Text Corp.
6.90%, 12/1/27(f)	41,000	42,631
3.88%, 2/15/28(f)	37,000	34,922
3.88%, 12/1/29(f)	35,000	32,017
Open Text Holdings, Inc.
4.13%, 2/15/30(f)	37,000	34,263
4.13%, 12/1/31(f)	30,000	27,006
Parkland Corp.
5.88%, 7/15/27(f)	81,000	80,986
4.50%, 10/1/29(f)	33,000	31,038
4.63%, 5/1/30(f)	33,000	30,820
Precision Drilling Corp.
6.88%, 1/15/29(f)	71,000	71,032
Primo Water Holdings, Inc.
4.38%, 4/30/29(f)	31,000	29,228
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(f)	23,000	23,671
7.75%, 3/15/31(f)	33,000	34,948
Rogers Communications, Inc.
3.63%, 12/15/25	45,000	44,453
2.90%, 11/15/26	30,000	28,956
3.20%, 3/15/27	80,000	77,401
5.00%, 2/15/29	75,000	75,453
3.80%, 3/15/32	140,000	128,851
5.30%, 2/15/34	90,000	90,256
7.50%, 8/15/38	30,000	35,263
4.50%, 3/15/42	70,000	61,806
4.50%, 3/15/43	45,000	39,227
5.45%, 10/1/43	60,000	58,827
5.00%, 3/15/44	95,000	88,488
4.30%, 2/15/48	70,000	57,986
4.35%, 5/1/49	113,000	93,957
3.70%, 11/15/49	90,000	66,934
4.55%, 3/15/52	180,000	153,112
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(a)(f)	41,000	40,408
Royal Bank of Canada
0.88%, 1/20/26(b)	667,000	640,619
4.65%, 1/27/26	400,000	399,442
3.63%, 5/4/27	88,000	86,312
6.00%, 11/1/27	99,000	102,857
4.90%, 1/12/28	55,000	55,515
5.20%, 8/1/28	73,000	74,631
4.95%, 2/1/29	73,000	74,011
2.30%, 11/3/31	31,000	26,582
3.88%, 5/4/32	21,000	19,783
5.00%, 2/1/33	35,000	35,251
5.00%, 5/2/33	18,000	18,136
5.15%, 2/1/34	26,000	26,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55, (7.50% fixed rate until 3/1/35; 5-year Constant Maturity Treasury Rate + 3.667% thereafter)(a)(f)	$26,000	$27,180
7.63%, 3/1/55, (7.625% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 3.949% thereafter)(a)(f)	18,000	18,613
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27(f)	44,000	43,979
5.03%, 10/1/29(f)	70,000	69,561
6.18%, 10/1/54(f)	63,000	64,100
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29(f)	25,000	23,088
Taseko Mines Ltd.
8.25%, 5/1/30(f)	20,000	20,684
Teine Energy Ltd.
6.88%, 4/15/29(f)	165,000	162,268
TELUS Corp.
3.40%, 5/13/32	308,000	277,992
Thomson Reuters Corp.
3.35%, 5/15/26	31,000	30,453
5.50%, 8/15/35	36,000	37,083
5.85%, 4/15/40	45,000	47,437
5.65%, 11/23/43	32,000	32,371
Toronto-Dominion Bank
1.95%, 1/12/27, Series FXD(b)	309,000	293,060
4.46%, 6/8/32	748,000	727,498
TransAlta Corp.
7.75%, 11/15/29	54,000	56,939
6.50%, 3/15/40	12,000	12,245
TransCanada PipeLines Ltd.
4.63%, 3/1/34	549,000	526,290
7.63%, 1/15/39	462,000	553,502
Total Canada		16,968,099
Chile — 0.2%
Antofagasta PLC
2.38%, 10/14/30(e)	200,000	170,095
Celulosa Arauco y Constitucion SA
5.50%, 11/2/47(b)	200,000	181,342
Cencosud SA
4.38%, 7/17/27(e)	200,000	195,342
Colbun SA
3.95%, 10/11/27(e)	200,000	193,325
Corp. Nacional del Cobre de Chile
5.13%, 2/2/33(f)	1,000,000	968,313
Empresa de Transporte de Pasajeros Metro SA
3.65%, 5/7/30(e)	223,000	207,200
Empresa Nacional del Petroleo
5.25%, 11/6/29(e)	200,000	198,001
Enel Americas SA
4.00%, 10/25/26	178,000	174,783
Interchile SA
4.50%, 6/30/56(e)	200,000	165,948
Inversiones CMPC SA
4.38%, 4/4/27(e)	207,000	203,704
Sociedad Quimica y Minera de Chile SA
4.25%, 5/7/29(e)	200,000	193,456
Total Chile		2,851,509
China — 0.8%
Alibaba Group Holding Ltd.
3.40%, 12/6/27(b)	412,000	397,651
2.13%, 2/9/31(b)	995,000	854,882
Amipeace Ltd.
1.75%, 11/9/26(e)	234,000	221,584
Baidu, Inc.
1.72%, 4/9/26	412,000	395,645
Bank of Communications Co. Ltd.
3.80%, 11/18/25, (3.80% fixed rate until 11/18/25; 5-year Constant Maturity Treasury Rate + 3.345% thereafter)(a)(e)(g)	200,000	197,258
BOC Aviation Ltd.
4.50%, 5/23/28(e)	248,000	246,596
China Cinda 2020 I Management Ltd.
3.00%, 3/18/27(e)	361,000	343,954
China Construction Bank Corp.
1.46%, 4/22/26(e)	346,000	331,425
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 1/20/26(e)	200,000	193,055
China Overseas Finance Cayman VIII Ltd.
2.75%, 3/2/30(e)	200,000	177,455
CICC Hong Kong Finance 2016 MTN Ltd.
5.49%, 3/1/26(e)	200,000	201,536
CITIC Ltd.
3.88%, 2/28/27(e)	200,000	196,673
CMB International Leasing Management Ltd.
2.00%, 2/4/26(e)	200,000	193,287
CNAC HK Finbridge Co. Ltd.
5.13%, 3/14/28(e)	221,000	221,820
CNOOC Finance Ltd.
5.50%, 5/21/33(f)	12,000	12,823
CNOOC Petroleum North America ULC
7.88%, 3/15/32	6,000	7,208
5.88%, 3/10/35	27,000	29,810
6.40%, 5/15/37	49,000	57,339
7.50%, 7/30/39	211,000	275,364
ENN Clean Energy International Investment Ltd.
3.38%, 5/12/26(e)	200,000	194,826
Huarong Finance II Co. Ltd.
4.88%, 11/22/26(e)	218,000	214,822
Industrial & Commercial Bank of China Ltd.
4.50%, 1/19/26(e)	254,000	253,569
5.26%, 10/25/26(a)(e)	356,000	356,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Lenovo Group Ltd.
3.42%, 11/2/30(e)	$200,000	$182,304
Meituan
3.05%, 10/28/30(e)	200,000	178,883
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	986,000	966,477
Prosus NV
3.68%, 1/21/30(f)	575,000	525,088
SF Holding Investment 2021 Ltd.
3.00%, 11/17/28(e)	200,000	187,579
Shanghai Port Group BVI Development Co. Ltd.
3.38%, 6/18/29(e)	200,000	190,906
Sinopec Group Overseas Development 2012 Ltd.
4.88%, 5/17/42(f)	200,000	201,052
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 1/8/31(e)	751,000	666,325
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(e)	275,000	269,114
4.25%, 5/2/28(e)	275,000	273,778
Talent Yield International Ltd.
3.13%, 5/6/31(e)	200,000	181,274
Tencent Holdings Ltd.
2.88%, 4/22/31(e)	900,000	804,852
Three Gorges Finance I Cayman Islands Ltd.
3.15%, 6/2/26(e)	213,000	208,722
Vigorous Champion International Ltd.
4.25%, 5/28/29(e)	200,000	193,299
Xiaomi Best Time International Ltd.
3.38%, 4/29/30(e)	200,000	184,170
Total China		10,788,803
Colombia — 0.1%
Ecopetrol SA
5.38%, 6/26/26	51,000	51,389
8.63%, 1/19/29	50,000	53,293
6.88%, 4/29/30	82,000	80,620
4.63%, 11/2/31	52,000	43,484
8.88%, 1/13/33	95,000	98,172
8.38%, 1/19/36	76,000	74,750
7.38%, 9/18/43	35,000	30,765
5.88%, 5/28/45	83,000	59,520
5.88%, 11/2/51	31,000	21,511
Empresas Publicas de Medellin ESP
4.25%, 7/18/29(e)	200,000	178,560
Total Colombia		692,064
Denmark — 0.0%
AP Moller - Maersk AS
4.50%, 6/20/29(f)	60,000	59,586
5.88%, 9/14/33(f)	31,000	32,726
Danske Bank AS
1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(a)(f)	309,000	292,075
Total Denmark		384,387
Finland — 0.0%
Amer Sports Co.
6.75%, 2/16/31(f)	33,000	33,807
Nokia OYJ
4.38%, 6/12/27	30,000	29,527
6.63%, 5/15/39	46,000	47,722
Nordea Bank Abp
1.50%, 9/30/26(f)	210,000	198,506
Total Finland		309,562
France — 0.6%
Airbus SE
3.15%, 4/10/27(f)	186,000	180,147
Altice France SA
5.13%, 7/15/29(f)	318,000	242,881
Banque Federative du Credit Mutuel SA
1.60%, 10/4/26(f)	283,000	267,895
BNP Paribas SA
1.68%, 6/30/27, (1.675% fixed rate until 6/30/26; Secured Overnight Financing Rate + 0.912% thereafter)(a)(f)	601,000	571,270
3.50%, 11/16/27(f)	412,000	396,707
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(a)(f)	652,000	567,370
BPCE SA
1.00%, 1/20/26(f)	405,000	388,532
3.25%, 1/11/28(f)	262,000	249,668
3.12%, 10/19/32, (3.116% fixed rate until 10/19/31; Secured Overnight Financing Rate + 1.73% thereafter) (a)(f)	250,000	211,702
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; Secured Overnight Financing Rate + 2.791% thereafter)(a)(f)	320,000	329,769
Credit Agricole SA
4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(a)(f)	765,000	729,387
Electricite de France SA
4.50%, 12/4/69(e)	600,000	455,955
Engie SA
5.25%, 4/10/29(f)	200,000	204,030
Iliad Holding SASU
6.50%, 10/15/26(f)	200,000	203,250
Lafarge SA
7.13%, 7/15/36	44,000	50,280
Orange SA
9.00%, 3/1/31	178,000	216,243
5.38%, 1/13/42	80,000	79,978
5.50%, 2/6/44	75,000	76,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Pernod Ricard SA
5.50%, 1/15/42(f)	$150,000	$150,212
Societe Generale SA
1.49%, 12/14/26, (1.488% fixed rate until 12/14/25; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(f)	861,000	828,536
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(f)	315,000	317,145
TotalEnergies Capital International SA
3.46%, 2/19/29	69,000	66,363
2.83%, 1/10/30	25,000	23,077
2.99%, 6/29/41	52,000	39,302
3.46%, 7/12/49	365,000	272,901
3.13%, 5/29/50	163,000	114,085
3.39%, 6/29/60	52,000	35,997
TotalEnergies Capital SA
3.88%, 10/11/28	55,000	54,002
5.15%, 4/5/34	25,000	25,454
5.49%, 4/5/54	114,000	115,362
5.64%, 4/5/64	82,000	83,319
WEA Finance LLC
2.88%, 1/15/27(f)	31,000	29,547
4.13%, 9/20/28(f)	20,000	19,214
3.50%, 6/15/29(f)	31,000	28,731
4.63%, 9/20/48(f)	20,000	16,388
Total France		7,640,703
Germany — 0.5%
Allianz SE
5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.697% thereafter)(a)(e)	200,000	201,427
Bayer U.S. Finance II LLC
5.50%, 7/30/35(f)	475,000	457,522
BMW U.S. Capital LLC
2.80%, 4/11/26(f)	212,000	207,158
1.25%, 8/12/26(f)	21,000	19,870
3.45%, 4/1/27(f)	90,000	87,762
4.90%, 4/2/27(b)(f)	27,000	27,206
3.30%, 4/6/27(f)	21,000	20,395
3.75%, 4/12/28(f)	31,000	30,070
5.05%, 8/11/28(f)	41,000	41,501
4.90%, 4/2/29(f)	33,000	33,169
3.63%, 4/18/29(f)	27,000	25,786
4.15%, 4/9/30(f)	41,000	39,803
2.55%, 4/1/31(f)	21,000	18,444
1.95%, 8/12/31(f)	21,000	17,644
3.70%, 4/1/32(f)	21,000	19,481
5.15%, 8/11/33(b)(f)	25,000	25,364
5.15%, 4/2/34(b)(f)	59,000	59,722
Daimler Truck Finance North America LLC
5.13%, 1/19/28(f)	348,000	352,229
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(a)	500,000	506,749
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	631,000	660,076
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(a)	417,000	368,831
Deutsche Telekom International Finance BV
8.75%, 6/15/30	543,000	640,671
E.ON International Finance BV
6.65%, 4/30/38(f)	41,000	45,254
Fresenius Medical Care U.S. Finance III, Inc.
3.75%, 6/15/29(f)	335,000	315,458
Mercedes-Benz Finance North America LLC
3.75%, 2/22/28(f)	795,000	772,567
Mercer International, Inc.
5.13%, 2/1/29(b)	36,000	31,501
RWE Finance U.S. LLC
5.88%, 4/16/34(f)	150,000	154,534
Siemens Financieringsmaatschappij NV
2.15%, 3/11/31(f)	745,000	648,509
TK Elevator U.S. Newco, Inc.
5.25%, 7/15/27(f)	200,000	197,197
Volkswagen Group of America Finance LLC
6.00%, 11/16/26(f)	375,000	381,455
4.75%, 11/13/28(f)	305,000	300,109
ZF North America Capital, Inc.
6.88%, 4/14/28(f)	158,000	159,329
Total Germany		6,866,793
Hong Kong — 0.2%
AIA Group Ltd.
4.95%, 4/4/33(f)	331,000	334,188
China Life Insurance Overseas Co. Ltd.
5.35%, 8/15/33, (5.35% fixed rate until 8/15/28; 5-year Constant Maturity Treasury Rate + 1.232% thereafter)(a)(e)	200,000	203,906
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27(e)	200,000	194,007
HKT Capital No. 4 Ltd.
3.00%, 7/14/26(e)	200,000	194,206
Hongkong Electric Finance Ltd.
2.88%, 5/3/26(e)	200,000	194,975
Hongkong Land Finance Cayman Islands Co. Ltd.
2.88%, 5/27/30(e)	200,000	181,472
JMH Co. Ltd.
2.50%, 4/9/31(e)	200,000	173,677
Joy Treasure Assets Holdings, Inc.
5.50%, 2/1/27(e)	200,000	200,999
Melco Resorts Finance Ltd.
5.25%, 4/26/26(e)	200,000	196,653
MTR Corp. CI Ltd.
2.50%, 11/2/26, Series DIP(e)	200,000	193,101

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Prudential Funding Asia PLC
3.13%, 4/14/30	$21,000	$19,334
3.63%, 3/24/32	7,000	6,483
Sun Hung Kai Properties Capital Market Ltd.
3.75%, 2/25/29(e)	200,000	192,065
Total Hong Kong		2,285,066
Hungary — 0.0%
MVM Energetika Zrt
7.50%, 6/9/28(e)	200,000	209,985
India — 0.1%
Adani Ports & Special Economic Zone Ltd.
4.38%, 7/3/29(e)	200,000	175,702
Indian Railway Finance Corp. Ltd.
3.84%, 12/13/27(e)	200,000	194,827
JSW Steel Ltd.
3.95%, 4/5/27(e)	200,000	190,898
Network i2i Ltd.
3.98%, 3/3/26, (3.975% fixed rate until 6/3/26; 5-year Constant Maturity Treasury Rate + 3.39% thereafter)(a)(e)(g)	200,000	194,836
Power Finance Corp. Ltd.
3.75%, 12/6/27(e)	200,000	192,819
REC Ltd.
2.25%, 9/1/26(e)	200,000	190,434
Reliance Industries Ltd.
2.88%, 1/12/32(e)	371,000	323,322
State Bank of India
1.80%, 7/13/26(e)	200,000	190,525
Total India		1,653,363
Indonesia — 0.2%
Freeport Indonesia PT
5.32%, 4/14/32(e)	200,000	199,877
Indofood CBP Sukses Makmur Tbk. PT
3.54%, 4/27/32(e)	200,000	179,112
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 5/15/30(e)	200,000	201,452
Minejesa Capital BV
4.63%, 8/10/30(e)	171,920	167,320
Pertamina Persero PT
2.30%, 2/9/31(e)	1,000,000	853,826
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(e)	229,000	231,886
5.25%, 10/24/42(e)	222,000	204,587
Total Indonesia		2,038,060
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,450,000	1,464,464
3.30%, 1/30/32	215,000	191,099
AIB Group PLC
6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(a)(f)	242,000	255,482
Avolon Holdings Funding Ltd.
5.50%, 1/15/26(f)	27,000	27,102
2.13%, 2/21/26(f)	31,000	29,915
4.25%, 4/15/26(f)	41,000	40,480
4.38%, 5/1/26(f)	31,000	30,645
3.25%, 2/15/27(f)	27,000	25,952
2.53%, 11/18/27(f)	83,000	77,222
2.75%, 2/21/28(f)	31,000	28,892
6.38%, 5/4/28(f)	48,000	49,853
5.75%, 3/1/29(f)	48,000	49,160
Bank of Ireland Group PLC
2.03%, 9/30/27, (2.029% fixed rate until 9/30/26; 1-year Constant Maturity Treasury Rate + 1.10% thereafter)(a)(f)	209,000	198,573
GGAM Finance Ltd.
7.75%, 5/15/26(f)	2,000	2,042
8.00%, 2/15/27(f)	200,000	207,238
8.00%, 6/15/28(f)	2,000	2,115
6.88%, 4/15/29(f)	2,000	2,048
SMBC Aviation Capital Finance DAC
5.30%, 4/3/29(f)	211,000	213,662
Smurfit Kappa Treasury ULC
5.44%, 4/3/34(f)	295,000	301,838
Total Ireland		3,197,782
Israel — 0.1%
Energean Israel Finance Ltd.
4.88%, 3/30/26(e)	26,000	25,627
5.38%, 3/30/28(e)	26,000	24,260
5.88%, 3/30/31(e)	26,000	23,247
8.50%, 9/30/33(b)(e)	31,000	30,946
ICL Group Ltd.
6.38%, 5/31/38(e)	28,000	27,703
Israel Electric Corp. Ltd.
4.25%, 8/14/28(e)	412,000	399,839
Leviathan Bond Ltd.
6.13%, 6/30/25(e)	25,000	24,957
6.50%, 6/30/27(e)	25,000	24,449
6.75%, 6/30/30(e)	23,000	22,083
Teva Pharmaceutical Finance Co. LLC
6.15%, 2/1/36	179,000	181,185
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	241,000	230,811
Total Israel		1,015,107
Italy — 0.2%
Enel Finance International NV
5.00%, 6/15/32(f)	815,000	811,629
Eni SpA
5.70%, 10/1/40(f)	120,000	117,380
Eni USA, Inc.
7.30%, 11/15/27	108,000	115,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Intesa Sanpaolo SpA
8.25%, 11/21/33, (8.248% fixed rate until 11/21/32; 1-year Constant Maturity Treasury Rate + 4.40% thereafter)(a)(f)	$606,000	$693,284
Optics Bidco SpA
6.00%, 9/30/34, Series 2034(f)	411,000	401,574
Telecom Italia Capital SA
6.38%, 11/15/33	20,000	20,211
6.00%, 9/30/34	27,000	26,468
7.20%, 7/18/36	20,000	20,544
7.72%, 6/4/38	15,000	15,972
UniCredit SpA
3.13%, 6/3/32, (3.127% fixed rate until 6/3/31; 1-year Constant Maturity Treasury Rate + 1.55% thereafter)(a)(f)	200,000	176,498
Total Italy		2,398,989
Japan — 0.6%
Dai-ichi Life Insurance Co. Ltd.
4.00%, 7/24/26, (4.00% fixed rate until 7/24/26; Secured Overnight Financing Rate + 3.66% thereafter)(a)(f)(g)	200,000	196,261
Honda Motor Co. Ltd.
2.97%, 3/10/32	15,000	13,388
JT International Financial Services BV
3.88%, 9/28/28(e)	200,000	193,998
Meiji Yasuda Life Insurance Co.
5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(a)(f)	200,000	199,305
Mitsubishi Corp.
5.00%, 7/2/29(b)(f)	200,000	203,340
Mitsubishi HC Capital, Inc.
5.08%, 9/15/27(f)	200,000	201,167
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	73,000	71,721
3.29%, 7/25/27	75,000	72,809
3.96%, 3/2/28	95,000	93,574
4.05%, 9/11/28	55,000	54,206
4.29%, 7/26/38	20,000	18,799
4.15%, 3/7/39	529,000	490,182
Mizuho Financial Group, Inc.
2.84%, 9/13/26	920,000	892,544
2.56%, 9/13/31	457,000	391,314
Nippon Life Insurance Co.
3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(a)(f)	483,000	442,265
Nissan Motor Co. Ltd.
4.81%, 9/17/30(f)	215,000	195,170
Nomura Holdings, Inc.
2.17%, 7/14/28	610,000	554,486
3.10%, 1/16/30	428,000	390,659
Norinchukin Bank
4.87%, 9/14/27(f)	218,000	217,332
NTT Finance Corp.
5.14%, 7/2/31(f)	200,000	203,753
ORIX Corp.
5.00%, 9/13/27(b)	169,000	170,125
2.25%, 3/9/31	44,000	37,639
Rakuten Group, Inc.
5.13%, 4/22/26, (5.125% fixed rate until 4/22/26; 5-year Constant Maturity Treasury Rate + 4.578% thereafter)(a)(f)(g)	200,000	193,512
Sumitomo Life Insurance Co.
4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 2.993% thereafter)(a)(f)	213,000	206,130
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27(b)	1,465,000	1,425,025
3.04%, 7/16/29	819,000	761,662
2.93%, 9/17/41	186,000	139,717
Sumitomo Mitsui Trust Bank Ltd.
4.95%, 9/15/27(b)(f)	307,000	309,206
Total Japan		8,339,289
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
3.50%, 4/14/33(e)	375,000	319,426
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26(e)	200,000	194,527
Total Kazakhstan		513,953
Kuwait — 0.1%
KFH Tier 1 Sukuk Ltd.
3.60%, 6/30/26, (3.60% fixed rate until 12/30/26; 5-year Constant Maturity Treasury Rate + 2.629% thereafter)(a)(e)(g)	200,000	191,257
MEGlobal BV
4.25%, 11/3/26(e)	400,000	391,996
Nbk Tier 2 Ltd.
2.50%, 11/24/30, (2.50% fixed rate until 11/24/25; 5-year Constant Maturity Treasury Rate + 2.108% thereafter)(a)(e)	201,000	193,942
Total Kuwait		777,195
Luxembourg — 0.1%
Altice Financing SA
5.00%, 1/15/28(f)	200,000	159,796
ArcelorMittal SA
4.55%, 3/11/26	25,000	24,856
6.55%, 11/29/27	75,000	78,556
4.25%, 7/16/29	31,000	30,446
6.80%, 11/29/32	70,000	76,805
6.00%, 6/17/34	35,000	36,602
7.00%, 10/15/39	62,000	68,798
6.75%, 3/1/41	72,000	77,504
6.35%, 6/17/54	45,000	46,639
JAB Holdings BV
2.20%, 11/23/30(f)	250,000	210,340
Total Luxembourg		810,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Malaysia — 0.1%
Axiata SPV2 Bhd.
2.16%, 8/19/30(e)	$200,000	$173,084
Khazanah Global Sukuk Bhd.
4.69%, 6/1/28(e)	200,000	200,386
Petronas Capital Ltd.
2.48%, 1/28/32(e)	754,000	646,043
Petronas Energy Canada Ltd.
2.11%, 3/23/28(e)	200,000	183,983
Total Malaysia		1,203,496
Mexico — 0.4%
America Movil SAB de CV
4.70%, 7/21/32	700,000	687,637
Bimbo Bakeries USA, Inc.
5.38%, 1/9/36(e)	200,000	199,146
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(e)	192,683	192,078
Braskem Idesa SAPI
7.45%, 11/15/29(e)	200,000	162,260
Cemex SAB de CV
5.45%, 11/19/29(e)	213,000	212,344
Comision Federal de Electricidad
3.88%, 7/26/33(e)	259,000	214,155
Fomento Economico Mexicano SAB de CV
4.38%, 5/10/43	169,000	147,260
Grupo Televisa SAB
6.63%, 1/15/40	300,000	289,223
Industrias Penoles SAB de CV
4.75%, 8/6/50(e)	250,000	194,398
Infraestructura Energetica Nova SAPI de CV
3.75%, 1/14/28(f)	200,000	190,325
Mexico City Airport Trust
4.25%, 10/31/26(e)	218,000	214,007
3.88%, 4/30/28(e)	200,000	190,151
Orbia Advance Corp. SAB de CV
2.88%, 5/11/31(b)(e)	200,000	166,621
Petroleos Mexicanos
6.88%, 10/16/25	37,000	37,025
4.50%, 1/23/26(b)	46,000	44,719
6.88%, 8/4/26	103,000	102,408
6.49%, 1/23/27	64,000	62,754
6.50%, 3/13/27	165,000	161,172
5.35%, 2/12/28	155,000	143,776
6.50%, 1/23/29	50,000	47,241
8.75%, 6/2/29	79,000	80,240
6.84%, 1/23/30	97,000	89,842
5.95%, 1/28/31	156,000	134,470
6.70%, 2/16/32	280,000	248,322
6.63%, 6/15/35	151,000	124,214
6.50%, 6/2/41	64,000	47,837
5.50%, 6/27/44	26,000	17,137
6.38%, 1/23/45	50,000	35,112
5.63%, 1/23/46	36,000	23,765
6.75%, 9/21/47	233,000	167,511
6.35%, 2/12/48	65,000	45,033
7.69%, 1/23/50	335,000	263,091
6.95%, 1/28/60	157,000	112,648
Southern Copper Corp.
5.25%, 11/8/42	109,000	101,518
5.88%, 4/23/45	136,000	135,914
Trust Fibra Uno
7.38%, 2/13/34(b)(e)	200,000	200,616
Total Mexico		5,485,970
Mongolia — 0.1%
Sands China Ltd.
5.40%, 8/8/28	450,000	446,534
Wynn Macau Ltd.
5.50%, 10/1/27(f)	200,000	193,969
Total Mongolia		640,503
Morocco — 0.0%
OCP SA
3.75%, 6/23/31(e)	400,000	348,969
Netherlands — 0.3%
ABN AMRO Bank NV
1.54%, 6/16/27, (1.542% fixed rate until 6/16/26; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(a)(f)	300,000	285,156
AEGON Funding Co. LLC
5.50%, 4/16/27(b)(f)	200,000	202,424
Ahold Finance USA LLC
6.88%, 5/1/29	36,000	39,115
Cooperatieve Rabobank UA
5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(a)(f)	818,000	836,399
5.25%, 5/24/41	107,000	109,445
Heineken NV
3.50%, 1/29/28(f)	45,000	43,692
4.00%, 10/1/42(f)	20,000	17,212
4.35%, 3/29/47(f)	27,000	23,642
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(a)	520,000	498,640
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(a)	300,000	263,277
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	44,000	44,936
Koninklijke KPN NV
8.38%, 10/1/30	242,000	284,351
Koninklijke Philips NV
6.88%, 3/11/38	112,000	125,341
Sunrise HoldCo IV BV
5.50%, 1/15/28(f)	201,000	198,691
Viterra Finance BV
4.90%, 4/21/27(f)	200,000	199,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Ziggo BV
4.88%, 1/15/30(f)	$200,000	$185,707
Total Netherlands		3,357,307
New Zealand — 0.1%
ANZ New Zealand International Ltd.
1.25%, 6/22/26(f)	364,000	345,734
ASB Bank Ltd.
5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(f)	200,000	199,718
Bank of New Zealand
2.29%, 1/27/27(f)	257,000	245,299
Westpac New Zealand Ltd.
5.13%, 2/26/27(f)	209,000	211,359
Total New Zealand		1,002,110
Nigeria — 0.0%
IHS Holding Ltd.
5.63%, 11/29/26(e)	200,000	198,815
Norway — 0.0%
Aker BP ASA
3.75%, 1/15/30(f)	189,000	177,710
Equinor ASA
1.75%, 1/22/26	15,000	14,551
3.63%, 9/10/28	21,000	20,489
3.13%, 4/6/30(b)	66,000	61,693
2.38%, 5/22/30	15,000	13,498
3.63%, 4/6/40	10,000	8,414
5.10%, 8/17/40	15,000	15,036
4.25%, 11/23/41	30,000	27,022
3.95%, 5/15/43	17,000	14,661
4.80%, 11/8/43	15,000	14,560
3.25%, 11/18/49	21,000	15,346
3.70%, 4/6/50	26,000	20,607
Var Energi ASA
5.00%, 5/18/27(f)	200,000	200,359
Total Norway		603,946
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA
4.00%, 8/11/41(e)	200,000	153,072
Peru — 0.0%
Banco de Credito del Peru SA
5.85%, 1/11/29(e)	20,000	20,255
3.13%, 7/1/30, (3.125% fixed rate until 7/1/25; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(a)(e)	35,000	34,368
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(a)(e)	20,000	18,865
Petroleos del Peru SA
4.75%, 6/19/32(e)	200,000	153,279
Total Peru		226,767
Philippines — 0.0%
Metropolitan Bank & Trust Co.
2.13%, 1/15/26(e)	200,000	193,780
Puerto Rico — 0.0%
LCPR Senior Secured Financing DAC
5.13%, 7/15/29(b)(f)	283,000	232,476
Qatar — 0.1%
Ooredoo International Finance Ltd.
3.88%, 1/31/28(f)	200,000	194,622
QatarEnergy
3.13%, 7/12/41(e)	202,000	154,179
3.30%, 7/12/51(e)	200,000	143,176
QIB Sukuk Ltd.
5.58%, 11/22/28(e)	200,000	206,991
QNB Finance Ltd.
1.38%, 1/26/26(e)	279,000	267,280
Total Qatar		966,248
Saudi Arabia — 0.3%
Al Rajhi Sukuk Ltd.
4.75%, 4/5/28(e)	200,000	199,720
BSF Finance
5.50%, 11/23/27(e)	200,000	203,559
EIG Pearl Holdings SARL
3.55%, 8/31/36(e)	200,000	173,497
Gaci First Investment Co.
5.25%, 1/29/34(e)	322,000	324,748
Greensaif Pipelines Bidco SARL
6.13%, 2/23/38(e)	200,000	204,881
SABIC Capital II BV
4.50%, 10/10/28(e)	200,000	197,201
Saudi Arabian Oil Co.
2.25%, 11/24/30(e)	386,000	333,452
4.25%, 4/16/39(e)	476,000	423,593
4.38%, 4/16/49(e)	259,000	216,291
Saudi Electricity Global Sukuk Co. 2
5.06%, 4/8/43(e)	204,000	195,421
Saudi Electricity Global Sukuk Co. 4
4.72%, 9/27/28(e)	200,000	200,007
SNB Sukuk Ltd.
2.34%, 1/19/27(e)	200,000	190,142
Suci Second Investment Co.
6.25%, 10/25/33(e)	333,000	362,489
TMS Issuer SARL
5.78%, 8/23/32(e)	254,000	260,540
Total Saudi Arabia		3,485,541
Singapore — 0.0%
Singapore Telecommunications Ltd.
7.38%, 12/1/31(f)	82,000	95,329
Temasek Financial I Ltd.
5.38%, 11/23/39(f)	250,000	272,332
United Overseas Bank Ltd.
1.25%, 4/14/26(f)	200,000	191,174
Total Singapore		558,835
South Africa — 0.0%
Eskom Holdings SOC Ltd.
4.31%, 7/23/27(e)	200,000	190,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Sasol Financing USA LLC
4.38%, 9/18/26	$378,000	$364,416
Total South Africa		555,409
South Korea — 0.1%
Hyundai Capital Services, Inc.
5.13%, 2/5/27(e)	200,000	201,163
KEB Hana Bank
1.25%, 12/16/26(e)	200,000	186,827
Kookmin Bank
2.38%, 2/15/27(e)	200,000	190,764
LG Chem Ltd.
1.38%, 7/7/26(e)	200,000	189,027
LG Energy Solution Ltd.
5.38%, 7/2/29(e)	200,000	202,394
POSCO
5.75%, 1/17/28(e)	200,000	205,731
Shinhan Bank Co. Ltd.
3.75%, 9/20/27(e)	200,000	193,728
SK Hynix, Inc.
6.38%, 1/17/28(f)	350,000	364,930
Woori Bank
2.00%, 1/20/27(e)	200,000	189,623
Total South Korea		1,924,187
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34, (7.883% fixed rate until 11/15/33; 1-year Constant Maturity Treasury Rate + 3.30% thereafter)(a)	200,000	225,034
Banco Santander SA
3.80%, 2/23/28	200,000	193,509
2.75%, 12/3/30	1,200,000	1,036,612
CaixaBank SA
5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Index + 1.78% thereafter)(a)(f)	237,000	241,695
Iberdrola International BV
6.75%, 7/15/36	46,000	53,048
Telefonica Emisiones SA
7.05%, 6/20/36	888,000	1,004,129
Total Spain		2,754,027
Sweden — 0.0%
SiriusPoint Ltd.
7.00%, 4/5/29	24,000	24,786
Skandinaviska Enskilda Banken AB
1.40%, 11/19/25(f)	264,000	256,255
Swedbank AB
1.54%, 11/16/26(f)	200,000	189,089
Total Sweden		470,130
Switzerland — 0.2%
ABB Finance USA, Inc.
3.80%, 4/3/28	25,000	24,621
4.38%, 5/8/42	33,000	30,512
Argentum Netherlands BV for Swiss Re Ltd.
5.63%, 8/15/52, (5.625% fixed rate until 8/15/27; Secured Overnight Financing Rate + 3.784% thereafter)(a)(e)	200,000	199,953
Consolidated Energy Finance SA
6.50%, 5/15/26(f)	150,000	148,367
Credit Suisse USA LLC
7.13%, 7/15/32	960,000	1,090,760
Holcim Finance U.S. LLC
3.50%, 9/22/26(f)	214,000	209,226
Novartis Capital Corp.
2.00%, 2/14/27	100,000	95,312
4.40%, 5/6/44	103,000	94,872
Swiss Re Treasury U.S. Corp.
4.25%, 12/6/42(f)	79,000	70,208
UBS Group AG
4.28%, 1/9/28(f)	338,000	333,333
6.54%, 8/12/33, (6.537% fixed rate until 8/12/32; Secured Overnight Financing Rate + 3.92% thereafter)(a)(f)	514,000	557,019
9.02%, 11/15/33, (9.016% fixed rate until 11/15/32; Secured Overnight Financing Rate + 5.02% thereafter)(a)(f)	250,000	309,531
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(f)	20,000	20,026
6.38%, 2/1/30(f)	41,000	36,231
Total Switzerland		3,219,971
Taiwan — 0.1%
Foxconn Far East Ltd.
3.00%, 9/23/26(e)	200,000	193,486
TSMC Arizona Corp.
4.25%, 4/22/32(b)	228,000	223,424
TSMC Global Ltd.
1.75%, 4/23/28(e)	200,000	182,326
4.63%, 7/22/32(e)	247,000	248,310
Total Taiwan		847,546
Thailand — 0.1%
Bangkok Bank PCL
5.30%, 9/21/28(e)	200,000	203,109
3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(e)	235,000	215,858
GC Treasury Center Co. Ltd.
2.98%, 3/18/31(e)	200,000	174,501
PTTEP Treasury Center Co. Ltd.
2.99%, 1/15/30(e)	200,000	183,228
Thaioil Treasury Center Co. Ltd.
2.50%, 6/18/30(e)	213,000	185,005
Total Thailand		961,701
Turkey — 0.1%
TC Ziraat Bankasi AS
9.50%, 8/1/26(e)	200,000	212,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Turkiye Vakiflar Bankasi TAO
5.50%, 10/1/26(e)	$200,000	$199,168
Yapi ve Kredi Bankasi AS
9.25%, 10/16/28(e)	200,000	217,447
Total Turkey		629,392
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC
3.50%, 3/31/27(e)	416,000	404,177
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/2/29(e)	215,000	204,708
Abu Dhabi National Energy Co. PJSC
4.70%, 4/24/33(e)	249,000	245,673
Aldar Sukuk No. 2 Ltd.
3.88%, 10/22/29(e)	200,000	190,839
DIB Sukuk Ltd.
2.74%, 2/16/27(e)	275,000	261,981
DP World Crescent Ltd.
4.85%, 9/26/28(e)	200,000	199,081
DP World Ltd.
6.85%, 7/2/37(e)	200,000	220,889
Emaar Sukuk Ltd.
3.64%, 9/15/26(e)	200,000	195,498
Emirates NBD Bank PJSC
5.63%, 10/21/27(e)	200,000	204,701
Fab Sukuk Co. Ltd.
4.58%, 1/17/28(e)	280,000	279,819
First Abu Dhabi Bank PJSC
5.72%, 7/22/29(a)(e)	200,000	201,149
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 3/31/34(f)	332,945	289,530
MAF Global Securities Ltd.
7.88%, 6/30/27, (7.875% fixed rate until 9/30/27; 5-year Constant Maturity Treasury Rate + 4.893% thereafter)(a)(e)(g)	200,000	207,044
MDGH GMTN RSC Ltd.
5.50%, 4/28/33(e)	792,000	820,692
Total United Arab Emirates		3,925,781
United Kingdom — 1.3%
Ashtead Capital, Inc.
5.50%, 8/11/32(f)	210,000	211,462
Astrazeneca Finance LLC
1.20%, 5/28/26	90,000	85,908
4.88%, 3/3/28	80,000	81,097
4.90%, 3/3/30	15,000	15,268
4.90%, 2/26/31	20,000	20,315
2.25%, 5/28/31	15,000	13,053
4.88%, 3/3/33	10,000	10,122
5.00%, 2/26/34	30,000	30,422
AstraZeneca PLC
0.70%, 4/8/26	21,000	19,995
3.13%, 6/12/27	55,000	53,477
4.00%, 1/17/29	73,000	71,846
1.38%, 8/6/30	25,000	21,105
6.45%, 9/15/37	253,000	286,332
4.00%, 9/18/42	45,000	39,169
4.38%, 11/16/45	45,000	40,650
4.38%, 8/17/48	33,000	29,623
2.13%, 8/6/50	69,000	40,136
3.00%, 5/28/51	35,000	24,580
Avianca Midco 2 PLC
9.00%, 12/1/28(f)	24,000	23,730
9.00%, 12/1/28(f)	45,000	44,592
BAE Systems Holdings, Inc.
3.85%, 12/15/25(f)	165,000	163,419
BAE Systems PLC
5.80%, 10/11/41(f)	225,000	236,114
Barclays PLC
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(a)	332,000	287,500
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(a)	1,409,000	1,593,350
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)	309,000	250,190
BAT Capital Corp.
3.56%, 8/15/27	149,000	144,789
4.91%, 4/2/30	176,000	176,084
6.34%, 8/2/30	460,000	490,220
4.39%, 8/15/37	200,000	178,750
7.08%, 8/2/53	13,000	14,935
British Telecommunications PLC
9.63%, 12/15/30	316,000	389,414
CK Hutchison International 21 Ltd.
2.50%, 4/15/31(f)	750,000	655,316
Diageo Capital PLC
3.88%, 5/18/28	412,000	405,574
5.88%, 9/30/36	29,000	31,489
3.88%, 4/29/43	24,000	20,410
Diageo Investment Corp.
4.25%, 5/11/42	24,000	21,485
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	55,000	52,680
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	10,000	10,465
6.38%, 5/15/38	206,000	230,852
4.20%, 3/18/43	7,000	6,216
HSBC Holdings PLC
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(a)	970,000	1,120,258
6.50%, 9/15/37	1,420,000	1,532,843
6.10%, 1/14/42	111,000	123,178
Imperial Brands Finance PLC
3.88%, 7/26/29(f)	200,000	190,860
Jaguar Land Rover Automotive PLC
5.50%, 7/15/29(f)	200,000	196,247
Lloyds Banking Group PLC
4.38%, 3/22/28	680,000	671,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
7.95%, 11/15/33, (7.953% fixed rate until 11/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(a)	$709,000	$809,553
LSEGA Financing PLC
2.50%, 4/6/31(f)	285,000	248,213
Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/28(f)	20,000	21,072
6.40%, 3/26/29(f)	20,000	20,779
8.13%, 3/30/29(f)	20,000	21,161
6.50%, 3/26/31(f)	20,000	20,908
Mead Johnson Nutrition Co.
5.90%, 11/1/39(b)	49,000	52,412
4.60%, 6/1/44	22,000	20,109
Nationwide Building Society
4.00%, 9/14/26(f)	515,000	504,881
NatWest Group PLC
4.80%, 4/5/26	231,000	231,160
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(a)	505,000	484,244
3.03%, 11/28/35, (3.032% fixed rate until 11/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(a)	341,000	298,669
NatWest Markets PLC
1.60%, 9/29/26(f)	229,000	216,768
nVent Finance SARL
4.55%, 4/15/28	30,000	29,845
2.75%, 11/15/31	22,000	18,943
5.65%, 5/15/33	36,000	36,927
RELX Capital, Inc.
4.00%, 3/18/29	59,000	57,643
3.00%, 5/22/30	54,000	49,771
4.75%, 5/20/32	36,000	35,926
Reynolds American, Inc.
6.15%, 9/15/43	516,000	532,610
5.85%, 8/15/45	588,000	584,037
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(a)	432,000	410,012
Smith & Nephew PLC
5.15%, 3/20/27	22,000	22,215
2.03%, 10/14/30	71,000	60,385
5.40%, 3/20/34	46,000	46,729
Standard Chartered PLC
3.60%, 1/12/33, (3.603% fixed rate until 1/12/32; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(f)	366,000	325,336
5.70%, 3/26/44(f)	301,000	309,825
Unilever Capital Corp.
3.50%, 3/22/28	512,000	499,723
Vmed O2 U.K. Financing I PLC
7.75%, 4/15/32(f)	290,000	294,774
Vodafone Group PLC
6.25%, 11/30/32	36,000	39,413
6.15%, 2/27/37	240,000	259,565
5.00%, 5/30/38	33,000	32,157
4.25%, 9/17/50	204,000	165,586
5.63%, 2/10/53	258,000	256,279
5.75%, 2/10/63	300,000	296,737
4.13%, 6/4/81, (4.125% fixed rate until 6/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(a)	280,000	250,406
5.13%, 6/4/81, (5.125% fixed rate until 6/4/51; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(a)	26,000	20,316
Total United Kingdom		17,941,702
United States — 30.9%
3M Co.
2.25%, 9/19/26	36,000	34,554
2.88%, 10/15/27	6,000	5,749
3.05%, 4/15/30	240,000	222,710
4.00%, 9/14/48	213,000	180,505
3.25%, 8/26/49	34,000	24,649
7-Eleven, Inc.
0.95%, 2/10/26(f)	52,000	49,622
1.30%, 2/10/28(f)	41,000	36,558
1.80%, 2/10/31(f)	70,000	57,398
2.50%, 2/10/41(f)	31,000	20,815
2.80%, 2/10/51(f)	96,000	58,878
Abbott Laboratories
3.88%, 9/15/25	10,000	9,956
3.75%, 11/30/26	35,000	34,630
1.15%, 1/30/28	15,000	13,658
1.40%, 6/30/30	13,000	11,142
4.75%, 11/30/36	35,000	34,817
6.15%, 11/30/37	10,000	11,226
6.00%, 4/1/39	10,000	11,144
5.30%, 5/27/40	15,000	15,662
4.75%, 4/15/43	15,000	14,737
4.90%, 11/30/46	67,000	65,801
AbbVie, Inc.
3.20%, 5/14/26	619,000	608,226
4.25%, 11/14/28	220,000	218,786
3.20%, 11/21/29	181,000	169,880
4.55%, 3/15/35	172,000	166,848
4.50%, 5/14/35	742,000	715,702
4.05%, 11/21/39	437,000	389,954
4.85%, 6/15/44	45,000	42,753
4.75%, 3/15/45	54,000	50,691
4.70%, 5/14/45	142,000	131,959
4.45%, 5/14/46	131,000	117,310
4.88%, 11/14/48	125,000	118,287
4.25%, 11/21/49	412,000	355,418
5.40%, 3/15/54	29,000	29,523
5.50%, 3/15/64	73,000	74,535
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(f)	18,000	17,540
5.00%, 4/15/29(f)	19,000	17,893
ACCO Brands Corp.
4.25%, 3/15/29(f)	93,000	86,405

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(f)	$38,000	$39,081
4.25%, 2/15/29(f)	29,000	27,474
6.00%, 8/1/29(f)	20,000	19,167
AdaptHealth LLC
6.13%, 8/1/28(f)	73,000	71,973
Adient Global Holdings Ltd.
7.00%, 4/15/28(f)	45,000	46,027
Adobe, Inc.
2.15%, 2/1/27	55,000	52,572
4.85%, 4/4/27	32,000	32,395
4.80%, 4/4/29	48,000	48,788
2.30%, 2/1/30	26,000	23,439
4.95%, 4/4/34	15,000	15,302
ADT Security Corp.
4.88%, 7/15/32(f)	58,000	54,448
Advance Auto Parts, Inc.
5.90%, 3/9/26	12,000	12,087
1.75%, 10/1/27	14,000	12,508
5.95%, 3/9/28	12,000	12,132
3.90%, 4/15/30(b)	20,000	18,046
3.50%, 3/15/32(b)	14,000	11,792
Advanced Drainage Systems, Inc.
5.00%, 9/30/27(f)	14,000	13,800
6.38%, 6/15/30(f)	20,000	20,215
Advanced Micro Devices, Inc.
4.39%, 6/1/52	38,000	33,485
Advantage Sales & Marketing, Inc.
6.50%, 11/15/28(f)	32,000	30,678
Adventist Health System
2.95%, 3/1/29	18,000	16,576
5.43%, 3/1/32	25,000	25,365
5.76%, 12/1/34	39,000	40,036
3.63%, 3/1/49	37,000	27,221
Advocate Health & Hospitals Corp.
3.83%, 8/15/28	8,000	7,826
2.21%, 6/15/30, Series 2020	6,000	5,306
4.27%, 8/15/48	121,000	107,167
3.39%, 10/15/49	9,000	6,826
3.01%, 6/15/50, Series 2020	8,000	5,654
AECOM
5.13%, 3/15/27	41,000	40,830
AEP Texas, Inc.
3.80%, 10/1/47	147,000	111,985
AEP Transmission Co. LLC
3.15%, 9/15/49	23,000	16,081
2.75%, 8/15/51, Series N	32,000	20,524
4.50%, 6/15/52, Series O	24,000	21,197
AES Corp.
1.38%, 1/15/26	63,000	60,462
7.60%, 1/15/55, (7.60% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.201% thereafter)(a)	39,000	40,602
Aetna, Inc.
6.63%, 6/15/36	79,000	86,547
4.13%, 11/15/42	266,000	215,517
Affiliated Managers Group, Inc.
3.30%, 6/15/30	24,000	22,122
5.50%, 8/20/34	28,000	28,163
Aflac, Inc.
1.13%, 3/15/26	28,000	26,831
2.88%, 10/15/26	21,000	20,384
3.60%, 4/1/30	21,000	20,056
4.00%, 10/15/46	20,000	16,472
4.75%, 1/15/49	27,000	24,815
AG Issuer LLC
6.25%, 3/1/28(f)	37,000	36,735
AGCO Corp.
5.45%, 3/21/27	24,000	24,323
5.80%, 3/21/34	50,000	51,421
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,484
2.75%, 9/15/29	36,000	33,019
2.10%, 6/4/30	36,000	31,355
2.30%, 3/12/31	61,000	52,828
Agree LP
2.00%, 6/15/28	21,000	19,125
2.90%, 10/1/30	25,000	22,355
4.80%, 10/1/32(b)	22,000	21,532
2.60%, 6/15/33(b)	22,000	18,121
5.63%, 6/15/34	40,000	41,143
AIG SunAmerica Global Financing X
6.90%, 3/15/32(f)	30,000	33,217
Air Lease Corp.
2.88%, 1/15/26	40,000	39,154
3.75%, 6/1/26	45,000	44,327
1.88%, 8/15/26	75,000	71,477
2.20%, 1/15/27(b)	45,000	42,748
3.63%, 4/1/27	30,000	29,347
3.63%, 12/1/27	30,000	29,077
5.85%, 12/15/27	100,000	103,122
2.10%, 9/1/28	30,000	27,278
4.63%, 10/1/28	30,000	29,892
5.10%, 3/1/29	30,000	30,447
3.25%, 10/1/29	45,000	42,039
3.00%, 2/1/30	45,000	41,029
3.13%, 12/1/30	55,000	49,796
2.88%, 1/15/32	55,000	47,981
Air Products & Chemicals, Inc.
2.05%, 5/15/30	13,000	11,449
2.70%, 5/15/40	121,000	90,615
Aircastle Ltd.
4.25%, 6/15/26	40,000	39,574
2.85%, 1/26/28(f)	31,000	29,079
6.50%, 7/18/28(f)	27,000	28,190
5.95%, 2/15/29(f)	27,000	27,837
Alabama Power Co.
3.13%, 7/15/51	39,000	27,247
3.00%, 3/15/52	51,000	35,084
Albemarle Corp.
4.65%, 6/1/27	40,000	39,855
5.05%, 6/1/32	43,000	42,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.45%, 12/1/44	$32,000	$29,937
5.65%, 6/1/52	41,000	37,662
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(f)	56,000	54,943
5.88%, 2/15/28(f)	413,000	411,498
Alcoa Nederland Holding BV
6.13%, 5/15/28(f)	266,000	269,997
Alcon Finance Corp.
5.38%, 12/6/32(f)	200,000	205,190
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	26,000	25,455
4.50%, 7/30/29	72,000	71,021
4.70%, 7/1/30	32,000	31,692
4.90%, 12/15/30	50,000	50,130
2.00%, 5/18/32	462,000	376,783
1.88%, 2/1/33	82,000	64,527
3.00%, 5/18/51	399,000	261,499
Alleghany Corp.
3.63%, 5/15/30	10,000	9,539
4.90%, 9/15/44	43,000	41,166
Allegion PLC
3.50%, 10/1/29	28,000	26,532
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	24,000	23,222
5.41%, 7/1/32	42,000	43,178
5.60%, 5/29/34	28,000	28,873
Alliant Energy Finance LLC
4.25%, 6/15/28(f)	12,000	11,743
5.95%, 3/30/29(f)	10,000	10,390
3.60%, 3/1/32(f)	15,000	13,598
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/1/29(f)	51,000	49,249
Allied Universal Holdco LLC
7.88%, 2/15/31(f)	17,000	17,418
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 6/1/28(f)	200,000	188,557
Allina Health System
3.89%, 4/15/49, Series 2019	16,000	13,059
2.90%, 11/15/51, Series 2021	16,000	10,573
Allison Transmission, Inc.
4.75%, 10/1/27(f)	33,000	32,346
5.88%, 6/1/29(f)	20,000	20,138
3.75%, 1/30/31(b)(f)	41,000	36,896
Allstate Corp.
0.75%, 12/15/25	35,000	33,655
3.28%, 12/15/26	34,000	33,203
1.45%, 12/15/30	45,000	37,101
5.25%, 3/30/33	55,000	56,084
5.35%, 6/1/33	25,000	25,709
5.55%, 5/9/35	50,000	52,361
5.95%, 4/1/36	35,000	37,987
4.50%, 6/15/43	45,000	40,199
4.20%, 12/15/46	65,000	54,990
3.85%, 8/10/49	45,000	35,795
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.120% thereafter)(a)	45,000	46,933
Ally Financial, Inc.
5.75%, 11/20/25	45,000	45,219
4.75%, 6/9/27	148,000	147,832
7.10%, 11/15/27	45,000	47,687
2.20%, 11/2/28	45,000	40,621
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(a)	50,000	52,576
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	70,000	73,513
8.00%, 11/1/31	40,000	45,153
8.00%, 11/1/31	143,000	161,158
6.70%, 2/14/33	20,000	20,656
Alphabet, Inc.
2.00%, 8/15/26	40,000	38,507
0.80%, 8/15/27	20,000	18,315
1.10%, 8/15/30	46,000	38,767
1.90%, 8/15/40	26,000	17,822
2.05%, 8/15/50	50,000	29,773
2.25%, 8/15/60	40,000	23,331
Alta Equipment Group, Inc.
9.00%, 6/1/29(f)	102,000	96,861
Altria Group, Inc.
4.80%, 2/14/29	441,000	441,072
5.80%, 2/14/39	335,000	346,018
5.38%, 1/31/44	555,000	550,144
4.00%, 2/4/61(b)	309,000	232,628
Amazon.com, Inc.
3.15%, 8/22/27	72,000	69,901
1.65%, 5/12/28	52,000	47,625
1.50%, 6/3/30	54,000	46,210
2.10%, 5/12/31	565,000	489,687
4.80%, 12/5/34	26,000	26,451
4.95%, 12/5/44	380,000	381,799
AMC Entertainment Holdings, Inc.
7.50%, 2/15/29(f)	83,000	74,115
AMC Networks, Inc.
4.25%, 2/15/29	82,000	62,445
Amcor Finance USA, Inc.
3.63%, 4/28/26	36,000	35,419
4.50%, 5/15/28	31,000	30,680
5.63%, 5/26/33	36,000	37,284
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	36,000	32,082
2.69%, 5/25/31	57,000	49,954
Ameren Corp.
3.65%, 2/15/26	20,000	19,738
5.70%, 12/1/26	65,000	66,250
1.95%, 3/15/27	30,000	28,323
1.75%, 3/15/28	30,000	27,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.00%, 1/15/29	$45,000	$45,488
3.50%, 1/15/31	55,000	51,141
Ameren Illinois Co.
3.80%, 5/15/28	30,000	29,377
1.55%, 11/15/30	10,000	8,423
3.85%, 9/1/32	10,000	9,383
4.95%, 6/1/33	10,000	10,079
4.15%, 3/15/46	20,000	17,309
3.70%, 12/1/47	33,000	26,177
4.50%, 3/15/49	20,000	17,965
3.25%, 3/15/50	20,000	14,470
2.90%, 6/15/51	25,000	16,776
5.90%, 12/1/52	15,000	16,342
5.55%, 7/1/54	41,000	43,038
American Airlines Pass-Through Trust
4.00%, 7/15/25, Series 2013-1, Class A	103,740	102,225
3.20%, 6/15/28, Series 2016-2, Class AA	103,016	97,715
3.35%, 10/15/29, Series 2017-2, Class AA	158,810	149,589
American Assets Trust LP
3.38%, 2/1/31	36,000	31,862
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	93,000	93,250
6.88%, 7/1/28	35,000	35,028
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(f)	29,000	27,872
3.88%, 11/15/29(b)(f)	25,000	23,201
American Electric Power Co., Inc.
3.25%, 3/1/50	36,000	24,660
3.88%, 2/15/62, (3.875% fixed rate until 2/15/27; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(a)	905,000	857,149
American Express Co.
4.20%, 11/6/25	55,000	54,842
4.90%, 2/13/26	90,000	90,315
3.13%, 5/20/26	80,000	78,433
1.65%, 11/4/26	80,000	75,720
2.55%, 3/4/27	130,000	124,554
5.65%, 4/23/27, (5.645% fixed rate until 4/23/26; Secured Overnight Financing Index + 0.75% thereafter)(a)	90,000	91,096
3.30%, 5/3/27	121,000	117,561
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	90,000	90,983
5.85%, 11/5/27	110,000	113,966
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	125,000	126,015
4.05%, 5/3/29	20,000	19,709
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(a)	110,000	112,044
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	97,000	99,780
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(a)	30,000	32,596
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(a)	15,000	14,976
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(a)	26,000	25,313
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(a)	25,000	25,240
5.63%, 7/28/34, (5.625% fixed rate until 7/28/33; Secured Overnight Financing Rate + 1.93% thereafter)(a)	10,000	10,304
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(a)	10,000	10,483
4.05%, 12/3/42	45,000	39,728
American Express Credit Corp.
3.30%, 5/3/27	25,000	24,386
American Financial Group, Inc.
5.25%, 4/2/30	22,000	22,567
4.50%, 6/15/47	55,000	48,209
American Homes 4 Rent LP
4.25%, 2/15/28	30,000	29,563
4.90%, 2/15/29	25,000	25,086
2.38%, 7/15/31	30,000	25,538
3.63%, 4/15/32	43,000	39,197
5.50%, 2/1/34	45,000	45,894
3.38%, 7/15/51	25,000	17,445
4.30%, 4/15/52	50,000	41,107
American Honda Finance Corp.
1.00%, 9/10/25	55,000	53,494
4.90%, 3/12/27	151,000	152,390
4.70%, 1/12/28	136,000	137,099
3.50%, 2/15/28	37,000	35,938
2.00%, 3/24/28	55,000	50,792
5.13%, 7/7/28	59,000	60,156
5.65%, 11/15/28	59,000	61,323
2.25%, 1/12/29	40,000	36,507
4.90%, 3/13/29	55,000	55,638
4.60%, 4/17/30	14,000	13,964
5.85%, 10/4/30	10,000	10,566
1.80%, 1/13/31	11,000	9,316
4.90%, 1/10/34(b)	15,000	14,952
American International Group, Inc.
4.20%, 4/1/28	21,000	20,718
3.40%, 6/30/30	24,000	22,386
5.13%, 3/27/33	75,000	75,891
3.88%, 1/15/35	46,000	41,855
4.50%, 7/16/44	68,000	60,941
4.80%, 7/10/45	68,000	63,182
4.75%, 4/1/48	91,000	84,088

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.75%, 4/1/48, Series A-9, (5.75% fixed rate until 4/1/28; Secured Overnight Financing Rate + 2.868% thereafter)(a)	$77,000	$76,684
4.38%, 6/30/50	121,000	105,552
American Tower Corp.
1.30%, 9/15/25	30,000	29,166
4.40%, 2/15/26	31,000	30,871
1.60%, 4/15/26	45,000	43,167
1.45%, 9/15/26	35,000	33,052
3.38%, 10/15/26	60,000	58,580
2.75%, 1/15/27	45,000	43,288
3.13%, 1/15/27	25,000	24,264
3.65%, 3/15/27	40,000	39,121
3.55%, 7/15/27	46,000	44,779
3.60%, 1/15/28	45,000	43,590
1.50%, 1/31/28	40,000	36,261
5.50%, 3/15/28	45,000	46,043
5.25%, 7/15/28	40,000	40,686
5.80%, 11/15/28	45,000	46,651
5.20%, 2/15/29	40,000	40,669
3.95%, 3/15/29	35,000	33,919
3.80%, 8/15/29	120,000	115,158
2.90%, 1/15/30	55,000	50,280
2.10%, 6/15/30	55,000	47,753
1.88%, 10/15/30	55,000	46,708
2.70%, 4/15/31	50,000	44,004
2.30%, 9/15/31	50,000	42,501
4.05%, 3/15/32	45,000	42,629
5.65%, 3/15/33	55,000	56,990
5.55%, 7/15/33	60,000	61,764
5.90%, 11/15/33	56,000	59,061
5.45%, 2/15/34(b)	45,000	46,096
3.70%, 10/15/49	55,000	41,873
3.10%, 6/15/50	95,000	64,930
2.95%, 1/15/51	95,000	63,066
American Transmission Systems, Inc.
2.65%, 1/15/32(f)	25,000	21,742
5.00%, 9/1/44(f)	16,000	15,379
American University
3.67%, 4/1/49, Series 2019	48,000	38,610
American Water Capital Corp.
2.95%, 9/1/27	35,000	33,560
3.75%, 9/1/28	39,000	37,907
3.45%, 6/1/29	40,000	38,067
2.80%, 5/1/30	36,000	32,767
2.30%, 6/1/31	40,000	34,631
4.45%, 6/1/32	55,000	54,034
5.15%, 3/1/34	50,000	50,898
6.59%, 10/15/37	70,000	79,705
4.30%, 12/1/42	45,000	39,885
4.30%, 9/1/45	30,000	26,129
4.00%, 12/1/46	25,000	20,695
3.75%, 9/1/47	68,000	53,490
4.20%, 9/1/48	70,000	59,099
4.15%, 6/1/49	50,000	41,850
3.45%, 5/1/50	45,000	33,390
3.25%, 6/1/51	50,000	35,687
5.45%, 3/1/54	65,000	66,153
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 5/20/25	5,000	4,989
5.75%, 5/20/27	138,000	133,312
Ameriprise Financial, Inc.
2.88%, 9/15/26	32,000	31,152
5.70%, 12/15/28	39,000	40,708
4.50%, 5/13/32	10,000	9,846
5.15%, 5/15/33	15,000	15,330
AmFam Holdings, Inc.
2.81%, 3/11/31(f)	35,000	27,510
3.83%, 3/11/51(f)	20,000	12,496
Amgen, Inc.
2.30%, 2/25/31	825,000	715,437
6.40%, 2/1/39	1,985,000	2,175,340
3.15%, 2/21/40	437,000	338,345
5.65%, 6/15/42	100,000	102,425
5.60%, 3/2/43	54,000	54,969
4.40%, 5/1/45	619,000	538,835
5.75%, 3/2/63	175,000	178,811
AMN Healthcare, Inc.
4.63%, 10/1/27(f)	20,000	19,189
4.00%, 4/15/29(f)	22,000	19,988
Amphenol Corp.
4.75%, 3/30/26	22,000	22,033
5.05%, 4/5/27	27,000	27,320
5.05%, 4/5/29	27,000	27,488
4.35%, 6/1/29	36,000	35,652
2.80%, 2/15/30	64,000	58,528
2.20%, 9/15/31	54,000	45,902
5.25%, 4/5/34	43,000	44,070
Amsted Industries, Inc.
5.63%, 7/1/27(f)	16,000	15,920
4.63%, 5/15/30(f)	16,000	15,120
AmWINS Group, Inc.
4.88%, 6/30/29(f)	59,000	56,232
Analog Devices, Inc.
3.50%, 12/5/26	62,000	60,935
3.45%, 6/15/27	29,000	28,327
1.70%, 10/1/28	52,000	47,090
2.10%, 10/1/31	21,000	17,952
5.05%, 4/1/34	11,000	11,214
2.80%, 10/1/41	37,000	27,238
5.30%, 12/15/45	17,000	17,081
2.95%, 10/1/51	86,000	58,437
5.30%, 4/1/54	27,000	27,284
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 3/1/27(f)	27,000	27,033
5.75%, 1/15/28(f)	27,000	26,933
5.38%, 6/15/29(b)(f)	31,000	30,451
6.63%, 2/1/32(f)	89,000	90,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 4/15/30(b)(f)	$27,000	$25,155
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(f)	24,000	20,877
5.25%, 4/15/30(f)	19,000	15,402
Aon Corp.
4.50%, 12/15/28	20,000	19,910
3.75%, 5/2/29	55,000	53,061
2.80%, 5/15/30	111,000	100,820
6.25%, 9/30/40	25,000	27,105
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	35,000	33,576
2.05%, 8/23/31	30,000	25,340
2.60%, 12/2/31	35,000	30,451
5.00%, 9/12/32	35,000	35,394
5.35%, 2/28/33	55,000	56,378
2.90%, 8/23/51	55,000	35,980
3.90%, 2/28/52	80,000	62,700
Aon Global Ltd.
3.88%, 12/15/25	45,000	44,626
4.60%, 6/14/44	50,000	44,819
4.75%, 5/15/45	55,000	50,148
Aon North America, Inc.
5.13%, 3/1/27	35,000	35,404
5.15%, 3/1/29	60,000	61,054
5.30%, 3/1/31	45,000	46,320
5.45%, 3/1/34	125,000	128,701
5.75%, 3/1/54	180,000	187,013
Apache Corp.
4.38%, 10/15/28	20,000	19,469
4.25%, 1/15/30(b)	37,000	35,272
6.00%, 1/15/37	40,000	40,876
5.10%, 9/1/40	120,000	106,257
5.25%, 2/1/42(b)	35,000	31,143
4.75%, 4/15/43	40,000	33,105
5.35%, 7/1/49	35,000	30,065
APi Group DE, Inc.
4.13%, 7/15/29(f)	14,000	13,050
4.75%, 10/15/29(f)	11,000	10,571
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(f)	20,000	17,831
Apollo Debt Solutions BDC
6.90%, 4/13/29(f)	41,000	42,735
6.70%, 7/29/31(f)	42,000	43,641
Apollo Global Management, Inc.
6.38%, 11/15/33	10,000	11,093
5.80%, 5/21/54	41,000	43,516
Apollo Management Holdings LP
4.40%, 5/27/26(f)	20,000	19,874
4.87%, 2/15/29(f)	28,000	28,024
2.65%, 6/5/30(f)	20,000	17,830
Appalachian Power Co.
7.00%, 4/1/38	515,000	592,148
4.45%, 6/1/45	309,000	263,723
Apple, Inc.
3.25%, 2/23/26	67,000	66,150
3.35%, 2/9/27	412,000	404,250
1.20%, 2/8/28	51,000	46,427
1.65%, 5/11/30(b)	36,000	31,356
2.38%, 2/8/41	309,000	223,476
3.85%, 5/4/43	412,000	357,961
2.65%, 5/11/50	291,000	192,530
Applied Materials, Inc.
3.30%, 4/1/27	406,000	396,539
4.35%, 4/1/47	49,000	43,660
2.75%, 6/1/50	131,000	86,995
Aptiv PLC
4.35%, 3/15/29(b)	20,000	19,689
4.40%, 10/1/46	25,000	19,845
5.40%, 3/15/49	30,000	27,144
3.10%, 12/1/51	135,000	83,051
Aptiv PLC/Aptiv Corp.
3.25%, 3/1/32	55,000	48,442
4.15%, 5/1/52	90,000	67,342
Aramark Services, Inc.
5.00%, 2/1/28(f)	47,000	46,195
Arch Capital Finance LLC
4.01%, 12/15/26	30,000	29,607
5.03%, 12/15/46	40,000	37,632
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	28,978
3.64%, 6/30/50	90,000	68,260
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	45,000	43,067
Archer-Daniels-Midland Co.
2.50%, 8/11/26	73,000	70,590
3.25%, 3/27/30	21,000	19,623
2.90%, 3/1/32	15,000	13,316
5.94%, 10/1/32	249,000	270,186
4.50%, 8/15/33	10,000	9,785
5.38%, 9/15/35	19,000	19,817
4.54%, 3/26/42	21,000	19,396
4.02%, 4/16/43	20,000	17,279
3.75%, 9/15/47	22,000	17,370
4.50%, 3/15/49	33,000	29,527
2.70%, 9/15/51	43,000	27,596
Arches Buyer, Inc.
4.25%, 6/1/28(f)	39,000	36,432
6.13%, 12/1/28(f)	20,000	18,153
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27(f)	8,000	8,045
6.25%, 4/1/28(f)	33,000	33,139
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 6/15/27(f)	200,000	199,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 8/15/27(f)	$200,000	$123,569
Ares Capital Corp.
2.88%, 6/15/28	514,000	474,204
Ares Finance Co. II LLC
3.25%, 6/15/30(b)(f)	16,000	14,696
Ares Finance Co. III LLC
4.13%, 6/30/51, (4.125% fixed rate until 6/30/26; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(a)(f)	18,000	17,257
Ares Finance Co. IV LLC
3.65%, 2/1/52(f)	20,000	14,792
Ares Management Corp.
6.38%, 11/10/28	30,000	31,728
Ares Strategic Income Fund
6.35%, 8/15/29(f)	50,000	51,203
Aretec Group, Inc.
7.50%, 4/1/29(f)	16,000	16,015
10.00%, 8/15/30(f)	29,000	32,120
Arizona Public Service Co.
2.95%, 9/15/27	204,000	195,443
4.35%, 11/15/45	22,000	18,859
3.35%, 5/15/50	350,000	251,049
Arko Corp.
5.13%, 11/15/29(f)	18,000	16,601
Arrow Electronics, Inc.
3.88%, 1/12/28	30,000	29,128
2.95%, 2/15/32	36,000	31,164
5.88%, 4/10/34	36,000	36,773
Arsenal AIC Parent LLC
8.00%, 10/1/30(f)	29,000	30,582
11.50%, 10/1/31(f)	20,000	22,617
Artera Services LLC
8.50%, 2/15/31(f)	25,000	24,877
Arthur J Gallagher & Co.
2.40%, 11/9/31(b)	30,000	25,591
5.50%, 3/2/33	25,000	25,829
6.50%, 2/15/34	30,000	32,933
5.45%, 7/15/34	45,000	46,250
3.50%, 5/20/51	75,000	54,584
3.05%, 3/9/52	30,000	19,680
5.75%, 3/2/53	55,000	56,519
6.75%, 2/15/54	55,000	64,127
5.75%, 7/15/54	55,000	56,872
Asbury Automotive Group, Inc.
4.63%, 11/15/29(f)	96,000	91,348
Ascension Health
2.53%, 11/15/29, Series B	18,000	16,470
3.11%, 11/15/39, Series B	12,000	9,585
3.95%, 11/15/46	35,000	29,938
4.85%, 11/15/53	72,000	69,371
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 6/30/29(f)	45,000	44,252
Ashland, Inc.
3.38%, 9/1/31(f)	42,000	36,756
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 1/15/28(f)	10,000	10,080
4.63%, 8/1/29(f)	14,000	13,125
4.63%, 4/1/30(f)	18,000	16,712
ASP Unifrax Holdings, Inc.
7.10%, 9/30/29, PIK(f)	79,000	45,921
Assurant, Inc.
4.90%, 3/27/28	18,000	18,025
3.70%, 2/22/30(b)	25,000	23,530
2.65%, 1/15/32	25,000	21,427
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.135% thereafter)(a)	17,000	17,457
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	22,000	23,076
3.15%, 6/15/31(b)	38,000	34,208
3.60%, 9/15/51	49,000	35,718
AssuredPartners, Inc.
5.63%, 1/15/29(f)	23,000	21,865
7.50%, 2/15/32(f)	20,000	20,365
AT&T, Inc.
2.55%, 12/1/33	1,716,000	1,417,287
4.50%, 5/15/35	327,000	311,429
5.25%, 3/1/37	95,000	95,689
5.35%, 9/1/40	11,000	11,013
3.50%, 6/1/41	589,000	472,714
5.55%, 8/15/41	995,000	1,011,104
5.15%, 3/15/42	89,000	86,300
4.30%, 12/15/42	15,000	13,111
3.10%, 2/1/43	60,000	45,125
5.15%, 11/15/46	385,000	370,729
3.65%, 6/1/51	412,000	307,303
3.50%, 9/15/53	679,000	486,225
3.55%, 9/15/55	680,000	484,823
3.80%, 12/1/57	509,000	376,303
AthenaHealth Group, Inc.
6.50%, 2/15/30(f)	209,000	200,495
Athene Holding Ltd.
3.95%, 5/25/51	423,000	323,645
ATI, Inc.
5.88%, 12/1/27	31,000	30,970
4.88%, 10/1/29	13,000	12,501
7.25%, 8/15/30	17,000	17,795
5.13%, 10/1/31	21,000	19,967
Atkore, Inc.
4.25%, 6/1/31(f)	16,000	14,565
Atlantic City Electric Co.
4.00%, 10/15/28	19,000	18,647
2.30%, 3/15/31	7,000	6,068
Atlassian Corp.
5.25%, 5/15/29	30,000	30,618
5.50%, 5/15/34	35,000	35,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Atmos Energy Corp.
2.63%, 9/15/29	$110,000	$101,605
2.85%, 2/15/52	316,000	206,328
Autodesk, Inc.
3.50%, 6/15/27	30,000	29,231
2.85%, 1/15/30	96,000	87,943
2.40%, 12/15/31	71,000	60,922
AutoNation, Inc.
3.85%, 3/1/32	137,000	124,997
AutoZone, Inc.
3.13%, 4/21/26	25,000	24,483
5.05%, 7/15/26	30,000	30,236
3.75%, 6/1/27	35,000	34,316
4.50%, 2/1/28	30,000	29,938
6.25%, 11/1/28	30,000	31,682
3.75%, 4/18/29	30,000	28,891
4.00%, 4/15/30	55,000	53,103
1.65%, 1/15/31	45,000	37,570
4.75%, 8/1/32	55,000	54,345
4.75%, 2/1/33	40,000	39,250
5.20%, 8/1/33	20,000	20,165
6.55%, 11/1/33	35,000	38,439
AvalonBay Communities, Inc.
3.30%, 6/1/29	182,000	172,468
2.45%, 1/15/31	6,000	5,288
2.05%, 1/15/32	14,000	11,858
3.90%, 10/15/46	17,000	13,952
4.35%, 4/15/48	15,000	13,114
Avantor Funding, Inc.
4.63%, 7/15/28(f)	63,000	60,923
3.88%, 11/1/29(f)	33,000	30,666
Avery Dennison Corp.
4.88%, 12/6/28	223,000	224,547
2.65%, 4/30/30	36,000	32,412
2.25%, 2/15/32	36,000	30,089
5.75%, 3/15/33	29,000	30,563
Aviation Capital Group LLC
4.88%, 10/1/25(f)	12,000	11,995
1.95%, 1/30/26(f)	31,000	29,941
1.95%, 9/20/26(f)	31,000	29,362
3.50%, 11/1/27(f)	31,000	29,777
6.25%, 4/15/28(f)	25,000	25,972
6.75%, 10/25/28(f)	30,000	31,746
6.38%, 7/15/30(f)	20,000	21,196
Avient Corp.
7.13%, 8/1/30(f)	30,000	31,111
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(f)	14,000	13,832
5.75%, 7/15/27(f)	16,000	15,886
4.75%, 4/1/28(f)	20,000	19,004
5.38%, 3/1/29(b)(f)	25,000	23,832
8.00%, 2/15/31(b)(f)	20,000	20,864
Avista Corp.
4.35%, 6/1/48	20,000	17,436
4.00%, 4/1/52	22,000	17,598
Avnet, Inc.
4.63%, 4/15/26(b)	34,000	33,836
6.25%, 3/15/28	30,000	31,099
3.00%, 5/15/31	21,000	18,216
5.50%, 6/1/32	21,000	21,111
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(f)	150,000	147,402
AXIS Specialty Finance LLC
3.90%, 7/15/29	22,000	21,143
4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(a)	30,000	28,630
AXIS Specialty Finance PLC
4.00%, 12/6/27	21,000	20,517
B&G Foods, Inc.
5.25%, 9/15/27	22,000	21,030
8.00%, 9/15/28(f)	22,000	22,647
Baker Hughes Holdings LLC
5.13%, 9/15/40	75,000	74,374
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	33,000	31,458
3.34%, 12/15/27	74,000	71,474
3.14%, 11/7/29	11,000	10,281
4.49%, 5/1/30	10,000	9,926
4.08%, 12/15/47	88,000	73,321
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 5/15/31(f)	25,000	25,753
Ball Corp.
6.00%, 6/15/29	34,000	34,755
Baltimore Gas & Electric Co.
2.40%, 8/15/26	19,000	18,360
2.25%, 6/15/31	12,000	10,368
5.30%, 6/1/34	8,000	8,231
6.35%, 10/1/36	26,000	29,003
3.50%, 8/15/46	33,000	25,161
3.75%, 8/15/47	20,000	15,831
4.25%, 9/15/48	20,000	17,032
3.20%, 9/15/49	26,000	18,400
2.90%, 6/15/50	26,000	17,408
4.55%, 6/1/52	33,000	29,400
5.40%, 6/1/53	46,000	46,479
5.65%, 6/1/54	26,000	27,265
Bank of America Corp.
4.45%, 3/3/26	337,000	335,672
3.50%, 4/19/26	412,000	406,205
4.25%, 10/22/26	795,000	788,741
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(a)	421,000	413,272
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	1,335,000	1,283,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	$825,000	$735,944
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(a)	331,000	290,521
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)	455,000	405,543
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(a)	1,005,000	732,061
5.88%, 2/7/42	251,000	272,734
5.00%, 1/21/44	215,000	211,281
4.75%, 4/21/45, Series L	50,000	46,791
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter) (a)	186,000	161,786
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter) (a)	394,000	328,733
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(a)	65,000	43,024
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(a)	65,000	49,141
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)	221,000	150,817
Bank of New York Mellon Corp.
2.45%, 8/17/26	100,000	96,930
1.05%, 10/15/26	166,000	155,977
3.25%, 5/16/27	309,000	300,689
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter) (a)	100,000	97,548
3.00%, 10/30/28	322,000	304,255
3.30%, 8/23/29	15,000	14,111
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	73,000	73,947
1.65%, 1/28/31	145,000	122,314
1.80%, 7/28/31	10,000	8,489
2.50%, 1/26/32	9,000	7,829
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(a)	15,000	14,449
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(a)	31,000	32,924
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(a)	21,000	21,082
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	6,000	6,648
BankUnited, Inc.
4.88%, 11/17/25	25,000	24,959
5.13%, 6/11/30	43,000	42,108
Banner Health
2.34%, 1/1/30	6,000	5,384
1.90%, 1/1/31	6,000	5,119
2.91%, 1/1/42	7,000	5,238
3.18%, 1/1/50, Series 2020	6,000	4,371
2.91%, 1/1/51	6,000	4,092
Baptist Healthcare System Obligated Group
3.54%, 8/15/50, Series 20B	44,000	33,078
Basin Electric Power Cooperative
4.75%, 4/26/47(f)	36,000	31,686
Bath & Body Works, Inc.
6.63%, 10/1/30(f)	132,000	135,228
7.60%, 7/15/37	55,000	55,798
Bausch & Lomb Corp.
8.38%, 10/1/28(f)	57,000	59,759
Bausch Health Cos., Inc.
4.88%, 6/1/28(f)	203,000	168,867
6.25%, 2/15/29(f)	187,000	120,710
5.25%, 2/15/31(f)	100,000	55,199
Baxalta, Inc.
5.25%, 6/23/45	751,000	728,832
Baxter International, Inc.
2.60%, 8/15/26	45,000	43,477
1.92%, 2/1/27	90,000	84,866
2.27%, 12/1/28	75,000	68,107
3.95%, 4/1/30	35,000	33,477
1.73%, 4/1/31	45,000	37,380
2.54%, 2/1/32	110,000	93,922
3.50%, 8/15/46	65,000	47,453
3.13%, 12/1/51	146,000	96,789
Bayer Corp.
6.65%, 2/15/28(f)	245,000	255,222
Baylor Scott & White Holdings
1.78%, 11/15/30, Series 2021	6,000	5,117
4.19%, 11/15/45	9,000	7,897
3.97%, 11/15/46	8,000	6,769
2.84%, 11/15/50, Series 2021	18,000	12,193
BCPE Empire Holdings, Inc.
7.63%, 5/1/27(f)	9,000	9,039
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/27, PIK(f)	16,000	15,692
Beacon Roofing Supply, Inc.
4.50%, 11/15/26(f)	12,000	11,881
4.13%, 5/15/29(b)(f)	14,000	13,493
6.50%, 8/1/30(f)	25,000	25,678
Beazer Homes USA, Inc.
5.88%, 10/15/27(b)	15,000	14,927
7.25%, 10/15/29(b)	14,000	14,306
7.50%, 3/15/31(f)	10,000	10,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Becton Dickinson & Co.
4.69%, 2/13/28	$50,000	$50,203
4.87%, 2/8/29	40,000	40,329
5.08%, 6/7/29	37,000	37,559
2.82%, 5/20/30	55,000	49,864
1.96%, 2/11/31	71,000	60,159
4.30%, 8/22/32	35,000	33,593
5.11%, 2/8/34	35,000	35,316
4.69%, 12/15/44	90,000	81,692
4.67%, 6/6/47	135,000	121,538
3.79%, 5/20/50	50,000	39,182
BellRing Brands, Inc.
7.00%, 3/15/30(b)(f)	34,000	35,355
Belo Corp.
7.75%, 6/1/27	8,000	8,334
7.25%, 9/15/27	10,000	10,393
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	33,000	31,728
3.70%, 7/15/30	22,000	21,058
1.65%, 5/15/31	10,000	8,307
6.13%, 4/1/36	439,000	474,837
5.95%, 5/15/37	36,000	38,730
2.85%, 5/15/51	85,000	55,778
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	209,000	183,515
4.25%, 1/15/49	29,000	25,790
2.85%, 10/15/50	35,000	23,554
Berkshire Hathaway, Inc.
3.13%, 3/15/26	99,000	97,433
Berry Global, Inc.
1.57%, 1/15/26	94,000	90,654
4.50%, 2/15/26(f)	12,000	11,944
4.88%, 7/15/26(f)	25,000	24,956
1.65%, 1/15/27(b)	84,000	78,745
5.63%, 7/15/27(f)	21,000	20,997
5.50%, 4/15/28	30,000	30,522
5.80%, 6/15/31(f)	56,000	58,051
5.65%, 1/15/34(f)	57,000	58,437
Best Buy Co., Inc.
4.45%, 10/1/28	171,000	169,863
Biogen, Inc.
4.05%, 9/15/25	108,000	107,393
2.25%, 5/1/30	105,000	91,886
5.20%, 9/15/45	100,000	94,806
3.15%, 5/1/50	135,000	90,608
3.25%, 2/15/51	65,000	44,567
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	24,000	23,286
3.70%, 3/15/32	57,000	51,986
Black Hills Corp.
3.95%, 1/15/26	73,000	72,289
3.15%, 1/15/27	25,000	24,173
5.95%, 3/15/28	22,000	22,868
3.05%, 10/15/29	29,000	26,801
2.50%, 6/15/30	29,000	25,534
4.35%, 5/1/33	29,000	27,390
6.15%, 5/15/34	41,000	43,832
6.00%, 1/15/35	31,000	32,769
4.20%, 9/15/46	27,000	22,379
3.88%, 10/15/49	27,000	20,728
BlackRock Funding, Inc.
4.60%, 7/26/27	16,000	16,114
4.70%, 3/14/29	10,000	10,127
5.00%, 3/14/34	20,000	20,310
4.90%, 1/8/35	10,000	10,120
5.25%, 3/14/54	31,000	31,145
5.35%, 1/8/55	24,000	24,479
Blackrock, Inc.
3.20%, 3/15/27	14,000	13,667
3.25%, 4/30/29	20,000	19,116
2.40%, 4/30/30	20,000	17,974
1.90%, 1/28/31	25,000	21,451
2.10%, 2/25/32	20,000	16,908
4.75%, 5/25/33	25,000	25,077
Blackstone Holdings Finance Co. LLC
6.20%, 4/22/33(f)	360,000	389,606
Blackstone Private Credit Fund
7.05%, 9/29/25	50,000	50,806
2.63%, 12/15/26	75,000	71,123
3.25%, 3/15/27	61,000	58,383
7.30%, 11/27/28	30,000	31,692
4.00%, 1/15/29(b)	40,000	38,120
6.25%, 1/25/31	35,000	35,935
Blackstone Secured Lending Fund
2.75%, 9/16/26	97,000	92,899
Block Financial LLC
5.25%, 10/1/25	21,000	21,042
2.50%, 7/15/28	30,000	27,503
3.88%, 8/15/30	46,000	43,007
Block, Inc.
2.75%, 6/1/26	41,000	39,691
3.50%, 6/1/31	41,000	36,846
6.50%, 5/15/32(f)	82,000	84,300
Blue Owl Capital Corp.
3.40%, 7/15/26	114,000	110,404
2.88%, 6/11/28	101,000	92,339
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	21,093
4.70%, 2/8/27	31,000	30,404
7.75%, 9/16/27	37,000	38,856
7.95%, 6/13/28	40,000	42,679
7.75%, 1/15/29	34,000	36,397
6.65%, 3/15/31	54,000	55,545
Blue Owl Finance LLC
3.13%, 6/10/31	151,000	132,904
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26(f)	12,000	12,007
7.00%, 7/15/29(f)	20,000	20,600
7.25%, 7/15/32(f)	20,000	20,767
Boardwalk Pipelines LP
5.95%, 6/1/26	34,000	34,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
4.45%, 7/15/27	$31,000	$30,722
4.80%, 5/3/29	36,000	35,850
3.40%, 2/15/31	36,000	32,803
3.60%, 9/1/32	36,000	32,234
5.63%, 8/1/34	54,000	55,247
Boeing Co.
2.20%, 2/4/26	412,000	398,386
5.04%, 5/1/27	412,000	412,443
6.30%, 5/1/29(f)	108,000	112,743
5.15%, 5/1/30	507,000	505,536
6.53%, 5/1/34(f)	231,000	245,676
3.50%, 3/1/39	495,000	376,048
5.71%, 5/1/40	412,000	400,477
5.81%, 5/1/50	248,000	237,743
6.86%, 5/1/54(f)	231,000	251,586
5.93%, 5/1/60	908,000	861,855
Boise Cascade Co.
4.88%, 7/1/30(f)	16,000	15,309
Bon Secours Mercy Health, Inc.
3.46%, 6/1/30	123,000	116,798
2.10%, 6/1/31, Series 20-2	195,000	166,025
3.21%, 6/1/50, Series 20-2	16,000	11,358
Booking Holdings, Inc.
4.63%, 4/13/30	80,000	80,262
Boost Newco Borrower LLC
7.50%, 1/15/31(f)	200,000	211,523
BorgWarner, Inc.
2.65%, 7/1/27	252,000	240,535
4.38%, 3/15/45	41,000	34,758
Boston Properties LP
4.50%, 12/1/28	62,000	60,803
3.40%, 6/21/29	53,000	49,144
2.90%, 3/15/30	409,000	365,463
2.55%, 4/1/32	147,000	121,237
Boston Scientific Corp.
4.00%, 3/1/28	20,000	19,674
2.65%, 6/1/30	85,000	76,918
6.50%, 11/15/35	30,000	33,822
4.55%, 3/1/39	40,000	38,091
7.38%, 1/15/40	25,000	30,251
4.70%, 3/1/49	60,000	56,133
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,204
4.75%, 6/15/31(f)	77,000	72,150
Boyne USA, Inc.
4.75%, 5/15/29(f)	28,000	26,833
BP Capital Markets America, Inc.
3.94%, 9/21/28	412,000	403,789
4.23%, 11/6/28	100,000	98,980
3.63%, 4/6/30(b)	155,000	147,941
1.75%, 8/10/30	20,000	17,151
2.72%, 1/12/32	190,000	166,189
4.81%, 2/13/33	350,000	347,220
5.23%, 11/17/34	33,000	33,530
3.06%, 6/17/41	89,000	67,156
3.00%, 2/24/50	109,000	73,672
2.77%, 11/10/50	98,000	62,816
3.38%, 2/8/61	132,000	89,875
Brand Industrial Services, Inc.
10.38%, 8/1/30(f)	55,000	58,390
Brandywine Operating Partnership LP
3.95%, 11/15/27	18,000	17,051
8.30%, 3/15/28	51,000	53,908
Bread Financial Holdings, Inc.
9.75%, 3/15/29(f)	37,000	39,741
Brighthouse Financial, Inc.
5.63%, 5/15/30	399,000	413,415
Brightline East LLC
11.00%, 1/31/30(f)	200,000	185,624
Brink's Co.
4.63%, 10/15/27(f)	55,000	53,648
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	66,639
3.90%, 2/20/28	412,000	406,100
3.40%, 7/26/29	176,000	167,828
4.13%, 6/15/39	976,000	880,146
2.35%, 11/13/40	412,000	287,380
4.55%, 2/20/48	167,000	150,360
2.55%, 11/13/50	98,000	60,623
3.90%, 3/15/62	129,000	98,643
5.65%, 2/22/64	210,000	215,494
Brixmor Operating Partnership LP
4.13%, 6/15/26	35,000	34,687
3.90%, 3/15/27	25,000	24,508
2.25%, 4/1/28	20,000	18,383
4.13%, 5/15/29	55,000	53,290
4.05%, 7/1/30	57,000	54,500
2.50%, 8/16/31	35,000	29,942
5.50%, 2/15/34	30,000	30,455
5.75%, 2/15/35	31,000	32,134
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 1/15/28	49,000	47,370
Broadcom, Inc.
5.05%, 7/12/27	78,000	78,854
1.95%, 2/15/28(f)	47,000	43,263
4.00%, 4/15/29(f)	25,000	24,254
4.75%, 4/15/29	103,000	103,129
4.30%, 11/15/32	178,000	170,912
3.14%, 11/15/35(f)	1,630,000	1,359,272
4.93%, 5/15/37(f)	434,000	422,094
3.75%, 2/15/51(f)	44,000	33,924
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	30,000	29,415
2.90%, 12/1/29	54,000	49,446
2.60%, 5/1/31	72,000	62,644
BroadStreet Partners, Inc.
5.88%, 4/15/29(f)	34,000	32,848
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
5.75%, 5/15/26(b)(f)	35,000	34,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
4.50%, 4/1/27(f)	$28,000	$26,986
Brown & Brown, Inc.
2.38%, 3/15/31	306,000	262,741
Brown-Forman Corp.
4.75%, 4/15/33	13,000	13,012
4.00%, 4/15/38	16,000	14,424
4.50%, 7/15/45	27,000	24,854
Brunswick Corp.
5.85%, 3/18/29(b)	136,000	139,742
2.40%, 8/18/31	136,000	113,812
4.40%, 9/15/32	32,000	30,023
5.10%, 4/1/52	27,000	22,371
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,428
4.13%, 12/1/27	22,000	21,230
4.50%, 3/1/28(f)	21,000	20,284
5.85%, 11/15/43(b)	27,000	23,898
5.60%, 10/15/44	12,000	10,177
Builders FirstSource, Inc.
5.00%, 3/1/30(f)	23,000	22,272
4.25%, 2/1/32(f)	54,000	49,275
6.38%, 6/15/32(f)	29,000	29,673
6.38%, 3/1/34(f)	41,000	41,833
Bunge Ltd. Finance Corp.
3.25%, 8/15/26	43,000	41,990
3.75%, 9/25/27	37,000	36,238
2.75%, 5/14/31	72,000	63,768
Burford Capital Global Finance LLC
6.25%, 4/15/28(f)	200,000	199,537
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	535,000	489,324
3.55%, 2/15/50	166,000	127,936
3.05%, 2/15/51	38,000	26,448
3.30%, 9/15/51	274,000	199,906
2.88%, 6/15/52	196,000	130,291
4.45%, 1/15/53	75,000	66,797
5.50%, 3/15/55	85,000	88,488
Burlington Resources LLC
7.20%, 8/15/31	9,000	10,229
7.40%, 12/1/31	8,000	9,264
5.95%, 10/15/36	40,000	43,024
BWX Technologies, Inc.
4.13%, 6/30/28(f)	16,000	15,220
4.13%, 4/15/29(f)	16,000	15,072
Cable One, Inc.
4.00%, 11/15/30(b)(f)	27,000	22,538
Cabot Corp.
4.00%, 7/1/29	21,000	20,300
5.00%, 6/30/32	28,000	27,934
Caesars Entertainment, Inc.
6.50%, 2/15/32(f)	61,000	62,317
California Institute of Technology
4.32%, 8/1/45	8,000	7,314
4.70%, 11/1/11	17,000	15,168
3.65%, 9/1/19	10,000	6,840
California Resources Corp.
7.13%, 2/1/26(f)	10,000	10,038
8.25%, 6/15/29(f)	25,000	25,686
Calpine Corp.
5.25%, 6/1/26(f)	6,000	5,968
4.50%, 2/15/28(f)	52,000	50,339
5.13%, 3/15/28(f)	58,000	56,739
4.63%, 2/1/29(f)	27,000	25,784
5.00%, 2/1/31(f)	35,000	33,273
3.75%, 3/1/31(f)	37,000	33,469
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 1/15/27(f)	13,000	12,969
9.75%, 7/15/28(f)	13,000	13,333
Camden Property Trust
5.85%, 11/3/26(b)	35,000	35,861
4.10%, 10/15/28	28,000	27,534
3.15%, 7/1/29	12,000	11,301
2.80%, 5/15/30	15,000	13,643
4.90%, 1/15/34(b)	8,000	7,965
3.35%, 11/1/49	15,000	10,947
Camelot Return Merger Sub, Inc.
8.75%, 8/1/28(f)	29,000	28,576
Cameron LNG LLC
2.90%, 7/15/31(f)	33,000	29,321
3.30%, 1/15/35(f)	34,000	28,948
3.40%, 1/15/38(f)	122,000	104,175
3.70%, 1/15/39(f)	37,000	31,177
Campbell Soup Co.
5.30%, 3/20/26	25,000	25,177
5.20%, 3/19/27	30,000	30,436
4.15%, 3/15/28	60,000	59,083
5.20%, 3/21/29	35,000	35,648
2.38%, 4/24/30	35,000	30,991
5.40%, 3/21/34	70,000	71,496
4.80%, 3/15/48	65,000	59,360
3.13%, 4/24/50	45,000	31,003
Capital One Financial Corp.
3.65%, 5/11/27	62,000	60,515
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(a)	45,000	46,831
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(a)	175,000	165,361
3.80%, 1/31/28	85,000	82,394
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	95,000	95,096
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	60,000	60,808
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	210,000	218,527

See Notes to Schedule of Investments.

`

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(a)	$60,000	$61,524
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	100,000	93,321
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	65,000	65,457
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(a)(b)	125,000	140,008
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(a)	70,000	57,584
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(a)	35,000	29,642
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(a)	80,000	80,119
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(a)	90,000	92,706
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(a)	125,000	133,094
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(a)	70,000	73,186
Capstone Borrower, Inc.
8.00%, 6/15/30(f)	20,000	20,883
Cardinal Health, Inc.
3.75%, 9/15/25	30,000	29,773
3.41%, 6/15/27	75,000	72,911
5.13%, 2/15/29	40,000	40,612
5.45%, 2/15/34	35,000	35,742
4.60%, 3/15/43	30,000	26,571
4.50%, 11/15/44	30,000	26,018
4.90%, 9/15/45	40,000	36,611
4.37%, 6/15/47	50,000	42,333
Cargill, Inc.
4.88%, 10/10/25(f)	30,000	30,075
0.75%, 2/2/26(f)	20,000	19,173
4.50%, 6/24/26(f)	25,000	25,031
3.63%, 4/22/27(f)	20,000	19,644
3.25%, 5/23/29(f)	25,000	23,743
2.13%, 4/23/30(f)	30,000	26,552
1.70%, 2/2/31(f)	20,000	16,794
2.13%, 11/10/31(f)	40,000	33,796
4.00%, 6/22/32(f)	25,000	23,818
5.13%, 10/11/32(f)	20,000	20,417
4.75%, 4/24/33(f)	20,000	19,941
4.76%, 11/23/45(f)	25,000	23,248
3.88%, 5/23/49(f)	83,000	67,352
3.13%, 5/25/51(f)	30,000	21,136
4.38%, 4/22/52(f)	20,000	17,563
Carlisle Cos., Inc.
3.75%, 12/1/27	37,000	36,116
2.75%, 3/1/30	54,000	48,875
2.20%, 3/1/32	39,000	32,508
Carlyle Holdings II Finance LLC
5.63%, 3/30/43(f)	40,000	40,143
Carnival Corp.
7.63%, 3/1/26(f)	234,000	235,868
5.75%, 3/1/27(f)	36,000	36,146
4.00%, 8/1/28(f)	204,000	195,348
10.50%, 6/1/30(f)	36,000	38,724
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/28(f)	160,000	171,902
Carrier Global Corp.
2.49%, 2/15/27	55,000	52,687
2.72%, 2/15/30	145,000	131,423
2.70%, 2/15/31	55,000	48,747
5.90%, 3/15/34	142,000	150,743
3.38%, 4/5/40	135,000	108,660
3.58%, 4/5/50	125,000	95,605
6.20%, 3/15/54	45,000	50,484
Carvana Co.
12.00%, 12/1/28, PIK(f)	44,520	47,462
13.00%, 6/1/30, PIK(f)	68,160	74,905
14.00%, 6/1/31, PIK(f)	81,320	97,379
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27(f)	20,000	19,991
3.13%, 2/15/29(f)	46,000	45,407
3.50%, 4/1/30(f)	27,000	26,672
Caterpillar Financial Services Corp.
4.80%, 1/6/26	65,000	65,276
5.05%, 2/27/26	60,000	60,490
0.90%, 3/2/26	55,000	52,717
4.35%, 5/15/26	90,000	89,986
2.40%, 8/9/26	20,000	19,355
1.15%, 9/14/26	35,000	33,115
4.45%, 10/16/26	41,000	41,043
1.70%, 1/8/27	35,000	33,150
4.50%, 1/8/27	35,000	35,145
5.00%, 5/14/27	47,000	47,700
3.60%, 8/12/27	50,000	49,154
1.10%, 9/14/27	55,000	50,580
4.40%, 10/15/27	36,000	36,082
4.85%, 2/27/29	45,000	45,697
4.38%, 8/16/29	33,000	32,904
Caterpillar, Inc.
2.60%, 9/19/29	10,000	9,222
2.60%, 4/9/30(b)	15,000	13,690
1.90%, 3/12/31	10,000	8,658
5.30%, 9/15/35	15,000	15,714
6.05%, 8/15/36	50,000	55,741
5.20%, 5/27/41	35,000	35,669
3.80%, 8/15/42	75,000	63,660
4.30%, 5/15/44	22,000	19,830
3.25%, 9/19/49	45,000	33,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
3.25%, 4/9/50	$120,000	$88,098
4.75%, 5/15/64	56,000	51,985
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	26,000	18,810
CBRE Services, Inc.
4.88%, 3/1/26	37,000	37,021
5.50%, 4/1/29	36,000	37,045
2.50%, 4/1/31	36,000	31,303
5.95%, 8/15/34	91,000	96,141
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 2/1/32(b)(f)	470,000	423,350
4.50%, 5/1/32	457,000	403,976
4.25%, 1/15/34(b)(f)	750,000	627,762
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	312,000	298,417
3.28%, 12/1/28	31,000	29,043
3.25%, 2/15/29	43,000	39,971
5.10%, 3/1/30	121,000	120,822
3.57%, 12/1/31	71,000	63,957
Cedar Fair LP Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 4/15/27	20,000	19,922
6.50%, 10/1/28	12,000	12,132
5.25%, 7/15/29	25,000	24,288
Celanese U.S. Holdings LLC
6.17%, 7/15/27	417,000	425,784
6.33%, 7/15/29	100,000	103,505
6.38%, 7/15/32	72,000	75,110
6.95%, 11/15/33	20,000	21,411
Cencora, Inc.
2.80%, 5/15/30	417,000	377,142
Centene Corp.
4.25%, 12/15/27	150,000	145,455
2.45%, 7/15/28	140,000	126,847
4.63%, 12/15/29	250,000	239,854
3.38%, 2/15/30	145,000	130,834
3.00%, 10/15/30	155,000	135,564
2.50%, 3/1/31	155,000	130,565
2.63%, 8/1/31	95,000	79,669
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	309,000	299,250
3.55%, 8/1/42	27,000	21,781
2.90%, 7/1/50, Series AD	40,000	26,632
3.35%, 4/1/51, Series AF	281,000	206,611
3.60%, 3/1/52, Series AH	33,000	25,266
4.85%, 10/1/52, Series AJ	20,000	18,768
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	58,589
5.40%, 3/1/33	12,000	12,389
CenterPoint Energy, Inc.
3.70%, 9/1/49	27,000	20,333
Central Garden & Pet Co.
4.13%, 10/15/30	45,000	41,526
Central Parent, Inc./CDK Global, Inc.
7.25%, 6/15/29(f)	171,000	172,195
Century Communities, Inc.
6.75%, 6/1/27	41,000	41,278
3.88%, 8/15/29(f)	25,000	22,860
CF Industries, Inc.
5.38%, 3/15/44	194,000	187,765
Champions Financing, Inc.
8.75%, 2/15/29(b)(f)	25,000	25,256
Charles River Laboratories International, Inc.
4.25%, 5/1/28(f)	20,000	19,215
3.75%, 3/15/29(f)	20,000	18,607
4.00%, 3/15/31(f)	20,000	18,145
Charles Schwab Corp.
3.20%, 3/2/27	184,000	178,725
3.20%, 1/25/28	412,000	396,251
4.63%, 3/22/30	221,000	223,639
Chart Industries, Inc.
7.50%, 1/1/30(f)	66,000	69,026
9.50%, 1/1/31(f)	21,000	22,714
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38	340,000	314,312
6.48%, 10/23/45	412,000	406,580
5.38%, 5/1/47	738,000	632,841
5.75%, 4/1/48	483,000	432,226
3.85%, 4/1/61	450,000	288,712
3.95%, 6/30/62	286,000	185,447
Chemours Co.
5.75%, 11/15/28(f)	76,000	71,931
4.63%, 11/15/29(b)(f)	2,000	1,788
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,605
3.70%, 11/15/29	80,000	75,837
2.74%, 12/31/39	51,000	41,348
Cheniere Energy Partners LP
4.50%, 10/1/29	105,000	102,668
4.00%, 3/1/31	105,000	98,779
3.25%, 1/31/32	85,000	75,140
5.95%, 6/30/33	100,000	104,498
5.75%, 8/15/34(f)	109,000	112,155
Cheniere Energy, Inc.
4.63%, 10/15/28	92,000	91,044
5.65%, 4/15/34(f)	136,000	139,822
Chesapeake Energy Corp.
5.50%, 2/1/26(f)	55,000	55,028
5.88%, 2/1/29(f)	20,000	20,042
6.75%, 4/15/29(f)	47,000	47,804
Chevron USA, Inc.
1.02%, 8/12/27	100,000	91,806
3.25%, 10/15/29	170,000	161,654
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(f)	17,000	16,487
7.63%, 7/1/29(f)	20,000	21,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Choice Hotels International, Inc.
3.70%, 12/1/29(b)	$65,000	$61,190
5.85%, 8/1/34(b)	41,000	41,949
CHS/Community Health Systems, Inc.
5.63%, 3/15/27(f)	78,000	75,479
8.00%, 12/15/27(f)	29,000	29,085
6.00%, 1/15/29(f)	182,000	169,896
5.25%, 5/15/30(f)	63,000	53,848
4.75%, 2/15/31(f)	54,000	43,943
10.88%, 1/15/32(f)	56,000	58,375
Chubb Corp.
6.00%, 5/11/37	412,000	449,177
Chubb INA Holdings LLC
6.70%, 5/15/36	20,000	22,927
4.15%, 3/13/43	33,000	28,946
Church & Dwight Co., Inc.
3.15%, 8/1/27	26,000	25,231
2.30%, 12/15/31(b)	29,000	24,712
5.60%, 11/15/32	36,000	37,752
3.95%, 8/1/47	36,000	29,177
5.00%, 6/15/52	45,000	43,086
Churchill Downs, Inc.
4.75%, 1/15/28(f)	108,000	105,572
5.75%, 4/1/30(f)	65,000	64,595
Ciena Corp.
4.00%, 1/31/30(f)	16,000	14,770
Cigna Group
5.69%, 3/15/26	43,000	43,024
4.38%, 10/15/28	675,000	669,258
4.80%, 8/15/38	855,000	811,803
4.90%, 12/15/48	555,000	505,689
Cincinnati Financial Corp.
6.92%, 5/15/28	27,000	29,013
6.13%, 11/1/34	18,000	19,339
Cinemark USA, Inc.
5.25%, 7/15/28(f)	40,000	39,164
Cintas Corp. No. 2
3.70%, 4/1/27	64,000	62,900
4.00%, 5/1/32	16,000	15,300
Cisco Systems, Inc.
2.50%, 9/20/26	82,000	79,572
4.80%, 2/26/27	110,000	111,139
5.50%, 1/15/40	619,000	648,231
Citigroup, Inc.
3.70%, 1/12/26	247,000	244,440
4.13%, 7/25/28	705,000	689,864
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	794,000	766,627
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	857,000	759,776
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	273,000	236,434
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	195,000	171,638
5.88%, 2/22/33	412,000	431,640
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(a)	185,000	170,489
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(a)	382,000	332,790
8.13%, 7/15/39	516,000	658,515
5.88%, 1/30/42	234,000	251,123
5.30%, 5/6/44	95,000	94,302
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	116,000	119,377
2.50%, 2/6/30	40,000	35,437
3.25%, 4/30/30	282,000	258,936
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(a)	48,000	47,351
City of Hope
5.62%, 11/15/43, Series 2013	20,000	19,942
4.38%, 8/15/48, Series 2018	16,000	13,651
Civitas Resources, Inc.
5.00%, 10/15/26(f)	17,000	16,765
8.63%, 11/1/30(f)	41,000	43,576
8.75%, 7/1/31(f)	69,000	73,204
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 5/15/26(f)	37,000	37,091
8.50%, 5/15/27(f)	80,000	80,455
6.75%, 5/15/28(b)(f)	31,000	31,788
Clarivate Science Holdings Corp.
3.88%, 7/1/28(f)	38,000	35,732
4.88%, 7/1/29(f)	38,000	35,618
Clean Harbors, Inc.
4.88%, 7/15/27(f)	22,000	21,640
5.13%, 7/15/29(f)	12,000	11,736
6.38%, 2/1/31(f)	46,000	46,864
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/27(f)	58,000	56,806
7.75%, 4/15/28(f)	41,000	37,793
9.00%, 9/15/28(f)	31,000	32,911
7.50%, 6/1/29(f)	43,000	38,190
7.88%, 4/1/30(f)	36,000	37,283
Clearway Energy Operating LLC
4.75%, 3/15/28(f)	35,000	33,999
3.75%, 2/15/31(f)	43,000	38,168
3.75%, 1/15/32(f)	14,000	12,198
Cleco Corporate Holdings LLC
3.74%, 5/1/26	7,000	6,863
4.97%, 5/1/46	32,000	28,154
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(f)	14,000	13,400
4.55%, 11/15/30(f)	12,000	11,799

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.95%, 12/15/36	$28,000	$29,232
Cleveland-Cliffs, Inc.
5.88%, 6/1/27	23,000	23,080
4.63%, 3/1/29(f)	28,000	26,462
6.75%, 4/15/30(f)	31,000	31,240
4.88%, 3/1/31(f)	13,000	11,957
7.00%, 3/15/32(f)	34,000	34,285
6.25%, 10/1/40	20,000	18,019
Clorox Co.
1.80%, 5/15/30	166,000	143,248
Cloud Software Group, Inc.
9.00%, 9/30/29(b)(f)	121,000	122,368
8.25%, 6/30/32(f)	71,000	74,120
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(f)	45,000	45,198
CME Group, Inc.
2.65%, 3/15/32	29,000	25,506
5.30%, 9/15/43	26,000	27,405
CMS Energy Corp.
3.00%, 5/15/26	20,000	19,507
3.45%, 8/15/27	20,000	19,370
4.88%, 3/1/44	27,000	25,231
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)	35,000	33,278
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(a)(b)	30,000	26,227
CNA Financial Corp.
4.50%, 3/1/26	31,000	30,915
3.45%, 8/15/27	31,000	30,102
3.90%, 5/1/29	36,000	34,912
2.05%, 8/15/30	36,000	31,168
5.50%, 6/15/33	36,000	37,045
5.13%, 2/15/34	36,000	36,218
CNH Industrial Capital LLC
5.45%, 10/14/25	25,000	25,163
1.88%, 1/15/26	31,000	30,010
1.45%, 7/15/26	37,000	35,138
4.55%, 4/10/28	37,000	36,789
5.50%, 1/12/29	31,000	31,840
5.10%, 4/20/29	43,000	43,565
CNH Industrial NV
3.85%, 11/15/27	31,000	30,459
CNO Financial Group, Inc.
5.25%, 5/30/29	71,000	71,307
6.45%, 6/15/34	57,000	60,144
CNO Global Funding
5.88%, 6/4/27(f)	31,000	31,688
CNX Resources Corp.
6.00%, 1/15/29(f)	20,000	20,028
7.38%, 1/15/31(f)	20,000	20,778
7.25%, 3/1/32(f)	16,000	16,625
Cobra AcquisitionCo LLC
6.38%, 11/1/29(f)	16,000	13,664
12.25%, 11/1/29(f)	7,000	7,342
Coca-Cola Co.
3.38%, 3/25/27	55,000	54,008
2.90%, 5/25/27	27,000	26,171
1.45%, 6/1/27	82,000	76,652
1.50%, 3/5/28	41,000	37,630
1.00%, 3/15/28	71,000	64,184
2.13%, 9/6/29	20,000	18,145
3.45%, 3/25/30	25,000	23,983
1.65%, 6/1/30	31,000	26,809
2.00%, 3/5/31	15,000	13,047
1.38%, 3/15/31	27,000	22,521
2.25%, 1/5/32	41,000	35,612
5.00%, 5/13/34	20,000	20,518
4.65%, 8/14/34	15,000	14,982
2.50%, 6/1/40	65,000	47,554
2.88%, 5/5/41	49,000	37,402
4.20%, 3/25/50	35,000	30,892
2.60%, 6/1/50	98,000	63,611
3.00%, 3/5/51	111,000	78,176
2.50%, 3/15/51(b)	98,000	61,640
5.30%, 5/13/54(b)	72,000	73,708
5.20%, 1/14/55	98,000	98,780
2.75%, 6/1/60	65,000	40,838
5.40%, 5/13/64	108,000	110,843
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25	21,000	20,838
5.25%, 6/1/29	50,000	51,246
5.45%, 6/1/34	46,000	47,445
Cogent Communications Group LLC
3.50%, 5/1/26(f)	30,000	29,118
7.00%, 6/15/27(f)	18,000	18,291
Coherent Corp.
5.00%, 12/15/29(f)	41,000	39,640
Coinbase Global, Inc.
3.38%, 10/1/28(f)	41,000	37,502
3.63%, 10/1/31(b)(f)	30,000	26,066
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,134
4.60%, 3/1/28	32,000	32,659
3.70%, 8/1/47	19,000	15,448
Colonial Enterprises, Inc.
3.25%, 5/15/30(f)	102,000	93,489
Colonial Pipeline Co.
3.75%, 10/1/25(f)	14,000	13,874
7.63%, 4/15/32(f)	16,000	18,469
4.20%, 4/15/43(f)	14,000	11,811
4.25%, 4/15/48(f)	23,000	19,242
Columbia Pipeline Group, Inc.
5.80%, 6/1/45	45,000	45,570
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26(f)	10,000	10,178
6.04%, 8/15/28(f)	30,000	31,001
5.68%, 1/15/34(f)	20,000	20,283
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/30(f)	30,000	31,295
6.04%, 11/15/33(f)	61,000	64,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
6.50%, 8/15/43(f)	$25,000	$27,082
6.54%, 11/15/53(f)	50,000	55,436
6.71%, 8/15/63(f)	20,000	22,532
Comcast Corp.
1.95%, 1/15/31	977,000	832,481
4.25%, 1/15/33	309,000	295,965
4.80%, 5/15/33	485,000	483,421
4.20%, 8/15/34	309,000	291,599
3.75%, 4/1/40	412,000	346,652
3.97%, 11/1/47	299,000	241,389
2.80%, 1/15/51	111,000	71,065
2.89%, 11/1/51	490,000	317,844
2.45%, 8/15/52	444,000	260,340
2.94%, 11/1/56	262,000	165,071
2.65%, 8/15/62	326,000	185,064
2.99%, 11/1/63	218,000	132,986
5.50%, 5/15/64	150,000	150,013
Comerica, Inc.
4.00%, 2/1/29	31,000	29,778
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	116,000	118,471
Commercial Metals Co.
4.13%, 1/15/30	12,000	11,200
3.88%, 2/15/31	12,000	10,901
4.38%, 3/15/32	12,000	11,093
CommonSpirit Health
1.55%, 10/1/25	35,000	34,098
6.07%, 11/1/27	35,000	36,357
3.35%, 10/1/29	20,000	18,859
2.78%, 10/1/30	10,000	8,999
5.21%, 12/1/31	15,000	15,333
5.32%, 12/1/34	36,000	36,697
3.82%, 10/1/49	46,000	36,731
4.19%, 10/1/49	61,000	50,737
3.91%, 10/1/50	43,000	33,829
6.46%, 11/1/52	20,000	22,683
5.55%, 12/1/54	32,000	32,537
Commonwealth Edison Co.
2.55%, 6/15/26	27,000	26,220
2.95%, 8/15/27, Series 122	19,000	18,307
3.70%, 8/15/28	30,000	29,219
2.20%, 3/1/30	7,000	6,209
3.15%, 3/15/32, Series 132	6,000	5,419
4.90%, 2/1/33	8,000	8,047
5.30%, 6/1/34	8,000	8,255
5.90%, 3/15/36	63,000	67,761
6.45%, 1/15/38	29,000	32,526
3.80%, 10/1/42	23,000	19,143
4.60%, 8/15/43	23,000	21,162
4.70%, 1/15/44	23,000	21,393
3.70%, 3/1/45	26,000	21,010
4.35%, 11/15/45	29,000	25,741
3.65%, 6/15/46	46,000	36,496
3.75%, 8/15/47, Series 123	42,000	33,339
4.00%, 3/1/48	52,000	43,074
4.00%, 3/1/49	26,000	21,324
3.20%, 11/15/49, Series 127	20,000	14,139
3.00%, 3/1/50	42,000	28,802
3.13%, 3/15/51, Series 130	46,000	31,833
2.75%, 9/1/51, Series 131	61,000	38,873
3.85%, 3/15/52, Series 133	29,000	22,969
5.30%, 2/1/53	38,000	37,921
5.65%, 6/1/54	26,000	27,252
CommScope LLC
6.00%, 3/1/26(f)	147,000	144,745
4.75%, 9/1/29(f)	53,000	43,952
Community Health Network, Inc.
3.10%, 5/1/50, Series 20-A	24,000	16,285
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(f)	41,000	39,692
5.00%, 1/15/32(f)	12,000	10,968
Comstock Resources, Inc.
6.75%, 3/1/29(f)	16,000	15,710
6.75%, 3/1/29(f)	59,000	58,219
5.88%, 1/15/30(f)	40,000	37,868
Conagra Brands, Inc.
4.60%, 11/1/25	62,000	61,913
5.30%, 10/1/26	30,000	30,325
1.38%, 11/1/27	60,000	54,705
7.00%, 10/1/28	25,000	26,895
4.85%, 11/1/28	80,000	80,288
8.25%, 9/15/30	20,000	23,352
5.30%, 11/1/38	90,000	87,653
5.40%, 11/1/48	90,000	86,495
Concentrix Corp.
6.85%, 8/2/33(b)	82,000	84,304
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(f)	21,000	20,403
Connecticut Light & Power Co.
4.00%, 4/1/48	43,000	36,398
Conoco Funding Co.
7.25%, 10/15/31	15,000	17,199
ConocoPhillips Co.
6.95%, 4/15/29	83,000	91,220
5.90%, 10/15/32	10,000	10,820
5.05%, 9/15/33	20,000	20,351
5.90%, 5/15/38	17,000	18,282
6.50%, 2/1/39	78,000	88,146
3.76%, 3/15/42	38,000	31,514
4.30%, 11/15/44	111,000	97,252
5.95%, 3/15/46	15,000	16,035
4.88%, 10/1/47	15,000	13,937
3.80%, 3/15/52	72,000	55,883
5.30%, 5/15/53	72,000	70,899
5.55%, 3/15/54	49,000	49,931
4.03%, 3/15/62	133,000	103,086
5.70%, 9/15/63	72,000	74,152
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26(f)	11,000	10,916
6.50%, 10/15/28(f)	17,000	16,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Consolidated Communications, Inc.
5.00%, 10/1/28(f)	$16,000	$15,052
6.50%, 10/1/28(f)	31,000	30,240
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	25,000	24,051
3.80%, 5/15/28	20,000	19,543
4.00%, 12/1/28, Series D	35,000	34,418
3.35%, 4/1/30, Series 20A	12,000	11,299
2.40%, 6/15/31	20,000	17,520
5.20%, 3/1/33	10,000	10,276
5.50%, 3/15/34	12,000	12,573
5.38%, 5/15/34	8,000	8,326
5.30%, 3/1/35, Series 2005-A	17,000	17,481
5.85%, 3/15/36, Series 06-A	20,000	21,430
6.20%, 6/15/36, Series 06-B	20,000	21,983
6.30%, 8/15/37, Series 2007-A	26,000	28,700
6.75%, 4/1/38, Series 08-B	29,000	33,381
5.50%, 12/1/39, Series 09-C	29,000	29,804
5.70%, 6/15/40	17,000	17,816
4.20%, 3/15/42, Series 12-A	20,000	17,504
3.95%, 3/1/43	34,000	28,848
4.45%, 3/15/44	42,000	37,718
4.50%, 12/1/45	110,000	98,255
3.85%, 6/15/46	27,000	21,864
3.88%, 6/15/47, Series 2017	24,000	19,322
4.65%, 12/1/48, Series E	29,000	26,215
4.13%, 5/15/49, Series A	34,000	28,301
3.95%, 4/1/50, Series 20B	154,000	128,353
3.20%, 12/1/51	29,000	20,260
6.15%, 11/15/52	34,000	37,899
5.90%, 11/15/53	44,000	47,661
5.70%, 5/15/54	120,000	127,044
4.63%, 12/1/54	37,000	33,300
4.30%, 12/1/56, Series C	24,000	20,050
4.00%, 11/15/57, Series C	17,000	13,416
4.50%, 5/15/58	34,000	29,170
3.70%, 11/15/59	29,000	21,658
3.00%, 12/1/60, Series C	29,000	18,331
3.60%, 6/15/61	37,000	27,024
Constellation Brands, Inc.
4.40%, 11/15/25	30,000	29,924
4.75%, 12/1/25	25,000	25,012
5.00%, 2/2/26	30,000	29,999
3.70%, 12/6/26	35,000	34,414
3.50%, 5/9/27	30,000	29,206
4.35%, 5/9/27	35,000	34,803
3.60%, 2/15/28	45,000	43,579
4.65%, 11/15/28	30,000	29,984
4.80%, 1/15/29	25,000	25,087
3.15%, 8/1/29	55,000	51,375
2.88%, 5/1/30	45,000	40,827
2.25%, 8/1/31	70,000	59,521
4.75%, 5/9/32	50,000	49,467
4.90%, 5/1/33	55,000	54,523
4.50%, 5/9/47	55,000	48,385
4.10%, 2/15/48	100,000	82,325
5.25%, 11/15/48	45,000	43,640
3.75%, 5/1/50	55,000	42,638
Constellation Energy Generation LLC
5.60%, 3/1/28	85,000	87,497
5.80%, 3/1/33	45,000	47,234
6.13%, 1/15/34	35,000	37,619
6.25%, 10/1/39	81,000	87,762
5.75%, 10/1/41	30,000	30,635
5.60%, 6/15/42	70,000	70,959
6.50%, 10/1/53	90,000	101,095
5.75%, 3/15/54(b)	80,000	82,356
Constellation Insurance, Inc.
6.63%, 5/1/31(f)	27,000	26,809
Consumers Energy Co.
4.65%, 3/1/28	30,000	30,173
3.80%, 11/15/28	20,000	19,493
4.90%, 2/15/29	35,000	35,476
4.60%, 5/30/29	39,000	39,169
3.60%, 8/15/32	7,000	6,533
4.63%, 5/15/33	15,000	14,865
3.95%, 5/15/43	23,000	19,434
3.25%, 8/15/46	24,000	18,250
3.95%, 7/15/47	19,000	15,705
4.05%, 5/15/48	30,000	25,439
4.35%, 4/15/49	30,000	26,434
3.75%, 2/15/50	17,000	13,694
3.10%, 8/15/50	30,000	21,750
3.50%, 8/1/51	31,000	24,034
2.65%, 8/15/52	17,000	11,059
4.20%, 9/1/52	24,000	20,599
2.50%, 5/1/60	80,000	47,696
Continental Resources, Inc.
2.27%, 11/15/26(f)	33,000	31,288
4.38%, 1/15/28	62,000	60,672
5.75%, 1/15/31(f)	65,000	65,634
2.88%, 4/1/32(f)	114,000	96,009
4.90%, 6/1/44	16,000	13,448
COPT Defense Properties LP
2.90%, 12/1/33(b)	85,000	69,602
Corebridge Financial, Inc.
3.65%, 4/5/27	75,000	73,223
3.85%, 4/5/29	99,000	95,441
3.90%, 4/5/32	105,000	97,686
6.05%, 9/15/33	36,000	38,149
5.75%, 1/15/34	55,000	57,198
4.35%, 4/5/42	45,000	39,061
4.40%, 4/5/52	115,000	96,998
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)(b)	61,000	62,434
Corebridge Global Funding
0.90%, 9/22/25(f)	20,000	19,425
5.75%, 7/2/26(f)	20,000	20,326
5.90%, 9/19/28(f)	20,000	20,773
5.20%, 1/12/29(f)	25,000	25,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
CoreCivic, Inc.
4.75%, 10/15/27	$10,000	$9,709
8.25%, 4/15/29	20,000	21,265
CoreLogic, Inc.
4.50%, 5/1/28(f)	31,000	28,942
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(f)	13,000	10,985
Corning, Inc.
4.70%, 3/15/37	25,000	23,843
5.75%, 8/15/40	35,000	36,324
4.75%, 3/15/42	45,000	41,782
5.35%, 11/15/48	50,000	49,185
3.90%, 11/15/49	35,000	27,937
4.38%, 11/15/57	70,000	57,918
5.85%, 11/15/68	25,000	25,552
5.45%, 11/15/79	100,000	96,648
Costco Wholesale Corp.
3.00%, 5/18/27	73,000	71,129
1.38%, 6/20/27	91,000	84,672
1.60%, 4/20/30	36,000	31,130
1.75%, 4/20/32	21,000	17,443
Coterra Energy, Inc.
3.90%, 5/15/27	42,000	41,161
4.38%, 3/15/29	26,000	25,366
5.60%, 3/15/34	36,000	36,693
Coty, Inc.
5.00%, 4/15/26(f)	27,000	26,954
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.75%, 1/15/29(f)	45,000	43,471
6.63%, 7/15/30(f)	31,000	31,773
Cougar JV Subsidiary LLC
8.00%, 5/15/32(f)	28,000	29,441
Cousins Properties LP
5.88%, 10/1/34	45,000	46,051
Cox Communications, Inc.
3.35%, 9/15/26(f)	40,000	38,985
3.50%, 8/15/27(f)	40,000	38,811
5.45%, 9/15/28(f)	35,000	35,794
1.80%, 10/1/30(f)	30,000	25,066
2.60%, 6/15/31(f)	35,000	30,003
5.70%, 6/15/33(f)	35,000	35,518
5.45%, 9/1/34(f)	28,000	27,758
4.80%, 2/1/35(f)	25,000	23,417
8.38%, 3/1/39(f)	15,000	18,060
4.70%, 12/15/42(f)	15,000	12,732
4.50%, 6/30/43(f)	26,000	21,773
4.60%, 8/15/47(f)	10,000	8,170
2.95%, 10/1/50(f)	30,000	18,509
3.60%, 6/15/51(f)	30,000	21,084
5.80%, 12/15/53(f)	58,000	55,910
5.95%, 9/1/54(f)	28,000	27,438
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(f)	324,000	312,673
Crane NXT Co.
6.55%, 11/15/36	8,000	8,076
4.20%, 3/15/48	14,000	9,755
Credit Acceptance Corp.
6.63%, 3/15/26	40,000	40,061
Crescent Energy Finance LLC
9.25%, 2/15/28(f)	41,000	43,159
7.63%, 4/1/32(f)	29,000	29,288
Crocs, Inc.
4.25%, 3/15/29(b)(f)	14,000	13,007
4.13%, 8/15/31(f)	14,000	12,323
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	31,000	28,408
Crown Americas LLC
5.25%, 4/1/30	51,000	50,521
Crown Castle, Inc.
4.45%, 2/15/26	55,000	54,794
3.70%, 6/15/26	45,000	44,296
1.05%, 7/15/26	60,000	56,567
4.00%, 3/1/27	30,000	29,531
2.90%, 3/15/27	45,000	43,292
3.65%, 9/1/27	60,000	58,368
5.00%, 1/11/28(b)	60,000	60,442
3.80%, 2/15/28	60,000	58,250
4.80%, 9/1/28	35,000	34,946
4.30%, 2/15/29	35,000	34,266
5.60%, 6/1/29	55,000	56,670
4.90%, 9/1/29	38,000	38,029
3.10%, 11/15/29	39,000	35,960
3.30%, 7/1/30	55,000	50,515
2.25%, 1/15/31	80,000	68,313
2.10%, 4/1/31	71,000	59,755
2.50%, 7/15/31	55,000	47,232
5.10%, 5/1/33	55,000	54,921
5.80%, 3/1/34	55,000	57,269
5.20%, 9/1/34	58,000	57,755
2.90%, 4/1/41	115,000	84,130
4.75%, 5/15/47	30,000	26,629
5.20%, 2/15/49	35,000	32,971
4.00%, 11/15/49	62,000	49,010
4.15%, 7/1/50	45,000	36,534
3.25%, 1/15/51	80,000	55,492
CSC Holdings LLC
5.38%, 2/1/28(f)	360,000	313,487
5.75%, 1/15/30(f)	200,000	120,719
5.00%, 11/15/31(f)	200,000	111,193
CSX Corp.
3.80%, 3/1/28	173,000	169,520
4.75%, 5/30/42	197,000	186,085
4.40%, 3/1/43	15,000	13,619
4.30%, 3/1/48	26,000	22,583
2.50%, 5/15/51	419,000	257,810
4.50%, 8/1/54	29,000	25,778
4.25%, 11/1/66	46,000	37,458
4.65%, 3/1/68	108,000	94,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
CubeSmart LP
2.25%, 12/15/28	$111,000	$100,979
3.00%, 2/15/30	25,000	22,790
2.50%, 2/15/32	38,000	32,436
Cummins, Inc.
0.75%, 9/1/25(b)	37,000	35,968
4.90%, 2/20/29	37,000	37,603
1.50%, 9/1/30	17,000	14,443
5.15%, 2/20/34	15,000	15,434
4.88%, 10/1/43	22,000	21,120
2.60%, 9/1/50	81,000	51,558
5.45%, 2/20/54	44,000	45,282
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28(f)	32,000	32,377
CVR Energy, Inc.
5.75%, 2/15/28(f)	16,000	15,165
8.50%, 1/15/29(f)	25,000	24,629
CVR Partners LP/CVR Nitrogen Finance Corp.
6.13%, 6/15/28(f)	22,000	21,424
CVS Health Corp.
2.88%, 6/1/26	108,000	104,957
3.00%, 8/15/26	46,000	44,643
3.63%, 4/1/27	46,000	44,847
6.25%, 6/1/27	23,000	23,726
1.30%, 8/21/27	139,000	126,714
4.30%, 3/25/28	308,000	302,362
5.00%, 1/30/29	62,000	62,237
5.40%, 6/1/29	62,000	63,115
3.25%, 8/15/29	109,000	100,933
5.13%, 2/21/30	105,000	105,221
3.75%, 4/1/30	105,000	98,372
1.75%, 8/21/30	87,000	72,657
5.25%, 1/30/31	52,000	52,247
1.88%, 2/28/31	87,000	71,683
5.55%, 6/1/31	69,000	70,201
2.13%, 9/15/31	69,000	56,771
5.25%, 2/21/33	122,000	121,307
5.30%, 6/1/33	87,000	86,467
5.70%, 6/1/34(b)	87,000	88,887
4.88%, 7/20/35	59,000	56,220
4.78%, 3/25/38	450,000	409,926
6.13%, 9/15/39	40,000	40,916
4.13%, 4/1/40	90,000	74,661
2.70%, 8/21/40	72,000	49,386
5.30%, 12/5/43	68,000	63,311
6.00%, 6/1/44	68,000	68,548
5.13%, 7/20/45	324,000	292,322
5.05%, 3/25/48	740,000	657,137
4.25%, 4/1/50	70,000	55,012
5.63%, 2/21/53	116,000	111,033
5.88%, 6/1/53	116,000	114,837
6.05%, 6/1/54	91,000	92,408
6.00%, 6/1/63	70,000	69,326
Dana Financing Luxembourg SARL
5.75%, 4/15/25(f)	10,000	10,007
Dana, Inc.
5.38%, 11/15/27(b)	15,000	14,943
5.63%, 6/15/28	20,000	19,901
4.25%, 9/1/30(b)	17,000	15,203
4.50%, 2/15/32	14,000	12,327
Danaher Corp.
4.38%, 9/15/45	33,000	29,753
2.60%, 10/1/50	65,000	41,550
2.80%, 12/10/51(b)	67,000	44,300
Darden Restaurants, Inc.
3.85%, 5/1/27	30,000	29,383
6.30%, 10/10/33	36,000	38,408
4.55%, 2/15/48	30,000	25,274
Darling Ingredients, Inc.
5.25%, 4/15/27(f)	20,000	19,815
6.00%, 6/15/30(f)	41,000	40,970
DaVita, Inc.
3.75%, 2/15/31(f)	62,000	54,932
DCP Midstream Operating LP
5.63%, 7/15/27	31,000	31,623
5.13%, 5/15/29	43,000	43,547
8.13%, 8/16/30	21,000	24,211
3.25%, 2/15/32	29,000	25,519
6.45%, 11/3/36(f)	12,000	12,699
6.75%, 9/15/37(f)	19,000	20,736
5.60%, 4/1/44	36,000	35,165
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28(f)	74,000	73,489
Deere & Co.
3.10%, 4/15/30	14,000	13,045
2.88%, 9/7/49	77,000	53,655
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 6/1/28(f)	16,000	16,070
8.63%, 3/15/29(f)	35,000	36,502
Dell International LLC/EMC Corp.
6.02%, 6/15/26	599,000	608,539
8.35%, 7/15/46	320,000	425,755
Dell, Inc.
6.50%, 4/15/38	85,000	92,069
Delmarva Power & Light Co.
4.15%, 5/15/45	24,000	20,306
Delta Air Lines, Inc.
3.75%, 10/28/29	270,000	252,888
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30	53,000	47,585
Devon Energy Corp.
5.85%, 12/15/25	30,000	30,263
5.25%, 10/15/27	25,000	25,084
5.88%, 6/15/28	20,000	20,113
4.50%, 1/15/30	40,000	39,206
7.88%, 9/30/31	50,000	57,669
7.95%, 4/15/32	25,000	28,798
5.20%, 9/15/34(b)	113,000	110,621
5.60%, 7/15/41	113,000	109,482
4.75%, 5/15/42	68,000	59,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.00%, 6/15/45	$91,000	$80,235
5.75%, 9/15/54	86,000	83,081
DH Europe Finance II SARL
2.60%, 11/15/29	17,000	15,566
3.25%, 11/15/39	59,000	47,875
3.40%, 11/15/49	59,000	44,489
Diamondback Energy, Inc.
3.25%, 12/1/26	50,000	48,723
5.20%, 4/18/27	52,000	52,730
3.50%, 12/1/29	75,000	70,570
5.15%, 1/30/30	61,000	61,835
3.13%, 3/24/31	57,000	51,431
6.25%, 3/15/33	80,000	85,287
5.40%, 4/18/34	93,000	94,204
4.40%, 3/24/51	70,000	57,782
4.25%, 3/15/52	70,000	56,268
6.25%, 3/15/53	60,000	63,747
5.75%, 4/18/54	139,000	138,915
5.90%, 4/18/64	93,000	93,036
Dick's Sporting Goods, Inc.
3.15%, 1/15/32(b)	54,000	47,951
4.10%, 1/15/52	68,000	51,338
Digital Realty Trust LP
3.70%, 8/15/27	134,000	130,784
3.60%, 7/1/29	91,000	87,057
Dignity Health
4.50%, 11/1/42	20,000	17,709
5.27%, 11/1/64	23,000	22,059
Directv Financing LLC
8.88%, 2/1/30(f)	31,000	31,269
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 8/15/27(f)	153,000	150,341
Discover Bank
4.65%, 9/13/28	250,000	247,807
Discover Financial Services
4.50%, 1/30/26	37,000	36,860
4.10%, 2/9/27	36,000	35,554
6.70%, 11/29/32	3,000	3,277
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	71,000	82,898
Discovery Communications LLC
4.13%, 5/15/29	1,299,000	1,231,045
3.63%, 5/15/30	225,000	204,201
5.00%, 9/20/37	49,000	43,156
6.35%, 6/1/40	60,000	58,287
5.20%, 9/20/47	59,000	48,769
4.00%, 9/15/55(b)	126,000	86,523
DISH DBS Corp.
5.75%, 12/1/28(f)	673,000	589,813
Diversified Healthcare Trust
8.95%, 1/15/26(c)(f)	39,000	36,425
4.75%, 2/15/28	20,000	17,155
4.38%, 3/1/31	20,000	15,280
Doctors Co. An Interinsurance Exchange
4.50%, 1/18/32(f)	20,000	17,062
Dollar General Corp.
4.15%, 11/1/25	30,000	29,779
3.88%, 4/15/27	35,000	34,298
4.63%, 11/1/27	35,000	34,854
4.13%, 5/1/28	30,000	29,354
5.20%, 7/5/28	30,000	30,299
3.50%, 4/3/30	70,000	64,826
5.00%, 11/1/32	50,000	48,713
5.45%, 7/5/33(b)	70,000	70,074
4.13%, 4/3/50	65,000	50,077
5.50%, 11/1/52(b)	45,000	42,381
Dollar Tree, Inc.
4.20%, 5/15/28(b)	77,000	75,358
2.65%, 12/1/31	57,000	48,566
3.38%, 12/1/51	36,000	23,942
Dominion Energy South Carolina, Inc.
4.60%, 6/15/43	172,000	156,791
5.10%, 6/1/65	49,000	46,621
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	409,000	391,342
2.25%, 8/15/31, Series C	60,000	51,155
5.38%, 11/15/32	60,000	61,668
3.30%, 4/15/41, Series B	309,000	236,777
4.90%, 8/1/41, Series C	46,000	43,036
4.85%, 8/15/52, Series B	110,000	100,214
Domtar Corp.
6.75%, 10/1/28(f)	26,000	24,116
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/29(f)	27,000	21,398
Dover Corp.
3.15%, 11/15/25(b)	25,000	24,639
2.95%, 11/4/29	21,000	19,487
5.38%, 10/15/35	27,000	28,119
5.38%, 3/1/41	32,000	32,436
Dow Chemical Co.
2.10%, 11/15/30	199,000	171,627
4.25%, 10/1/34	365,000	342,356
4.38%, 11/15/42	280,000	240,832
3.60%, 11/15/50	309,000	225,415
DPL, Inc.
4.35%, 4/15/29	16,000	15,113
DR Horton, Inc.
2.60%, 10/15/25	31,000	30,466
1.30%, 10/15/26	37,000	34,811
1.40%, 10/15/27	31,000	28,453
5.00%, 10/15/34	63,000	62,379
Dresdner Funding Trust I
8.15%, 6/30/31(f)	107,000	117,656
DT Midstream, Inc.
4.13%, 6/15/29(b)(f)	65,000	61,777
4.38%, 6/15/31(f)	41,000	38,230
4.30%, 4/15/32(f)	25,000	23,375
DTE Electric Co.
4.85%, 12/1/26	35,000	35,395

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
1.90%, 4/1/28, Series A	$40,000	$36,845
2.25%, 3/1/30	12,000	10,711
2.63%, 3/1/31, Series C	12,000	10,725
3.00%, 3/1/32, Series A	10,000	8,981
5.20%, 4/1/33	12,000	12,319
4.00%, 4/1/43, Series A(b)	18,000	15,483
4.30%, 7/1/44	17,000	15,051
3.70%, 3/15/45	24,000	19,352
3.70%, 6/1/46	15,000	12,063
3.75%, 8/15/47	22,000	17,602
4.05%, 5/15/48, Series A	25,000	21,173
3.95%, 3/1/49	32,000	26,351
2.95%, 3/1/50	57,000	39,190
3.25%, 4/1/51, Series B	20,000	14,501
3.65%, 3/1/52, Series B	20,000	15,621
5.40%, 4/1/53	25,000	25,811
DTE Energy Co.
2.85%, 10/1/26	53,000	51,371
4.88%, 6/1/28	50,000	50,326
5.10%, 3/1/29	75,000	75,990
3.40%, 6/15/29, Series C	35,000	33,162
2.95%, 3/1/30	22,000	19,968
5.85%, 6/1/34	79,000	83,157
Duke Energy Carolinas LLC
2.55%, 4/15/31	61,000	53,802
3.20%, 8/15/49	49,000	34,770
3.45%, 4/15/51	809,000	597,203
3.55%, 3/15/52	42,000	31,473
Duke Energy Corp.
2.45%, 6/1/30	225,000	199,733
4.50%, 8/15/32	100,000	97,256
4.80%, 12/15/45	22,000	19,964
3.75%, 9/1/46	249,000	193,078
3.50%, 6/15/51	68,000	48,955
Duke Energy Florida LLC
3.80%, 7/15/28	1,202,000	1,175,421
6.40%, 6/15/38	141,000	157,642
3.40%, 10/1/46	29,000	21,689
3.00%, 12/15/51	162,000	108,189
6.20%, 11/15/53	34,000	38,193
Duke Energy Indiana LLC
3.25%, 10/1/49, Series YYY	33,000	23,608
2.75%, 4/1/50	36,000	23,103
Duke Energy Progress LLC
4.20%, 8/15/45	309,000	264,136
2.50%, 8/15/50	63,000	39,104
2.90%, 8/15/51	29,000	19,215
Duke University
2.68%, 10/1/44, Series 2020	8,000	5,957
2.76%, 10/1/50, Series 2020	6,000	4,068
2.83%, 10/1/55, Series 2020	217,000	146,938
DuPont de Nemours, Inc.
5.42%, 11/15/48	354,000	374,731
Duquesne Light Holdings, Inc.
2.53%, 10/1/30(f)	17,000	14,882
Eagle Materials, Inc.
2.50%, 7/1/31	53,000	46,241
East Ohio Gas Co.
2.00%, 6/15/30(f)	20,000	17,322
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	259,000	240,215
Eastman Chemical Co.
4.50%, 12/1/28	30,000	29,834
5.75%, 3/8/33	35,000	36,339
5.63%, 2/20/34	55,000	56,356
4.80%, 9/1/42	45,000	40,899
4.65%, 10/15/44	80,000	70,981
Eaton Corp.
3.10%, 9/15/27	50,000	48,387
4.35%, 5/18/28	35,000	35,032
4.00%, 11/2/32	15,000	14,362
4.15%, 3/15/33	25,000	24,113
4.15%, 11/2/42	44,000	39,039
3.92%, 9/15/47	15,000	12,420
4.70%, 8/23/52	62,000	57,959
eBay, Inc.
2.70%, 3/11/30	344,000	311,203
4.00%, 7/15/42	121,000	100,096
Eco Material Technologies, Inc.
7.88%, 1/31/27(f)	3,000	3,043
Ecolab, Inc.
2.70%, 11/1/26	41,000	39,720
1.65%, 2/1/27	27,000	25,485
3.25%, 12/1/27	27,000	26,072
5.25%, 1/15/28	27,000	27,735
4.80%, 3/24/30	14,000	14,151
1.30%, 1/30/31	12,000	9,854
2.13%, 2/1/32	13,000	11,018
5.50%, 12/8/41	25,000	26,261
3.95%, 12/1/47	32,000	26,863
2.13%, 8/15/50	33,000	18,816
2.70%, 12/15/51	56,000	35,938
2.75%, 8/18/55	45,000	28,251
Edgewell Personal Care Co.
5.50%, 6/1/28(f)	31,000	30,594
4.13%, 4/1/29(f)	35,000	32,811
El Paso Electric Co.
5.00%, 12/1/44	58,000	52,363
Elanco Animal Health, Inc.
6.65%, 8/28/28	40,000	41,428
Elastic NV
4.13%, 7/15/29(f)	31,000	29,023
Electronic Arts, Inc.
4.80%, 3/1/26	25,000	25,059
1.85%, 2/15/31	54,000	45,659
2.95%, 2/15/51	68,000	45,957
Element Solutions, Inc.
3.88%, 9/1/28(f)	33,000	31,752
Elevance Health, Inc.
1.50%, 3/15/26	309,000	297,007
3.65%, 12/1/27	99,000	96,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
4.10%, 3/1/28	$77,000	$75,786
2.55%, 3/15/31	57,000	49,961
6.38%, 6/15/37	139,000	152,689
4.63%, 5/15/42	56,000	50,822
4.65%, 1/15/43	16,000	14,563
5.10%, 1/15/44	625,000	597,797
3.13%, 5/15/50	24,000	16,353
4.55%, 5/15/52	545,000	470,313
Eli Lilly & Co.
4.50%, 2/9/27	75,000	75,358
5.50%, 3/15/27	25,000	25,732
3.10%, 5/15/27	30,000	29,212
4.50%, 2/9/29	75,000	75,449
3.38%, 3/15/29	70,000	67,406
4.70%, 2/27/33	20,000	20,070
4.70%, 2/9/34	30,000	29,852
4.60%, 8/14/34	25,000	24,699
5.55%, 3/15/37	20,000	21,225
3.70%, 3/1/45	15,000	12,396
3.95%, 5/15/47	301,000	255,095
3.95%, 3/15/49	47,000	39,323
2.25%, 5/15/50	127,000	76,453
4.88%, 2/27/53	61,000	58,604
5.00%, 2/9/54	73,000	71,252
5.05%, 8/14/54	57,000	56,180
4.15%, 3/15/59	69,000	57,945
2.50%, 9/15/60	44,000	25,450
4.95%, 2/27/63	49,000	46,960
5.10%, 2/9/64	73,000	71,262
Embarq Corp.
8.00%, 6/1/36	59,000	29,187
Embecta Corp.
5.00%, 2/15/30(b)(f)	20,000	18,609
6.75%, 2/15/30(f)	10,000	9,323
Emerson Electric Co.
2.00%, 12/21/28	69,000	62,862
1.95%, 10/15/30	265,000	229,995
2.80%, 12/21/51	25,000	16,490
Enbridge Energy Partners LP
7.50%, 4/15/38, Series B	37,000	43,653
5.50%, 9/15/40	50,000	49,620
7.38%, 10/15/45	55,000	65,292
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/28(f)	304,000	311,953
Encompass Health Corp.
5.75%, 9/15/25	4,000	3,996
4.50%, 2/1/28(b)	33,000	32,208
4.75%, 2/1/30	47,000	45,569
4.63%, 4/1/31(b)	16,000	15,100
Endo Finance Holdings, Inc.
8.50%, 4/15/31(b)(f)	41,000	43,800
Energizer Holdings, Inc.
4.38%, 3/31/29(f)	60,000	56,475
Energy Transfer LP
5.95%, 12/1/25	25,000	25,218
4.75%, 1/15/26	172,000	171,901
3.90%, 7/15/26	35,000	34,539
4.20%, 4/15/27	35,000	34,643
4.00%, 10/1/27	45,000	44,220
3.75%, 5/15/30	83,000	78,420
5.75%, 2/15/33	925,000	956,804
6.50%, 2/1/42	872,000	943,705
4.95%, 1/15/43	30,000	26,948
5.15%, 2/1/43	88,000	81,532
5.30%, 4/1/44	65,000	61,363
5.35%, 5/15/45	70,000	66,279
6.13%, 12/15/45	583,000	604,112
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(a)	33,000	35,083
EnerSys
4.38%, 12/15/27(f)	12,000	11,481
6.63%, 1/15/32(f)	12,000	12,272
EnLink Midstream LLC
5.63%, 1/15/28(f)	20,000	20,392
5.38%, 6/1/29	35,000	35,614
6.50%, 9/1/30(f)	41,000	43,715
5.65%, 9/1/34	43,000	44,130
EnLink Midstream Partners LP
4.85%, 7/15/26	30,000	29,989
5.60%, 4/1/44	30,000	29,066
5.05%, 4/1/45	81,000	72,970
5.45%, 6/1/47	45,000	42,593
Enstar Finance LLC
5.75%, 9/1/40, (5.75% fixed rate until 9/1/25; 5-year Constant Maturity Treasury Rate + 5.468% thereafter)(a)	21,000	20,828
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.01% thereafter)(a)	30,000	28,579
Enstar Group Ltd.
4.95%, 6/1/29	36,000	35,830
3.10%, 9/1/31	36,000	31,015
Entegris, Inc.
4.75%, 4/15/29(f)	127,000	123,385
Entergy Arkansas LLC
3.50%, 4/1/26	33,000	32,579
4.00%, 6/1/28	19,000	18,677
5.15%, 1/15/33	9,000	9,211
5.30%, 9/15/33	6,000	6,188
5.45%, 6/1/34	8,000	8,369
4.20%, 4/1/49	36,000	30,290
2.65%, 6/15/51	44,000	27,780
3.35%, 6/15/52	30,000	21,554
5.75%, 6/1/54	26,000	27,460
Entergy Corp.
2.95%, 9/1/26	47,000	45,641
1.90%, 6/15/28	40,000	36,485
2.80%, 6/15/30	42,000	38,103
2.40%, 6/15/31	46,000	39,582
3.75%, 6/15/50	54,000	40,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(a)	$84,000	$86,379
Entergy Louisiana LLC
2.40%, 10/1/26	22,000	21,199
3.12%, 9/1/27	25,000	24,131
3.25%, 4/1/28	23,000	22,058
1.60%, 12/15/30	6,000	5,023
3.05%, 6/1/31	7,000	6,373
2.35%, 6/15/32	10,000	8,585
4.00%, 3/15/33	15,000	14,065
5.35%, 3/15/34	10,000	10,298
5.15%, 9/15/34	46,000	46,493
3.10%, 6/15/41	33,000	24,884
4.95%, 1/15/45	29,000	27,043
4.20%, 9/1/48	59,000	49,637
4.20%, 4/1/50	34,000	28,464
2.90%, 3/15/51	42,000	27,457
4.75%, 9/15/52	33,000	30,274
5.70%, 3/15/54	46,000	48,288
Entergy Mississippi LLC
2.85%, 6/1/28	21,000	19,864
5.00%, 9/1/33	6,000	6,014
3.85%, 6/1/49	28,000	22,222
3.50%, 6/1/51	24,000	17,651
5.85%, 6/1/54	20,000	21,336
Entergy Texas, Inc.
4.00%, 3/30/29	16,000	15,615
1.75%, 3/15/31	12,000	10,092
4.50%, 3/30/39	26,000	24,166
3.55%, 9/30/49	31,000	23,180
5.00%, 9/15/52	21,000	19,972
5.80%, 9/1/53	23,000	24,171
5.55%, 9/15/54	23,000	23,502
Enterprise Products Operating LLC
2.80%, 1/31/30(b)	445,000	408,123
6.88%, 3/1/33, Series D	105,000	118,917
4.95%, 2/15/35	72,000	71,844
4.85%, 3/15/44	454,000	428,772
4.90%, 5/15/46	64,000	60,334
4.25%, 2/15/48	126,000	107,708
4.80%, 2/1/49	82,000	75,595
4.20%, 1/31/50	30,000	25,427
3.70%, 1/31/51	49,000	37,665
3.20%, 2/15/52	49,000	34,250
3.30%, 2/15/53	87,000	61,447
3.95%, 1/31/60	104,000	80,195
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(a)	130,000	125,459
EOG Resources, Inc.
4.38%, 4/15/30	100,000	98,811
3.90%, 4/1/35	27,000	24,800
4.95%, 4/15/50	14,000	13,195
EQT Corp.
7.00%, 2/1/30	239,000	258,597
Equifax, Inc.
5.10%, 12/15/27	46,000	46,567
5.10%, 6/1/28	65,000	65,678
2.35%, 9/15/31	100,000	85,062
Equinix Europe 2 Financing Corp. LLC
5.50%, 6/15/34	70,000	71,922
Equinix, Inc.
1.45%, 5/15/26	43,000	41,087
2.90%, 11/18/26	37,000	35,797
1.80%, 7/15/27	31,000	28,885
1.55%, 3/15/28	40,000	36,294
3.20%, 11/18/29	236,000	219,842
2.50%, 5/15/31	201,000	174,896
3.90%, 4/15/32	17,000	15,989
3.00%, 7/15/50	10,000	6,653
2.95%, 9/15/51	45,000	29,332
3.40%, 2/15/52	45,000	32,207
EquipmentShare.com, Inc.
9.00%, 5/15/28(f)	43,000	44,922
8.63%, 5/15/32(f)	25,000	26,258
Equitable Holdings, Inc.
5.00%, 4/20/48	151,000	141,740
ERAC USA Finance LLC
3.80%, 11/1/25(f)	35,000	34,730
3.30%, 12/1/26(f)	25,000	24,367
4.60%, 5/1/28(f)	40,000	40,051
5.00%, 2/15/29(f)	30,000	30,476
4.90%, 5/1/33(f)	40,000	39,947
6.70%, 6/1/34(f)	20,000	22,588
5.20%, 10/30/34(f)	30,000	30,492
7.00%, 10/15/37(f)	50,000	58,338
5.63%, 3/15/42(f)	25,000	26,007
4.50%, 2/15/45(f)	30,000	26,937
4.20%, 11/1/46(f)	25,000	21,377
5.40%, 5/1/53(f)	40,000	40,508
ERP Operating LP
3.00%, 7/1/29	150,000	140,157
4.50%, 7/1/44	60,000	54,163
Esab Corp.
6.25%, 4/15/29(f)	29,000	29,577
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	139,686
3.35%, 4/15/50	100,000	70,396
5.30%, 5/1/52	46,000	44,507
Essex Portfolio LP
3.38%, 4/15/26	30,000	29,462
3.63%, 5/1/27	20,000	19,562
1.70%, 3/1/28	30,000	27,315
4.00%, 3/1/29	30,000	29,085
3.00%, 1/15/30	40,000	36,647
1.65%, 1/15/31	20,000	16,548
2.55%, 6/15/31(b)	20,000	17,313
2.65%, 3/15/32	46,000	39,485
5.50%, 4/1/34	30,000	30,683
4.50%, 3/15/48	25,000	21,637
2.65%, 9/1/50	25,000	15,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Estee Lauder Cos., Inc.
3.15%, 3/15/27	$35,000	$33,966
4.38%, 5/15/28	50,000	49,743
2.38%, 12/1/29	15,000	13,487
2.60%, 4/15/30	15,000	13,508
1.95%, 3/15/31	10,000	8,433
4.65%, 5/15/33	15,000	14,609
5.00%, 2/14/34(b)	15,000	15,051
6.00%, 5/15/37	15,000	15,876
4.38%, 6/15/45	20,000	17,168
4.15%, 3/15/47	20,000	16,507
3.13%, 12/1/49	55,000	37,705
5.15%, 5/15/53	25,000	24,860
EverBank Financial Corp.
5.75%, 7/2/25	5,000	4,976
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/44	35,000	31,832
3.50%, 10/15/50	90,000	64,817
3.13%, 10/15/52	90,000	59,615
Evergy Kansas Central, Inc.
2.55%, 7/1/26	25,000	24,260
3.10%, 4/1/27	20,000	19,435
5.90%, 11/15/33	5,000	5,345
4.13%, 3/1/42	24,000	20,618
4.10%, 4/1/43	20,000	16,944
4.25%, 12/1/45	13,000	11,079
3.25%, 9/1/49	46,000	32,518
3.45%, 4/15/50	118,000	86,565
5.70%, 3/15/53	20,000	20,986
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020	10,000	8,801
4.95%, 4/15/33	5,000	5,005
5.40%, 4/1/34	6,000	6,168
5.30%, 10/1/41(b)	20,000	19,909
4.20%, 6/15/47	15,000	12,581
4.20%, 3/15/48	15,000	12,591
4.13%, 4/1/49, Series 2019	20,000	16,481
Evergy Missouri West, Inc.
5.15%, 12/15/27(f)	10,000	10,125
5.65%, 6/1/34(f)	12,000	12,506
Evergy, Inc.
2.90%, 9/15/29	55,000	50,665
Eversource Energy
5.45%, 3/1/28	79,000	80,862
4.25%, 4/1/29, Series O	218,000	213,932
3.45%, 1/15/50	85,000	62,324
Exelon Corp.
3.40%, 4/15/26	47,000	46,245
2.75%, 3/15/27	40,000	38,355
5.15%, 3/15/28	62,000	62,906
5.15%, 3/15/29	41,000	41,709
3.35%, 3/15/32	45,000	40,780
5.30%, 3/15/33	59,000	60,473
5.45%, 3/15/34	45,000	46,248
4.95%, 6/15/35	30,000	29,349
5.63%, 6/15/35	45,000	46,718
5.10%, 6/15/45	67,000	64,085
4.45%, 4/15/46	68,000	59,452
4.70%, 4/15/50	68,000	61,128
4.10%, 3/15/52	63,000	51,030
5.60%, 3/15/53	95,000	96,940
Expedia Group, Inc.
3.25%, 2/15/30	225,000	209,785
Extra Space Storage LP
2.40%, 10/15/31	422,000	358,592
Exxon Mobil Corp.
3.48%, 3/19/30	176,000	167,974
2.61%, 10/15/30	119,000	107,558
3.45%, 4/15/51	198,000	148,452
F&G Annuities & Life, Inc.
7.40%, 1/13/28	30,000	31,544
F&G Global Funding
1.75%, 6/30/26(f)	31,000	29,466
2.30%, 4/11/27(f)	16,000	15,010
2.00%, 9/20/28(f)	16,000	14,132
FactSet Research Systems, Inc.
2.90%, 3/1/27	30,000	28,824
3.45%, 3/1/32	40,000	35,932
Fair Isaac Corp.
5.25%, 5/15/26(f)	16,000	16,025
4.00%, 6/15/28(f)	65,000	62,033
Farmers Exchange Capital II
6.15%, 11/1/53, (6.151% fixed rate until 11/1/33; 3-month Secured Overnight Financing Rate + 4.01% thereafter)(a)(f)	20,000	19,524
Farmers Exchange Capital III
5.45%, 10/15/54, (5.454% fixed rate until 10/15/34; Secured Overnight Financing Rate + 3.454% thereafter)(a)(f)	20,000	18,407
Farmers Insurance Exchange
4.75%, 11/1/57, (4.747% fixed rate until 11/1/37; Secured Overnight Financing Rate + 3.231% thereafter)(a)(f)	60,000	49,934
Federal Realty OP LP
3.50%, 6/1/30	85,000	79,078
FedEx Corp.
4.25%, 5/15/30	170,000	167,630
2.40%, 5/15/31	56,000	48,751
4.90%, 1/15/34	210,000	210,871
3.25%, 5/15/41	200,000	152,363
5.10%, 1/15/44	240,000	228,635
4.05%, 2/15/48	196,000	158,098
5.25%, 5/15/50(b)	160,000	154,339
Ferguson Finance PLC
4.50%, 10/24/28(f)	200,000	197,054
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 4/1/26(f)	27,000	26,800
5.88%, 4/1/29(f)	34,000	31,911
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(f)	41,000	38,543
6.75%, 1/15/30(f)	51,000	47,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Fidelity National Financial, Inc.
4.50%, 8/15/28	$28,000	$27,754
3.40%, 6/15/30	46,000	42,342
2.45%, 3/15/31	317,000	272,886
3.20%, 9/17/51	41,000	26,872
Fidelity National Information Services, Inc.
1.15%, 3/1/26	77,000	73,691
1.65%, 3/1/28	46,000	41,834
3.75%, 5/21/29	33,000	31,676
2.25%, 3/1/31	351,000	303,374
5.10%, 7/15/32	54,000	54,779
3.10%, 3/1/41	68,000	51,707
4.50%, 8/15/46	29,000	24,926
Fiesta Purchaser, Inc.
7.88%, 3/1/31(f)	20,000	20,995
Fifth Third Bancorp
8.25%, 3/1/38	290,000	355,731
First American Financial Corp.
4.00%, 5/15/30	83,000	78,347
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 7/31/29(f)	33,000	30,578
FirstCash, Inc.
4.63%, 9/1/28(f)	20,000	19,194
5.63%, 1/1/30(f)	23,000	22,458
6.88%, 3/1/32(f)	20,000	20,403
FirstEnergy Corp.
1.60%, 1/15/26, Series A	18,000	17,343
2.65%, 3/1/30	43,000	38,650
2.25%, 9/1/30, Series B	32,000	27,848
4.85%, 7/15/47, Series C	66,000	59,494
3.40%, 3/1/50, Series C	79,000	56,657
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26(f)	12,000	12,028
3.25%, 3/15/28(f)	12,000	11,491
5.20%, 4/1/28(f)	17,000	17,292
4.30%, 1/15/29(f)	20,000	19,665
3.60%, 6/1/29(f)	12,000	11,424
FirstEnergy Transmission LLC
2.87%, 9/15/28(f)	20,000	18,686
5.45%, 7/15/44(f)	16,000	15,969
4.55%, 4/1/49(f)	20,000	17,795
Fiserv, Inc.
2.25%, 6/1/27	412,000	389,488
2.65%, 6/1/30	576,000	516,315
5.45%, 3/15/34	95,000	97,536
4.40%, 7/1/49	194,000	168,506
Five Corners Funding Trust II
2.85%, 5/15/30(f)	265,000	240,028
Flex Intermediate Holdco LLC
3.36%, 6/30/31(f)	33,000	28,763
4.32%, 12/30/39(f)	18,000	14,272
Flex Ltd.
3.75%, 2/1/26	42,000	41,432
6.00%, 1/15/28	25,000	25,737
4.88%, 6/15/29	46,000	45,698
4.88%, 5/12/30	46,000	45,540
Florida Gas Transmission Co. LLC
2.55%, 7/1/30(f)	20,000	17,656
2.30%, 10/1/31(f)	31,000	25,881
Florida Power & Light Co.
5.05%, 4/1/28	4,000	4,074
3.15%, 10/1/49	226,000	162,121
2.88%, 12/4/51	80,000	53,775
Flowserve Corp.
3.50%, 10/1/30	35,000	32,453
2.80%, 1/15/32	35,000	30,083
Fluor Corp.
4.25%, 9/15/28	25,000	24,148
FMC Corp.
5.15%, 5/18/26	31,000	31,138
3.20%, 10/1/26	31,000	30,099
3.45%, 10/1/29	36,000	33,483
5.65%, 5/18/33	36,000	36,592
4.50%, 10/1/49	45,000	36,499
6.38%, 5/18/53	45,000	47,108
FMR LLC
7.57%, 6/15/29(f)	153,000	171,286
Ford Motor Co.
4.35%, 12/8/26	368,000	363,230
6.63%, 10/1/28	28,000	29,398
9.63%, 4/22/30(b)	114,000	133,744
7.45%, 7/16/31	76,000	83,522
3.25%, 2/12/32	179,000	153,002
6.10%, 8/19/32	125,000	127,939
4.75%, 1/15/43	519,000	433,280
7.40%, 11/1/46	35,000	38,904
5.29%, 12/8/46(b)	128,000	116,085
Ford Motor Credit Co. LLC
4.95%, 5/28/27	585,000	581,629
4.13%, 8/17/27	500,000	486,095
Fortive Corp.
3.15%, 6/15/26	55,000	53,736
4.30%, 6/15/46	51,000	43,226
Fortrea Holdings, Inc.
7.50%, 7/1/30(f)	28,000	28,385
Fortress Intermediate 3, Inc.
7.50%, 6/1/31(f)	31,000	32,181
Fortress Transportation & Infrastructure Investors LLC
5.50%, 5/1/28(b)(f)	41,000	40,669
7.88%, 12/1/30(f)	20,000	21,264
7.00%, 5/1/31(f)	123,000	127,611
Fortune Brands Innovations, Inc.
3.25%, 9/15/29	50,000	46,822
4.00%, 3/25/32	32,000	30,064
5.88%, 6/1/33	43,000	45,109
4.50%, 3/25/52	69,000	57,542
Foundry JV Holdco LLC
5.88%, 1/25/34(f)	200,000	201,868
Fox Corp.
4.71%, 1/25/29	171,000	171,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
6.50%, 10/13/33	$16,000	$17,234
5.58%, 1/25/49	275,000	268,131
Franklin Resources, Inc.
1.60%, 10/30/30	36,000	30,225
Fred Hutchinson Cancer Center
4.97%, 1/1/52, Series 2022	20,000	19,546
Freedom Mortgage Corp.
7.63%, 5/1/26(f)	21,000	21,163
6.63%, 1/15/27(f)	22,000	21,982
12.00%, 10/1/28(f)	53,000	57,667
12.25%, 10/1/30(f)	20,000	22,233
Freedom Mortgage Holdings LLC
9.25%, 2/1/29(f)	32,000	33,199
9.13%, 5/15/31(f)	17,000	17,667
Freeport-McMoRan, Inc.
5.00%, 9/1/27	30,000	30,066
4.13%, 3/1/28	30,000	29,355
4.38%, 8/1/28	25,000	24,564
5.25%, 9/1/29	35,000	35,263
4.25%, 3/1/30	30,000	29,201
4.63%, 8/1/30	40,000	39,303
5.40%, 11/14/34	65,000	66,078
5.45%, 3/15/43	155,000	150,895
Frontier Communications Holdings LLC
6.75%, 5/1/29(f)	83,000	84,099
FS KKR Capital Corp.
3.40%, 1/15/26	61,000	59,714
2.63%, 1/15/27	24,000	22,688
3.25%, 7/15/27	30,000	28,463
3.13%, 10/12/28	46,000	41,954
7.88%, 1/15/29	24,000	25,755
GA Global Funding Trust
1.63%, 1/15/26(f)	27,000	26,026
5.50%, 1/8/29(f)	150,000	153,292
Gap, Inc.
3.63%, 10/1/29(f)	31,000	28,204
3.88%, 10/1/31(f)	32,000	28,247
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.75%, 5/31/32(f)	33,000	33,276
Gartner, Inc.
4.50%, 7/1/28(f)	33,000	32,234
3.63%, 6/15/29(f)	25,000	23,377
3.75%, 10/1/30(f)	33,000	30,577
GATX Corp.
3.25%, 9/15/26	70,000	68,235
5.40%, 3/15/27	20,000	20,291
3.85%, 3/30/27	20,000	19,599
3.50%, 3/15/28	20,000	19,212
4.55%, 11/7/28	20,000	19,903
4.70%, 4/1/29	35,000	34,974
4.00%, 6/30/30	35,000	33,537
1.90%, 6/1/31	29,000	24,044
3.50%, 6/1/32	30,000	27,007
4.90%, 3/15/33	30,000	29,578
5.45%, 9/15/33	30,000	30,838
6.05%, 3/15/34	20,000	21,337
6.90%, 5/1/34	35,000	39,397
5.20%, 3/15/44	25,000	23,961
3.10%, 6/1/51	109,000	73,446
6.05%, 6/5/54	31,000	33,660
GCI LLC
4.75%, 10/15/28(f)	128,000	121,347
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	505,000	482,774
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	166,753
5.91%, 11/22/32	339,000	360,980
Gen Digital, Inc.
6.75%, 9/30/27(f)	37,000	37,820
7.13%, 9/30/30(b)(f)	57,000	59,110
General Dynamics Corp.
2.63%, 11/15/27	32,000	30,496
3.75%, 5/15/28	64,000	62,632
4.25%, 4/1/40	174,000	158,408
3.60%, 11/15/42	11,000	9,173
General Electric Co.
5.88%, 1/14/38	25,000	26,644
General Mills, Inc.
5.24%, 11/18/25	30,000	30,000
4.70%, 1/30/27	31,000	31,072
3.20%, 2/10/27	46,000	44,695
4.20%, 4/17/28	86,000	84,896
5.50%, 10/17/28	31,000	31,929
2.88%, 4/15/30	54,000	49,211
4.70%, 4/17/48	40,000	36,647
3.00%, 2/1/51	196,000	131,514
General Motors Co.
6.60%, 4/1/36	309,000	334,711
5.40%, 4/1/48	69,000	64,383
5.95%, 4/1/49	9,000	9,022
General Motors Financial Co., Inc.
4.35%, 1/17/27	419,000	415,393
3.60%, 6/21/30	2,790,000	2,591,059
Genesee & Wyoming, Inc.
6.25%, 4/15/32(f)	29,000	29,261
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 1/15/27	40,000	40,804
7.75%, 2/1/28	28,000	28,338
8.25%, 1/15/29	25,000	25,602
8.88%, 4/15/30	2,000	2,085
7.88%, 5/15/32	34,000	34,286
Genuine Parts Co.
6.50%, 11/1/28	26,000	27,578
1.88%, 11/1/30	36,000	30,310
2.75%, 2/1/32	36,000	30,987
6.88%, 11/1/33	27,000	30,253
Genworth Holdings, Inc.
6.50%, 6/15/34	15,000	15,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
GEO Group, Inc.
8.63%, 4/15/29	$27,000	$28,586
10.25%, 4/15/31	26,000	28,477
George Washington University
4.30%, 9/15/44, Series 2014	20,000	18,018
4.87%, 9/15/45, Series 2015	23,000	22,393
4.13%, 9/15/48, Series 2018	52,000	45,514
Georgetown University
4.32%, 4/1/49, Series B	37,000	32,922
2.94%, 4/1/50, Series 20A	23,000	16,032
5.12%, 4/1/53	17,000	17,295
5.22%, 10/1/18, Series A	13,000	12,363
Georgia Power Co.
3.25%, 3/15/51, Series A	49,000	35,087
Georgia-Pacific LLC
0.95%, 5/15/26(f)	219,000	207,814
GFL Environmental, Inc.
3.75%, 8/1/25(f)	31,000	30,755
5.13%, 12/15/26(f)	56,000	55,865
4.00%, 8/1/28(f)	31,000	29,554
3.50%, 9/1/28(f)	31,000	29,302
4.75%, 6/15/29(f)	31,000	30,031
4.38%, 8/15/29(f)	23,000	21,818
6.75%, 1/15/31(f)	41,000	42,625
Gilead Sciences, Inc.
3.65%, 3/1/26	169,000	167,035
2.95%, 3/1/27	75,000	72,603
1.20%, 10/1/27	45,000	41,167
1.65%, 10/1/30	70,000	59,366
5.25%, 10/15/33	70,000	72,027
4.60%, 9/1/35	90,000	87,422
4.00%, 9/1/36	70,000	63,855
2.60%, 10/1/40	90,000	65,258
5.65%, 12/1/41	90,000	93,524
4.80%, 4/1/44	160,000	149,688
4.50%, 2/1/45	160,000	143,779
4.75%, 3/1/46	204,000	188,767
4.15%, 3/1/47	160,000	135,863
2.80%, 10/1/50	135,000	88,412
5.55%, 10/15/53	90,000	93,448
Glatfelter Corp.
4.75%, 11/15/29(f)	20,000	18,000
Global Atlantic Fin Co.
4.40%, 10/15/29(f)	37,000	35,545
3.13%, 6/15/31(f)	27,000	23,649
7.95%, 6/15/33(f)	27,000	30,622
4.70%, 10/15/51, (4.70% fixed rate until 10/15/26; 5-year Constant Maturity Treasury Rate + 3.796% thereafter)(a)(f)	31,000	29,980
6.75%, 3/15/54(f)	31,000	32,791
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(f)	16,000	15,592
7.50%, 4/15/32(f)	12,000	12,178
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	16,000	16,160
6.88%, 1/15/29(b)	14,000	14,045
8.25%, 1/15/32(f)	21,000	22,060
Global Payments, Inc.
4.45%, 6/1/28	100,000	98,785
5.95%, 8/15/52	279,000	286,617
Globe Life, Inc.
4.55%, 9/15/28	34,000	33,788
2.15%, 8/15/30	29,000	24,849
4.80%, 6/15/32	29,000	28,528
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26	61,000	61,107
5.75%, 6/1/28	181,000	184,300
5.30%, 1/15/29	47,000	47,152
4.00%, 1/15/30	49,000	46,132
4.00%, 1/15/31	49,000	45,517
3.25%, 1/15/32	56,000	48,969
6.75%, 12/1/33	28,000	30,281
5.63%, 9/15/34	72,000	72,707
6.25%, 9/15/54(b)	36,000	37,448
GN Bondco LLC
9.50%, 10/15/31(f)	30,000	31,976
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(f)	25,000	24,787
3.50%, 3/1/29(f)	33,000	30,612
Goldman Sachs Bank USA
5.28%, 3/18/27, (5.283% fixed rate until 3/18/26; Secured Overnight Financing Rate + 0.777% thereafter)(a)	124,000	124,842
5.41%, 5/21/27, (5.414% fixed rate until 5/21/26; Secured Overnight Financing Rate + 0.75% thereafter)(a)	146,000	147,365
Goldman Sachs Capital I
6.35%, 2/15/34	65,000	68,967
Goldman Sachs Group, Inc.
4.25%, 10/21/25	125,000	124,383
3.50%, 11/16/26	151,000	147,716
1.09%, 12/9/26, (1.093% fixed rate until 12/9/25; Secured Overnight Financing Rate + 0.789% thereafter)(a)	121,000	116,534
5.95%, 1/15/27	51,000	52,418
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	165,000	158,163
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	38,000	37,782
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	234,000	221,826
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	165,000	157,532
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(a)	179,000	174,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(a)	$137,000	$133,433
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	137,000	136,065
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	137,000	132,827
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	192,000	188,755
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(a)	151,000	159,928
2.60%, 2/7/30	41,000	36,878
3.80%, 3/15/30	51,000	48,601
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	154,000	159,173
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	137,000	138,005
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(a)	51,000	42,955
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(a)	76,000	66,194
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(a)	82,000	70,039
2.65%, 10/21/32, (2.65% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.264% thereafter)(a)	61,000	52,625
6.13%, 2/15/33	21,000	23,019
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	82,000	72,474
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(a)	25,000	27,580
5.85%, 4/25/35, (5.851% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.552% thereafter)(a)	51,000	53,573
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(a)	61,000	61,757
6.45%, 5/1/36	162,000	177,838
6.75%, 10/1/37	493,000	547,288
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(a)	163,000	144,098
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(a)	98,000	89,848
6.25%, 2/1/41	163,000	179,486
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(a)	143,000	110,468
2.91%, 7/21/42, (2.908% fixed rate until 7/21/41; Secured Overnight Financing Rate + 1.472% thereafter)(a)	95,000	70,094
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(a)	124,000	97,970
4.80%, 7/8/44	114,000	107,165
5.15%, 5/22/45	180,000	174,315
4.75%, 10/21/45	129,000	120,401
Golub Capital BDC, Inc.
2.50%, 8/24/26	37,000	35,240
2.05%, 2/15/27(b)	21,000	19,557
7.05%, 12/5/28	27,000	28,343
6.00%, 7/15/29	42,000	42,390
Goodyear Tire & Rubber Co.
5.63%, 4/30/33(b)	110,000	99,798
GoTo Group, Inc.
5.50%, 5/1/28(f)	17,000	6,419
5.50%, 5/1/28(f)	15,000	12,585
GrafTech Finance, Inc.
4.63%, 12/15/28(f)	20,000	15,089
GrafTech Global Enterprises, Inc.
9.88%, 12/15/28(f)	18,000	16,437
Grand Canyon University
5.13%, 10/1/28	39,000	36,942
Graphic Packaging International LLC
3.50%, 3/15/28(f)	68,000	63,972
Gray Television, Inc.
7.00%, 5/15/27(b)(f)	31,000	30,407
10.50%, 7/15/29(f)	54,000	54,913
4.75%, 10/15/30(f)	53,000	31,390
5.38%, 11/15/31(f)	53,000	31,393
Griffon Corp.
5.75%, 3/1/28	58,000	57,378
Group 1 Automotive, Inc.
4.00%, 8/15/28(f)	42,000	39,771
Guardian Life Global Funding
0.88%, 12/10/25(f)	21,000	20,225
1.25%, 5/13/26(f)	12,000	11,453
3.25%, 3/29/27(f)	14,000	13,590
1.40%, 7/6/27(f)	17,000	15,688
5.55%, 10/28/27(f)	19,000	19,497
1.25%, 11/19/27(f)	21,000	19,050
1.63%, 9/16/28(f)	12,000	10,783
5.74%, 10/2/28(f)	17,000	17,661
Guardian Life Insurance Co. of America
4.88%, 6/19/64(f)	19,000	17,023
3.70%, 1/22/70(b)(f)	32,000	22,722
4.85%, 1/24/77(f)	24,000	21,278
GXO Logistics, Inc.
1.65%, 7/15/26(b)	24,000	22,824
6.25%, 5/6/29	43,000	44,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
2.65%, 7/15/31	$29,000	$25,194
6.50%, 5/6/34	46,000	48,632
H&E Equipment Services, Inc.
3.88%, 12/15/28(f)	100,000	92,824
HA Sustainable Infrastructure Capital, Inc.
6.38%, 7/1/34(f)	49,000	49,399
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	7,264
4.21%, 7/1/48	6,000	5,237
2.88%, 9/1/50, Series 2020	10,000	6,774
4.50%, 7/1/57	6,000	5,343
Haleon U.S. Capital LLC
3.63%, 3/24/32	420,000	388,881
Halliburton Co.
3.80%, 11/15/25	25,000	24,788
2.92%, 3/1/30	70,000	64,016
4.85%, 11/15/35	110,000	108,078
6.70%, 9/15/38	70,000	79,489
7.45%, 9/15/39	90,000	108,940
4.50%, 11/15/41	45,000	40,342
4.75%, 8/1/43	80,000	73,361
5.00%, 11/15/45	180,000	169,853
Hanesbrands, Inc.
4.88%, 5/15/26(f)	37,000	36,564
9.00%, 2/15/31(f)	25,000	26,887
Harley-Davidson Financial Services, Inc.
3.05%, 2/14/27(f)	20,000	19,012
6.50%, 3/10/28(f)	29,000	29,942
Harley-Davidson, Inc.
4.63%, 7/28/45	38,000	32,083
Hartford Financial Services Group, Inc.
2.80%, 8/19/29	45,000	41,385
5.95%, 10/15/36	25,000	26,681
6.10%, 10/1/41	35,000	37,341
4.30%, 4/15/43	25,000	22,047
4.40%, 3/15/48	45,000	39,367
3.60%, 8/19/49	70,000	53,804
2.90%, 9/15/51	55,000	36,618
Hartford HealthCare Corp.
3.45%, 7/1/54	24,000	17,925
Harvest Midstream I LP
7.50%, 9/1/28(f)	33,000	33,770
7.50%, 5/15/32(f)	20,000	20,571
Hasbro, Inc.
3.55%, 11/19/26	42,000	41,108
3.50%, 9/15/27	31,000	30,115
3.90%, 11/19/29	64,000	60,952
6.05%, 5/14/34	36,000	37,160
6.35%, 3/15/40	47,000	49,819
5.10%, 5/15/44	27,000	24,662
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26(f)	41,000	39,655
8.00%, 6/15/27(f)	31,000	32,446
3.75%, 9/15/30(b)(f)	15,000	13,227
Hawaiian Airlines Pass-Through Certificates
3.90%, 1/15/26, Series 2013-1, Class 1A	2,626	2,570
HCA, Inc.
5.25%, 6/15/26	94,000	94,286
5.38%, 9/1/26	62,000	62,348
4.50%, 2/15/27	75,000	74,500
3.13%, 3/15/27	62,000	59,764
5.20%, 6/1/28	62,000	62,806
5.63%, 9/1/28	94,000	96,152
5.88%, 2/1/29	62,000	63,932
3.38%, 3/15/29	31,000	29,180
4.13%, 6/15/29	125,000	120,901
3.50%, 9/1/30	188,000	173,760
5.45%, 4/1/31	122,000	123,850
2.38%, 7/15/31	59,000	49,945
3.63%, 3/15/32	139,000	125,624
5.50%, 6/1/33	87,000	88,099
5.60%, 4/1/34	91,000	92,200
5.45%, 9/15/34	113,000	113,290
5.13%, 6/15/39	90,000	85,636
4.38%, 3/15/42	45,000	38,285
5.50%, 6/15/47	135,000	129,592
5.25%, 6/15/49	180,000	165,529
3.50%, 7/15/51	135,000	93,264
4.63%, 3/15/52	180,000	149,674
5.90%, 6/1/53	90,000	90,327
6.00%, 4/1/54	135,000	137,133
5.95%, 9/15/54	90,000	90,974
6.10%, 4/1/64	63,000	63,814
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(f)	66,000	57,765
5.45%, 6/15/34(f)	34,000	34,640
3.20%, 6/1/50(f)	16,000	10,794
5.88%, 6/15/54(f)	47,000	48,042
Healthcare Realty Holdings LP
2.00%, 3/15/31	232,000	193,118
HealthEquity, Inc.
4.50%, 10/1/29(f)	25,000	23,743
Healthpeak OP LLC
3.00%, 1/15/30	428,000	393,573
HEICO Corp.
5.25%, 8/1/28	37,000	37,667
5.35%, 8/1/33	43,000	43,917
Herc Holdings, Inc.
5.50%, 7/15/27(f)	49,000	48,837
Hershey Co.
2.30%, 8/15/26	309,000	298,560
2.65%, 6/1/50	29,000	18,613
Hertz Corp.
4.63%, 12/1/26(f)	20,000	17,195
5.00%, 12/1/29(f)	41,000	28,429
Hess Corp.
4.30%, 4/1/27	60,000	59,615
7.88%, 10/1/29(b)	35,000	39,701
7.30%, 8/15/31	45,000	51,205
7.13%, 3/15/33	42,000	47,836
6.00%, 1/15/40	70,000	74,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.60%, 2/15/41	$115,000	$117,950
5.80%, 4/1/47	45,000	47,033
Hess Midstream Operations LP
5.63%, 2/15/26(f)	83,000	83,023
5.13%, 6/15/28(f)	23,000	22,672
6.50%, 6/1/29(f)	24,000	24,640
4.25%, 2/15/30(f)	31,000	29,210
5.50%, 10/15/30(f)	16,000	15,745
Hewlett Packard Enterprise Co.
1.75%, 4/1/26	46,000	44,214
5.25%, 7/1/28	34,000	34,647
6.20%, 10/15/35	64,000	68,897
6.35%, 10/15/45	253,000	272,540
HF Sinclair Corp.
5.88%, 4/1/26	49,000	49,455
6.38%, 4/15/27	24,000	24,370
5.00%, 2/1/28	30,000	29,820
4.50%, 10/1/30	23,000	22,055
Highmark, Inc.
1.45%, 5/10/26(f)	64,000	60,665
2.55%, 5/10/31(f)	22,000	18,121
Highwoods Realty LP
3.88%, 3/1/27	20,000	19,476
4.13%, 3/15/28	194,000	186,802
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(f)	25,000	24,839
5.75%, 2/1/29(f)	54,000	52,514
6.00%, 4/15/30(b)(f)	21,000	20,287
6.00%, 2/1/31(f)	25,000	23,934
6.25%, 4/15/32(f)	21,000	19,991
8.38%, 11/1/33(f)	143,000	151,182
6.88%, 5/15/34(f)	17,000	16,476
Hillenbrand, Inc.
5.00%, 9/15/26	15,000	14,991
6.25%, 2/15/29	20,000	20,395
3.75%, 3/1/31(b)	14,000	12,476
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32(f)	208,000	183,865
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(f)	43,000	40,918
4.88%, 7/1/31(f)	20,000	18,109
6.63%, 1/15/32(f)	65,000	65,781
Historic TW, Inc.
8.30%, 1/15/36(a)	6,000	6,514
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(f)	75,000	54,680
Hologic, Inc.
4.63%, 2/1/28(f)	16,000	15,711
3.25%, 2/15/29(f)	49,000	45,086
Home Depot, Inc.
2.50%, 4/15/27	405,000	388,641
2.70%, 4/15/30	184,000	167,814
1.88%, 9/15/31	18,000	15,161
4.50%, 9/15/32	210,000	208,838
5.88%, 12/16/36	1,131,000	1,229,156
3.13%, 12/15/49	8,000	5,688
2.38%, 3/15/51	137,000	82,571
2.75%, 9/15/51	116,000	75,533
3.63%, 4/15/52	98,000	75,650
3.50%, 9/15/56	219,000	162,571
5.40%, 6/25/64	33,000	33,749
Honeywell International, Inc.
2.50%, 11/1/26	110,000	106,306
1.10%, 3/1/27	75,000	69,880
4.95%, 2/15/28	35,000	35,684
4.25%, 1/15/29(b)	55,000	54,905
2.70%, 8/15/29(b)	15,000	13,922
4.88%, 9/1/29(b)	10,000	10,186
1.95%, 6/1/30	20,000	17,522
1.75%, 9/1/31	30,000	25,159
4.95%, 9/1/31	10,000	10,206
5.00%, 2/15/33	25,000	25,488
4.50%, 1/15/34	20,000	19,595
5.00%, 3/1/35	35,000	35,383
5.70%, 3/15/36	20,000	21,497
5.70%, 3/15/37	25,000	26,737
5.38%, 3/1/41	23,000	23,907
3.81%, 11/21/47	24,000	19,513
2.80%, 6/1/50	41,000	27,803
5.25%, 3/1/54	95,000	94,821
5.35%, 3/1/64	119,000	119,901
Hormel Foods Corp.
4.80%, 3/30/27	35,000	35,316
1.70%, 6/3/28	52,000	47,479
1.80%, 6/11/30	21,000	18,120
3.05%, 6/3/51	29,000	20,246
Host Hotels & Resorts LP
4.50%, 2/1/26, Series F	25,000	24,891
3.38%, 12/15/29, Series H	46,000	42,519
3.50%, 9/15/30, Series I	54,000	49,427
2.90%, 12/15/31, Series J	32,000	27,697
5.70%, 7/1/34	55,000	56,011
Howard Hughes Corp.
5.38%, 8/1/28(f)	51,000	50,169
4.13%, 2/1/29(f)	27,000	25,297
4.38%, 2/1/31(f)	27,000	24,759
Howard Midstream Energy Partners LLC
8.88%, 7/15/28(f)	22,000	23,370
Howard University
5.21%, 10/1/52, Series 22A	27,000	24,941
Howmet Aerospace, Inc.
5.90%, 2/1/27	39,000	40,064
6.75%, 1/15/28	18,000	19,052
3.00%, 1/15/29	43,000	40,350
5.95%, 2/1/37	57,000	61,068
HP, Inc.
1.45%, 6/17/26	32,000	30,450
3.00%, 6/17/27	62,000	59,590
4.75%, 1/15/28	55,000	55,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
4.00%, 4/15/29	$71,000	$68,900
3.40%, 6/17/30	36,000	33,466
2.65%, 6/17/31	71,000	61,966
4.20%, 4/15/32	48,000	45,743
5.50%, 1/15/33(b)	79,000	81,261
6.00%, 9/15/41	109,000	114,561
HUB International Ltd.
5.63%, 12/1/29(f)	23,000	22,414
7.38%, 1/31/32(f)	78,000	79,875
Hubbell, Inc.
3.35%, 3/1/26	24,000	23,609
3.15%, 8/15/27	18,000	17,326
3.50%, 2/15/28	27,000	26,062
2.30%, 3/15/31	21,000	18,096
Hudson Pacific Properties LP
5.95%, 2/15/28(b)	208,000	187,644
Humana, Inc.
1.35%, 2/3/27	45,000	41,876
3.95%, 3/15/27	35,000	34,452
5.75%, 3/1/28	30,000	30,827
5.75%, 12/1/28	30,000	30,919
3.70%, 3/23/29	45,000	42,984
3.13%, 8/15/29	35,000	32,492
4.88%, 4/1/30	35,000	34,882
5.38%, 4/15/31	90,000	91,054
2.15%, 2/3/32	55,000	45,112
5.88%, 3/1/33	54,000	55,861
5.95%, 3/15/34	60,000	62,420
4.63%, 12/1/42	36,000	31,397
4.95%, 10/1/44	70,000	63,001
4.80%, 3/15/47	35,000	30,530
3.95%, 8/15/49	45,000	34,668
5.50%, 3/15/53	64,000	61,584
5.75%, 4/15/54	90,000	89,799
Hunt Cos., Inc.
5.25%, 4/15/29(f)	26,000	24,678
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(a)	225,000	222,902
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(a)	321,000	263,045
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	37,000	35,606
2.04%, 8/16/28	37,000	33,464
4.20%, 5/1/30	46,000	43,987
Huntsman International LLC
4.50%, 5/1/29	46,000	44,373
2.95%, 6/15/31	28,000	23,871
Hyatt Hotels Corp.
4.38%, 9/15/28	84,000	82,620
5.75%, 4/23/30(b)	75,000	77,722
Hyundai Capital America
1.80%, 10/15/25(f)	30,000	29,197
1.30%, 1/8/26(f)	35,000	33,680
5.50%, 3/30/26(f)	74,000	74,588
1.50%, 6/15/26(f)	35,000	33,276
5.65%, 6/26/26(f)	30,000	30,350
1.65%, 9/17/26(f)	40,000	37,819
5.95%, 9/21/26(f)	30,000	30,568
2.75%, 9/27/26(e)	20,000	19,273
3.50%, 11/2/26(f)	30,000	29,264
5.25%, 1/8/27(f)	40,000	40,388
3.00%, 2/10/27(f)	20,000	19,266
5.30%, 3/19/27(f)	35,000	35,401
2.38%, 10/15/27(f)	25,000	23,400
1.80%, 1/10/28(f)	25,000	22,850
5.60%, 3/30/28(f)	35,000	35,773
2.00%, 6/15/28(b)(f)	35,000	31,786
5.68%, 6/26/28(f)	40,000	41,043
2.10%, 9/15/28(f)	35,000	31,667
6.10%, 9/21/28(f)	35,000	36,474
5.30%, 1/8/29(f)	30,000	30,438
6.50%, 1/16/29(f)	30,000	31,739
5.35%, 3/19/29(f)	20,000	20,339
5.80%, 4/1/30(f)	20,000	20,708
6.38%, 4/8/30(f)	25,000	26,515
5.70%, 6/26/30(f)	20,000	20,636
6.20%, 9/21/30(f)	20,000	21,149
5.40%, 1/8/31(f)	20,000	20,373
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	145,000	125,472
9.00%, 6/15/30	18,000	17,870
Icon Investments Six DAC
5.81%, 5/8/27	236,000	240,934
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	18,434
5.50%, 3/15/53	20,000	20,325
5.80%, 4/1/54	23,000	24,435
IDEX Corp.
3.00%, 5/1/30	35,000	31,895
2.63%, 6/15/31	368,000	321,291
iHeartCommunications, Inc.
6.38%, 5/1/26	40,000	34,842
4.75%, 1/15/28(f)	40,000	24,752
Illinois Tool Works, Inc.
2.65%, 11/15/26	69,000	66,947
4.88%, 9/15/41	32,000	31,220
3.90%, 9/1/42	54,000	46,283
Illumina, Inc.
5.80%, 12/12/25	30,000	30,267
5.75%, 12/13/27	30,000	30,797
2.55%, 3/23/31	35,000	30,244
Imola Merger Corp.
4.75%, 5/15/29(f)	70,000	67,247
Indiana Michigan Power Co.
3.25%, 5/1/51	97,000	68,067
Indianapolis Power & Light Co.
5.70%, 4/1/54(f)	14,000	14,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Ingersoll Rand, Inc.
5.40%, 8/14/28	$30,000	$30,746
5.18%, 6/15/29(b)	53,000	53,988
5.31%, 6/15/31	35,000	35,871
5.70%, 8/14/33	72,000	75,225
5.45%, 6/15/34	68,000	69,852
5.70%, 6/15/54	62,000	64,558
Ingevity Corp.
3.88%, 11/1/28(f)	29,000	27,091
Ingredion, Inc.
3.20%, 10/1/26	30,000	29,223
2.90%, 6/1/30	43,000	39,308
3.90%, 6/1/50	37,000	28,862
Insight Enterprises, Inc.
6.63%, 5/15/32(f)	20,000	20,471
Integris Baptist Medical Center, Inc.
3.88%, 8/15/50, Series A	25,000	19,222
Intel Corp.
3.15%, 5/11/27	412,000	397,406
2.45%, 11/15/29	168,000	150,226
5.13%, 2/10/30	164,000	166,145
4.25%, 12/15/42	85,000	69,646
5.63%, 2/10/43	534,000	520,368
4.10%, 5/19/46	113,000	87,110
4.10%, 5/11/47	357,000	274,606
3.73%, 12/8/47	10,000	7,191
3.25%, 11/15/49	180,000	117,850
4.75%, 3/25/50	203,000	170,684
3.05%, 8/12/51	61,000	37,958
4.90%, 8/5/52	158,000	134,786
5.70%, 2/10/53	180,000	172,520
5.60%, 2/21/54	104,000	98,798
3.10%, 2/15/60	49,000	28,955
4.95%, 3/25/60	103,000	87,431
3.20%, 8/12/61	180,000	107,574
5.05%, 8/5/62	12,000	10,209
5.90%, 2/10/63	147,000	143,485
Intercontinental Exchange, Inc.
3.63%, 9/1/28	100,000	96,785
2.10%, 6/15/30	440,000	385,901
1.85%, 9/15/32	222,000	180,079
4.60%, 3/15/33	92,000	90,599
4.95%, 6/15/52	110,000	104,820
3.00%, 9/15/60	243,000	154,143
International Business Machines Corp.
3.45%, 2/19/26	412,000	406,588
1.95%, 5/15/30	980,000	851,024
5.88%, 11/29/32	28,000	30,032
5.60%, 11/30/39	92,000	96,090
2.85%, 5/15/40	412,000	307,691
4.00%, 6/20/42	87,000	74,113
7.13%, 12/1/96	107,000	140,761
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(f)	192,000	176,783
5.00%, 9/26/48	188,000	169,293
International Game Technology PLC
4.13%, 4/15/26(f)	200,000	197,351
International Paper Co.
5.00%, 9/15/35	35,000	35,175
7.30%, 11/15/39	40,000	47,432
6.00%, 11/15/41	55,000	58,990
4.80%, 6/15/44	60,000	55,449
5.15%, 5/15/46	40,000	38,177
4.40%, 8/15/47	60,000	51,932
4.35%, 8/15/48	67,000	57,106
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	31,000	30,972
4.75%, 3/30/30	48,000	47,856
2.40%, 3/1/31	36,000	31,133
5.38%, 6/15/33	21,000	21,200
3.38%, 3/1/41	45,000	34,429
5.40%, 10/1/48	45,000	43,968
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	29,450
3.60%, 4/1/29	20,000	19,203
2.30%, 6/1/30	30,000	26,385
5.70%, 10/15/33	20,000	20,959
6.25%, 7/15/39(b)	25,000	27,237
3.70%, 9/15/46	39,000	30,695
3.50%, 9/30/49	30,000	22,424
3.10%, 11/30/51	128,000	87,511
Intuit, Inc.
5.25%, 9/15/26	55,000	55,723
1.35%, 7/15/27	37,000	34,276
5.13%, 9/15/28	55,000	56,356
1.65%, 7/15/30	10,000	8,563
5.20%, 9/15/33	26,000	26,711
5.50%, 9/15/53	55,000	56,581
Invesco Finance PLC
3.75%, 1/15/26	32,000	31,663
5.38%, 11/30/43	22,000	21,762
Invitation Homes Operating Partnership LP
4.15%, 4/15/32	204,000	191,422
IPALCO Enterprises, Inc.
4.25%, 5/1/30	502,000	479,208
IQVIA, Inc.
6.25%, 2/1/29	175,000	182,895
Iron Mountain, Inc.
5.25%, 7/15/30(f)	307,000	298,442
ITC Holdings Corp.
3.35%, 11/15/27	382,000	369,599
ITT Holdings LLC
6.50%, 8/1/29(f)	50,000	46,933
Jabil, Inc.
1.70%, 4/15/26	31,000	29,717
4.25%, 5/15/27	31,000	30,645
3.95%, 1/12/28	31,000	30,195
5.45%, 2/1/29	18,000	18,316
3.60%, 1/15/30	36,000	33,651
3.00%, 1/15/31	43,000	38,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Jackson Financial, Inc.
5.17%, 6/8/27	$25,000	$25,202
3.13%, 11/23/31	41,000	35,682
5.67%, 6/8/32(b)	25,000	25,706
4.00%, 11/23/51	45,000	33,213
Jackson National Life Global Funding
3.05%, 4/29/26(f)	62,000	60,459
3.05%, 6/21/29(f)	19,000	17,393
Jacobs Engineering Group, Inc.
5.90%, 3/1/33	61,000	62,960
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(f)	25,000	23,820
7.13%, 4/30/31(f)	57,000	59,365
JB Poindexter & Co., Inc.
8.75%, 12/15/31(f)	25,000	26,588
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.63%, 1/15/32(b)	67,000	59,994
5.75%, 4/1/33	577,000	589,555
4.38%, 2/2/52	154,000	122,134
Jefferies Financial Group, Inc.
4.15%, 1/23/30	334,000	322,268
2.63%, 10/15/31	100,000	85,771
6.25%, 1/15/36	100,000	106,244
Jersey Central Power & Light Co.
4.30%, 1/15/26(f)	27,000	26,830
2.75%, 3/1/32(f)	20,000	17,381
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 9/20/31(f)	81,000	85,307
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	25,355	22,319
4.00%, 11/15/32, Series 2020-1, Class A	25,101	23,733
JM Smucker Co.
3.38%, 12/15/27	30,000	29,095
5.90%, 11/15/28	45,000	47,136
2.38%, 3/15/30	35,000	31,301
2.13%, 3/15/32(b)	35,000	29,157
6.20%, 11/15/33	70,000	75,387
4.25%, 3/15/35	60,000	55,977
2.75%, 9/15/41	25,000	17,554
6.50%, 11/15/43	70,000	77,191
4.38%, 3/15/45	55,000	47,340
3.55%, 3/15/50	25,000	18,353
6.50%, 11/15/53	90,000	101,145
John Deere Capital Corp.
4.80%, 1/9/26	88,000	88,326
0.70%, 1/15/26	66,000	63,311
5.05%, 3/3/26, Series FXD	40,000	40,355
4.95%, 3/6/26(b)	33,000	33,225
2.25%, 9/14/26	33,000	31,815
1.70%, 1/11/27	37,000	35,028
2.80%, 9/8/27	412,000	395,775
4.15%, 9/15/27	371,000	369,167
4.75%, 1/20/28(b)	165,000	166,961
1.50%, 3/6/28	37,000	33,818
3.45%, 3/7/29	412,000	396,414
3.35%, 4/18/29	12,000	11,520
4.85%, 10/11/29	8,000	8,155
1.45%, 1/15/31	12,000	10,069
John Sevier Combined Cycle Generation LLC
4.63%, 1/15/42	11,866	11,306
Johnson & Johnson
2.45%, 3/1/26	41,000	40,075
2.90%, 1/15/28	31,000	29,834
4.95%, 5/15/33	155,000	161,718
3.63%, 3/3/37	254,000	227,622
2.45%, 9/1/60	62,000	36,785
Johnson Controls International PLC
3.90%, 2/14/26	30,000	29,688
6.00%, 1/15/36	30,000	32,320
4.63%, 7/2/44	40,000	36,247
5.13%, 9/14/45	10,000	9,376
4.50%, 2/15/47	49,000	43,010
4.95%, 7/2/64(a)	40,000	36,176
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	45,000	38,190
2.00%, 9/16/31	35,000	29,558
4.90%, 12/1/32	30,000	30,295
JPMorgan Chase & Co.
4.13%, 12/15/26	548,000	543,622
4.25%, 10/1/27	958,000	953,630
3.63%, 12/1/27	139,000	135,369
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	798,000	776,848
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	412,000	387,588
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	412,000	397,801
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	765,000	748,130
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	76,000	69,272
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	61,000	55,241
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(a)	428,000	360,989
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	61,000	62,207
5.29%, 7/22/35, (5.294% fixed rate until 7/22/34; Secured Overnight Financing Rate + 1.46% thereafter)(a)	71,000	72,184
6.40%, 5/15/38	173,000	195,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(a)	$309,000	$273,168
5.50%, 10/15/40	55,000	57,071
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; 3-month Secured Overnight Financing Rate + 2.46% thereafter)(a)	98,000	76,606
5.60%, 7/15/41	119,000	124,849
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	104,000	74,226
5.40%, 1/6/42	82,000	84,504
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(a)	131,000	101,514
5.63%, 8/16/43	141,000	147,704
4.85%, 2/1/44	65,000	62,790
4.95%, 6/1/45	188,000	180,039
4.26%, 2/22/48, (4.26% fixed rate until 2/22/47; 3-month Secured Overnight Financing Rate + 1.842% thereafter)(a)	131,000	114,624
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(a)	98,000	82,334
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	729,000	605,123
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(a)	129,000	106,183
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(a)	147,000	103,902
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)	231,000	169,614
Juniper Networks, Inc.
1.20%, 12/10/25	25,000	24,156
3.75%, 8/15/29	36,000	34,374
2.00%, 12/10/30	29,000	24,435
5.95%, 3/15/41	38,000	38,964
Kaiser Aluminum Corp.
4.63%, 3/1/28(f)	25,000	24,004
Kaiser Foundation Hospitals
3.15%, 5/1/27(b)	12,000	11,673
2.81%, 6/1/41, Series 2021	26,000	19,347
4.88%, 4/1/42	12,000	11,731
4.15%, 5/1/47	31,000	26,864
3.27%, 11/1/49, Series 2019	21,000	15,487
3.00%, 6/1/51, Series 2021	29,000	20,255
KB Home
6.88%, 6/15/27	12,000	12,388
4.80%, 11/15/29	12,000	11,649
7.25%, 7/15/30	46,000	47,785
4.00%, 6/15/31	16,000	14,585
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.00%, 2/15/29(f)	31,000	32,489
Kellanova
3.25%, 4/1/26	46,000	45,231
3.40%, 11/15/27	37,000	35,834
4.30%, 5/15/28	23,000	22,750
2.10%, 6/1/30	146,000	128,431
4.50%, 4/1/46	79,000	70,156
5.75%, 5/16/54	27,000	28,562
Kemper Corp.
2.40%, 9/30/30	29,000	24,793
3.80%, 2/23/32	29,000	26,188
Kennedy-Wilson, Inc.
4.75%, 3/1/29	25,000	23,211
4.75%, 2/1/30	25,000	22,720
5.00%, 3/1/31	25,000	22,503
Kentucky Utilities Co.
5.13%, 11/1/40	425,000	421,080
Kenvue, Inc.
5.05%, 3/22/28	55,000	56,220
5.00%, 3/22/30	20,000	20,473
4.90%, 3/22/33	25,000	25,214
5.10%, 3/22/43	49,000	48,933
5.05%, 3/22/53	98,000	96,075
5.20%, 3/22/63	53,000	52,193
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	30,000	29,663
2.55%, 9/15/26	25,000	24,140
5.10%, 3/15/27	45,000	45,595
3.43%, 6/15/27	30,000	29,184
4.60%, 5/25/28	70,000	70,007
5.05%, 3/15/29	45,000	45,683
3.95%, 4/15/29	70,000	68,076
3.20%, 5/1/30	55,000	51,011
2.25%, 3/15/31, Series 31	35,000	30,191
5.20%, 3/15/31, Series 10	35,000	35,763
4.05%, 4/15/32	60,000	57,422
5.30%, 3/15/34	45,000	46,014
4.50%, 11/15/45	50,000	44,217
4.42%, 12/15/46	35,000	30,297
5.09%, 5/25/48	89,000	84,992
3.80%, 5/1/50	70,000	54,548
3.35%, 3/15/51	45,000	32,220
4.50%, 4/15/52	105,000	91,297
KeyCorp
4.15%, 10/29/25(b)	177,000	176,007
2.25%, 4/6/27	100,000	94,362
4.10%, 4/30/28	215,000	209,629
2.55%, 10/1/29	29,000	26,081
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	191,000	184,752
Keysight Technologies, Inc.
3.00%, 10/30/29	61,000	56,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 6/1/27(f)	$95,000	$93,844
Kilroy Realty LP
4.75%, 12/15/28	258,000	254,149
2.50%, 11/15/32	88,000	69,837
6.25%, 1/15/36	20,000	20,428
Kimberly-Clark Corp.
2.75%, 2/15/26	29,000	28,424
1.05%, 9/15/27	44,000	40,239
3.95%, 11/1/28	37,000	36,472
3.20%, 4/25/29	35,000	33,499
3.10%, 3/26/30	15,000	14,035
2.00%, 11/2/31	12,000	10,313
4.50%, 2/16/33	7,000	6,983
6.63%, 8/1/37	38,000	44,317
5.30%, 3/1/41	24,000	24,556
3.20%, 7/30/46	27,000	20,000
3.90%, 5/4/47	19,000	15,636
2.88%, 2/7/50	27,000	18,616
Kimco Realty OP LLC
2.70%, 10/1/30	208,000	187,169
4.60%, 2/1/33	46,000	44,895
6.40%, 3/1/34	48,000	52,690
4.25%, 4/1/45	47,000	39,859
4.13%, 12/1/46	32,000	26,415
4.45%, 9/1/47	116,000	99,150
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	35,000	40,116
6.95%, 1/15/38	546,000	614,987
5.63%, 9/1/41	930,000	915,275
Kinder Morgan, Inc.
2.00%, 2/15/31	309,000	263,683
7.80%, 8/1/31	37,000	42,637
7.75%, 1/15/32(b)	142,000	165,233
5.20%, 6/1/33	76,000	76,135
Kinetik Holdings LP
5.88%, 6/15/30(f)	175,000	175,115
Kite Realty Group LP
4.00%, 10/1/26	18,000	17,715
5.50%, 3/1/34	25,000	25,447
Kite Realty Group Trust
4.75%, 9/15/30	28,000	27,759
KKR Group Finance Co. II LLC
5.50%, 2/1/43(f)	20,000	19,933
KKR Group Finance Co. III LLC
5.13%, 6/1/44(f)	40,000	38,304
KKR Group Finance Co. VI LLC
3.75%, 7/1/29(f)	30,000	28,742
KKR Group Finance Co. VII LLC
3.63%, 2/25/50(f)	20,000	14,882
KKR Group Finance Co. VIII LLC
3.50%, 8/25/50(f)	30,000	21,810
KKR Group Finance Co. X LLC
3.25%, 12/15/51(f)	95,000	66,040
KKR Group Finance Co. XII LLC
4.85%, 5/17/32(f)	30,000	29,643
KLA Corp.
4.10%, 3/15/29(b)	51,000	50,307
4.65%, 7/15/32(b)	20,000	20,012
4.70%, 2/1/34	10,000	9,956
5.00%, 3/15/49	35,000	33,858
5.25%, 7/15/62	160,000	159,616
Kodiak Gas Services LLC
7.25%, 2/15/29(f)	31,000	32,083
Kohl's Corp.
4.25%, 7/17/25	15,000	14,834
4.63%, 5/1/31	58,000	46,944
5.55%, 7/17/45	18,000	11,712
Kraft Heinz Foods Co.
3.00%, 6/1/26	115,000	112,257
3.88%, 5/15/27	85,000	83,575
4.63%, 1/30/29	20,000	20,085
3.75%, 4/1/30	55,000	52,642
4.25%, 3/1/31	25,000	24,349
6.75%, 3/15/32	22,000	24,510
5.00%, 7/15/35	55,000	54,845
6.88%, 1/26/39	70,000	79,941
7.13%, 8/1/39(f)	43,000	49,783
4.63%, 10/1/39	35,000	32,393
6.50%, 2/9/40	50,000	55,286
5.00%, 6/4/42	130,000	122,744
5.20%, 7/15/45	145,000	137,727
4.38%, 6/1/46	250,000	212,701
4.88%, 10/1/49	130,000	117,624
5.50%, 6/1/50	68,000	67,250
Kroger Co.
3.50%, 2/1/26	30,000	29,600
4.70%, 8/15/26	62,000	62,210
2.65%, 10/15/26	46,000	44,381
3.70%, 8/1/27	35,000	34,286
4.60%, 8/15/27	62,000	62,303
4.50%, 1/15/29	35,000	34,840
4.65%, 9/15/29	98,000	98,397
2.20%, 5/1/30(b)	35,000	30,765
1.70%, 1/15/31	35,000	29,352
7.50%, 4/1/31	31,000	35,641
4.90%, 9/15/31	91,000	91,554
5.00%, 9/15/34	198,000	197,258
6.90%, 4/15/38	35,000	39,850
5.40%, 7/15/40	27,000	26,985
5.00%, 4/15/42	32,000	30,410
5.15%, 8/1/43	37,000	35,534
3.88%, 10/15/46	45,000	35,679
4.45%, 2/1/47	90,000	77,984
4.65%, 1/15/48	45,000	39,898
5.40%, 1/15/49	55,000	54,781
3.95%, 1/15/50	70,000	55,889
5.50%, 9/15/54	189,000	187,752
5.65%, 9/15/64(b)	135,000	133,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Kyndryl Holdings, Inc.
3.15%, 10/15/31	$211,000	$185,826
L3Harris Technologies, Inc.
3.85%, 12/15/26	35,000	34,485
5.40%, 1/15/27	75,000	76,291
4.40%, 6/15/28	52,000	51,563
4.40%, 6/15/28	55,000	54,535
5.05%, 6/1/29	55,000	55,744
2.90%, 12/15/29	30,000	27,480
1.80%, 1/15/31	93,000	78,277
5.25%, 6/1/31	55,000	56,187
5.40%, 7/31/33	105,000	107,697
5.35%, 6/1/34	70,000	71,581
4.85%, 4/27/35	35,000	34,186
6.15%, 12/15/40	25,000	27,092
5.05%, 4/27/45	45,000	43,350
5.60%, 7/31/53	78,000	79,975
LABL, Inc.
10.50%, 7/15/27(f)	28,000	27,610
5.88%, 11/1/28(f)	20,000	17,941
9.50%, 11/1/28(f)	12,000	12,137
8.25%, 11/1/29(f)	19,000	16,560
Laboratory Corp. of America Holdings
1.55%, 6/1/26	31,000	29,624
3.60%, 9/1/27	37,000	36,130
2.95%, 12/1/29	46,000	42,204
2.70%, 6/1/31	36,000	31,598
4.70%, 2/1/45	81,000	73,264
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/1/25(f)	14,000	13,990
4.25%, 2/1/27(f)	53,000	51,631
4.75%, 6/15/29(f)	27,000	25,946
Lam Research Corp.
4.00%, 3/15/29	55,000	54,048
1.90%, 6/15/30	15,000	13,030
4.88%, 3/15/49	49,000	46,324
2.88%, 6/15/50	49,000	32,927
3.13%, 6/15/60	37,000	24,355
Lamar Media Corp.
3.75%, 2/15/28	24,000	22,869
4.88%, 1/15/29	43,000	41,957
4.00%, 2/15/30	95,000	88,177
3.63%, 1/15/31	23,000	20,698
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(f)	55,000	53,972
4.13%, 1/31/30(f)	40,000	37,263
4.38%, 1/31/32(f)	29,000	26,624
Las Vegas Sands Corp.
3.50%, 8/18/26	62,000	60,415
5.90%, 6/1/27	47,000	47,798
3.90%, 8/8/29	47,000	44,130
6.00%, 8/15/29	31,000	31,786
6.20%, 8/15/34	35,000	36,061
Lazard Group LLC
4.50%, 9/19/28	176,000	173,658
LBJ Infrastructure Group LLC
3.80%, 12/31/57(f)	25,000	17,965
LBM Acquisition LLC
6.25%, 1/15/29(f)	34,000	31,789
LCM Investments Holdings II LLC
4.88%, 5/1/29(f)	41,000	38,874
8.25%, 8/1/31(f)	35,000	36,660
LD Holdings Group LLC
6.13%, 4/1/28(f)	28,000	24,438
Lear Corp.
3.55%, 1/15/52(b)	168,000	117,472
Legg Mason, Inc.
4.75%, 3/15/26	29,000	29,057
5.63%, 1/15/44	30,000	30,933
Leggett & Platt, Inc.
3.50%, 11/15/27	30,000	28,610
4.40%, 3/15/29	30,000	28,586
3.50%, 11/15/51	46,000	30,973
Leidos, Inc.
4.38%, 5/15/30	54,000	52,183
2.30%, 2/15/31	71,000	60,856
5.75%, 3/15/33	54,000	55,732
Leland Stanford Junior University
1.29%, 6/1/27	6,000	5,577
3.65%, 5/1/48	15,000	12,418
2.41%, 6/1/50	9,000	5,793
Lennar Corp.
4.75%, 11/29/27	90,000	90,376
Level 3 Financing, Inc.
10.50%, 5/15/30(f)	66,000	72,660
10.75%, 12/15/30(f)	102,000	115,159
Levi Strauss & Co.
3.50%, 3/1/31(f)	20,000	17,750
LGI Homes, Inc.
8.75%, 12/15/28(f)	16,000	16,983
4.00%, 7/15/29(f)	12,000	10,866
Liberty Interactive LLC
8.50%, 7/15/29	12,000	6,363
8.25%, 2/1/30	21,000	10,562
Liberty Mutual Group, Inc.
4.57%, 2/1/29(f)	40,000	39,565
7.80%, 3/15/37(f)	20,000	22,395
4.85%, 8/1/44(f)	25,000	22,428
3.95%, 10/15/50(f)	50,000	38,119
4.13%, 12/15/51, (4.125% fixed rate until 12/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(a)(f)	20,000	19,090
5.50%, 6/15/52(f)	40,000	38,557
3.95%, 5/15/60(f)	30,000	21,429
4.30%, 2/1/61(f)	35,000	22,904
Liberty Utilities Co.
5.58%, 1/31/29(f)	21,000	21,400
5.87%, 1/31/34(f)	14,000	14,384
Liberty Utilities Finance GP 1
2.05%, 9/15/30(f)	28,000	23,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
LifePoint Health, Inc.
9.88%, 8/15/30(f)	$256,000	$278,291
Light & Wonder International, Inc.
7.00%, 5/15/28(f)	29,000	29,195
7.25%, 11/15/29(f)	54,000	55,755
7.50%, 9/1/31(f)	23,000	23,975
Lincoln National Corp.
3.63%, 12/12/26	25,000	24,461
3.80%, 3/1/28	31,000	30,147
6.30%, 10/9/37	150,000	162,075
7.00%, 6/15/40	74,000	83,940
Linde, Inc.
4.70%, 12/5/25	42,000	42,111
3.20%, 1/30/26	50,000	49,329
1.10%, 8/10/30	14,000	11,743
3.55%, 11/7/42	33,000	27,337
2.00%, 8/10/50	162,000	91,169
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(f)	36,000	27,525
Lithia Motors, Inc.
4.63%, 12/15/27(f)	26,000	25,301
3.88%, 6/1/29(f)	33,000	30,605
4.38%, 1/15/31(f)	23,000	21,181
Live Nation Entertainment, Inc.
5.63%, 3/15/26(f)	12,000	12,005
6.50%, 5/15/27(f)	49,000	49,831
4.75%, 10/15/27(b)(f)	39,000	38,263
3.75%, 1/15/28(f)	30,000	28,600
LKQ Corp.
5.75%, 6/15/28	49,000	50,119
6.25%, 6/15/33(b)	142,000	149,568
Lockheed Martin Corp.
4.95%, 10/15/25	27,000	27,172
3.55%, 1/15/26	55,000	54,447
5.10%, 11/15/27	41,000	41,858
4.45%, 5/15/28	27,000	27,088
4.50%, 2/15/29	36,000	36,026
1.85%, 6/15/30	8,000	6,955
3.90%, 6/15/32	16,000	15,183
5.25%, 1/15/33	20,000	20,697
4.75%, 2/15/34	17,000	16,918
4.80%, 8/15/34	12,000	11,956
3.60%, 3/1/35	33,000	29,771
4.50%, 5/15/36	33,000	31,920
6.15%, 9/1/36, Series B	36,000	39,936
5.72%, 6/1/40	23,000	24,489
4.07%, 12/15/42	87,000	76,021
3.80%, 3/1/45	65,000	53,808
4.70%, 5/15/46	87,000	81,478
2.80%, 6/15/50	49,000	32,581
4.09%, 9/15/52	103,000	86,234
4.15%, 6/15/53	56,000	47,229
5.70%, 11/15/54	65,000	69,730
5.20%, 2/15/55	42,000	41,995
4.30%, 6/15/62	74,000	62,374
5.90%, 11/15/63	49,000	54,040
5.20%, 2/15/64	49,000	48,402
Loews Corp.
3.75%, 4/1/26	35,000	34,621
3.20%, 5/15/30	10,000	9,302
6.00%, 2/1/35	15,000	16,362
4.13%, 5/15/43	24,000	20,969
Lowe's Cos., Inc.
3.38%, 9/15/25	45,000	44,557
4.80%, 4/1/26	60,000	60,181
2.50%, 4/15/26	85,000	82,796
3.35%, 4/1/27	45,000	43,811
3.10%, 5/3/27	412,000	398,539
3.65%, 4/5/29	105,000	100,988
1.70%, 10/15/30	50,000	42,401
2.63%, 4/1/31	509,000	449,709
3.75%, 4/1/32	45,000	42,066
4.65%, 4/15/42	45,000	41,283
4.38%, 9/15/45	40,000	34,678
3.70%, 4/15/46	120,000	93,012
4.05%, 5/3/47	135,000	109,991
5.13%, 4/15/50	40,000	37,897
3.00%, 10/15/50	160,000	105,667
3.50%, 4/1/51	45,000	32,503
4.25%, 4/1/52	135,000	111,456
5.63%, 4/15/53	160,000	162,408
5.75%, 7/1/53	100,000	103,401
4.45%, 4/1/62	115,000	94,753
5.80%, 9/15/62	100,000	102,668
5.85%, 4/1/63	110,000	113,643
LPL Holdings, Inc.
5.70%, 5/20/27	30,000	30,521
4.63%, 11/15/27(f)	16,000	15,745
6.75%, 11/17/28	46,000	48,834
4.00%, 3/15/29(f)	43,000	40,842
4.38%, 5/15/31(f)	16,000	15,015
6.00%, 5/20/34	35,000	36,321
Lumen Technologies, Inc.
4.13%, 4/15/29(f)	13,941	12,619
4.13%, 4/15/30(f)	13,942	12,424
10.00%, 10/15/32(f)	30,600	30,577
7.60%, 9/15/39, Series P	15,000	12,205
7.65%, 3/15/42, Series U	12,000	9,777
LXP Industrial Trust
6.75%, 11/15/28	18,000	19,050
2.70%, 9/15/30	28,000	24,493
2.38%, 10/1/31	28,000	23,131
LYB International Finance III LLC
1.25%, 10/1/25	405,000	393,359
3.38%, 10/1/40	309,000	236,815
4.20%, 10/15/49	207,000	164,863
4.20%, 5/1/50	202,000	160,405
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	292,000	284,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
M/I Homes, Inc.
4.95%, 2/1/28	$36,000	$35,443
3.95%, 2/15/30	12,000	11,015
Macy's Retail Holdings LLC
5.88%, 4/1/29(f)	20,000	19,572
5.88%, 3/15/30(f)	20,000	19,288
6.13%, 3/15/32(f)	20,000	19,114
6.70%, 7/15/34(f)	7,000	6,058
4.50%, 12/15/34	15,000	12,737
6.38%, 3/15/37	8,000	7,089
5.13%, 1/15/42	10,000	7,764
4.30%, 2/15/43	10,000	7,184
Madison IAQ LLC
4.13%, 6/30/28(f)	29,000	27,775
5.88%, 6/30/29(f)	42,000	40,152
Marathon Oil Corp.
5.20%, 6/1/45	183,000	181,594
Marathon Petroleum Corp.
6.50%, 3/1/41	250,000	269,993
4.75%, 9/15/44	42,000	36,719
Markel Group, Inc.
3.50%, 11/1/27	20,000	19,372
3.35%, 9/17/29	20,000	18,885
5.00%, 4/5/46	45,000	41,250
4.30%, 11/1/47	25,000	20,457
5.00%, 5/20/49	72,000	65,981
4.15%, 9/17/50	45,000	35,963
3.45%, 5/7/52(b)	55,000	38,758
6.00%, 5/16/54(b)	57,000	59,653
Marriott International, Inc.
5.55%, 10/15/28	79,000	81,574
4.63%, 6/15/30, Series FF	614,000	610,361
5.30%, 5/15/34	76,000	77,246
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28	14,000	13,539
4.50%, 6/15/29(b)(f)	20,000	18,880
Mars, Inc.
0.88%, 7/16/26(f)	20,000	18,865
4.55%, 4/20/28(f)	40,000	39,988
3.20%, 4/1/30(f)	30,000	28,070
4.65%, 4/20/31(f)	20,000	19,968
1.63%, 7/16/32(f)	30,000	24,208
4.75%, 4/20/33(f)	40,000	39,634
3.60%, 4/1/34(f)	35,000	31,732
3.88%, 4/1/39(f)	30,000	26,215
2.38%, 7/16/40(f)	35,000	24,319
3.95%, 4/1/44(f)	10,000	8,333
3.95%, 4/1/49(f)	35,000	28,459
2.45%, 7/16/50(f)	15,000	8,959
4.13%, 4/1/54(f)	20,000	16,416
4.20%, 4/1/59(f)	30,000	24,405
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26	33,000	32,713
2.25%, 11/15/30	15,000	13,164
2.38%, 12/15/31	8,000	6,869
5.75%, 11/1/32	10,000	10,612
5.88%, 8/1/33	6,000	6,477
5.40%, 9/15/33(b)	12,000	12,531
5.15%, 3/15/34	10,000	10,261
4.75%, 3/15/39	24,000	23,143
4.35%, 1/30/47	24,000	21,072
4.20%, 3/1/48	29,000	24,746
4.90%, 3/15/49	161,000	152,232
2.90%, 12/15/51	19,000	12,573
6.25%, 11/1/52	24,000	27,220
5.45%, 3/15/53	29,000	29,607
5.70%, 9/15/53	49,000	51,928
5.45%, 3/15/54	24,000	24,597
Martin Marietta Materials, Inc.
3.45%, 6/1/27	20,000	19,474
3.50%, 12/15/27	30,000	29,102
2.50%, 3/15/30, Series CB	35,000	31,414
2.40%, 7/15/31	65,000	56,185
4.25%, 12/15/47	55,000	46,819
3.20%, 7/15/51	80,000	55,780
Marvell Technology, Inc.
1.65%, 4/15/26	31,000	29,677
2.45%, 4/15/28	46,000	42,641
4.88%, 6/22/28	30,000	30,023
5.75%, 2/15/29	31,000	32,056
2.95%, 4/15/31	54,000	48,167
5.95%, 9/15/33	36,000	38,050
Masco Corp.
2.00%, 2/15/31	180,000	153,251
3.13%, 2/15/51	27,000	18,087
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017(b)	6,000	4,924
3.19%, 7/1/49, Series 2020	8,000	5,855
4.12%, 7/1/55, Series 2015	6,000	5,042
3.34%, 7/1/60, Series 2020	13,000	9,178
Massachusetts Institute of Technology
3.96%, 7/1/38	14,000	12,921
5.60%, 7/1/11	45,000	49,610
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(f)	18,000	18,061
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.191% thereafter)(a)(f)	213,000	194,347
Mastercard, Inc.
2.95%, 11/21/26	41,000	39,907
3.30%, 3/26/27	55,000	53,809
3.50%, 2/26/28	27,000	26,369
4.88%, 3/9/28	41,000	41,735
2.95%, 6/1/29	80,000	75,456
3.35%, 3/26/30	31,000	29,351
1.90%, 3/15/31	12,000	10,357
2.00%, 11/18/31	15,000	12,768
4.85%, 3/9/33	15,000	15,220
4.88%, 5/9/34	20,000	20,190
3.80%, 11/21/46	39,000	32,218
3.95%, 2/26/48	33,000	28,022
3.65%, 6/1/49	65,000	52,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
3.85%, 3/26/50	$98,000	$80,624
2.95%, 3/15/51	46,000	31,829
Matador Resources Co.
6.88%, 4/15/28(f)	20,000	20,482
Match Group Holdings II LLC
5.00%, 12/15/27(f)	18,000	17,563
4.63%, 6/1/28(f)	69,000	66,421
5.63%, 2/15/29(f)	26,000	25,774
4.13%, 8/1/30(f)	51,000	46,256
Mattel, Inc.
5.88%, 12/15/27(f)	319,000	320,893
5.45%, 11/1/41	27,000	25,203
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/27(f)	110,000	112,826
9.25%, 4/15/27(f)	55,000	56,347
Mavis Tire Express Services Topco Corp.
6.50%, 5/15/29(f)	29,000	28,031
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	6,000	5,128
4.00%, 11/15/47, Series 2013	6,000	5,119
4.13%, 11/15/52, Series 2016	7,000	6,103
3.20%, 11/15/61, Series 2021	50,000	34,088
MBIA, Inc.
5.70%, 12/1/34	13,000	11,968
McAfee Corp.
7.38%, 2/15/30(f)	130,000	126,380
McCormick & Co., Inc.
0.90%, 2/15/26	31,000	29,673
3.40%, 8/15/27	46,000	44,777
2.50%, 4/15/30	36,000	32,211
1.85%, 2/15/31	36,000	30,300
4.95%, 4/15/33	36,000	36,038
4.20%, 8/15/47	137,000	116,672
McDonald's Corp.
2.13%, 3/1/30	590,000	520,907
4.95%, 8/14/33	540,000	548,595
4.88%, 12/9/45	714,000	670,609
3.63%, 9/1/49	160,000	121,980
McGraw-Hill Education, Inc.
5.75%, 8/1/28(f)	85,000	83,380
McKesson Corp.
0.90%, 12/3/25	412,000	397,434
McLaren Health Care Corp.
4.39%, 5/15/48, Series A	22,000	19,678
MDC Holdings, Inc.
3.85%, 1/15/30	21,000	20,029
2.50%, 1/15/31	25,000	22,044
6.00%, 1/15/43	45,000	46,825
3.97%, 8/6/61(b)	35,000	28,328
Medline Borrower LP
3.88%, 4/1/29(f)	107,000	100,424
5.25%, 10/1/29(f)	59,000	57,697
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 4/1/29(f)	50,000	50,952
Medtronic Global Holdings SCA
4.25%, 3/30/28	55,000	54,845
4.50%, 3/30/33	20,000	19,648
Medtronic, Inc.
4.38%, 3/15/35	126,000	121,817
4.00%, 4/1/43	20,000	17,441
4.63%, 3/15/45	118,000	109,630
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/42	39,000	38,618
Merck & Co., Inc.
0.75%, 2/24/26	55,000	52,652
1.45%, 6/24/30	151,000	128,468
6.50%, 12/1/33	100,000	113,722
3.90%, 3/7/39	412,000	364,898
3.60%, 9/15/42	159,000	129,582
4.15%, 5/18/43	412,000	363,373
2.45%, 6/24/50	35,000	21,618
2.90%, 12/10/61	73,000	45,130
5.15%, 5/17/63	56,000	54,538
Meta Platforms, Inc.
3.50%, 8/15/27	59,000	57,796
3.85%, 8/15/32	183,000	174,166
4.75%, 8/15/34	79,000	79,168
4.45%, 8/15/52	88,000	78,724
5.60%, 5/15/53	126,000	133,271
4.65%, 8/15/62	100,000	90,606
MetLife, Inc.
5.38%, 7/15/33	225,000	234,342
5.70%, 6/15/35	620,000	657,675
4.88%, 11/13/43	45,000	42,878
4.05%, 3/1/45	44,000	37,244
5.00%, 7/15/52	102,000	97,986
Metropolitan Life Global Funding I
3.45%, 12/18/26(f)	339,000	331,980
MGIC Investment Corp.
5.25%, 8/15/28	40,000	39,636
MGM Resorts International
4.63%, 9/1/26	17,000	16,921
5.50%, 4/15/27	38,000	38,076
4.75%, 10/15/28	31,000	30,170
6.50%, 4/15/32	31,000	31,417
Michaels Cos., Inc.
7.88%, 5/1/29(f)	248,000	134,199
Micron Technology, Inc.
4.98%, 2/6/26	7,000	7,010
4.66%, 2/15/30	61,000	60,388
2.70%, 4/15/32	71,000	60,789
5.88%, 2/9/33	54,000	56,556
3.48%, 11/1/51	187,000	134,151
Microsoft Corp.
2.53%, 6/1/50	452,000	294,232
2.92%, 3/17/52	220,000	154,317
Mid-America Apartments LP
1.70%, 2/15/31	137,000	115,033
MidAmerican Energy Co.
3.10%, 5/1/27	21,000	20,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
3.65%, 4/15/29	$47,000	$45,329
6.75%, 12/30/31	8,000	9,037
5.35%, 1/15/34	7,000	7,264
3.15%, 4/15/50	39,000	28,022
Mid-Atlantic Interstate Transmission LLC
4.10%, 5/15/28(f)	25,000	24,504
Midcap Financial Issuer Trust
6.50%, 5/1/28(f)	200,000	195,778
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29(f)	31,000	29,448
Mississippi Power Co.
4.25%, 3/15/42, Series 12-A	672,000	584,954
3.10%, 7/30/51, Series B	21,000	14,539
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 4/1/32(f)	29,000	29,525
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30(f)	20,000	19,215
Mobius Merger Sub, Inc.
9.00%, 6/1/30(f)	74,000	70,763
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(b)(f)	26,000	17,819
Mohawk Industries, Inc.
5.85%, 9/18/28	37,000	38,330
3.63%, 5/15/30	35,000	32,875
Mohegan Tribal Gaming Authority
8.00%, 2/1/26(f)	79,000	78,566
Molina Healthcare, Inc.
4.38%, 6/15/28(f)	47,000	45,010
3.88%, 11/15/30(f)	27,000	24,610
3.88%, 5/15/32(f)	31,000	27,400
Molson Coors Beverage Co.
3.00%, 7/15/26	123,000	119,866
5.00%, 5/1/42	100,000	96,132
4.20%, 7/15/46	163,000	137,924
Mondelez International, Inc.
2.63%, 3/17/27	45,000	43,151
4.13%, 5/7/28	30,000	29,712
4.75%, 2/20/29	35,000	35,278
2.75%, 4/13/30	55,000	50,018
1.50%, 2/4/31	80,000	66,633
3.00%, 3/17/32	55,000	48,840
1.88%, 10/15/32(b)	45,000	36,879
2.63%, 9/4/50	100,000	62,735
Monongahela Power Co.
3.55%, 5/15/27(f)	18,000	17,518
5.85%, 2/15/34(f)	16,000	16,813
5.40%, 12/15/43(f)	115,000	113,735
Montefiore Obligated Group
5.25%, 11/1/48, Series 18-C	45,000	38,339
Moody's Corp.
2.00%, 8/19/31	304,000	257,290
3.75%, 2/25/52	191,000	149,892
Morgan Stanley
4.35%, 9/8/26	533,000	529,496
3.63%, 1/20/27	309,000	303,900
5.05%, 1/28/27, (5.05% fixed rate until 1/28/26; Secured Overnight Financing Rate + 1.295% thereafter)(a)	110,000	110,355
3.95%, 4/23/27	309,000	303,818
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	516,000	493,318
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(a)	176,000	173,962
3.59%, 7/22/28(a)	1,401,000	1,356,930
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	753,000	732,195
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	183,000	185,074
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	201,000	203,392
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	67,000	60,485
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(a)	451,000	447,610
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(a)	1,455,000	1,204,109
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(a)	16,000	12,501
6.38%, 7/24/42	131,000	149,148
4.30%, 1/27/45	38,000	33,573
4.38%, 1/22/47	110,000	97,725
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(a)	46,000	48,435
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)	98,000	64,916
Mosaic Co.
4.05%, 11/15/27	43,000	42,271
5.38%, 11/15/28	177,000	181,139
5.45%, 11/15/33	36,000	36,608
4.88%, 11/15/41	27,000	24,680
5.63%, 11/15/43	54,000	53,367
Motiva Enterprises LLC
6.85%, 1/15/40(f)	28,000	30,519
Motorola Solutions, Inc.
4.60%, 2/23/28	45,000	45,038
5.00%, 4/15/29	30,000	30,313
4.60%, 5/23/29	55,000	54,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
2.30%, 11/15/30	$65,000	$56,370
2.75%, 5/24/31	60,000	52,911
5.60%, 6/1/32	45,000	46,935
5.40%, 4/15/34(b)	80,000	81,835
5.50%, 9/1/44(b)	35,000	35,314
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	13,000	9,589
3.74%, 7/1/49, Series 2019	55,000	37,393
3.39%, 7/1/50, Series 2020	36,000	22,475
MPH Acquisition Holdings LLC
5.75%, 11/1/28(f)	94,000	43,912
MPLX LP
1.75%, 3/1/26	90,000	86,671
4.13%, 3/1/27	75,000	74,139
4.25%, 12/1/27	45,000	44,480
4.00%, 3/15/28	77,000	75,323
4.80%, 2/15/29	45,000	45,088
2.65%, 8/15/30	105,000	93,265
4.95%, 9/1/32	70,000	69,252
5.00%, 3/1/33	80,000	78,794
5.50%, 6/1/34	159,000	161,198
4.50%, 4/15/38	160,000	145,278
5.20%, 3/1/47	91,000	85,243
5.20%, 12/1/47	45,000	42,006
4.70%, 4/15/48	135,000	117,116
5.50%, 2/15/49	135,000	131,026
4.95%, 3/14/52	135,000	120,274
5.65%, 3/1/53	45,000	44,370
4.90%, 4/15/58	45,000	38,616
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26	134,000	121,651
4.63%, 8/1/29(b)	76,000	55,651
MSCI, Inc.
3.63%, 11/1/31(f)	160,000	146,127
Munich Re America Corp.
7.45%, 12/15/26, Series B	152,000	160,195
Murphy Oil Corp.
5.88%, 12/1/42	17,000	15,254
Murphy Oil USA, Inc.
5.63%, 5/1/27	12,000	12,032
4.75%, 9/15/29	43,000	41,537
3.75%, 2/15/31(f)	20,000	17,923
Mutual of Omaha Cos. Global Funding
5.80%, 7/27/26(f)	16,000	16,227
5.35%, 4/9/27(f)	20,000	20,300
5.45%, 12/12/28(f)	16,000	16,340
Mutual of Omaha Insurance Co.
6.14%, 1/16/64, (6.144% fixed rate until 1/16/54; 10-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(f)	12,000	12,431
Mylan, Inc.
4.55%, 4/15/28	45,000	44,444
5.40%, 11/29/43	45,000	41,731
5.20%, 4/15/48	70,000	60,564
Nabors Industries Ltd.
7.50%, 1/15/28(f)	16,000	15,529
Nabors Industries, Inc.
7.38%, 5/15/27(f)	29,000	29,095
9.13%, 1/31/30(b)(f)	27,000	28,174
Nasdaq, Inc.
3.85%, 6/30/26	30,000	29,641
5.35%, 6/28/28	60,000	61,457
1.65%, 1/15/31	46,000	38,609
5.55%, 2/15/34	90,000	92,966
2.50%, 12/21/40	60,000	42,051
3.25%, 4/28/50	45,000	31,972
3.95%, 3/7/52	50,000	39,186
5.95%, 8/15/53	70,000	74,310
6.10%, 6/28/63	70,000	74,827
National Grid USA
5.80%, 4/1/35	595,000	615,833
National Life Insurance Co.
5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.314% thereafter)(a)(f)	20,000	17,670
National Rural Utilities Cooperative Finance Corp.
4.80%, 3/15/28	74,000	74,825
5.80%, 1/15/33	97,000	103,135
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.630% thereafter)(a)	453,000	450,225
4.30%, 3/15/49	26,000	22,361
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/26(f)	21,000	20,865
6.00%, 1/15/27(f)	25,000	25,015
5.50%, 8/15/28(f)	35,000	34,421
5.13%, 12/15/30(f)	27,000	25,714
5.75%, 11/15/31(f)	25,000	24,397
7.13%, 2/1/32(f)	41,000	42,389
Nationwide Financial Services, Inc.
6.75%, 5/15/37, Series JR	35,000	36,050
5.30%, 11/18/44, Series SR(f)	55,000	53,005
3.90%, 11/30/49(f)	103,000	79,630
Nationwide Mutual Insurance Co.
7.88%, 4/1/33(f)	10,000	11,325
9.38%, 8/15/39(f)	30,000	39,382
Navient Corp.
4.88%, 3/15/28	198,000	190,463
NCL Corp. Ltd.
5.88%, 3/15/26(f)	159,000	159,129
5.88%, 2/15/27(f)	41,000	41,134
8.13%, 1/15/29(f)	32,000	34,055
7.75%, 2/15/29(f)	25,000	26,680
NCL Finance Ltd.
6.13%, 3/15/28(b)(f)	22,000	22,344
NCR Atleos Corp.
9.50%, 4/1/29(f)	55,000	60,271
NCR Voyix Corp.
5.00%, 10/1/28(f)	30,000	29,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.13%, 4/15/29(f)	$13,000	$12,504
Neptune Bidco U.S., Inc.
9.29%, 4/15/29(f)	108,000	100,305
NESCO Holdings II, Inc.
5.50%, 4/15/29(f)	38,000	36,267
Nestle Capital Corp.
4.88%, 3/12/34(f)	535,000	539,650
Nestle Holdings, Inc.
4.13%, 10/1/27(f)	274,000	272,668
4.85%, 3/14/33(f)	190,000	192,234
NetApp, Inc.
2.38%, 6/22/27	34,000	32,207
2.70%, 6/22/30	50,000	44,782
Netflix, Inc.
4.38%, 11/15/26	62,000	61,966
4.88%, 4/15/28	99,000	100,124
6.38%, 5/15/29	57,000	61,133
5.38%, 11/15/29(f)	37,000	38,166
4.88%, 6/15/30(b)(f)	41,000	41,425
4.90%, 8/15/34	62,000	62,518
5.40%, 8/15/54	74,000	75,981
Nevada Power Co.
3.70%, 5/1/29, Series CC	27,000	26,031
2.40%, 5/1/30, Series DD	9,000	8,024
6.75%, 7/1/37, Series R	23,000	26,205
3.13%, 8/1/50, Series EE	61,000	41,613
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28(f)	28,000	27,174
New Fortress Energy, Inc.
6.50%, 9/30/26(b)(f)	186,000	174,314
New York & Presbyterian Hospital
2.26%, 8/1/40	5,000	3,504
4.06%, 8/1/56	5,000	4,230
2.61%, 8/1/60	5,000	2,994
3.95%, 8/1/19, Series 2019	10,000	7,425
New York Life Global Funding
0.85%, 1/15/26(f)	35,000	33,599
4.70%, 4/2/26(f)	25,000	25,069
1.15%, 6/9/26(f)	15,000	14,267
2.35%, 7/14/26(f)	20,000	19,345
5.45%, 9/18/26(f)	40,000	40,686
4.90%, 4/2/27(f)	25,000	25,272
3.25%, 4/7/27(f)	20,000	19,497
4.85%, 1/9/28(f)	41,000	41,516
3.00%, 1/10/28(f)	30,000	28,772
4.90%, 6/13/28(f)	30,000	30,415
4.70%, 1/29/29(f)	44,000	44,440
1.20%, 8/7/30(f)	25,000	20,824
1.85%, 8/1/31(f)	20,000	16,770
4.55%, 1/28/33(f)	40,000	39,286
5.00%, 1/9/34(f)	45,000	45,632
New York Life Insurance Co.
5.88%, 5/15/33(f)	40,000	42,454
6.75%, 11/15/39(f)	40,000	46,043
3.75%, 5/15/50(f)	50,000	38,671
4.45%, 5/15/69(f)	60,000	49,922
New York State Electric & Gas Corp.
3.30%, 9/15/49(f)	71,000	48,834
Newell Brands, Inc.
5.70%, 4/1/26	55,000	55,306
6.38%, 9/15/27(b)	20,000	20,384
6.63%, 9/15/29	22,000	22,653
6.88%, 4/1/36	15,000	15,304
7.00%, 4/1/46	28,000	26,807
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/28(b)(f)	44,000	31,739
6.00%, 2/15/29(f)	28,000	14,104
Newmark Group, Inc.
7.50%, 1/12/29	46,000	48,810
Newmont Corp.
2.25%, 10/1/30	579,000	507,512
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 5/13/50	231,000	196,403
News Corp.
3.88%, 5/15/29(f)	41,000	38,552
5.13%, 2/15/32(f)	31,000	30,046
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	45,000	29,929
5.25%, 2/28/53	19,000	18,567
5.55%, 3/15/54	445,000	453,235
5.11%, 9/29/57(f)	960,000	880,960
NextEra Energy Operating Partners LP
3.88%, 10/15/26(f)	20,000	19,121
4.50%, 9/15/27(f)	23,000	21,889
7.25%, 1/15/29(f)	36,000	36,820
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(f)	37,000	37,813
8.38%, 2/15/32(f)	53,000	54,312
NGPL PipeCo LLC
4.88%, 8/15/27(f)	29,000	28,896
3.25%, 7/15/31(f)	30,000	26,415
7.77%, 12/15/37(f)	20,000	23,100
Niagara Mohawk Power Corp.
5.78%, 9/16/52(f)	119,000	123,184
NIKE, Inc.
3.25%, 3/27/40	100,000	80,640
3.63%, 5/1/43	184,000	152,030
NiSource, Inc.
3.49%, 5/15/27	60,000	58,548
5.25%, 3/30/28	65,000	66,207
2.95%, 9/1/29	55,000	50,924
3.60%, 5/1/30	71,000	67,226
1.70%, 2/15/31	55,000	45,796
5.40%, 6/30/33	30,000	30,641
5.35%, 4/1/34	60,000	61,242
5.95%, 6/15/41	30,000	31,597
5.25%, 2/15/43	67,000	65,931
4.80%, 2/15/44	70,000	65,150
5.65%, 2/1/45	45,000	46,142
4.38%, 5/15/47	90,000	78,047
3.95%, 3/30/48	70,000	56,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.00%, 6/15/52	$30,000	$28,076
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26(f)	458,000	423,865
NNN REIT, Inc.
4.30%, 10/15/28	361,000	356,458
3.10%, 4/15/50	32,000	21,530
3.50%, 4/15/51	41,000	29,376
3.00%, 4/15/52	41,000	26,668
Noble Finance II LLC
8.00%, 4/15/30(f)	25,000	25,611
Nordson Corp.
5.60%, 9/15/28	21,000	21,704
5.80%, 9/15/33	35,000	37,007
Nordstrom, Inc.
4.25%, 8/1/31	129,000	114,415
Norfolk Southern Corp.
2.90%, 6/15/26	35,000	34,156
7.80%, 5/15/27	20,000	21,511
3.15%, 6/1/27	20,000	19,395
3.80%, 8/1/28	35,000	34,214
2.55%, 11/1/29	30,000	27,292
5.05%, 8/1/30	45,000	45,964
2.30%, 5/15/31	35,000	30,509
3.00%, 3/15/32	45,000	40,156
4.45%, 3/1/33	36,000	35,148
5.55%, 3/15/34	30,000	31,366
4.84%, 10/1/41	55,000	52,295
3.95%, 10/1/42	54,000	45,620
4.45%, 6/15/45	45,000	40,074
4.65%, 1/15/46	55,000	50,161
3.94%, 11/1/47	70,000	56,990
4.15%, 2/28/48	65,000	54,803
4.10%, 5/15/49	35,000	28,957
3.40%, 11/1/49	35,000	25,656
3.05%, 5/15/50	70,000	47,984
2.90%, 8/25/51	55,000	36,044
4.05%, 8/15/52	70,000	56,999
3.70%, 3/15/53	35,000	26,682
4.55%, 6/1/53	70,000	61,848
5.35%, 8/1/54	90,000	90,223
3.16%, 5/15/55	70,000	47,108
5.95%, 3/15/64	55,000	59,475
5.10%, 8/1/18	30,000	27,273
4.10%, 5/15/21	55,000	40,826
Northern Natural Gas Co.
4.30%, 1/15/49(f)	35,000	29,306
Northern Oil & Gas, Inc.
8.13%, 3/1/28(f)	29,000	29,653
8.75%, 6/15/31(f)	20,000	21,061
Northern States Power Co.
6.25%, 6/1/36	20,000	22,363
3.40%, 8/15/42	24,000	19,207
4.00%, 8/15/45	15,000	12,542
3.60%, 9/15/47	29,000	22,669
2.90%, 3/1/50	39,000	26,580
2.60%, 6/1/51	142,000	90,398
3.20%, 4/1/52	28,000	20,135
4.50%, 6/1/52	33,000	29,583
Northern Trust Corp.
3.95%, 10/30/25	52,000	51,715
4.00%, 5/10/27	69,000	68,349
3.65%, 8/3/28	35,000	34,126
3.15%, 5/3/29	10,000	9,499
1.95%, 5/1/30	21,000	18,341
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(a)	229,000	220,281
6.13%, 11/2/32	21,000	22,806
Northrop Grumman Corp.
3.20%, 2/1/27	46,000	44,785
3.25%, 1/15/28	125,000	120,346
4.60%, 2/1/29	30,000	30,058
4.40%, 5/1/30	55,000	54,353
4.70%, 3/15/33	70,000	69,362
4.90%, 6/1/34	75,000	75,016
5.15%, 5/1/40	45,000	44,691
5.05%, 11/15/40	25,000	24,514
4.75%, 6/1/43	85,000	79,704
3.85%, 4/15/45	55,000	45,162
4.03%, 10/15/47	204,000	169,302
5.25%, 5/1/50	90,000	88,970
4.95%, 3/15/53	90,000	85,361
5.20%, 6/1/54	105,000	103,265
Northwell Healthcare, Inc.
3.98%, 11/1/46	100,000	81,365
4.26%, 11/1/47	55,000	46,614
3.81%, 11/1/49	29,000	22,705
Northwest Pipeline LLC
4.00%, 4/1/27	30,000	29,513
NorthWestern Corp.
4.18%, 11/15/44	24,000	20,268
Northwestern Mutual Life Insurance Co.
3.63%, 9/30/59(f)	244,000	175,307
Northwestern University
4.64%, 12/1/44	11,000	10,545
2.64%, 12/1/50, Series 2020	6,000	3,905
3.66%, 12/1/57, Series 2017	6,000	4,751
NOV, Inc.
3.60%, 12/1/29	36,000	33,949
3.95%, 12/1/42	100,000	78,368
Novant Health, Inc.
2.64%, 11/1/36	22,000	17,581
3.17%, 11/1/51	38,000	26,829
3.32%, 11/1/61	22,000	15,032
Novelis Corp.
4.75%, 1/30/30(f)	104,000	98,112
3.88%, 8/15/31(f)	23,000	20,240
NRG Energy, Inc.
2.45%, 12/2/27(f)	98,000	91,136
3.38%, 2/15/29(f)	212,000	194,349
5.75%, 7/15/29(f)	33,000	32,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
NSTAR Electric Co.
1.95%, 8/15/31	$6,000	$5,091
Nucor Corp.
5.20%, 8/1/43	15,000	14,985
4.40%, 5/1/48	88,000	77,808
3.85%, 4/1/52	24,000	19,002
2.98%, 12/15/55	95,000	61,100
NuStar Logistics LP
5.75%, 10/1/25	25,000	25,005
6.00%, 6/1/26	20,000	20,187
5.63%, 4/28/27	23,000	23,117
6.38%, 10/1/30	25,000	25,846
Nuveen LLC
4.00%, 11/1/28(f)	40,000	39,225
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,609
1.55%, 6/15/28	26,000	23,739
2.85%, 4/1/30	31,000	28,768
2.00%, 6/15/31	25,000	21,651
3.50%, 4/1/40	21,000	18,029
3.50%, 4/1/50	41,000	32,449
3.70%, 4/1/60	10,000	7,896
NVR, Inc.
3.00%, 5/15/30	64,000	58,272
NYU Langone Hospitals
5.75%, 7/1/43, Series 13-A	15,000	16,058
4.78%, 7/1/44	13,000	12,523
4.37%, 7/1/47	64,000	57,234
3.38%, 7/1/55, Series 2020	24,000	17,333
Occidental Petroleum Corp.
7.88%, 9/15/31	673,000	763,410
6.45%, 9/15/36	284,000	299,718
4.20%, 3/15/48	118,000	89,646
6.05%, 10/1/54	51,000	50,990
Office Properties Income Trust
9.00%, 9/30/29(f)	64,000	55,980
OGE Energy Corp.
5.45%, 5/15/29	22,000	22,600
Oglethorpe Power Corp.
5.95%, 11/1/39	136,000	142,611
5.38%, 11/1/40	40,000	39,408
5.05%, 10/1/48	45,000	41,949
3.75%, 8/1/50	40,000	30,325
5.25%, 9/1/50	25,000	23,813
6.20%, 12/1/53	35,000	38,329
Ohio Edison Co.
5.50%, 1/15/33(f)	12,000	12,314
6.88%, 7/15/36	32,000	36,432
Ohio Power Co.
2.90%, 10/1/51, Series R	56,000	35,911
OI European Group BV
4.75%, 2/15/30(f)	16,000	14,606
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	29,000	28,287
3.30%, 3/15/30	6,000	5,607
3.25%, 4/1/30(b)	6,000	5,590
5.40%, 1/15/33	33,000	34,107
4.15%, 4/1/47	86,000	71,845
3.85%, 8/15/47	20,000	16,034
5.60%, 4/1/53	33,000	34,027
Old Republic International Corp.
3.88%, 8/26/26	34,000	33,476
5.75%, 3/28/34	29,000	29,815
3.85%, 6/11/51	59,000	44,020
Olin Corp.
5.63%, 8/1/29	65,000	64,549
Olympus Water U.S. Holding Corp.
7.13%, 10/1/27(f)	200,000	203,301
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	119,000	118,332
3.63%, 10/1/29	35,000	32,718
3.38%, 2/1/31	58,000	52,377
3.25%, 4/15/33	34,000	29,250
Omnicom Group, Inc.
2.45%, 4/30/30	43,000	38,242
4.20%, 6/1/30	43,000	41,903
2.60%, 8/1/31	57,000	49,579
5.30%, 11/1/34	52,000	52,721
ON Semiconductor Corp.
3.88%, 9/1/28(f)	29,000	27,505
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	35,000	33,893
4.30%, 5/15/28	45,000	44,794
3.70%, 11/15/28	50,000	48,579
5.75%, 3/15/29	25,000	26,161
2.75%, 5/15/30	15,000	13,664
7.00%, 5/1/32	10,000	11,417
4.15%, 6/1/32	10,000	9,608
4.55%, 9/15/32	15,000	14,830
7.25%, 1/15/33	5,000	5,795
5.65%, 11/15/33	15,000	15,879
7.50%, 9/1/38	15,000	18,357
5.25%, 9/30/40	20,000	20,197
4.55%, 12/1/41	20,000	18,370
5.30%, 6/1/42	15,000	15,157
3.75%, 4/1/45	25,000	20,226
3.80%, 9/30/47	15,000	12,122
4.10%, 11/15/48	20,000	16,808
3.80%, 6/1/49	20,000	16,062
3.10%, 9/15/49(b)	179,000	125,265
3.70%, 5/15/50	15,000	11,622
2.70%, 11/15/51	90,000	57,035
4.60%, 6/1/52	15,000	13,337
4.95%, 9/15/52	40,000	38,121
5.35%, 10/1/52	15,000	15,131
ONE Gas, Inc.
5.10%, 4/1/29	21,000	21,413
2.00%, 5/15/30	6,000	5,276
4.25%, 9/1/32	6,000	5,831
4.66%, 2/1/44	29,000	26,670
4.50%, 11/1/48	20,000	17,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
OneAmerica Financial Partners, Inc.
4.25%, 10/15/50(b)(f)	$16,000	$12,335
OneMain Finance Corp.
7.13%, 3/15/26	173,000	177,054
ONEOK Partners LP
6.20%, 9/15/43	412,000	429,923
ONEOK, Inc.
4.20%, 12/1/42	619,000	504,400
5.15%, 10/15/43	11,000	10,390
4.20%, 10/3/47	133,000	105,170
5.20%, 7/15/48	100,000	93,080
4.45%, 9/1/49	23,000	19,111
Option Care Health, Inc.
4.38%, 10/31/29(f)	20,000	18,632
Oracle Corp.
1.65%, 3/25/26	309,000	297,324
3.25%, 11/15/27	483,000	466,760
2.95%, 4/1/30	1,310,000	1,198,773
3.90%, 5/15/35	429,000	388,043
6.13%, 7/8/39	164,000	176,935
5.38%, 7/15/40	642,000	641,241
4.13%, 5/15/45	657,000	544,853
3.85%, 4/1/60	70,000	51,265
4.10%, 3/25/61	1,775,000	1,356,076
O'Reilly Automotive, Inc.
3.55%, 3/15/26	31,000	30,552
5.75%, 11/20/26	46,000	46,952
3.60%, 9/1/27	46,000	44,835
4.35%, 6/1/28	31,000	30,784
3.90%, 6/1/29	36,000	34,912
4.20%, 4/1/30	36,000	35,084
1.75%, 3/15/31	186,000	154,976
4.70%, 6/15/32	61,000	60,088
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31(b)(f)	200,000	183,041
Orlando Health Obligated Group
4.09%, 10/1/48	16,000	13,770
3.33%, 10/1/50	17,000	12,677
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.50%, 4/15/30(f)	24,000	22,890
Otis Worldwide Corp.
2.29%, 4/5/27	31,000	29,498
5.25%, 8/16/28	46,000	46,975
2.57%, 2/15/30	106,000	95,366
3.11%, 2/15/40	68,000	53,436
3.36%, 2/15/50	68,000	50,117
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(f)	27,000	26,658
4.25%, 1/15/29(f)	20,000	18,859
4.63%, 3/15/30(b)(f)	28,000	26,363
7.38%, 2/15/31(f)	23,000	24,349
Ovintiv, Inc.
5.38%, 1/1/26	30,000	30,110
5.65%, 5/15/28	45,000	45,974
8.13%, 9/15/30	20,000	22,784
7.20%, 11/1/31	25,000	27,448
7.38%, 11/1/31	35,000	38,928
6.25%, 7/15/33	45,000	47,344
6.50%, 8/15/34	55,000	58,679
6.63%, 8/15/37	40,000	42,754
6.50%, 2/1/38	40,000	42,295
7.10%, 7/15/53	35,000	39,752
Owens & Minor, Inc.
4.50%, 3/31/29(f)	20,000	18,176
6.63%, 4/1/30(b)(f)	23,000	22,283
Owens Corning
3.40%, 8/15/26	25,000	24,471
5.50%, 6/15/27	30,000	30,622
3.95%, 8/15/29	32,000	30,943
3.50%, 2/15/30	25,000	23,497
3.88%, 6/1/30	21,000	20,046
5.70%, 6/15/34	50,000	52,229
7.00%, 12/1/36	44,000	50,692
4.30%, 7/15/47	54,000	45,416
4.40%, 1/30/48	36,000	30,421
5.95%, 6/15/54	65,000	68,820
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(f)	25,000	24,969
7.25%, 5/15/31(b)(f)	47,000	47,054
P&L Development LLC/PLD Finance Corp.
12.00%, 5/15/29, PIK(f)	45,279	46,802
PACCAR Financial Corp.
4.95%, 10/3/25	215,000	215,955
4.45%, 3/30/26(b)	37,000	37,035
1.10%, 5/11/26	22,000	20,988
5.05%, 8/10/26	29,000	29,314
5.20%, 11/9/26	37,000	37,580
2.00%, 2/4/27	22,000	20,916
4.60%, 1/10/28(b)	22,000	22,191
4.95%, 8/10/28	22,000	22,417
4.60%, 1/31/29	44,000	44,341
5.00%, 3/22/34	7,000	7,225
Pacific Gas & Electric Co.
2.95%, 3/1/26	37,000	36,144
3.30%, 3/15/27	25,000	24,167
5.45%, 6/15/27	128,000	130,131
2.10%, 8/1/27	62,000	57,920
3.00%, 6/15/28	50,000	47,078
3.75%, 7/1/28	55,000	53,061
6.10%, 1/15/29	53,000	55,329
4.20%, 3/1/29	25,000	24,357
5.55%, 5/15/29	53,000	54,409
4.55%, 7/1/30	216,000	211,777
2.50%, 2/1/31	139,000	120,952
3.25%, 6/1/31	70,000	63,350
4.40%, 3/1/32	340,000	324,578
5.90%, 6/15/32	42,000	43,974
6.15%, 1/15/33	52,000	54,989
6.40%, 6/15/33	80,000	86,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
6.95%, 3/15/34	$56,000	$62,768
5.80%, 5/15/34	218,000	227,182
4.50%, 7/1/40	176,000	156,370
3.30%, 8/1/40	90,000	69,510
4.20%, 6/1/41	43,000	36,127
4.45%, 4/15/42	36,000	31,032
3.75%, 8/15/42	32,000	25,139
4.60%, 6/15/43	34,000	29,669
4.75%, 2/15/44	61,000	53,764
4.30%, 3/15/45	54,000	44,852
4.25%, 3/15/46	41,000	33,620
4.00%, 12/1/46	54,000	42,330
4.95%, 7/1/50	279,000	251,030
3.50%, 8/1/50	173,000	124,499
5.25%, 3/1/52	50,000	46,730
6.75%, 1/15/53	140,000	157,752
6.70%, 4/1/53	68,000	76,816
Pacific Life Global Funding II
1.38%, 4/14/26(f)	35,000	33,553
5.50%, 8/28/26(f)	25,000	25,379
1.45%, 1/20/28(f)	25,000	22,758
4.90%, 4/4/28(f)	15,000	15,091
5.50%, 7/18/28(f)	20,000	20,545
1.60%, 9/21/28(f)	10,000	8,933
4.90%, 1/11/29(f)	15,000	15,111
2.45%, 1/11/32(f)	15,000	12,632
Pacific Life Insurance Co.
9.25%, 6/15/39(f)	10,000	13,675
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.796% thereafter)(a)(f)	30,000	24,518
Pacific LifeCorp
6.60%, 9/15/33(f)	25,000	27,531
5.13%, 1/30/43(f)	15,000	14,437
3.35%, 9/15/50(f)	30,000	21,304
5.40%, 9/15/52(f)	30,000	29,842
PacifiCorp
5.10%, 2/15/29	27,000	27,445
3.50%, 6/15/29	22,000	20,923
2.70%, 9/15/30	8,000	7,133
5.30%, 2/15/31	14,000	14,375
7.70%, 11/15/31	6,000	7,001
5.45%, 2/15/34	22,000	22,492
5.25%, 6/15/35	20,000	20,343
6.10%, 8/1/36	7,000	7,525
4.15%, 2/15/50	1,222,000	995,857
2.90%, 6/15/52	49,000	31,277
5.35%, 12/1/53	72,000	70,013
Packaging Corp. of America
3.00%, 12/15/29	341,000	315,389
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/28(f)	131,000	124,120
Paramount Global
2.90%, 1/15/27	37,000	35,482
3.38%, 2/15/28	60,000	56,655
3.70%, 6/1/28	31,000	29,453
4.20%, 6/1/29	31,000	29,563
7.88%, 7/30/30	58,000	63,959
4.95%, 1/15/31	87,000	82,985
4.20%, 5/19/32	70,000	62,979
5.50%, 5/15/33	30,000	28,883
6.88%, 4/30/36	97,000	101,078
5.90%, 10/15/40	27,000	24,630
4.85%, 7/1/42	45,000	37,283
4.38%, 3/15/43	130,000	100,207
5.85%, 9/1/43	113,000	102,945
5.25%, 4/1/44	31,000	25,660
4.90%, 8/15/44	50,000	39,865
4.60%, 1/15/45	54,000	42,158
4.95%, 5/19/50	90,000	72,263
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 3.899% thereafter)(a)	26,000	24,699
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(a)	41,000	39,542
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(f)	30,000	29,788
4.88%, 5/15/29(f)	31,000	29,784
7.00%, 2/1/30(f)	22,000	22,530
Park River Holdings, Inc.
5.63%, 2/1/29(f)	16,000	14,014
6.75%, 8/1/29(f)	14,000	12,568
Parker-Hannifin Corp.
3.25%, 3/1/27	45,000	43,792
4.25%, 9/15/27	75,000	74,586
3.25%, 6/14/29	70,000	66,337
4.50%, 9/15/29	70,000	69,954
4.20%, 11/21/34	45,000	42,969
6.25%, 5/15/38, Series A	36,000	39,634
4.45%, 11/21/44	45,000	40,472
4.10%, 3/1/47	55,000	46,531
4.00%, 6/14/49	70,000	58,446
PartnerRe Finance B LLC
3.70%, 7/2/29	48,000	45,830
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(a)	45,000	41,798
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28(f)	29,000	27,679
Patterson-UTI Energy, Inc.
7.15%, 10/1/33	58,000	62,449
PayPal Holdings, Inc.
3.25%, 6/1/50	44,000	31,791
5.05%, 6/1/52	44,000	42,947
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.
4.00%, 6/15/29(b)(f)	309,000	287,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	$33,000	$32,681
7.88%, 9/15/30(f)	20,000	20,551
PeaceHealth Obligated Group
1.38%, 11/15/25, Series 2020	22,000	21,266
4.79%, 11/15/48, Series 2018	19,000	17,277
3.22%, 11/15/50, Series 2020	22,000	15,031
PECO Energy Co.
4.90%, 6/15/33	12,000	12,095
5.95%, 10/1/36	20,000	21,740
4.15%, 10/1/44	20,000	17,381
3.70%, 9/15/47	21,000	16,617
3.90%, 3/1/48	42,000	34,403
3.00%, 9/15/49	21,000	14,653
2.80%, 6/15/50	23,000	15,288
3.05%, 3/15/51	107,000	73,947
2.85%, 9/15/51	24,000	15,850
4.60%, 5/15/52	23,000	21,112
4.38%, 8/15/52	28,000	24,664
Penn Entertainment, Inc.
5.63%, 1/15/27(f)	16,000	15,867
4.13%, 7/1/29(f)	16,000	14,593
Penn Mutual Life Insurance Co.
3.80%, 4/29/61(f)	20,000	13,579
PennyMac Financial Services, Inc.
4.25%, 2/15/29(f)	197,000	185,460
Penske Automotive Group, Inc.
3.50%, 9/1/25	61,000	60,259
3.75%, 6/15/29	27,000	24,940
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(f)	31,000	29,949
4.45%, 1/29/26(f)	17,000	16,891
5.75%, 5/24/26(f)	29,000	29,352
1.70%, 6/15/26(f)	31,000	29,554
3.40%, 11/15/26(f)	25,000	24,329
5.35%, 1/12/27(f)	21,000	21,221
4.20%, 4/1/27(f)	21,000	20,723
4.40%, 7/1/27(f)	31,000	30,733
5.88%, 11/15/27(f)	21,000	21,643
5.70%, 2/1/28(b)(f)	31,000	31,826
5.55%, 5/1/28(f)	31,000	31,724
6.05%, 8/1/28(f)	45,000	46,833
5.35%, 3/30/29(b)(f)	21,000	21,380
3.35%, 11/1/29(f)	12,000	11,210
6.20%, 6/15/30(f)	21,000	22,391
Pentair Finance SARL
4.50%, 7/1/29	28,000	27,535
5.90%, 7/15/32	28,000	29,764
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	40,000	40,283
4.55%, 2/16/29(b)	33,000	33,218
4.70%, 2/16/34	9,000	8,957
PepsiCo, Inc.
5.25%, 11/10/25	95,000	95,701
4.55%, 2/13/26	35,000	35,076
2.85%, 2/24/26	62,000	60,905
2.38%, 10/6/26	90,000	86,942
5.13%, 11/10/26	50,000	50,740
2.63%, 3/19/27	35,000	33,747
3.00%, 10/15/27	110,000	106,338
3.60%, 2/18/28	55,000	53,938
4.45%, 5/15/28	50,000	50,404
7.00%, 3/1/29	35,000	38,610
2.63%, 7/29/29	20,000	18,569
2.75%, 3/19/30	30,000	27,556
1.63%, 5/1/30	21,000	18,136
1.40%, 2/25/31	15,000	12,500
1.95%, 10/21/31	25,000	21,222
3.90%, 7/18/32	25,000	23,944
4.45%, 2/15/33(b)	20,000	20,291
5.50%, 1/15/40	25,000	26,394
3.50%, 3/19/40(b)	15,000	12,554
4.88%, 11/1/40	15,000	14,785
2.63%, 10/21/41	35,000	25,367
4.00%, 3/5/42	78,000	68,119
3.60%, 8/13/42	15,000	12,361
4.25%, 10/22/44	15,000	13,375
4.45%, 4/14/46	84,000	76,156
3.45%, 10/6/46	43,000	33,399
4.00%, 5/2/47	27,000	22,880
3.38%, 7/29/49	24,000	18,079
2.88%, 10/15/49	49,000	33,700
3.63%, 3/19/50	197,000	155,623
2.75%, 10/21/51	49,000	32,347
4.20%, 7/18/52	115,000	99,208
4.65%, 2/15/53	24,000	22,289
3.88%, 3/19/60	25,000	20,024
Performance Food Group, Inc.
5.50%, 10/15/27(f)	43,000	42,844
4.25%, 8/1/29(f)	171,000	160,979
Permian Resources Operating LLC
5.88%, 7/1/29(f)	177,000	176,246
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/30	740,000	741,245
5.30%, 5/19/53	110,000	108,870
5.34%, 5/19/63	48,000	46,728
Pfizer, Inc.
3.60%, 9/15/28	405,000	394,894
3.45%, 3/15/29	412,000	396,491
4.10%, 9/15/38	412,000	374,393
3.90%, 3/15/39	492,000	432,575
2.55%, 5/28/40	30,000	21,733
4.30%, 6/15/43	412,000	367,205
4.40%, 5/15/44	65,000	58,785
4.13%, 12/15/46	82,000	69,558
4.20%, 9/15/48	65,000	55,387
4.00%, 3/15/49	82,000	68,101
2.70%, 5/28/50	61,000	39,964
PG&E Corp.
5.00%, 7/1/28	41,000	40,371
5.25%, 7/1/30	41,000	40,304

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
PG&E Energy Recovery Funding LLC
1.46%, 7/15/31, Series A-1	$1,341,571	$1,217,703
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	675,000	692,823
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	292,973	287,412
4.26%, 6/1/36, Series A-2	1,250,000	1,200,361
5.08%, 6/1/41, Series A-3	400,000	409,078
Philip Morris International, Inc.
4.88%, 2/13/26	193,000	193,716
5.13%, 2/15/30(b)	165,000	168,212
2.10%, 5/1/30	24,000	21,070
5.38%, 2/15/33	360,000	369,043
4.88%, 11/15/43	271,000	255,594
Phillips 66
3.90%, 3/15/28	355,000	347,304
5.88%, 5/1/42	605,000	633,078
4.90%, 10/1/46	21,000	18,978
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	21,345
5.75%, 7/15/34	32,000	32,918
Piedmont Healthcare, Inc.
2.04%, 1/1/32, Series 2032	6,000	5,016
2.72%, 1/1/42, Series 2042	16,000	11,580
2.86%, 1/1/52	41,000	27,346
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/50	81,000	57,420
5.05%, 5/15/52	114,000	106,204
Piedmont Operating Partnership LP
3.15%, 8/15/30	77,000	66,683
Pike Corp.
5.50%, 9/1/28(f)	30,000	29,387
8.63%, 1/31/31(f)	16,000	17,154
Pilgrim's Pride Corp.
4.25%, 4/15/31	72,000	67,361
3.50%, 3/1/32	64,000	56,416
6.25%, 7/1/33	72,000	75,550
6.88%, 5/15/34	46,000	50,466
Pioneer Natural Resources Co.
1.90%, 8/15/30	57,000	49,282
Pitney Bowes, Inc.
6.88%, 3/15/27(f)	16,000	16,009
7.25%, 3/15/29(f)	14,000	13,933
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	62,000	61,971
4.50%, 12/15/26	46,000	45,866
3.55%, 12/15/29	71,000	66,898
3.80%, 9/15/30	54,000	51,000
5.70%, 9/15/34	55,000	56,551
6.65%, 1/15/37	54,000	58,778
5.15%, 6/1/42	45,000	41,784
4.30%, 1/31/43	32,000	26,585
4.70%, 6/15/44	62,000	54,083
4.90%, 2/15/45	59,000	52,558
Playtika Holding Corp.
4.25%, 3/15/29(f)	29,000	26,683
PNC Bank NA
3.10%, 10/25/27	309,000	297,333
PNC Financial Services Group, Inc.
2.60%, 7/23/26	68,000	65,929
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	49,000	49,001
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(a)	395,000	339,677
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(a)	227,000	240,887
Polar Tankers, Inc.
5.95%, 5/10/37(f)	31,081	32,550
Post Holdings, Inc.
5.50%, 12/15/29(f)	100,000	97,895
4.63%, 4/15/30(f)	193,000	181,185
Potomac Electric Power Co.
5.20%, 3/15/34	8,000	8,192
6.50%, 11/15/37	33,000	37,506
4.15%, 3/15/43	42,000	36,558
5.50%, 3/15/54	20,000	20,651
PPG Industries, Inc.
1.20%, 3/15/26	43,000	41,120
3.75%, 3/15/28	49,000	47,792
2.80%, 8/15/29	22,000	20,285
2.55%, 6/15/30	22,000	19,687
PPL Capital Funding, Inc.
5.25%, 9/1/34	68,000	68,917
PPL Electric Utilities Corp.
3.95%, 6/1/47	56,000	46,586
PRA Group, Inc.
8.38%, 2/1/28(f)	16,000	16,518
5.00%, 10/1/29(f)	14,000	12,941
8.88%, 1/31/30(f)	16,000	16,814
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(f)	65,000	47,970
5.88%, 9/1/31(f)	30,000	20,591
President & Fellows of Harvard College
4.61%, 2/15/35	15,000	15,090
3.15%, 7/15/46	10,000	7,628
2.52%, 10/15/50	10,000	6,576
3.75%, 11/15/52	10,000	8,284
3.30%, 7/15/56	10,000	7,462
Prestige Brands, Inc.
5.13%, 1/15/28(f)	42,000	41,447
3.75%, 4/1/31(f)	25,000	22,480
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 4/15/26(f)	55,000	55,091
3.38%, 8/31/27(f)	205,000	193,209
6.25%, 1/15/28(f)	53,000	52,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Primerica, Inc.
2.80%, 11/19/31	$42,000	$36,522
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,315
3.70%, 5/15/29	10,000	9,625
2.13%, 6/15/30	126,000	110,407
6.05%, 10/15/36	100,000	108,288
4.63%, 9/15/42	20,000	18,441
4.35%, 5/15/43	11,000	9,777
Principal Life Global Funding II
1.25%, 8/16/26(f)	25,000	23,644
1.50%, 11/17/26(f)	25,000	23,589
5.00%, 1/16/27(f)	20,000	20,190
5.50%, 6/28/28(f)	12,000	12,262
5.10%, 1/25/29(f)	20,000	20,296
2.50%, 9/16/29(b)(f)	20,000	18,118
1.63%, 11/19/30(f)	18,000	14,926
Private Export Funding Corp.
3.90%, 10/15/27, Series QQ	157,000	154,927
Procter & Gamble Co.
1.00%, 4/23/26	21,000	20,126
2.80%, 3/25/27	77,000	74,690
PROG Holdings, Inc.
6.00%, 11/15/29(f)	25,000	24,438
Progress Energy, Inc.
6.00%, 12/1/39	733,000	775,150
Progressive Corp.
2.45%, 1/15/27	27,000	25,951
2.50%, 3/15/27	27,000	25,891
4.00%, 3/1/29	30,000	29,510
6.63%, 3/1/29	16,000	17,319
3.20%, 3/26/30	10,000	9,338
3.00%, 3/15/32	10,000	8,992
6.25%, 12/1/32	25,000	27,717
4.95%, 6/15/33	10,000	10,146
4.35%, 4/25/44	23,000	20,624
3.70%, 1/26/45	26,000	21,100
4.13%, 4/15/47	56,000	47,833
4.20%, 3/15/48	39,000	33,810
3.95%, 3/26/50	33,000	27,144
3.70%, 3/15/52	33,000	25,793
Prologis LP
3.25%, 10/1/26	309,000	302,804
2.25%, 4/15/30	100,000	88,724
1.75%, 7/1/30	292,000	250,251
4.38%, 9/15/48	76,000	66,570
3.00%, 4/15/50	35,000	23,871
2.13%, 10/15/50	123,000	68,951
Prologis Targeted U.S. Logistics Fund LP
5.25%, 4/1/29(f)	20,000	20,422
5.50%, 4/1/34(f)	20,000	20,487
5.25%, 1/15/35(f)	20,000	20,104
Protective Life Corp.
4.30%, 9/30/28(f)	17,000	16,734
3.40%, 1/15/30(f)	17,000	15,778
Protective Life Global Funding
1.90%, 7/6/28(f)	219,000	199,511
Providence St. Joseph Health Obligated Group
2.75%, 10/1/26, Series H	310,000	299,563
2.53%, 10/1/29, Series 19A	13,000	11,767
5.40%, 10/1/33	12,000	12,259
3.74%, 10/1/47, Series I	18,000	14,055
3.93%, 10/1/48, Series A	15,000	12,033
2.70%, 10/1/51, Series 21A	67,000	41,476
Prudential Financial, Inc.
1.50%, 3/10/26	37,000	35,637
3.88%, 3/27/28	29,000	28,483
2.10%, 3/10/30(b)	10,000	8,920
5.75%, 7/15/33, Series B	10,000	10,788
5.70%, 12/14/36, Series D	79,000	83,926
6.63%, 12/1/37, Series D	15,000	17,040
3.00%, 3/10/40	20,000	15,377
6.63%, 6/21/40	15,000	17,285
4.60%, 5/15/44	35,000	32,114
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.380% thereafter)(a)(b)	45,000	43,680
3.91%, 12/7/47	58,000	46,652
4.42%, 3/27/48	46,000	40,178
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)	60,000	60,009
3.94%, 12/7/49	68,000	54,669
4.35%, 2/25/50	65,000	55,989
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)	55,000	49,907
3.70%, 3/13/51	97,000	74,368
5.13%, 3/1/52, (5.125% fixed rate until 2/28/32; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(a)	70,000	67,437
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(a)	85,000	86,064
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)	36,000	37,929
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	70,000	72,481
Public Service Co. of Colorado
3.70%, 6/15/28	412,000	401,297
4.10%, 6/15/48	755,000	623,661
3.20%, 3/1/50, Series 34	36,000	25,424
2.70%, 1/15/51, Series 36	47,000	30,002
Public Service Co. of New Hampshire
2.20%, 6/15/31, Series V(b)	1,140,000	980,877
Public Service Co. of Oklahoma
3.15%, 8/15/51, Series K	37,000	24,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Public Service Electric & Gas Co.
0.95%, 3/15/26	$185,000	$177,013
2.25%, 9/15/26	73,000	70,251
3.00%, 5/15/27(b)	30,000	29,052
3.70%, 5/1/28	25,000	24,451
3.65%, 9/1/28(b)	25,000	24,269
3.20%, 5/15/29	10,000	9,515
2.45%, 1/15/30	5,000	4,521
1.90%, 8/15/31	10,000	8,432
3.10%, 3/15/32	10,000	9,038
4.90%, 12/15/32	10,000	10,156
4.65%, 3/15/33	10,000	9,962
5.20%, 8/1/33	10,000	10,279
5.20%, 3/1/34	10,000	10,256
4.85%, 8/1/34	12,000	12,024
5.80%, 5/1/37, Series E	15,000	16,093
5.50%, 3/1/40	15,000	15,589
3.95%, 5/1/42	20,000	17,125
3.65%, 9/1/42	19,000	15,546
3.80%, 1/1/43	18,000	15,009
3.80%, 3/1/46	30,000	24,477
3.60%, 12/1/47	19,000	14,854
4.05%, 5/1/48	44,000	37,263
3.85%, 5/1/49	20,000	16,269
3.20%, 8/1/49	22,000	16,014
3.15%, 1/1/50	17,000	12,273
2.70%, 5/1/50	20,000	13,086
2.05%, 8/1/50	20,000	11,442
3.00%, 3/1/51	24,000	16,627
5.13%, 3/15/53	22,000	21,788
5.45%, 8/1/53	22,000	22,871
5.45%, 3/1/54	30,000	31,144
5.30%, 8/1/54	55,000	55,863
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	45,000	46,581
5.88%, 10/15/28	35,000	36,520
5.20%, 4/1/29	55,000	56,300
1.60%, 8/15/30	40,000	33,846
2.45%, 11/15/31	55,000	47,506
6.13%, 10/15/33	30,000	32,115
5.45%, 4/1/34	45,000	46,054
Public Storage Operating Co.
1.50%, 11/9/26	309,000	292,296
Puget Energy, Inc.
2.38%, 6/15/28	75,000	68,907
4.10%, 6/15/30	38,000	36,120
4.22%, 3/15/32	32,000	29,819
Puget Sound Energy, Inc.
5.33%, 6/15/34	8,000	8,192
6.27%, 3/15/37	16,000	17,535
5.76%, 10/1/39	19,000	19,934
5.80%, 3/15/40	18,000	18,862
5.64%, 4/15/41	16,000	16,389
4.30%, 5/20/45	23,000	19,797
4.22%, 6/15/48	33,000	28,065
3.25%, 9/15/49	24,000	17,018
2.89%, 9/15/51	24,000	15,689
5.45%, 6/1/53	22,000	22,234
5.69%, 6/15/54	46,000	48,199
PulteGroup, Inc.
7.88%, 6/15/32	122,000	142,944
Qorvo, Inc.
4.38%, 10/15/29	79,000	74,687
QUALCOMM, Inc.
3.25%, 5/20/27	145,000	141,208
1.30%, 5/20/28	70,000	63,110
2.15%, 5/20/30	25,000	22,112
1.65%, 5/20/32	25,000	20,274
4.25%, 5/20/32	10,000	9,740
5.40%, 5/20/33	15,000	15,733
4.65%, 5/20/35	44,000	43,523
4.80%, 5/20/45	65,000	61,150
4.30%, 5/20/47	70,000	60,781
3.25%, 5/20/50	115,000	82,987
4.50%, 5/20/52	69,000	60,985
6.00%, 5/20/53	78,000	85,322
Quanta Services, Inc.
4.75%, 8/9/27	37,000	37,067
2.90%, 10/1/30	71,000	64,448
2.35%, 1/15/32	36,000	30,492
5.25%, 8/9/34	44,000	44,138
3.05%, 10/1/41	45,000	33,300
Quest Diagnostics, Inc.
4.63%, 12/15/29	42,000	41,782
2.95%, 6/30/30	56,000	51,021
2.80%, 6/30/31	243,000	215,046
6.40%, 11/30/33	52,000	57,078
5.00%, 12/15/34	10,000	9,926
QVC, Inc.
6.88%, 4/15/29(f)	28,000	23,496
5.45%, 8/15/34	17,000	10,972
5.95%, 3/15/43	12,000	7,184
Radian Group, Inc.
4.88%, 3/15/27	97,000	96,471
6.20%, 5/15/29	53,000	54,790
Radiate Holdco LLC/Radiate Finance, Inc.
4.50%, 9/15/26(f)	37,000	32,022
6.50%, 9/15/28(f)	41,000	27,409
Radiology Partners, Inc.
9.78%, 2/15/30, PIK(f)	28,180	26,912
Rand Parent LLC
8.50%, 2/15/30(b)(f)	35,000	35,436
Range Resources Corp.
8.25%, 1/15/29	35,000	36,159
4.75%, 2/15/30(f)	20,000	19,052
Raymond James Financial, Inc.
4.95%, 7/15/46	78,000	73,799
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29(f)	25,000	22,587
Realty Income Corp.
5.05%, 1/13/26	172,000	172,031
2.10%, 3/15/28	110,000	101,571

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
3.40%, 1/15/30	$100,000	$93,888
3.25%, 1/15/31	295,000	271,309
5.38%, 9/1/54	27,000	26,949
Regal Rexnord Corp.
6.05%, 2/15/26	68,000	68,727
6.05%, 4/15/28	77,000	79,247
6.30%, 2/15/30	79,000	82,517
6.40%, 4/15/33	89,000	93,961
Regency Centers LP
3.70%, 6/15/30	289,000	274,295
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	89,000	75,031
2.80%, 9/15/50	68,000	42,731
Regions Financial Corp.
1.80%, 8/12/28	136,000	122,609
7.38%, 12/10/37	42,000	48,508
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	24,677
3.90%, 5/15/29	43,000	41,489
3.15%, 6/15/30	43,000	39,438
6.00%, 9/15/33	29,000	30,700
5.75%, 9/15/34	59,000	60,886
Republic Services, Inc.
0.88%, 11/15/25	20,000	19,301
2.90%, 7/1/26	30,000	29,272
3.38%, 11/15/27	40,000	38,824
3.95%, 5/15/28	49,000	48,018
4.88%, 4/1/29	55,000	55,562
5.00%, 11/15/29	19,000	19,302
2.30%, 3/1/30	45,000	40,090
1.45%, 2/15/31	45,000	37,255
1.75%, 2/15/32	55,000	45,107
2.38%, 3/15/33	50,000	41,579
5.00%, 12/15/33	45,000	45,337
5.00%, 4/1/34	70,000	70,406
5.20%, 11/15/34	32,000	32,758
6.20%, 3/1/40	35,000	38,648
5.70%, 5/15/41	35,000	36,482
3.05%, 3/1/50	35,000	24,725
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29(e)	200,000	178,853
Revvity, Inc.
1.90%, 9/15/28	31,000	27,953
3.30%, 9/15/29	61,000	56,925
2.55%, 3/15/31	29,000	24,980
2.25%, 9/15/31	53,000	44,531
3.63%, 3/15/51	36,000	26,102
Reworld Holding Corp.
4.88%, 12/1/29(f)	31,000	29,392
5.00%, 9/1/30	17,000	15,952
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,074
2.13%, 12/1/30	28,000	23,731
2.15%, 9/1/31	28,000	23,241
RGA Global Funding
2.00%, 11/30/26(f)	21,000	19,922
6.00%, 11/21/28(f)	17,000	17,731
2.70%, 1/18/29(f)	17,000	15,686
5.45%, 5/24/29(b)(f)	29,000	29,778
5.50%, 1/11/31(f)	29,000	29,906
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	29,000	28,487
7.25%, 7/15/28(f)	17,000	17,654
4.50%, 2/15/29(f)	25,000	24,026
6.50%, 4/1/32(f)	41,000	41,685
Rite Aid Corp.
8.00%, 11/15/26*(f)(h)	100,000	21,875
Rithm Capital Corp.
6.25%, 10/15/25(f)	16,000	16,005
8.00%, 4/1/29(f)	32,000	32,121
RLJ Lodging Trust LP
3.75%, 7/1/26(f)	20,000	19,492
4.00%, 9/15/29(f)	20,000	18,268
ROBLOX Corp.
3.88%, 5/1/30(f)	41,000	37,337
Roche Holdings, Inc.
4.79%, 3/8/29(f)	520,000	526,576
7.00%, 3/1/39(f)	275,000	330,161
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.00%, 10/15/33(f)	114,000	99,178
Rocket Software, Inc.
9.00%, 11/28/28(f)	33,000	34,343
6.50%, 2/15/29(f)	24,000	22,760
Rockies Express Pipeline LLC
3.60%, 5/15/25(f)	17,000	16,845
4.95%, 7/15/29(f)	23,000	22,035
4.80%, 5/15/30(f)	14,000	13,183
7.50%, 7/15/38(f)	10,000	10,209
6.88%, 4/15/40(f)	21,000	20,365
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	27,791
1.75%, 8/15/31	9,000	7,526
4.20%, 3/1/49	28,000	24,389
2.80%, 8/15/61	22,000	13,260
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(f)	20,000	18,885
Roper Technologies, Inc.
1.00%, 9/15/25	43,000	41,795
3.85%, 12/15/25	18,000	17,847
3.80%, 12/15/26	43,000	42,401
1.40%, 9/15/27	43,000	39,594
4.20%, 9/15/28	49,000	48,416
2.95%, 9/15/29	50,000	46,244
4.50%, 10/15/29	35,000	34,763
2.00%, 6/30/30	43,000	37,219
1.75%, 2/15/31	71,000	59,315
4.75%, 2/15/32	35,000	34,770
4.90%, 10/15/34	89,000	87,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	$100,000	$106,210
Royalty Pharma PLC
1.20%, 9/2/25	60,000	58,321
1.75%, 9/2/27	60,000	55,396
2.20%, 9/2/30	70,000	60,208
2.15%, 9/2/31	45,000	37,674
3.30%, 9/2/40	90,000	67,784
3.55%, 9/2/50	90,000	63,713
3.35%, 9/2/51	182,000	121,756
RPM International, Inc.
4.55%, 3/1/29	176,000	175,037
RRD Parent, Inc.
10.00%, 10/15/31, PIK(f)	49,350	87,167
RTX Corp.
5.00%, 2/27/26	3,000	3,015
6.13%, 7/15/38	645,000	702,526
4.45%, 11/16/38	1,127,000	1,043,935
4.50%, 6/1/42	169,000	153,289
4.63%, 11/16/48	412,000	371,676
Ryder System, Inc.
3.35%, 9/1/25	24,000	23,739
1.75%, 9/1/26	18,000	17,078
2.90%, 12/1/26	24,000	23,170
2.85%, 3/1/27	27,000	25,922
5.30%, 3/15/27	21,000	21,317
4.30%, 6/15/27	18,000	17,841
5.65%, 3/1/28	30,000	30,912
5.25%, 6/1/28	40,000	40,702
6.30%, 12/1/28(b)	24,000	25,423
5.38%, 3/15/29	34,000	34,807
5.50%, 6/1/29	22,000	22,629
6.60%, 12/1/33	43,000	47,469
S&P Global, Inc.
2.95%, 1/22/27	35,000	33,963
2.45%, 3/1/27	90,000	86,198
4.75%, 8/1/28	50,000	50,447
2.70%, 3/1/29	90,000	83,819
4.25%, 5/1/29	20,000	19,792
2.50%, 12/1/29	10,000	9,097
1.25%, 8/15/30	10,000	8,378
2.90%, 3/1/32	30,000	26,708
5.25%, 9/15/33	15,000	15,518
3.25%, 12/1/49	25,000	18,312
3.70%, 3/1/52	81,000	63,958
2.30%, 8/15/60	30,000	16,095
3.90%, 3/1/62	20,000	15,840
Sabal Trail Transmission LLC
4.25%, 5/1/28(f)	20,000	19,541
4.68%, 5/1/38(f)	25,000	22,870
4.83%, 5/1/48(f)	16,000	13,746
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	92,000	92,455
4.20%, 3/15/28	83,000	81,811
4.50%, 5/15/30	143,000	140,505
5.90%, 9/15/37	39,000	40,435
Sabra Health Care LP
5.13%, 8/15/26	30,000	30,049
3.90%, 10/15/29	25,000	23,574
3.20%, 12/1/31	57,000	49,978
Sabre GLBL, Inc.
8.63%, 6/1/27(f)	26,000	25,715
10.75%, 11/15/29(f)	35,000	35,329
Safehold GL Holdings LLC
2.80%, 6/15/31	29,000	25,065
2.85%, 1/15/32	35,000	29,955
6.10%, 4/1/34	98,000	102,061
Salesforce, Inc.
3.70%, 4/11/28	110,000	107,956
1.50%, 7/15/28	75,000	67,967
1.95%, 7/15/31	30,000	25,619
2.70%, 7/15/41	55,000	40,535
2.90%, 7/15/51	133,000	90,260
3.05%, 7/15/61	88,000	57,739
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 3/1/32	25,000	25,546
Sammons Financial Group, Inc.
4.45%, 5/12/27(f)	20,000	19,654
3.35%, 4/16/31(f)	35,000	30,555
4.75%, 4/8/32(f)	20,000	18,688
6.88%, 4/15/34(f)	31,000	32,995
San Diego Gas & Electric Co.
3.32%, 4/15/50, Series UUU	65,000	46,653
Sanofi SA
3.63%, 6/19/28	69,000	67,453
Santander Holdings USA, Inc.
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(a)	343,000	325,627
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(a)(b)	13,000	13,505
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter) (a)	61,000	62,956
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter) (a)	35,000	38,879
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter) (a)	53,000	54,813
SBA Communications Corp.
3.88%, 2/15/27	91,000	88,569
3.13%, 2/1/29	62,000	56,811
SC Johnson & Son, Inc.
4.80%, 9/1/40(f)	250,000	230,212
Schlumberger Holdings Corp.
4.00%, 12/21/25(f)	173,000	171,871
Schlumberger Investment SA
2.65%, 6/26/30	134,000	121,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.63%, 3/1/30(f)	$68,000	$66,242
SCIH Salt Holdings, Inc.
6.63%, 5/1/29(f)	70,000	68,366
Scotts Miracle-Gro Co.
4.50%, 10/15/29(b)	143,000	135,195
Scripps Escrow, Inc.
5.88%, 7/15/27(f)	118,000	90,546
Seagate HDD Cayman
4.88%, 6/1/27	21,000	20,831
4.09%, 6/1/29(b)	20,000	18,974
8.25%, 12/15/29	101,000	108,479
4.13%, 1/15/31	11,000	9,935
8.50%, 7/15/31	21,000	22,717
9.63%, 12/1/32	47,000	53,686
5.75%, 12/1/34(b)	20,000	19,952
Sealed Air Corp.
4.00%, 12/1/27(f)	100,000	96,240
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(f)	31,000	30,036
Securian Financial Group, Inc.
4.80%, 4/15/48(f)	20,000	17,954
Selective Insurance Group, Inc.
5.38%, 3/1/49	28,000	27,091
Sempra
3.25%, 6/15/27	439,000	424,536
3.40%, 2/1/28(b)	98,000	94,317
4.00%, 2/1/48	435,000	349,631
Sensata Technologies, Inc.
4.38%, 2/15/30(f)	85,000	79,383
3.75%, 2/15/31(f)	31,000	27,721
Service Corp. International
3.38%, 8/15/30	200,000	179,455
Service Properties Trust
5.25%, 2/15/26	14,000	13,716
4.75%, 10/1/26(b)	19,000	18,315
4.95%, 2/15/27	17,000	16,182
5.50%, 12/15/27	19,000	18,197
3.95%, 1/15/28	17,000	14,778
8.38%, 6/15/29	29,000	28,877
4.95%, 10/1/29	18,000	14,738
4.38%, 2/15/30	17,000	13,286
8.63%, 11/15/31(f)	41,000	43,412
8.88%, 6/15/32	20,000	19,227
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 2/15/28	18,000	17,508
4.75%, 4/1/29	12,000	11,526
Shell Finance US, Inc.
4.13%, 5/11/35	561,000	531,371
Shell International Finance BV
2.88%, 5/10/26	36,000	35,228
Sherwin-Williams Co.
3.95%, 1/15/26	20,000	19,862
3.45%, 6/1/27	92,000	89,699
2.95%, 8/15/29	55,000	51,053
2.30%, 5/15/30	35,000	30,970
2.20%, 3/15/32	35,000	29,522
4.00%, 12/15/42	25,000	20,819
4.55%, 8/1/45	35,000	31,268
4.50%, 6/1/47	115,000	101,673
3.80%, 8/15/49	58,000	45,332
3.30%, 5/15/50	47,000	33,228
2.90%, 3/15/52	45,000	29,354
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	8,000	7,823
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 3/1/29(f)	35,000	32,504
Simon Property Group LP
3.25%, 11/30/26	55,000	53,661
1.38%, 1/15/27	40,000	37,500
3.38%, 6/15/27	55,000	53,627
3.38%, 12/1/27	55,000	53,467
1.75%, 2/1/28	60,000	55,247
2.45%, 9/13/29	25,000	22,708
2.65%, 7/15/30	15,000	13,475
2.20%, 2/1/31	15,000	12,976
2.25%, 1/15/32	15,000	12,750
2.65%, 2/1/32	15,000	13,023
5.50%, 3/8/33	15,000	15,551
6.75%, 2/1/40	26,000	29,691
4.75%, 3/15/42	25,000	23,279
4.25%, 10/1/44	22,000	18,979
4.25%, 11/30/46	30,000	25,669
3.25%, 9/13/49	68,000	48,499
3.80%, 7/15/50	41,000	31,865
5.85%, 3/8/53	35,000	37,065
6.65%, 1/15/54	27,000	31,648
Sinclair Television Group, Inc.
5.13%, 2/15/27(f)	11,000	9,784
5.50%, 3/1/30(f)	20,000	13,552
4.13%, 12/1/30(b)(f)	30,000	23,514
Sirius XM Radio, Inc.
3.13%, 9/1/26(f)	50,000	48,208
5.00%, 8/1/27(f)	62,000	61,016
5.50%, 7/1/29(f)	50,000	48,906
4.13%, 7/1/30(f)	62,000	55,969
3.88%, 9/1/31(f)	62,000	53,799
Six Flags Entertainment Corp.
5.50%, 4/15/27(f)	20,000	19,980
7.25%, 5/15/31(f)	33,000	34,127
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 5/1/32(f)	35,000	35,895
Sixth Street Lending Partners
6.50%, 3/11/29(f)	37,000	37,701
SK Invictus Intermediate II SARL
5.00%, 10/30/29(f)	28,000	26,489
SLM Corp.
4.20%, 10/29/25	20,000	19,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
3.13%, 11/2/26	$20,000	$19,069
SM Energy Co.
6.50%, 7/15/28	34,000	34,117
Smithfield Foods, Inc.
4.25%, 2/1/27(f)	25,000	24,508
5.20%, 4/1/29(f)	283,000	279,581
3.00%, 10/15/30(f)	20,000	17,473
2.63%, 9/13/31(f)	20,000	16,678
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(f)	114,000	113,354
8.88%, 11/15/31(f)	45,000	47,942
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,478
4.10%, 3/1/48	20,000	17,064
3.10%, 5/1/50	24,000	16,994
Solventum Corp.
5.45%, 2/25/27(f)	60,000	60,810
5.40%, 3/1/29(f)	90,000	91,391
5.45%, 3/13/31(f)	70,000	71,163
5.60%, 3/23/34(f)	120,000	122,266
5.90%, 4/30/54(f)	115,000	118,085
6.00%, 5/15/64(f)	45,000	46,105
Sonic Automotive, Inc.
4.88%, 11/15/31(f)	125,000	115,359
Sonoco Products Co.
2.25%, 2/1/27(b)	268,000	254,352
3.13%, 5/1/30	43,000	39,474
2.85%, 2/1/32	36,000	31,296
5.75%, 11/1/40	48,000	49,184
Sotera Health Holdings LLC
7.38%, 6/1/31(f)	31,000	31,527
Southern California Edison Co.
4.70%, 6/1/27, Series D	314,000	315,338
5.30%, 3/1/28	558,000	570,093
4.00%, 4/1/47	665,000	543,287
3.65%, 2/1/50	25,000	19,078
2.95%, 2/1/51, Series 20A	8,000	5,350
3.65%, 6/1/51, Series H	29,000	21,844
3.45%, 2/1/52	46,000	33,323
5.45%, 6/1/52, Series E	23,000	22,981
5.70%, 3/1/53	29,000	30,045
5.88%, 12/1/53	46,000	48,733
5.75%, 4/15/54	26,000	27,175
Southern California Gas Co.
6.35%, 11/15/52	11,000	12,540
Southern Co.
5.50%, 3/15/29	1,130,000	1,168,165
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	119,012
4.40%, 5/30/47	412,000	357,199
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,385
5.13%, 6/15/27	110,000	111,025
3.45%, 11/16/27(b)	18,000	17,320
2.63%, 2/10/30	36,000	32,182
Southwest Gas Corp.
5.80%, 12/1/27	18,000	18,491
4.05%, 3/15/32	229,000	216,909
Southwestern Electric Power Co.
3.25%, 11/1/51	59,000	40,084
Southwestern Energy Co.
8.38%, 9/15/28(b)	13,000	13,363
5.38%, 2/1/29	29,000	28,890
5.38%, 3/15/30	75,000	74,600
4.75%, 2/1/32	48,000	45,750
Southwestern Public Service Co.
3.70%, 8/15/47	22,000	16,900
3.15%, 5/1/50, Series 8	39,000	26,954
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,120
5.95%, 9/25/43	37,000	38,153
4.50%, 3/15/45	65,000	55,844
Spectrum Brands, Inc.
3.88%, 3/15/31(f)	8,000	6,953
Spire Missouri, Inc.
4.80%, 2/15/33	285,000	286,940
3.30%, 6/1/51	17,000	12,263
Spire, Inc.
5.30%, 3/1/26	21,000	21,145
Spirit AeroSystems, Inc.
3.85%, 6/15/26	12,000	11,683
4.60%, 6/15/28	29,000	27,787
9.38%, 11/30/29(f)	87,000	93,744
9.75%, 11/15/30(f)	49,000	54,539
Sprint Capital Corp.
6.88%, 11/15/28	153,000	164,505
8.75%, 3/15/32	143,000	174,242
Sprint LLC
7.63%, 3/1/26	92,000	94,418
Stagwell Global LLC
5.63%, 8/15/29(f)	45,000	43,401
Standard Industries, Inc.
4.38%, 7/15/30(f)	195,000	181,625
Stanley Black & Decker, Inc.
3.40%, 3/1/26	31,000	30,477
6.27%, 3/6/26	286,000	286,006
6.00%, 3/6/28	25,000	26,079
4.25%, 11/15/28	30,000	29,572
2.30%, 3/15/30	55,000	48,388
3.00%, 5/15/32	35,000	30,744
5.20%, 9/1/40	35,000	34,452
4.85%, 11/15/48	45,000	40,854
2.75%, 11/15/50	68,000	41,612
Staples, Inc.
10.75%, 9/1/29(f)	68,000	67,056
12.75%, 1/15/30(f)	87,863	72,954
Star Parent, Inc.
9.00%, 10/1/30(f)	41,000	42,365
Starbucks Corp.
4.75%, 2/15/26	60,000	60,172
2.45%, 6/15/26	30,000	29,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
4.85%, 2/8/27	$60,000	$60,515
2.00%, 3/12/27	30,000	28,413
3.50%, 3/1/28	35,000	34,061
4.00%, 11/15/28	45,000	44,114
3.55%, 8/15/29	70,000	67,150
2.25%, 3/12/30	55,000	48,878
2.55%, 11/15/30	89,000	79,122
4.90%, 2/15/31	35,000	35,527
3.00%, 2/14/32	70,000	62,556
4.80%, 2/15/33	35,000	35,050
5.00%, 2/15/34	184,000	184,820
4.30%, 6/15/45	41,000	34,912
3.75%, 12/1/47	45,000	34,717
4.50%, 11/15/48	91,000	79,684
4.45%, 8/15/49	90,000	78,182
3.35%, 3/12/50	45,000	31,985
3.50%, 11/15/50	115,000	85,087
Starwood Property Trust, Inc.
3.63%, 7/15/26(f)	16,000	15,479
4.38%, 1/15/27(f)	20,000	19,495
7.25%, 4/1/29(f)	25,000	25,784
State Street Corp.
2.65%, 5/19/26	91,000	88,775
4.99%, 3/18/27	73,000	73,851
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	106,000	100,294
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	48,000	45,699
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)	37,000	38,307
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.484% thereafter)(a)	73,000	75,846
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(a)	37,000	36,324
2.40%, 1/24/30	15,000	13,545
2.20%, 3/3/31	93,000	80,637
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(a)	10,000	9,275
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(a)	31,000	26,832
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter) (a)	10,000	9,775
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(a)	15,000	14,314
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(a)	15,000	14,938
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(a)(b)	21,000	21,417
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	235,000	213,566
6.12%, 11/21/34, (6.123% fixed rate until 11/21/33; Secured Overnight Financing Rate + 1.958% thereafter)(a)	10,000	10,670
Station Casinos LLC
4.50%, 2/15/28(f)	28,000	26,779
4.63%, 12/1/31(f)	20,000	18,101
6.63%, 3/15/32(f)	20,000	20,072
Steel Dynamics, Inc.
3.45%, 4/15/30	184,000	172,523
3.25%, 10/15/50	28,000	19,589
Stellantis Finance U.S., Inc.
5.63%, 1/12/28(b)(f)	200,000	203,272
Stericycle, Inc.
3.88%, 1/15/29(f)	120,000	112,570
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	175,000	153,384
StoneX Group, Inc.
7.88%, 3/1/31(f)	22,000	23,269
Store Capital LLC
4.50%, 3/15/28	22,000	21,486
4.63%, 3/15/29	86,000	83,563
Stryker Corp.
3.38%, 11/1/25	45,000	44,489
3.50%, 3/15/26	60,000	59,201
3.65%, 3/7/28(b)	35,000	34,129
4.85%, 12/8/28	35,000	35,411
1.95%, 6/15/30	70,000	60,848
4.10%, 4/1/43	35,000	30,098
4.38%, 5/15/44	35,000	30,923
4.63%, 3/15/46	90,000	82,237
2.90%, 6/15/50(b)	60,000	41,461
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.88%, 3/1/27	14,000	13,959
5.00%, 6/1/31(f)	27,000	24,678
Summa Health
3.51%, 11/15/51	28,000	21,304
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 3/15/27(f)	12,000	12,033
5.25%, 1/15/29(f)	29,000	29,246
7.25%, 1/15/31(f)	33,000	35,250
Sun Communities Operating LP
2.70%, 7/15/31	182,000	156,241
SunCoke Energy, Inc.
4.88%, 6/30/29(f)	20,000	18,483
Sunoco LP
7.00%, 5/1/29(f)	31,000	32,123
7.25%, 5/1/32(f)	31,000	32,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Sunoco LP/Sunoco Finance Corp.
6.00%, 4/15/27	$25,000	$25,086
5.88%, 3/15/28	16,000	16,051
7.00%, 9/15/28(f)	21,000	21,664
4.50%, 5/15/29	33,000	31,587
4.50%, 4/30/30	33,000	31,239
Surgery Center Holdings, Inc.
7.25%, 4/15/32(f)	33,000	33,982
Sutter Health
3.70%, 8/15/28, Series 2018	25,000	24,215
2.29%, 8/15/30, Series 20A	14,000	12,363
5.16%, 8/15/33	8,000	8,171
3.16%, 8/15/40, Series 20A	18,000	14,172
4.09%, 8/15/48, Series 2018	15,000	12,837
3.36%, 8/15/50, Series 20A	26,000	19,501
5.55%, 8/15/53	16,000	17,238
Synchrony Financial
3.70%, 8/4/26	248,000	242,641
3.95%, 12/1/27	66,000	63,791
5.15%, 3/19/29	213,000	211,594
Sysco Corp.
3.75%, 10/1/25	45,000	44,653
3.30%, 7/15/26	60,000	58,773
3.25%, 7/15/27	45,000	43,533
5.75%, 1/17/29	30,000	31,175
2.40%, 2/15/30	35,000	31,222
5.95%, 4/1/30	70,000	73,802
2.45%, 12/14/31	30,000	25,695
6.00%, 1/17/34	35,000	37,608
5.38%, 9/21/35	35,000	36,029
6.60%, 4/1/40	32,000	35,671
4.85%, 10/1/45	45,000	41,342
4.50%, 4/1/46	45,000	39,124
4.45%, 3/15/48	45,000	38,563
3.30%, 2/15/50	45,000	32,237
6.60%, 4/1/50	110,000	125,428
3.15%, 12/14/51	70,000	47,740
System Energy Resources, Inc.
6.00%, 4/15/28	20,000	20,753
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	34,000	34,141
3.70%, 4/14/27	37,000	36,235
4.95%, 3/28/28	49,000	49,476
4.00%, 4/14/32	36,000	34,026
Talen Energy Supply LLC
8.63%, 6/1/30(f)	49,000	52,818
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(f)	36,000	34,277
6.00%, 9/1/31(f)	63,000	59,753
Talos Production, Inc.
9.38%, 2/1/31(f)	26,000	27,324
Tampa Electric Co.
4.90%, 3/1/29	37,000	37,329
2.40%, 3/15/31	8,000	6,963
4.10%, 6/15/42	13,000	11,194
4.35%, 5/15/44	13,000	11,285
4.30%, 6/15/48	15,000	12,756
4.45%, 6/15/49	16,000	13,928
3.63%, 6/15/50	13,000	9,783
3.45%, 3/15/51	43,000	31,068
5.00%, 7/15/52	13,000	12,254
Tapestry, Inc.
4.13%, 7/15/27	24,000	23,565
3.05%, 3/15/32	36,000	31,146
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,601
6.15%, 3/1/29	60,000	63,127
4.20%, 2/1/33	55,000	51,428
6.13%, 3/15/33	65,000	68,860
6.50%, 3/30/34	70,000	76,253
5.50%, 2/15/35	79,000	80,372
4.95%, 4/15/52	68,000	61,056
6.25%, 7/1/52	47,000	49,957
6.50%, 2/15/53	77,000	84,963
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27	45,000	45,513
5.00%, 1/15/28	45,000	44,878
6.88%, 1/15/29	40,000	40,991
5.50%, 3/1/30	70,000	70,947
4.88%, 2/1/31	70,000	68,864
4.00%, 1/15/32	70,000	65,153
Target Corp.
4.50%, 9/15/32	550,000	542,957
2.95%, 1/15/52	115,000	77,584
Taylor Morrison Communities, Inc.
5.88%, 6/15/27(f)	30,000	30,383
5.75%, 1/15/28(f)	18,000	18,158
5.13%, 8/1/30(f)	20,000	19,577
TC PipeLines LP
3.90%, 5/25/27	30,000	29,359
TD SYNNEX Corp.
1.75%, 8/9/26	43,000	40,810
2.38%, 8/9/28	37,000	33,939
2.65%, 8/9/31	36,000	30,667
6.10%, 4/12/34	43,000	45,035
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(f)	56,000	64,462
4.90%, 9/15/44(f)	70,000	65,578
4.27%, 5/15/47(f)	85,000	71,592
3.30%, 5/15/50(f)	50,000	35,623
TEGNA, Inc.
4.75%, 3/15/26(f)	57,000	56,593
4.63%, 3/15/28	41,000	39,249
5.00%, 9/15/29	45,000	42,579
Teledyne FLIR LLC
2.50%, 8/1/30	35,000	30,975
Teledyne Technologies, Inc.
1.60%, 4/1/26	28,000	26,887
2.25%, 4/1/28	43,000	39,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
2.75%, 4/1/31	$74,000	$65,562
Teleflex, Inc.
4.63%, 11/15/27	20,000	19,584
4.25%, 6/1/28(f)	20,000	19,229
Tempur Sealy International, Inc.
3.88%, 10/15/31(f)	56,000	49,665
Tenet Healthcare Corp.
6.13%, 10/1/28	478,000	479,810
4.38%, 1/15/30	187,000	175,557
Tenneco, Inc.
8.00%, 11/17/28(f)	78,000	74,226
Terex Corp.
5.00%, 5/15/29(f)	25,000	24,121
TerraForm Power Operating LLC
5.00%, 1/31/28(f)	29,000	28,161
4.75%, 1/15/30(f)	33,000	30,967
Texas Eastern Transmission LP
3.50%, 1/15/28(f)	16,000	15,384
7.00%, 7/15/32	32,000	35,800
4.15%, 1/15/48(f)	16,000	12,897
Texas Instruments, Inc.
1.13%, 9/15/26	77,000	72,772
4.60%, 2/8/27	50,000	50,309
2.90%, 11/3/27	35,000	33,696
4.60%, 2/15/28	50,000	50,450
4.60%, 2/8/29	50,000	50,421
2.25%, 9/4/29	15,000	13,630
1.75%, 5/4/30	15,000	13,014
1.90%, 9/15/31	10,000	8,546
3.65%, 8/16/32	10,000	9,391
4.90%, 3/14/33(b)	20,000	20,395
4.85%, 2/8/34	10,000	10,129
3.88%, 3/15/39	35,000	31,281
4.15%, 5/15/48	65,000	55,983
2.70%, 9/15/51	20,000	13,038
4.10%, 8/16/52	15,000	12,612
5.00%, 3/14/53	30,000	29,295
5.15%, 2/8/54	35,000	34,885
5.05%, 5/18/63	156,000	150,373
Textron, Inc.
4.00%, 3/15/26	22,000	21,788
3.65%, 3/15/27(b)	29,000	28,315
3.38%, 3/1/28	18,000	17,259
3.90%, 9/17/29	21,000	20,229
3.00%, 6/1/30	46,000	41,867
2.45%, 3/15/31	36,000	31,148
6.10%, 11/15/33	25,000	26,627
TGNR Intermediate Holdings LLC
5.50%, 10/15/29(f)	29,000	27,540
Thermo Fisher Scientific, Inc.
4.95%, 8/10/26	33,000	33,284
5.00%, 12/5/26	55,000	55,573
4.80%, 11/21/27	33,000	33,398
1.75%, 10/15/28	38,000	34,472
5.00%, 1/31/29(b)	55,000	56,098
2.60%, 10/1/29	20,000	18,408
4.98%, 8/10/30	15,000	15,299
2.00%, 10/15/31	25,000	21,169
4.95%, 11/21/32	10,000	10,150
5.09%, 8/10/33	20,000	20,395
5.20%, 1/31/34	10,000	10,296
2.80%, 10/15/41	78,000	57,548
5.40%, 8/10/43	39,000	40,054
5.30%, 2/1/44	26,000	26,058
4.10%, 8/15/47	50,000	42,887
Thomas Jefferson University
3.85%, 11/1/57	19,000	14,312
Thor Industries, Inc.
4.00%, 10/15/29(f)	26,000	23,917
Time Warner Cable Enterprises LLC
8.38%, 7/15/33	249,000	286,908
Time Warner Cable LLC
4.50%, 9/15/42	612,000	479,602
TJX Cos., Inc.
1.60%, 5/15/31	116,000	96,781
TKC Holdings, Inc.
6.88%, 5/15/28(f)	17,000	17,018
10.50%, 5/15/29(f)	28,000	28,793
T-Mobile USA, Inc.
2.63%, 4/15/26	683,000	664,700
3.88%, 4/15/30	634,000	606,151
5.20%, 1/15/33	680,000	689,620
4.38%, 4/15/40	1,957,000	1,768,784
3.00%, 2/15/41	152,000	113,888
4.50%, 4/15/50	410,000	356,520
Toledo Edison Co.
6.15%, 5/15/37	15,000	16,380
Toledo Hospital
5.33%, 11/15/28, Series B	13,000	12,862
5.75%, 11/15/38	22,000	22,217
4.98%, 11/15/45	11,000	8,489
6.02%, 11/15/48	17,000	15,711
Toll Brothers Finance Corp.
4.88%, 11/15/25	21,000	21,003
4.88%, 3/15/27	27,000	27,068
4.35%, 2/15/28	24,000	23,643
3.80%, 11/1/29	28,000	26,681
Topaz Solar Farms LLC
4.88%, 9/30/39(f)	6,000	5,631
5.75%, 9/30/39(f)	21,048	21,049
TopBuild Corp.
3.63%, 3/15/29(f)	21,000	19,506
4.13%, 2/15/32(f)	20,000	18,065
Tosco Corp.
8.13%, 2/15/30	8,000	9,349
Toyota Motor Credit Corp.
5.45%, 11/10/27(b)	400,000	411,624
3.05%, 1/11/28	412,000	395,340
1.90%, 4/6/28	650,000	599,329
TPG Operating Group II LP
5.88%, 3/5/34	42,000	44,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Tractor Supply Co.
1.75%, 11/1/30	$47,000	$39,738
5.25%, 5/15/33	54,000	54,968
Trane Technologies Financing Ltd.
3.50%, 3/21/26	25,000	24,634
3.80%, 3/21/29	45,000	43,686
5.25%, 3/3/33	50,000	51,357
4.65%, 11/1/44	25,000	23,176
4.50%, 3/21/49	30,000	27,329
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	35,000	34,144
5.75%, 6/15/43	72,000	75,980
4.30%, 2/21/48	110,000	96,800
Transatlantic Holdings, Inc.
8.00%, 11/30/39	17,000	21,662
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	60,000	61,668
4.00%, 3/15/28	25,000	24,499
3.25%, 5/15/30	50,000	46,244
5.40%, 8/15/41	35,000	34,966
4.45%, 8/1/42	35,000	31,317
4.60%, 3/15/48	53,000	46,377
3.95%, 5/15/50	45,000	35,617
TransDigm, Inc.
4.63%, 1/15/29	50,000	47,483
6.38%, 3/1/29(f)	140,000	142,513
4.88%, 5/1/29	30,000	28,628
6.88%, 12/15/30(f)	66,000	68,051
7.13%, 12/1/31(f)	40,000	41,649
6.63%, 3/1/32(f)	90,000	92,387
Transocean Aquila Ltd.
8.00%, 9/30/28(f)	11,800	12,127
Transocean Poseidon Ltd.
6.88%, 2/1/27(f)	9,000	9,049
Transocean Titan Financing Ltd.
8.38%, 2/1/28(f)	22,000	22,752
Transocean, Inc.
8.00%, 2/1/27(f)	25,000	24,989
8.75%, 2/15/30(f)	37,400	39,085
7.50%, 4/15/31	16,000	15,155
6.80%, 3/15/38	25,000	20,922
9.35%, 12/15/41	37,000	34,144
Travel & Leisure Co.
6.60%, 10/1/25	14,000	14,107
6.63%, 7/31/26(f)	52,000	52,673
6.00%, 4/1/27	16,000	16,181
4.50%, 12/1/29(f)	27,000	25,521
4.63%, 3/1/30(b)(f)	17,000	15,985
Travelers Cos., Inc.
6.75%, 6/20/36	26,000	29,945
6.25%, 6/15/37	52,000	57,848
5.35%, 11/1/40	49,000	50,208
4.60%, 8/1/43	33,000	30,617
4.30%, 8/25/45	26,000	22,873
3.75%, 5/15/46	33,000	26,697
4.00%, 5/30/47	46,000	38,626
4.05%, 3/7/48	33,000	27,952
4.10%, 3/4/49	33,000	27,888
2.55%, 4/27/50	33,000	20,853
3.05%, 6/8/51	49,000	34,055
5.45%, 5/25/53	49,000	50,914
Travelers Property Casualty Corp.
6.38%, 3/15/33	10,000	11,216
Tri Pointe Homes, Inc.
5.25%, 6/1/27	12,000	11,938
5.70%, 6/15/28(b)	14,000	14,096
Trimble, Inc.
4.90%, 6/15/28	37,000	37,136
6.10%, 3/15/33	57,000	60,215
TriNet Group, Inc.
3.50%, 3/1/29(f)	28,000	25,715
7.13%, 8/15/31(f)	16,000	16,466
Trinity Acquisition PLC
4.40%, 3/15/26	35,000	34,787
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 9/1/25(f)	17,000	15,387
Tri-State Generation & Transmission Association, Inc.
6.00%, 6/15/40(f)	21,000	20,769
Triton Water Holdings, Inc.
6.25%, 4/1/29(f)	31,000	30,908
Triumph Group, Inc.
9.00%, 3/15/28(f)	39,000	40,977
Tronox, Inc.
4.63%, 3/15/29(f)	44,000	40,555
Truist Financial Corp.
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(a)	48,000	48,450
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	50,000	47,862
1.13%, 8/3/27	357,000	325,987
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(a)(b)	450,000	446,826
Trustage Financial Group, Inc.
4.63%, 4/15/32(f)	25,000	23,374
Trustees of Princeton University
5.70%, 3/1/39	10,000	10,953
2.52%, 7/1/50, Series 2020	10,000	6,602
4.20%, 3/1/52	194,000	176,975
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	6,000	3,824
4.67%, 9/1/12	6,000	5,349
3.61%, 2/15/19	16,000	11,276
TTM Technologies, Inc.
4.00%, 3/1/29(f)	20,000	18,716
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
3.25%, 5/15/32	$7,000	$6,285
4.85%, 12/1/48	44,000	40,871
4.00%, 6/15/50	15,000	12,128
3.25%, 5/1/51	31,000	21,795
5.50%, 4/15/53	48,000	48,502
TWDC Enterprises 18 Corp.
3.00%, 7/30/46	33,000	23,495
Twilio, Inc.
3.88%, 3/15/31	36,000	32,874
Tyco Electronics Group SA
4.50%, 2/13/26	35,000	35,000
3.70%, 2/15/26	24,000	23,708
3.13%, 8/15/27	36,000	34,799
2.50%, 2/4/32	77,000	66,806
7.13%, 10/1/37	28,000	32,905
Tyson Foods, Inc.
4.00%, 3/1/26	50,000	49,599
3.55%, 6/2/27	83,000	80,921
4.35%, 3/1/29	60,000	58,918
5.40%, 3/15/29	35,000	35,827
5.70%, 3/15/34	65,000	67,393
4.88%, 8/15/34	45,000	44,148
5.15%, 8/15/44	45,000	42,632
4.55%, 6/2/47	156,000	135,083
5.10%, 9/28/48	135,000	126,701
U.S. Acute Care Solutions LLC
9.75%, 5/15/29(f)	33,000	34,314
U.S. Bancorp
3.15%, 4/27/27, Series X	86,000	83,456
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	540,000	512,264
1.38%, 7/22/30	576,000	482,835
U.S. Cellular Corp.
6.70%, 12/15/33	86,000	93,615
U.S. Foods, Inc.
6.88%, 9/15/28(f)	20,000	20,693
4.75%, 2/15/29(f)	66,000	63,941
4.63%, 6/1/30(f)	20,000	19,145
7.25%, 1/15/32(f)	20,000	20,952
U.S. Steel Corp.
6.88%, 3/1/29	20,000	20,246
6.65%, 6/1/37	12,000	12,246
Uber Technologies, Inc.
7.50%, 9/15/27(f)	27,000	27,553
6.25%, 1/15/28(f)	418,000	422,824
4.50%, 8/15/29(f)	67,000	65,699
UDR, Inc.
3.20%, 1/15/30	279,000	258,762
UKG, Inc.
6.88%, 2/1/31(f)	103,000	105,969
UMass Memorial Health Care Obligated Group
5.36%, 7/1/52	27,000	26,104
Union Electric Co.
2.95%, 6/15/27	30,000	28,916
3.50%, 3/15/29	35,000	33,578
2.95%, 3/15/30	10,000	9,215
2.15%, 3/15/32	10,000	8,419
5.20%, 4/1/34	20,000	20,454
5.30%, 8/1/37	15,000	15,539
8.45%, 3/15/39	15,000	19,882
3.90%, 9/15/42	20,000	16,894
3.65%, 4/15/45	20,000	15,953
4.00%, 4/1/48	20,000	16,505
3.25%, 10/1/49	22,000	15,971
2.63%, 3/15/51	93,000	58,808
3.90%, 4/1/52	34,000	27,477
5.45%, 3/15/53	33,000	33,449
5.25%, 1/15/54	23,000	22,827
Union Pacific Corp.
3.00%, 4/15/27(b)	264,000	255,554
3.70%, 3/1/29	112,000	108,577
3.95%, 8/15/59	19,000	14,939
3.84%, 3/20/60	120,000	91,790
3.55%, 5/20/61	15,000	10,797
2.97%, 9/16/62	51,000	31,732
3.75%, 2/5/70	263,000	190,944
3.80%, 4/6/71	509,000	373,363
3.85%, 2/14/72	81,000	60,533
United Airlines Pass-Through Trust
3.75%, 9/3/26, Series 2014-2, Class A	453,692	443,581
3.50%, 3/1/30, Series 2018-1, Class AA(b)	290,383	274,336
United Parcel Service, Inc.
2.40%, 11/15/26	35,000	33,741
3.05%, 11/15/27	73,000	70,456
3.40%, 3/15/29	55,000	52,906
2.50%, 9/1/29	10,000	9,185
4.45%, 4/1/30	15,000	14,994
4.88%, 3/3/33	20,000	20,224
5.15%, 5/22/34	18,000	18,461
6.20%, 1/15/38	65,000	72,238
5.20%, 4/1/40	24,000	24,221
4.88%, 11/15/40	24,000	23,454
3.63%, 10/1/42	18,000	14,729
3.40%, 11/15/46	24,000	18,408
3.75%, 11/15/47	56,000	44,708
4.25%, 3/15/49	37,000	31,910
3.40%, 9/1/49	44,000	32,951
5.30%, 4/1/50(b)	61,000	61,745
5.05%, 3/3/53	54,000	52,344
5.50%, 5/22/54	72,000	74,593
5.60%, 5/22/64	125,000	129,793
United Rentals North America, Inc.
4.00%, 7/15/30	209,000	194,469
3.75%, 1/15/32	100,000	89,664
United Wholesale Mortgage LLC
5.50%, 11/15/25(f)	33,000	32,942
5.75%, 6/15/27(f)	32,000	31,795
5.50%, 4/15/29(f)	29,000	28,113
UnitedHealth Group, Inc.
2.00%, 5/15/30	241,000	211,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
4.63%, 7/15/35	$868,000	$851,776
2.75%, 5/15/40	612,000	454,192
4.25%, 3/15/43	535,000	477,158
4.25%, 4/15/47	612,000	526,919
2.90%, 5/15/50	211,000	140,832
3.25%, 5/15/51	298,000	211,909
5.88%, 2/15/53	153,000	164,030
3.13%, 5/15/60(b)	430,000	277,666
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.00%, 1/15/30(f)	29,000	24,983
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
10.50%, 2/15/28(f)	127,000	135,081
4.75%, 4/15/28(f)	23,000	21,564
6.50%, 2/15/29(f)	45,000	39,546
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	40,645
2.65%, 10/15/30	57,000	49,623
2.65%, 1/15/32	36,000	30,203
University of Chicago
2.76%, 4/1/45, Series 20B	7,000	5,484
2.55%, 4/1/50, Series C	5,000	3,329
4.00%, 10/1/53	10,000	8,515
University of Miami
4.06%, 4/1/52, Series 2022(b)	27,000	22,723
University of Southern California
3.84%, 10/1/47, Series 2017	64,000	54,105
Univision Communications, Inc.
7.38%, 6/30/30(f)	173,000	166,960
Unum Group
4.00%, 6/15/29	29,000	28,236
5.75%, 8/15/42	58,000	59,338
4.50%, 12/15/49	92,000	77,079
4.13%, 6/15/51	54,000	42,492
UPMC
5.04%, 5/15/33	44,000	44,339
Urban One, Inc.
7.38%, 2/1/28(f)	65,000	42,668
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 9/1/27	31,000	31,258
7.13%, 3/15/29(f)	41,000	42,051
USI, Inc.
7.50%, 1/15/32(f)	25,000	25,526
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	388,000	382,377
Vail Resorts, Inc.
6.50%, 5/15/32(f)	25,000	25,690
Valaris Ltd.
8.38%, 4/30/30(f)	45,000	45,855
Valero Energy Corp.
6.63%, 6/15/37	437,000	481,089
Valley National Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.36% thereafter)(a)	12,000	10,496
Valmont Industries, Inc.
5.00%, 10/1/44	41,000	38,629
5.25%, 10/1/54	28,000	26,339
Valvoline, Inc.
3.63%, 6/15/31(f)	22,000	19,160
Ventas Realty LP
4.40%, 1/15/29	664,000	654,934
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(f)	73,000	67,851
6.25%, 1/15/30(f)	40,000	40,983
4.13%, 8/15/31(f)	50,000	45,818
3.88%, 11/1/33(f)	50,000	43,694
Venture Global LNG, Inc.
8.13%, 6/1/28(f)	95,000	99,352
9.50%, 2/1/29(f)	125,000	139,722
8.38%, 6/1/31(f)	107,000	112,989
9.88%, 2/1/32(f)	98,000	109,026
Veralto Corp.
5.50%, 9/18/26	43,000	43,563
5.35%, 9/18/28	43,000	43,993
5.45%, 9/18/33	50,000	51,390
Verde Purchaser LLC
10.50%, 11/30/30(f)	29,000	31,105
VeriSign, Inc.
4.75%, 7/15/27	34,000	34,015
2.70%, 6/15/31	53,000	45,925
Verisk Analytics, Inc.
4.13%, 3/15/29	37,000	36,351
5.75%, 4/1/33	36,000	38,012
5.25%, 6/5/34	55,000	55,662
5.50%, 6/15/45	32,000	31,690
3.63%, 5/15/50	45,000	33,769
Verizon Communications, Inc.
1.75%, 1/20/31	234,000	196,141
2.55%, 3/21/31	66,000	57,871
2.36%, 3/15/32	418,000	353,289
4.40%, 11/1/34	681,000	650,299
4.78%, 2/15/35(f)	690,000	674,853
2.65%, 11/20/40	412,000	294,409
4.75%, 11/1/41	1,237,000	1,158,251
4.13%, 8/15/46	148,000	123,757
4.86%, 8/21/46	675,000	633,359
4.00%, 3/22/50	825,000	665,361
3.55%, 3/22/51	319,000	238,040
3.88%, 3/1/52	180,000	141,492
Vertiv Group Corp.
4.13%, 11/15/28(f)	35,000	33,390
VF Corp.
2.80%, 4/23/27	30,000	28,332
2.95%, 4/23/30	53,000	45,853
Viasat, Inc.
5.63%, 9/15/25(f)	29,000	28,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.63%, 4/15/27(b)(f)	$31,000	$29,746
6.50%, 7/15/28(b)(f)	16,000	12,850
7.50%, 5/30/31(f)	30,000	20,400
Viatris, Inc.
2.30%, 6/22/27	45,000	42,261
2.70%, 6/22/30	102,000	89,628
3.85%, 6/22/40	136,000	106,208
4.00%, 6/22/50	181,000	130,410
Vibrantz Technologies, Inc.
9.00%, 2/15/30(f)	31,000	29,361
VICI Properties LP
5.13%, 5/15/32	625,000	619,731
Victoria's Secret & Co.
4.63%, 7/15/29(b)(f)	25,000	22,609
Victra Holdings LLC/Victra Finance Corp.
7.75%, 2/15/26(f)	370,000	372,182
Viking Cruises Ltd.
7.00%, 2/15/29(f)	71,000	71,831
9.13%, 7/15/31(f)	29,000	31,523
Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/29(f)	14,000	13,862
Viper Energy, Inc.
5.38%, 11/1/27(f)	18,000	17,873
7.38%, 11/1/31(f)	16,000	16,695
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	122,744
6.00%, 5/15/37, Series A	724,000	775,348
4.20%, 5/15/45, Series B	74,000	62,882
2.45%, 12/15/50	49,000	29,649
Visa, Inc.
3.15%, 12/14/25	80,000	78,986
1.90%, 4/15/27	30,000	28,387
0.75%, 8/15/27	10,000	9,137
2.75%, 9/15/27	15,000	14,433
2.05%, 4/15/30	31,000	27,483
1.10%, 2/15/31	20,000	16,470
4.15%, 12/14/35	30,000	28,657
2.70%, 4/15/40	21,000	16,019
4.30%, 12/14/45	70,000	63,171
3.65%, 9/15/47	15,000	12,141
2.00%, 8/15/50(b)	35,000	20,356
Vistra Operations Co. LLC
5.50%, 9/1/26(f)	41,000	40,991
3.70%, 1/30/27(f)	33,000	32,230
5.63%, 2/15/27(f)	54,000	53,990
5.00%, 7/31/27(f)	106,000	105,086
4.38%, 5/1/29(f)	52,000	49,782
4.30%, 7/15/29(f)	33,000	31,949
7.75%, 10/15/31(f)	78,000	82,984
6.88%, 4/15/32(f)	72,000	74,806
6.95%, 10/15/33(f)	43,000	47,569
Vital Energy, Inc.
7.75%, 7/31/29(b)(f)	12,000	12,075
9.75%, 10/15/30	12,000	12,888
7.88%, 4/15/32(f)	41,000	40,206
VMware LLC
4.65%, 5/15/27	31,000	31,000
3.90%, 8/21/27	77,000	75,472
1.80%, 8/15/28	46,000	41,592
4.70%, 5/15/30	54,000	53,472
2.20%, 8/15/31	107,000	90,126
VOC Escrow Ltd.
5.00%, 2/15/28(f)	28,000	27,415
Vontier Corp.
1.80%, 4/1/26	30,000	28,777
2.40%, 4/1/28	30,000	27,478
2.95%, 4/1/31	42,000	36,674
Vornado Realty LP
2.15%, 6/1/26	16,000	15,277
3.40%, 6/1/31	14,000	12,105
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,690
3.50%, 6/1/30	54,000	50,733
4.50%, 6/15/47	65,000	57,177
4.70%, 3/1/48	43,000	39,224
Walgreens Boots Alliance, Inc.
3.45%, 6/1/26	521,000	504,257
4.80%, 11/18/44	31,000	22,652
Walmart, Inc.
4.00%, 4/15/26	15,000	14,948
3.05%, 7/8/26	15,000	14,719
1.05%, 9/17/26	25,000	23,626
5.88%, 4/5/27	8,000	8,316
3.95%, 9/9/27	20,000	19,874
3.90%, 4/15/28	15,000	14,863
3.70%, 6/26/28	30,000	29,570
1.50%, 9/22/28	25,000	22,665
3.25%, 7/8/29	15,000	14,468
2.38%, 9/24/29	5,000	4,619
7.55%, 2/15/30	10,000	11,576
4.00%, 4/15/30	10,000	9,920
1.80%, 9/22/31	40,000	34,157
4.15%, 9/9/32	25,000	24,673
4.10%, 4/15/33	30,000	29,291
5.25%, 9/1/35	25,000	26,551
6.50%, 8/15/37	20,000	23,457
6.20%, 4/15/38	16,000	18,210
3.95%, 6/28/38	10,000	9,278
5.63%, 4/1/40	12,000	13,030
5.00%, 10/25/40	16,000	16,358
5.63%, 4/15/41	13,000	14,095
2.50%, 9/22/41	20,000	14,529
4.00%, 4/11/43	10,000	8,909
4.30%, 4/22/44	22,000	20,366
3.63%, 12/15/47	10,000	8,092
4.05%, 6/29/48	35,000	30,495
2.95%, 9/24/49	19,000	13,534
2.65%, 9/22/51	30,000	19,807
4.50%, 9/9/52	20,000	18,511
4.50%, 4/15/53(b)	30,000	27,793

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Walt Disney Co.
1.75%, 1/13/26	$110,000	$106,771
2.20%, 1/13/28	412,000	386,629
2.65%, 1/13/31	314,000	282,032
3.50%, 5/13/40	677,000	564,531
4.75%, 11/15/46	26,000	24,298
2.75%, 9/1/49	131,000	86,943
4.70%, 3/23/50	114,000	106,823
3.60%, 1/13/51	180,000	140,042
3.80%, 5/13/60	75,000	58,042
Wand NewCo 3, Inc.
7.63%, 1/30/32(f)	51,000	52,855
Warner Media LLC
7.63%, 4/15/31	6,000	6,481
Warnermedia Holdings, Inc.
5.39%, 3/15/62	932,000	746,337
Washington Gas Light Co.
3.80%, 9/15/46, Series K(b)	20,000	15,896
3.65%, 9/15/49	39,000	29,683
Washington University
3.52%, 4/15/54, Series 2022	10,000	7,739
4.35%, 4/15/22	20,000	16,561
Waste Connections, Inc.
4.25%, 12/1/28	31,000	30,647
3.50%, 5/1/29	36,000	34,465
2.60%, 2/1/30	43,000	39,006
2.20%, 1/15/32	46,000	38,720
3.20%, 6/1/32	36,000	32,312
4.20%, 1/15/33	54,000	51,517
5.00%, 3/1/34	54,000	54,274
3.05%, 4/1/50	45,000	30,919
2.95%, 1/15/52	77,000	51,477
Waste Management, Inc.
1.15%, 3/15/28	73,000	65,776
2.00%, 6/1/29	20,000	17,992
1.50%, 3/15/31	309,000	256,734
2.50%, 11/15/50	57,000	35,478
Weatherford International Ltd.
8.63%, 4/30/30(f)	65,000	67,772
WEC Energy Group, Inc.
5.00%, 9/27/25	30,000	30,085
4.75%, 1/9/26	60,000	60,066
5.60%, 9/12/26	35,000	35,564
5.15%, 10/1/27	25,000	25,422
1.38%, 10/15/27	30,000	27,493
4.75%, 1/15/28	30,000	30,240
2.20%, 12/15/28	30,000	27,407
1.80%, 10/15/30	30,000	25,512
Wells Fargo & Co.
3.00%, 10/23/26	594,000	576,416
4.30%, 7/22/27	185,000	183,345
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	1,765,000	1,717,102
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	220,000	213,822
4.15%, 1/24/29	185,000	181,495
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	310,000	318,147
7.95%, 11/15/29, Series B	20,000	22,629
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)(b)	200,000	203,068
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	72,000	65,927
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	60,000	53,681
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	50,000	49,150
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	85,000	84,179
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	65,000	71,071
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(a)	773,000	590,941
5.61%, 1/15/44	105,000	105,030
3.90%, 5/1/45	98,000	81,088
4.90%, 11/17/45	88,000	80,156
4.40%, 6/14/46	130,000	110,212
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	171,000	163,085
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(a)	255,000	228,985
Wells Fargo Bank NA
6.60%, 1/15/38	474,000	535,878
Welltower OP LLC
2.05%, 1/15/29	30,000	27,065
4.13%, 3/15/29	25,000	24,469
3.10%, 1/15/30	54,000	49,844
4.95%, 9/1/48	100,000	94,546
WESCO Distribution, Inc.
7.25%, 6/15/28(f)	54,000	55,330
6.38%, 3/15/29(f)	37,000	37,960
6.63%, 3/15/32(f)	35,000	36,079
Western & Southern Financial Group, Inc.
5.75%, 7/15/33(f)	20,000	20,888
Western & Southern Life Insurance Co.
5.15%, 1/15/49(f)	20,000	18,571
3.75%, 4/28/61(f)	20,000	14,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Western Alliance Bancorp
3.00%, 6/15/31, (3.00% fixed rate until 6/15/26; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(a)(b)	$27,000	$25,591
Western Digital Corp.
4.75%, 2/15/26	185,000	183,660
Western Midstream Operating LP
4.65%, 7/1/26	30,000	29,883
4.50%, 3/1/28	20,000	19,722
4.75%, 8/15/28	24,000	23,804
6.35%, 1/15/29	35,000	36,590
4.05%, 2/1/30	80,000	76,151
6.15%, 4/1/33	54,000	56,497
5.45%, 4/1/44	55,000	51,307
5.30%, 3/1/48	63,000	56,630
5.50%, 8/15/48	35,000	31,904
5.25%, 2/1/50	90,000	81,099
Western Union Co.
1.35%, 3/15/26	37,000	35,333
2.75%, 3/15/31	27,000	23,306
6.20%, 11/17/36	46,000	47,775
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	46,000	44,877
4.70%, 9/15/28	77,000	76,921
5.61%, 3/11/34	36,000	37,244
Westlake Corp.
3.13%, 8/15/51	342,000	225,094
Weyerhaeuser Co.
4.75%, 5/15/26	45,000	45,045
6.95%, 10/1/27	20,000	21,254
4.00%, 11/15/29	54,000	52,152
4.00%, 4/15/30	55,000	53,032
7.38%, 3/15/32	47,000	53,585
3.38%, 3/9/33	37,000	33,060
4.00%, 3/9/52	40,000	31,851
Whirlpool Corp.
4.75%, 2/26/29	43,000	42,620
2.40%, 5/15/31	213,000	178,668
4.70%, 5/14/32	21,000	20,115
5.50%, 3/1/33	21,000	20,996
5.75%, 3/1/34	21,000	20,952
4.50%, 6/1/46	45,000	36,491
4.60%, 5/15/50	48,000	38,468
Whistler Pipeline LLC
5.40%, 9/30/29(f)	16,000	16,163
5.70%, 9/30/31(f)	20,000	20,396
5.95%, 9/30/34(f)	34,000	34,954
White Cap Buyer LLC
6.88%, 10/15/28(f)	26,000	26,202
White Cap Parent LLC
8.25%, 3/15/26, PIK(f)	12,000	12,004
Williams Cos., Inc.
5.40%, 3/2/26	70,000	70,543
3.75%, 6/15/27	90,000	88,111
5.30%, 8/15/28	55,000	56,129
4.90%, 3/15/29	70,000	70,389
4.80%, 11/15/29	31,000	30,964
3.50%, 11/15/30	70,000	65,380
7.50%, 1/15/31, Series A	25,000	28,128
2.60%, 3/15/31	107,000	93,631
8.75%, 3/15/32	30,000	36,428
4.65%, 8/15/32	70,000	68,271
5.65%, 3/15/33	55,000	56,944
5.15%, 3/15/34	70,000	70,029
6.30%, 4/15/40	115,000	124,543
5.80%, 11/15/43	35,000	35,768
5.40%, 3/4/44	45,000	44,100
5.75%, 6/24/44	59,000	60,114
4.90%, 1/15/45	45,000	41,311
5.10%, 9/15/45	90,000	85,496
4.85%, 3/1/48	70,000	63,466
3.50%, 10/15/51	60,000	43,617
5.30%, 8/15/52	67,000	65,039
5.80%, 11/15/54	79,000	81,930
Williams Scotsman, Inc.
6.13%, 6/15/25(f)	22,000	22,010
4.63%, 8/15/28(f)	20,000	19,269
7.38%, 10/1/31(f)	20,000	20,773
Willis North America, Inc.
4.65%, 6/15/27	45,000	44,921
4.50%, 9/15/28	35,000	34,746
2.95%, 9/15/29	50,000	46,100
5.35%, 5/15/33	55,000	56,028
5.05%, 9/15/48	35,000	32,578
3.88%, 9/15/49	50,000	39,064
5.90%, 3/5/54	70,000	72,774
Willis-Knighton Medical Center
4.81%, 9/1/48, Series 2018	32,000	28,114
Wilton RE Ltd.
6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(a)(f)(g)	16,000	16,061
Windsor Holdings III LLC
8.50%, 6/15/30(f)	33,000	35,150
Windstream Escrow LLC/Windstream Escrow Finance Corp.
7.75%, 8/15/28(f)	77,000	77,642
Wisconsin Electric Power Co.
1.70%, 6/15/28	20,000	18,271
5.00%, 5/15/29	22,000	22,470
4.75%, 9/30/32	10,000	10,113
5.63%, 5/15/33	5,000	5,338
5.70%, 12/1/36(b)	15,000	16,147
4.30%, 10/15/48	15,000	13,133
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	19,247
3.00%, 7/1/29	25,000	23,370
1.95%, 9/16/31	25,000	20,852
3.95%, 9/1/32	45,000	42,766
4.95%, 4/1/33	20,000	20,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.38%, 3/30/34	$20,000	$20,507
6.38%, 8/15/37	25,000	27,632
3.65%, 4/1/50	30,000	22,887
Wisconsin Public Service Corp.
5.35%, 11/10/25	20,000	20,136
3.67%, 12/1/42	15,000	12,237
4.75%, 11/1/44	35,000	32,769
3.30%, 9/1/49	15,000	11,015
2.85%, 12/1/51	20,000	13,180
WMG Acquisition Corp.
3.75%, 12/1/29(f)	35,000	32,608
3.00%, 2/15/31(b)(f)	42,000	37,381
Wolverine World Wide, Inc.
4.00%, 8/15/29(f)	22,000	19,425
Workday, Inc.
3.50%, 4/1/27	62,000	60,655
3.70%, 4/1/29	54,000	52,066
3.80%, 4/1/32	89,000	82,685
WP Carey, Inc.
4.25%, 10/1/26	37,000	36,627
3.85%, 7/15/29	25,000	24,045
2.40%, 2/1/31	36,000	31,101
2.45%, 2/1/32	25,000	21,007
2.25%, 4/1/33	30,000	24,265
WR Berkley Corp.
4.75%, 8/1/44	32,000	29,536
4.00%, 5/12/50	43,000	34,601
3.55%, 3/30/52	36,000	26,335
3.15%, 9/30/61	57,000	36,073
WR Grace Holdings LLC
4.88%, 6/15/27(f)	30,000	29,542
5.63%, 8/15/29(f)	47,000	44,012
7.38%, 3/1/31(f)	14,000	14,540
WRKCo, Inc.
4.90%, 3/15/29	328,000	328,747
WW Grainger, Inc.
4.60%, 6/15/45	65,000	60,659
3.75%, 5/15/46	26,000	21,272
4.20%, 5/15/47	26,000	22,685
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(f)	37,000	36,821
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(f)	31,000	30,248
7.13%, 2/15/31(f)	41,000	43,359
Xcel Energy, Inc.
5.45%, 8/15/33	14,000	14,303
Xerox Holdings Corp.
5.50%, 8/15/28(f)	23,000	19,090
8.88%, 11/30/29(f)	32,000	27,585
XHR LP
4.88%, 6/1/29(f)	23,000	21,898
XPO CNW, Inc.
6.70%, 5/1/34	12,000	12,742
XPO, Inc.
7.13%, 6/1/31(f)	18,000	18,704
7.13%, 2/1/32(f)	24,000	25,032
Xylem, Inc.
3.25%, 11/1/26	31,000	30,225
1.95%, 1/30/28	31,000	28,749
2.25%, 1/30/31	36,000	31,126
4.38%, 11/1/46	56,000	48,309
Yum! Brands, Inc.
4.75%, 1/15/30(f)	33,000	32,048
3.63%, 3/15/31	43,000	38,983
4.63%, 1/31/32(b)	45,000	42,504
5.38%, 4/1/32	41,000	40,357
6.88%, 11/15/37	13,000	14,461
5.35%, 11/1/43	11,000	10,884
Zayo Group Holdings, Inc.
4.00%, 3/1/27(b)(f)	61,000	57,596
6.13%, 3/1/28(f)	44,000	40,697
Ziff Davis, Inc.
4.63%, 10/15/30(f)	150,000	140,484
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	37,000	36,397
5.35%, 12/1/28	9,000	9,227
2.60%, 11/24/31	100,000	86,934
5.20%, 9/15/34(b)	59,000	59,282
5.75%, 11/30/39	13,000	13,500
4.45%, 8/15/45	37,000	32,556
Zoetis, Inc.
4.50%, 11/13/25	45,000	44,952
5.40%, 11/14/25	35,000	35,216
3.00%, 9/12/27	45,000	43,289
3.90%, 8/20/28	30,000	29,341
2.00%, 5/15/30	54,000	47,004
5.60%, 11/16/32	55,000	57,723
4.70%, 2/1/43	105,000	97,183
3.95%, 9/12/47	45,000	36,619
4.45%, 8/20/48	98,000	85,248
3.00%, 5/15/50	45,000	30,699
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.88%, 2/1/29(f)	200,000	184,109
Total United States		410,963,763
Zambia — 0.0%
First Quantum Minerals Ltd.
9.38%, 3/1/29(e)	200,000	214,401
TOTAL CORPORATE BONDS
(Cost: $538,842,440)		546,552,070
FOREIGN GOVERNMENT AGENCIES — 1.0%
Canada — 0.2%
Export Development Canada
3.38%, 8/26/25	65,000	64,475
4.38%, 6/29/26	160,000	160,137
3.00%, 5/25/27	55,000	53,472
3.88%, 2/14/28	70,000	69,353
4.13%, 2/13/29	70,000	69,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
OMERS Finance Trust
4.75%, 3/26/31(f)	$250,000	$253,268
Province of Alberta
3.30%, 3/15/28	65,000	63,044
1.30%, 7/22/30	51,000	43,263
4.50%, 1/24/34	26,000	25,929
Province of British Columbia
2.25%, 6/2/26	999,000	968,450
Province of Manitoba
2.13%, 6/22/26	51,000	49,247
1.50%, 10/25/28	73,000	65,777
4.30%, 7/27/33	21,000	20,646
Province of Ontario
1.05%, 4/14/26	283,000	270,515
1.13%, 10/7/30	235,000	196,242
Province of Quebec
0.60%, 7/23/25	67,000	65,335
2.50%, 4/20/26	41,000	39,950
2.75%, 4/12/27	26,000	25,112
3.63%, 4/13/28	72,000	70,526
4.50%, 4/3/29	77,000	77,666
7.50%, 9/15/29	31,000	35,208
1.35%, 5/28/30	31,000	26,505
1.90%, 4/21/31	21,000	18,121
4.50%, 9/8/33	31,000	31,041
Total Canada		2,763,256
China — 0.0%
China Development Bank
2.00%, 2/16/27(e)	200,000	190,946
Export-Import Bank of China
3.25%, 11/28/27(e)	238,000	231,704
Total China		422,650
France — 0.2%
Agence Francaise de Developpement EPIC
4.50%, 2/17/26(e)	200,000	199,643
Caisse d'Amortissement de la Dette Sociale
0.38%, 9/23/25(f)	100,000	96,678
4.00%, 1/25/26(f)	125,000	124,224
0.63%, 2/18/26(f)	350,000	334,002
4.25%, 1/24/27(f)	600,000	597,971
1.00%, 10/21/30(f)	200,000	165,321
1.38%, 1/20/31(f)	500,000	419,455
Total France		1,937,294
Germany — 0.1%
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,120,000	1,056,904
3.75%, 2/15/28	169,000	166,916
2.88%, 4/3/28	62,000	59,531
0.75%, 9/30/30	41,000	33,879
4.75%, 10/29/30	41,000	42,261
4.13%, 7/15/33	82,000	81,386
4.38%, 2/28/34	41,000	41,428
4.89%, 4/18/36(c)	41,000	24,977
4.91%, 6/29/37(c)	41,000	23,675
Landwirtschaftliche Rentenbank
0.88%, 9/3/30	344,000	286,152
Total Germany		1,817,109
Hong Kong — 0.0%
Airport Authority
2.40%, 3/8/28, (2.40% fixed rate until 6/8/28; 7-year Constant Maturity Treasury Rate + 4.736% thereafter)(a)(e)(g)	200,000	185,384
4.88%, 1/12/33(f)	325,000	334,468
Total Hong Kong		519,852
India — 0.0%
Export-Import Bank of India
3.88%, 2/1/28(e)	271,000	264,115
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(e)	288,000	284,153
5.40%, 11/15/28(e)	485,000	494,447
4.70%, 6/6/32(e)	200,000	196,862
Total Indonesia		975,462
Japan — 0.2%
Japan Bank for International Cooperation
4.25%, 1/26/26	200,000	199,300
2.25%, 11/4/26, Series DTC	522,000	501,171
2.75%, 11/16/27	486,000	464,560
4.63%, 7/19/28	202,000	203,916
2.13%, 2/16/29	264,000	241,701
Japan International Cooperation Agency
4.00%, 5/23/28	260,000	256,705
Total Japan		1,867,353
Norway — 0.0%
Kommunalbanken AS
1.13%, 10/26/26(f)	110,000	103,663
Poland — 0.0%
Bank Gospodarstwa Krajowego
5.75%, 7/9/34(e)	200,000	203,773
South Korea — 0.1%
Korea Development Bank
1.00%, 9/9/26	612,000	575,960
Korea Electric Power Corp.
5.38%, 7/31/26(e)	200,000	201,925
Korea Gas Corp.
2.88%, 7/16/29(e)	201,000	186,600
Korea Housing Finance Corp.
5.38%, 11/15/26(e)	200,000	203,096
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 7/25/27(e)	200,000	192,586
Korea National Oil Corp.
3.38%, 3/27/27(e)	324,000	315,197
Total South Korea		1,675,364
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	232,000	221,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.41%, 5/11/37(c)	$10,000	$5,288
Total Sweden		227,022
United Arab Emirates — 0.1%
Finance Department Government of Sharjah
6.50%, 11/23/32(f)	304,000	319,910
Sharjah Sukuk Program Ltd.
3.23%, 10/23/29(e)	257,000	234,434
Total United Arab Emirates		554,344
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $13,218,357)		13,331,257
FOREIGN GOVERNMENT OBLIGATIONS — 4.2%
Angola — 0.0%
Angola Government International Bonds
8.75%, 4/14/32(e)	387,000	348,140
Argentina — 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	194,000	150,704
0.75%, 7/9/30(a)	1,152,000	850,035
4.13%, 7/9/35(a)	1,316,000	834,735
5.00%, 1/9/38(a)	753,000	507,589
3.50%, 7/9/41(a)	494,000	294,005
4.13%, 7/9/46(a)	87,000	55,267
Provincia de Buenos Aires/Government Bonds
5.88%, 9/1/37(a)(e)	32,000	18,318
6.63%, 9/1/37(a)(e)	237,960	156,840
Total Argentina		2,867,493
Azerbaijan — 0.0%
Republic of Azerbaijan International Bonds
3.50%, 9/1/32(e)	150,000	130,722
Bahamas — 0.0%
Bahamas Government International Bonds
6.00%, 11/21/28(e)	200,000	192,361
Bahrain — 0.1%
Bahrain Government International Bonds
7.00%, 10/12/28(e)	1,350,000	1,400,257
Bermuda — 0.0%
Bermuda Government International Bonds
2.38%, 8/20/30(e)	200,000	170,686
Brazil — 0.1%
Brazil Government International Bonds
3.88%, 6/12/30	1,461,000	1,323,744
5.00%, 1/27/45	500,000	393,634
Total Brazil		1,717,378
Canada — 0.1%
Canada Government International Bonds
2.88%, 4/28/25	95,000	94,396
0.75%, 5/19/26	75,000	71,303
3.75%, 4/26/28	470,000	464,420
Total Canada		630,119
Chile — 0.1%
Chile Government International Bonds
3.50%, 1/31/34	200,000	178,444
4.95%, 1/5/36	694,817	682,998
Total Chile		861,442
China — 0.0%
China Government International Bonds
1.75%, 10/26/31(e)	200,000	173,916
2.75%, 12/3/39(e)	200,000	167,169
Total China		341,085
Colombia — 0.1%
Colombia Government International Bonds
3.25%, 4/22/32	200,000	157,410
7.50%, 2/2/34	761,000	766,644
7.38%, 9/18/37	200,000	196,692
5.00%, 6/15/45	300,000	211,853
Total Colombia		1,332,599
Costa Rica — 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(e)	225,000	227,930
5.63%, 4/30/43(e)	200,000	182,818
Total Costa Rica		410,748
Dominican Republic — 0.1%
Dominican Republic International Bonds
6.00%, 2/22/33(e)	1,259,000	1,246,126
Ecuador — 0.0%
Ecuador Government International Bonds
6.90%, 7/31/30(a)(e)	200,000	135,631
5.50%, 7/31/35(a)(e)	222,000	123,087
5.00%, 7/31/40(a)(e)	183,000	92,269
Total Ecuador		350,987
Egypt — 0.1%
Egypt Government International Bonds
5.88%, 2/16/31(e)	907,000	769,466
7.30%, 9/30/33(e)	200,000	172,514
Total Egypt		941,980
El Salvador — 0.0%
El Salvador Government International Bonds
7.65%, 6/15/35(e)	243,000	230,783
Guatemala — 0.0%
Guatemala Government Bonds
7.05%, 10/4/32(e)	288,000	304,413
Hong Kong — 0.1%
Hong Kong Government International Bonds
4.50%, 1/11/28(f)	725,000	732,765
Hungary — 0.1%
Hungary Government International Bonds
5.50%, 6/16/34(e)	803,000	783,596
Indonesia — 0.2%
Indonesia Government International Bonds
1.85%, 3/12/31	212,000	176,968

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
4.65%, 9/20/32	$1,247,000	$1,217,381
4.85%, 1/11/33	252,000	249,111
4.35%, 1/11/48	412,000	361,588
3.20%, 9/23/61	937,000	615,844
Total Indonesia		2,620,892
Israel — 0.1%
Israel Government International Bonds
2.75%, 7/3/30	200,000	175,901
4.50%, 1/17/33	550,000	518,021
State of Israel
3.38%, 1/15/50	784,000	532,360
Total Israel		1,226,282
Italy — 0.2%
Republic of Italy Government International Bonds
1.25%, 2/17/26	1,187,000	1,138,941
5.38%, 6/15/33	634,000	638,304
Total Italy		1,777,245
Ivory Coast — 0.0%
Ivory Coast Government International Bonds
7.63%, 1/30/33(e)	200,000	199,749
Jamaica — 0.0%
Jamaica Government International Bonds
8.00%, 3/15/39	157,000	186,300
Jordan — 0.0%
Jordan Government International Bonds
5.85%, 7/7/30(e)	239,000	227,829
Kazakhstan — 0.0%
Kazakhstan Government International Bonds
6.50%, 7/21/45(e)	200,000	223,163
Kenya — 0.0%
Republic of Kenya Government International Bonds
7.25%, 2/28/28(e)	200,000	192,994
9.75%, 2/16/31(e)	200,000	200,399
Total Kenya		393,393
Kuwait — 0.1%
Kuwait International Government Bonds
3.50%, 3/20/27(e)	445,000	434,607
Malaysia — 0.0%
Malaysia Wakala Sukuk Bhd
2.07%, 4/28/31(e)	250,000	218,041
Mexico — 0.4%
Mexico Government International Bonds
2.66%, 5/24/31	619,000	516,751
6.75%, 9/27/34	82,000	85,951
6.35%, 2/9/35	2,307,000	2,332,585
6.05%, 1/11/40	94,000	90,923
4.75%, 3/8/44	2,162,000	1,734,080
6.34%, 5/4/53	500,000	468,606
5.75%, 10/12/10	42,000	34,091
Total Mexico		5,262,987
Mongolia — 0.0%
Mongolia Government International Bonds
8.65%, 1/19/28(e)	200,000	211,782
Morocco — 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(e)	200,000	203,196
3.00%, 12/15/32(e)	200,000	165,649
Total Morocco		368,845
Nigeria — 0.1%
Nigeria Government International Bonds
7.14%, 2/23/30(e)	425,000	385,964
7.70%, 2/23/38(e)	215,000	174,948
Total Nigeria		560,912
Oman — 0.1%
Oman Government International Bonds
6.25%, 1/25/31(e)	506,000	529,348
6.75%, 1/17/48(e)	200,000	210,041
Oman Sovereign Sukuk Co.
5.93%, 10/31/25(e)	317,000	320,008
Total Oman		1,059,397
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd.
7.95%, 1/31/29(e)	245,000	226,878
Panama — 0.2%
Panama Government International Bonds
7.13%, 1/29/26	200,000	204,113
2.25%, 9/29/32	375,000	277,678
6.40%, 2/14/35	1,900,000	1,832,437
4.50%, 5/15/47	200,000	139,995
3.87%, 7/23/60	412,000	238,329
Total Panama		2,692,552
Paraguay — 0.0%
Paraguay Government International Bonds
6.00%, 2/9/36(e)	250,000	257,363
Peru — 0.2%
Peru Government International Bonds
3.00%, 1/15/34	1,575,000	1,309,803
6.55%, 3/14/37	481,000	522,035
3.23%, 7/28/21	304,000	174,434
Total Peru		2,006,272
Philippines — 0.2%
Philippines Government International Bonds
5.61%, 4/13/33	701,000	730,967
5.00%, 1/13/37	1,807,000	1,795,639
3.95%, 1/20/40	415,000	359,662
Total Philippines		2,886,268
Poland — 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	101,000	99,345
5.50%, 11/16/27	104,000	106,649
4.63%, 3/18/29	104,000	103,705
5.75%, 11/16/32	31,000	32,352
4.88%, 10/4/33	51,000	50,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
5.13%, 9/18/34	$41,000	$40,772
5.50%, 4/4/53	153,000	148,644
5.50%, 3/18/54	250,000	243,177
Total Poland		824,983
Qatar — 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(e)	902,000	869,634
9.75%, 6/15/30(f)	87,000	109,359
5.10%, 4/23/48(e)	684,000	673,925
Total Qatar		1,652,918
Romania — 0.1%
Romania Government International Bonds
5.88%, 1/30/29(e)	184,000	182,658
6.00%, 5/25/34(e)	400,000	381,851
6.13%, 1/22/44(e)	138,000	127,171
Total Romania		691,680
Saudi Arabia — 0.3%
Saudi Government International Bonds
3.63%, 3/4/28(e)	225,000	217,374
2.25%, 2/2/33(e)	3,250,000	2,661,300
4.88%, 7/18/33(e)	650,000	647,618
4.50%, 10/26/46(e)	449,000	382,335
Total Saudi Arabia		3,908,627
Senegal — 0.0%
Senegal Government International Bonds
6.25%, 5/23/33(e)	200,000	168,779
Serbia — 0.0%
Serbia International Bonds
6.25%, 5/26/28(e)	200,000	205,541
6.00%, 6/12/34(e)	200,000	200,423
Total Serbia		405,964
South Africa — 0.1%
Republic of South Africa Government International Bonds
5.88%, 4/20/32	947,000	913,315
South Korea — 0.0%
Korea International Bonds
1.00%, 9/16/30	200,000	166,890
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bonds
4.50%, 8/4/26(e)	200,000	195,942
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
7.25%, 2/24/27(e)	443,000	456,821
Turkiye Government International Bonds
4.75%, 1/26/26	400,000	399,326
5.25%, 3/13/30	2,799,000	2,662,513
5.88%, 6/26/31	200,000	191,517
4.88%, 4/16/43	100,000	72,911
Total Turkey		3,783,088
Ukraine — 0.0%
Ukraine Government International Bonds
Zero coupon, 2/1/30(a)(f)	15,406	7,890
Zero coupon, 2/1/34(a)(f)	57,572	22,959
1.75%, 2/1/34(a)(f)	141,022	74,057
Zero coupon, 2/1/35(a)(f)	48,652	28,578
1.75%, 2/1/35(a)(f)	70,511	36,402
Zero coupon, 2/1/36(a)(f)	40,544	23,668
1.75%, 2/1/36(a)(f)	70,511	35,747
Total Ukraine		229,301
United Arab Emirates — 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(e)	1,200,000	1,117,831
5.00%, 4/30/34(e)	201,000	205,331
3.13%, 9/30/49(e)	200,000	140,307
3.88%, 4/16/50(e)	200,000	160,600
Emirate of Dubai Government International Bonds
5.25%, 1/30/43(e)	200,000	192,846
UAE International Government Bonds
2.00%, 10/19/31(e)	200,000	168,944
2.88%, 10/19/41(e)	356,000	263,684
Total United Arab Emirates		2,249,543
Uruguay — 0.1%
Uruguay Government International Bonds
5.75%, 10/28/34	1,653,000	1,734,210
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds
5.38%, 2/20/29(e)	200,000	190,516
Zambia — 0.0%
Zambia Government International Bonds
5.75%, 6/30/33(a)(e)	49,907	44,297
0.50%, 12/31/53(e)	55,000	31,385
Total Zambia		75,682
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $54,065,899)		55,225,875
SUPRANATIONAL BONDS — 0.7%
African Development Bank
4.38%, 11/3/27	257,000	258,427
Asian Development Bank
0.63%, 4/29/25	92,000	90,552
2.88%, 5/6/25	62,000	61,557
4.63%, 6/13/25	41,000	41,016
0.38%, 9/3/25	62,000	60,133
0.50%, 2/4/26	1,000	957
1.00%, 4/14/26	216,000	206,613
2.00%, 4/24/26	173,000	167,650
1.75%, 8/14/26	17,000	16,309
4.13%, 1/12/27	62,000	61,926
1.50%, 1/20/27	72,000	68,093
6.22%, 8/15/27	6,000	6,266
3.13%, 8/20/27	92,000	89,560
2.50%, 11/2/27	33,000	31,504
2.75%, 1/19/28	36,000	34,517
3.75%, 4/25/28	72,000	71,062
1.25%, 6/9/28	31,000	28,074
3.13%, 9/26/28	15,000	14,474
4.38%, 3/6/29	72,000	72,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
1.88%, 1/24/30	$41,000	$36,710
0.75%, 10/8/30	21,000	17,314
1.50%, 3/4/31	41,000	34,990
3.13%, 4/27/32	21,000	19,570
4.00%, 1/12/33	41,000	40,339
3.88%, 6/14/33	41,000	39,929
4.13%, 1/12/34	100,000	99,013
Asian Infrastructure Investment Bank
0.50%, 5/28/25	62,000	60,801
3.38%, 6/29/25	26,000	25,830
0.50%, 1/27/26	87,000	83,238
4.88%, 9/14/26	41,000	41,437
3.75%, 9/14/27	41,000	40,537
4.13%, 1/18/29	62,000	62,020
4.25%, 3/13/34	26,000	25,953
European Bank for Reconstruction & Development
0.50%, 5/19/25	57,000	55,942
0.50%, 11/25/25	34,000	32,708
4.38%, 3/9/28	62,000	62,387
4.13%, 1/25/29	63,000	62,941
4.25%, 3/13/34	97,000	96,747
European Investment Bank
1.63%, 3/14/25	276,000	273,730
0.63%, 7/25/25	855,000	834,361
2.13%, 4/13/26	200,000	194,340
0.63%, 10/21/27	21,000	19,008
3.25%, 11/15/27	82,000	79,985
3.88%, 3/15/28	103,000	102,119
4.50%, 10/16/28	82,000	82,984
4.00%, 2/15/29	103,000	102,476
1.75%, 3/15/29(b)	62,000	56,265
1.63%, 10/9/29	21,000	18,722
0.88%, 5/17/30	21,000	17,675
3.63%, 7/15/30	82,000	79,852
0.75%, 9/23/30	31,000	25,620
1.25%, 2/14/31	82,000	69,087
1.63%, 5/13/31	31,000	26,593
3.75%, 2/14/33	103,000	99,836
4.13%, 2/13/34	82,000	81,115
4.88%, 2/15/36	21,000	22,042
Inter-American Development Bank
0.63%, 7/15/25	990,000	966,738
3.20%, 8/7/42	412,000	341,323
International Bank for Reconstruction & Development
2.50%, 7/29/25	548,000	540,958
0.50%, 10/28/25	607,000	586,095
3.13%, 6/15/27	173,000	168,749
0.75%, 11/24/27	728,000	659,261
3.50%, 7/12/28	670,000	655,324
4.00%, 1/10/31	103,000	101,947
1.63%, 11/3/31	103,000	87,226
4.75%, 11/14/33(b)	62,000	64,265
International Development Association
0.38%, 9/23/25(b)(f)	83,000	80,284
0.75%, 6/10/27(e)	41,000	37,625
International Finance Corp.
0.75%, 10/8/26	191,000	179,216
IsDB Trust Services No. 2 SARL
3.21%, 4/28/27(e)	508,000	494,661
Nordic Investment Bank
0.50%, 1/21/26	284,000	271,691
TOTAL SUPRANATIONAL BONDS
(Cost: $9,687,842)		9,740,969
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
United States — 3.6%
Banc of America Commercial Mortgage Trust
3.71%, 9/15/48, Series 2015-UBS7, Class A4	1,000,000	989,134
BANK
3.63%, 5/15/50, Series 2017-BNK4, Class A4	600,000	581,402
2.93%, 2/15/55, Series 2022-BNK39, Class A4^(a)	329,961	291,368
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,799,162
2.62%, 11/15/64, Series 2021-BNK37, Class A5^(a)	410,000	353,834
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	625,299
3.92%, 4/15/65, Series 2022-BNK41, Class A4^(a)	700,000	651,792
Bank of America Merrill Lynch Commercial Mortgage Trust
3.88%, 2/15/50, Series 2017-BNK3, Class B^(a)	994,000	945,164
Barclays Commercial Mortgage Trust
3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	358,722
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,602,386
4.21%, 7/15/51, Series 2018-B5, Class A4	400,000	389,889
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,743,713
2.22%, 8/15/54, Series 2021-B28, Class A5	618,677	522,600
4.59%, 5/15/55, Series 2022-B35, Class A5^(a)	2,180,934	2,078,919
5.94%, 11/15/55, Series 2022-B37, Class A5^(a)	500,000	529,233
3.72%, 3/15/62, Series 2019-B10, Class A4	454,934	434,305
Cantor Commercial Real Estate Lending
3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	177,103
CD Mortgage Trust
3.63%, 2/10/50, Series 2017-CD3, Class A4	310,000	291,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
Citigroup Commercial Mortgage Trust
2.92%, 2/15/53, Series 2020-GC46, Class AS^(a)	$119,000	$104,596
COMM Mortgage Trust
3.71%, 7/10/48, Series 2015-LC21, Class A4	112,000	111,286
3.63%, 10/10/48, Series 2015-CR26, Class A4	750,000	738,260
3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	532,004
CSAIL Commercial Mortgage Trust
4.47%, 11/15/49, Series 2016-C7, Class B^(a)	1,200,000	1,146,245
3.48%, 3/15/53, Series 2020-C19, Class B^(a)	425,000	353,021
DBJPM Mortgage Trust
4.20%, 5/10/49, Series 2016-C1, Class B^(a)	570,000	536,432
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.21%, 2/25/26, Series K734, Class A2	722,037	711,489
2.67%, 3/25/26, Series K055, Class A2	199,098	194,416
3.30%, 10/25/26, Series K060, Class A2	610,000	596,743
3.19%, 7/25/27, Series K067, Class A2	750,000	727,022
3.24%, 8/25/27, Series K068, Class A2	140,000	135,797
1.47%, 9/25/27, Series K740, Class A2	500,000	461,614
3.19%, 9/25/27, Series K069, Class A2^(a)	54,626	52,883
3.29%, 11/25/27, Series K071, Class A2	500,000	484,298
3.93%, 6/25/28, Series K079, Class A2	804,000	790,719
4.74%, 8/25/28, Series K508, Class A2^(a)	500,000	503,582
4.80%, 9/25/28, Series K507, Class A2^(a)	500,000	504,663
4.85%, 9/25/28, Series K509, Class A2	500,000	505,469
4.86%, 10/25/28, Series K511, Class A2	500,000	505,809
3.42%, 2/25/29, Series K090, Class A2	1,000,000	962,633
3.51%, 3/25/29, Series K091, Class A2	1,000,000	965,561
1.38%, 7/25/30, Series K116, Class A2	1,000,000	850,609
1.50%, 10/25/30, Series K120, Class A2	1,000,000	849,389
2.11%, 1/25/31, Series K127, Class A2	1,000,000	875,439
5.06%, 6/25/31, Series KF115, Class AS^(a)	282,218	279,894
2.13%, 11/25/31, Series K136, Class A2	1,000,000	861,207
5.08%, 12/25/31, Series KF128, Class AS^(a)	166,509	165,159
2.25%, 1/25/32, Series K140, Class A2	1,000,000	864,684
2.59%, 1/25/32, Series K139, Class A2^(a)	1,200,000	1,062,731
2.25%, 2/25/32, Series K141, Class A2	1,000,000	864,830
3.42%, 4/25/32, Series K154, Class A2	1,000,000	957,365
2.92%, 6/25/32, Series K146, Class A2	1,000,000	900,231
3.00%, 6/25/32, Series K147, Class A2^(a)	1,500,000	1,357,199
3.50%, 7/25/32, Series K148, Class A2^(a)	1,000,000	935,254
3.53%, 8/25/32, Series K149, Class A2	500,000	468,480
4.35%, 1/25/33, Series K154, Class A2^(a)	310,000	306,308
4.90%, 10/25/33, Series K-161, Class A2	500,000	512,429
5.15%, 12/25/33, Series K-162, Class A2	500,000	521,144
1.94%, 2/25/35, Series K1515, Class A2	480,000	378,706
2.36%, 10/25/36, Series K1522, Class A2	250,000	197,979
FREMF Mortgage Trust
3.75%, 4/25/48, Series 2015-K45, Class B^(a)(f)	100,000	99,405
4.19%, 4/25/48, Series 2016-K54, Class B^(a)(f)	590,000	581,687
4.35%, 6/25/51, Series 2018-K76, Class B^(a)(f)	205,000	198,738
JP Morgan Chase Commercial Mortgage Securities Trust
3.46%, 8/15/49, Series 2016-JP2, Class B	1,000,000	885,224
JPMDB Commercial Mortgage Securities Trust
2.88%, 6/15/49, Series 2016-C2, Class A3A	1,197,196	1,169,266
3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	634,753
Morgan Stanley Bank of America Merrill Lynch Trust
3.88%, 4/15/48, Series 2015-C22, Class B^(a)	200,000	190,863
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	919,866
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,817,771
MSCG Trust
3.58%, 6/7/35, Series 2015-ALDR, Class A2^(a)(f)	412,000	401,082
UBS Commercial Mortgage Trust
4.12%, 3/15/51, Series 2018-C9, Class A4^(a)	412,451	400,894
Wells Fargo Commercial Mortgage Trust
3.54%, 12/15/48, Series 2015-P2, Class A3	635,955	628,468
3.18%, 4/15/50, Series 2015-LC20, Class A5	400,000	397,837
3.43%, 3/15/59, Series 2016-C33, Class A4	300,000	294,099
4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	98,568
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $47,477,285)		47,917,811
MUNICIPAL BONDS — 0.3%
United States — 0.3%
Metropolitan Transportation Authority
6.81%, 11/15/40, Series E	1,295,000	1,439,588
New Jersey Turnpike Authority
7.10%, 1/1/41, Series A	195,000	228,277
Port Authority of New York & New Jersey
4.93%, 10/1/51	965,000	946,436
State of California
7.55%, 4/1/39	275,000	337,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

Investments	Principal Amount	Value
State of Connecticut
5.85%, 3/15/32, Series A	$1,330,000	$1,416,947
TOTAL MUNICIPAL BONDS
(Cost: $4,453,267)		4,368,458
ASSET-BACKED SECURITIES — 2.4%
United States — 2.4%
American Express Credit Account Master Trust
3.75%, 8/15/27, Series 2022-3, Class A	260,000	258,473
5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,036,425
AmeriCredit Automobile Receivables Trust
4.81%, 4/18/28, Series 2022-2, Class B	550,000	549,999
BA Credit Card Trust
5.00%, 4/15/28, Series 2022-A2, Class A2	2,500,000	2,510,940
Capital One Multi-Asset Execution Trust
4.95%, 10/15/27, Series 2022-A3, Class A	830,000	832,722
Carmax Auto Owner Trust
0.53%, 10/15/26, Series 2021-1, Class A4	222,951	220,911
4.69%, 2/15/28, Series 2022-3, Class B	171,000	170,598
CarMax Auto Owner Trust
5.50%, 1/16/29, Series 2024-2, Class A3	1,250,000	1,271,865
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	960,000	971,311
5.08%, 9/15/30, Series 2023-A2, Class A	225,000	230,284
CNH Equipment Trust
5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	4,012,300
Discover Card Execution Note Trust
3.32%, 5/15/27, Series 2022-A2, Class A	75,000	74,554
3.56%, 7/15/27, Series 2022-A3, Class A3	2,000,000	1,986,959
Exeter Automobile Receivables Trust
1.55%, 6/15/27, Series 2021-3A, Class D	1,400,000	1,362,522
5.57%, 9/15/28, Series 2024-3A, Class B	750,000	756,633
5.70%, 7/16/29, Series 2024-3A, Class C	750,000	759,568
Ford Credit Auto Owner Trust
4.40%, 8/15/30, Series 2024-C, Class B	1,800,000	1,779,002
3.88%, 11/15/34, Series 2022-1, Class A(f)	600,000	590,478
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,203,092
GM Financial Automobile Leasing Trust
5.09%, 5/20/27, Series 2023-2, Class A4	825,000	828,164
GM Financial Consumer Automobile Receivables Trust
0.48%, 6/16/26, Series 2021-3, Class A3	40,676	40,419
0.54%, 5/17/27, Series 2021-1, Class A4	203,389	203,049
3.25%, 4/17/28, Series 2022-2, Class A4	579,000	569,160
GM Financial Revolving Receivables Trust
1.17%, 6/12/34, Series 2021-1, Class A(f)	630,000	593,047
Honda Auto Receivables Owner Trust
0.55%, 8/16/27, Series 2021-2, Class A4	320,984	320,492
5.21%, 7/18/30, Series 2024-2, Class A4	650,000	662,195
Hyundai Auto Receivables Trust
4.74%, 9/16/30, Series 2024-B, Class A4	650,000	654,862
Mercedes-Benz Auto Receivables Trust
0.46%, 6/15/26, Series 2021-1, Class A3	58,239	57,734
5.25%, 2/15/29, Series 2022-1, Class A4	570,000	577,056
Nissan Auto Lease Trust
4.92%, 11/15/27, Series 2024-B, Class A3	1,100,000	1,109,872
Nissan Auto Receivables Owner Trust
1.86%, 8/17/26, Series 2022-A, Class A3	255,007	252,220
4.45%, 11/15/29, Series 2022-B, Class A4	309,000	308,796
Santander Drive Auto Receivables Trust
4.72%, 6/15/27, Series 2022-6, Class B	844,824	844,632
5.63%, 11/15/28, Series 2024-2, Class A3	700,000	707,855
4.49%, 8/15/29, Series 2022-3, Class C	300,000	298,879
6.40%, 3/17/31, Series 2023-6, Class C	500,000	518,993
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	585,000	593,573
Verizon Master Trust
5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	372,186
World Omni Auto Receivables Trust
0.81%, 10/15/26, Series 2021-D, Class A3	131,667	130,376
TOTAL ASSET-BACKED SECURITIES
(Cost: $31,827,571)		32,222,196
	Shares
COMMON STOCKS — 0.0%
United States — 0.0%
Curo Group Holdings LLC*†
(Cost: $155,183)	3,297	0
WARRANTS — 0.0%
United States — 0.0%
Curo Group Holdings LLC, expiring 8/1/28*†
(Cost: $0)	5,761	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.2%
United States — 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(i)
(Cost: $15,338,122)	15,338,122	15,338,122
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $1,324,346,396)		1,335,581,932
Other Liabilities less Assets — (0.3)%		(3,794,450)
NET ASSETS — 100.0%		$1,331,787,482

†	Non-income producing security.
^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
*	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $21,875, which represents 0.0% of net assets.
(a)	Rate shown reflects the accrual rate as of November 30, 2024 on securities with variable or step rates
(b)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,908,318 and the total market value of the collateral held by the Fund was $15,338,122.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

(c)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2024.
(d)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(e)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(f)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g)	The security has a perpetual maturity; the date displayed is the next call date.
(h)	Security is in default on interest payments.
(i)	Rate shown represents annualized 7-day yield as of November 30, 2024.

ABBREVIATIONS:
PIK	Payment In Kind

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	221	3/31/25	$(45,550,172)	$(131,540)
10 Year U.S. Treasury Note	86	3/20/25	(9,562,125)	(130,522)
U.S. Treasury Long Bond	423	3/20/25	(50,548,500)	(1,362,436)
			$(105,660,797)	$(1,624,498)
Long Exposure
5 Year U.S. Treasury Note	865	3/31/25	$93,075,352	$763,177
U.S. Treasury Ultra Long Term Bond	449	3/20/25	57,107,187	2,198,421
Ultra 10 Year U.S. Treasury Note	186	3/20/25	21,352,219	403,584
			$171,534,758	$3,365,182
Total - Net			$65,873,961	$1,740,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

November 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$240,440,683	$–		$240,440,683
U.S. Government Obligations	–	370,444,491	–		370,444,491
Corporate Bonds	–	546,530,195	21,875	*	546,552,070
Foreign Government Agencies	–	13,331,257	–		13,331,257
Foreign Government Obligations	–	55,225,875	–		55,225,875
Supranational Bonds	–	9,740,969	–		9,740,969
Commercial Mortgage-Backed Securities	–	47,917,811	–		47,917,811
Municipal Bonds	–	4,368,458	–		4,368,458
Asset-Backed Securities	–	32,222,196	–		32,222,196
Common Stocks	–	–	0	*	0
Warrants	–	–	0	*	0
Investment of Cash Collateral for Securities Loaned	–	15,338,122	–		15,338,122
Total Investments in Securities	$–	$1,335,560,057	$21,875		$1,335,581,932

Financial Derivative Instruments
Futures Contracts[1]	$3,365,182	$–	$–		$3,365,182
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,624,498)	$–	$–		$(1,624,498)
Total - Net	$1,740,684	$1,335,560,057	$21,875		$1,337,322,616

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 16.0%
Federal Farm Credit Bank — 0.8%
4.50%, 8/14/26	$500,000	$502,706
4.75%, 9/1/26	300,000	302,589
0.94%, 9/28/26	820,000	770,352
4.58%, 9/20/27	500,000	499,246
4.38%, 3/10/28	35,000	35,222
4.13%, 3/20/29	1,000,000	999,578
3.50%, 9/10/29	29,000	28,221
1.79%, 6/22/35	585,000	445,445
1.65%, 7/23/35	2,066,000	1,540,490
5.31%, 9/25/35	1,500,000	1,491,830
1.95%, 8/13/40	1,500,000	1,004,577
Total Federal Farm Credit Bank		7,620,256
Federal Home Loan Bank — 0.9%
1.10%, 8/20/26	1,300,000	1,232,473
2.50%, 12/10/27	160,000	152,559
4.80%, 3/6/28	500,000	500,699
3.00%, 3/10/28	165,000	159,153
3.25%, 6/9/28	600,000	583,273
3.25%, 11/16/28	1,050,000	1,020,414
5.63%, 3/14/36	635,000	697,998
5.50%, 7/15/36	4,165,000	4,575,644
Total Federal Home Loan Bank		8,922,213
Federal Home Loan Mortgage Corp. — 2.7%
0.80%, 10/28/26	600,000	562,302
5.50%, 7/24/29	500,000	500,470
4.88%, 9/27/29	1,000,000	996,913
3.00%, 5/1/30	169,094	165,669
4.00%, 11/1/33	527	524
2.00%, 10/1/35	88,522	80,283
6.50%, 3/1/36	83,125	86,103
2.00%, 2/1/37	237,638	213,623
5.00%, 6/1/37	920	932
3.50%, 7/1/38	21,377	20,497
4.56%, 11/15/38, Series 1(a)	2,727,000	1,420,015
4.69%, 11/15/38(a)	3,500,000	1,853,148
5.50%, 2/1/40	3,911	4,028
5.00%, 3/1/41	104,561	105,976
5.50%, 6/1/41	1,783	1,835
5.00%, 7/1/41	3,319	3,365
3.00%, 7/1/43	473,977	430,554
3.50%, 1/1/44	386,856	361,619
3.50%, 8/1/45	270,211	251,002
4.00%, 9/1/45	37,332	35,689
4.00%, 10/1/45	41,068	39,311
4.00%, 12/1/45	71,649	68,495
4.50%, 4/1/46	245,652	243,042
3.00%, 6/1/46	35,210	31,471
3.00%, 9/1/46	108,070	98,107
3.00%, 10/1/46	45,093	40,636
3.50%, 11/1/46	8,447	7,818
4.00%, 1/1/47	69,921	66,701
3.50%, 4/1/47	97,680	90,077
4.00%, 5/1/47	41,022	39,044
3.50%, 9/1/47	96,691	89,281
4.00%, 10/1/47	119,911	113,975
4.50%, 10/1/47	27,941	27,369
3.50%, 11/1/47	99,333	91,721
3.50%, 11/1/47	128,892	118,859
4.00%, 9/1/48	40,306	38,341
5.00%, 3/1/49	10,393	10,389
4.50%, 5/1/49	47,685	46,517
4.00%, 7/1/49	396,890	377,205
4.50%, 7/1/49	23,647	23,067
3.50%, 8/1/49	255,725	235,234
2.50%, 9/1/49	260,933	221,179
3.00%, 10/1/49	464,400	413,263
5.00%, 10/1/49	216,278	215,802
5.50%, 10/1/49	194,705	199,118
3.00%, 2/1/50	325,637	289,227
3.00%, 5/1/50	15,896	14,057
3.00%, 5/1/50	33,873	30,015
2.50%, 6/1/50	319,995	271,859
2.50%, 7/1/50	221,978	189,380
2.00%, 9/1/50	109,565	88,735
2.50%, 10/1/50	202,042	172,616
2.00%, 1/1/51	124,826	101,039
2.50%, 1/1/51	697,744	586,554
4.50%, 1/1/51	62,800	61,271
1.50%, 2/1/51	367,568	282,398
1.50%, 4/1/51	427,768	328,045
2.00%, 4/1/51	911,328	736,733
2.50%, 4/1/51	42,413	35,615
2.00%, 5/1/51	566,691	457,683
2.50%, 5/1/51	441,922	371,009
2.50%, 9/1/51	786,932	662,563
1.50%, 10/1/51	190,609	146,084
3.50%, 10/1/51	241,912	220,746
2.00%, 12/1/51	387,561	312,374
2.50%, 12/1/51	92,312	77,515
2.00%, 1/1/52	97,427	78,396
2.50%, 1/1/52	282,326	237,907
3.50%, 1/1/52	61,073	55,716
2.00%, 2/1/52	290,339	236,214
2.50%, 2/1/52	315,673	266,940
2.00%, 3/1/52	1,198,182	966,362
2.50%, 4/1/52	71,721	60,623
2.50%, 4/1/52	658,145	556,712
3.00%, 4/1/52	155,805	136,235
2.00%, 5/1/52	283,333	231,118
3.00%, 6/1/52	293,972	259,017
3.50%, 6/1/52	80,734	73,346
3.50%, 6/1/52	110,534	100,342
4.50%, 7/1/52	42,650	41,069
3.00%, 8/1/52	45,240	39,763
4.00%, 8/1/52	22,039	20,666
4.50%, 8/1/52	129,375	124,561
4.50%, 8/1/52	250,742	241,411
4.00%, 9/1/52	66,432	62,284
4.50%, 9/1/52	47,922	46,130
4.50%, 9/1/52	98,106	94,439
4.50%, 9/1/52	174,124	167,591
4.50%, 9/1/52	216,548	208,492
5.00%, 9/1/52	21,308	21,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
5.00%, 9/1/52	$45,746	$45,339
4.50%, 10/1/52	22,401	21,560
4.50%, 10/1/52	190,515	184,439
5.00%, 10/1/52	136,213	134,066
5.00%, 11/1/52	129,875	127,788
3.50%, 12/1/52	67,034	60,894
4.50%, 12/1/52	155,426	149,569
5.00%, 12/1/52	47,009	46,268
4.00%, 1/1/53	22,783	21,349
4.50%, 1/1/53	62,574	60,225
4.50%, 1/1/53	89,156	85,810
5.00%, 2/1/53	170,485	167,587
5.50%, 3/1/53	52,844	52,849
5.00%, 4/1/53	337,494	331,331
5.00%, 5/1/53	46,312	45,484
5.00%, 6/1/53	88,626	87,267
5.50%, 6/1/53	21,905	21,892
5.50%, 8/1/53	22,374	22,357
5.00%, 9/1/53	283,514	278,337
5.50%, 9/1/53	361,345	361,060
6.00%, 9/1/53	236,586	239,498
6.50%, 9/1/53	81,033	82,979
2.50%, 10/1/53	70,839	59,555
6.00%, 10/1/53	129,296	130,887
6.50%, 10/1/53	39,894	40,852
5.50%, 11/1/53	640,699	640,155
6.00%, 11/1/53	46,817	48,233
6.00%, 11/1/53	410,458	415,511
6.50%, 11/1/53	194,721	199,397
6.00%, 12/1/53	21,091	21,351
6.50%, 12/1/53	193,905	198,561
6.50%, 1/1/54	324,888	332,458
6.00%, 7/1/54	47,321	47,995
6.50%, 8/1/54	24,144	24,992
6.00%, 9/1/54	959,895	971,840
5.00%, 11/1/54	50,000	49,222
Total Federal Home Loan Mortgage Corp.		25,611,422
Federal National Mortgage Association — 5.1%
4.00%, 9/1/25	50,994	50,715
2.13%, 4/24/26	430,000	418,516
1.88%, 9/24/26	581,000	558,303
2.50%, 11/1/30	134,357	128,593
2.50%, 1/1/32	348,701	332,793
3.00%, 5/1/32	105,659	101,069
6.00%, 12/1/32	111,559	113,667
2.50%, 1/1/33	134,835	129,296
5.50%, 10/1/35	17,397	17,868
2.00%, 12/1/36	28,622	25,738
5.50%, 4/1/37	81,129	83,110
5.63%, 7/15/37(b)	2,946,000	3,277,364
5.50%, 1/1/38	19,991	20,249
5.00%, 5/1/38	5,835	5,908
4.50%, 6/1/38	19,563	19,358
5.50%, 6/1/38	47,294	48,621
6.21%, 8/6/38	1,170,000	1,371,823
5.50%, 11/1/38	1,175	1,207
5.00%, 9/1/39	98,974	100,139
6.00%, 7/1/41	184,746	193,604
4.00%, 10/1/41	390,040	377,591
4.00%, 11/1/41	40,096	38,660
4.50%, 1/1/42	80,706	79,768
6.00%, 1/1/42	141,578	148,367
4.00%, 9/1/42	145,159	140,005
2.50%, 2/1/43	124,181	108,789
2.50%, 5/1/43	39,403	34,507
3.50%, 7/1/43	239,099	224,059
3.00%, 8/1/43	137,681	124,827
3.00%, 8/1/43	146,173	132,606
3.00%, 9/1/43	343,531	311,459
4.50%, 9/1/43	11,743	11,606
3.50%, 10/1/43	92,088	85,876
4.50%, 5/1/44	16,198	16,006
4.00%, 6/1/44	27,700	26,591
4.00%, 7/1/44	6,101	5,841
4.00%, 7/1/44	179,537	172,113
4.50%, 2/1/45	30,126	29,769
3.50%, 6/1/45	2,389	2,214
4.00%, 6/1/45	243,917	233,521
4.00%, 9/1/45	30,862	29,504
3.00%, 12/1/45	35,772	32,031
4.00%, 1/1/46	62,576	59,975
3.50%, 2/1/46	24,881	23,082
3.50%, 5/1/46	94,757	87,580
3.00%, 6/1/46	29,274	26,131
4.00%, 7/1/46	28,060	26,733
2.50%, 9/1/46	14,068	12,172
2.50%, 10/1/46	18,281	15,817
3.00%, 10/1/46	51,375	46,110
3.00%, 10/1/46	119,194	106,394
3.00%, 11/1/46	65,069	58,400
2.50%, 12/1/46	32,592	28,199
3.00%, 12/1/46	88,679	79,163
3.50%, 12/1/46	343,688	317,658
2.50%, 1/1/47	40,693	35,208
3.50%, 1/1/47	86,832	80,256
5.50%, 1/1/47	159,000	162,970
3.00%, 5/1/47	435,880	394,387
4.50%, 5/1/47	193,912	191,613
4.00%, 6/1/47	47,313	45,230
3.50%, 7/1/47	283,106	264,937
3.50%, 7/1/47	452,388	422,364
4.00%, 7/1/47	46,889	44,725
5.00%, 7/1/47	101,226	102,496
4.00%, 8/1/47	64,606	61,405
4.50%, 9/1/47	86,385	84,508
4.00%, 10/1/47	359,392	341,602
3.50%, 1/1/48	120,430	111,056
4.50%, 1/1/48	49,074	48,008
3.00%, 2/1/48	75,025	66,962
3.50%, 2/1/48	373,183	344,136
5.00%, 5/1/48	34,783	34,732
3.00%, 8/1/48	305,247	275,600
4.00%, 9/1/48	106,752	101,488
5.00%, 10/1/48	316,136	319,842
3.00%, 11/1/48	791,975	709,160
3.50%, 11/1/48	97,757	90,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
5.00%, 3/1/49	$6,614	$6,600
4.00%, 4/1/49	9,962	9,451
4.00%, 5/1/49	6,643	6,303
4.50%, 5/1/49	101,338	98,854
3.50%, 6/1/49	156,958	144,741
3.50%, 7/1/49	51,446	47,221
3.00%, 10/1/49	380,430	336,852
3.00%, 12/1/49	375,929	332,840
3.00%, 3/1/50	126,562	112,784
3.00%, 3/1/50	414,719	366,962
4.00%, 3/1/50	272,113	258,511
5.00%, 3/1/50	69,954	69,822
4.50%, 4/1/50	409,454	399,524
2.50%, 5/1/50	1,425,013	1,216,753
3.50%, 5/1/50	435,588	402,404
2.00%, 7/1/50	731,746	598,557
3.50%, 7/1/50	144,507	133,315
3.00%, 8/1/50	338,543	299,006
2.00%, 9/1/50	1,941,659	1,572,519
2.00%, 10/1/50	2,031,433	1,660,627
1.50%, 11/1/50	218,171	167,421
2.00%, 11/1/50	122,058	100,167
3.00%, 11/1/50	270,870	241,803
4.00%, 11/1/50	189,361	179,696
1.50%, 12/1/50	246,551	189,830
1.50%, 12/1/50	861,585	661,101
2.00%, 12/1/50	406,615	328,933
2.00%, 12/1/50	1,346,136	1,096,723
2.00%, 12/1/50	1,704,737	1,380,111
2.00%, 1/1/51	75,733	61,224
2.50%, 2/1/51	525,385	448,893
2.00%, 3/1/51	1,184,331	956,660
2.50%, 5/1/51	309,997	260,426
2.50%, 6/1/51	73,169	61,674
2.50%, 6/1/51	91,299	77,633
2.00%, 7/1/51	209,703	169,771
2.50%, 8/1/51	381,685	323,646
2.00%, 9/1/51	1,513,556	1,219,309
2.50%, 9/1/51	165,603	139,831
1.50%, 10/1/51	90,520	69,375
2.00%, 10/1/51	281,412	228,820
2.00%, 10/1/51	2,127,739	1,714,090
2.50%, 10/1/51	436,474	370,609
2.50%, 10/1/51	572,924	482,199
2.50%, 10/1/51	1,377,398	1,156,052
2.50%, 11/1/51	217,589	185,509
2.50%, 12/1/51	63,660	53,624
2.50%, 12/1/51	260,203	220,195
3.00%, 12/1/51	156,443	138,512
2.00%, 1/1/52	122,136	99,383
2.00%, 1/1/52	422,392	341,797
2.50%, 1/1/52	197,388	167,262
2.50%, 1/1/52	227,026	192,153
2.50%, 1/1/52	461,917	390,783
3.00%, 1/1/52	41,212	35,994
3.00%, 1/1/52	220,987	193,005
2.00%, 2/1/52	52,738	42,491
2.00%, 2/1/52	107,699	86,628
2.00%, 2/1/52	157,322	126,981
2.00%, 2/1/52	311,551	250,790
2.00%, 2/1/52	398,813	321,319
2.50%, 2/1/52	82,849	70,304
2.50%, 2/1/52	1,125,770	952,493
3.00%, 2/1/52	172,260	152,036
3.00%, 2/1/52	939,887	828,673
1.50%, 3/1/52	34,718	26,601
2.00%, 3/1/52	352,874	283,659
2.50%, 3/1/52	152,514	128,377
2.50%, 3/1/52	230,468	194,298
2.50%, 3/1/52	405,262	340,725
2.50%, 3/1/52	560,313	473,507
3.00%, 3/1/52	134,385	118,595
1.50%, 4/1/52	79,169	60,688
2.00%, 4/1/52	256,622	208,186
3.50%, 4/1/52	23,774	21,821
3.50%, 4/1/52	108,102	99,224
2.00%, 5/1/52	340,222	273,869
2.50%, 5/1/52	264,868	225,011
3.00%, 5/1/52	84,825	74,530
3.00%, 5/1/52	365,759	322,310
3.50%, 5/1/52	40,276	36,675
3.50%, 5/1/52	40,411	36,716
4.00%, 5/1/52	549,632	516,249
2.50%, 6/1/52	50,941	42,786
3.50%, 6/1/52	22,639	20,670
3.50%, 6/1/52	52,590	47,777
3.50%, 6/1/52	161,870	147,044
2.50%, 7/1/52	67,240	56,509
4.50%, 7/1/52	86,411	83,210
3.50%, 8/1/52	225,087	205,033
4.00%, 8/1/52	216,425	204,253
4.50%, 8/1/52	63,751	61,328
2.50%, 9/1/52	65,907	55,389
4.00%, 9/1/52	83,917	78,976
4.00%, 9/1/52	131,070	122,992
5.00%, 9/1/52	331,230	326,112
4.00%, 10/1/52	34,439	32,536
4.50%, 10/1/52	22,208	21,374
5.00%, 10/1/52	165,621	162,958
4.00%, 1/1/53	93,631	87,741
5.50%, 1/1/53	105,041	105,122
4.00%, 2/1/53	23,023	21,593
5.00%, 2/1/53	43,025	42,798
5.50%, 2/1/53	83,588	84,191
5.50%, 2/1/53	174,088	174,175
3.00%, 3/1/53	82,042	71,727
4.00%, 3/1/53	24,178	22,653
4.00%, 3/1/53	45,973	43,067
5.00%, 4/1/53	22,199	21,793
6.00%, 4/1/53	60,686	61,433
5.50%, 5/1/53	30,868	31,162
4.50%, 6/1/53	111,098	107,941
5.00%, 6/1/53	140,801	138,282
5.50%, 7/1/53	24,239	24,464
5.50%, 7/1/53	90,010	90,037
6.00%, 7/1/53	375,354	379,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
5.00%, 8/1/53	$23,253	$22,844
5.50%, 8/1/53	66,496	66,447
6.00%, 8/1/53	63,615	64,398
5.50%, 9/1/53	23,367	23,456
5.00%, 10/1/53	56,238	55,211
5.50%, 10/1/53	22,525	22,506
5.50%, 11/1/53	93,290	93,222
5.50%, 11/1/53	435,955	435,584
6.50%, 11/1/53	39,241	40,184
4.00%, 12/1/53	69,236	65,576
6.50%, 1/1/54	88,464	91,344
6.00%, 2/1/54	22,802	23,251
5.50%, 3/1/54	70,838	70,776
6.00%, 5/1/54	23,200	23,661
5.00%, 6/1/54	95,889	94,199
6.00%, 6/1/54	23,249	23,575
6.00%, 6/1/54	24,112	24,641
7.00%, 6/1/54	20,459	21,196
6.50%, 9/1/54	491,037	503,421
Total Federal National Mortgage Association		47,977,107
Government National Mortgage Association — 2.8%
2.00%, 1/15/54(c)	875,000	721,193
3.50%, 1/15/54(c)	525,000	480,900
5.00%, 4/20/54	344,327	339,600
6.00%, 7/20/54	444,760	449,997
2.00%, 12/15/54(c)	4,225,000	3,479,026
2.50%, 12/15/54(c)	4,400,000	3,765,876
3.00%, 12/15/54(c)	3,250,000	2,884,957
3.50%, 12/15/54(c)	2,500,000	2,288,616
4.00%, 12/15/54(c)	1,650,000	1,554,139
5.00%, 12/15/54(c)	1,350,000	1,331,498
5.50%, 12/15/54(c)	1,900,000	1,903,031
6.00%, 12/15/54(c)	1,000,000	1,010,800
6.50%, 12/15/54(c)	725,000	737,129
7.00%, 12/15/54(c)	225,000	230,359
4.50%, 12/20/54(c)	1,575,000	1,520,919
2.50%, 1/15/55(c)	900,000	771,048
3.00%, 1/15/55(c)	675,000	599,582
4.00%, 1/15/55(c)	375,000	353,389
4.50%, 1/15/55(c)	400,000	386,388
5.00%, 1/15/55(c)	525,000	517,697
5.50%, 1/15/55(c)	450,000	450,311
6.00%, 1/15/55(c)	300,000	302,973
6.50%, 1/15/55(c)	100,000	101,645
Total Government National Mortgage Association		26,181,073
Tennessee Valley Authority — 3.1%
2.88%, 2/1/27, Series A	500,000	486,483
3.88%, 3/15/28	112,000	111,209
4.65%, 6/15/35	2,370,000	2,412,470
5.88%, 4/1/36	4,060,000	4,569,061
6.15%, 1/15/38	248,000	286,180
5.50%, 6/15/38	580,000	633,170
5.25%, 9/15/39	7,548,000	8,041,805
3.50%, 12/15/42	2,099,000	1,789,669
4.88%, 1/15/48	1,324,000	1,329,779
4.25%, 9/15/52	1,950,000	1,767,046
5.38%, 4/1/56	2,347,000	2,522,062
4.63%, 9/15/60	2,610,000	2,491,742
4.25%, 9/15/65	3,255,000	2,870,285
Total Tennessee Valley Authority		29,310,961
Uniform Mortgage-Backed Securities — 0.6%
3.50%, 12/1/54(c)	50,000	45,374
4.00%, 12/1/54(c)	100,000	93,657
4.50%, 12/1/54(c)	50,000	48,076
5.00%, 12/1/54(c)	150,000	147,212
5.50%, 12/1/54(c)	1,525,000	1,522,615
6.00%, 12/1/54(c)	1,225,000	1,240,264
6.50%, 12/15/54(c)	800,000	819,592
7.00%, 12/15/54(c)	600,000	621,921
3.50%, 1/15/55(c)	25,000	22,696
4.00%, 1/15/55(c)	25,000	23,422
4.50%, 1/15/55(c)	50,000	48,082
5.00%, 1/15/55(c)	250,000	245,395
5.50%, 1/15/55(c)	300,000	299,454
6.00%, 1/15/55(c)	175,000	177,116
6.50%, 1/15/55(c)	50,000	51,219
Total Uniform Mortgage-Backed Securities		5,406,095
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $161,096,055)		151,029,127
U.S. GOVERNMENT OBLIGATIONS — 23.6%
U.S. Treasury Bonds — 5.2%
4.50%, 2/15/36	3,716,000	3,850,124
4.75%, 2/15/37	1,000,000	1,054,219
5.00%, 5/15/37	1,150,000	1,239,934
4.38%, 2/15/38	170,000	172,537
4.50%, 5/15/38	500,000	513,047
4.25%, 5/15/39	230,000	228,688
4.50%, 8/15/39	100,000	101,977
4.63%, 2/15/40	1,090,000	1,125,084
4.38%, 5/15/40	165,000	165,709
3.88%, 8/15/40	603,000	570,824
1.38%, 11/15/40	885,000	578,292
4.25%, 11/15/40	285,000	281,727
1.88%, 2/15/41	635,000	448,667
4.75%, 2/15/41	75,000	78,480
2.25%, 5/15/41	500,000	373,984
4.38%, 5/15/41	200,000	200,406
1.75%, 8/15/41	175,000	119,766
3.75%, 8/15/41	194,000	179,511
2.00%, 11/15/41	950,000	673,387
3.13%, 11/15/41	625,000	530,029
2.38%, 2/15/42	950,000	712,945
3.13%, 2/15/42	265,000	223,739
3.00%, 5/15/42	360,000	297,141
3.25%, 5/15/42	1,115,000	954,980
3.38%, 8/15/42	950,000	826,426
3.88%, 2/15/43	400,000	371,469
2.88%, 5/15/43	650,000	519,035
3.88%, 5/15/43	550,000	510,254
4.38%, 8/15/43	300,000	297,469
4.75%, 11/15/43	3,000,000	3,119,297
3.63%, 2/15/44	490,000	435,296
4.50%, 2/15/44	1,500,000	1,507,500
3.38%, 5/15/44	1,000,000	854,453

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.63%, 5/15/44	$1,000,000	$1,020,937
3.13%, 8/15/44	2,000,000	1,639,531
3.00%, 11/15/44	950,000	761,336
3.00%, 11/15/45	205,000	163,071
2.25%, 8/15/46	525,000	360,199
2.88%, 11/15/46	240,200	185,104
3.00%, 2/15/47	430,000	337,752
3.00%, 5/15/47	745,000	584,010
2.75%, 11/15/47	460,000	343,167
3.00%, 2/15/48	1,500,000	1,170,352
3.13%, 5/15/48	295,000	235,101
3.00%, 8/15/48	1,295,000	1,007,773
3.38%, 11/15/48	365,000	303,720
3.00%, 2/15/49	510,000	395,808
2.88%, 5/15/49	1,780,000	1,347,933
2.25%, 8/15/49	690,000	457,664
2.38%, 11/15/49	350,000	238,383
2.00%, 2/15/50	855,000	533,106
1.25%, 5/15/50	1,608,000	823,221
1.38%, 8/15/50	2,030,000	1,070,191
1.63%, 11/15/50	450,000	253,582
1.88%, 2/15/51	1,000,000	601,328
2.38%, 5/15/51	1,350,000	913,254
2.00%, 8/15/51	770,000	475,836
1.88%, 11/15/51	940,000	560,769
2.25%, 2/15/52	925,000	605,730
3.00%, 8/15/52	768,900	593,855
4.00%, 11/15/52	800,000	745,812
3.63%, 2/15/53	1,000,000	873,594
3.63%, 5/15/53	900,000	786,797
4.13%, 8/15/53	1,975,000	1,887,514
4.75%, 11/15/53	230,000	243,728
4.25%, 2/15/54	1,500,000	1,468,359
4.63%, 5/15/54	1,500,000	1,562,578
4.25%, 8/15/54	1,830,000	1,794,115
Total U.S. Treasury Bonds		49,461,606
U.S. Treasury Notes — 18.4%
4.00%, 12/15/25	1,755,000	1,748,796
4.25%, 12/31/25	910,000	909,022
0.38%, 1/31/26	1,416,400	1,353,437
2.63%, 1/31/26	10,000	9,812
1.63%, 2/15/26	1,900,000	1,841,033
4.00%, 2/15/26	471,000	469,418
0.50%, 2/28/26	2,500,000	2,386,328
2.50%, 2/28/26	1,020,000	998,245
4.63%, 3/15/26	1,075,000	1,079,577
0.75%, 3/31/26	2,000,000	1,909,805
2.25%, 3/31/26	175,000	170,478
4.50%, 3/31/26	3,200,000	3,209,125
3.75%, 4/15/26	2,716,000	2,697,699
0.75%, 4/30/26	795,000	757,129
4.88%, 4/30/26	1,645,000	1,658,848
1.63%, 5/15/26	2,170,000	2,090,490
3.63%, 5/15/26	2,000,000	1,982,812
0.75%, 5/31/26	3,050,000	2,897,202
2.13%, 5/31/26	1,000,000	969,668
4.88%, 5/31/26	2,262,000	2,282,367
4.13%, 6/15/26	2,322,000	2,318,327
0.88%, 6/30/26	1,020,000	968,143
1.88%, 6/30/26	1,850,000	1,784,491
4.50%, 7/15/26	1,700,000	1,707,271
0.63%, 7/31/26	1,920,000	1,810,275
4.38%, 7/31/26	2,000,000	2,005,039
1.50%, 8/15/26	1,624,000	1,552,696
4.38%, 8/15/26	277,000	277,784
0.75%, 8/31/26	1,678,000	1,581,384
1.38%, 8/31/26	1,335,000	1,272,448
3.75%, 8/31/26	300,000	297,703
4.63%, 9/15/26	2,250,000	2,266,348
1.25%, 11/30/26	1,060,000	1,001,348
4.25%, 11/30/26	3,000,000	3,005,566
1.25%, 12/31/26	1,925,000	1,814,764
1.75%, 12/31/26	620,000	590,792
1.50%, 1/31/27	2,925,000	2,765,725
2.25%, 2/15/27	2,500,000	2,400,977
4.13%, 2/15/27	608,000	607,549
1.13%, 2/28/27	2,500,000	2,339,746
1.88%, 2/28/27	3,190,000	3,035,983
4.25%, 3/15/27	2,000,000	2,004,609
0.63%, 3/31/27	2,390,000	2,206,175
2.50%, 3/31/27	1,230,000	1,186,133
0.50%, 4/30/27	2,300,000	2,109,801
2.75%, 4/30/27	3,660,000	3,545,768
2.38%, 5/15/27	2,240,000	2,149,263
4.50%, 5/15/27	360,000	363,066
0.50%, 5/31/27	1,460,000	1,335,273
2.63%, 5/31/27	2,315,000	2,233,161
0.50%, 6/30/27	1,615,000	1,473,057
3.25%, 6/30/27	1,500,000	1,468,652
0.38%, 7/31/27	1,245,000	1,128,622
2.25%, 8/15/27	1,095,000	1,043,330
0.50%, 8/31/27	1,666,700	1,512,075
3.13%, 8/31/27	2,000,000	1,949,219
4.13%, 10/31/27	1,000,000	1,000,977
4.13%, 11/15/27	3,000,000	3,002,695
0.63%, 11/30/27	1,762,400	1,591,323
3.88%, 11/30/27	1,000,000	993,789
0.63%, 12/31/27	1,250,000	1,125,732
3.88%, 12/31/27	295,000	293,168
0.75%, 1/31/28	1,440,000	1,297,800
3.50%, 1/31/28	1,385,000	1,360,438
2.75%, 2/15/28	615,000	590,256
1.13%, 2/29/28	821,600	747,816
4.00%, 2/29/28	1,240,000	1,235,980
1.25%, 3/31/28	600,000	547,125
3.63%, 3/31/28	2,500,000	2,463,477
1.25%, 4/30/28	685,000	623,323
3.50%, 4/30/28	260,000	255,095
2.88%, 5/15/28	590,000	566,976
1.25%, 5/31/28	1,625,000	1,475,703
1.25%, 6/30/28	2,000,000	1,812,109
1.00%, 7/31/28	3,500,000	3,135,234
2.88%, 8/15/28	950,000	909,922
1.13%, 8/31/28	4,000,000	3,591,250
4.38%, 8/31/28	1,100,000	1,110,312
1.25%, 9/30/28	2,145,000	1,929,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.13%, 11/15/28	$800,000	$771,938
1.50%, 11/30/28	2,360,000	2,135,984
4.38%, 11/30/28	2,000,000	2,020,859
3.75%, 12/31/28	3,247,000	3,204,890
4.00%, 1/31/29	2,710,000	2,700,579
2.63%, 2/15/29	3,000,000	2,832,188
2.38%, 3/31/29	2,000,000	1,864,531
4.13%, 3/31/29	3,000,000	3,003,398
2.88%, 4/30/29	1,500,000	1,427,813
4.63%, 4/30/29	3,000,000	3,065,391
2.38%, 5/15/29	2,000,000	1,862,578
2.75%, 5/31/29	2,000,000	1,890,078
4.50%, 5/31/29	1,610,000	1,636,666
3.25%, 6/30/29	1,565,000	1,510,470
4.25%, 6/30/29	1,650,000	1,661,408
4.00%, 7/31/29	2,000,000	1,993,984
1.63%, 8/15/29	155,000	139,076
3.13%, 8/31/29	1,970,000	1,888,814
3.63%, 8/31/29	4,000,000	3,924,531
3.88%, 9/30/29	2,000,000	1,981,953
4.13%, 10/31/29(b)	2,000,000	2,005,625
1.75%, 11/15/29	3,000,000	2,695,430
4.13%, 11/30/29	3,000,000	3,010,195
Total U.S. Treasury Notes		173,422,563
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $225,701,447)		222,884,169
CORPORATE BONDS — 45.8%
Australia — 0.2%
BHP Billiton Finance USA Ltd.
4.88%, 2/27/26	260,000	261,245
6.42%, 3/1/26	100,000	102,272
4.13%, 2/24/42	98,000	86,425
5.50%, 9/8/53	150,000	155,133
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	108,000	117,118
2.75%, 11/2/51	100,000	65,318
Rio Tinto Finance USA PLC
4.13%, 8/21/42	300,000	262,629
Westpac Banking Corp.
2.96%, 11/16/40	195,000	145,344
3.13%, 11/18/41	498,000	374,756
Total Australia		1,570,240
Belgium — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	500,000	490,612
4.90%, 2/1/46	472,000	452,691
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/29	465,000	470,088
4.35%, 6/1/40	380,000	353,872
5.55%, 1/23/49	900,000	940,691
4.50%, 6/1/50	214,000	200,547
5.80%, 1/23/59	300,000	325,466
Total Belgium		3,233,967
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	125,000	119,154
Brazil — 0.2%
Suzano Austria GmbH
6.00%, 1/15/29	235,000	239,162
5.00%, 1/15/30	242,000	236,172
3.13%, 1/15/32, Series DM3N	68,000	57,798
Suzano International Finance BV
5.50%, 1/17/27	185,000	186,729
Vale Overseas Ltd.
3.75%, 7/8/30	483,000	449,361
6.88%, 11/21/36	150,000	164,865
Vale SA
5.63%, 9/11/42	184,000	183,219
Total Brazil		1,517,306
Canada — 1.3%
6297782 LLC
5.58%, 10/1/34(d)	350,000	350,814
Bank of Montreal
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(e)	554,000	530,830
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(e)	288,000	276,118
Bank of Nova Scotia
1.30%, 9/15/26	132,000	124,722
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(e)	260,000	243,822
Barrick Gold Corp.
5.25%, 4/1/42	200,000	198,220
Barrick North America Finance LLC
5.75%, 5/1/43	93,000	96,608
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	25,000	26,401
Bell Canada
4.46%, 4/1/48	350,000	298,236
3.20%, 2/15/52, Series US-6	165,000	110,861
Brookfield Finance, Inc.
4.25%, 6/2/26	250,000	248,556
5.97%, 3/4/54	300,000	319,505
Canadian National Railway Co.
6.90%, 7/15/28	335,000	362,484
4.45%, 1/20/49	150,000	135,248
Canadian Natural Resources Ltd.
3.85%, 6/1/27	173,000	169,617
4.95%, 6/1/47	472,000	427,208
Canadian Pacific Railway Co.
7.13%, 10/15/31	63,000	71,484
4.80%, 9/15/35	295,000	291,833
4.30%, 5/15/43	125,000	110,254
3.50%, 5/1/50	69,000	52,008
4.20%, 11/15/69	315,000	248,389
6.13%, 9/15/15	135,000	145,470
Cenovus Energy, Inc.
2.65%, 1/15/32	381,000	324,670
5.25%, 6/15/37	102,000	98,897
3.75%, 2/15/52	194,000	143,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
CI Financial Corp.
3.20%, 12/17/30	$228,000	$199,888
4.10%, 6/15/51	96,000	71,466
Emera U.S. Finance LP
4.75%, 6/15/46	173,000	151,064
Enbridge, Inc.
4.25%, 12/1/26	25,000	24,807
5.70%, 3/8/33	500,000	519,635
4.50%, 6/10/44	200,000	173,056
4.00%, 11/15/49	200,000	158,971
5.95%, 4/5/54	500,000	525,975
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	157,000	157,055
6.35%, 3/22/54	240,000	256,115
Hydro-Quebec
9.38%, 4/15/30, Series HK	10,000	12,139
Manulife Financial Corp.
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(e)	25,000	24,463
5.38%, 3/4/46	56,000	56,951
Nutrien Ltd.
4.00%, 12/15/26	84,000	82,831
4.13%, 3/15/35	39,000	35,555
5.88%, 12/1/36	95,000	100,150
5.25%, 1/15/45	394,000	380,619
5.80%, 3/27/53	125,000	130,665
Rogers Communications, Inc.
3.20%, 3/15/27	300,000	290,255
4.50%, 3/15/43	110,000	95,889
5.00%, 3/15/44	143,000	133,197
4.30%, 2/15/48	81,000	67,098
4.35%, 5/1/49	327,000	271,892
4.55%, 3/15/52	234,000	199,046
Royal Bank of Canada
3.63%, 5/4/27	300,000	294,244
6.00%, 11/1/27	537,000	557,923
Suncor Energy, Inc.
5.95%, 12/1/34	71,000	75,428
6.80%, 5/15/38	67,000	74,021
4.00%, 11/15/47	95,000	74,232
TELUS Corp.
3.70%, 9/15/27	130,000	126,441
4.60%, 11/16/48	140,000	120,510
Thomson Reuters Corp.
5.65%, 11/23/43	90,000	91,043
Toronto-Dominion Bank
2.80%, 3/10/27	250,000	240,539
4.11%, 6/8/27	177,000	174,838
4.69%, 9/15/27	220,000	220,460
TransCanada PipeLines Ltd.
4.88%, 1/15/26	500,000	500,396
7.25%, 8/15/38	125,000	145,957
6.10%, 6/1/40	170,000	179,883
5.00%, 10/16/43	50,000	46,941
5.10%, 3/15/49	188,000	180,879
Total Canada		12,627,775
Chile — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/2/27	205,000	197,166
Enel Chile SA
4.88%, 6/12/28	20,000	19,761
Total Chile		216,927
China — 0.1%
NXP BV/NXP Funding LLC
5.35%, 3/1/26	139,000	139,781
5.55%, 12/1/28	57,000	58,584
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 6/18/26	95,000	93,883
4.30%, 6/18/29	297,000	291,119
2.65%, 2/15/32	210,000	180,253
3.25%, 5/11/41	100,000	76,275
3.13%, 2/15/42	110,000	80,551
Total China		920,446
France — 0.2%
Lafarge SA
7.13%, 7/15/36	90,000	102,845
Orange SA
9.00%, 3/1/31	342,000	415,479
5.50%, 2/6/44	145,000	146,941
TotalEnergies Capital International SA
2.99%, 6/29/41	275,000	207,849
TotalEnergies Capital SA
3.88%, 10/11/28	193,000	189,499
5.49%, 4/5/54	400,000	404,777
5.43%, 9/10/64	100,000	98,289
Total France		1,565,679
Germany — 0.2%
Deutsche Bank AG
4.10%, 1/13/26	140,000	138,790
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(e)	500,000	506,749
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(e)	335,000	306,258
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(e)	200,000	176,897
7.08%, 2/10/34, (7.079% fixed rate until 2/10/33; Secured Overnight Financing Rate + 3.65% thereafter)(e)	200,000	210,745
Deutsche Telekom International Finance BV
8.75%, 6/15/30	336,000	396,437
9.25%, 6/1/32	133,000	168,857
Total Germany		1,904,733
Ireland — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 1/30/26	350,000	338,048
3.65%, 7/21/27	210,000	204,400
3.00%, 10/29/28	394,000	368,028
3.40%, 10/29/33	548,000	477,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.85%, 10/29/41	$250,000	$204,819
Smurfit Kappa Treasury ULC
5.44%, 4/3/34(d)	500,000	511,589
Total Ireland		2,104,134
Japan — 0.8%
Mitsubishi UFJ Financial Group, Inc.
1.54%, 7/20/27, (1.538% fixed rate until 7/20/26; 1-year Constant Maturity Treasury Rate + 0.75% thereafter)(e)	400,000	380,092
3.29%, 7/25/27	205,000	199,010
3.74%, 3/7/29	226,000	219,105
3.75%, 7/18/39	250,000	218,879
Mizuho Financial Group, Inc.
1.23%, 5/22/27, (1.234% fixed rate until 5/22/26; 1-year Constant Maturity Treasury Rate + 0.67% thereafter)(e)	410,000	389,507
4.02%, 3/5/28	200,000	196,319
5.41%, 9/13/28, (5.414% fixed rate until 9/13/27; 1-year Constant Maturity Treasury Rate + 2.05% thereafter)(e)	400,000	407,259
5.38%, 5/26/30, (5.376% fixed rate until 5/26/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(e)	200,000	204,266
Nomura Holdings, Inc.
5.71%, 1/9/26	500,000	503,714
3.10%, 1/16/30	464,000	423,518
6.09%, 7/12/33	500,000	531,432
ORIX Corp.
3.70%, 7/18/27	90,000	87,685
Sumitomo Mitsui Financial Group, Inc.
5.46%, 1/13/26	650,000	655,380
1.40%, 9/17/26	500,000	472,648
5.52%, 1/13/28	200,000	205,106
3.54%, 1/17/28	105,000	101,740
2.47%, 1/14/29	500,000	458,633
3.20%, 9/17/29(b)	296,000	275,964
6.18%, 7/13/43	250,000	279,343
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/30	350,000	305,889
3.03%, 7/9/40	405,000	306,647
3.18%, 7/9/50	483,000	333,965
Total Japan		7,156,101
Luxembourg — 0.0%
ArcelorMittal SA
6.80%, 11/29/32	166,000	182,137
6.75%, 3/1/41	171,000	184,073
Total Luxembourg		366,210
Mexico — 0.1%
America Movil SAB de CV
3.63%, 4/22/29	239,000	227,733
6.38%, 3/1/35	100,000	109,422
4.38%, 4/22/49	250,000	217,771
Grupo Televisa SAB
6.63%, 1/15/40	290,000	279,582
Southern Copper Corp.
6.75%, 4/16/40	210,000	229,893
5.25%, 11/8/42	38,000	35,392
5.88%, 4/23/45	242,000	241,848
Total Mexico		1,341,641
Netherlands — 0.2%
Cooperatieve Rabobank UA
3.75%, 7/21/26	435,000	426,262
5.25%, 8/4/45	320,000	317,577
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(e)	750,000	719,193
Koninklijke Ahold Delhaize NV
5.70%, 10/1/40	140,000	142,978
Total Netherlands		1,606,010
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
6.03%, 3/13/35, (6.033% fixed rate until 3/13/34; 1-year Constant Maturity Treasury Rate + 1.95% thereafter)(e)	200,000	203,981
Banco Santander SA
1.72%, 9/14/27, (1.722% fixed rate until 9/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(e)	400,000	377,733
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(e)	400,000	392,936
5.59%, 8/8/28	400,000	409,894
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(e)	200,000	173,560
6.92%, 8/8/33	400,000	432,831
Telefonica Emisiones SA
7.05%, 6/20/36	145,000	163,962
5.21%, 3/8/47	350,000	324,848
5.52%, 3/1/49	235,000	228,178
Telefonica Europe BV
8.25%, 9/15/30	286,000	331,144
Total Spain		3,039,067
Switzerland — 0.1%
UBS AG
7.50%, 2/15/28	250,000	269,850
UBS Group AG
4.88%, 5/15/45	290,000	272,462
Total Switzerland		542,312
United Kingdom — 1.8%
Astrazeneca Finance LLC
1.20%, 5/28/26	350,000	334,085
4.88%, 3/3/28	100,000	101,372
AstraZeneca PLC
6.45%, 9/15/37	451,000	510,417
4.38%, 8/17/48	100,000	89,767
Barclays PLC
4.38%, 1/12/26	250,000	248,826
5.83%, 5/9/27, (5.829% fixed rate until 5/9/26; Secured Overnight Financing Rate + 2.21% thereafter)(e)	250,000	252,935
4.84%, 5/9/28	355,000	351,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.97%, 5/16/29, (4.972% fixed rate until 5/16/28; Secured Overnight Financing Rate + 1.902% thereafter)(e)	$230,000	$230,139
5.09%, 6/20/30, (5.088% fixed rate until 6/20/29; Secured Overnight Financing Rate + 3.054% thereafter)(e)	572,000	565,672
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(e)	275,000	281,869
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(e)	650,000	708,561
5.25%, 8/17/45	105,500	103,994
4.95%, 1/10/47	563,000	529,208
BAT Capital Corp.
2.26%, 3/25/28	310,000	286,870
3.46%, 9/6/29	162,000	152,880
4.91%, 4/2/30	103,000	103,049
4.39%, 8/15/37	345,000	308,344
4.76%, 9/6/49	260,000	221,598
7.08%, 8/2/53	500,000	574,406
BAT International Finance PLC
1.67%, 3/25/26	787,000	756,315
British Telecommunications PLC
5.13%, 12/4/28	125,000	126,861
9.63%, 12/15/30	296,000	364,768
Diageo Capital PLC
5.63%, 10/5/33	500,000	525,776
GlaxoSmithKline Capital PLC
3.38%, 6/1/29	400,000	383,131
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	21,000	20,671
HSBC Holdings PLC
4.76%, 6/9/28, (4.755% fixed rate until 6/9/27; Secured Overnight Financing Rate + 2.11% thereafter)(e)	200,000	199,288
6.16%, 3/9/29, (6.161% fixed rate until 3/9/28; Secured Overnight Financing Rate + 1.97% thereafter)(e)	250,000	259,222
4.58%, 6/19/29, (4.583% fixed rate until 6/19/28; 3-month Secured Overnight Financing Rate + 1.796% thereafter)(e)	390,000	385,428
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month Secured Overnight Financing Rate + 1.872% thereafter) (e)	750,000	717,711
6.50%, 5/2/36	525,000	570,176
6.50%, 9/15/37	456,000	492,237
6.80%, 6/1/38	200,000	218,303
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(e)	250,000	274,266
5.25%, 3/14/44(b)	450,000	433,359
Lloyds Banking Group PLC
3.75%, 3/18/28, (3.75% fixed rate until 3/18/27; 1-year Constant Maturity Treasury Rate + 1.80% thereafter)(e)	500,000	488,193
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.205% thereafter)(e)	260,000	250,707
3.37%, 12/14/46, (3.369% fixed rate until 12/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(e)	200,000	145,225
4.34%, 1/9/48	344,000	284,420
National Grid PLC
5.42%, 1/11/34	200,000	204,844
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(e)	500,000	476,117
4.89%, 5/18/29, (4.892% fixed rate until 5/18/28; Secured Overnight Financing Rate + 1.754% thereafter)(e)	211,000	210,698
5.08%, 1/27/30, (5.076% fixed rate until 1/27/29; Secured Overnight Financing Rate + 1.905% thereafter)(e)	500,000	501,457
nVent Finance SARL
4.55%, 4/15/28	84,000	83,565
RELX Capital, Inc.
4.00%, 3/18/29	171,000	167,068
3.00%, 5/22/30	255,000	235,029
Reynolds American, Inc.
5.70%, 8/15/35	290,000	298,763
5.85%, 8/15/45	326,000	323,803
Santander U.K. Group Holdings PLC
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(e)	400,000	351,643
Unilever Capital Corp.
2.90%, 5/5/27	410,000	396,962
Vodafone Group PLC
7.88%, 2/15/30	17,000	19,494
5.00%, 5/30/38	250,000	243,618
5.25%, 5/30/48	452,000	437,270
4.88%, 6/19/49	233,000	210,389
5.88%, 6/28/64	500,000	503,369
Total United Kingdom		17,515,799
United States — 39.8%
3M Co.
2.88%, 10/15/27(b)	250,000	239,542
3.88%, 6/15/44	200,000	166,296
3.63%, 10/15/47	111,000	85,809
AbbVie, Inc.
2.95%, 11/21/26	65,000	63,153
4.80%, 3/15/27	500,000	504,034
4.25%, 11/14/28	166,000	165,084
3.20%, 11/21/29	150,000	140,784
4.50%, 5/14/35	500,000	482,279
4.05%, 11/21/39	180,000	160,622
4.40%, 11/6/42	200,000	181,148
5.35%, 3/15/44	600,000	610,249
4.75%, 3/15/45	73,000	68,526
4.45%, 5/14/46	162,000	145,070
4.25%, 11/21/49	431,000	371,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
5.40%, 3/15/54	$250,000	$254,510
5.50%, 3/15/64	100,000	102,103
ACE Capital Trust II
9.70%, 4/1/30	100,000	121,333
Adobe, Inc.
2.15%, 2/1/27	250,000	238,965
Adventist Health System
2.95%, 3/1/29	211,000	194,313
AEP Texas, Inc.
3.95%, 6/1/28	120,000	116,960
5.40%, 6/1/33	290,000	293,978
3.80%, 10/1/47	25,000	19,045
3.45%, 5/15/51	265,000	186,938
AEP Transmission Co. LLC
4.50%, 6/15/52, Series O	250,000	220,806
AES Corp.
2.45%, 1/15/31	122,000	103,741
Aetna, Inc.
6.63%, 6/15/36	119,000	130,368
4.13%, 11/15/42	60,000	48,613
4.75%, 3/15/44	120,000	104,898
3.88%, 8/15/47	132,000	100,009
Agilent Technologies, Inc.
2.30%, 3/12/31	214,000	185,329
Air Lease Corp.
3.63%, 4/1/27	186,000	181,951
2.10%, 9/1/28	94,000	85,471
4.63%, 10/1/28	207,000	206,252
2.88%, 1/15/32	450,000	392,568
Air Products & Chemicals, Inc.
2.80%, 5/15/50	146,000	98,300
Alabama Power Co.
3.70%, 12/1/47, Series B	200,000	158,160
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	93,009
3.38%, 8/15/31	310,000	283,424
5.25%, 5/15/36	200,000	200,823
4.00%, 2/1/50	135,000	106,515
3.00%, 5/18/51	150,000	98,308
3.55%, 3/15/52	60,000	43,352
5.63%, 5/15/54	200,000	201,765
Allstate Corp.
5.25%, 3/30/33	200,000	203,941
5.55%, 5/9/35	250,000	261,806
4.20%, 12/15/46	200,000	169,201
Ally Financial, Inc.
2.20%, 11/2/28	85,000	76,729
8.00%, 11/1/31	550,000	620,858
Altria Group, Inc.
4.80%, 2/14/29	646,000	646,105
3.40%, 2/4/41	920,000	701,437
5.38%, 1/31/44	125,000	123,906
3.88%, 9/16/46	427,000	328,588
5.95%, 2/14/49	112,000	115,693
3.70%, 2/4/51	270,000	196,327
Amcor Flexibles North America, Inc.
2.69%, 5/25/31	335,000	293,588
Ameren Corp.
3.65%, 2/15/26	2,000	1,974
1.75%, 3/15/28	322,000	293,673
Ameren Illinois Co.
4.50%, 3/15/49	200,000	179,648
5.55%, 7/1/54	250,000	262,427
American Electric Power Co., Inc.
3.25%, 3/1/50	40,000	27,400
American Express Co.
2.55%, 3/4/27	500,000	479,053
5.10%, 2/16/28, (5.098% fixed rate until 2/16/27; Secured Overnight Financing Rate + 1.00% thereafter)(e)	200,000	201,624
4.05%, 12/3/42	147,000	129,779
American Homes 4 Rent LP
4.25%, 2/15/28	87,000	85,733
4.90%, 2/15/29	141,000	141,485
American Honda Finance Corp.
4.70%, 1/12/28	350,000	352,829
American International Group, Inc.
3.88%, 1/15/35	212,000	192,897
4.80%, 7/10/45	200,000	185,828
4.38%, 6/30/50	256,000	223,318
American National Group, Inc.
5.00%, 6/15/27	50,000	49,912
American Tower Corp.
1.60%, 4/15/26	547,000	524,722
3.55%, 7/15/27	175,000	170,356
1.50%, 1/31/28	181,000	164,081
3.80%, 8/15/29	239,000	229,357
2.90%, 1/15/30	515,000	470,804
2.30%, 9/15/31	200,000	170,004
3.10%, 6/15/50	195,000	133,277
2.95%, 1/15/51	226,000	150,030
American Water Capital Corp.
2.95%, 9/1/27	736,000	705,722
3.75%, 9/1/28(b)	34,000	33,048
4.45%, 6/1/32	250,000	245,610
4.20%, 9/1/48	180,000	151,968
4.15%, 6/1/49	300,000	251,100
Amgen, Inc.
2.20%, 2/21/27	135,000	128,416
2.45%, 2/21/30	424,000	380,009
2.00%, 1/15/32	45,000	37,292
3.35%, 2/22/32	481,000	437,008
4.20%, 3/1/33	550,000	521,173
5.25%, 3/2/33	350,000	355,985
4.40%, 5/1/45	786,000	684,208
4.56%, 6/15/48	400,000	351,770
3.38%, 2/21/50	100,000	72,963
4.66%, 6/15/51	137,000	121,748
3.00%, 1/15/52	688,000	466,017
5.65%, 3/2/53	500,000	511,253
4.40%, 2/22/62	500,000	411,535
Amphenol Corp.
2.80%, 2/15/30	220,000	201,190
Analog Devices, Inc.
3.50%, 12/5/26	83,000	81,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
2.80%, 10/1/41	$250,000	$184,042
Aon Corp.
4.50%, 12/15/28(b)	457,000	454,937
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	74,000	64,383
2.90%, 8/23/51	243,000	158,968
Aon North America, Inc.
5.45%, 3/1/34	350,000	360,361
5.75%, 3/1/54	200,000	207,793
Apache Corp.
4.75%, 4/15/43	222,000	183,734
5.35%, 7/1/49	142,000	121,976
Appalachian Power Co.
3.30%, 6/1/27, Series X	100,000	96,836
4.40%, 5/15/44	400,000	342,788
Applied Materials, Inc.
5.10%, 10/1/35	300,000	308,162
Aptiv PLC
4.35%, 3/15/29(b)	75,000	73,833
5.40%, 3/15/49	150,000	135,719
3.10%, 12/1/51	214,000	131,651
Arch Capital Group Ltd.
3.64%, 6/30/50	72,000	54,608
Arch Capital Group U.S., Inc.
5.14%, 11/1/43	120,000	114,845
Archer-Daniels-Midland Co.
4.50%, 8/15/33	350,000	342,482
4.02%, 4/16/43	95,000	82,074
Ares Capital Corp.
2.88%, 6/15/28	306,000	282,308
Ares Management Corp.
5.60%, 10/11/54	200,000	199,358
Ares Strategic Income Fund
6.35%, 8/15/29(b)(d)	150,000	153,609
Arizona Public Service Co.
2.95%, 9/15/27	33,000	31,616
4.50%, 4/1/42	750,000	663,124
Arrow Electronics, Inc.
3.88%, 1/12/28	212,000	205,838
Arthur J Gallagher & Co.
3.50%, 5/20/51	400,000	291,113
5.75%, 7/15/54	200,000	206,809
Assurant, Inc.
4.90%, 3/27/28	70,000	70,096
Assured Guaranty U.S. Holdings, Inc.
3.60%, 9/15/51	60,000	43,736
AT&T, Inc.
3.88%, 1/15/26	75,000	74,329
1.70%, 3/25/26	367,000	353,460
2.30%, 6/1/27	169,000	159,939
4.10%, 2/15/28	109,000	107,506
4.35%, 3/1/29	159,000	157,605
4.30%, 2/15/30	283,000	277,765
2.75%, 6/1/31(b)	518,000	460,159
2.25%, 2/1/32	395,000	333,429
2.55%, 12/1/33	519,000	428,655
4.50%, 5/15/35	114,000	108,571
4.85%, 3/1/39	435,000	418,045
3.50%, 6/1/41	700,000	561,799
4.65%, 6/1/44	522,000	468,254
5.15%, 11/15/46	222,000	213,771
4.55%, 3/9/49	29,000	25,544
3.65%, 6/1/51	310,000	231,223
3.50%, 9/15/53	875,000	626,578
3.55%, 9/15/55	1,159,000	826,339
3.80%, 12/1/57	743,000	549,299
3.65%, 9/15/59	744,000	526,703
3.85%, 6/1/60	490,000	363,123
Athene Holding Ltd.
4.13%, 1/12/28	275,000	269,919
5.88%, 1/15/34(b)	206,000	214,036
3.95%, 5/25/51	76,000	58,149
Atmos Energy Corp.
5.50%, 6/15/41	400,000	416,502
4.13%, 3/15/49	50,000	41,654
Autodesk, Inc.
3.50%, 6/15/27	253,000	246,519
2.40%, 12/15/31	30,000	25,741
AutoZone, Inc.
3.75%, 6/1/27	163,000	159,814
3.75%, 4/18/29	193,000	185,863
1.65%, 1/15/31	395,000	329,786
AvalonBay Communities, Inc.
3.20%, 1/15/28	135,000	129,945
Avangrid, Inc.
3.80%, 6/1/29	115,000	110,396
AXIS Specialty Finance LLC
3.90%, 7/15/29(b)	225,000	216,242
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	145,000	140,051
4.08%, 12/15/47	250,000	208,299
Baltimore Gas & Electric Co.
4.25%, 9/15/48	250,000	212,899
3.20%, 9/15/49	280,000	198,152
Bank of America Corp.
5.08%, 1/20/27, (5.08% fixed rate until 1/20/26; Secured Overnight Financing Rate + 1.29% thereafter)(e)	68,000	68,234
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(e)	260,000	247,655
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(e)	100,000	97,654
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(e)	210,000	208,345
4.95%, 7/22/28, (4.948% fixed rate until 7/22/27; Secured Overnight Financing Rate + 2.04% thereafter)(e)	600,000	603,205
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(e)	300,000	288,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(e)	$75,000	$73,201
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(e)	750,000	759,748
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(e)	156,000	142,555
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(e)	500,000	438,853
5.43%, 8/15/35, (5.425% fixed rate until 8/15/34; Secured Overnight Financing Rate + 1.913% thereafter)(e)	500,000	500,304
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(e)	550,000	507,098
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(e)	700,000	509,893
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(e)	500,000	393,413
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(e)	200,000	178,068
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter) (e)	250,000	217,454
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter) (e)	538,000	448,880
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(e)	100,000	66,191
BankUnited, Inc.
5.13%, 6/11/30	130,000	127,304
Baxalta, Inc.
5.25%, 6/23/45	14,000	13,587
Baxter International, Inc.
3.95%, 4/1/30	304,000	290,771
3.13%, 12/1/51	350,000	232,029
Becton Dickinson & Co.
4.69%, 2/13/28	500,000	502,033
4.87%, 2/8/29	150,000	151,235
1.96%, 2/11/31	109,000	92,357
4.69%, 12/15/44	68,000	61,723
4.67%, 6/6/47	208,000	187,259
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	105,000	100,954
6.13%, 4/1/36	400,000	432,654
4.50%, 2/1/45	100,000	91,173
Berry Global, Inc.
1.65%, 1/15/27	180,000	168,740
Biogen, Inc.
2.25%, 5/1/30	72,000	63,007
3.15%, 5/1/50	320,000	214,775
3.25%, 2/15/51	157,000	107,647
Black Hills Corp.
2.50%, 6/15/30	50,000	44,024
4.35%, 5/1/33	195,000	184,174
3.88%, 10/15/49	114,000	87,518
Blackstone Private Credit Fund
2.63%, 12/15/26	250,000	237,078
7.30%, 11/27/28	250,000	264,100
Blackstone Secured Lending Fund
3.63%, 1/15/26	530,000	520,507
Block Financial LLC
3.88%, 8/15/30	165,000	154,263
Blue Owl Capital Corp.
3.13%, 4/13/27	300,000	283,407
2.88%, 6/11/28	250,000	228,561
Blue Owl Credit Income Corp.
3.13%, 9/23/26	112,000	107,382
7.75%, 1/15/29	250,000	267,622
Blue Owl Finance LLC
4.38%, 2/15/32	300,000	280,725
Blue Owl Technology Finance Corp.
2.50%, 1/15/27	250,000	233,815
Boardwalk Pipelines LP
3.40%, 2/15/31	380,000	346,257
Boeing Co.
2.20%, 2/4/26	313,000	302,658
3.25%, 3/1/28	249,000	234,591
6.30%, 5/1/29(d)	300,000	313,175
5.15%, 5/1/30	373,000	371,923
3.63%, 2/1/31	86,000	78,587
3.60%, 5/1/34	589,000	502,102
3.50%, 3/1/39	25,000	18,992
6.88%, 3/15/39	155,000	166,482
5.88%, 2/15/40	479,000	471,458
3.85%, 11/1/48	111,000	79,266
3.90%, 5/1/49	520,000	373,718
5.81%, 5/1/50	471,000	451,520
3.95%, 8/1/59	600,000	408,533
5.93%, 5/1/60	350,000	332,213
BorgWarner, Inc.
4.38%, 3/15/45	52,000	44,083
Boston Properties LP
2.75%, 10/1/26	126,000	121,104
4.50%, 12/1/28	86,000	84,340
2.90%, 3/15/30	35,000	31,274
2.45%, 10/1/33(b)	250,000	197,220
5.75%, 1/15/35	123,000	123,520
Boston Scientific Corp.
6.50%, 11/15/35	165,000	186,021
BP Capital Markets America, Inc.
3.41%, 2/11/26	250,000	246,892
3.02%, 1/16/27	212,000	205,976
3.06%, 6/17/41	250,000	188,641
3.00%, 3/17/52(b)	500,000	333,568
3.38%, 2/8/61	200,000	136,174
Brighthouse Financial, Inc.
5.63%, 5/15/30	266,000	275,610
4.70%, 6/22/47	112,000	91,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Bristol-Myers Squibb Co.
3.40%, 7/26/29	$500,000	$476,784
2.35%, 11/13/40	500,000	348,762
5.50%, 2/22/44	200,000	206,484
4.25%, 10/26/49	300,000	256,830
2.55%, 11/13/50	250,000	154,651
5.55%, 2/22/54	500,000	515,398
5.65%, 2/22/64	200,000	205,233
Brixmor Operating Partnership LP
4.05%, 7/1/30	381,000	364,288
Broadcom, Inc.
3.46%, 9/15/26	342,000	335,258
4.75%, 4/15/29	115,000	115,144
5.00%, 4/15/30	250,000	253,125
4.15%, 11/15/30	685,000	663,427
2.60%, 2/15/33(d)	378,000	317,298
3.42%, 4/15/33(d)	550,000	489,983
3.47%, 4/15/34(d)	653,000	576,838
3.50%, 2/15/41(d)	594,000	477,089
3.75%, 2/15/51(d)	270,000	208,172
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	125,000	114,457
Broadstone Net Lease LLC
2.60%, 9/15/31	150,000	126,035
Brown & Brown, Inc.
2.38%, 3/15/31	430,000	369,211
Brunswick Corp.
2.40%, 8/18/31	47,000	39,332
5.10%, 4/1/52	250,000	207,141
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	97,000	95,003
2.75%, 5/14/31	195,000	172,705
Burlington Northern Santa Fe LLC
3.25%, 6/15/27	172,000	167,554
5.75%, 5/1/40	250,000	266,279
4.40%, 3/15/42	200,000	182,003
4.55%, 9/1/44	117,000	107,011
3.90%, 8/1/46	250,000	205,968
4.15%, 12/15/48	230,000	196,266
5.20%, 4/15/54	250,000	249,963
Campbell Soup Co.
2.38%, 4/24/30	185,000	163,812
4.80%, 3/15/48	143,000	130,591
Capital One Financial Corp.
3.75%, 3/9/27	468,000	457,917
3.80%, 1/31/28	290,000	281,107
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(e)	250,000	260,151
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(e)	200,000	206,014
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(e)	425,000	444,344
Cardinal Health, Inc.
3.41%, 6/15/27	184,000	178,875
4.60%, 3/15/43	50,000	44,286
4.90%, 9/15/45	75,000	68,644
Carlisle Cos., Inc.
3.75%, 12/1/27	165,000	161,058
2.75%, 3/1/30	27,000	24,438
Carrier Global Corp.
2.70%, 2/15/31	305,000	270,323
3.38%, 4/5/40	215,000	173,051
3.58%, 4/5/50	79,000	60,423
Caterpillar Financial Services Corp.
4.80%, 1/6/26	310,000	311,315
Caterpillar, Inc.
3.80%, 8/15/42	500,000	424,401
3.25%, 9/19/49	200,000	147,534
Catholic Health Services of Long Island Obligated Group
3.37%, 7/1/50, Series 2020	25,000	18,087
CBRE Services, Inc.
5.95%, 8/15/34	200,000	211,299
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	310,000	296,504
3.28%, 12/1/28	160,000	149,898
3.57%, 12/1/31	310,000	279,250
Celanese U.S. Holdings LLC
6.60%, 11/15/28	550,000	569,877
6.95%, 11/15/33	85,000	90,996
Cencora, Inc.
3.45%, 12/15/27	167,000	161,713
2.70%, 3/15/31	23,000	20,288
Centene Corp.
4.63%, 12/15/29	500,000	479,709
3.00%, 10/15/30	350,000	306,113
2.50%, 3/1/31	355,000	299,037
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	500,000	484,223
4.25%, 2/1/49, Series AC	250,000	213,597
CenterPoint Energy, Inc.
1.45%, 6/1/26	200,000	190,871
CF Industries, Inc.
4.95%, 6/1/43	335,000	307,767
Charles Schwab Corp.
0.90%, 3/11/26	303,000	289,325
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(e)	309,000	318,073
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 4/1/31	194,000	166,636
6.38%, 10/23/35	129,000	132,958
5.38%, 4/1/38	275,000	254,223
3.50%, 3/1/42	56,000	39,841
6.48%, 10/23/45	72,000	71,053
5.38%, 5/1/47	564,000	483,634
4.80%, 3/1/50	457,000	361,505
3.70%, 4/1/51	339,000	224,806
3.90%, 6/1/52	290,000	197,356
5.25%, 4/1/53	471,000	400,985
6.83%, 10/23/55	100,000	102,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.40%, 12/1/61	$458,000	$323,291
3.95%, 6/30/62	336,000	217,868
5.50%, 4/1/63	100,000	83,917
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	425,000	428,474
3.70%, 11/15/29	75,000	71,097
Cheniere Energy Partners LP
4.00%, 3/1/31	350,000	329,262
3.25%, 1/31/32	174,000	153,817
Chubb INA Holdings LLC
4.35%, 11/3/45	500,000	446,899
Church & Dwight Co., Inc.
3.15%, 8/1/27	339,000	328,975
Cigna Group
3.40%, 3/1/27	380,000	370,242
3.05%, 10/15/27	165,000	158,709
4.38%, 10/15/28	59,000	58,498
5.00%, 5/15/29	300,000	303,851
2.38%, 3/15/31	237,000	204,955
5.25%, 2/15/34	300,000	303,452
4.80%, 8/15/38	121,000	114,887
4.80%, 7/15/46	141,000	128,166
3.88%, 10/15/47	569,000	444,492
4.90%, 12/15/48	110,000	100,227
3.40%, 3/15/50	358,000	254,860
Cintas Corp. No. 2
3.70%, 4/1/27	298,000	292,878
Cisco Systems, Inc.
2.50%, 9/20/26	500,000	485,195
5.90%, 2/15/39	125,000	136,528
5.30%, 2/26/54	200,000	205,825
5.35%, 2/26/64	400,000	409,275
Citibank NA
5.80%, 9/29/28	250,000	260,732
Citigroup, Inc.
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(e)	687,000	658,395
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(e)	250,000	237,782
4.45%, 9/29/27	311,000	307,921
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(e)	235,000	228,338
4.13%, 7/25/28	315,000	308,237
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(e)	153,000	149,802
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(e)	100,000	101,205
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(e)	500,000	443,276
6.63%, 6/15/32	276,000	301,433
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(e)	500,000	460,782
6.00%, 10/31/33	250,000	264,006
6.13%, 8/25/36	220,000	232,503
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(e)	500,000	435,589
2.90%, 11/3/42, (2.904% fixed rate until 11/3/41; Secured Overnight Financing Rate + 1.379% thereafter)(e)	250,000	184,050
6.68%, 9/13/43	54,000	62,185
5.30%, 5/6/44	150,000	148,897
4.75%, 5/18/46	210,000	191,637
4.65%, 7/23/48	100,000	90,604
Citizens Financial Group, Inc.
2.85%, 7/27/26	259,000	251,005
2.50%, 2/6/30	40,000	35,436
2.64%, 9/30/32	414,000	341,409
Clorox Co.
3.10%, 10/1/27	453,000	435,708
CMS Energy Corp.
3.45%, 8/15/27	157,000	152,052
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(e)	82,000	77,966
CNA Financial Corp.
2.05%, 8/15/30	210,000	181,813
CNH Industrial NV
3.85%, 11/15/27	89,000	87,446
Coca-Cola Co.
3.38%, 3/25/27	130,000	127,654
2.90%, 5/25/27	115,000	111,468
2.88%, 5/5/41	250,000	190,827
3.00%, 3/5/51	400,000	281,717
5.20%, 1/14/55	250,000	251,991
2.75%, 6/1/60	100,000	62,828
Colgate-Palmolive Co.
3.70%, 8/1/47	150,000	121,960
Comcast Corp.
3.30%, 2/1/27(b)	384,000	374,953
4.20%, 8/15/34	250,000	235,921
3.90%, 3/1/38	400,000	349,509
3.75%, 4/1/40	300,000	252,416
4.75%, 3/1/44	500,000	463,263
4.70%, 10/15/48	500,000	458,153
2.89%, 11/1/51	750,000	486,496
2.94%, 11/1/56	500,000	315,020
2.65%, 8/15/62	500,000	283,840
2.99%, 11/1/63	500,000	305,013
CommonSpirit Health
5.32%, 12/1/34	300,000	305,804
4.35%, 11/1/42	320,000	271,895
4.19%, 10/1/49	200,000	166,349
Commonwealth Edison Co.
5.30%, 2/1/53	500,000	498,960
Conagra Brands, Inc.
7.00%, 10/1/28	178,000	191,494

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.85%, 11/1/28	$264,000	$264,952
8.25%, 9/15/30	335,000	391,152
Connecticut Light & Power Co.
4.30%, 4/15/44	200,000	176,675
ConocoPhillips Co.
6.95%, 4/15/29	130,000	142,874
5.05%, 9/15/33	500,000	508,787
4.88%, 10/1/47	40,000	37,165
5.55%, 3/15/54	250,000	254,749
4.03%, 3/15/62	250,000	193,771
Consolidated Edison Co. of New York, Inc.
5.13%, 3/15/35	350,000	355,670
5.50%, 12/1/39, Series 09-C	250,000	256,935
4.45%, 3/15/44	500,000	449,025
4.13%, 5/15/49, Series A	250,000	208,096
5.70%, 5/15/54	250,000	264,674
Constellation Brands, Inc.
3.70%, 12/6/26	256,000	251,714
3.50%, 5/9/27	471,000	458,540
4.50%, 5/9/47	160,000	140,755
4.10%, 2/15/48	114,000	93,851
Constellation Energy Generation LLC
5.75%, 10/1/41	100,000	102,116
6.50%, 10/1/53	350,000	393,148
Consumers Energy Co.
3.80%, 11/15/28	33,000	32,163
4.35%, 4/15/49	250,000	220,287
4.20%, 9/1/52	200,000	171,657
Continental Resources, Inc.
4.90%, 6/1/44	250,000	210,124
Corebridge Financial, Inc.
3.90%, 4/5/32	250,000	232,585
4.35%, 4/5/42	150,000	130,205
4.40%, 4/5/52	160,000	134,954
Corning, Inc.
5.45%, 11/15/79	470,000	454,246
Costco Wholesale Corp.
1.38%, 6/20/27	411,000	382,419
Crown Castle, Inc.
4.00%, 3/1/27	298,000	293,342
3.65%, 9/1/27	104,000	101,171
4.30%, 2/15/29	118,000	115,526
3.10%, 11/15/29	155,000	142,919
2.25%, 1/15/31	390,000	333,028
4.75%, 5/15/47	190,000	168,650
5.20%, 2/15/49	137,000	129,059
4.15%, 7/1/50	100,000	81,187
CSX Corp.
3.25%, 6/1/27	149,000	144,910
5.20%, 11/15/33	500,000	514,720
6.22%, 4/30/40	200,000	222,039
4.10%, 3/15/44	27,000	23,231
3.80%, 11/1/46	140,000	113,228
4.50%, 3/15/49	218,000	195,155
3.80%, 4/15/50	144,000	115,187
4.65%, 3/1/68	60,000	52,305
CubeSmart LP
2.25%, 12/15/28	103,000	93,701
4.38%, 2/15/29	150,000	147,241
2.50%, 2/15/32	200,000	170,717
Cummins, Inc.
4.90%, 2/20/29	500,000	508,144
CVS Health Corp.
5.00%, 2/20/26	500,000	500,848
6.25%, 6/1/27(b)	100,000	103,158
4.30%, 3/25/28	194,000	190,449
3.25%, 8/15/29	291,000	269,464
5.70%, 6/1/34(b)	1,150,000	1,174,939
4.78%, 3/25/38	250,000	227,736
4.13%, 4/1/40	464,000	384,919
2.70%, 8/21/40	270,000	185,197
5.13%, 7/20/45	303,000	273,375
5.05%, 3/25/48	909,000	807,213
4.25%, 4/1/50	106,000	83,303
5.63%, 2/21/53	270,000	258,440
6.05%, 6/1/54	200,000	203,095
Dayton Power & Light Co.
3.95%, 6/15/49	110,000	85,988
DCP Midstream Operating LP
3.25%, 2/15/32	30,000	26,399
5.60%, 4/1/44	45,000	43,956
Deere & Co.
3.75%, 4/15/50	250,000	204,690
Dell International LLC/EMC Corp.
6.02%, 6/15/26	159,000	161,532
6.10%, 7/15/27	393,000	406,509
5.30%, 10/1/29	25,000	25,576
8.10%, 7/15/36	418,000	508,620
3.38%, 12/15/41	250,000	192,229
3.45%, 12/15/51	52,000	37,388
Delta Air Lines, Inc.
7.38%, 1/15/26	63,000	64,379
3.75%, 10/28/29	25,000	23,415
Devon Energy Corp.
5.25%, 10/15/27	530,000	531,777
5.20%, 9/15/34(b)	250,000	244,737
5.00%, 6/15/45	250,000	220,426
DH Europe Finance II SARL
3.25%, 11/15/39	500,000	405,724
Diamondback Energy, Inc.
3.50%, 12/1/29	178,000	167,486
6.25%, 3/15/33	250,000	266,521
4.40%, 3/24/51	87,000	71,815
5.75%, 4/18/54	500,000	499,695
Digital Realty Trust LP
3.70%, 8/15/27	398,000	388,449
4.45%, 7/15/28	196,000	194,380
3.60%, 7/1/29	50,000	47,833
Discover Bank
4.65%, 9/13/28	323,000	320,166
Discovery Communications LLC
4.13%, 5/15/29	175,000	165,845
5.00%, 9/20/37	360,000	317,067
DOC DR LLC
3.95%, 1/15/28	75,000	73,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Dollar General Corp.
3.88%, 4/15/27	$73,000	$71,535
5.45%, 7/5/33	350,000	350,372
4.13%, 4/3/50	89,000	68,567
Dollar Tree, Inc.
2.65%, 12/1/31	478,000	407,274
Dominion Energy South Carolina, Inc.
5.45%, 2/1/41	200,000	203,640
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	77,112
3.38%, 4/1/30, Series C	380,000	354,731
4.35%, 8/15/32, Series A	99,000	95,124
5.25%, 8/1/33, Series F	45,000	45,598
7.00%, 6/15/38	65,000	75,013
4.70%, 12/1/44	137,000	122,019
4.60%, 3/15/49, Series A	47,000	40,778
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(b)(e)	400,000	425,707
Dow Chemical Co.
7.38%, 11/1/29	110,000	122,411
4.25%, 10/1/34	145,000	136,005
9.40%, 5/15/39	27,000	36,852
5.25%, 11/15/41	417,000	401,414
6.90%, 5/15/53	336,000	388,973
DTE Electric Co.
5.20%, 3/1/34	350,000	359,206
3.95%, 3/1/49	250,000	205,864
DTE Energy Co.
4.88%, 6/1/28	500,000	503,255
Duke Energy Carolinas LLC
5.30%, 2/15/40	200,000	203,822
3.70%, 12/1/47	350,000	273,171
5.40%, 1/15/54	500,000	507,246
Duke Energy Corp.
4.30%, 3/15/28	600,000	594,346
3.40%, 6/15/29	172,000	163,026
2.45%, 6/1/30	260,000	230,802
2.55%, 6/15/31	238,000	207,517
4.80%, 12/15/45	63,000	57,168
3.95%, 8/15/47	150,000	118,612
4.20%, 6/15/49	335,000	273,263
6.45%, 9/1/54, (6.45% fixed rate until 9/1/34; 5-year Constant Maturity Treasury Rate + 2.588% thereafter)(b)(e)	250,000	254,953
3.25%, 1/15/82, (3.25% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 2.321% thereafter)(e)	100,000	93,117
Duke Energy Florida Project Finance LLC
3.11%, 9/1/36, Series 2035-A	59,000	50,755
Duke Energy Ohio, Inc.
5.55%, 3/15/54	250,000	256,283
Duke Energy Progress LLC
4.20%, 8/15/45	500,000	427,405
Duke Energy Progress NC Storm Funding LLC
2.39%, 7/1/37, Series A-2	600,000	497,957
DuPont de Nemours, Inc.
4.73%, 11/15/28	124,000	125,153
5.42%, 11/15/48	327,000	346,150
Eastman Chemical Co.
4.50%, 12/1/28	222,000	220,770
4.80%, 9/1/42	90,000	81,798
4.65%, 10/15/44	45,000	39,927
Eaton Corp.
3.10%, 9/15/27	376,000	363,868
Eaton Vance Corp.
3.50%, 4/6/27	90,000	88,053
eBay, Inc.
3.60%, 6/5/27	100,000	97,912
2.60%, 5/10/31	371,000	325,809
4.00%, 7/15/42	140,000	115,813
Ecolab, Inc.
2.13%, 8/15/50	400,000	228,069
Electronic Arts, Inc.
1.85%, 2/15/31	175,000	147,970
Elevance Health, Inc.
3.65%, 12/1/27	42,000	40,957
2.55%, 3/15/31	85,000	74,503
4.75%, 2/15/33	500,000	490,625
5.20%, 2/15/35	500,000	504,099
4.65%, 8/15/44	276,000	249,166
4.38%, 12/1/47	79,000	67,416
3.70%, 9/15/49	210,000	159,381
3.13%, 5/15/50	562,000	382,933
3.60%, 3/15/51	419,000	310,911
5.13%, 2/15/53	200,000	188,672
Eli Lilly & Co.
4.50%, 2/9/27	200,000	200,956
3.38%, 3/15/29	137,000	131,922
3.95%, 3/15/49	250,000	209,164
4.88%, 2/27/53	40,000	38,429
5.05%, 8/14/54	250,000	246,405
5.10%, 2/9/64	300,000	292,857
Emerson Electric Co.
5.25%, 11/15/39	350,000	357,438
Energy Transfer LP
5.50%, 6/1/27	385,000	391,941
4.95%, 5/15/28	145,000	146,024
4.15%, 9/15/29	369,000	358,806
3.75%, 5/15/30	191,000	180,460
6.63%, 10/15/36	200,000	220,157
5.80%, 6/15/38, Series 20Y	485,000	496,859
7.50%, 7/1/38	60,000	70,179
6.10%, 2/15/42	100,000	103,211
4.95%, 1/15/43	54,000	48,507
5.30%, 4/1/44	500,000	472,022
5.35%, 5/15/45	240,000	227,244
5.30%, 4/15/47	72,000	67,029
5.40%, 10/1/47	160,000	151,142
6.25%, 4/15/49	105,000	110,193
5.00%, 5/15/50	218,000	195,076
5.95%, 5/15/54	400,000	408,067
Enstar Group Ltd.
4.95%, 6/1/29	496,000	493,657

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Entergy Corp.
2.80%, 6/15/30	$85,000	$77,113
3.75%, 6/15/50	213,000	161,253
Entergy Louisiana LLC
3.10%, 6/15/41	250,000	188,515
4.20%, 4/1/50	200,000	167,434
5.70%, 3/15/54	300,000	314,924
Enterprise Products Operating LLC
4.15%, 10/16/28	332,000	327,330
5.35%, 1/31/33	500,000	517,015
4.85%, 8/15/42	200,000	189,793
4.90%, 5/15/46	200,000	188,545
3.70%, 1/31/51	360,000	276,724
4.95%, 10/15/54	238,000	222,722
5.25%, 8/16/77, Series E, (5.25% fixed rate until 8/16/27; 3-month Secured Overnight Financing Rate + 3.295% thereafter)(e)	117,000	114,364
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(e)	100,000	96,507
EOG Resources, Inc.
5.65%, 12/1/54	250,000	257,924
EPR Properties
4.75%, 12/15/26	25,000	24,874
Equifax, Inc.
2.60%, 12/15/25	181,000	176,911
Equinix, Inc.
1.80%, 7/15/27	253,000	235,740
3.20%, 11/18/29	256,000	238,472
3.90%, 4/15/32	185,000	173,996
3.00%, 7/15/50	264,000	175,629
Equitable Holdings, Inc.
4.35%, 4/20/28	294,000	290,546
5.00%, 4/20/48	139,000	130,476
ERP Operating LP
3.50%, 3/1/28	72,000	70,064
4.15%, 12/1/28	183,000	180,758
Essential Properties LP
2.95%, 7/15/31	193,000	166,607
Essential Utilities, Inc.
3.57%, 5/1/29	367,000	349,508
4.28%, 5/1/49	150,000	124,446
Essex Portfolio LP
4.00%, 3/1/29(b)	125,000	121,186
3.00%, 1/15/30	135,000	123,683
1.65%, 1/15/31	256,000	211,812
4.50%, 3/15/48	35,000	30,292
Estee Lauder Cos., Inc.
3.13%, 12/1/49	250,000	171,388
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	281,000	202,373
3.13%, 10/15/52	127,000	84,124
Evergy Kansas Central, Inc.
4.10%, 4/1/43	100,000	84,722
3.45%, 4/15/50	250,000	183,401
Evergy, Inc.
2.90%, 9/15/29	174,000	160,286
Eversource Energy
4.75%, 5/15/26	500,000	500,243
3.30%, 1/15/28, Series M	78,000	74,858
5.95%, 2/1/29	80,000	83,478
1.65%, 8/15/30, Series R	325,000	274,325
5.95%, 7/15/34	250,000	263,013
Exelon Corp.
3.40%, 4/15/26	200,000	196,785
3.35%, 3/15/32	380,000	344,363
4.95%, 6/15/35	151,000	147,723
5.60%, 3/15/53	336,000	342,863
Expedia Group, Inc.
3.80%, 2/15/28	153,000	148,787
3.25%, 2/15/30	348,000	324,468
Extra Space Storage LP
3.88%, 12/15/27	10,000	9,784
2.20%, 10/15/30	42,000	36,362
2.55%, 6/1/31	95,000	82,428
5.40%, 2/1/34	250,000	253,447
Federal Realty OP LP
3.20%, 6/15/29	82,000	76,439
4.50%, 12/1/44	183,000	159,070
FedEx Corp.
3.40%, 2/15/28	100,000	96,718
4.90%, 1/15/34	169,000	169,701
3.90%, 2/1/35	250,000	227,442
3.25%, 5/15/41	136,000	103,607
4.75%, 11/15/45	266,000	238,491
4.55%, 4/1/46	16,000	13,930
4.40%, 1/15/47	93,000	78,950
4.05%, 2/15/48	275,000	221,821
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	193,287
3.40%, 6/15/30	40,000	36,819
Fidelity National Information Services, Inc.
1.65%, 3/1/28	191,000	173,702
5.10%, 7/15/32	435,000	441,275
Fifth Third Bancorp
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(e)	200,000	198,506
8.25%, 3/1/38	300,000	367,998
Fifth Third Bank NA
2.25%, 2/1/27	500,000	476,371
FirstEnergy Corp.
3.40%, 3/1/50, Series C	300,000	215,154
Fiserv, Inc.
2.25%, 6/1/27	142,000	134,241
4.20%, 10/1/28	307,000	301,995
2.65%, 6/1/30	333,000	298,495
5.63%, 8/21/33	350,000	363,651
4.40%, 7/1/49	238,000	206,724
Flex Ltd.
4.88%, 6/15/29	50,000	49,672
Flowers Foods, Inc.
3.50%, 10/1/26(b)	13,000	12,710
FMC Corp.
3.20%, 10/1/26	101,000	98,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.45%, 10/1/29	$55,000	$51,155
6.38%, 5/18/53	150,000	157,026
Ford Motor Co.
7.45%, 7/16/31	103,000	113,194
3.25%, 2/12/32	30,000	25,643
5.29%, 12/8/46(b)	500,000	453,459
Ford Motor Credit Co. LLC
6.95%, 3/6/26	460,000	468,798
2.70%, 8/10/26	500,000	479,733
5.80%, 3/5/27	500,000	506,292
2.90%, 2/10/29	570,000	515,867
5.11%, 5/3/29	280,000	275,701
7.12%, 11/7/33	500,000	538,955
Fortinet, Inc.
1.00%, 3/15/26	110,000	104,930
Fortune Brands Innovations, Inc.
4.50%, 3/25/52	150,000	125,091
Fox Corp.
4.71%, 1/25/29	370,000	370,371
3.50%, 4/8/30	205,000	192,945
5.48%, 1/25/39(b)	228,000	224,641
5.58%, 1/25/49	247,000	240,831
Freeport-McMoRan, Inc.
4.13%, 3/1/28	363,000	355,201
4.38%, 8/1/28	49,000	48,145
5.40%, 11/14/34	90,000	91,492
5.45%, 3/15/43	150,000	146,028
FS KKR Capital Corp.
3.40%, 1/15/26	100,000	97,892
3.13%, 10/12/28	191,000	174,200
GATX Corp.
3.25%, 9/15/26	165,000	160,841
4.70%, 4/1/29	206,000	205,845
1.90%, 6/1/31	228,000	189,039
6.05%, 6/5/54	150,000	162,869
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	200,000	191,197
GE HealthCare Technologies, Inc.
5.91%, 11/22/32	200,000	212,968
6.38%, 11/22/52	200,000	227,143
General Dynamics Corp.
2.13%, 8/15/26	114,000	109,932
2.63%, 11/15/27	67,000	63,850
4.25%, 4/1/50	250,000	217,912
General Electric Co.
6.75%, 3/15/32, Series A	213,000	238,577
6.88%, 1/10/39	160,000	187,620
4.35%, 5/1/50	39,000	34,540
General Mills, Inc.
4.20%, 4/17/28	357,000	352,416
2.25%, 10/14/31	160,000	136,400
3.00%, 2/1/51	125,000	83,874
General Motors Co.
6.80%, 10/1/27	518,000	544,094
5.00%, 4/1/35	430,000	415,907
6.60%, 4/1/36	105,000	113,737
6.25%, 10/2/43	500,000	516,076
5.95%, 4/1/49	360,000	360,861
General Motors Financial Co., Inc.
1.50%, 6/10/26	424,000	403,753
5.40%, 5/8/27	1,000,000	1,014,694
3.85%, 1/5/28	100,000	97,309
6.00%, 1/9/28	440,000	455,068
Genuine Parts Co.
1.88%, 11/1/30	43,000	36,204
2.75%, 2/1/32	155,000	133,417
Georgia Power Co.
4.30%, 3/15/43	143,000	125,533
3.70%, 1/30/50, Series B	397,000	308,552
3.25%, 3/15/51, Series A	130,000	93,088
Gilead Sciences, Inc.
3.65%, 3/1/26	210,000	207,558
2.95%, 3/1/27	72,000	69,698
1.65%, 10/1/30	125,000	106,011
2.60%, 10/1/40	897,000	650,405
4.80%, 4/1/44	195,000	182,433
4.75%, 3/1/46	350,000	323,865
2.80%, 10/1/50	413,000	270,473
5.50%, 11/15/54	500,000	513,929
Global Payments, Inc.
2.15%, 1/15/27	160,000	151,926
4.95%, 8/15/27	128,000	128,757
3.20%, 8/15/29	333,000	309,069
5.40%, 8/15/32(b)	218,000	221,831
4.15%, 8/15/49	81,000	64,461
Globe Life, Inc.
2.15%, 8/15/30	295,000	252,773
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	423,000	430,711
4.00%, 1/15/30	555,000	522,511
Goldman Sachs Capital I
6.35%, 2/15/34	100,000	106,103
Goldman Sachs Group, Inc.
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(e)	150,000	142,196
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(e)	500,000	487,154
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(e)	460,000	452,225
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(e)	650,000	688,431
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(e)	750,000	759,302
6.75%, 10/1/37	489,000	542,848
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(e)	500,000	386,253
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(e)	500,000	395,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
5.15%, 5/22/45	$347,000	$336,040
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(e)	350,000	356,802
GXO Logistics, Inc.
1.65%, 7/15/26(b)	164,000	155,967
2.65%, 7/15/31	100,000	86,876
Haleon U.S. Capital LLC
3.38%, 3/24/27	465,000	452,819
Halliburton Co.
4.85%, 11/15/35	208,000	204,365
6.70%, 9/15/38	56,000	63,591
7.45%, 9/15/39	173,000	209,408
4.75%, 8/1/43	157,000	143,971
5.00%, 11/15/45	181,000	170,796
Hanover Insurance Group, Inc.
2.50%, 9/1/30	23,000	20,078
Harley-Davidson, Inc.
4.63%, 7/28/45	108,000	91,183
Hartford Financial Services Group, Inc.
4.30%, 4/15/43	143,000	126,107
4.40%, 3/15/48	80,000	69,986
3.60%, 8/19/49	99,000	76,094
Hasbro, Inc.
3.50%, 9/15/27	249,000	241,887
6.35%, 3/15/40	91,000	96,458
HCA, Inc.
4.50%, 2/15/27	112,000	111,253
5.63%, 9/1/28	150,000	153,434
4.13%, 6/15/29	301,000	291,130
2.38%, 7/15/31	190,000	160,839
5.50%, 6/1/33	350,000	354,420
5.60%, 4/1/34	200,000	202,638
5.45%, 9/15/34	250,000	250,642
5.13%, 6/15/39	117,000	111,327
5.50%, 6/15/47	132,000	126,713
5.25%, 6/15/49	248,000	228,062
3.50%, 7/15/51	248,000	171,329
4.63%, 3/15/52	350,000	291,033
5.95%, 9/15/54	500,000	505,411
6.10%, 4/1/64	150,000	151,939
Healthcare Realty Holdings LP
3.10%, 2/15/30	140,000	127,184
2.00%, 3/15/31	300,000	249,722
Healthpeak OP LLC
2.88%, 1/15/31	380,000	341,238
6.75%, 2/1/41	32,000	36,003
Hess Corp.
4.30%, 4/1/27	30,000	29,807
7.13%, 3/15/33	245,000	279,043
6.00%, 1/15/40	296,000	316,945
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	250,000	269,128
6.35%, 10/15/45	227,000	244,532
Highwoods Realty LP
4.13%, 3/15/28	25,000	24,072
4.20%, 4/15/29	45,000	43,125
3.05%, 2/15/30	105,000	93,930
Home Depot, Inc.
2.80%, 9/14/27	500,000	480,879
5.88%, 12/16/36	500,000	543,393
3.30%, 4/15/40	448,000	363,386
4.25%, 4/1/46	250,000	219,244
3.13%, 12/15/49	400,000	284,393
2.38%, 3/15/51	176,000	106,076
3.63%, 4/15/52	500,000	385,969
Honeywell International, Inc.
2.50%, 11/1/26	500,000	483,211
3.81%, 11/21/47	400,000	325,223
Host Hotels & Resorts LP
3.50%, 9/15/30, Series I	544,000	497,932
Howard University
5.21%, 10/1/52, Series 22A	75,000	69,279
HP, Inc.
1.45%, 6/17/26	598,000	569,043
2.65%, 6/17/31	21,000	18,328
6.00%, 9/15/41	195,000	204,948
HSBC USA, Inc.
5.29%, 3/4/27	200,000	203,162
Hubbell, Inc.
3.50%, 2/15/28	161,000	155,407
Humana, Inc.
2.15%, 2/3/32	100,000	82,021
5.95%, 3/15/34	500,000	520,169
4.95%, 10/1/44	57,000	51,301
4.80%, 3/15/47	95,000	82,868
5.50%, 3/15/53	110,000	105,847
5.75%, 4/15/54	150,000	149,664
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(e)	210,000	208,145
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(e)	176,000	144,224
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	70,000	67,363
4.20%, 5/1/30	242,000	231,411
Huntsman International LLC
4.50%, 5/1/29	110,000	106,110
Hyatt Hotels Corp.
4.38%, 9/15/28	130,000	127,864
IBM International Capital Pte. Ltd.
5.25%, 2/5/44	500,000	492,569
5.30%, 2/5/54	300,000	293,831
Indiana Michigan Power Co.
3.85%, 5/15/28(b)	300,000	292,776
3.75%, 7/1/47, Series L	450,000	356,542
Ingersoll Rand, Inc.
5.45%, 6/15/34	750,000	770,427
Ingredion, Inc.
3.20%, 10/1/26	109,000	106,179
Intel Corp.
4.88%, 2/10/26	550,000	550,955
2.45%, 11/15/29	1,000,000	894,204
5.63%, 2/10/43	750,000	730,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.73%, 12/8/47	$600,000	$431,446
5.70%, 2/10/53	400,000	383,378
5.60%, 2/21/54	800,000	759,985
3.10%, 2/15/60	200,000	118,185
5.05%, 8/5/62	36,000	30,627
Intercontinental Exchange, Inc.
3.75%, 9/21/28	200,000	194,645
4.35%, 6/15/29	25,000	24,794
4.25%, 9/21/48	300,000	257,281
3.00%, 6/15/50	87,000	59,482
3.00%, 9/15/60	250,000	158,583
International Business Machines Corp.
4.50%, 2/6/26	500,000	499,713
3.30%, 5/15/26	500,000	491,340
4.25%, 5/15/49	250,000	212,264
International Flavors & Fragrances, Inc.
4.38%, 6/1/47	100,000	81,610
5.00%, 9/26/48	135,000	121,567
International Paper Co.
4.80%, 6/15/44	300,000	277,243
4.40%, 8/15/47	20,000	17,310
4.35%, 8/15/48	149,000	126,998
Interpublic Group of Cos., Inc.
4.65%, 10/1/28	73,000	72,934
4.75%, 3/30/30	31,000	30,907
5.40%, 10/1/48	120,000	117,248
Interstate Power & Light Co.
4.10%, 9/26/28	125,000	122,711
3.70%, 9/15/46	50,000	39,352
3.50%, 9/30/49	175,000	130,807
3.10%, 11/30/51	198,000	135,369
Intuit, Inc.
5.25%, 9/15/26	350,000	354,602
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	156,000	129,173
Jabil, Inc.
3.95%, 1/12/28	143,000	139,286
Jackson Financial, Inc.
5.67%, 6/8/32(b)	140,000	143,953
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	363,000	345,645
3.00%, 5/15/32	369,000	315,725
6.75%, 3/15/34	325,000	355,159
6.50%, 12/1/52	270,000	287,486
Jefferies Financial Group, Inc.
4.85%, 1/15/27	115,000	115,363
4.15%, 1/23/30	228,000	219,991
2.75%, 10/15/32	120,000	101,071
6.25%, 1/15/36	118,000	125,368
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	77,602	68,308
JM Smucker Co.
6.50%, 11/15/43	150,000	165,409
4.38%, 3/15/45	5,000	4,303
6.50%, 11/15/53	250,000	280,959
John Deere Capital Corp.
4.80%, 1/9/26	250,000	250,925
0.70%, 1/15/26	510,000	489,220
3.05%, 1/6/28	73,000	70,579
3.45%, 3/7/29	70,000	67,352
3.35%, 4/18/29	136,000	130,564
Johnson Controls International PLC
6.00%, 1/15/36	237,000	255,326
4.50%, 2/15/47	120,000	105,331
JPMorgan Chase & Co.
8.00%, 4/29/27	101,000	108,943
3.63%, 12/1/27	200,000	194,776
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(e)	350,000	343,374
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(e)	250,000	247,659
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(e)	560,000	545,156
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(e)	132,000	132,318
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(e)	635,000	623,882
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(e)	500,000	509,208
5.00%, 7/22/30, (4.995% fixed rate until 7/22/29; Secured Overnight Financing Rate + 1.125% thereafter)(e)	500,000	504,361
8.75%, 9/1/30	25,000	29,842
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(e)	500,000	436,805
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(e)	750,000	663,029
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(e)	350,000	249,799
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.46% thereafter)(e)	645,000	499,821
4.85%, 2/1/44	100,000	96,599
4.95%, 6/1/45	350,000	335,179
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(e)	750,000	617,345
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(e)	250,000	183,565
Juniper Networks, Inc.
5.95%, 3/15/41	125,000	128,171
Kellanova
3.25%, 4/1/26	50,000	49,165
3.40%, 11/15/27	20,000	19,370
7.45%, 4/1/31, Series B(b)	243,000	276,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.50%, 4/1/46	$300,000	$266,414
Kennametal, Inc.
4.63%, 6/15/28	96,000	95,278
Kentucky Utilities Co.
4.38%, 10/1/45	500,000	436,591
Kenvue, Inc.
5.05%, 3/22/28	250,000	255,546
5.05%, 3/22/53	250,000	245,089
Keurig Dr. Pepper, Inc.
5.30%, 3/15/34	500,000	511,263
3.80%, 5/1/50	55,000	42,859
4.50%, 4/15/52	250,000	217,374
KeyBank NA
4.90%, 8/8/32	250,000	242,475
Kilroy Realty LP
4.25%, 8/15/29	50,000	47,563
3.05%, 2/15/30	270,000	239,615
Kimberly-Clark Corp.
3.20%, 4/25/29	597,000	571,403
Kimco Realty OP LLC
1.90%, 3/1/28	94,000	86,334
2.70%, 10/1/30	60,000	53,991
4.25%, 4/1/45	100,000	84,808
3.70%, 10/1/49	150,000	115,280
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	229,000	262,470
5.80%, 3/15/35	250,000	260,127
6.50%, 2/1/37	582,000	630,105
7.50%, 11/15/40	300,000	354,152
5.00%, 3/1/43	100,000	91,775
5.40%, 9/1/44	58,000	55,786
Kinder Morgan, Inc.
7.80%, 8/1/31	263,000	303,071
4.80%, 2/1/33	50,000	48,751
5.55%, 6/1/45	73,000	71,407
5.05%, 2/15/46	70,000	64,177
5.20%, 3/1/48	425,000	396,513
3.25%, 8/1/50	110,000	74,278
Kirby Corp.
4.20%, 3/1/28	106,000	103,819
KLA Corp.
3.30%, 3/1/50	70,000	51,352
4.95%, 7/15/52	300,000	287,180
Kraft Heinz Foods Co.
4.25%, 3/1/31	335,000	326,281
5.20%, 7/15/45	266,000	252,658
4.38%, 6/1/46	468,000	398,177
5.50%, 6/1/50	321,000	317,460
Kroger Co.
4.65%, 9/15/29	1,100,000	1,104,461
1.70%, 1/15/31	38,000	31,868
5.00%, 9/15/34	500,000	498,126
5.40%, 7/15/40	165,000	164,910
5.00%, 4/15/42	66,000	62,721
5.15%, 8/1/43	200,000	192,074
4.65%, 1/15/48	189,000	167,573
5.40%, 1/15/49	33,000	32,868
Kyndryl Holdings, Inc.
4.10%, 10/15/41	115,000	94,504
L3Harris Technologies, Inc.
4.40%, 6/15/28	30,000	29,748
4.40%, 6/15/28	36,000	35,695
1.80%, 1/15/31	215,000	180,963
4.85%, 4/27/35	255,000	249,069
5.05%, 4/27/45	250,000	240,832
5.50%, 8/15/54	200,000	203,133
Laboratory Corp. of America Holdings
1.55%, 6/1/26	212,000	202,591
3.60%, 9/1/27	185,000	180,650
Lam Research Corp.
4.00%, 3/15/29	124,000	121,853
Las Vegas Sands Corp.
3.90%, 8/8/29	59,000	55,397
Lear Corp.
4.25%, 5/15/29	558,000	541,693
Leggett & Platt, Inc.
3.50%, 11/15/27	120,000	114,440
3.50%, 11/15/51	190,000	127,933
Leidos, Inc.
2.30%, 2/15/31	340,000	291,421
Lennar Corp.
5.25%, 6/1/26	334,000	336,261
Lincoln National Corp.
3.80%, 3/1/28	98,000	95,302
4.35%, 3/1/48	188,000	153,660
LKQ Corp.
5.75%, 6/15/28	25,000	25,571
Lockheed Martin Corp.
4.80%, 8/15/34	400,000	398,528
4.70%, 5/15/46	200,000	187,306
5.20%, 2/15/64	550,000	543,283
Lowe's Cos., Inc.
3.65%, 4/5/29	86,000	82,714
4.50%, 4/15/30	450,000	446,154
1.70%, 10/15/30	100,000	84,801
3.75%, 4/1/32	185,000	172,940
5.00%, 4/15/40	116,000	113,862
2.80%, 9/15/41	195,000	140,128
4.05%, 5/3/47	141,000	114,879
3.00%, 10/15/50	396,000	261,526
3.50%, 4/1/51	310,000	223,913
5.75%, 7/1/53	394,000	407,399
5.85%, 4/1/63	250,000	258,280
LYB International Finance BV
5.25%, 7/15/43	110,000	104,317
LYB International Finance III LLC
4.20%, 10/15/49	110,000	87,609
4.20%, 5/1/50	250,000	198,520
3.80%, 10/1/60	410,000	290,600
LyondellBasell Industries NV
4.63%, 2/26/55	137,000	114,741
M&T Bank Corp.
6.08%, 3/13/32, (6.082% fixed rate until 3/13/31; Secured Overnight Financing Rate + 2.26% thereafter)(e)	350,000	364,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Marathon Oil Corp.
4.40%, 7/15/27	$40,000	$39,890
6.60%, 10/1/37	222,000	253,196
Marathon Petroleum Corp.
6.50%, 3/1/41	180,000	194,396
4.75%, 9/15/44	51,000	44,587
4.50%, 4/1/48	30,000	24,642
5.00%, 9/15/54	55,000	48,138
Markel Group, Inc.
3.50%, 11/1/27	141,000	136,571
5.00%, 4/5/46	170,000	155,833
6.00%, 5/16/54	100,000	104,654
Marriott International, Inc.
4.90%, 4/15/29	35,000	35,305
4.63%, 6/15/30, Series FF	157,000	156,070
2.85%, 4/15/31, Series HH	221,000	196,775
3.50%, 10/15/32, Series GG	678,000	611,268
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	359,000	356,954
5.00%, 3/15/35	300,000	301,931
5.35%, 11/15/44	150,000	152,519
5.70%, 9/15/53	100,000	105,977
5.45%, 3/15/54	200,000	204,974
Martin Marietta Materials, Inc.
2.50%, 3/15/30, Series CB	33,000	29,619
2.40%, 7/15/31	21,000	18,152
4.25%, 12/15/47	40,000	34,051
3.20%, 7/15/51	156,000	108,771
Marvell Technology, Inc.
2.95%, 4/15/31	268,000	239,052
Masco Corp.
1.50%, 2/15/28	100,000	90,966
Mastercard, Inc.
2.95%, 11/21/26	25,000	24,333
3.50%, 2/26/28	22,000	21,486
2.95%, 6/1/29	50,000	47,160
4.55%, 1/15/35	350,000	343,256
3.95%, 2/26/48	300,000	254,744
McCormick & Co., Inc.
3.40%, 8/15/27	60,000	58,404
1.85%, 2/15/31	245,000	206,209
McDonald's Corp.
3.80%, 4/1/28	118,000	115,630
2.13%, 3/1/30	163,000	143,912
3.60%, 7/1/30	296,000	281,342
4.95%, 8/14/33	230,000	233,661
4.70%, 12/9/35	152,000	149,536
4.88%, 7/15/40(b)	125,000	121,719
3.70%, 2/15/42	200,000	163,543
4.45%, 3/1/47	451,000	397,587
4.45%, 9/1/48	400,000	351,090
3.63%, 9/1/49	81,000	61,753
MDC Holdings, Inc.
3.97%, 8/6/61(b)	154,000	124,642
MedStar Health, Inc.
3.63%, 8/15/49, Series 20A	200,000	151,357
Medtronic Global Holdings SCA
4.25%, 3/30/28	125,000	124,648
Medtronic, Inc.
4.63%, 3/15/45	500,000	464,534
Merck & Co., Inc.
4.05%, 5/17/28	500,000	497,466
3.90%, 3/7/39	500,000	442,837
4.00%, 3/7/49	200,000	166,615
5.00%, 5/17/53	100,000	96,617
2.90%, 12/10/61	400,000	247,289
MetLife, Inc.
5.30%, 12/15/34	250,000	257,116
6.40%, 12/15/36	156,000	162,566
10.75%, 8/1/39	25,000	34,193
5.88%, 2/6/41	250,000	265,403
5.25%, 1/15/54	250,000	249,116
Micron Technology, Inc.
4.98%, 2/6/26	193,000	193,263
5.33%, 2/6/29	287,000	292,017
3.37%, 11/1/41	200,000	152,570
3.48%, 11/1/51	50,000	35,869
Mid-America Apartments LP
3.95%, 3/15/29(b)	140,000	136,591
MidAmerican Energy Co.
3.10%, 5/1/27	100,000	97,142
3.65%, 4/15/29	110,000	106,089
5.30%, 2/1/55	250,000	250,243
Mississippi Power Co.
3.95%, 3/30/28(b)	110,000	107,601
Molson Coors Beverage Co.
5.00%, 5/1/42	69,000	66,331
4.20%, 7/15/46	220,000	186,155
Mondelez International, Inc.
2.75%, 4/13/30	43,000	39,105
1.88%, 10/15/32(b)	75,000	61,464
2.63%, 9/4/50	300,000	188,204
Montefiore Obligated Group
4.29%, 9/1/50	75,000	56,951
Moody's Corp.
3.25%, 1/15/28	68,000	65,709
4.25%, 8/8/32	320,000	309,922
5.00%, 8/5/34	250,000	251,717
5.25%, 7/15/44	69,000	68,525
Morgan Stanley
3.95%, 4/23/27	190,000	186,814
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(e)	510,000	487,581
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(e)	414,000	392,638
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(e)	180,000	177,915
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(e)	250,000	260,399
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(e)	585,000	591,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(e)	$500,000	$511,305
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(e)	500,000	512,393
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(e)	250,000	256,628
3.97%, 7/22/38(e)	250,000	222,552
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(e)	500,000	513,422
6.38%, 7/24/42	250,000	284,634
4.38%, 1/22/47	75,000	66,631
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(e)	400,000	421,178
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(e)	500,000	331,204
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(e)	150,000	155,368
Mosaic Co.
4.05%, 11/15/27	133,000	130,746
5.63%, 11/15/43	148,000	146,265
Motorola Solutions, Inc.
4.60%, 5/23/29	103,000	102,635
2.75%, 5/24/31	481,000	424,172
Mount Sinai Hospital
3.74%, 7/1/49, Series 2019	300,000	203,960
MPLX LP
4.25%, 12/1/27	75,000	74,133
4.00%, 3/15/28	130,000	127,168
4.80%, 2/15/29	315,000	315,615
2.65%, 8/15/30	110,000	97,707
4.95%, 9/1/32	250,000	247,328
5.50%, 6/1/34	500,000	506,912
5.20%, 12/1/47	77,000	71,877
4.70%, 4/15/48	352,000	305,369
4.95%, 3/14/52	250,000	222,729
Mylan, Inc.
4.55%, 4/15/28	191,000	188,638
5.40%, 11/29/43	35,000	32,458
5.20%, 4/15/48	300,000	259,561
MyMichigan Health
3.41%, 6/1/50, Series 2020	46,000	34,432
Nasdaq, Inc.
1.65%, 1/15/31	190,000	159,470
2.50%, 12/21/40	160,000	112,136
3.95%, 3/7/52	145,000	113,639
6.10%, 6/28/63	150,000	160,344
National Fuel Gas Co.
3.95%, 9/15/27	150,000	146,574
4.75%, 9/1/28	105,000	104,383
National Health Investors, Inc.
3.00%, 2/1/31	50,000	43,142
National Rural Utilities Cooperative Finance Corp.
4.45%, 3/13/26	260,000	259,589
3.90%, 11/1/28	78,000	76,203
3.70%, 3/15/29	142,000	137,018
Netflix, Inc.
5.88%, 11/15/28	500,000	523,595
Nevada Power Co.
5.90%, 5/1/53, Series GG	250,000	265,155
Newmont Corp.
2.80%, 10/1/29	181,000	167,060
2.60%, 7/15/32(b)	586,000	506,900
6.25%, 10/1/39	138,000	150,846
5.45%, 6/9/44	75,000	75,469
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/28	211,000	192,495
3.50%, 4/1/29	227,000	216,729
2.75%, 11/1/29	60,000	55,114
2.44%, 1/15/32	110,000	93,958
5.05%, 2/28/33	260,000	261,800
3.00%, 1/15/52	370,000	246,079
5.25%, 2/28/53	150,000	146,581
NIKE, Inc.
2.38%, 11/1/26	204,000	196,760
3.38%, 3/27/50	350,000	261,086
NiSource, Inc.
3.60%, 5/1/30	715,000	676,990
5.25%, 2/15/43	25,000	24,601
4.80%, 2/15/44	81,000	75,388
5.65%, 2/1/45	94,000	96,386
4.38%, 5/15/47	131,000	113,602
NNN REIT, Inc.
3.50%, 10/15/27	15,000	14,572
2.50%, 4/15/30	200,000	177,330
3.50%, 4/15/51	150,000	107,475
Norfolk Southern Corp.
7.80%, 5/15/27	80,000	86,046
3.15%, 6/1/27	60,000	58,184
3.80%, 8/1/28	34,000	33,236
2.55%, 11/1/29	93,000	84,604
4.84%, 10/1/41	120,000	114,099
3.95%, 10/1/42	112,000	94,620
3.94%, 11/1/47	113,000	91,999
4.10%, 5/15/49	113,000	93,490
2.90%, 8/25/51	130,000	85,194
3.70%, 3/15/53	710,000	541,257
3.16%, 5/15/55	25,000	16,824
4.10%, 5/15/21	195,000	144,747
Northern States Power Co.
3.60%, 9/15/47	100,000	78,168
Northern Trust Corp.
4.00%, 5/10/27	350,000	346,700
Northrop Grumman Corp.
5.15%, 5/1/40	185,000	183,730
4.03%, 10/15/47	718,000	595,877
5.25%, 5/1/50	205,000	202,655
5.20%, 6/1/54	150,000	147,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Northwell Healthcare, Inc.
3.81%, 11/1/49	$50,000	$39,147
NOV, Inc.
3.95%, 12/1/42	180,000	141,062
NSTAR Electric Co.
3.20%, 5/15/27	125,000	121,286
4.55%, 6/1/52	150,000	134,136
Nucor Corp.
2.98%, 12/15/55	250,000	160,791
Oaktree Strategic Credit Fund
8.40%, 11/14/28	200,000	216,982
Occidental Petroleum Corp.
5.20%, 8/1/29	50,000	50,360
7.50%, 5/1/31	500,000	560,359
5.38%, 1/1/32(b)	285,000	284,969
5.55%, 10/1/34	350,000	349,563
6.45%, 9/15/36	200,000	211,069
4.20%, 3/15/48	62,000	47,102
Oglethorpe Power Corp.
5.95%, 11/1/39	110,000	115,347
5.25%, 9/1/50	80,000	76,200
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	135,000	131,683
Old Republic International Corp.
3.85%, 6/11/51	25,000	18,653
Omega Healthcare Investors, Inc.
4.50%, 4/1/27	40,000	39,595
4.75%, 1/15/28	145,000	144,185
3.63%, 10/1/29	177,000	165,460
Omnicom Group, Inc.
2.45%, 4/30/30	168,000	149,411
Oncor Electric Delivery Co. LLC
5.65%, 11/15/33	350,000	370,521
4.10%, 11/15/48	70,000	58,829
2.70%, 11/15/51	500,000	316,862
ONEOK, Inc.
4.55%, 7/15/28	157,000	156,379
3.40%, 9/1/29	269,000	253,241
3.25%, 6/1/30	152,000	140,162
6.05%, 9/1/33	150,000	158,495
5.05%, 11/1/34	300,000	295,933
5.15%, 10/15/43	147,000	138,849
4.25%, 9/15/46	123,000	99,867
4.95%, 7/13/47	775,000	689,494
4.20%, 10/3/47	201,000	158,942
4.45%, 9/1/49	100,000	83,092
7.15%, 1/15/51	50,000	57,378
5.70%, 11/1/54	250,000	249,525
Oracle Corp.
2.80%, 4/1/27	387,000	372,453
6.15%, 11/9/29	362,000	384,877
2.95%, 4/1/30	195,000	178,443
2.88%, 3/25/31	105,000	93,852
6.25%, 11/9/32	250,000	271,265
4.90%, 2/6/33	250,000	249,630
3.90%, 5/15/35	275,000	248,745
3.80%, 11/15/37	740,000	639,107
6.50%, 4/15/38	301,000	333,386
3.60%, 4/1/40	264,000	214,997
5.38%, 7/15/40	570,000	569,326
4.13%, 5/15/45	515,000	427,092
4.00%, 7/15/46	501,000	404,632
4.00%, 11/15/47	280,000	224,201
3.60%, 4/1/50	233,000	172,922
3.95%, 3/25/51	85,000	66,501
5.55%, 2/6/53	500,000	501,283
4.38%, 5/15/55	183,000	152,014
3.85%, 4/1/60	301,000	220,440
4.10%, 3/25/61	470,000	359,074
O'Reilly Automotive, Inc.
3.60%, 9/1/27	50,000	48,733
4.20%, 4/1/30	225,000	219,278
1.75%, 3/15/31	125,000	104,151
Oshkosh Corp.
4.60%, 5/15/28	46,000	45,837
Otis Worldwide Corp.
2.57%, 2/15/30	448,000	403,056
3.11%, 2/15/40	15,000	11,788
Ovintiv, Inc.
7.20%, 11/1/31	531,000	582,987
Owens Corning
7.00%, 12/1/36	182,000	209,682
4.30%, 7/15/47	74,000	62,236
4.40%, 1/30/48	175,000	147,879
Pacific Gas & Electric Co.
2.10%, 8/1/27	272,000	254,102
3.75%, 7/1/28	338,000	326,083
4.55%, 7/1/30	535,000	524,539
2.50%, 2/1/31	505,000	439,432
4.45%, 4/15/42	225,000	193,951
3.75%, 8/15/42	350,000	274,955
4.60%, 6/15/43	50,000	43,631
4.75%, 2/15/44	87,000	76,680
4.00%, 12/1/46	100,000	78,389
4.95%, 7/1/50	226,000	203,343
3.50%, 8/1/50	513,000	369,179
6.75%, 1/15/53	250,000	281,700
5.90%, 10/1/54	200,000	205,955
PacifiCorp
6.25%, 10/15/37	224,000	242,882
4.10%, 2/1/42	250,000	208,859
3.30%, 3/15/51	702,000	486,131
Packaging Corp. of America
3.00%, 12/15/29	132,000	122,086
4.05%, 12/15/49	26,000	21,134
Paramount Global
2.90%, 1/15/27	49,000	46,990
3.38%, 2/15/28	160,000	151,081
4.95%, 1/15/31	396,000	377,723
5.90%, 10/15/40	150,000	136,836
4.85%, 7/1/42	155,000	128,421
5.85%, 9/1/43	102,000	92,924
5.25%, 4/1/44	133,000	110,090
4.60%, 1/15/45	237,000	185,026
4.95%, 5/19/50	55,000	44,161

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Parker-Hannifin Corp.
3.25%, 3/1/27	$145,000	$141,107
3.25%, 6/14/29	227,000	215,121
4.10%, 3/1/47(b)	100,000	84,603
4.00%, 6/14/49	105,000	87,668
PartnerRe Finance B LLC
4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(e)	50,000	46,442
PayPal Holdings, Inc.
3.25%, 6/1/50	238,000	171,961
5.25%, 6/1/62	100,000	97,460
PECO Energy Co.
2.85%, 9/15/51	550,000	363,229
Pentair Finance SARL
4.50%, 7/1/29	29,000	28,519
PepsiCo, Inc.
2.63%, 3/19/27	500,000	482,104
3.00%, 10/15/27	130,000	125,672
5.50%, 1/15/40	350,000	369,510
2.88%, 10/15/49	215,000	147,867
4.65%, 2/15/53	460,000	427,209
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/43	650,000	638,723
5.30%, 5/19/53	750,000	742,298
Pfizer, Inc.
3.60%, 9/15/28	225,000	219,386
3.45%, 3/15/29	216,000	207,869
7.20%, 3/15/39	500,000	604,155
4.13%, 12/15/46	500,000	424,132
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	1,050,000	1,077,725
5.54%, 7/15/47, Series A-3	1,100,000	1,145,627
PG&E Wildfire Recovery Funding LLC
4.45%, 12/1/47, Series A-4	150,000	137,336
5.21%, 12/1/47, Series A-4	347,000	347,590
4.67%, 12/1/51, Series A-5	580,000	546,321
5.10%, 6/1/52, Series A-5	760,000	769,139
Philip Morris International, Inc.
4.88%, 2/15/28	510,000	515,119
5.25%, 2/13/34	250,000	254,329
4.25%, 11/10/44	400,000	344,140
Phillips 66
3.75%, 3/1/28	120,000	117,228
4.65%, 11/15/34	322,000	309,782
5.88%, 5/1/42	155,000	162,194
4.88%, 11/15/44	53,000	48,228
4.90%, 10/1/46	100,000	90,373
3.30%, 3/15/52	750,000	516,258
5.65%, 6/15/54	150,000	150,520
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/46	250,000	190,695
Pilgrim's Pride Corp.
6.88%, 5/15/34	600,000	658,253
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26	171,000	170,502
3.55%, 12/15/29	245,000	230,845
6.65%, 1/15/37	252,000	274,298
PNC Financial Services Group, Inc.
6.62%, 10/20/27, (6.615% fixed rate until 10/20/26; Secured Overnight Financing Index + 1.73% thereafter)(e)	500,000	516,466
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(e)	500,000	513,284
PPL Capital Funding, Inc.
3.10%, 5/15/26	156,000	152,433
Principal Financial Group, Inc.
3.70%, 5/15/29	251,000	241,590
Progress Energy, Inc.
7.75%, 3/1/31	253,000	290,724
Progressive Corp.
6.63%, 3/1/29	105,000	113,658
3.70%, 3/15/52	250,000	195,399
Prologis LP
3.25%, 6/30/26	541,000	531,262
2.13%, 4/15/27	50,000	47,442
5.00%, 1/31/35	500,000	501,344
Prospect Capital Corp.
3.36%, 11/15/26(b)	65,000	61,784
Providence St. Joseph Health Obligated Group
3.93%, 10/1/48, Series A	320,000	256,703
Prudential Financial, Inc.
3.88%, 3/27/28	70,000	68,753
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.380% thereafter)(b)(e)	350,000	339,733
4.35%, 2/25/50	500,000	430,682
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(e)	88,000	79,851
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(e)	250,000	263,395
Public Service Co. of Colorado
3.70%, 6/15/28(b)	277,000	269,804
4.50%, 6/1/52, Series 39	250,000	219,027
5.25%, 4/1/53	300,000	295,517
Public Service Electric & Gas Co.
3.20%, 5/15/29	300,000	285,437
3.80%, 1/1/43	250,000	208,459
5.45%, 3/1/54	250,000	259,531
Public Service Enterprise Group, Inc.
1.60%, 8/15/30	380,000	321,533
Public Storage Operating Co.
3.09%, 9/15/27	50,000	48,284
Puget Energy, Inc.
2.38%, 6/15/28	104,000	95,551
Puget Sound Energy, Inc.
4.22%, 6/15/48	250,000	212,617
PulteGroup, Inc.
6.00%, 2/15/35	190,000	201,906
QUALCOMM, Inc.
4.65%, 5/20/35	350,000	346,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.80%, 5/20/45	$350,000	$329,270
3.25%, 5/20/50	250,000	180,407
Quanta Services, Inc.
3.05%, 10/1/41	160,000	118,401
Quest Diagnostics, Inc.
2.95%, 6/30/30	185,000	168,551
Realty Income Corp.
4.88%, 6/1/26	50,000	50,161
3.00%, 1/15/27	46,000	44,563
3.65%, 1/15/28	186,000	180,980
4.65%, 3/15/47	135,000	122,629
Regal Rexnord Corp.
6.05%, 2/15/26	328,000	331,506
6.40%, 4/15/33	627,000	661,946
Regency Centers LP
4.13%, 3/15/28	25,000	24,589
2.95%, 9/15/29	122,000	113,258
4.40%, 2/1/47	48,000	41,575
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/30	224,000	188,842
Regions Financial Corp.
1.80%, 8/12/28	400,000	360,613
Reinsurance Group of America, Inc.
6.00%, 9/15/33	423,000	447,802
Republic Services, Inc.
3.95%, 5/15/28	34,000	33,318
1.45%, 2/15/31	180,000	149,020
1.75%, 2/15/32	303,000	248,502
Revvity, Inc.
2.55%, 3/15/31	200,000	172,275
Rockwell Automation, Inc.
3.50%, 3/1/29	168,000	160,995
Roper Technologies, Inc.
3.80%, 12/15/26	140,000	138,049
1.40%, 9/15/27	50,000	46,039
2.00%, 6/30/30	435,000	376,518
Ross Stores, Inc.
1.88%, 4/15/31(b)	210,000	176,229
Royalty Pharma PLC
2.20%, 9/2/30	290,000	249,432
3.30%, 9/2/40	46,000	34,645
3.55%, 9/2/50	245,000	173,441
RPM International, Inc.
3.75%, 3/15/27	73,000	71,519
4.55%, 3/1/29	45,000	44,754
2.95%, 1/15/32	55,000	48,603
RTX Corp.
5.00%, 2/27/26	150,000	150,763
7.20%, 8/15/27	116,000	124,346
4.13%, 11/16/28	139,000	136,685
1.90%, 9/1/31	285,000	237,941
2.38%, 3/15/32	320,000	271,573
5.15%, 2/27/33	250,000	253,555
5.40%, 5/1/35	284,000	293,592
4.45%, 11/16/38	182,000	168,586
4.50%, 6/1/42	299,000	271,203
4.15%, 5/15/45	129,000	109,474
3.75%, 11/1/46	150,000	118,778
4.35%, 4/15/47	252,000	218,131
4.05%, 5/4/47	130,000	107,200
4.63%, 11/16/48	90,000	81,191
3.13%, 7/1/50	129,000	89,237
2.82%, 9/1/51	60,000	38,665
3.03%, 3/15/52(b)	495,000	332,014
6.40%, 3/15/54	150,000	171,800
Ryder System, Inc.
6.60%, 12/1/33	350,000	386,379
S&P Global, Inc.
4.25%, 5/1/29	210,000	207,816
3.25%, 12/1/49	440,000	322,296
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	60,000	60,297
4.20%, 3/15/28	56,000	55,198
4.50%, 5/15/30	212,000	208,301
Sabra Health Care LP
5.13%, 8/15/26	168,000	168,275
3.90%, 10/15/29	174,000	164,075
Salesforce, Inc.
2.70%, 7/15/41	300,000	221,102
2.90%, 7/15/51	250,000	169,661
San Diego Gas & Electric Co.
5.35%, 4/1/53	450,000	451,796
Santander Holdings USA, Inc.
4.40%, 7/13/27	262,000	258,641
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(e)	166,000	157,592
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(b)(e)	250,000	259,710
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter) (e)	100,000	103,421
Sempra
5.40%, 8/1/26	200,000	202,249
3.25%, 6/15/27	50,000	48,352
3.40%, 2/1/28	156,000	150,137
3.80%, 2/1/38	400,000	344,357
6.00%, 10/15/39	203,000	215,136
Sherwin-Williams Co.
2.95%, 8/15/29	155,000	143,876
2.30%, 5/15/30	322,000	284,920
4.50%, 6/1/47	255,000	225,449
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	4,000	3,911
Simon Property Group LP
3.38%, 12/1/27	37,000	35,969
4.75%, 3/15/42	650,000	605,269
Skyworks Solutions, Inc.
1.80%, 6/1/26	231,000	221,062
3.00%, 6/1/31	160,000	139,572
Snap-on, Inc.
3.25%, 3/1/27	150,000	146,270
Solventum Corp.
5.40%, 3/1/29(d)	200,000	203,092
5.60%, 3/23/34(d)	300,000	305,666

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
6.00%, 5/15/64(d)	$200,000	$204,910
Sonoco Products Co.
2.25%, 2/1/27(b)	50,000	47,454
3.13%, 5/1/30	66,000	60,587
2.85%, 2/1/32	95,000	82,587
Southern California Edison Co.
4.90%, 6/1/26	500,000	501,921
3.65%, 3/1/28, Series B	125,000	121,517
4.20%, 3/1/29, Series A	230,000	225,754
6.65%, 4/1/29	208,000	222,473
4.00%, 4/1/47	250,000	204,243
4.88%, 3/1/49, Series B	363,000	336,714
5.75%, 4/15/54	250,000	261,293
Southern Co.
4.25%, 7/1/36	190,000	176,264
Southern Co. Gas Capital Corp.
5.75%, 9/15/33	448,000	469,844
3.95%, 10/1/46	25,000	20,334
4.40%, 5/30/47	174,000	150,856
Southern Power Co.
5.15%, 9/15/41(b)	195,000	191,183
5.25%, 7/15/43	235,000	228,774
4.95%, 12/15/46, Series F	60,000	55,228
Southwest Airlines Co.
3.00%, 11/15/26	25,000	24,146
5.13%, 6/15/27	225,000	227,098
3.45%, 11/16/27(b)	100,000	96,221
Southwest Gas Corp.
3.80%, 9/29/46	50,000	38,748
4.15%, 6/1/49	150,000	120,956
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	408,000	391,752
3.85%, 2/1/48, Series L	50,000	38,352
3.25%, 11/1/51	700,000	475,574
Southwestern Public Service Co.
4.50%, 8/15/41	250,000	224,749
Spectra Energy Partners LP
5.95%, 9/25/43	100,000	103,116
Sprint Capital Corp.
8.75%, 3/15/32	422,000	514,196
Sprint LLC
7.63%, 3/1/26	100,000	102,628
Stanley Black & Decker, Inc.
4.25%, 11/15/28	79,000	77,872
2.30%, 3/15/30	175,000	153,963
4.85%, 11/15/48	260,000	236,043
Starbucks Corp.
2.00%, 3/12/27	100,000	94,711
4.00%, 11/15/28	233,000	228,414
3.55%, 8/15/29	89,000	85,376
4.80%, 2/15/33(b)	428,000	428,613
4.30%, 6/15/45	300,000	255,456
4.45%, 8/15/49	247,000	214,565
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	124,704
3.25%, 1/15/31	100,000	91,716
STERIS Irish FinCo Unlimited Co.
2.70%, 3/15/31	239,000	209,479
Store Capital LLC
4.50%, 3/15/28	30,000	29,299
4.63%, 3/15/29	75,000	72,875
Stryker Corp.
4.10%, 4/1/43	25,000	21,498
4.63%, 3/15/46	218,000	199,197
2.90%, 6/15/50(b)	28,000	19,349
Sutter Health
5.55%, 8/15/53	130,000	140,055
Synchrony Financial
3.70%, 8/4/26	133,000	130,126
3.95%, 12/1/27	110,000	106,318
5.15%, 3/19/29	140,000	139,076
Sysco Corp.
3.25%, 7/15/27	109,000	105,446
5.95%, 4/1/30	283,000	298,373
5.38%, 9/21/35	72,000	74,117
4.50%, 4/1/46	25,000	21,735
6.60%, 4/1/50	262,000	298,746
3.15%, 12/14/51	150,000	102,299
Tampa Electric Co.
4.10%, 6/15/42	87,000	74,914
Targa Resources Corp.
5.50%, 2/15/35	250,000	254,343
4.95%, 4/15/52	235,000	211,003
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 2/1/31	690,000	678,801
Target Corp.
3.38%, 4/15/29	30,000	28,776
7.00%, 1/15/38	250,000	296,591
4.80%, 1/15/53	150,000	141,139
TC PipeLines LP
3.90%, 5/25/27	297,000	290,658
TD SYNNEX Corp.
1.75%, 8/9/26	216,000	204,997
2.65%, 8/9/31	203,000	172,928
Teledyne FLIR LLC
2.50%, 8/1/30	135,000	119,475
Teledyne Technologies, Inc.
2.75%, 4/1/31	147,000	130,237
Texas Instruments, Inc.
5.15%, 2/8/54	300,000	299,011
5.05%, 5/18/63	150,000	144,590
Textron, Inc.
3.65%, 3/15/27(b)	203,000	198,208
3.38%, 3/1/28	205,000	196,562
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	300,000	221,341
Thomas Jefferson University
3.85%, 11/1/57	27,000	20,338
Time Warner Cable LLC
6.55%, 5/1/37	473,000	471,109
7.30%, 7/1/38	176,000	185,859
5.88%, 11/15/40	75,000	69,508
5.50%, 9/1/41	370,000	326,491
4.50%, 9/15/42	75,000	58,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Timken Co.
4.50%, 12/15/28(b)	$206,000	$202,740
TJX Cos., Inc.
4.50%, 4/15/50	400,000	368,181
T-Mobile USA, Inc.
2.25%, 2/15/26	386,000	374,949
3.75%, 4/15/27	855,000	838,206
3.88%, 4/15/30	533,000	509,587
2.70%, 3/15/32	180,000	155,889
5.05%, 7/15/33	900,000	904,545
4.38%, 4/15/40	275,000	248,552
3.00%, 2/15/41	186,000	139,362
4.50%, 4/15/50	380,000	330,433
3.30%, 2/15/51	298,000	210,264
3.40%, 10/15/52	513,000	365,076
6.00%, 6/15/54	250,000	268,061
5.80%, 9/15/62	282,000	291,755
Toll Brothers Finance Corp.
4.88%, 3/15/27	45,000	45,113
3.80%, 11/1/29	150,000	142,933
Toyota Motor Credit Corp.
4.45%, 5/18/26	500,000	500,198
1.90%, 1/13/27	728,000	691,699
1.15%, 8/13/27	400,000	367,423
Trane Technologies Financing Ltd.
3.80%, 3/21/29	366,000	355,310
4.50%, 3/21/49	150,000	136,645
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/28	58,000	56,581
5.75%, 6/15/43	50,000	52,764
Transcontinental Gas Pipe Line Co. LLC
7.85%, 2/1/26	250,000	256,949
4.00%, 3/15/28	220,000	215,592
4.60%, 3/15/48	229,000	200,383
Travelers Cos., Inc.
3.75%, 5/15/46	250,000	202,253
4.00%, 5/30/47	500,000	419,852
Trimble, Inc.
4.90%, 6/15/28	175,000	175,646
Truist Financial Corp.
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(e)	250,000	254,737
4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(e)	354,000	342,062
Tucson Electric Power Co.
5.20%, 9/15/34	250,000	252,088
TWDC Enterprises 18 Corp.
2.95%, 6/15/27	250,000	241,393
Tyson Foods, Inc.
4.35%, 3/1/29	70,000	68,738
4.88%, 8/15/34	126,000	123,614
4.55%, 6/2/47	50,000	43,296
5.10%, 9/28/48	289,000	271,235
U.S. Bancorp
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(e)	500,000	510,658
4.84%, 2/1/34, (4.839% fixed rate until 2/1/33; Secured Overnight Financing Rate + 1.60% thereafter)(e)	350,000	343,288
Uber Technologies, Inc.
4.80%, 9/15/34	500,000	490,963
UDR, Inc.
2.95%, 9/1/26	86,000	83,281
4.40%, 1/26/29	129,000	126,860
3.20%, 1/15/30	158,000	146,539
3.00%, 8/15/31	105,000	94,125
Union Electric Co.
5.20%, 4/1/34	250,000	255,680
Union Pacific Corp.
4.75%, 2/21/26	25,000	25,063
6.63%, 2/1/29	358,000	388,096
3.35%, 8/15/46	500,000	377,666
3.25%, 2/5/50	250,000	181,620
2.95%, 3/10/52	125,000	84,433
3.50%, 2/14/53	200,000	149,860
3.84%, 3/20/60	200,000	152,984
4.10%, 9/15/67	107,000	84,522
3.80%, 4/6/71	160,000	117,364
United Airlines Pass-Through Trust
4.00%, 4/11/26, Series 2014-1, Class A	19,423	19,141
3.75%, 9/3/26, Series 2014-2, Class A	178,183	174,212
3.45%, 7/7/28, Series 2016-1, Class A	18,919	17,630
4.15%, 8/25/31, Series 2019-1, Class AA	31,993	30,800
United Parcel Service, Inc.
3.05%, 11/15/27	49,000	47,293
3.75%, 11/15/47	130,000	103,786
4.25%, 3/15/49	200,000	172,484
5.05%, 3/3/53	335,000	324,725
5.50%, 5/22/54	250,000	259,004
UnitedHealth Group, Inc.
1.15%, 5/15/26	196,000	187,014
3.38%, 4/15/27(b)	105,000	102,717
3.70%, 5/15/27	10,000	9,849
3.88%, 12/15/28	129,000	126,347
4.95%, 1/15/32	250,000	252,608
4.63%, 7/15/35	750,000	735,982
3.50%, 8/15/39	600,000	499,995
4.75%, 7/15/45	102,000	95,527
4.20%, 1/15/47	893,000	762,649
5.05%, 4/15/53	250,000	239,977
5.38%, 4/15/54	250,000	250,633
3.88%, 8/15/59	350,000	268,460
6.05%, 2/15/63	100,000	109,396
5.50%, 4/15/64	373,000	376,857
Universal Health Services, Inc.
2.65%, 1/15/32	310,000	260,082
University of Miami
4.06%, 4/1/52, Series 2022(b)	195,000	164,113
Unum Group
5.75%, 8/15/42	122,000	124,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
4.50%, 12/15/49	$75,000	$62,837
Valero Energy Corp.
2.15%, 9/15/27	154,000	144,621
2.80%, 12/1/31	275,000	239,705
6.63%, 6/15/37	36,000	39,632
4.90%, 3/15/45	200,000	185,015
3.65%, 12/1/51	97,000	69,678
Valmont Industries, Inc.
5.00%, 10/1/44	55,000	51,819
Ventas Realty LP
4.00%, 3/1/28	115,000	112,662
2.50%, 9/1/31	170,000	146,572
5.63%, 7/1/34	250,000	258,058
Verisk Analytics, Inc.
5.50%, 6/15/45	125,000	123,787
3.63%, 5/15/50	70,000	52,530
Verizon Communications, Inc.
4.13%, 3/16/27	398,000	394,596
4.33%, 9/21/28	141,000	139,790
3.88%, 2/8/29	197,000	192,014
4.02%, 12/3/29	173,000	168,044
3.15%, 3/22/30	109,000	101,014
1.68%, 10/30/30	154,000	129,658
2.55%, 3/21/31	57,000	49,979
2.36%, 3/15/32	875,000	739,540
4.40%, 11/1/34	141,000	134,643
5.25%, 3/16/37	360,000	362,946
4.81%, 3/15/39	250,000	239,715
2.65%, 11/20/40	390,000	278,689
3.40%, 3/22/41	236,000	186,746
2.85%, 9/3/41	254,000	184,299
4.13%, 8/15/46	230,000	192,325
4.86%, 8/21/46	100,000	93,831
4.00%, 3/22/50	599,000	483,093
2.88%, 11/20/50	625,000	408,037
3.55%, 3/22/51	516,000	385,043
5.50%, 2/23/54	200,000	202,896
5.01%, 8/21/54	100,000	93,875
2.99%, 10/30/56	763,000	484,256
3.00%, 11/20/60	100,000	62,157
3.70%, 3/22/61	383,000	278,898
Viatris, Inc.
2.70%, 6/22/30	210,000	184,528
3.85%, 6/22/40	71,000	55,447
4.00%, 6/22/50	275,000	198,137
VICI Properties LP
5.75%, 4/1/34(b)	250,000	257,433
6.13%, 4/1/54	250,000	260,082
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	500,000	533,670
2.95%, 11/15/51(b)	50,000	33,359
5.70%, 8/15/53	450,000	471,736
Virginia Power Fuel Securitization LLC
4.88%, 5/1/31, Series A-2	800,000	807,380
VMware LLC
3.90%, 8/21/27	162,000	158,785
2.20%, 8/15/31	361,000	304,071
Vontier Corp.
2.95%, 4/1/31	110,000	96,052
Voya Financial, Inc.
4.80%, 6/15/46	52,000	46,606
4.70%, 1/23/48, (4.70% fixed rate until 1/23/28; Secured Overnight Financing Rate + 2.084% thereafter)(e)	235,000	218,932
Vulcan Materials Co.
3.90%, 4/1/27	20,000	19,741
4.50%, 6/15/47	80,000	70,372
4.70%, 3/1/48	255,000	232,608
5.70%, 12/1/54	200,000	207,507
Wachovia Corp.
5.50%, 8/1/35	189,000	194,420
Walt Disney Co.
1.75%, 1/13/26	500,000	485,325
6.65%, 11/15/37	250,000	287,971
3.50%, 5/13/40	250,000	208,468
5.40%, 10/1/43	150,000	153,809
4.75%, 11/15/46	200,000	186,906
4.70%, 3/23/50	250,000	234,261
3.60%, 1/13/51	250,000	194,502
Warnermedia Holdings, Inc.
3.76%, 3/15/27	800,000	775,223
5.05%, 3/15/42	875,000	740,939
5.14%, 3/15/52	568,000	457,529
5.39%, 3/15/62	525,000	420,415
Waste Connections, Inc.
3.50%, 5/1/29	161,000	154,134
2.20%, 1/15/32	231,000	194,441
Waste Management, Inc.
3.15%, 11/15/27	175,000	168,911
1.15%, 3/15/28	14,000	12,614
4.95%, 3/15/35	250,000	251,108
2.95%, 6/1/41	350,000	266,454
WEC Energy Group, Inc.
1.38%, 10/15/27	85,000	77,898
Wells Fargo & Co.
4.30%, 7/22/27	147,000	145,685
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(e)	270,000	254,885
4.15%, 1/24/29	600,000	588,633
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(e)	260,000	266,833
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(e)	500,000	514,209
5.95%, 12/15/36	132,000	138,566
5.61%, 1/15/44	500,000	500,143
3.90%, 5/1/45	150,000	124,115
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(e)	502,000	478,764
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(e)	500,000	448,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Wells Fargo Bank NA
6.60%, 1/15/38	$500,000	$565,272
Welltower OP LLC
4.25%, 4/15/28	70,000	69,124
4.13%, 3/15/29	185,000	181,071
3.10%, 1/15/30	218,000	201,222
2.80%, 6/1/31	175,000	155,327
Western Digital Corp.
2.85%, 2/1/29	93,000	83,518
3.10%, 2/1/32	315,000	266,470
Western Midstream Operating LP
4.05%, 2/1/30	250,000	237,971
5.45%, 11/15/34	250,000	248,616
5.25%, 2/1/50	220,000	198,241
Western Union Co.
1.35%, 3/15/26	100,000	95,496
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/28	149,000	148,846
Westlake Corp.
5.00%, 8/15/46	85,000	77,792
4.38%, 11/15/47	85,000	70,461
3.13%, 8/15/51	150,000	98,726
WestRock MWV LLC
8.20%, 1/15/30	36,000	41,427
Weyerhaeuser Co.
6.95%, 10/1/27	75,000	79,702
7.38%, 3/15/32	327,000	372,818
3.38%, 3/9/33	76,000	67,907
Whirlpool Corp.
2.40%, 5/15/31	205,000	171,957
4.60%, 5/15/50	228,000	182,723
Williams Cos., Inc.
3.75%, 6/15/27	149,000	145,872
4.90%, 3/15/29	500,000	502,776
2.60%, 3/15/31	130,000	113,757
5.65%, 3/15/33	200,000	207,067
5.15%, 3/15/34	150,000	150,063
6.30%, 4/15/40	305,000	330,311
5.75%, 6/24/44	67,000	68,266
5.10%, 9/15/45	206,000	195,691
5.80%, 11/15/54	150,000	155,564
Willis North America, Inc.
4.65%, 6/15/27	183,000	182,678
4.50%, 9/15/28	140,000	138,986
2.95%, 9/15/29	160,000	147,519
5.90%, 3/5/54	250,000	259,905
Wisconsin Electric Power Co.
4.30%, 10/15/48	200,000	175,111
Wisconsin Power & Light Co.
3.00%, 7/1/29	110,000	102,828
Workday, Inc.
3.50%, 4/1/27	239,000	233,814
WR Berkley Corp.
4.75%, 8/1/44	308,000	284,284
4.00%, 5/12/50	185,000	148,863
WRKCo, Inc.
4.00%, 3/15/28	74,000	72,270
3.00%, 6/15/33	85,000	73,151
WW Grainger, Inc.
4.45%, 9/15/34	200,000	196,232
4.60%, 6/15/45	150,000	139,982
Xcel Energy, Inc.
1.75%, 3/15/27	160,000	149,955
3.40%, 6/1/30	90,000	83,793
2.35%, 11/15/31(b)	85,000	72,076
6.50%, 7/1/36(b)	130,000	144,299
Xylem, Inc.
1.95%, 1/30/28	95,000	88,100
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	153,000	158,877
Zoetis, Inc.
3.00%, 9/12/27	173,000	166,424
4.70%, 2/1/43	50,000	46,278
3.95%, 9/12/47	100,000	81,375
4.45%, 8/20/48	80,000	69,590
3.00%, 5/15/50	250,000	170,547
Total United States		375,729,953
TOTAL CORPORATE BONDS
(Cost: $441,005,399)		433,077,454
FOREIGN GOVERNMENT AGENCIES — 0.2%
Japan — 0.2%
Japan Bank for International Cooperation
1.88%, 7/21/26	320,000	307,156
2.88%, 6/1/27	420,000	405,096
2.88%, 7/21/27	250,000	240,681
1.88%, 4/15/31	940,000	809,710
Japan International Cooperation Agency
2.13%, 10/20/26	250,000	239,453
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $2,168,277)		2,002,096
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Chile — 0.2%
Chile Government International Bonds
2.75%, 1/31/27	400,000	383,797
2.45%, 1/31/31	250,000	218,993
4.95%, 1/5/36	480,000	471,835
3.10%, 5/7/41	282,000	212,274
4.00%, 1/31/52(b)	500,000	398,529
Total Chile		1,685,428
Hungary — 0.0%
Hungary Government International Bonds
7.63%, 3/29/41	173,000	196,604
Indonesia — 0.3%
Indonesia Government International Bonds
4.10%, 4/24/28	260,000	254,594
2.85%, 2/14/30	550,000	500,028
4.35%, 1/11/48	425,000	372,997
5.35%, 2/11/49	200,000	202,207
4.20%, 10/15/50	220,000	186,497
5.45%, 9/20/52	600,000	604,258
4.45%, 4/15/70	387,000	325,398
Total Indonesia		2,445,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Israel — 0.1%
Israel Government International Bonds
5.75%, 3/12/54	$400,000	$384,570
State of Israel
2.50%, 1/15/30(b)	200,000	175,959
Total Israel		560,529
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	550,000	503,358
4.00%, 10/17/49	550,000	417,031
Total Italy		920,389
Mexico — 0.6%
Mexico Government International Bonds
11.50%, 5/15/26	55,000	60,752
3.25%, 4/16/30	1,175,000	1,048,627
2.66%, 5/24/31	1,163,000	970,890
4.75%, 4/27/32	380,000	355,389
6.35%, 2/9/35	250,000	252,773
6.00%, 5/7/36	550,000	538,030
6.05%, 1/11/40	102,000	98,661
4.28%, 8/14/41	275,000	213,616
4.75%, 3/8/44	354,000	283,934
5.55%, 1/21/45(b)	750,000	680,898
4.60%, 1/23/46	550,000	422,000
4.50%, 1/31/50	303,000	227,315
4.40%, 2/12/52	290,000	208,962
6.40%, 5/7/54	200,000	189,075
3.77%, 5/24/61	745,000	457,769
5.75%, 10/12/10	210,000	170,456
Total Mexico		6,179,147
Panama — 0.3%
Panama Government International Bonds
8.88%, 9/30/27	330,000	359,442
9.38%, 4/1/29	200,000	226,398
3.30%, 1/19/33	800,000	639,252
6.70%, 1/26/36	235,000	232,703
4.50%, 4/16/50	300,000	202,901
4.30%, 4/29/53	295,000	191,084
4.50%, 4/1/56	525,000	344,528
3.87%, 7/23/60	300,000	173,541
4.50%, 1/19/63	640,000	415,795
Total Panama		2,785,644
Peru — 0.2%
Peru Government International Bonds
4.13%, 8/25/27	64,000	62,736
8.75%, 11/21/33	190,000	232,601
3.00%, 1/15/34	346,000	287,741
6.55%, 3/14/37	205,000	222,489
3.30%, 3/11/41	500,000	380,601
5.63%, 11/18/50	70,000	68,950
5.88%, 8/8/54	615,000	618,732
3.60%, 1/15/72	313,000	205,643
3.23%, 7/28/21	110,000	63,117
Total Peru		2,142,610
Philippines — 0.5%
Bangko Sentral ng Pilipinas International Bonds
8.60%, 6/15/27	300,000	325,876
Philippines Government International Bonds
3.00%, 2/1/28	1,370,000	1,298,987
9.50%, 2/2/30	180,000	218,388
6.38%, 1/15/32	160,000	173,673
5.00%, 1/13/37	500,000	496,856
3.95%, 1/20/40	480,000	415,995
3.70%, 3/1/41	200,000	166,024
3.70%, 2/2/42	455,000	374,430
2.65%, 12/10/45	350,000	233,504
3.20%, 7/6/46	850,000	620,594
Total Philippines		4,324,327
Poland — 0.0%
Republic of Poland Government International Bonds
3.25%, 4/6/26	275,000	270,493
5.50%, 4/4/53	250,000	242,883
Total Poland		513,376
Uruguay — 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	355,000	347,541
7.63%, 3/21/36	260,000	313,350
4.13%, 11/20/45	244,000	214,403
5.10%, 6/18/50	415,000	399,615
4.98%, 4/20/55	475,000	441,457
Total Uruguay		1,716,366
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $25,774,685)		23,470,399
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
United States — 6.5%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	423,908
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	423,906
3.25%, 7/15/60, Series 2017-BNK6, Class A4	946,288	911,345
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,902,230	1,743,278
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	721,684
2.13%, 9/15/64, Series 2021-BNK36, Class A2	750,000	699,830
BANK5
6.26%, 4/15/56, Series 2023-5YR1, Class A3*(e)	500,000	518,851
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	340,537
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5*(e)	520,000	476,672
4.60%, 6/15/55, Series 2022-C16, Class A5*(e)	500,000	490,553

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
6.80%, 11/15/56, Series 2023-C22, Class A5*(e)	$700,000	$793,733
5.63%, 9/15/57, Series 2024-5C29, Class AS	400,000	406,208
Benchmark Mortgage Trust
2.70%, 9/15/43, Series 2020-IG1, Class A1	289,558	276,694
3.94%, 7/15/51, Series 2018-B5, Class A3	1,000,000	967,310
2.48%, 2/15/53, Series 2020-B16, Class A4	400,000	359,970
4.51%, 5/15/53, Series 2018-B7, Class A4*(e)	625,000	613,638
1.98%, 8/15/54, Series 2021-B28, Class ASB	250,000	223,243
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	344,710
3.46%, 3/15/55, Series 2022-B33, Class A5	350,000	316,736
3.79%, 4/15/55, Series 2022-B34, Class A5*(e)	250,000	227,558
6.54%, 5/15/55, Series 2023-V2, Class AS*(e)	500,000	520,063
5.52%, 4/15/56, Series 2023-B38, Class A4	354,000	367,705
6.42%, 1/10/57, Series 2024-V5, Class AM*(e)	325,000	339,809
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	954,655
BMO Mortgage Trust
4.97%, 7/15/54, Series 2022-C2, Class A5*(e)	500,000	500,297
5.96%, 9/15/56, Series 2023-C6, Class A5*(e)	500,000	534,331
5.86%, 2/15/57, Series 2024-5C5, Class A3	240,000	248,759
5.60%, 3/15/57, Series 2024-C8, Class A5*(e)	500,000	520,892
CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	525,000	502,876
Citigroup Commercial Mortgage Trust
3.15%, 11/15/49, Series 2016-C3, Class A4	616,000	593,540
3.20%, 9/15/50, Series 2017-P8, Class A3	500,000	479,342
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	433,756
2.69%, 8/10/56, Series 2019-GC41, Class A2	116,426	113,883
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	226,200
COMM Mortgage Trust
3.76%, 8/10/48, Series 2015-CR25, Class A4	250,000	247,906
3.63%, 10/10/48, Series 2015-CR26, Class A4	300,000	295,304
2.87%, 8/15/57, Series 2019-GC44, Class ASB	499,991	477,570
CSAIL Commercial Mortgage Trust
3.49%, 11/15/48, Series 2016-C5, Class A4	80,938	79,983
3.76%, 11/15/48, Series 2016-C5, Class A5	550,000	543,454
4.22%, 8/15/51, Series 2018-CX12, Class A4*(e)	779,577	759,403
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.31%, 9/25/25, Series K051, Class A2	1,556	1,539
2.57%, 7/25/26, Series K057, Class A2	650,000	631,486
2.96%, 7/25/26, Series K060, Class A1	15,468	15,245
3.41%, 12/25/26, Series K062, Class A2	500,000	489,959
3.43%, 1/25/27, Series K063, Class A2*(e)	350,000	342,980
3.12%, 6/25/27, Series K066, Class A2	750,000	726,877
3.19%, 7/25/27, Series K067, Class A2	200,000	193,873
3.19%, 9/25/27, Series K069, Class A2*(e)	620,753	600,946
1.20%, 12/25/27, Series K741, Class AM	275,000	249,320
1.60%, 12/25/27, Series K741, Class A2	500,000	460,788
3.35%, 1/25/28, Series K073, Class A2	1,250,000	1,211,662
4.82%, 6/25/28, Series K505, Class A2	1,100,000	1,110,237
3.93%, 7/25/28, Series K080, Class A2*(e)	400,000	393,298
4.86%, 10/25/28, Series K511, Class A2	750,000	758,713
5.36%, 1/25/29, Series K517, Class A2*(e)	1,500,000	1,545,656
2.12%, 3/25/29, Series K749, Class A2*(e)	350,000	320,050
2.79%, 6/25/29, Series K095, Class A2	2,000,000	1,869,274
3.00%, 9/25/29, Series K750, Class A2	260,000	245,054
1.23%, 10/25/29, Series K107, Class A1	319,464	297,359
2.07%, 1/25/30, Series K106, Class A2	2,000,000	1,787,036
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,275,913
1.55%, 10/25/30, Series K121, Class A2	500,000	425,755
1.66%, 12/25/30, Series K124, Class A2	340,000	290,295
3.90%, 12/25/30, Series K158, Class A2*(e)	1,500,000	1,454,568
2.11%, 1/25/31, Series K127, Class A2	1,000,000	875,439
2.13%, 11/25/31, Series K136, Class A2	1,000,000	861,206
2.58%, 5/25/32, Series K145, Class A2	700,000	615,820
2.92%, 6/25/32, Series K146, Class A2	500,000	450,115
3.46%, 11/25/32, Series K154, Class A3*(e)	600,000	558,740
4.50%, 7/25/33, Series K159, Class A2*(e)	1,000,000	996,819
4.90%, 10/25/33, Series K-161, Class A2	300,000	307,458
5.15%, 12/25/33, Series K-162, Class A2	600,000	625,373
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,428,015	1,370,776
2.89%, 6/25/29, Series 2019-M12, Class A2*(e)	325,239	306,116
2.44%, 10/25/29, Series 2020-M1, Class A2	2,000,000	1,832,007
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	126,591
1.52%, 11/25/30, Series 2021-M1G, Class A2*(e)	1,000,000	843,645
1.29%, 1/25/31, Series 2021-M3G, Class A2*(e)	260,000	216,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
3.61%, 2/25/31, Series 2019-M4, Class A2	$1,819,374	$1,726,819
1.76%, 11/25/31, Series 2022-M3, Class A2*(e)	1,000,000	832,632
2.00%, 1/25/32, Series 2022-M10, Class A2*(e)	1,000,000	845,706
2.68%, 6/25/32, Series 2022-M13, Class A2*(e)	400,000	352,394
4.65%, 4/25/33, Series 2023-M1S, Class A2*(e)	100,000	99,454
2.94%, 7/25/39, Series 2016-M11, Class AL	141,361	128,809
GS Mortgage Securities Trust
3.43%, 8/10/50, Series 2017-GS7, Class A4	500,000	476,599
3.99%, 3/10/51, Series 2018-GS9, Class A4*(e)	750,000	716,573
2.90%, 2/13/53, Series 2020-GC45, Class A2	613,129	592,747
1.66%, 12/12/53, Series 2020-GSA2, Class AAB	780,000	722,272
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49, Series 2016-JP4, Class A4*(e)	132,000	128,204
Morgan Stanley Bank of America Merrill Lynch Trust
3.08%, 3/15/48, Series 2015-C21, Class A3	33,332	32,825
3.31%, 4/15/48, Series 2015-C22, Class A4	600,000	595,932
3.54%, 1/15/49, Series 2016-C28, Class A4	1,000,000	978,680
Morgan Stanley Capital I Trust
3.59%, 3/15/49, Series 2016-UBS9, Class A4	278,000	272,707
3.53%, 6/15/50, Series 2017-H1, Class A5	500,000	482,526
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	977,026
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	387,959
UBS Commercial Mortgage Trust
3.49%, 8/15/50, Series 2017-C2, Class A4	1,000,000	970,346
Wells Fargo Commercial Mortgage Trust
2.93%, 7/15/48, Series 2016-C35, Class A4	525,000	507,862
3.37%, 10/15/49, Series 2016-LC24, Class AS	860,000	816,707
3.42%, 9/15/50, Series 2017-C39, Class A5	500,000	478,514
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	313,838
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	681,275
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	138,339
4.00%, 4/15/55, Series 2022-C62, Class A4*(e)	100,000	93,944
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $61,801,069)		61,055,168
MUNICIPAL BONDS — 0.1%
United States — 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%, 12/1/40, Series A	485,149	550,746
Los Angeles County Public Works Financing Authority
7.62%, 8/1/40	100,000	121,095
Municipal Electric Authority of Georgia
6.64%, 4/1/57, Series A	251,000	281,968
Sales Tax Securitization Corp.
4.64%, 1/1/40, Series A	90,000	88,599
San Jose Redevelopment Successor Agency
3.38%, 8/1/34, Series A-T	60,000	54,985
State of Illinois
6.63%, 2/1/35, Series 1	84,615	89,029
University of California
4.86%, 5/15/12, Series AD	56,000	51,189
TOTAL MUNICIPAL BONDS
(Cost: $1,335,397)		1,237,611
ASSET-BACKED SECURITIES — 4.8%
United States — 4.8%
Ally Auto Receivables Trust
5.07%, 10/16/28, Series 2022-3, Class A4	500,000	502,714
American Express Credit Account Master Trust
4.87%, 5/15/28, Series 2023-1, Class A	500,000	502,453
5.23%, 4/15/29, Series 2024-1, Class A	1,000,000	1,018,212
4.80%, 5/15/30, Series 2023-2, Class A	600,000	608,244
5.24%, 4/15/31, Series 2024-2, Class A	540,000	558,139
AmeriCredit Automobile Receivables Trust
5.84%, 7/18/29, Series 2023-2, Class B	500,000	511,234
BA Credit Card Trust
4.79%, 5/15/28, Series 2023-A1, Class A1	1,700,000	1,706,409
4.98%, 11/15/28, Series 2023-A2, Class A2	200,000	201,996
BMW Vehicle Lease Trust
5.98%, 2/25/27, Series 2023-2, Class A4	440,000	446,799
Bridgecrest Lending Auto Securitization Trust
5.83%, 5/15/30, Series 2024-3, Class D	500,000	504,236
Capital One Multi-Asset Execution Trust
4.42%, 5/15/28, Series 2023-A1, Class A	800,000	799,364
2.06%, 8/15/28, Series 2019-A3, Class A3	700,000	672,413
1.39%, 7/15/30, Series 2021-A2, Class A2	1,600,000	1,437,911
Capital One Prime Auto Receivables Trust
4.76%, 8/15/28, Series 2023-1, Class A4	550,000	552,718
CarMax Auto Owner Trust
1.03%, 12/15/26, Series 2021-2, Class B	500,000	489,523
5.05%, 1/18/28, Series 2023-2, Class A3	1,300,000	1,305,512
4.92%, 10/16/28, Series 2024-1, Class A3	250,000	251,543
5.50%, 1/16/29, Series 2024-2, Class A3	500,000	508,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

Investments in Long Securities	Principal Amount	Value
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	$275,000	$278,240
4.60%, 1/16/29, Series 2024-A1, Class A	1,000,000	1,004,046
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	307,045
CNH Equipment Trust
0.70%, 5/17/27, Series 2021-B, Class A4	1,000,000	966,300
Discover Card Execution Note Trust
4.31%, 3/15/28, Series 2023-A1, Class A	500,000	498,763
Exeter Automobile Receivables Trust
5.65%, 12/15/27, Series 2024-3A, Class A3	500,000	503,599
5.57%, 9/15/28, Series 2024-3A, Class B	500,000	504,421
Ford Credit Auto Lease Trust
5.06%, 5/15/27, Series 2024-A, Class A3	1,000,000	1,004,537
Ford Credit Auto Owner Trust
5.30%, 3/15/28, Series 2022-D, Class A4	550,000	556,451
5.23%, 5/15/28, Series 2023-B, Class A3	300,000	302,531
4.07%, 7/15/29, Series 2024-C, Class A3	750,000	744,393
5.01%, 9/15/29, Series 2024-A, Class A4	500,000	507,376
GM Financial Automobile Leasing Trust
5.38%, 11/20/26, Series 2023-3, Class A3	300,000	301,374
5.39%, 7/20/27, Series 2024-2, Class A3	1,500,000	1,517,141
GM Financial Consumer Automobile Receivables Trust
4.85%, 12/18/28, Series 2024-1, Class A3	2,050,000	2,062,682
Harley-Davidson Motorcycle Trust
5.29%, 12/15/31, Series 2024-A, Class A4	500,000	511,378
Honda Auto Receivables Owner Trust
3.76%, 12/18/28, Series 2022-2, Class A4	1,426,000	1,413,394
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,018,761
Hyundai Auto Receivables Trust
5.54%, 10/16/28, Series 2023-C, Class A3	1,000,000	1,015,958
5.04%, 9/16/30, Series 2024-B, Class B	1,000,000	1,009,797
John Deere Owner Trust
5.18%, 3/15/28, Series 2023-B, Class A3	1,000,000	1,006,689
4.96%, 11/15/28, Series 2024-A, Class A3	100,000	100,871
Mercedes-Benz Auto Receivables Trust
5.95%, 11/15/28, Series 2023-2, Class A3	650,000	662,468
Nissan Auto Lease Trust
4.91%, 4/15/27, Series 2024-A, Class A3	340,000	341,391
Nissan Auto Receivables Owner Trust
5.93%, 3/15/28, Series 2023-B, Class A3	500,000	507,741
5.28%, 12/15/28, Series 2024-A, Class A3	500,000	506,614
5.18%, 4/15/31, Series 2024-A, Class A4	500,000	510,019
Santander Drive Auto Receivables Trust
5.23%, 12/15/28, Series 2024-1, Class B	1,000,000	1,006,023
3.76%, 7/16/29, Series 2022-2, Class C	500,000	493,929
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	1,000,000	1,014,655
5.04%, 3/15/30, Series 2024-A1, Class A	1,000,000	1,010,128
Toyota Auto Receivables Owner Trust
3.77%, 2/15/28, Series 2022-C, Class A4	274,000	270,526
4.71%, 2/15/28, Series 2023-B, Class A3	800,000	801,634
5.54%, 8/15/28, Series 2023-D, Class A3	395,000	401,193
4.83%, 11/15/29, Series 2024-C, Class A4	1,240,000	1,254,391
Verizon Master Trust
3.67%, 1/22/29, Series 2022-6, Class A	1,850,000	1,837,963
4.49%, 1/22/29, Series 2023-1, Class A	500,000	499,863
4.17%, 8/20/30, Series 2024-6, Class A1A	750,000	745,383
Volkswagen Auto Loan Enhanced Trust
5.02%, 6/20/28, Series 2023-1, Class A3	180,000	181,064
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	257,100
WF Card Issuance Trust
4.94%, 2/15/29, Series 2024-A1, Class A	1,000,000	1,010,513
World Financial Network Credit Card Master Note Trust
4.62%, 5/15/31, Series 2024-B, Class A	250,000	250,144
World Omni Auto Receivables Trust
1.90%, 3/15/28, Series 2022-A, Class A4	350,000	338,908
5.27%, 9/17/29, Series 2024-B, Class A3	1,000,000	1,015,778
World Omni Automobile Lease Securitization Trust
5.25%, 9/17/29, Series 2024-A, Class A4	400,000	405,288
TOTAL ASSET-BACKED SECURITIES
(Cost: $45,002,789)		45,036,629
Investments in Long Securities	Principal Amount	Value
REPURCHASE AGREEMENT — 3.4%
United States — 3.4%
Citigroup, Inc., tri-party repurchase agreement dated 11/29/24 (tri-party custodian: The Bank of New York Mellon Corp.), 4.58% due 12/02/24; Proceeds at maturity – $32,242,301 (fully collateralized by U.S. Treasury Note, 0.38% due 11/30/25; Market value including accrued interest – $32,874,614)
(Cost: $32,230,000)	32,230,000	32,230,000
Investments in Long Securities	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.3%
United States — 1.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(f)
(Cost: $11,899,754)	11,899,754	11,899,754
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS — 104.2%
(Cost: $1,008,014,872)		983,922,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

TBA Sale Commitments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS — (0.4)%
Uniform Mortgage-Backed Securities — (0.4)%
2.00%, 12/15/39(c)	$(375,000)	$(336,380)
2.50%, 12/15/39(c)	(625,000)	(575,363)
3.00%, 12/15/39(c)	(375,000)	(353,225)
4.00%, 12/15/39(c)	(75,000)	(72,951)
2.50%, 12/1/54(c)	(550,000)	(460,783)
3.00%, 12/1/54(c)	(800,000)	(698,334)
2.00%, 12/15/54(c)	(1,225,000)	(983,191)
TOTAL TBA SALE COMMITMENTS
(Proceeds: $3,449,293)		(3,480,227)
Other Liabilities less Assets — (3.8)%		(36,114,848)
NET ASSETS — 100.0%		$944,327,332

*	Variable coupon rate based on weighted average interest rate of underlying mortgage.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2024.
(b)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,542,650 and the total market value of the collateral held by the Fund was $11,899,754.
(c)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(d)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of November 30, 2024 on securities with variable or step rates
(f)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

November 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$151,029,127	$–	$151,029,127
U.S. Government Obligations	–	222,884,169	–	222,884,169
Corporate Bonds	–	433,077,454	–	433,077,454
Foreign Government Agencies	–	2,002,096	–	2,002,096
Foreign Government Obligations	–	23,470,399	–	23,470,399
Commercial Mortgage-Backed Securities	–	61,055,168	–	61,055,168
Municipal Bonds	–	1,237,611	–	1,237,611
Asset-Backed Securities	–	45,036,629	–	45,036,629
Repurchase Agreement	–	32,230,000	–	32,230,000
Investment of Cash Collateral for Securities Loaned	–	11,899,754	–	11,899,754
Total Investments in Securities	$–	$983,922,407	$–	$983,922,407
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$–	$(3,480,227)	$–	$(3,480,227)
Total - Net	$–	$980,442,180	$–	$980,442,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES — 3.2%
Federal Agricultural Mortgage Corp. — 0.6%
3.88%, 9/3/26	$200,000	$198,328
Federal Farm Credit Bank — 0.6%
2.20%, 2/23/27	200,000	190,804
Federal Home Loan Bank — 0.3%
3.00%, 9/11/26	25,000	24,486
0.92%, 2/26/27	20,000	18,582
2.00%, 12/14/29	30,000	27,140
4.75%, 3/14/31	20,000	20,493
Total Federal Home Loan Bank		90,701
Federal Home Loan Bank Discount Notes — 0.7%
4.60%, 12/11/24(a)	250,000	249,613
Federal Home Loan Mortgage Corp. — 0.2%
0.38%, 9/23/25	38,000	36,792
6.75%, 9/15/29	20,000	22,313
Total Federal Home Loan Mortgage Corp.		59,105
Uniform Mortgage-Backed Securities — 0.8%
1.50%, 12/15/39(b)	90,000	78,586
2.00%, 12/15/39(b)	138,000	123,788
2.50%, 12/15/39(b)	61,000	56,155
Total Uniform Mortgage-Backed Securities		258,529
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,051,023)		1,047,080
U.S. GOVERNMENT OBLIGATIONS — 26.1%
U.S. Treasury Bills — 3.2%
4.62%, 12/5/24*	825,000	824,696
4.74%, 12/17/24*	250,000	249,528
Total U.S. Treasury Bills		1,074,224
U.S. Treasury Notes — 22.9%
0.50%, 3/31/25	310,700	306,816
0.25%, 5/31/25	1,961,500	1,922,002
4.88%, 11/30/25	128,500	129,137
0.38%, 1/31/26	50,000	47,777
0.75%, 4/30/26	306,000	291,423
0.75%, 5/31/26	940,000	892,908
0.63%, 7/31/26	500,700	472,086
4.13%, 10/31/26(c)	300,000	299,689
2.75%, 4/30/27	61,500	59,581
0.50%, 5/31/27	3,215,000	2,940,344
2.75%, 7/31/27	88,500	85,468
3.88%, 10/15/27	150,000	149,098
3.50%, 1/31/28	1,100	1,080
3.75%, 12/31/28	500	494
Total U.S. Treasury Notes		7,597,903
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,597,364)		8,672,127
CORPORATE BONDS — 47.0%
Australia — 0.1%
BHP Billiton Finance USA Ltd.
6.42%, 3/1/26	5,000	5,114
5.25%, 9/8/26	5,000	5,061
5.10%, 9/8/28	5,000	5,100
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	5,000	5,422
Westpac Banking Corp.
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(d)	15,000	14,785
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	8,000	7,627
Total Australia		43,109
Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26	10,000	9,904
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	10,000	9,896
4.75%, 1/23/29	34,000	34,372
Total Belgium		54,172
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	5,000	4,766
Brazil — 0.0%
Suzano Austria GmbH
2.50%, 9/15/28	8,000	7,264
Canada — 2.0%
Algonquin Power & Utilities Corp.
5.37%, 6/15/26(d)	15,000	15,105
Bank of Montreal
1.85%, 5/1/25	1,000	988
0.95%, 1/22/27, (0.949% fixed rate until 1/22/26; Secured Overnight Financing Rate + 0.603% thereafter)(d)	110,000	105,400
Bank of Nova Scotia
1.05%, 3/2/26	40,000	38,319
1.35%, 6/24/26	5,000	4,766
2.70%, 8/3/26	10,000	9,701
1.30%, 9/15/26	10,000	9,449
5.35%, 12/7/26	10,000	10,154
1.95%, 2/2/27	5,000	4,738
5.25%, 6/12/28	5,000	5,110
Brookfield Finance, Inc.
4.25%, 6/2/26	5,000	4,971
3.90%, 1/25/28	10,000	9,801
4.85%, 3/29/29	10,000	10,042
Canadian Imperial Bank of Commerce
1.25%, 6/22/26	20,000	19,014
5.62%, 7/17/26	15,000	15,221
5.93%, 10/2/26	5,000	5,115
5.26%, 4/8/29	17,000	17,353
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(d)	6,000	5,950
Canadian National Railway Co.
2.75%, 3/1/26	5,000	4,893
Canadian Natural Resources Ltd.
3.85%, 6/1/27	16,000	15,687
Canadian Pacific Railway Co.
1.75%, 12/2/26	12,000	11,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Cenovus Energy, Inc.
4.25%, 4/15/27	$5,000	$4,948
CGI, Inc.
1.45%, 9/14/26	5,000	4,722
Enbridge, Inc.
1.60%, 10/4/26	5,000	4,733
5.90%, 11/15/26	10,000	10,224
4.25%, 12/1/26	10,000	9,923
3.70%, 7/15/27	24,000	23,530
Fortis, Inc.
3.06%, 10/4/26	15,000	14,551
Kinross Gold Corp.
4.50%, 7/15/27	6,000	5,971
Magna International, Inc.
4.15%, 10/1/25	5,000	4,980
5.05%, 3/14/29	5,000	5,080
Manulife Financial Corp.
4.15%, 3/4/26	10,000	9,954
2.48%, 5/19/27	5,000	4,765
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(d)	10,000	9,785
Nutrien Ltd.
4.00%, 12/15/26	5,000	4,930
4.20%, 4/1/29	6,000	5,894
Rogers Communications, Inc.
3.63%, 12/15/25	10,000	9,878
2.90%, 11/15/26	5,000	4,826
3.20%, 3/15/27	15,000	14,513
Royal Bank of Canada
4.97%, 8/2/30, (4.969% fixed rate until 8/2/29; Secured Overnight Financing Rate + 1.10% thereafter)(d)	65,000	65,618
South Bow USA Infrastructure Holdings LLC
5.03%, 10/1/29(e)	7,000	6,956
TELUS Corp.
2.80%, 2/16/27	7,000	6,717
Thomson Reuters Corp.
3.35%, 5/15/26	5,000	4,912
Toronto-Dominion Bank
4.69%, 9/15/27	75,000	75,157
5.16%, 1/10/28	25,000	25,370
TransCanada PipeLines Ltd.
4.88%, 1/15/26	10,000	10,008
Total Canada		671,067
Chile — 0.0%
Enel Americas SA
4.00%, 10/25/26	7,000	6,874
China — 1.0%
Baidu, Inc.
1.72%, 4/9/26	200,000	192,061
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	14,000	13,723
Tencent Music Entertainment Group
1.38%, 9/3/25	110,000	107,012
Total China		312,796
Finland — 0.0%
Nokia OYJ
4.38%, 6/12/27	6,000	5,905
France — 0.0%
TotalEnergies Capital SA
3.88%, 10/11/28	10,000	9,819
Germany — 0.7%
Deutsche Bank AG
4.10%, 1/13/26	218,000	216,389
Ireland — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 1/30/26	300,000	289,756
Japan — 1.7%
Honda Motor Co. Ltd.
2.53%, 3/10/27	10,000	9,600
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/29	106,000	102,766
Mizuho Financial Group, Inc.
3.66%, 2/28/27	200,000	195,907
ORIX Corp.
4.65%, 9/10/29	10,000	9,959
Sumitomo Mitsui Financial Group, Inc.
3.54%, 1/17/28	185,000	179,257
Toyota Motor Corp.
2.76%, 7/2/29	82,000	76,507
Total Japan		573,996
Luxembourg — 0.0%
ArcelorMittal SA
4.25%, 7/16/29	3,000	2,946
Mexico — 0.0%
Southern Copper Corp.
3.88%, 4/23/25	6,000	5,967
Netherlands — 0.6%
ING Groep NV
1.73%, 4/1/27, (1.726% fixed rate until 4/1/26; Secured Overnight Financing Rate + 1.005% thereafter)(d)	200,000	191,785
Spain — 0.3%
Banco Santander SA
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(d)	101,000	99,216
Switzerland — 0.4%
ABB Finance USA, Inc.
3.80%, 4/3/28	5,000	4,924
UBS AG
1.25%, 8/7/26	135,000	127,871
Total Switzerland		132,795
United Kingdom — 3.7%
Astrazeneca Finance LLC
1.20%, 5/28/26	135,000	128,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Barclays PLC
5.20%, 5/12/26	$200,000	$200,266
BAT Capital Corp.
3.56%, 8/15/27	52,000	50,531
BAT International Finance PLC
1.67%, 3/25/26	19,000	18,259
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	15,000	14,765
HSBC Holdings PLC
5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(d)	200,000	203,661
Lloyds Banking Group PLC
3.57%, 11/7/28, (3.574% fixed rate until 11/7/27; Secured Overnight Financing Rate + 1.205% thereafter)(d)	200,000	192,851
NatWest Group PLC
1.64%, 6/14/27, (1.642% fixed rate until 6/14/26; 1-year Constant Maturity Treasury Rate + 0.90% thereafter)(d)	200,000	190,447
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(d)	141,000	133,823
Smith & Nephew PLC
5.15%, 3/20/27	5,000	5,049
Unilever Capital Corp.
2.90%, 5/5/27	100,000	96,820
Total United Kingdom		1,235,334
United States — 35.4%
3M Co.
2.25%, 9/19/26	5,000	4,799
2.88%, 10/15/27	5,000	4,791
3.63%, 9/14/28	5,000	4,856
3.38%, 3/1/29	5,000	4,771
2.38%, 8/26/29	13,000	11,794
AbbVie, Inc.
3.60%, 5/14/25	7,000	6,978
2.95%, 11/21/26	110,000	106,875
4.80%, 3/15/27	15,000	15,121
Adobe, Inc.
2.15%, 2/1/27	5,000	4,779
AES Corp.
1.38%, 1/15/26	10,000	9,597
Aflac, Inc.
1.13%, 3/15/26	5,000	4,792
2.88%, 10/15/26	5,000	4,853
AGCO Corp.
5.45%, 3/21/27	5,000	5,067
Agilent Technologies, Inc.
2.75%, 9/15/29	7,000	6,420
Air Lease Corp.
1.88%, 8/15/26	15,000	14,295
2.20%, 1/15/27	10,000	9,500
5.10%, 3/1/29	18,000	18,268
Aircastle Ltd.
4.25%, 6/15/26	10,000	9,894
Albemarle Corp.
4.65%, 6/1/27	8,000	7,971
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	5,000	4,972
4.30%, 1/15/26	5,000	4,974
3.80%, 4/15/26	5,000	4,936
3.95%, 1/15/27	5,000	4,927
Allstate Corp.
0.75%, 12/15/25	5,000	4,808
3.28%, 12/15/26	5,000	4,883
Ally Financial, Inc.
2.20%, 11/2/28	9,000	8,124
Altria Group, Inc.
2.35%, 5/6/25	10,000	9,893
4.40%, 2/14/26	10,000	9,969
2.63%, 9/16/26	5,000	4,832
Amcor Finance USA, Inc.
3.63%, 4/28/26	5,000	4,919
Amcor Flexibles North America, Inc.
4.00%, 5/17/25	5,000	4,979
Ameren Corp.
3.65%, 2/15/26	5,000	4,935
5.70%, 12/1/26	5,000	5,096
1.95%, 3/15/27	5,000	4,720
Ameren Illinois Co.
3.80%, 5/15/28	5,000	4,896
American Airlines Pass-Through Trust
3.70%, 10/1/26, Series 2014-1, Class A	2,413	2,338
3.60%, 9/22/27, Series 2015-2, Class AA	2,987	2,887
3.58%, 1/15/28, Series 2016-1, Class AA	3,097	2,989
3.20%, 6/15/28, Series 2016-2, Class AA	3,260	3,092
3.00%, 10/15/28, Series 2016-3, Class AA	3,115	2,922
3.65%, 2/15/29, Series 2017-1, Class AA	3,194	3,054
American Express Co.
3.13%, 5/20/26	16,000	15,686
2.55%, 3/4/27	40,000	38,324
3.30%, 5/3/27	36,000	34,977
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(d)	33,000	33,946
American Honda Finance Corp.
1.30%, 9/9/26	5,000	4,726
2.30%, 9/9/26	5,000	4,816
2.35%, 1/8/27	5,000	4,791
4.90%, 3/12/27	15,000	15,138
4.70%, 1/12/28	28,000	28,226
3.50%, 2/15/28	5,000	4,857
2.00%, 3/24/28	5,000	4,617
5.13%, 7/7/28	5,000	5,098
American National Group, Inc.
5.00%, 6/15/27	6,000	5,989
American Tower Corp.
2.75%, 1/15/27	8,000	7,696
3.65%, 3/15/27	7,000	6,846
3.55%, 7/15/27	8,000	7,788
3.60%, 1/15/28	2,000	1,937
1.50%, 1/31/28	2,000	1,813
5.50%, 3/15/28	2,000	2,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
5.25%, 7/15/28	$2,000	$2,034
5.80%, 11/15/28	2,000	2,073
5.20%, 2/15/29	2,000	2,034
3.95%, 3/15/29	2,000	1,938
3.80%, 8/15/29	18,000	17,274
American Water Capital Corp.
3.45%, 6/1/29	7,000	6,662
Ameriprise Financial, Inc.
2.88%, 9/15/26	5,000	4,867
Amgen, Inc.
2.20%, 2/21/27	19,000	18,073
3.20%, 11/2/27	3,000	2,900
5.15%, 3/2/28	10,000	10,159
1.65%, 8/15/28	3,000	2,705
3.00%, 2/22/29	2,000	1,878
4.05%, 8/18/29	10,000	9,744
Amphenol Corp.
4.35%, 6/1/29	6,000	5,942
Analog Devices, Inc.
2.95%, 4/1/25	5,000	4,972
3.50%, 12/5/26	10,000	9,828
3.45%, 6/15/27	5,000	4,884
Aon Corp.
3.75%, 5/2/29	11,000	10,612
Aon North America, Inc.
5.13%, 3/1/27	10,000	10,115
Applied Materials, Inc.
3.30%, 4/1/27	10,000	9,767
Arch Capital Finance LLC
4.01%, 12/15/26	5,000	4,935
Archer-Daniels-Midland Co.
2.50%, 8/11/26	10,000	9,670
Ares Capital Corp.
7.00%, 1/15/27	10,000	10,367
5.95%, 7/15/29	12,000	12,236
AT&T, Inc.
1.70%, 3/25/26	38,000	36,598
2.95%, 7/15/26	10,000	9,758
4.35%, 3/1/29	47,000	46,588
Atmos Energy Corp.
3.00%, 6/15/27	5,000	4,835
Autodesk, Inc.
3.50%, 6/15/27	6,000	5,846
AutoZone, Inc.
5.10%, 7/15/29	8,000	8,136
Avnet, Inc.
4.63%, 4/15/26	5,000	4,976
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/26	10,000	9,703
2.55%, 10/13/26	5,000	4,760
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,766
3.34%, 12/15/27	11,000	10,625
Baltimore Gas & Electric Co.
2.40%, 8/15/26	5,000	4,831
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(d)	108,000	102,872
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(d)	53,000	50,614
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(d)	45,000	43,726
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(d)	129,000	124,066
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(c)(d)	70,000	63,967
Bank of New York Mellon Corp.
2.45%, 8/17/26	20,000	19,386
1.05%, 10/15/26	15,000	14,094
3.40%, 1/29/28	20,000	19,414
3.00%, 10/30/28	36,000	34,016
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(d)	22,000	22,286
Baxter International, Inc.
1.92%, 2/1/27	25,000	23,574
Becton Dickinson & Co.
5.08%, 6/7/29	14,000	14,211
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	5,000	4,807
Berry Global, Inc.
1.57%, 1/15/26	25,000	24,110
Biogen, Inc.
4.05%, 9/15/25	20,000	19,888
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	5,000	4,851
Black Hills Corp.
3.95%, 1/15/26	5,000	4,951
3.15%, 1/15/27	5,000	4,835
Blackstone Private Credit Fund
2.63%, 12/15/26	33,000	31,294
Blackstone Secured Lending Fund
3.63%, 1/15/26	10,000	9,821
2.75%, 9/16/26	10,000	9,577
2.13%, 2/15/27	5,000	4,675
Blue Owl Capital Corp.
3.75%, 7/22/25	5,000	4,955
4.25%, 1/15/26	5,000	4,948
3.40%, 7/15/26	10,000	9,685
2.63%, 1/15/27	5,000	4,712
Blue Owl Credit Income Corp.
3.13%, 9/23/26	5,000	4,794
4.70%, 2/8/27	5,000	4,904
6.60%, 9/15/29(e)	8,000	8,227
BNSF Funding Trust I
6.61%, 12/15/55, (6.613% fixed rate until 1/15/26; Secured Overnight Financing Rate + 2.350% thereafter)(d)	5,000	5,051

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Boardwalk Pipelines LP
5.95%, 6/1/26	$5,000	$5,062
4.80%, 5/3/29	5,000	4,979
Boeing Co.
2.75%, 2/1/26	144,000	140,165
3.20%, 3/1/29	24,000	22,190
Booking Holdings, Inc.
3.60%, 6/1/26	10,000	9,872
3.55%, 3/15/28	5,000	4,868
BorgWarner, Inc.
2.65%, 7/1/27	15,000	14,318
Boston Properties LP
3.40%, 6/21/29	7,000	6,491
BP Capital Markets America, Inc.
3.12%, 5/4/26	10,000	9,816
3.02%, 1/16/27	10,000	9,716
3.54%, 4/6/27	5,000	4,905
3.59%, 4/14/27	5,000	4,907
3.94%, 9/21/28	10,000	9,801
4.23%, 11/6/28	15,000	14,847
4.70%, 4/10/29	21,000	21,114
BP Capital Markets PLC
3.28%, 9/19/27	10,000	9,708
3.72%, 11/28/28	5,000	4,852
Brighthouse Financial, Inc.
3.70%, 6/22/27(c)	10,000	9,749
Bristol-Myers Squibb Co.
1.13%, 11/13/27	62,000	56,597
3.40%, 7/26/29	14,000	13,350
Brixmor Operating Partnership LP
4.13%, 6/15/26	5,000	4,955
3.90%, 3/15/27	5,000	4,902
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	35,000	34,502
Broadcom, Inc.
3.15%, 11/15/25	10,000	9,858
3.46%, 9/15/26	10,000	9,803
5.05%, 7/12/27	16,000	16,175
5.05%, 7/12/29	15,000	15,185
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	5,000	4,902
Bunge Ltd. Finance Corp.
1.63%, 8/17/25	5,000	4,889
3.25%, 8/15/26	10,000	9,765
Burlington Northern Santa Fe LLC
3.00%, 4/1/25	5,000	4,973
7.00%, 12/15/25	5,000	5,129
3.25%, 6/15/27	5,000	4,871
Cadence Design Systems, Inc.
4.30%, 9/10/29	9,000	8,902
Camden Property Trust
5.85%, 11/3/26	5,000	5,123
4.10%, 10/15/28	5,000	4,917
3.15%, 7/1/29	3,000	2,825
Campbell Soup Co.
5.30%, 3/20/26	5,000	5,035
5.20%, 3/19/27	5,000	5,073
Capital One Financial Corp.
3.75%, 3/9/27	15,000	14,677
7.15%, 10/29/27, (7.149% fixed rate until 10/29/26; Secured Overnight Financing Rate + 2.44% thereafter)(d)	10,000	10,407
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(d)	32,000	30,237
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(c)(d)	27,000	27,411
Cardinal Health, Inc.
3.41%, 6/15/27	19,000	18,471
Carrier Global Corp.
2.49%, 2/15/27	10,000	9,579
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	47,308
1.70%, 1/8/27	37,000	35,044
Cboe Global Markets, Inc.
3.65%, 1/12/27	5,000	4,919
CBRE Services, Inc.
4.88%, 3/1/26	5,000	5,003
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	10,000	9,565
3.28%, 12/1/28	3,000	2,810
Celanese U.S. Holdings LLC
1.40%, 8/5/26	5,000	4,671
6.17%, 7/15/27	28,000	28,590
Centene Corp.
2.45%, 7/15/28	8,000	7,248
CenterPoint Energy Houston Electric LLC
2.40%, 9/1/26, Series Z	5,000	4,819
3.00%, 2/1/27, Series AA	5,000	4,842
5.20%, 10/1/28	5,000	5,115
CenterPoint Energy Resources Corp.
5.25%, 3/1/28	5,000	5,102
CenterPoint Energy, Inc.
1.45%, 6/1/26	6,000	5,726
Charles Schwab Corp.
3.63%, 4/1/25	5,000	4,980
3.85%, 5/21/25	5,000	4,979
3.45%, 2/13/26	5,000	4,935
0.90%, 3/11/26	10,000	9,549
1.15%, 5/13/26	9,000	8,578
5.88%, 8/24/26	10,000	10,209
3.20%, 3/2/27	5,000	4,857
2.45%, 3/3/27	15,000	14,345
3.30%, 4/1/27	5,000	4,863
3.20%, 1/25/28	5,000	4,809
2.00%, 3/20/28	10,000	9,233
4.00%, 2/1/29	5,000	4,900
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(d)	10,000	10,294
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(d)	10,000	10,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	$15,000	$15,328
2.25%, 1/15/29	12,000	10,674
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	15,000	15,123
Chubb INA Holdings LLC
3.35%, 5/3/26	15,000	14,771
Church & Dwight Co., Inc.
3.15%, 8/1/27	5,000	4,852
Cigna Group
4.50%, 2/25/26	15,000	14,986
1.25%, 3/15/26	16,000	15,318
5.00%, 5/15/29	22,000	22,282
Cincinnati Financial Corp.
6.92%, 5/15/28	5,000	5,373
Cintas Corp. No. 2
3.45%, 5/1/25	5,000	4,972
3.70%, 4/1/27	10,000	9,828
Cisco Systems, Inc.
4.80%, 2/26/27	10,000	10,104
4.85%, 2/26/29	21,000	21,369
Citigroup, Inc.
1.46%, 6/9/27, (1.462% fixed rate until 6/9/26; Secured Overnight Financing Rate + 0.77% thereafter)(d)	25,000	23,778
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(d)	20,000	19,284
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(d)	35,000	34,902
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(d)	20,000	19,433
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(d)	143,000	141,021
Citizens Financial Group, Inc.
2.85%, 7/27/26	15,000	14,537
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(d)	7,000	7,204
Cleco Corporate Holdings LLC
3.74%, 5/1/26	5,000	4,902
CMS Energy Corp.
3.00%, 5/15/26	3,000	2,926
CNA Financial Corp.
3.45%, 8/15/27	10,000	9,710
CNH Industrial Capital LLC
5.10%, 4/20/29	13,000	13,171
Coca-Cola Co.
2.90%, 5/25/27	20,000	19,386
1.45%, 6/1/27	5,000	4,674
1.50%, 3/5/28	5,000	4,589
1.00%, 3/15/28	10,000	9,040
Colgate-Palmolive Co.
4.60%, 3/1/28	8,000	8,165
Columbia Pipeline Group, Inc.
4.50%, 6/1/25	10,000	9,975
Comcast Corp.
2.35%, 1/15/27	10,000	9,573
5.35%, 11/15/27	5,000	5,123
3.15%, 2/15/28	15,000	14,399
3.55%, 5/1/28	20,000	19,392
4.15%, 10/15/28	35,000	34,543
CommonSpirit Health
1.55%, 10/1/25	5,000	4,871
6.07%, 11/1/27	5,000	5,194
Commonwealth Edison Co.
2.55%, 6/15/26	5,000	4,855
2.95%, 8/15/27, Series 122	5,000	4,818
3.70%, 8/15/28	5,000	4,870
Conagra Brands, Inc.
5.30%, 10/1/26	5,000	5,054
4.85%, 11/1/28	6,000	6,022
Concentrix Corp.
6.65%, 8/2/26	10,000	10,200
ConocoPhillips Co.
6.95%, 4/15/29	11,000	12,089
Conopco, Inc.
7.25%, 12/15/26, Series E	2,000	2,109
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27, Series B	5,000	4,810
4.00%, 12/1/28, Series D	5,000	4,917
Constellation Brands, Inc.
3.70%, 12/6/26	5,000	4,916
3.15%, 8/1/29	16,000	14,946
Constellation Energy Generation LLC
3.25%, 6/1/25	10,000	9,915
Consumers Energy Co.
4.90%, 2/15/29	15,000	15,204
Corebridge Financial, Inc.
3.85%, 4/5/29	11,000	10,605
Costco Wholesale Corp.
3.00%, 5/18/27	10,000	9,744
1.38%, 6/20/27	10,000	9,304
Coterra Energy, Inc.
4.38%, 3/15/29	6,000	5,854
Crown Castle, Inc.
3.70%, 6/15/26	10,000	9,844
1.05%, 7/15/26	10,000	9,428
2.90%, 3/15/27	10,000	9,620
3.65%, 9/1/27	19,000	18,483
5.60%, 6/1/29	8,000	8,243
CSX Corp.
2.60%, 11/1/26	10,000	9,668
4.25%, 3/15/29	15,000	14,870
CubeSmart LP
4.00%, 11/15/25	10,000	9,925
3.13%, 9/1/26	5,000	4,859
CVS Health Corp.
5.00%, 2/20/26	15,000	15,025
2.88%, 6/1/26	14,000	13,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
3.00%, 8/15/26	$10,000	$9,705
3.25%, 8/15/29	42,000	38,892
Darden Restaurants, Inc.
3.85%, 5/1/27	6,000	5,877
DCP Midstream Operating LP
5.13%, 5/15/29	4,000	4,051
Dell International LLC/EMC Corp.
5.30%, 10/1/29	26,000	26,599
Delta Air Lines Pass-Through Trust
2.00%, 6/10/28, Series 2020-1, Class AA	9,130	8,507
Diamondback Energy, Inc.
3.25%, 12/1/26	10,000	9,745
5.20%, 4/18/27	11,000	11,154
Digital Realty Trust LP
3.60%, 7/1/29	10,000	9,567
Discover Financial Services
4.50%, 1/30/26	15,000	14,943
4.10%, 2/9/27	20,000	19,752
Discovery Communications LLC
4.90%, 3/11/26	58,000	57,805
4.13%, 5/15/29	8,000	7,581
DOC DR LLC
4.30%, 3/15/27	5,000	4,961
Dollar General Corp.
3.88%, 4/15/27	12,000	11,759
Dollar Tree, Inc.
4.00%, 5/15/25	10,000	9,956
Dominion Energy, Inc.
3.90%, 10/1/25	10,000	9,929
1.45%, 4/15/26, Series A	5,000	4,784
2.85%, 8/15/26, Series D	5,000	4,850
3.60%, 3/15/27, Series B	5,000	4,906
DR Horton, Inc.
2.60%, 10/15/25	5,000	4,914
1.30%, 10/15/26	5,000	4,704
DTE Electric Co.
4.85%, 12/1/26	5,000	5,056
1.90%, 4/1/28, Series A	5,000	4,606
DTE Energy Co.
2.85%, 10/1/26	5,000	4,846
3.40%, 6/15/29, Series C	12,000	11,370
Duke Energy Carolinas LLC
3.95%, 11/15/28(c)	5,000	4,905
2.45%, 8/15/29	15,000	13,666
Duke Energy Florida LLC
3.20%, 1/15/27	5,000	4,883
3.80%, 7/15/28	20,000	19,558
Duke Energy Florida Project Finance LLC
2.54%, 9/1/29, Series 2026	7,242	6,889
Duke Energy Ohio, Inc.
3.65%, 2/1/29	5,000	4,831
Duke Energy Progress LLC
3.70%, 9/1/28	5,000	4,865
3.45%, 3/15/29	5,000	4,795
DuPont de Nemours, Inc.
4.49%, 11/15/25	20,000	19,933
4.73%, 11/15/28	3,000	3,028
DXC Technology Co.
1.80%, 9/15/26	10,000	9,456
Eaton Corp.
3.10%, 9/15/27	5,000	4,839
4.35%, 5/18/28	5,000	5,004
Eaton Vance Corp.
3.50%, 4/6/27	5,000	4,892
eBay, Inc.
1.40%, 5/10/26	10,000	9,551
3.60%, 6/5/27	13,000	12,728
Ecolab, Inc.
1.65%, 2/1/27	21,000	19,822
EIDP, Inc.
4.50%, 5/15/26	10,000	10,002
Elevance Health, Inc.
5.35%, 10/15/25	5,000	5,026
4.90%, 2/8/26	5,000	5,000
1.50%, 3/15/26	10,000	9,612
2.88%, 9/15/29	7,000	6,446
Eli Lilly & Co.
5.00%, 2/27/26	2,000	2,000
4.15%, 8/14/27	2,000	1,996
4.50%, 2/9/29	8,000	8,048
3.38%, 3/15/29	7,000	6,741
4.20%, 8/14/29	11,000	10,918
Emerson Electric Co.
1.80%, 10/15/27	21,000	19,586
Energy Transfer LP
4.75%, 1/15/26	10,000	9,994
6.05%, 12/1/26	10,000	10,246
4.40%, 3/15/27	10,000	9,940
5.25%, 7/1/29	9,000	9,162
4.15%, 9/15/29	22,000	21,392
EnLink Midstream Partners LP
4.85%, 7/15/26	10,000	9,996
Enstar Finance LLC
5.75%, 9/1/40, (5.75% fixed rate until 9/1/25; 5-year Constant Maturity Treasury Rate + 5.468% thereafter)(d)	5,000	4,959
5.50%, 1/15/42, (5.50% fixed rate until 1/15/27; 5-year Constant Maturity Treasury Rate + 4.01% thereafter)(d)	5,000	4,763
Entergy Arkansas LLC
4.00%, 6/1/28	5,000	4,915
Entergy Corp.
0.90%, 9/15/25	10,000	9,698
2.95%, 9/1/26	10,000	9,711
Entergy Louisiana LLC
2.40%, 10/1/26	5,000	4,818
3.12%, 9/1/27	5,000	4,826
3.25%, 4/1/28	5,000	4,795
Entergy Mississippi LLC
2.85%, 6/1/28	5,000	4,730
Enterprise Products Operating LLC
4.60%, 1/11/27	10,000	10,029
3.95%, 2/15/27	5,000	4,942
4.15%, 10/16/28	10,000	9,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(d)	$12,000	$11,581
EPR Properties
4.75%, 12/15/26	5,000	4,975
EQT Corp.
5.00%, 1/15/29	11,000	10,999
Equifax, Inc.
5.10%, 6/1/28	3,000	3,031
Equinix, Inc.
1.45%, 5/15/26	10,000	9,555
2.90%, 11/18/26	5,000	4,837
ERP Operating LP
3.38%, 6/1/25	5,000	4,968
2.85%, 11/1/26	5,000	4,850
3.25%, 8/1/27	5,000	4,842
3.50%, 3/1/28	5,000	4,866
4.15%, 12/1/28	5,000	4,939
Essential Utilities, Inc.
3.57%, 5/1/29	5,000	4,762
Essex Portfolio LP
3.38%, 4/15/26	10,000	9,821
Estee Lauder Cos., Inc.
3.15%, 3/15/27	5,000	4,852
Evergy Kansas Central, Inc.
2.55%, 7/1/26	5,000	4,852
3.10%, 4/1/27	5,000	4,859
Eversource Energy
2.90%, 3/1/27	38,000	36,574
Exelon Corp.
3.95%, 6/15/25	10,000	9,953
3.40%, 4/15/26	10,000	9,839
2.75%, 3/15/27	10,000	9,589
Expedia Group, Inc.
4.63%, 8/1/27	15,000	14,989
Extra Space Storage LP
3.50%, 7/1/26	5,000	4,911
FactSet Research Systems, Inc.
2.90%, 3/1/27	5,000	4,804
Federal Realty OP LP
1.25%, 2/15/26	5,000	4,793
3.20%, 6/15/29	4,000	3,729
FedEx Corp.
3.25%, 4/1/26	10,000	9,830
Fidelity National Information Services, Inc.
1.15%, 3/1/26	15,000	14,355
Fifth Third Bancorp
1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(d)	20,000	18,909
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(d)	7,000	6,948
FirstEnergy Corp.
3.90%, 7/15/27, Series B	21,000	20,561
Fiserv, Inc.
3.20%, 7/1/26	25,000	24,442
5.15%, 3/15/27	10,000	10,125
3.50%, 7/1/29	12,000	11,398
Flex Ltd.
4.75%, 6/15/25	5,000	4,993
3.75%, 2/1/26	10,000	9,865
FMC Corp.
5.15%, 5/18/26	5,000	5,022
3.20%, 10/1/26	5,000	4,855
Ford Motor Co.
4.35%, 12/8/26	208,000	205,304
6.63%, 10/1/28	20,000	20,998
Fortinet, Inc.
1.00%, 3/15/26	6,000	5,723
Fortive Corp.
3.15%, 6/15/26	10,000	9,770
FS KKR Capital Corp.
3.25%, 7/15/27	19,000	18,027
GATX Corp.
3.25%, 9/15/26	5,000	4,874
5.40%, 3/15/27	5,000	5,073
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	6,000	6,014
General Dynamics Corp.
2.63%, 11/15/27	15,000	14,295
3.75%, 5/15/28	5,000	4,893
General Mills, Inc.
4.00%, 4/17/25	10,000	9,968
4.70%, 1/30/27	5,000	5,011
3.20%, 2/10/27	9,000	8,745
General Motors Financial Co., Inc.
1.25%, 1/8/26	175,000	168,346
5.40%, 5/8/27	19,000	19,279
5.55%, 7/15/29	41,000	41,981
Gilead Sciences, Inc.
3.65%, 3/1/26	30,000	29,651
2.95%, 3/1/27	15,000	14,521
1.20%, 10/1/27	4,000	3,659
Global Payments, Inc.
2.15%, 1/15/27	10,000	9,495
3.20%, 8/15/29	14,000	12,994
GLP Capital LP/GLP Financing II, Inc.
5.25%, 6/1/25	10,000	9,995
5.38%, 4/15/26	10,000	10,018
Goldman Sachs BDC, Inc.
2.88%, 1/15/26	5,000	4,879
6.38%, 3/11/27	5,000	5,147
Goldman Sachs Group, Inc.
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(d)	296,000	282,604
Golub Capital BDC, Inc.
2.50%, 8/24/26	5,000	4,762
2.05%, 2/15/27	5,000	4,657
GXO Logistics, Inc.
6.25%, 5/6/29	3,000	3,105
Hasbro, Inc.
3.55%, 11/19/26	10,000	9,788
HCA, Inc.
4.50%, 2/15/27	15,000	14,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
3.13%, 3/15/27	$10,000	$9,639
4.13%, 6/15/29	21,000	20,312
Healthcare Realty Holdings LP
3.50%, 8/1/26	5,000	4,894
3.75%, 7/1/27	8,000	7,784
Healthpeak OP LLC
4.00%, 6/1/25	5,000	4,976
3.25%, 7/15/26	10,000	9,781
1.35%, 2/1/27	5,000	4,662
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,759
3.38%, 1/20/27(c)	5,000	4,774
Hershey Co.
2.30%, 8/15/26	5,000	4,831
4.25%, 5/4/28	5,000	5,003
Hess Corp.
4.30%, 4/1/27	13,000	12,917
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	30,000	30,032
1.75%, 4/1/26	10,000	9,612
5.25%, 7/1/28	22,000	22,419
Hexcel Corp.
4.20%, 2/15/27	5,000	4,910
HF Sinclair Corp.
5.88%, 4/1/26	10,000	10,093
Home Depot, Inc.
2.88%, 4/15/27	76,000	73,659
2.95%, 6/15/29	16,000	15,012
Honeywell International, Inc.
1.10%, 3/1/27	41,000	38,201
Hormel Foods Corp.
4.80%, 3/30/27	5,000	5,045
Host Hotels & Resorts LP
4.50%, 2/1/26, Series F	10,000	9,956
Howmet Aerospace, Inc.
5.90%, 2/1/27	5,000	5,137
3.00%, 1/15/29	3,000	2,815
HP, Inc.
4.00%, 4/15/29	13,000	12,615
Hubbell, Inc.
3.50%, 2/15/28	6,000	5,792
Humana, Inc.
1.35%, 2/3/27	21,000	19,542
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(d)	16,000	15,851
Hyatt Hotels Corp.
5.38%, 4/23/25	5,000	5,007
4.85%, 3/15/26	5,000	5,002
5.75%, 1/30/27	5,000	5,097
Illinois Tool Works, Inc.
2.65%, 11/15/26	10,000	9,702
Indiana Michigan Power Co.
3.85%, 5/15/28	4,000	3,904
Ingersoll Rand, Inc.
5.18%, 6/15/29	6,000	6,112
Ingredion, Inc.
3.20%, 10/1/26	5,000	4,871
Intel Corp.
3.70%, 7/29/25	29,000	28,785
4.88%, 2/10/26	15,000	15,026
3.75%, 3/25/27	10,000	9,784
3.75%, 8/5/27	10,000	9,757
4.88%, 2/10/28	15,000	15,035
1.60%, 8/12/28	15,000	13,372
Intercontinental Exchange, Inc.
4.35%, 6/15/29	25,000	24,794
International Business Machines Corp.
6.22%, 8/1/27	60,000	62,714
6.50%, 1/15/28	38,000	40,255
Jabil, Inc.
5.45%, 2/1/29	7,000	7,123
Jackson Financial, Inc.
5.17%, 6/8/27	5,000	5,041
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	10,000	9,909
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27	10,000	9,522
Jefferies Financial Group, Inc.
4.85%, 1/15/27	10,000	10,032
5.88%, 7/21/28	4,000	4,129
John Deere Capital Corp.
1.30%, 10/13/26	5,000	4,728
4.85%, 3/5/27	5,000	5,055
1.75%, 3/9/27	3,000	2,833
2.80%, 9/8/27	5,000	4,803
4.75%, 1/20/28(c)	10,000	10,119
1.50%, 3/6/28	5,000	4,570
3.45%, 3/7/29	5,000	4,811
2.80%, 7/18/29	62,000	57,807
JPMorgan Chase & Co.
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(d)	16,000	15,448
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(d)	55,000	52,660
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(d)	100,000	95,771
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(d)	75,000	70,807
3.63%, 12/1/27	25,000	24,347
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(d)	40,000	38,512
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(d)	60,000	58,410
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(d)	35,000	32,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(d)	$55,000	$53,105
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(d)	45,000	41,193
5.00%, 7/22/30, (4.995% fixed rate until 7/22/29; Secured Overnight Financing Rate + 1.125% thereafter)(d)	41,000	41,358
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(d)	13,000	12,910
Juniper Networks, Inc.
1.20%, 12/10/25	5,000	4,831
Kellanova
3.25%, 4/1/26	10,000	9,833
Kenvue, Inc.
5.05%, 3/22/28	10,000	10,222
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	5,000	4,828
3.95%, 4/15/29	16,000	15,560
KeyCorp
2.55%, 10/1/29	16,000	14,390
Keysight Technologies, Inc.
4.60%, 4/6/27	9,000	8,995
Kimberly-Clark Corp.
2.75%, 2/15/26	5,000	4,901
1.05%, 9/15/27	5,000	4,572
Kimco Realty OP LLC
2.80%, 10/1/26	5,000	4,841
1.90%, 3/1/28	5,000	4,592
Kinder Morgan, Inc.
1.75%, 11/15/26	16,000	15,156
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	19,523
3.88%, 5/15/27	20,000	19,665
Kroger Co.
2.65%, 10/15/26	10,000	9,648
4.60%, 8/15/27	32,000	32,156
Kyndryl Holdings, Inc.
2.05%, 10/15/26	10,000	9,501
L3Harris Technologies, Inc.
5.40%, 1/15/27	15,000	15,258
5.05%, 6/1/29	3,000	3,041
Lam Research Corp.
3.75%, 3/15/26	7,000	6,933
Las Vegas Sands Corp.
3.50%, 8/18/26	10,000	9,744
3.90%, 8/8/29	8,000	7,512
Lazard Group LLC
4.38%, 3/11/29	3,000	2,949
Lennar Corp.
5.25%, 6/1/26	10,000	10,068
Lennox International, Inc.
1.35%, 8/1/25	3,000	2,931
Lincoln National Corp.
3.63%, 12/12/26	5,000	4,892
Lockheed Martin Corp.
5.10%, 11/15/27	5,000	5,105
4.45%, 5/15/28	5,000	5,016
Louisville Gas & Electric Co.
3.30%, 10/1/25, Series 25(c)	5,000	4,950
Lowe's Cos., Inc.
4.80%, 4/1/26	10,000	10,030
2.50%, 4/15/26	15,000	14,611
3.65%, 4/5/29	27,000	25,969
LPL Holdings, Inc.
6.75%, 11/17/28	5,000	5,308
LYB International Finance II BV
3.50%, 3/2/27	5,000	4,875
LYB International Finance III LLC
1.25%, 10/1/25	5,000	4,856
M&T Bank Corp.
4.55%, 8/16/28, (4.553% fixed rate until 8/16/27; Secured Overnight Financing Index + 1.78% thereafter)(d)	6,000	5,956
7.41%, 10/30/29, (7.413% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.80% thereafter)(d)	12,000	12,962
Main Street Capital Corp.
3.00%, 7/14/26	5,000	4,806
6.95%, 3/1/29	3,000	3,117
Marathon Oil Corp.
4.40%, 7/15/27	13,000	12,964
Marathon Petroleum Corp.
4.70%, 5/1/25	15,000	14,989
5.13%, 12/15/26	10,000	10,073
Marriott International, Inc.
4.90%, 4/15/29	19,000	19,166
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	18,000	17,897
Martin Marietta Materials, Inc.
3.50%, 12/15/27	4,000	3,880
Marvell Technology, Inc.
5.75%, 2/15/29	4,000	4,136
Mastercard, Inc.
2.95%, 6/1/29	23,000	21,693
McCormick & Co., Inc.
0.90%, 2/15/26	6,000	5,743
3.40%, 8/15/27	10,000	9,734
McDonald's Corp.
3.50%, 3/1/27	10,000	9,784
5.00%, 5/17/29	17,000	17,325
McKesson Corp.
3.95%, 2/16/28	5,000	4,932
4.90%, 7/15/28	5,000	5,065
Medtronic Global Holdings SCA
4.25%, 3/30/28	10,000	9,972
Merck & Co., Inc.
3.40%, 3/7/29	31,000	29,788
Mercury General Corp.
4.40%, 3/15/27	5,000	4,927
Microchip Technology, Inc.
4.25%, 9/1/25	15,000	14,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Micron Technology, Inc.
4.98%, 2/6/26	$5,000	$5,007
4.19%, 2/15/27	10,000	9,889
Mid-America Apartments LP
1.10%, 9/15/26	5,000	4,701
3.60%, 6/1/27	5,000	4,899
4.20%, 6/15/28	5,000	4,937
3.95%, 3/15/29	5,000	4,878
MidAmerican Energy Co.
3.10%, 5/1/27	5,000	4,857
Mississippi Power Co.
3.95%, 3/30/28	5,000	4,891
Molson Coors Beverage Co.
3.00%, 7/15/26	23,000	22,414
Mondelez International, Inc.
1.50%, 5/4/25	10,000	9,863
2.63%, 3/17/27	10,000	9,589
Morgan Stanley
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(d)	70,000	67,312
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(d)	100,000	95,604
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(d)	85,000	80,614
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(d)	55,000	52,476
3.59%, 7/22/28(d)	70,000	67,798
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(d)	47,000	45,702
4.65%, 10/18/30, (4.654% fixed rate until 10/18/29; Secured Overnight Financing Rate + 1.10% thereafter)(d)	26,000	25,818
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	5,000	4,971
MPLX LP
1.75%, 3/1/26	48,000	46,225
Mylan, Inc.
4.55%, 4/15/28	10,000	9,876
Nasdaq, Inc.
5.65%, 6/28/25	5,000	5,023
3.85%, 6/30/26	5,000	4,940
National Fuel Gas Co.
5.20%, 7/15/25	5,000	5,002
5.50%, 1/15/26	5,000	5,024
5.50%, 10/1/26	5,000	5,060
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/26	15,000	14,245
5.60%, 11/13/26	5,000	5,099
4.80%, 2/5/27	5,000	5,037
3.40%, 2/7/28	5,000	4,837
5.15%, 6/15/29	13,000	13,288
5.25%, 4/20/46, (5.25% fixed rate until 4/20/26; Secured Overnight Financing Rate + 3.630% thereafter)(d)	9,000	8,945
NetApp, Inc.
2.38%, 6/22/27	7,000	6,631
Netflix, Inc.
4.38%, 11/15/26	10,000	9,995
6.38%, 5/15/29	4,000	4,290
Newmont Corp./Newcrest Finance Pty Ltd.
5.30%, 3/15/26	10,000	10,069
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	91,000	86,052
NIKE, Inc.
2.38%, 11/1/26	10,000	9,645
2.75%, 3/27/27	10,000	9,667
NiSource, Inc.
5.20%, 7/1/29	8,000	8,150
NNN REIT, Inc.
4.00%, 11/15/25	5,000	4,962
3.60%, 12/15/26	5,000	4,898
Norfolk Southern Corp.
2.90%, 6/15/26	5,000	4,880
3.80%, 8/1/28	8,000	7,820
Northern Trust Corp.
4.00%, 5/10/27	10,000	9,906
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(d)	5,000	4,809
Northrop Grumman Corp.
3.20%, 2/1/27	10,000	9,736
NSTAR Electric Co.
3.25%, 5/15/29	8,000	7,587
Nucor Corp.
3.95%, 5/23/25	5,000	4,982
2.00%, 6/1/25	5,000	4,932
4.30%, 5/23/27	5,000	4,984
3.95%, 5/1/28	5,000	4,918
Occidental Petroleum Corp.
5.20%, 8/1/29	15,000	15,108
Oklahoma Gas & Electric Co.
3.80%, 8/15/28	5,000	4,877
Old Republic International Corp.
3.88%, 8/26/26	5,000	4,923
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	10,000	9,944
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 4/15/26	15,000	14,799
Oncor Electric Delivery Co. LLC
2.95%, 4/1/25	5,000	4,970
4.30%, 5/15/28	5,000	4,977
3.70%, 11/15/28	5,000	4,858
ONE Gas, Inc.
5.10%, 4/1/29	5,000	5,098
ONEOK, Inc.
4.00%, 7/13/27	15,000	14,754
4.35%, 3/15/29	7,000	6,885
4.40%, 10/15/29	12,000	11,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Oracle Corp.
1.65%, 3/25/26	$30,000	$28,866
2.65%, 7/15/26	25,000	24,270
2.30%, 3/25/28	34,000	31,668
4.20%, 9/27/29	7,000	6,858
O'Reilly Automotive, Inc.
3.55%, 3/15/26	5,000	4,928
5.75%, 11/20/26	10,000	10,207
3.90%, 6/1/29	8,000	7,758
Otis Worldwide Corp.
2.06%, 4/5/25	15,000	14,853
Ovintiv, Inc.
5.38%, 1/1/26	10,000	10,037
Owens Corning
3.95%, 8/15/29	6,000	5,802
PACCAR Financial Corp.
2.85%, 4/7/25	5,000	4,972
4.45%, 3/30/26	5,000	5,005
1.10%, 5/11/26	5,000	4,770
5.05%, 8/10/26	5,000	5,054
5.20%, 11/9/26	5,000	5,078
4.60%, 1/31/29	5,000	5,039
Pacific Gas & Electric Co.
3.30%, 3/15/27	5,000	4,833
PacifiCorp
5.10%, 2/15/29	5,000	5,082
3.50%, 6/15/29	15,000	14,266
Paramount Global
3.38%, 2/15/28	7,000	6,610
Parker-Hannifin Corp.
3.25%, 3/1/27	10,000	9,732
4.50%, 9/15/29	13,000	12,991
PayPal Holdings, Inc.
2.65%, 10/1/26	20,000	19,364
PepsiCo, Inc.
2.38%, 10/6/26	30,000	28,981
2.63%, 3/19/27	10,000	9,642
3.00%, 10/15/27	14,000	13,534
2.63%, 7/29/29	12,000	11,141
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 5/19/25	42,000	41,989
4.45%, 5/19/28	40,000	39,948
Pfizer, Inc.
3.00%, 12/15/26	41,000	39,864
PG&E Energy Recovery Funding LLC
1.46%, 7/15/31, Series A-1	108,776	98,733
Philip Morris International, Inc.
0.88%, 5/1/26	140,000	133,032
Phillips 66
1.30%, 2/15/26	17,000	16,330
Pinnacle West Capital Corp.
1.30%, 6/15/25	9,000	8,819
Pioneer Natural Resources Co.
1.13%, 1/15/26	24,000	23,127
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	10,000	9,995
4.50%, 12/15/26	10,000	9,971
PNC Financial Services Group, Inc.
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(d)	86,000	88,285
PPG Industries, Inc.
1.20%, 3/15/26	8,000	7,650
PPL Capital Funding, Inc.
3.10%, 5/15/26	10,000	9,771
Principal Financial Group, Inc.
3.70%, 5/15/29	6,000	5,775
Progressive Corp.
2.45%, 1/15/27	5,000	4,805
2.50%, 3/15/27	5,000	4,795
Prologis LP
2.13%, 4/15/27	37,000	35,107
Prospect Capital Corp.
3.71%, 1/22/26	5,000	4,879
3.36%, 11/15/26	5,000	4,752
Prudential Financial, Inc.
1.50%, 3/10/26(c)	18,000	17,337
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(d)	4,000	4,000
Public Service Co. of Colorado
3.70%, 6/15/28	5,000	4,870
Public Service Electric & Gas Co.
0.95%, 3/15/26	32,000	30,618
Public Storage Operating Co.
1.50%, 11/9/26	37,000	35,000
PulteGroup, Inc.
5.00%, 1/15/27	3,000	3,017
QUALCOMM, Inc.
3.25%, 5/20/27	15,000	14,608
1.30%, 5/20/28	10,000	9,015
Quanta Services, Inc.
4.75%, 8/9/27	8,000	8,014
Quest Diagnostics, Inc.
3.45%, 6/1/26	5,000	4,911
Radian Group, Inc.
4.88%, 3/15/27	5,000	4,973
Realty Income Corp.
3.00%, 1/15/27	64,000	62,001
3.25%, 6/15/29	6,000	5,664
Regal Rexnord Corp.
6.05%, 2/15/26	15,000	15,160
Regency Centers LP
3.60%, 2/1/27	5,000	4,891
Reinsurance Group of America, Inc.
3.90%, 5/15/29	3,000	2,895
Republic Services, Inc.
0.88%, 11/15/25	5,000	4,825
2.90%, 7/1/26	5,000	4,879
Rockwell Automation, Inc.
3.50%, 3/1/29	5,000	4,792
Roper Technologies, Inc.
1.00%, 9/15/25	10,000	9,720
3.85%, 12/15/25	5,000	4,957
3.80%, 12/15/26	10,000	9,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Ross Stores, Inc.
4.60%, 4/15/25	$10,000	$9,994
0.88%, 4/15/26	5,000	4,751
Royalty Pharma PLC
5.15%, 9/2/29	8,000	8,066
RPM International, Inc.
3.75%, 3/15/27	5,000	4,899
RTX Corp.
2.65%, 11/1/26	10,000	9,676
5.75%, 11/8/26	15,000	15,310
3.50%, 3/15/27	15,000	14,649
4.13%, 11/16/28	17,000	16,717
Ryder System, Inc.
5.50%, 6/1/29	4,000	4,114
4.95%, 9/1/29	12,000	12,086
S&P Global, Inc.
2.45%, 3/1/27	10,000	9,577
4.75%, 8/1/28	5,000	5,045
2.70%, 3/1/29	19,000	17,695
Sabine Pass Liquefaction LLC
5.88%, 6/30/26	15,000	15,169
5.00%, 3/15/27	15,000	15,074
4.20%, 3/15/28	6,000	5,914
Sabra Health Care LP
5.13%, 8/15/26	5,000	5,008
Salesforce, Inc.
3.70%, 4/11/28	10,000	9,814
1.50%, 7/15/28	10,000	9,062
Sanofi SA
3.63%, 6/19/28	10,000	9,776
Santander Holdings USA, Inc.
3.24%, 10/5/26	10,000	9,692
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(d)	10,000	9,494
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter) (d)	6,000	6,192
5.35%, 9/6/30, (5.353% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.94% thereafter)(d)	12,000	12,006
Sempra
3.70%, 4/1/29	8,000	7,673
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(d)	16,000	15,231
Sherwin-Williams Co.
2.95%, 8/15/29	13,000	12,067
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	22,000	21,512
Simon Property Group LP
3.25%, 11/30/26	35,000	34,148
3.38%, 12/1/27	5,000	4,861
Skyworks Solutions, Inc.
1.80%, 6/1/26	5,000	4,785
Solventum Corp.
5.45%, 2/25/27(e)	10,000	10,135
5.40%, 3/1/29(e)	3,000	3,046
Sonoco Products Co.
4.60%, 9/1/29	6,000	5,909
Southern California Edison Co.
4.90%, 6/1/26	5,000	5,019
4.88%, 2/1/27	5,000	5,038
4.70%, 6/1/27, Series D	5,000	5,021
5.85%, 11/1/27	5,000	5,174
3.65%, 3/1/28, Series B	5,000	4,861
5.30%, 3/1/28	5,000	5,108
5.65%, 10/1/28	5,000	5,180
4.20%, 3/1/29, Series A	5,000	4,908
2.85%, 8/1/29	17,000	15,712
Southern California Gas Co.
2.95%, 4/15/27	24,000	23,169
Southern Co.
3.75%, 9/15/51, Series 21-A, (3.75% fixed rate until 9/15/26; 5-year Constant Maturity Treasury Rate + 2.915% thereafter)(d)	36,000	34,614
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	66,000	64,632
Southwest Airlines Co.
3.00%, 11/15/26	5,000	4,829
5.13%, 6/15/27	19,000	19,177
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	47,000	45,128
Spectra Energy Partners LP
3.38%, 10/15/26	5,000	4,874
Sprint Capital Corp.
6.88%, 11/15/28	3,000	3,226
Sprint LLC
7.63%, 3/1/26	15,000	15,394
Stanley Black & Decker, Inc.
3.40%, 3/1/26	5,000	4,916
Starbucks Corp.
4.75%, 2/15/26	30,000	30,086
2.45%, 6/15/26	15,000	14,550
2.00%, 3/12/27	5,000	4,736
State Street Corp.
5.10%, 5/18/26, (5.104% fixed rate until 5/18/25; Secured Overnight Financing Rate + 1.13% thereafter)(d)	10,000	10,019
2.65%, 5/19/26	5,000	4,878
5.27%, 8/3/26	10,000	10,126
5.75%, 11/4/26, (5.751% fixed rate until 11/4/25; Secured Overnight Financing Rate + 1.353% thereafter)(d)	5,000	5,047
4.99%, 3/18/27	10,000	10,116
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(d)	5,000	4,731
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(d)	5,000	4,760
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(d)	5,000	5,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
5.68%, 11/21/29, (5.684% fixed rate until 11/21/28; Secured Overnight Financing Rate + 1.484% thereafter)(d)	$10,000	$10,390
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(d)	5,000	4,909
Steel Dynamics, Inc.
5.00%, 12/15/26	10,000	10,004
Stryker Corp.
1.15%, 6/15/25	10,000	9,818
3.50%, 3/15/26	10,000	9,867
Sutter Health
3.70%, 8/15/28, Series 2018	5,000	4,843
Synchrony Financial
3.70%, 8/4/26	24,000	23,481
Sysco Corp.
5.75%, 1/17/29	14,000	14,548
Take-Two Interactive Software, Inc.
5.00%, 3/28/26	10,000	10,042
5.40%, 6/12/29	4,000	4,094
Tampa Electric Co.
4.90%, 3/1/29	5,000	5,045
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,521
Target Corp.
1.95%, 1/15/27	20,000	19,056
TD SYNNEX Corp.
1.75%, 8/9/26	10,000	9,491
Teledyne Technologies, Inc.
2.25%, 4/1/28	3,000	2,777
Texas Instruments, Inc.
2.90%, 11/3/27	26,000	25,032
Textron, Inc.
3.38%, 3/1/28	5,000	4,794
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27	30,000	30,362
TJX Cos., Inc.
2.25%, 9/15/26	10,000	9,641
1.15%, 5/15/28	5,000	4,495
T-Mobile USA, Inc.
2.25%, 2/15/26	23,000	22,341
2.40%, 3/15/29	56,000	50,945
Toll Brothers Finance Corp.
4.88%, 11/15/25	5,000	5,001
4.88%, 3/15/27	5,000	5,012
Toyota Motor Credit Corp.
3.65%, 1/8/29	5,000	4,847
Trane Technologies Financing Ltd.
3.80%, 3/21/29	3,000	2,912
Trinity Acquisition PLC
4.40%, 3/15/26	5,000	4,970
Truist Financial Corp.
3.70%, 6/5/25	10,000	9,944
4.26%, 7/28/26, (4.26% fixed rate until 7/28/25; Secured Overnight Financing Rate + 1.456% thereafter)(d)	15,000	14,955
5.90%, 10/28/26, (5.90% fixed rate until 10/28/25; Secured Overnight Financing Rate + 1.626% thereafter)(d)	15,000	15,140
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(d)	10,000	9,572
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(d)	25,000	25,455
1.13%, 8/3/27	5,000	4,566
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(d)	10,000	10,012
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(d)	10,000	9,055
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(d)	15,000	16,177
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(d)	10,000	10,190
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	10,000	9,825
1.85%, 7/30/26	10,000	9,584
2.95%, 6/15/27	10,000	9,656
Tyco Electronics Group SA
4.50%, 2/13/26	15,000	15,000
3.70%, 2/15/26	15,000	14,818
3.13%, 8/15/27	10,000	9,666
Tyson Foods, Inc.
4.35%, 3/1/29	15,000	14,730
U.S. Bancorp
3.10%, 4/27/26, Series W	10,000	9,801
2.38%, 7/22/26, Series V	10,000	9,671
3.15%, 4/27/27, Series X	10,000	9,704
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(d)	10,000	10,367
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(d)	10,000	9,486
3.90%, 4/26/28	5,000	4,896
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(d)	15,000	14,936
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(d)	15,000	14,957
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(d)	15,000	15,482
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(d)	10,000	10,213
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(d)	20,000	20,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
UDR, Inc.
4.40%, 1/26/29	$5,000	$4,917
Union Electric Co.
2.95%, 6/15/27	5,000	4,819
3.50%, 3/15/29	5,000	4,797
Union Pacific Corp.
2.15%, 2/5/27	50,000	47,697
United Airlines Pass-Through Trust
5.88%, 10/15/27, Series 2020-1, Class A	34,120	34,899
United Parcel Service, Inc.
3.05%, 11/15/27	22,000	21,233
UnitedHealth Group, Inc.
1.15%, 5/15/26	50,000	47,708
2.95%, 10/15/27	63,000	60,648
Universal Health Services, Inc.
1.65%, 9/1/26	10,000	9,452
Utah Acquisition Sub, Inc.
3.95%, 6/15/26	16,000	15,768
Valero Energy Corp.
4.00%, 4/1/29	10,000	9,714
Ventas Realty LP
3.25%, 10/15/26	5,000	4,863
4.40%, 1/15/29	6,000	5,918
Veralto Corp.
5.50%, 9/18/26	10,000	10,131
Verisk Analytics, Inc.
4.00%, 6/15/25	2,000	1,992
Verizon Communications, Inc.
4.78%, 2/15/35(e)	26,000	25,429
VF Corp.
2.80%, 4/23/27	6,000	5,666
Virginia Electric & Power Co.
3.10%, 5/15/25, Series A	5,000	4,965
2.95%, 11/15/26, Series B	5,000	4,855
3.50%, 3/15/27, Series A	5,000	4,887
3.80%, 4/1/28, Series A	5,000	4,887
VMware LLC
1.40%, 8/15/26	22,000	20,792
3.90%, 8/21/27	21,000	20,583
Vontier Corp.
2.40%, 4/1/28	3,000	2,748
Vulcan Materials Co.
3.90%, 4/1/27	5,000	4,935
Walt Disney Co.
1.75%, 1/13/26	15,000	14,560
3.70%, 3/23/27(c)	5,000	4,939
2.20%, 1/13/28	10,000	9,384
Warnermedia Holdings, Inc.
3.76%, 3/15/27	15,000	14,535
Waste Management, Inc.
3.15%, 11/15/27	5,000	4,826
1.15%, 3/15/28	5,000	4,505
4.88%, 2/15/29	5,000	5,078
2.00%, 6/1/29(c)	13,000	11,695
WEC Energy Group, Inc.
5.60%, 9/12/26	5,000	5,081
Wells Fargo & Co.
4.30%, 7/22/27	20,000	19,821
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(d)	7,000	6,810
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(d)	50,000	48,596
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(d)	25,000	23,600
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(d)	25,000	25,008
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(d)	35,000	35,920
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(d)	50,000	52,654
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(c)(d)	25,000	25,384
Welltower OP LLC
4.00%, 6/1/25	15,000	14,933
4.25%, 4/1/26	10,000	9,940
2.70%, 2/15/27	5,000	4,819
Western Midstream Operating LP
4.65%, 7/1/26	10,000	9,961
Western Union Co.
1.35%, 3/15/26	5,000	4,775
Westinghouse Air Brake Technologies Corp.
3.20%, 6/15/25	5,000	4,951
3.45%, 11/15/26	10,000	9,756
Westlake Corp.
3.60%, 8/15/26	10,000	9,811
Weyerhaeuser Co.
4.75%, 5/15/26	10,000	10,010
Williams Cos., Inc.
4.90%, 3/15/29	22,000	22,122
Willis North America, Inc.
4.50%, 9/15/28	8,000	7,942
Wisconsin Electric Power Co.
5.00%, 5/15/29	17,000	17,363
Workday, Inc.
3.50%, 4/1/27	14,000	13,696
WRKCo, Inc.
4.65%, 3/15/26	10,000	10,003
4.90%, 3/15/29	7,000	7,016
Xcel Energy, Inc.
3.30%, 6/1/25	5,000	4,956
3.35%, 12/1/26	5,000	4,878
1.75%, 3/15/27	5,000	4,686
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/26	15,000	14,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Zoetis, Inc.
5.40%, 11/14/25	$15,000	$15,093
Total United States		11,755,560
TOTAL CORPORATE BONDS
(Cost: $15,491,722)		15,619,516
FOREIGN GOVERNMENT AGENCIES — 1.6%
Canada — 0.0%
Province of New Brunswick
3.63%, 2/24/28	5,000	4,873
Japan — 1.6%
Japan Bank for International Cooperation
2.13%, 2/10/25, Series DTC	140,000	139,280
0.63%, 7/15/25	368,000	359,045
2.88%, 6/1/27	40,000	38,581
Total Japan		536,906
TOTAL FOREIGN GOVERNMENT AGENCIES
(Cost: $541,331)		541,779
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Chile — 0.9%
Chile Government International Bonds
3.13%, 3/27/25	110,000	109,172
3.13%, 1/21/26	200,000	196,461
Total Chile		305,633
Israel — 0.6%
Israel Government International Bonds
2.88%, 3/16/26	200,000	195,475
Peru — 0.1%
Peru Government International Bonds
2.39%, 1/23/26	15,000	14,563
Philippines — 0.0%
Philippines Government International Bonds
10.63%, 3/16/25	4,000	4,069
Poland — 0.1%
Republic of Poland Government International Bonds
3.25%, 4/6/26	15,000	14,754
5.50%, 11/16/27	10,000	10,255
4.63%, 3/18/29	10,000	9,972
Total Poland		34,981
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $556,054)		554,721
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
United States — 11.3%
BANK
3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	167,630
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	200,000	191,698
Citigroup Commercial Mortgage Trust
4.07%, 11/10/48, Series 2015-GC35, Class AS^(d)	200,000	187,875
3.70%, 10/10/49, Series 2016-P5, Class B^(d)	110,000	94,520
COMM Mortgage Trust
3.70%, 8/10/48, Series 2015-CR24, Class A5	184,000	182,277
4.74%, 2/10/49, Series 2016-CR28, Class B^(d)	100,000	95,029
CSAIL Commercial Mortgage Trust
4.04%, 4/15/50, Series 2015-C1, Class B^(d)	150,000	140,062
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	250,000	244,567
1.47%, 9/25/27, Series K740, Class A2	250,000	230,807
3.29%, 11/25/27, Series K071, Class A2	250,000	242,149
4.74%, 8/25/28, Series K508, Class A2^(d)	250,000	251,791
4.80%, 9/25/28, Series K507, Class A2^(d)	250,000	252,332
4.86%, 10/25/28, Series K511, Class A2	250,000	252,904
GS Mortgage Securities Trust
3.73%, 11/10/48, Series 2015-GS1, Class A3	284,000	278,355
2.85%, 10/10/49, Series 2016-GS3, Class A4	100,000	96,236
4.14%, 3/10/51, Series 2018-GS9, Class AS^(d)	237,000	218,493
Morgan Stanley Bank of America Merrill Lynch Trust
3.10%, 11/15/49, Series 2016-C31, Class A5	150,000	143,550
Morgan Stanley Capital I Trust
4.46%, 12/15/50, Series 2017-HR2, Class C^(d)	160,000	148,263
UBS Commercial Mortgage Trust
3.46%, 6/15/50, Series 2017-C1, Class A4	200,000	192,783
Wells Fargo Commercial Mortgage Trust
3.87%, 5/15/48, Series 2015-C28, Class AS^(d)	120,000	119,009
2.60%, 6/15/49, Series 2016-C34, Class A2	6,545	6,412
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost: $3,750,656)		3,736,742
ASSET-BACKED SECURITIES — 8.8%
United States — 8.8%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	225,000	229,098
AmeriCredit Automobile Receivables Trust
5.32%, 4/18/28, Series 2022-2, Class C	100,000	100,846
Bridgecrest Lending Auto Securitization Trust
5.34%, 4/17/28, Series 2024-3, Class A3	100,000	100,509
5.70%, 7/16/29, Series 2024-3, Class C	100,000	101,202
Capital One Multi-Asset Execution Trust
1.39%, 7/15/30, Series 2021-A2, Class A2	165,000	148,285
CarMax Auto Owner Trust
5.50%, 1/16/29, Series 2024-2, Class A3	150,000	152,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

Investments	Principal Amount	Value
Citibank Credit Card Issuance Trust
5.23%, 12/8/27, Series 2023-A1, Class A1	$200,000	$201,357
Discover Card Execution Note Trust
5.03%, 10/15/27, Series 2022-A4, Class A	165,000	165,642
Exeter Automobile Receivables Trust
5.57%, 9/15/28, Series 2024-3A, Class B	50,000	50,442
5.70%, 7/16/29, Series 2024-3A, Class C	50,000	50,638
Ford Credit Auto Lease Trust
4.99%, 1/15/28, Series 2024-B, Class A4	200,000	201,634
Ford Credit Auto Owner Trust
5.53%, 9/15/28, Series 2023-C, Class A3	125,000	126,851
Honda Auto Receivables Owner Trust
5.21%, 7/18/30, Series 2024-2, Class A4	100,000	101,876
Hyundai Auto Receivables Trust
4.74%, 9/16/30, Series 2024-B, Class A4	150,000	151,122
5.04%, 9/16/30, Series 2024-B, Class B	150,000	151,469
Nissan Auto Lease Trust
4.92%, 11/15/27, Series 2024-B, Class A3	200,000	201,795
Nissan Auto Receivables Owner Trust
4.91%, 11/15/27, Series 2023-A, Class A3	125,000	125,286
Santander Drive Auto Receivables Trust
5.63%, 11/15/28, Series 2024-2, Class A3	125,000	126,402
6.16%, 12/17/29, Series 2023-5, Class B	150,000	153,400
Synchrony Card Funding LLC
5.54%, 7/15/29, Series 2023-A1, Class A	120,000	121,759
World Omni Select Auto Trust
4.98%, 2/15/30, Series 2024-A, Class A3	150,000	150,939
TOTAL ASSET-BACKED SECURITIES
(Cost: $2,877,513)		2,913,176
	Shares
MUTUAL FUND — 0.3%
United States — 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(f)
(Cost: $113,141)	113,141	113,141
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.2%
United States — 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(f)
(Cost: $400,165)	400,165	400,165
TOTAL INVESTMENTS IN SECURITIES — 101.2% (Cost: $33,378,969)		33,598,447
Other Liabilities less Assets — (1.2)%		(396,625)
NET ASSETS — 100.0%		$33,201,822

^	Variable coupon rate based on weighted average interest rate of underlying mortgage.
*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of November 30, 2024.
(b)	To-be-announced (“TBA”) security. TBA securities are non-income producing.
(c)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $390,316 and the total market value of the collateral held by the Fund was $400,165.
(d)	Rate shown reflects the accrual rate as of November 30, 2024 on securities with variable or step rates
(e)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	10	3/31/25	$(2,061,094)	$(5,952)
U.S. Treasury Long Bond	2	3/20/25	(239,000)	(6,442)
			$(2,300,094)	$(12,394)
Long Exposure
5 Year U.S. Treasury Note	46	3/31/25	$4,949,672	$40,585
10 Year U.S. Treasury Note	4	3/20/25	444,750	6,056
Ultra 10 Year U.S. Treasury Note	1	3/20/25	114,797	2,170
			$5,509,219	$48,811
Total - Net			$3,209,125	$36,417

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$–	$1,047,080	$–	$1,047,080
U.S. Government Obligations	–	8,672,127	–	8,672,127
Corporate Bonds	–	15,619,516	–	15,619,516
Foreign Government Agencies	–	541,779	–	541,779
Foreign Government Obligations	–	554,721	–	554,721
Commercial Mortgage-Backed Securities	–	3,736,742	–	3,736,742
Asset-Backed Securities	–	2,913,176	–	2,913,176
Mutual Fund	–	113,141	–	113,141
Investment of Cash Collateral for Securities Loaned	–	400,165	–	400,165
Total Investments in Securities	$–	$33,598,447	$–	$33,598,447
Financial Derivative Instruments
Futures Contracts[1]	$48,811	$–	$–	$48,811
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(12,394)	$–	$–	$(12,394)
Total - Net	$36,417	$33,598,447	$–	$33,634,864

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Alternative Income Fund (HYIN)

November 30, 2024

Investments	Shares	Value
COMMON STOCKS — 67.6%
United States — 67.6%
Capital Markets — 21.3%
Ares Capital Corp.	44,575	$987,336
Blue Owl Capital Corp.	61,688	938,891
FS KKR Capital Corp.	46,671	1,037,030
Golub Capital BDC, Inc.	61,565	964,723
Hercules Capital, Inc.	46,932	888,423
Main Street Capital Corp.	18,514	1,026,972
Palmer Square Capital BDC, Inc.	56,616	905,856
Total Capital Markets		6,749,231
Mortgage Real Estate Investment Trusts (REITs) — 46.3%
AGNC Investment Corp.	89,107	860,774
Angel Oak Mortgage REIT, Inc.	88,935	872,452
Annaly Capital Management, Inc.	45,407	904,962
Apollo Commercial Real Estate Finance, Inc.	95,768	885,854
Arbor Realty Trust, Inc.	60,714	890,674
Blackstone Mortgage Trust, Inc., Class A	46,250	888,925
Chimera Investment Corp.	56,132	832,999
Claros Mortgage Trust, Inc.	115,280	782,751
Ellington Financial, Inc.	70,780	874,841
Ladder Capital Corp.	76,598	908,452
MFA Financial, Inc.	71,995	799,865
New York Mortgage Trust, Inc.	138,893	852,803
Ready Capital Corp.	116,153	856,048
Redwood Trust, Inc.	119,463	855,355
Rithm Capital Corp.	78,289	880,751
Starwood Property Trust, Inc.	44,210	900,558
Two Harbors Investment Corp.	67,567	793,912
Total Mortgage Real Estate Investment Trusts (REITs)		14,641,976
Total United States		21,391,207
TOTAL COMMON STOCKS (COST: $21,525,200)		21,391,207
CLOSED-END FUNDS — 32.1%
United States — 32.1%
BlackRock Corporate High Yield Fund, Inc.	92,318	914,871
Blackstone Secured Lending Fund	30,296	987,044
Eagle Point Credit Co., Inc.	94,589	859,814
Eaton Vance Limited Duration Income Fund	88,678	901,855
Guggenheim Strategic Opportunities Fund	58,966	931,663
Invesco Senior Income Trust	223,844	888,661
Nuveen Credit Strategies Income Fund(a)	162,654	953,153
Nuveen Floating Rate Income Fund	104,919	956,861
Oxford Lane Capital Corp.	177,355	932,887
PIMCO Corporate & Income Opportunity Fund	64,312	947,316
PIMCO Dynamic Income Fund	46,765	896,017
TOTAL CLOSED-END FUNDS (COST: $9,906,981)		10,170,142
MUTUAL FUND — 1.2%
United States — 1.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(b)
(Cost: $393,357)	393,357	393,357
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(b)
(Cost: $27,600)	27,600	27,600
TOTAL INVESTMENTS IN SECURITIES — 101.0% (Cost: $31,853,138)		31,982,306
Other Liabilities less Assets — (1.0)%		(322,466)
NET ASSETS — 100.0%		$31,659,840

(a)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $26,956 and the total market value of the collateral held by the Fund was $27,600.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Alternative Income Fund (HYIN)

November 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$21,391,207	$–	$–	$21,391,207
Closed-End Funds	10,170,142	–	–	10,170,142
Mutual Fund	–	393,357	–	393,357
Investment of Cash Collateral for Securities Loaned	–	27,600	–	27,600
Total Investments in Securities	$31,561,349	$420,957	$–	$31,982,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2024

Investments	Shares	Value
COMMON STOCKS — 90.1%
Mexico — 0.2%
Metals & Mining — 0.2%
Southern Copper Corp.	700	$70,245
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	1,406	35,656
United States — 89.8%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.*	60	38,818
Boeing Co.*	361	56,114
General Dynamics Corp.	206	58,506
General Electric Co.	892	162,487
HEICO Corp.	111	30,344
Howmet Aerospace, Inc.	353	41,788
L3Harris Technologies, Inc.	161	39,646
Lockheed Martin Corp.	203	107,470
Northrop Grumman Corp.	133	65,123
RTX Corp.	1,163	141,688
Textron, Inc.	197	16,869
TransDigm Group, Inc.	44	55,131
Total Aerospace & Defense		813,984
Air Freight & Logistics — 0.2%
Expeditors International of Washington, Inc.	264	32,113
FedEx Corp.	193	58,415
United Parcel Service, Inc., Class B	181	24,566
Total Air Freight & Logistics		115,094
Automobiles — 2.0%
Ford Motor Co.	1,552	17,274
General Motors Co.	1,178	65,485
Rivian Automotive, Inc., Class A*	872	10,665
Tesla, Inc.*	2,727	941,251
Total Automobiles		1,034,675
Banks — 3.1%
Bank of America Corp.	6,739	320,170
Citigroup, Inc.	1,545	109,494
Citizens Financial Group, Inc.	440	21,182
Fifth Third Bancorp	599	28,788
First Citizens BancShares, Inc., Class A	10	22,950
Huntington Bancshares, Inc.	1,171	21,090
JPMorgan Chase & Co.	2,354	587,841
KeyCorp	738	14,376
M&T Bank Corp.	130	28,599
PNC Financial Services Group, Inc.	375	80,520
Regions Financial Corp.	731	19,927
Truist Financial Corp.	1,278	60,935
U.S. Bancorp	1,383	73,700
Wells Fargo & Co.	2,467	187,911
Total Banks		1,577,483
Beverages — 1.2%
Brown-Forman Corp., Class B	122	5,134
Coca-Cola Co.	3,141	201,275
Constellation Brands, Inc., Class A	114	27,468
Keurig Dr. Pepper, Inc.	1,156	37,744
Molson Coors Beverage Co., Class B	594	36,864
Monster Beverage Corp.*	792	43,663
PepsiCo, Inc.	1,645	268,875
Total Beverages		621,023
Biotechnology — 1.4%
AbbVie, Inc.	1,410	257,931
Alnylam Pharmaceuticals, Inc.*	98	24,801
Amgen, Inc.	455	128,706
Biogen, Inc.*	71	11,405
BioMarin Pharmaceutical, Inc.*	59	3,896
Gilead Sciences, Inc.	1,134	104,986
GRAIL, Inc.*	251	4,393
Incyte Corp.*	355	26,479
Moderna, Inc.*	15	646
Regeneron Pharmaceuticals, Inc.*	60	45,013
Vertex Pharmaceuticals, Inc.*	286	133,885
Total Biotechnology		742,141
Broadline Retail — 3.7%
Amazon.com, Inc.*	8,989	1,868,723
eBay, Inc.	459	29,050
Total Broadline Retail		1,897,773
Building Products — 0.2%
Builders FirstSource, Inc.*	72	13,426
Carlisle Cos., Inc.	39	17,811
Carrier Global Corp.	611	47,273
Lennox International, Inc.	22	14,677
Masco Corp.	144	11,601
Owens Corning	59	12,131
Total Building Products		116,919
Capital Markets — 3.5%
Ameriprise Financial, Inc.	126	72,320
Ares Management Corp., Class A	105	18,557
Bank of New York Mellon Corp.	507	41,508
Blackrock, Inc.	129	131,941
Blackstone, Inc.	937	179,051
Carlyle Group, Inc.	553	29,436
Charles Schwab Corp.	1,266	104,774
CME Group, Inc.	294	69,972
Coinbase Global, Inc., Class A*	208	61,610
FactSet Research Systems, Inc.	48	23,552
Franklin Resources, Inc.	1,942	44,200
Goldman Sachs Group, Inc.	300	182,571
Intercontinental Exchange, Inc.	432	69,535
KKR & Co., Inc.	753	122,641
LPL Financial Holdings, Inc.	35	11,380
Moody's Corp.	135	67,497
Morgan Stanley	1,577	207,549
Morningstar, Inc.	26	9,208
MSCI, Inc.	88	53,647
Nasdaq, Inc.	347	28,798
Northern Trust Corp.	182	20,231
Raymond James Financial, Inc.	209	35,380
S&P Global, Inc.	286	149,438
State Street Corp.	306	30,144
T Rowe Price Group, Inc.	85	10,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2024

Investments	Shares	Value
Tradeweb Markets, Inc., Class A	121	$16,396
Total Capital Markets		1,791,862
Chemicals — 0.9%
Air Products & Chemicals, Inc.	165	55,164
Albemarle Corp.	20	2,154
Celanese Corp.	372	27,234
CF Industries Holdings, Inc.	209	18,739
Corteva, Inc.	696	43,319
Dow, Inc.	260	11,495
DuPont de Nemours, Inc.	386	32,266
Ecolab, Inc.	351	87,318
International Flavors & Fragrances, Inc.	211	19,277
Mosaic Co.	1,886	49,904
PPG Industries, Inc.	132	16,417
RPM International, Inc.	35	4,857
Sherwin-Williams Co.	223	88,620
Westlake Corp.	219	28,120
Total Chemicals		484,884
Commercial Services & Supplies — 0.6%
Cintas Corp.	342	77,220
Copart, Inc.*	1,139	72,201
Republic Services, Inc.	229	49,991
Rollins, Inc.	354	17,817
Veralto Corp.	144	15,580
Waste Management, Inc.	342	78,051
Total Commercial Services & Supplies		310,860
Communications Equipment — 0.7%
Arista Networks, Inc.*	243	98,614
Cisco Systems, Inc.	4,065	240,689
Motorola Solutions, Inc.	93	46,472
Total Communications Equipment		385,775
Construction & Engineering — 0.1%
Quanta Services, Inc.	115	39,620
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	28	16,800
Vulcan Materials Co.	63	18,152
Total Construction Materials		34,952
Consumer Finance — 0.7%
American Express Co.	654	199,261
Capital One Financial Corp.	439	84,292
Discover Financial Services	230	41,959
Synchrony Financial	432	29,169
Total Consumer Finance		354,681
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	1,096	21,755
Costco Wholesale Corp.	352	342,102
Dollar General Corp.	7	541
Dollar Tree, Inc.*	12	855
Kroger Co.	421	25,715
Sysco Corp.	365	28,145
Target Corp.	402	53,189
Walgreens Boots Alliance, Inc.	149	1,344
Walmart, Inc.	6,417	593,572
Total Consumer Staples Distribution & Retail		1,067,218
Containers & Packaging — 0.2%
Avery Dennison Corp.	107	22,037
Ball Corp.	391	24,305
International Paper Co.	295	17,355
Packaging Corp. of America	70	17,419
Total Containers & Packaging		81,116
Distributors — 0.1%
Genuine Parts Co.	142	17,996
LKQ Corp.	50	1,964
Pool Corp.	19	7,165
Total Distributors		27,125
Diversified REITs — 0.0%
WP Carey, Inc.	354	20,199
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	5,312	123,026
Verizon Communications, Inc.	3,463	153,549
Total Diversified Telecommunication Services		276,575
Electric Utilities — 1.2%
American Electric Power Co., Inc.	388	38,746
Avangrid, Inc.	441	15,920
Constellation Energy Corp.	257	65,936
Duke Energy Corp.	560	65,548
Edison International	314	27,553
Entergy Corp.	170	26,549
Eversource Energy	346	22,313
Exelon Corp.	1,078	42,646
FirstEnergy Corp.	388	16,509
NextEra Energy, Inc.	1,687	132,716
PG&E Corp.	2,317	50,117
PPL Corp.	405	14,147
Southern Co.	855	76,206
Xcel Energy, Inc.(a)	373	27,065
Total Electric Utilities		621,971
Electrical Equipment — 0.6%
AMETEK, Inc.	226	43,930
Emerson Electric Co.	720	95,472
GE Vernova, Inc.*	195	65,153
Hubbell, Inc.	19	8,742
Rockwell Automation, Inc.	168	49,584
Vertiv Holdings Co., Class A	329	41,980
Total Electrical Equipment		304,861
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	1,213	88,124
CDW Corp.	87	15,306
Corning, Inc.	870	42,343
Jabil, Inc.	20	2,717
Keysight Technologies, Inc.*	191	32,630
Teledyne Technologies, Inc.*	83	40,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2024

Investments	Shares	Value
Zebra Technologies Corp., Class A*	80	$32,560
Total Electronic Equipment, Instruments & Components		253,957
Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,242	54,586
Halliburton Co.	267	8,507
Total Energy Equipment & Services		63,093
Entertainment — 1.4%
Electronic Arts, Inc.	288	47,137
Liberty Media Corp.-Liberty Formula One, Class C*	265	23,415
Live Nation Entertainment, Inc.*	292	40,369
Netflix, Inc.*	361	320,139
ROBLOX Corp., Class A*	668	33,487
Roku, Inc.*	268	18,500
Take-Two Interactive Software, Inc.*	208	39,183
Walt Disney Co.	1,466	172,211
Warner Bros Discovery, Inc.*	1,071	11,224
Warner Music Group Corp., Class A	843	27,414
Total Entertainment		733,079
Financial Services — 4.5%
Apollo Global Management, Inc.	686	120,071
Berkshire Hathaway, Inc., Class B*	1,788	863,640
Block, Inc.*	264	23,377
Corebridge Financial, Inc.	611	19,778
Corpay, Inc.*	64	24,395
Fidelity National Information Services, Inc.	477	40,688
Fiserv, Inc.*	434	95,897
Global Payments, Inc.	136	16,178
Mastercard, Inc., Class A	830	442,340
PayPal Holdings, Inc.*	1,058	91,803
Visa, Inc., Class A	1,824	574,706
Total Financial Services		2,312,873
Food Products — 0.5%
Archer-Daniels-Midland Co.	230	12,558
Conagra Brands, Inc.	195	5,372
General Mills, Inc.	399	26,438
Hershey Co.	100	17,613
Hormel Foods Corp.	716	23,220
J M Smucker Co.	202	23,793
Kellanova	358	29,102
Kraft Heinz Co.	402	12,852
Lamb Weston Holdings, Inc.	25	1,931
McCormick & Co., Inc., Non-Voting Shares	292	22,896
Mondelez International, Inc., Class A	1,122	72,874
Tyson Foods, Inc., Class A	335	21,607
Total Food Products		270,256
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	177	26,784
Ground Transportation — 0.9%
CSX Corp.	2,876	105,118
JB Hunt Transport Services, Inc.	56	10,590
Norfolk Southern Corp.	244	67,307
Old Dominion Freight Line, Inc.	165	37,148
Uber Technologies, Inc.*	1,675	120,533
Union Pacific Corp.	554	135,542
Total Ground Transportation		476,238
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,595	189,438
Align Technology, Inc.*	21	4,888
Baxter International, Inc.	172	5,798
Becton Dickinson & Co.	167	37,057
Boston Scientific Corp.*	1,891	171,438
Cooper Cos., Inc.*	254	26,533
Dexcom, Inc.*	87	6,785
Edwards Lifesciences Corp.*	448	31,965
GE HealthCare Technologies, Inc.	183	15,229
Hologic, Inc.*	362	28,779
IDEXX Laboratories, Inc.*	53	22,353
Insulet Corp.*	85	22,676
Intuitive Surgical, Inc.*	339	183,738
ResMed, Inc.	107	26,645
Solventum Corp.*	237	16,948
Stryker Corp.	364	142,743
Zimmer Biomet Holdings, Inc.	86	9,641
Total Health Care Equipment & Supplies		942,654
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	214	26,159
Cencora, Inc.	98	24,652
Centene Corp.*	252	15,120
Cigna Group	257	86,815
CVS Health Corp.	1,068	63,920
Elevance Health, Inc.	133	54,126
HCA Healthcare, Inc.	166	54,318
Humana, Inc.	54	16,005
Labcorp Holdings, Inc.	77	18,569
McKesson Corp.	127	79,819
Molina Healthcare, Inc.*	56	16,682
Quest Diagnostics, Inc.	60	9,760
UnitedHealth Group, Inc.	846	516,229
Total Health Care Providers & Services		982,174
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	83	9,149
Ventas, Inc.	323	20,695
Welltower, Inc.	473	65,359
Total Health Care REITs		95,203
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A*	113	25,747
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	1,499	27,612
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A*	519	70,641
Booking Holdings, Inc.	30	156,059
Chipotle Mexican Grill, Inc.*	1,505	92,588
Darden Restaurants, Inc.	239	42,129
Domino's Pizza, Inc.	17	8,095
DoorDash, Inc., Class A*	351	63,349
DraftKings, Inc., Class A*	277	12,091
Expedia Group, Inc.*	139	25,662
Hilton Worldwide Holdings, Inc.	247	62,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2024

Investments	Shares	Value
Hyatt Hotels Corp., Class A	194	$30,640
Las Vegas Sands Corp.	365	19,367
Marriott International, Inc., Class A	158	45,676
McDonald's Corp.	640	189,446
MGM Resorts International*	1,275	48,884
Starbucks Corp.	1,039	106,456
Yum! Brands, Inc.	299	41,543
Total Hotels, Restaurants & Leisure		1,015,226
Household Durables — 0.3%
DR Horton, Inc.	291	49,115
Lennar Corp., Class A	250	43,597
NVR, Inc.*	2	18,471
PulteGroup, Inc.	143	19,344
Total Household Durables		130,527
Household Products — 1.0%
Church & Dwight Co., Inc.	264	29,074
Clorox Co.	105	17,553
Colgate-Palmolive Co.	517	49,958
Kimberly-Clark Corp.	284	39,575
Procter & Gamble Co.	2,187	392,042
Total Household Products		528,202
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	366	58,501
Industrial Conglomerates — 0.4%
3M Co.	446	59,554
Honeywell International, Inc.	660	153,734
Total Industrial Conglomerates		213,288
Industrial REITs — 0.2%
Prologis, Inc.	880	102,766
Insurance — 1.5%
Aflac, Inc.	441	50,274
Allstate Corp.	206	42,722
American International Group, Inc.	722	55,507
Arthur J Gallagher & Co.	181	56,515
Brown & Brown, Inc.	164	18,548
Cincinnati Financial Corp.	129	20,618
Erie Indemnity Co., Class A	5	2,203
Fidelity National Financial, Inc.	876	55,530
Hartford Financial Services Group, Inc.	202	24,909
Loews Corp.	133	11,535
Markel Group, Inc.*	10	17,829
Marsh & McLennan Cos., Inc.	422	98,423
MetLife, Inc.	572	50,468
Principal Financial Group, Inc.	159	13,847
Progressive Corp.	463	124,492
Prudential Financial, Inc.	354	45,811
Travelers Cos., Inc.	168	44,695
WR Berkley Corp.	291	18,784
Total Insurance		752,710
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A	10,844	1,832,094
Meta Platforms, Inc., Class A	2,188	1,256,612
Pinterest, Inc., Class A*	368	11,158
Snap, Inc., Class A*	1,983	23,419
Total Interactive Media & Services		3,123,283
IT Services — 0.8%
Akamai Technologies, Inc.*	93	8,744
Cloudflare, Inc., Class A*	254	25,357
Cognizant Technology Solutions Corp., Class A	681	54,814
EPAM Systems, Inc.*	10	2,439
Gartner, Inc.*	69	35,737
GoDaddy, Inc., Class A*	82	16,201
International Business Machines Corp.	708	161,006
MongoDB, Inc.*	33	10,642
Snowflake, Inc., Class A*	115	20,102
Twilio, Inc., Class A*	419	43,802
VeriSign, Inc.*	200	37,436
Total IT Services		416,280
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	291	40,149
Avantor, Inc.*	552	11,625
Danaher Corp.	620	148,608
Illumina, Inc.*	224	32,290
IQVIA Holdings, Inc.*	163	32,737
Mettler-Toledo International, Inc.*	25	31,280
Thermo Fisher Scientific, Inc.	329	174,248
Waters Corp.*	73	28,085
West Pharmaceutical Services, Inc.	22	7,165
Total Life Sciences Tools & Services		506,187
Machinery — 1.4%
Caterpillar, Inc.	419	170,160
Cummins, Inc.	127	47,630
Deere & Co.	169	78,737
Dover Corp.	136	28,002
Fortive Corp.	457	36,254
Graco, Inc.	138	12,569
IDEX Corp.	24	5,535
Illinois Tool Works, Inc.	296	82,146
Ingersoll Rand, Inc.	183	19,063
Nordson Corp.	55	14,355
Otis Worldwide Corp.	383	39,441
PACCAR, Inc.	281	32,877
Parker-Hannifin Corp.	116	81,536
Snap-on, Inc.	39	14,418
Stanley Black & Decker, Inc.	177	15,833
Westinghouse Air Brake Technologies Corp.	135	27,084
Xylem, Inc.	224	28,392
Total Machinery		734,032
Media — 0.6%
Charter Communications, Inc., Class A*	175	69,469
Comcast Corp., Class A	2,765	119,420
Interpublic Group of Cos., Inc.	561	17,284
Liberty Broadband Corp., Class C*	253	21,541
News Corp., Class A	416	12,210
Omnicom Group, Inc.	138	14,465
Sirius XM Holdings, Inc.	273	7,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2024

Investments	Shares	Value
Trade Desk, Inc., Class A*	512	$65,818
Total Media		327,564
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	1,332	58,875
Newmont Corp.	765	32,084
Nucor Corp.	99	15,314
Reliance, Inc.	26	8,352
Steel Dynamics, Inc.	334	48,520
Total Metals & Mining		163,145
Multi-Utilities — 0.6%
Ameren Corp.	214	20,200
CenterPoint Energy, Inc.	1,044	34,055
CMS Energy Corp.	285	19,867
Consolidated Edison, Inc.	233	23,438
Dominion Energy, Inc.	794	46,648
DTE Energy Co.	489	61,506
Public Service Enterprise Group, Inc.	304	28,667
Sempra	705	66,037
WEC Energy Group, Inc.	297	30,012
Total Multi-Utilities		330,430
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	1,059	171,484
ConocoPhillips	835	90,464
Coterra Energy, Inc.	290	7,749
Devon Energy Corp.	188	7,135
Diamondback Energy, Inc.	104	18,469
Energy Transfer LP	4,218	83,769
Enterprise Products Partners LP	2,779	95,681
EOG Resources, Inc.	888	118,335
EQT Corp.	220	9,997
Exxon Mobil Corp.	3,866	456,033
Hess Corp.	98	14,424
Kinder Morgan, Inc.	2,140	60,498
Marathon Petroleum Corp.	206	32,167
MPLX LP	936	48,354
Occidental Petroleum Corp.	262	13,252
ONEOK, Inc.	785	89,176
Ovintiv, Inc.	1,469	66,722
Phillips 66	238	31,887
Targa Resources Corp.	241	49,236
Texas Pacific Land Corp.	22	35,202
Valero Energy Corp.	213	29,624
Williams Cos., Inc.	903	52,843
Total Oil, Gas & Consumable Fuels		1,582,501
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	382	24,379
Southwest Airlines Co.	796	25,758
United Airlines Holdings, Inc.*	173	16,752
Total Passenger Airlines		66,889
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	222	16,011
Kenvue, Inc.	1,793	43,175
Total Personal Care Products		59,186
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	1,450	85,869
Eli Lilly & Co.	755	600,489
Johnson & Johnson	2,150	333,271
Merck & Co., Inc.	1,528	155,306
Pfizer, Inc.	5,412	141,849
Zoetis, Inc.	481	84,295
Total Pharmaceuticals		1,401,079
Professional Services — 0.6%
Amentum Holdings, Inc.*	98	2,386
Automatic Data Processing, Inc.	396	121,544
Booz Allen Hamilton Holding Corp.	73	10,817
Broadridge Financial Solutions, Inc.	89	21,006
Equifax, Inc.	82	21,448
Jacobs Solutions, Inc.	104	14,688
Leidos Holdings, Inc.	67	11,082
Paychex, Inc.	338	49,439
SS&C Technologies Holdings, Inc.	255	19,722
Verisk Analytics, Inc.	134	39,424
Total Professional Services		311,556
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	258	36,118
CoStar Group, Inc.*	212	17,244
Total Real Estate Management & Development		53,362
Residential REITs — 0.2%
AvalonBay Communities, Inc.	110	25,889
Equity Residential	264	20,238
Essex Property Trust, Inc.	52	16,144
Invitation Homes, Inc.	440	15,070
Mid-America Apartment Communities, Inc.	103	16,908
Sun Communities, Inc.	154	19,455
Total Residential REITs		113,704
Retail REITs — 0.2%
Kimco Realty Corp.	122	3,119
Realty Income Corp.	782	45,270
Simon Property Group, Inc.	348	63,893
Total Retail REITs		112,282
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.*	1,317	180,659
Analog Devices, Inc.	530	115,567
Applied Materials, Inc.	559	97,663
Broadcom, Inc.	3,978	644,754
Enphase Energy, Inc.*	186	13,271
Entegris, Inc.	151	15,950
First Solar, Inc.*	65	12,953
Intel Corp.	3,509	84,391
KLA Corp.	100	64,703
Lam Research Corp.	1,454	107,422
Marvell Technology, Inc.	951	88,148
Microchip Technology, Inc.	870	59,308
Micron Technology, Inc.	1,201	117,638
Monolithic Power Systems, Inc.	26	14,759
NVIDIA Corp.	20,893	2,888,457
ON Semiconductor Corp.*	311	22,118
QUALCOMM, Inc.	925	146,640
Skyworks Solutions, Inc.	166	14,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2024

Investments	Shares	Value
Teradyne, Inc.	145	$15,950
Texas Instruments, Inc.	851	171,077
Total Semiconductors & Semiconductor Equipment		4,875,968
Software — 10.0%
Adobe, Inc.*	367	189,346
ANSYS, Inc.*	58	20,364
AppLovin Corp., Class A*	293	98,668
Aspen Technology, Inc.*	15	3,750
Atlassian Corp., Class A*	307	80,919
Autodesk, Inc.*	257	75,018
Bentley Systems, Inc., Class B	489	24,206
Cadence Design Systems, Inc.*	242	74,248
Crowdstrike Holdings, Inc., Class A*	208	71,962
Datadog, Inc., Class A*	300	45,825
Dynatrace, Inc.*	432	24,274
Fair Isaac Corp.*	14	33,250
Fortinet, Inc.*	711	67,581
Gen Digital, Inc.	587	18,109
HubSpot, Inc.*	25	18,026
Intuit, Inc.	247	158,507
Manhattan Associates, Inc.*	94	26,831
Microsoft Corp.	6,229	2,637,732
Oracle Corp.	2,253	416,445
Palantir Technologies, Inc., Class A*	2,121	142,277
Palo Alto Networks, Inc.*	260	100,833
PTC, Inc.*	107	21,406
Roper Technologies, Inc.	77	43,616
Salesforce, Inc.	932	307,551
Samsara, Inc., Class A*	392	20,968
ServiceNow, Inc.*	182	190,998
Synopsys, Inc.*	152	84,891
Tyler Technologies, Inc.*	24	15,100
Workday, Inc., Class A*	209	52,248
Zoom Communications, Inc., Class A*	476	39,361
Zscaler, Inc.*	214	44,210
Total Software		5,148,520
Specialized REITs — 0.8%
American Tower Corp.	352	73,568
Crown Castle, Inc.	417	44,306
Digital Realty Trust, Inc.	290	56,750
Equinix, Inc.	76	74,593
Extra Space Storage, Inc.	169	28,892
Gaming & Leisure Properties, Inc.	355	18,322
Iron Mountain, Inc.	111	13,727
Public Storage	124	43,158
SBA Communications Corp.	74	16,743
VICI Properties, Inc.	880	28,697
Weyerhaeuser Co.	432	13,936
Total Specialized REITs		412,692
Specialty Retail — 1.7%
AutoZone, Inc.*	15	47,543
Best Buy Co., Inc.	139	12,510
Home Depot, Inc.	906	388,792
Lowe's Cos., Inc.	506	137,850
O'Reilly Automotive, Inc.*	52	64,647
Ross Stores, Inc.	348	53,895
TJX Cos., Inc.	1,106	139,013
Tractor Supply Co.	81	22,977
Ulta Beauty, Inc.*	17	6,573
Williams-Sonoma, Inc.	56	9,633
Total Specialty Retail		883,433
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	12,915	3,065,117
Dell Technologies, Inc., Class C	673	85,868
Hewlett Packard Enterprise Co.	1,434	30,429
HP, Inc.	1,186	42,020
NetApp, Inc.	154	18,887
Super Micro Computer, Inc.*	891	29,082
Western Digital Corp.*	495	36,130
Total Technology Hardware, Storage & Peripherals		3,307,533
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.*	182	35,665
NIKE, Inc., Class B	1,050	82,708
Total Textiles, Apparel & Luxury Goods		118,373
Tobacco — 0.5%
Altria Group, Inc.	1,537	88,746
Philip Morris International, Inc.	1,263	168,055
Total Tobacco		256,801
Trading Companies & Distributors — 0.3%
Fastenal Co.	576	48,131
United Rentals, Inc.	53	45,898
Watsco, Inc.	22	12,135
WW Grainger, Inc.	35	42,187
Total Trading Companies & Distributors		148,351
Water Utilities — 0.0%
American Water Works Co., Inc.	158	21,637
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	870	214,838
Total United States		46,421,307
TOTAL COMMON STOCKS (COST: $39,416,056)		46,527,208
MUTUAL FUND — 4.9%
United States — 4.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(b)
(Cost: $2,551,165)	2,551,165	2,551,165
TOTAL INVESTMENTS IN SECURITIES — 95.0% (Cost: $41,967,221)		49,078,373
Other Assets less Liabilities — 5.0%		2,596,693
NET ASSETS — 100.0%		$51,675,066

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $53,849 and the total market value of the collateral held by the Fund was $55,093, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	171	2/26/25	$45,845,100	$(264,701)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$46,527,208	$–	$–	$46,527,208
Mutual Fund	–	2,551,165	–	2,551,165
Total Investments in Securities	$46,527,208	$2,551,165	$–	$49,078,373
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(264,701)	$–	$–	$(264,701)
Total - Net	$46,262,507	$2,551,165	$–	$48,813,672

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments

Schedule of Investments (unaudited)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (Consolidated)

November 30, 2024

Investments	Shares	Value
COMMON STOCKS — 88.7%
Australia — 12.3%
De Grey Mining Ltd.*	68,817	$68,143
Evolution Mining Ltd.	113,403	373,815
Genesis Minerals Ltd.*	11,359	18,721
Gold Road Resources Ltd.	54,249	65,910
Northern Star Resources Ltd.	72,874	831,266
OceanaGold Corp.	39,811	125,675
Perseus Mining Ltd.	78,130	134,370
Ramelius Resources Ltd.	50,826	69,532
Regis Resources Ltd.*	47,928	79,930
St. Barbara Ltd.*	44,153	9,780
Vault Minerals Ltd.*	183,536	41,848
West African Resources Ltd.*	55,015	54,297
Westgold Resources Ltd.	27,077	50,272
Total Australia		1,923,559
Brazil — 4.4%
Wheaton Precious Metals Corp.	11,149	694,917
Burkina Faso — 2.5%
Endeavour Mining PLC	11,233	223,593
IAMGOLD Corp.*	29,124	160,182
Total Burkina Faso		383,775
Canada — 39.7%
Agnico Eagle Mines Ltd.	14,814	1,250,598
Alamos Gold, Inc., Class A	24,317	457,699
B2Gold Corp.	64,138	184,717
Barrick Gold Corp.	65,748	1,149,933
Centerra Gold, Inc.	12,846	77,527
Dundee Precious Metals, Inc.	11,630	108,978
Equinox Gold Corp.*	16,878	95,361
Franco-Nevada Corp.	6,692	819,395
GoGold Resources, Inc.*	17,804	16,531
Integra Resources Corp.*	825	778
K92 Mining, Inc.*	13,818	90,005
Kinross Gold Corp.	76,542	743,223
Lundin Gold, Inc.	4,937	114,808
New Gold, Inc.*	41,619	114,452
Osisko Gold Royalties Ltd.	9,559	185,253
Pan American Silver Corp.	22,234	488,481
Sandstorm Gold Ltd.	11,804	68,345
SSR Mining, Inc.	12,643	73,456
Torex Gold Resources, Inc.*	5,266	111,702
Wesdome Gold Mines Ltd.*	8,415	73,503
Total Canada		6,224,745
China — 2.5%
Shandong Gold Mining Co. Ltd., Class A	17,600	59,374
Zhaojin Mining Industry Co. Ltd., Class H	81,500	118,979
Zijin Mining Group Co. Ltd., Class A	101,100	218,915
Total China		397,268
Kazakhstan — 0.1%
Solidcore Resources PLC*	4,821	15,138
Mexico — 0.6%
Fresnillo PLC	11,339	93,104
Peru — 1.1%
Cia de Minas Buenaventura SAA, ADR	13,982	$169,182
Russia — 0.0%
Petropavlovsk PLC*^	40,769	0
South Africa — 5.7%
Gold Fields Ltd., ADR	41,106	595,626
Harmony Gold Mining Co. Ltd., ADR	32,790	301,340
Total South Africa		896,966
Turkey — 1.1%
Eldorado Gold Corp.*	11,166	178,656
United Kingdom — 4.8%
Anglogold Ashanti PLC(a)	30,285	755,319
United States — 13.9%
Coeur Mining, Inc.*	15,905	102,747
Newmont Corp.	26,916	1,128,857
Newmont Corp., CDI	11,078	469,739
Royal Gold, Inc.	3,278	479,440
Total United States		2,180,783
TOTAL COMMON STOCKS
(Cost: $13,510,842)		13,913,412
MUTUAL FUND — 5.7%
United States — 5.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(b)
(Cost: $902,340)	902,340	902,340
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.60%(b)
(Cost: $112,200)	112,200	112,200
TOTAL INVESTMENTS IN SECURITIES — 95.1% (Cost: $14,525,382)		14,927,952
Other Assets less Liabilities — 4.9%		768,499
NET ASSETS — 100.0%		$15,696,451

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at November 30, 2024. At November 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $109,736 and the total market value of the collateral held by the Fund was $112,200.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (Consolidated)

November 30, 2024

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Gold 100 Ounce	53	2/26/25	$14,209,300	$(82,613)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	13,913,412	–	–		13,913,412
Mutual Fund	–	902,340	–		902,340
Investment of Cash Collateral for Securities Loaned	–	112,200	–		112,200
Total Investments in Securities	$13,913,412	$1,014,540	$0		$14,927,952
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(82,613)	$–	$–		$(82,613)
Total - Net	$13,830,799	$1,014,540	$0		$14,845,339

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 74.2%
U.S. Treasury Bill — 74.2%
4.53%, 2/6/25*
(Cost: $101,161,469)	$102,000,000	$101,177,945
	Shares
EXCHANGE-TRADED FUNDS — 9.6%
United States — 9.6%
WisdomTree Bitcoin Fund^(a)	69,088	7,118,136
WisdomTree Floating Rate Treasury Fund(a)	117,773	5,923,982
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,821,495)		13,042,118
MUTUAL FUND — 9.5%
United States — 9.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(b)
(Cost: $12,978,077)	12,978,077	12,978,077
TOTAL INVESTMENTS IN SECURITIES — 93.3% (Cost: $124,961,041)		127,198,140
Other Assets less Liabilities — 6.7%		9,076,065
NET ASSETS — 100.0%		$136,274,205

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2024.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2024 were as follows:

Affiliate	Value at 08/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2024	Dividend Income
WisdomTree Bitcoin Fund	$4,127,362	$326,579	$153,710	$1,036	$2,816,869	$7,118,136	$—
WisdomTree Floating Rate Treasury Fund	5,621,593	299,015	—	—	3,374	5,923,982	69,306
Total	$9,748,955	$625,594	$153,710	$1,036	$2,820,243	$13,042,118	$69,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	116	12/16/24	$(7,499,371)	$(657,082)
Aluminum	2	12/15/25	(131,417)	4,026
Copper	26	12/15/25	(6,021,425)	(250,093)
Nickel	33	12/16/24	(3,111,821)	149,175
Tin	25	1/13/25	(3,605,655)	157,495
Tin	1	3/17/25	(144,910)	12,522
Zinc	72	12/16/24	(5,586,876)	(163,618)
			$(26,101,475)	$(747,575)
Long Exposure
Aluminum	116	12/16/24	$7,499,371	$659,975
Aluminum	103	12/15/25	6,767,976	(320,277)
Brent Crude	166	10/31/25	11,611,700	(1,327,893)
Cattle Feeder	6	1/30/25	778,425	39,878
Cocoa	79	5/14/25	7,133,700	1,731,404
Coffee “C”	47	7/21/25	5,478,731	970,748
Copper	72	12/15/25	16,674,714	875,587
Corn	170	12/12/25	3,667,750	(126,569)
Cotton No. 2	60	5/7/25	2,189,400	(54,210)
Gasoline RBOB	53	12/31/24	4,226,729	(297,579)
Gold 100 Ounce	56	12/29/25	15,576,400	(282,276)
HRW Wheat	47	3/14/25	1,270,763	(95,927)
Lean Hogs	56	2/14/25	1,933,680	22,758
Live Cattle	43	6/30/25	3,211,240	213,033
Low Sulphur Gasoil	77	1/10/25	5,172,475	(54,093)
Natural Gas	72	2/26/25	2,118,960	(196,137)
Nickel	33	12/16/24	3,111,822	(539,505)
Nickel	28	12/15/25	2,791,424	(111,876)
NY Harbor ULSD	54	5/30/25	4,865,994	(790,116)
Platinum	42	1/29/25	2,003,610	(10,132)
Silver	48	3/27/25	7,465,920	(284,328)
Soybeans	90	11/14/25	4,548,375	(308,588)
Sugar No. 11	147	4/30/25	3,264,811	164,616
Tin	25	1/13/25	3,605,655	(444,415)
Tin	25	3/17/25	3,622,750	(139,916)
Wheat	100	7/14/25	2,818,750	(209,100)
WTI Crude Oil	163	11/20/25	10,749,850	(404,952)
Zinc	72	12/16/24	5,586,876	221,503
Zinc	63	1/13/25	4,895,494	95,666
			$154,643,345	$(1,002,721)
Total - Net			$128,541,870	$(1,750,296)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated)

November 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$101,177,945	$–	$101,177,945
Exchange-Traded Funds	13,042,118	–	–	13,042,118
Mutual Fund	–	12,978,077	–	12,978,077
Total Investments in Securities	$13,042,118	$114,156,022	$–	$127,198,140
Financial Derivative Instruments
Futures Contracts[1]	$5,068,293	$–	$–	$5,068,293
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(6,818,589)	$–	$–	$(6,818,589)
Total - Net	$11,291,822	$114,156,022	$–	$125,447,844

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 78.3%
U.S. Treasury Bill — 78.3%
4.59%, 1/30/25*
(Cost: $144,710,817)	$145,800,000	$144,737,368
	Shares
EXCHANGE-TRADED FUNDS — 8.6%
United States — 8.6%
WisdomTree Bitcoin Fund^(a)	75,240	7,751,977
WisdomTree Floating Rate Treasury Fund(a)	162,772	8,187,432
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $13,341,620)		15,939,409
MUTUAL FUND — 4.7%
United States — 4.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(b)
(Cost: $8,600,805)	8,600,805	8,600,805
TOTAL INVESTMENTS IN SECURITIES — 91.6% (Cost: $166,653,242)		169,277,582
Other Assets less Liabilities — 8.4%		15,576,265
NET ASSETS — 100.0%		$184,853,847

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2024.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2024 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2024	Dividend Income
WisdomTree Bitcoin Fund	$2,933,344	$5,649,160	$3,356,970	$(350,653)	$2,877,096	$7,751,977	$—
WisdomTree Floating Rate Treasury Fund	8,783,225	—	601,555	(1,694)	7,456	8,187,432	101,689
Total	$11,716,569	$5,649,160	$3,958,525	$(352,347)	$2,884,552	$15,939,409	$101,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Aluminum	2	12/16/24	$(129,300)	$(1,654)
Corn	238	3/14/25	(5,152,700)	(11,958)
Lead	102	12/16/24	(5,250,781)	(136,364)
Low Sulphur Gasoil	74	1/10/25	(4,970,950)	163,040
Natural Gas	167	12/27/24	(5,616,210)	(708,675)
Tin	33	12/16/24	(4,744,615)	576,486
Wheat	173	3/14/25	(4,740,200)	368,820
Zinc	2	12/16/24	(155,191)	(3,899)
			$(30,759,947)	$245,796
Long Exposure
10 Year U.S. Treasury Note	54	3/20/25	$6,004,125	$35,272
Aluminum	81	12/16/24	5,236,630	(116,926)
Cattle Feeder	43	1/30/25	5,578,713	368,033
Dollar Index	173	12/16/24	18,308,244	422,903
E-Mini Russell 2000 Index	129	12/20/24	15,767,670	1,693,381
Euro Stoxx 50 Index	271	12/20/24	13,787,714 *	(244,032)
Gold 100 Ounce	19	1/29/25	5,071,100	(177,277)
Lead	2	12/16/24	102,956	3,078
Lean Hogs	150	2/14/25	5,179,500	109,450
Live Cattle	68	2/28/25	5,130,600	72,505
Nikkei 225 Index	56	3/13/25	14,232,580 *	(143,966)
S&P 500 E-Mini Index	51	12/20/24	15,431,325	942,139
S&P/TSX 60 Index	68	12/19/24	14,954,512 *	1,175,676
Silver	31	1/29/25	4,779,425	(325,683)
U.S. Treasury Long Bond	51	3/20/25	6,094,500	81,965
Zinc	68	12/16/24	5,276,494	10,545
			$140,936,088	$3,907,063
Total - Net			$110,176,141	$4,152,859

* Notional value has been converted to USD using the relevant foreign exchange rate as of November 30, 2024.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated)

November 30, 2024

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$144,737,368	$–	$144,737,368
Exchange-Traded Funds	15,939,409	–	–	15,939,409
Mutual Fund	–	8,600,805	–	8,600,805
Total Investments in Securities	$15,939,409	$153,338,173	$–	$169,277,582
Financial Derivative Instruments
Futures Contracts[1]	$6,023,293	$–	$–	$6,023,293
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,870,434)	$–	$–	$(1,870,434)
Total - Net	$20,092,268	$153,338,173	$–	$173,430,441

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree PutWrite Strategy Fund (PUTW)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 93.8%
U.S. Treasury Bills — 93.8%
5.04%, 12/5/24*	$53,100,000	$53,080,422
4.51%, 2/6/25*	86,000,000	85,306,895
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $138,367,047)		138,387,317
	Shares
EXCHANGE-TRADED FUND — 4.5%
United States — 4.5%
WisdomTree Floating Rate Treasury Fund(a)
(Cost: $6,573,586)	130,834	6,580,950
MUTUAL FUND — 2.4%
United States — 2.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(b)
(Cost: $3,557,644)	3,557,644	3,557,644
TOTAL INVESTMENTS IN SECURITIES — 100.7% (Cost: $148,498,277)		148,525,911
Other Liabilities less Assets — (0.7)%		(1,053,842)
NET ASSETS — 100.0%		$147,472,069

*	Interest rate shown reflects the yield to maturity at the time of purchase.
(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(b)	Rate shown represents annualized 7-day yield as of November 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended November 30, 2024 were as follows:

Affiliate	Value at 8/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 11/30/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$5,285,086	$1,293,938	$—	$—	$1,926	$6,580,950	$69,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree PutWrite Strategy Fund (PUTW)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)
Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
S&P 500 Index*	(125)	$(76,062,500)	$6,085	12/20/2024	$(1,616,641)	$673,516	$(943,125)
S&P 500 Index*	(125)	(76,750,000)	6,140	1/3/2025	(1,412,148)	(352)	(1,412,500)
					$(3,028,789)	$673,164	$(2,355,625)

*	Non-income producing security.
[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$138,387,317	$–	$138,387,317
Exchange-Traded Fund	6,580,950	–	–	6,580,950
Mutual Fund	–	3,557,644	–	3,557,644
Total Investments in Securities	$6,580,950	$141,944,961	$–	$148,525,911
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(2,355,625)	$–	$(2,355,625)
Total - Net	$6,580,950	$139,589,336	$–	$146,170,286

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Target Range Fund (GTR)

November 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 70.3%
U.S. Treasury Bill — 70.3%
4.59%, 1/30/25*
(Cost: $46,152,627)	$46,500,000	$46,161,095
	Shares
MUTUAL FUND — 2.2%
United States — 2.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.51%(a)
(Cost: $1,456,446)	1,456,446	1,456,446
PURCHASED OPTIONS (EXCHANGE-TRADED) — 22.1%

Call Options	Number of Contracts	Notional Amount(b)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF^	1,561	$9,834,300	$63	1/17/25	$2,184,321	$324,987	$2,509,308
iShares MSCI Emerging Markets ETF^	1,515	5,908,500	39	1/17/25	1,164,037	(429,263)	734,775
iShares Russell 2000 ETF^	601	11,479,100	191	1/17/25	1,990,092	1,124,290	3,114,382
SPDR S&P 500 ETF Trust^	602	28,294,000	470	1/17/25	5,313,951	2,822,380	8,136,331
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED)
(Cost: $10,652,401)							14,494,796
TOTAL INVESTMENTS IN SECURITIES — 94.6% (Cost: $58,261,474)							62,112,337
Other Assets less Liabilities — 5.4%							3,515,844
NET ASSETS — 100.0%							$65,628,181

*	Interest rate shown reflects the yield to maturity at the time of purchase.
^	Non-income producing security.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2024.
(b)	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Target Range Fund (GTR)

November 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation	Value
iShares MSCI EAFE ETF*	(1,561)	$(13,268,500)	$85	1/17/2025	$(174,119)	$156,948	$(17,172)
iShares MSCI Emerging Markets ETF*	(1,515)	(8,029,500)	53	1/17/2025	(23,272)	19,484	(3,787)
iShares Russell 2000 ETF*	(601)	(15,626,000)	260	1/17/2025	(152,410)	39,422	(112,988)
SPDR S&P 500 ETF Trust*	(602)	(38,227,000)	635	1/17/2025	(59,854)	11,393	(48,461)
					$(409,655)	$227,247	$(182,408)

*	Non-income producing security.

[1]	Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$–	$46,161,095	$–	$46,161,095
Mutual Fund	–	1,456,446	–	1,456,446
Purchased Options	–	14,494,796	–	14,494,796
Total Investments in Securities	$–	$62,112,337	$–	$62,112,337
Liabilities:
Financial Derivative Instruments
Written Options[1]	$–	$(182,408)	$–	$(182,408)
Total - Net	$–	$61,929,929	$–	$61,929,929

[1]	Amount shown represents the market value of the financial instrument.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Notes to Schedule of Investments (unaudited)

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”) , Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended November 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.